UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2014

Item 1. Reports to Stockholders

Fidelity®

Corporate Bond

Fund

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Life of fund A
Fidelity® Corporate Bond Fund	9.96%	7.45%

A From May 4, 2010.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Corporate Bond Fund, a class of the fund, on May 4, 2010, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending August 31, 2014, amid continued easy monetary policy, low inflation, renewed geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 5.66%, fueled by both interest income as well as capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 9.06%, supported by solid corporate fundamentals, a low default rate and a modestly improving U.S. economy that rebounded from a first-quarter slowdown. Other yield-advantaged sectors, also had strong showings, including mortgage-backed securities, which advanced 5.42%, versus only 3.57% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had an even stronger period, with The BofA Merrill LynchSM US High Yield Constrained Index returning 10.61%. International markets also fared comparatively well, driven by easy-money policies worldwide, including new accommodations from Europe and China. The Barclays® Global Aggregate Ex USD GDP Weighted Index returned 7.92%.

Comments from David Prothro and Michael Plage, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity® Corporate Bond Fund: For the year, the fund's Retail Class shares returned 9.96%, compared with 9.06% for the Barclays® U.S. Credit Bond Index. Corporate bonds generated a strong return relative to most sectors of the investment-grade bond market. Accommodative monetary policy by the U.S. Federal Reserve, slower global growth and a decline in interest rates also supported the sector throughout the period. We attempted to gain exposure to companies with stable to improving fundamentals and attractive valuations. A moderate overweighting in credit risk was a significant contributor to the fund's performance versus the Barclays index. For example, our out-of-benchmark allocation to BB-rated bonds boosted the fund's performance. The fund's overweighting in financials, particularly banks, also contributed, as did strong security selection within the financials sector. In terms of detractors, performance could have been bolstered further if the fund had established a larger overweighting in credit risk. For instance, our allocation to Treasuries hampered relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	.77%
Actual		$ 1,000.00	$ 1,039.90	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.84%
Actual		$ 1,000.00	$ 1,039.50	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28
Class C	1.56%
Actual		$ 1,000.00	$ 1,036.70	$ 8.01
HypotheticalA		$ 1,000.00	$ 1,017.34	$ 7.93
Corporate Bond	.45%
Actual		$ 1,000.00	$ 1,041.60	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,041.30	$ 2.57
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
U.S. Government and U.S. Government Agency Obligations 4.4%	U.S. Government and U.S. Government Agency Obligations 1.7%
AAA 0.4%	AAA 0.7%
AA 4.4%	AA 2.2%
A 20.6%	A 21.4%
BBB 54.0%	BBB 56.9%
BB and Below 11.8%	BB and Below 11.4%
Not Rated 0.0%†	Not Rated 0.0%†
Equities 0.0%†	Equities 0.0%
Short-Term Investments and Net Other Assets 4.4%	Short-Term Investments and Net Other Assets 5.7%

† Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2014
6 months ago
Years	10.4	10.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	6.7	6.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2014 *		As of February 28, 2014 **
	Corporate Bonds 85.6%		Corporate Bonds 86.8%
	U.S. Government and U.S. Government Agency Obligations 4.4%		U.S. Government and U.S. Government Agency Obligations 1.7%
	Municipal Bonds 4.1%		Municipal Bonds 4.5%
	Other Investments 1.5%		Other Investments 1.3%
	Short-Term Investments and Net Other Assets (Liabilities) 4.4%		Short-Term Investments and Net Other Assets (Liabilities) 5.7%
* Foreign investments	12.4%	** Foreign investments	12.0%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through it's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 82.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.5%
Automobiles - 1.7%
Daimler Finance North America LLC 2.3% 1/9/15 (c)	$ 1,250,000	$ 1,258,340
Ford Motor Co. 4.75% 1/15/43	3,184,000	3,335,912
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (c)	6,650,000	6,638,409
Volkswagen International Finance NV 2.375% 3/22/17 (c)	2,050,000	2,111,931
		13,344,592
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
4.25% 6/15/23	549,000	585,516
5.75% 6/15/43	396,000	478,923
		1,064,439
Household Durables - 1.3%
D.R. Horton, Inc. 3.75% 3/1/19	4,500,000	4,511,250
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,635,000
		10,146,250
Media - 3.5%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,512,052
COX Communications, Inc. 3.25% 12/15/22 (c)	301,000	295,768
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.5% 3/1/16	220,000	228,539
Discovery Communications LLC 4.875% 4/1/43	1,108,000	1,159,425
NBCUniversal, Inc.:
3.65% 4/30/15	129,000	131,785
5.15% 4/30/20	3,625,000	4,149,512
News America Holdings, Inc. 7.75% 12/1/45	111,000	165,608
News America, Inc.:
6.15% 2/15/41	4,800,000	5,921,376
6.9% 8/15/39	300,000	397,859
Thomson Reuters Corp. 1.3% 2/23/17	305,000	305,265
Time Warner Cable, Inc.:
4.5% 9/15/42	2,168,000	2,196,789
5.875% 11/15/40	1,207,000	1,459,317
6.75% 7/1/18	700,000	822,583
8.25% 4/1/19	1,856,000	2,334,904
Time Warner, Inc.:
2.1% 6/1/19	3,000,000	2,975,382
4.75% 3/29/21	1,750,000	1,939,826
6.2% 3/15/40	1,700,000	2,056,114
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
1.25% 2/27/15	$ 390,000	$ 391,397
3.5% 4/1/17	34,000	35,911
		28,479,412
Multiline Retail - 0.7%
Target Corp. 2.3% 6/26/19	5,513,000	5,569,889
Specialty Retail - 1.2%
AutoZone, Inc. 3.7% 4/15/22	253,000	262,368
Home Depot, Inc. 5.95% 4/1/41	941,000	1,217,189
Lowe's Companies, Inc. 5.125% 11/15/41	650,000	747,359
TJX Companies, Inc. 2.75% 6/15/21	694,000	698,936
Turlock Corp. 1.5% 11/2/17	7,000,000	7,001,218
		9,927,070
TOTAL CONSUMER DISCRETIONARY		68,531,652
CONSUMER STAPLES - 5.0%
Beverages - 2.4%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	5,000,000	5,062,495
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,002,500
4.25% 5/1/23	3,315,000	3,348,150
Diageo Capital PLC 1.5% 5/11/17	2,500,000	2,525,445
FBG Finance Ltd. 5.125% 6/15/15 (c)	282,000	291,975
Heineken NV:
1.4% 10/1/17 (c)	287,000	285,933
4% 10/1/42 (c)	96,000	91,753
SABMiller Holdings, Inc.:
1.85% 1/15/15 (c)	2,760,000	2,773,237
2.45% 1/15/17 (c)	2,655,000	2,735,372
		19,116,860
Food & Staples Retailing - 0.4%
Walgreen Co.:
3.1% 9/15/22	3,607,000	3,575,781
4.4% 9/15/42	124,000	121,418
		3,697,199
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.2%
ConAgra Foods, Inc. 1.9% 1/25/18	$ 285,000	$ 284,968
Tyson Foods, Inc. 3.95% 8/15/24	1,290,000	1,317,868
		1,602,836
Tobacco - 2.0%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,445,445
4% 1/31/24	529,000	550,327
4.125% 9/11/15	2,100,000	2,177,893
9.7% 11/10/18	3,062,000	3,973,196
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,131,135
Reynolds American, Inc.:
1.05% 10/30/15	660,000	660,564
3.25% 11/1/22	3,304,000	3,234,662
4.75% 11/1/42	470,000	459,134
6.75% 6/15/17	384,000	436,613
		16,068,969
TOTAL CONSUMER STAPLES		40,485,864
ENERGY - 9.1%
Energy Equipment & Services - 1.6%
DCP Midstream LLC:
4.75% 9/30/21 (c)	158,000	168,917
5.35% 3/15/20 (c)	3,116,000	3,443,996
5.85% 5/21/43 (c)(e)	7,500,000	7,275,000
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	765,376
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	127,801
3.05% 3/1/16	450,000	463,928
Transocean, Inc. 6.5% 11/15/20	930,000	1,051,899
		13,296,917
Oil, Gas & Consumable Fuels - 7.5%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	431,459
6.375% 9/15/17	3,626,000	4,133,966
Apache Corp. 4.75% 4/15/43	3,233,000	3,435,027
Continental Resources, Inc. 3.8% 6/1/24 (c)	4,800,000	4,902,518
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP:
2.5% 12/1/17	$ 370,000	$ 379,126
2.7% 4/1/19	64,000	64,873
3.875% 3/15/23	222,000	227,135
4.95% 4/1/22	1,925,000	2,125,027
5.6% 4/1/44	340,000	385,832
Devon Energy Corp.:
1.2% 12/15/16	1,021,000	1,025,006
2.25% 12/15/18	910,000	918,257
Duke Energy Field Services 5.375% 10/15/15 (c)	54,000	56,152
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	546,108
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	149,817
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	1,034,698
Enterprise Products Operating LP 1.25% 8/13/15	387,000	389,397
Marathon Petroleum Corp. 3.5% 3/1/16	150,000	155,731
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	480,000	480,456
Nexen, Inc. 5.2% 3/10/15	41,000	41,965
ONEOK Partners LP 2% 10/1/17	2,822,000	2,857,072
Petrobras Global Finance BV 7.25% 3/17/44	1,015,000	1,191,823
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	40,092
5.375% 1/27/21	652,000	687,404
5.75% 1/20/20	3,652,000	3,936,673
Petroleos Mexicanos:
3.125% 1/23/19 (c)	99,000	102,901
3.5% 7/18/18	959,000	1,002,155
4.875% 1/18/24 (c)	80,000	87,040
5.5% 1/21/21	545,000	613,125
5.5% 6/27/44	2,899,000	3,144,690
6% 3/5/20	116,000	133,110
6.375% 1/23/45 (c)	937,000	1,133,770
6.5% 6/2/41	2,926,000	3,569,720
Phillips 66 Co.:
1.95% 3/5/15	2,088,000	2,103,274
2.95% 5/1/17	2,767,000	2,890,760
4.3% 4/1/22	300,000	325,122
Southeast Supply Header LLC 4.25% 6/15/24 (c)	667,000	688,487
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	63,090
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	467,877
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Partners, LP: - continued
4.6% 6/15/21	$ 414,000	$ 454,283
Talisman Energy, Inc. 3.75% 2/1/21	3,635,000	3,762,069
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	4,965,419
Western Gas Partners LP:
2.6% 8/15/18	858,000	874,381
5.375% 6/1/21	1,273,000	1,446,911
Williams Partners LP:
3.35% 8/15/22	2,500,000	2,497,703
4.3% 3/4/24	491,000	513,659
		60,435,160
TOTAL ENERGY		73,732,077
FINANCIALS - 39.9%
Banks - 18.5%
AmSouth Bank NA, Birmingham 5.2% 4/1/15	1,630,000	1,669,904
Associated Banc Corp. 5.125% 3/28/16	575,000	608,007
Bank of America Corp.:
2.65% 4/1/19	1,524,000	1,539,525
4.2% 8/26/24	942,000	956,352
5.75% 12/1/17	3,000,000	3,364,959
6.5% 8/1/16	1,240,000	1,362,854
Bank of America NA 1.25% 2/14/17	1,027,000	1,028,815
Barclays Bank PLC 2.5% 2/20/19	400,000	406,466
BPCE SA 5.15% 7/21/24 (c)	4,225,000	4,523,936
Branch Banking & Trust Co. 2.85% 4/1/21	3,282,000	3,315,624
Capital One Bank NA:
1.2% 2/13/17	1,169,000	1,170,564
2.3% 6/5/19	5,000,000	5,005,855
Capital One NA 2.95% 7/23/21	1,050,000	1,051,680
CIT Group, Inc. 3.875% 2/19/19	1,425,000	1,442,813
Citigroup, Inc.:
1.55% 8/14/17	3,821,000	3,816,701
2.5% 7/29/19	4,000,000	4,015,912
3.953% 6/15/16	653,000	686,400
4.05% 7/30/22	316,000	325,742
4.45% 1/10/17	1,250,000	1,340,095
5.3% 5/6/44	2,300,000	2,468,634
5.5% 9/13/25	1,317,000	1,475,725
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
6.125% 5/15/18	$ 640,000	$ 734,025
6.675% 9/13/43	467,000	594,495
Comerica, Inc. 4.8% 5/1/15	487,000	500,973
Credit Suisse AG 6% 2/15/18	122,000	137,770
Discover Bank:
2% 2/21/18	3,900,000	3,913,833
7% 4/15/20	2,391,000	2,864,813
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,206,379
5.45% 1/15/17	1,232,000	1,345,360
8.25% 3/1/38	3,848,000	5,784,491
HSBC Bank U.S.A. N.A. 4.875% 8/24/20	725,000	809,175
HSBC Holdings PLC 6.5% 9/15/37	100,000	126,447
HSBC U.S.A., Inc. 1.625% 1/16/18	703,000	705,335
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,309,060
Intesa Sanpaolo SpA 5.017% 6/26/24 (c)	3,075,000	3,104,194
JPMorgan Chase & Co. 3.875% 2/1/24	5,000,000	5,208,955
JPMorgan Chase Bank 6% 10/1/47	10,850,000	12,254,348
KeyBank NA 1.65% 2/1/18	501,000	501,772
KeyCorp. 5.1% 3/24/21	2,081,000	2,364,370
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,260,383
5% 1/17/17	1,027,000	1,097,958
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (c)	4,377,000	4,361,168
Rabobank Nederland 4.625% 12/1/23	4,531,000	4,818,669
Regions Bank:
6.45% 6/26/37	2,611,000	3,112,863
7.5% 5/15/18	7,499,000	8,848,715
Regions Financial Corp.:
2% 5/15/18	558,000	555,560
5.75% 6/15/15	1,655,000	1,718,984
Royal Bank of Scotland Group PLC:
2.55% 9/18/15	652,000	663,477
5.125% 5/28/24	3,640,000	3,712,953
6% 12/19/23	5,228,000	5,683,976
6.1% 6/10/23	1,000,000	1,091,818
6.125% 12/15/22	5,972,000	6,531,224
SunTrust Banks, Inc.:
2.35% 11/1/18	894,000	903,676
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
SunTrust Banks, Inc.: - continued
2.5% 5/1/19	$ 5,184,000	$ 5,234,772
3.5% 1/20/17	3,320,000	3,495,704
Wachovia Bank NA 6% 11/15/17	405,000	460,530
Wells Fargo & Co. 4.48% 1/16/24	7,539,000	8,084,545
		149,679,333
Capital Markets - 4.4%
Charles Schwab Corp. 2.2% 7/25/18	3,166,000	3,219,056
Goldman Sachs Group, Inc.:
2.375% 1/22/18	3,994,000	4,058,048
2.9% 7/19/18	4,240,000	4,360,238
3.625% 2/7/16	1,275,000	1,323,609
5.125% 1/15/15	935,000	950,848
5.25% 7/27/21	1,227,000	1,382,903
5.95% 1/18/18	178,000	200,855
6.15% 4/1/18	204,000	232,435
Lazard Group LLC 6.85% 6/15/17	171,000	193,898
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,694,426
Morgan Stanley:
2.125% 4/25/18	2,560,000	2,575,357
3.75% 2/25/23	1,168,000	1,198,906
4% 7/24/15	1,947,000	2,007,616
4.875% 11/1/22	6,884,000	7,437,191
5% 11/24/25	846,000	908,519
5.5% 7/28/21	1,222,000	1,403,981
5.625% 9/23/19	329,000	375,947
5.75% 1/25/21	557,000	646,767
6.625% 4/1/18	153,000	177,161
		35,347,761
Consumer Finance - 1.8%
Ally Financial, Inc. 4.75% 9/10/18	4,500,000	4,736,250
Capital One Financial Corp. 2.15% 3/23/15	3,115,000	3,144,602
Discover Financial Services:
3.85% 11/21/22	38,000	38,919
5.2% 4/27/22	2,355,000	2,616,782
6.45% 6/12/17	107,000	120,507
Ford Motor Credit Co. LLC 1.5% 1/17/17	599,000	600,261
General Electric Capital Corp. 5.875% 1/14/38	150,000	186,476
Hyundai Capital America:
1.625% 10/2/15 (c)	178,000	179,348
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
2.125% 10/2/17 (c)	$ 197,000	$ 199,682
2.55% 2/6/19 (c)	3,163,000	3,204,859
		15,027,686
Diversified Financial Services - 2.3%
BP Capital Markets PLC 3.125% 10/1/15	608,000	625,385
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,581,069
Five Corners Funding Trust 4.419% 11/15/23 (c)	4,111,000	4,388,020
ING U.S., Inc.:
5.5% 7/15/22	744,000	852,473
5.7% 7/15/43	1,108,000	1,317,463
MetLife Institutional Funding II 0.6021% 1/6/15 (c)(e)	600,000	600,805
Moody's Corp. 4.5% 9/1/22	6,500,000	6,922,767
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	517,000	525,011
TECO Finance, Inc. 5.15% 3/15/20	114,000	128,355
		18,941,348
Insurance - 6.2%
American International Group, Inc. 5.85% 1/16/18	1,000,000	1,134,746
Aon Corp.:
3.125% 5/27/16	1,609,000	1,667,350
6.25% 9/30/40	253,000	324,146
Aon PLC 3.5% 6/14/24	2,830,000	2,836,065
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,879,206
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	425,000	430,526
4.4% 5/15/42	107,000	111,160
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(e)	66,000	68,310
Hartford Financial Services Group, Inc.:
4% 10/15/17	3,600,000	3,868,870
4.3% 4/15/43	1,211,000	1,196,822
Liberty Mutual Group, Inc. 4.95% 5/1/22 (c)	5,250,000	5,782,156
Marsh & McLennan Companies, Inc.:
4.05% 10/15/23	2,306,000	2,457,511
4.8% 7/15/21	1,643,000	1,831,441
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	148,000	170,741
MetLife, Inc. 1.756% 12/15/17 (b)	238,000	239,915
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I 1.3% 4/10/17 (c)	$ 6,837,000	$ 6,843,434
Pacific LifeCorp:
5.125% 1/30/43 (c)	1,285,000	1,369,698
6% 2/10/20 (c)	902,000	1,035,585
Prudential Financial, Inc.:
5.625% 5/12/41	1,170,000	1,383,029
5.625% 6/15/43 (e)	5,000,000	5,362,500
Symetra Financial Corp. 6.125% 4/1/16 (c)	615,000	655,914
Unum Group:
5.625% 9/15/20	1,846,000	2,114,414
5.75% 8/15/42	3,748,000	4,487,387
7.125% 9/30/16	106,000	119,012
UnumProvident Finance Co. PLC 6.85% 11/15/15 (c)	991,000	1,056,776
		50,426,714
Real Estate Investment Trusts - 3.1%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	100,113
AvalonBay Communities, Inc. 4.2% 12/15/23	4,553,000	4,873,317
Boston Properties, Inc. 3.85% 2/1/23	738,000	768,284
Camden Property Trust 4.25% 1/15/24	758,000	802,464
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,369,765
DDR Corp.:
4.75% 4/15/18	1,764,000	1,911,525
7.5% 4/1/17	4,000,000	4,575,016
9.625% 3/15/16	214,000	242,016
Developers Diversified Realty Corp. 4.625% 7/15/22	391,000	419,131
Duke Realty LP:
3.625% 4/15/23	383,000	381,644
3.875% 10/15/22	403,000	413,513
4.375% 6/15/22	206,000	217,937
5.5% 3/1/16	1,300,000	1,383,420
6.75% 3/15/20	1,295,000	1,541,989
Equity One, Inc. 3.75% 11/15/22	3,000,000	3,013,734
Federal Realty Investment Trust 6.2% 1/15/17	1,300,000	1,449,231
Health Care REIT, Inc.:
2.25% 3/15/18	324,000	328,262
4.7% 9/15/17	548,000	597,646
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	254,410
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Retail Opportunity Investments Partnership LP 5% 12/15/23	$ 167,000	$ 179,770
Simon Property Group LP 2.8% 1/30/17	47,000	48,862
		24,872,049
Real Estate Management & Development - 3.6%
BioMed Realty LP:
3.85% 4/15/16	914,000	955,512
4.25% 7/15/22	170,000	176,806
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	2,044,837
4.95% 4/15/18	290,000	314,155
6% 4/1/16	211,000	225,841
7.5% 5/15/15	899,000	939,824
Corporate Office Properties LP 3.7% 6/15/21	476,000	477,038
ERP Operating LP 2.375% 7/1/19	490,000	492,663
Essex Portfolio LP 5.5% 3/15/17	3,479,000	3,829,649
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,067,650
4.125% 6/15/22	1,832,000	1,921,698
4.4% 2/15/24	1,039,000	1,099,278
4.75% 10/1/20	752,000	814,621
5.125% 3/2/15	141,000	144,021
5.5% 12/15/16	2,436,000	2,652,144
6.625% 10/1/17	1,960,000	2,232,524
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	493,064
3.15% 5/15/23	922,000	837,499
4.5% 4/18/22	94,000	95,484
7.75% 8/15/19	126,000	151,249
Mid-America Apartments LP 4.3% 10/15/23	180,000	190,009
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,825,716
Prime Property Funding, Inc. 5.7% 4/15/17 (c)	276,000	296,743
Reckson Operating Partnership LP 6% 3/31/16	286,000	305,747
Regency Centers LP:
3.75% 6/15/24	493,000	500,778
5.25% 8/1/15	249,000	259,193
Tanger Properties LP:
3.875% 12/1/23	398,000	408,092
6.125% 6/1/20	661,000	770,184
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.15% 11/15/15	$ 65,000	$ 69,146
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	511,502
		29,102,667
TOTAL FINANCIALS		323,397,558
HEALTH CARE - 2.6%
Health Care Providers & Services - 1.8%
Aetna, Inc. 1.5% 11/15/17	72,000	72,231
Express Scripts Holding Co.:
2.1% 2/12/15	4,500,000	4,531,325
4.75% 11/15/21	3,000,000	3,336,825
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,760,711
UnitedHealth Group, Inc.:
3.95% 10/15/42	132,000	127,387
4.25% 3/15/43	2,500,000	2,540,390
4.625% 11/15/41	965,000	1,025,285
WellPoint, Inc.:
1.875% 1/15/18	288,000	289,232
2.375% 2/15/17	810,000	833,097
		14,516,483
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
4.15% 2/1/24	248,000	261,981
5.3% 2/1/44	103,000	117,428
		379,409
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.75% 11/6/17	999,000	1,004,099
4.4% 11/6/42	627,000	629,810
Actavis Funding SCS 2.45% 6/15/19 (c)	443,000	441,540
Johnson & Johnson 4.5% 12/5/43	3,200,000	3,540,698
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	187,000	187,784
Zoetis, Inc. 1.875% 2/1/18	123,000	123,024
		5,926,955
TOTAL HEALTH CARE		20,822,847
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 3.5%
Aerospace & Defense - 0.6%
L-3 Communications Corp. 3.95% 5/28/24	$ 3,000,000	$ 3,003,927
United Technologies Corp. 4.5% 6/1/42	1,761,000	1,897,812
		4,901,739
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	549,000	575,078
Continental Airlines, Inc. 6.648% 3/15/19	56,130	59,778
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	50,141	54,215
8.36% 1/20/19	37,660	41,803
		730,874
Industrial Conglomerates - 2.1%
General Electric Co.:
2.7% 10/9/22	5,000,000	4,937,800
4.125% 10/9/42	434,000	445,178
Roper Industries, Inc.:
1.85% 11/15/17	4,079,000	4,105,159
2.05% 10/1/18	7,475,000	7,465,290
		16,953,427
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC 4.4% 3/15/42	2,500,000	2,538,953
Trading Companies & Distributors - 0.4%
Air Lease Corp. 3.875% 4/1/21	3,305,000	3,338,050
TOTAL INDUSTRIALS		28,463,043
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.3%
Cisco Systems, Inc. 2.9% 3/4/21	2,273,000	2,326,968
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	152,725
2.375% 12/17/18	185,000	186,668
		339,393
IT Services - 0.9%
The Western Union Co.:
2.375% 12/10/15	358,000	364,222
2.875% 12/10/17	926,000	956,708
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Xerox Corp.:
2.95% 3/15/17	$ 2,591,000	$ 2,695,487
4.25% 2/15/15	3,200,000	3,253,158
		7,269,575
Software - 0.0%
Oracle Corp. 5.375% 7/15/40	240,000	283,291
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,507,874
TOTAL INFORMATION TECHNOLOGY		11,727,101
MATERIALS - 2.4%
Chemicals - 0.6%
Ecolab, Inc. 1.45% 12/8/17	434,000	433,527
Monsanto Co.:
4.4% 7/15/44	2,481,000	2,567,582
4.7% 7/15/64	1,925,000	2,004,092
		5,005,201
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	90,004
Metals & Mining - 1.8%
Alcoa, Inc. 5.4% 4/15/21	4,548,000	4,959,271
Anglo American Capital PLC 4.125% 4/15/21 (c)	4,536,000	4,682,821
Corporacion Nacional del Cobre de Chile (Codelco) 5.625% 10/18/43 (c)	625,000	721,656
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23	3,625,000	3,679,527
Vale Overseas Ltd. 6.25% 1/23/17	104,000	115,778
		14,159,053
TOTAL MATERIALS		19,254,258
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.:
5.55% 8/15/41	2,700,000	3,092,969
6.3% 1/15/38	970,000	1,212,304
British Telecommunications PLC:
1.25% 2/14/17	1,064,000	1,063,797
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
British Telecommunications PLC: - continued
1.625% 6/28/16	$ 435,000	$ 439,917
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	603,904
3.5% 11/1/21	1,420,000	1,473,927
4.5% 9/15/20	3,827,000	4,205,008
4.6% 4/1/21	460,000	509,310
5.012% 8/21/54 (c)	1,001,000	1,045,547
6.4% 9/15/33	1,509,000	1,906,152
6.55% 9/15/43	999,000	1,287,872
		16,840,707
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV:
2.375% 9/8/16	1,450,000	1,485,235
3.625% 3/30/15	564,000	573,126
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,611,013
		6,669,374
TOTAL TELECOMMUNICATION SERVICES		23,510,081
UTILITIES - 7.4%
Electric Utilities - 4.2%
AmerenUE 6.4% 6/15/17	133,000	150,051
American Electric Power Co., Inc.:
1.65% 12/15/17	2,173,000	2,181,008
2.95% 12/15/22	4,000,000	3,949,716
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	242,531
Commonwealth Edison Co. 1.95% 9/1/16	83,000	84,923
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	109,978
Duke Energy Corp.:
1.625% 8/15/17	5,685,000	5,724,391
2.1% 6/15/18	414,000	417,557
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,447,081
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	500,000	587,929
6.4% 9/15/20 (c)	1,310,000	1,550,237
Entergy Louisiana LLC 1.875% 12/15/14	144,000	144,603
Exelon Corp. 4.9% 6/15/15	2,500,000	2,583,258
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
2.75% 3/15/18	$ 699,000	$ 706,918
4.25% 3/15/23	1,313,000	1,323,925
7.375% 11/15/31	4,145,000	5,037,373
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,269,470
Nevada Power Co.:
6.5% 8/1/18	70,000	82,294
6.65% 4/1/36	500,000	680,360
Northeast Utilities 1.45% 5/1/18	208,000	205,992
Pepco Holdings, Inc. 2.7% 10/1/15	2,228,000	2,270,069
Tampa Electric Co. 6.55% 5/15/36	500,000	682,390
Xcel Energy, Inc. 4.8% 9/15/41	554,000	617,791
		34,049,845
Gas Utilities - 0.3%
Boston Gas Co. 4.487% 2/15/42 (c)	2,000,000	2,102,394
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	19,271
		2,121,665
Independent Power Producers & Energy Traders - 0.4%
TransAlta Corp. 1.9% 6/3/17	3,700,000	3,706,457
Multi-Utilities - 2.5%
Dominion Resources, Inc.:
1.95% 8/15/16	1,612,000	1,644,743
2.5341% 9/30/66 (e)	7,158,000	6,613,033
7.5% 6/30/66 (e)	145,000	156,890
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	7,200,000	7,159,241
NiSource Finance Corp.:
4.45% 12/1/21	91,000	98,710
5.25% 2/15/43	234,000	255,633
5.95% 6/15/41	1,493,000	1,779,980
6.4% 3/15/18	59,000	67,974
Sempra Energy:
2.3% 4/1/17	2,024,000	2,073,892
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2.875% 10/1/22	$ 224,000	$ 222,592
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	117,000	121,534
		20,194,222
TOTAL UTILITIES		60,072,189
TOTAL NONCONVERTIBLE BONDS (Cost $643,808,412)		669,996,670
U.S. Treasury Obligations - 4.4%

U.S. Treasury Bonds 3.625% 2/15/44 (Cost $33,763,405)	31,991,000	35,445,023
Municipal Securities - 4.1%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	444,010
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	58,633
7.3% 10/1/39	1,485,000	2,147,295
7.5% 4/1/34	1,165,000	1,702,822
7.55% 4/1/39	730,000	1,107,242
7.6% 11/1/40	5,750,000	8,823,893
7.625% 3/1/40	70,000	106,181
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	1,295,000	1,575,484
Series 2012 B, 5.432% 1/1/42	160,000	151,096
6.314% 1/1/44	2,280,000	2,415,842
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	1,255,000	1,390,565
5.877% 3/1/19	12,135,000	13,572,633
TOTAL MUNICIPAL SECURITIES (Cost $31,765,644)		33,495,696
Foreign Government and Government Agency Obligations - 1.2%
	Principal Amount	Value
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (c)	$ 3,175,000	$ 3,452,813
Brazilian Federative Republic 4.25% 1/7/25	885,000	920,400
Chilean Republic 3.25% 9/14/21	155,000	161,355
United Mexican States:
4.75% 3/8/44	4,516,000	4,737,284
5.55% 1/21/45	33,000	38,726
6.05% 1/11/40	116,000	145,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $9,303,457)		9,455,578
Fixed-Income Funds - 3.2%
	Shares
Fidelity Specialized High Income Central Fund (f) (Cost $25,501,691)	243,542		26,224,559
Preferred Securities - 0.0%
		Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (d)(e) (Cost $104,415)		$ 102,000	110,956
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $31,108,213)	31,108,213		31,108,213
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $775,355,237)			805,836,695
NET OTHER ASSETS (LIABILITIES) - 0.5%			3,820,745
NET ASSETS - 100%		$ 809,657,440
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,348,350 or 10.9% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,172
Fidelity Specialized High Income Central Fund	1,653,491
Total	$ 1,684,663
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 38,263,135	$ 1,664,239	$ 14,977,411	$ 26,224,559	5.5%
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 669,996,670	$ -	$ 669,996,670	$ -
U.S. Government and Government Agency Obligations	35,445,023	-	35,445,023	-
Municipal Securities	33,495,696	-	33,495,696	-
Foreign Government and Government Agency Obligations	9,455,578	-	9,455,578	-
Fixed-Income Funds	26,224,559	26,224,559	-	-
Preferred Securities	110,956	-	110,956	-
Money Market Funds	31,108,213	31,108,213	-	-
Total Investments in Securities:	$ 805,836,695	$ 57,332,772	$ 748,503,923	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.6%
United Kingdom	4.0%
Mexico	2.0%
Canada	1.4%
Netherlands	1.0%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	3.0%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $718,745,333)	$ 748,503,923
Fidelity Central Funds (cost $56,609,904)	57,332,772
Total Investments (cost $775,355,237)		$ 805,836,695
Receivable for fund shares sold		1,172,588
Interest receivable		8,334,395
Distributions receivable from Fidelity Central Funds		113,181
Receivable from investment adviser for expense reductions		260
Total assets		815,457,119

Liabilities
Payable for investments purchased	$ 5,103,541
Payable for fund shares redeemed	290,951
Distributions payable	86,775
Accrued management fee	230,941
Distribution and service plan fees payable	16,524
Other affiliated payables	70,947
Total liabilities		5,799,679

Net Assets		$ 809,657,440
Net Assets consist of:
Paid in capital		$ 781,641,461
Undistributed net investment income		367,800
Accumulated undistributed net realized gain (loss) on investments		(2,833,279)
Net unrealized appreciation (depreciation) on investments		30,481,458
Net Assets		$ 809,657,440

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($27,677,400 ÷ 2,399,736 shares)	$ 11.53

Maximum offering price per share (100/96.00 of $11.53)	$ 12.01
Class T: Net Asset Value and redemption price per share ($6,651,417 ÷ 576,715 shares)	$ 11.53

Maximum offering price per share (100/96.00 of $11.53)	$ 12.01
Class C: Net Asset Value and offering price per share ($11,713,468 ÷ 1,015,706 shares)A	$ 11.53

Corporate Bond: Net Asset Value, offering price and redemption price per share ($697,733,008 ÷ 60,496,850 shares)	$ 11.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($65,882,147 ÷ 5,712,173 shares)	$ 11.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2014

Investment Income
Dividends		$ 6,473
Interest		25,537,203
Income from Fidelity Central Funds		1,684,663
Total income		27,228,339

Expenses
Management fee	$ 2,704,876
Transfer agent fees	849,502
Distribution and service plan fees	173,577
Independent trustees' compensation	3,206
Miscellaneous	1,351
Total expenses before reductions	3,732,512
Expense reductions	(2,447)	3,730,065
Net investment income (loss)		23,498,274
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,400,241)
Fidelity Central Funds	14,058
Total net realized gain (loss)		(2,386,183)
Change in net unrealized appreciation (depreciation) on investment securities		50,191,186
Net gain (loss)		47,805,003
Net increase (decrease) in net assets resulting from operations		$ 71,303,277

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,498,274	$ 20,127,522
Net realized gain (loss)	(2,386,183)	528,552
Change in net unrealized appreciation (depreciation)	50,191,186	(43,600,433)
Net increase (decrease) in net assets resulting from operations	71,303,277	(22,944,359)
Distributions to shareholders from net investment income	(23,441,574)	(20,053,746)
Distributions to shareholders from net realized gain	-	(4,309,634)
Total distributions	(23,441,574)	(24,363,380)
Share transactions - net increase (decrease)	(101,731,245)	355,765,675
Total increase (decrease) in net assets	(53,869,542)	308,457,936

Net Assets
Beginning of period	863,526,982	555,069,046
End of period (including undistributed net investment income of $367,800 and distributions in excess of net investment income of $90,943, respectively)	$ 809,657,440	$ 863,526,982

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.305	.277	.287	.356	.128
Net realized and unrealized gain (loss)	.720	(.536)	.857	.366	.446
Total from investment operations	1.025	(.259)	1.144	.722	.574
Distributions from net investment income	(.305)	(.273)	(.294)	(.370)	(.124)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.305)	(.351)	(.424)	(.472)	(.124)
Net asset value, end of period	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total Return B, C, D	9.60%	(2.36)%	10.98%	7.16%	5.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.79%	.76%	.76%	.75%	.74% A
Expenses net of fee waivers, if any	.79%	.76%	.76%	.75%	.74% A
Expenses net of all reductions	.79%	.76%	.76%	.75%	.74% A
Net investment income (loss)	2.73%	2.43%	2.62%	3.43%	3.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,677	$ 21,833	$ 40,842	$ 12,935	$ 3,083
Portfolio turnover rate G	61%	58%	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.298	.272	.284	.357	.131
Net realized and unrealized gain (loss)	.720	(.537)	.868	.363	.436
Total from investment operations	1.018	(.265)	1.152	.720	.567
Distributions from net investment income	(.298)	(.267)	(.292)	(.368)	(.127)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.298)	(.345)	(.422)	(.470)	(.127)
Net asset value, end of period	$ 11.53	$ 10.81	$ 11.42	$ 10.69	$ 10.44
Total Return B, C, D	9.53%	(2.42)%	11.06%	7.14%	5.71%
Ratios to Average Net Assets F, I
Expenses before reductions	.85%	.80%	.79%	.75%	.68% A
Expenses net of fee waivers, if any	.85%	.80%	.79%	.75%	.68% A
Expenses net of all reductions	.85%	.80%	.79%	.75%	.68% A
Net investment income (loss)	2.67%	2.39%	2.59%	3.42%	3.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,651	$ 6,502	$ 12,078	$ 5,153	$ 1,026
Portfolio turnover rate G	61%	58%	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.219	.189	.204	.280	.106
Net realized and unrealized gain (loss)	.730	(.544)	.868	.361	.437
Total from investment operations	.949	(.355)	1.072	.641	.543
Distributions from net investment income	(.219)	(.187)	(.212)	(.289)	(.103)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.219)	(.265)	(.342)	(.391)	(.103)
Net asset value, end of period	$ 11.53	$ 10.80	$ 11.42	$ 10.69	$ 10.44
Total Return B, C, D	8.86%	(3.20)%	10.25%	6.34%	5.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.56%	1.53%	1.51%	1.47%	1.45% A
Expenses net of fee waivers, if any	1.56%	1.53%	1.51%	1.47%	1.45% A
Expenses net of all reductions	1.56%	1.53%	1.51%	1.47%	1.45% A
Net investment income (loss)	1.96%	1.66%	1.86%	2.71%	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,713	$ 13,705	$ 24,613	$ 11,111	$ 668
Portfolio turnover rate G	61%	58%	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Corporate Bond

Years ended August 31,	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.342	.309	.321	.388	.137
Net realized and unrealized gain (loss)	.721	(.532)	.858	.367	.447
Total from investment operations	1.063	(.223)	1.179	.755	.584
Distributions from net investment income	(.343)	(.309)	(.329)	(.403)	(.134)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.343)	(.387)	(.459)	(.505)	(.134)
Net asset value, end of period	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total Return B, C	9.96%	(2.06)%	11.32%	7.50%	5.88%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45%	.45%	.45%	.44% A
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.44% A
Expenses net of all reductions	.45%	.45%	.45%	.45%	.44% A
Net investment income (loss)	3.07%	2.74%	2.93%	3.72%	4.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 697,733	$ 771,621	$ 471,540	$ 110,113	$ 124,879
Portfolio turnover rate F	61%	58%	103%	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.336	.301	.316	.389	.140
Net realized and unrealized gain (loss)	.720	(.530)	.858	.366	.445
Total from investment operations	1.056	(.229)	1.174	.755	.585
Distributions from net investment income	(.336)	(.303)	(.324)	(.403)	(.135)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.336)	(.381)	(.454)	(.505)	(.135)
Net asset value, end of period	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total Return B, C	9.90%	(2.11)%	11.27%	7.51%	5.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.51%	.52%	.49%	.43%	.42% A
Expenses net of fee waivers, if any	.51%	.51%	.49%	.43%	.42% A
Expenses net of all reductions	.51%	.51%	.49%	.43%	.42% A
Net investment income (loss)	3.01%	2.68%	2.88%	3.75%	4.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,882	$ 49,866	$ 5,996	$ 1,906	$ 1,406
Portfolio turnover rate F	61%	58%	103%	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards, market discount and losses deferred due to wash sales and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 32,901,017
Gross unrealized depreciation	(1,854,749)
Net unrealized appreciation (depreciation) on securities	$ 31,046,268

Tax Cost	$ 774,790,427

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 233,281
Capital loss carryforward	$ (3,263,571)
Net unrealized appreciation (depreciation) on securities and other investments	$ 31,046,268

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (3,263,571)

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 23,441,574	$ 23,698,514
Long-term Capital Gains	-	664,866
Total	$ 23,441,574	$ 24,363,380

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $331,723,453 and $444,469,200, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 55,736	$ 3,418
Class T	-%	.25%	16,021	279
Class C	.75%	.25%	101,820	23,415
			$ 173,577	$ 27,112

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,973
Class T	2,040
Class C*	4,180
$ 13,193

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 41,507.19
Class T	15,928.25
Class C	21,357.21
Corporate Bond	676,039.10
Institutional Class	94,671.16
	$ 849,502

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,351 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $29.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,418.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Class A	$ 608,399	$ 833,757
Class T	171,108	243,158
Class C	199,301	353,250
Corporate Bond	20,688,639	17,529,207
Institutional Class	1,774,127	1,094,374
Total	$ 23,441,574	$ 20,053,746
From net realized gain
Class A	$ -	$ 277,814
Class T	-	58,953
Class C	-	165,646
Corporate Bond	-	3,673,268
Institutional Class	-	133,953
Total	$ -	$ 4,309,634

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Class A
Shares sold	1,249,169	1,515,657	$ 14,047,645	$ 17,270,761
Reinvestment of distributions	50,169	85,203	563,724	968,306
Shares redeemed	(920,088)	(3,155,406)	(10,236,656)	(35,637,175)
Net increase (decrease)	379,250	(1,554,546)	$ 4,374,713	$ (17,398,108)
Class T
Shares sold	283,615	1,302,915	$ 3,155,670	$ 14,971,061
Reinvestment of distributions	14,557	23,403	163,245	265,396
Shares redeemed	(323,223)	(1,781,782)	(3,577,079)	(19,747,768)
Net increase (decrease)	(25,051)	(455,464)	$ (258,164)	$ (4,511,311)

Annual Report

9. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Class C
Shares sold	582,128	808,078	$ 6,570,162	$ 9,209,001
Reinvestment of distributions	16,887	43,397	189,406	493,436
Shares redeemed	(851,721)	(1,737,760)	(9,415,455)	(19,645,556)
Net increase (decrease)	(252,706)	(886,285)	$ (2,655,887)	$ (9,943,119)
Corporate Bond
Shares sold	38,472,483	63,621,676	$ 429,883,472	$ 717,197,210
Reinvestment of distributions	1,752,468	1,783,304	19,625,390	20,136,107
Shares redeemed	(51,137,626)	(35,271,546)	(564,864,189)	(396,626,148)
Net increase (decrease)	(10,912,675)	30,133,434	$ (115,355,327)	$ 340,707,169
Institutional Class
Shares sold	1,619,567	4,694,320	$ 18,017,528	$ 53,739,928
Reinvestment of distributions	155,188	102,987	1,742,112	1,159,091
Shares redeemed	(677,328)	(707,380)	(7,596,220)	(7,987,975)
Net increase (decrease)	1,097,427	4,089,927	$ 12,163,420	$ 46,911,044

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Corporate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Corporate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 16, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 2.64% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $13,158,535 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CBD-UANN-1014
1.907003.104

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Corporate Bond
Fund - Class A, Class T and Class C

Annual Report

August 31, 2014

(Fidelity Cover Art)

Class A, Class T and
Class C are classes of
Fidelity® Corporate Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Life of fund A
Class A (incl. 4.00% sales charge)	5.21%	6.10%
Class T (incl. 4.00% sales charge)	5.15%	6.07%
Class C (incl. contingent deferred sales charge) B	7.86%	6.30%

A From May 4, 2010.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Corporate Bond Fund - Class A on May 4, 2010, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending August 31, 2014, amid continued easy monetary policy, low inflation, renewed geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 5.66%, fueled by both interest income as well as capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 9.06%, supported by solid corporate fundamentals, a low default rate and a modestly improving U.S. economy that rebounded from a first-quarter slowdown. Other yield-advantaged sectors, also had strong showings, including mortgage-backed securities, which advanced 5.42%, versus only 3.57% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had an even stronger period, with The BofA Merrill LynchSM US High Yield Constrained Index returning 10.61%. International markets also fared comparatively well, driven by easy-money policies worldwide, including new accommodations from Europe and China. The Barclays® Global Aggregate Ex USD GDP Weighted Index returned 7.92%.

Comments from David Prothro and Michael Plage, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity Advisor® Corporate Bond Fund: For the year, the fund's Class A, Class T and Class C shares returned 9.60%, 9.53% and 8.86%, respectively (excluding sales charges), compared with 9.06% for the Barclays® U.S. Credit Bond Index. Corporate bonds generated a strong return relative to most sectors of the investment-grade bond market. Accommodative monetary policy by the U.S. Federal Reserve, slower global growth and a decline in interest rates also supported the sector throughout the period. We attempted to gain exposure to companies with stable to improving fundamentals and attractive valuations. A moderate overweighting in credit risk was a significant contributor to the fund's performance versus the Barclays index. For example, our out-of-benchmark allocation to BB-rated bonds boosted the fund's performance. The fund's overweighting in financials, particularly banks, also contributed, as did strong security selection within the financials sector. In terms of detractors, performance could have been bolstered further if the fund had established a larger overweighting in credit risk. For instance, our allocation to Treasuries hampered relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	.77%
Actual		$ 1,000.00	$ 1,039.90	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.84%
Actual		$ 1,000.00	$ 1,039.50	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28
Class C	1.56%
Actual		$ 1,000.00	$ 1,036.70	$ 8.01
HypotheticalA		$ 1,000.00	$ 1,017.34	$ 7.93
Corporate Bond	.45%
Actual		$ 1,000.00	$ 1,041.60	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,041.30	$ 2.57
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
U.S. Government and U.S. Government Agency Obligations 4.4%	U.S. Government and U.S. Government Agency Obligations 1.7%
AAA 0.4%	AAA 0.7%
AA 4.4%	AA 2.2%
A 20.6%	A 21.4%
BBB 54.0%	BBB 56.9%
BB and Below 11.8%	BB and Below 11.4%
Not Rated 0.0%†	Not Rated 0.0%†
Equities 0.0%†	Equities 0.0%
Short-Term Investments and Net Other Assets 4.4%	Short-Term Investments and Net Other Assets 5.7%

† Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2014
6 months ago
Years	10.4	10.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	6.7	6.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2014 *		As of February 28, 2014 **
	Corporate Bonds 85.6%		Corporate Bonds 86.8%
	U.S. Government and U.S. Government Agency Obligations 4.4%		U.S. Government and U.S. Government Agency Obligations 1.7%
	Municipal Bonds 4.1%		Municipal Bonds 4.5%
	Other Investments 1.5%		Other Investments 1.3%
	Short-Term Investments and Net Other Assets (Liabilities) 4.4%		Short-Term Investments and Net Other Assets (Liabilities) 5.7%
* Foreign investments	12.4%	** Foreign investments	12.0%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through it's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 82.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.5%
Automobiles - 1.7%
Daimler Finance North America LLC 2.3% 1/9/15 (c)	$ 1,250,000	$ 1,258,340
Ford Motor Co. 4.75% 1/15/43	3,184,000	3,335,912
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (c)	6,650,000	6,638,409
Volkswagen International Finance NV 2.375% 3/22/17 (c)	2,050,000	2,111,931
		13,344,592
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
4.25% 6/15/23	549,000	585,516
5.75% 6/15/43	396,000	478,923
		1,064,439
Household Durables - 1.3%
D.R. Horton, Inc. 3.75% 3/1/19	4,500,000	4,511,250
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,635,000
		10,146,250
Media - 3.5%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,512,052
COX Communications, Inc. 3.25% 12/15/22 (c)	301,000	295,768
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.5% 3/1/16	220,000	228,539
Discovery Communications LLC 4.875% 4/1/43	1,108,000	1,159,425
NBCUniversal, Inc.:
3.65% 4/30/15	129,000	131,785
5.15% 4/30/20	3,625,000	4,149,512
News America Holdings, Inc. 7.75% 12/1/45	111,000	165,608
News America, Inc.:
6.15% 2/15/41	4,800,000	5,921,376
6.9% 8/15/39	300,000	397,859
Thomson Reuters Corp. 1.3% 2/23/17	305,000	305,265
Time Warner Cable, Inc.:
4.5% 9/15/42	2,168,000	2,196,789
5.875% 11/15/40	1,207,000	1,459,317
6.75% 7/1/18	700,000	822,583
8.25% 4/1/19	1,856,000	2,334,904
Time Warner, Inc.:
2.1% 6/1/19	3,000,000	2,975,382
4.75% 3/29/21	1,750,000	1,939,826
6.2% 3/15/40	1,700,000	2,056,114
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
1.25% 2/27/15	$ 390,000	$ 391,397
3.5% 4/1/17	34,000	35,911
		28,479,412
Multiline Retail - 0.7%
Target Corp. 2.3% 6/26/19	5,513,000	5,569,889
Specialty Retail - 1.2%
AutoZone, Inc. 3.7% 4/15/22	253,000	262,368
Home Depot, Inc. 5.95% 4/1/41	941,000	1,217,189
Lowe's Companies, Inc. 5.125% 11/15/41	650,000	747,359
TJX Companies, Inc. 2.75% 6/15/21	694,000	698,936
Turlock Corp. 1.5% 11/2/17	7,000,000	7,001,218
		9,927,070
TOTAL CONSUMER DISCRETIONARY		68,531,652
CONSUMER STAPLES - 5.0%
Beverages - 2.4%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	5,000,000	5,062,495
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,002,500
4.25% 5/1/23	3,315,000	3,348,150
Diageo Capital PLC 1.5% 5/11/17	2,500,000	2,525,445
FBG Finance Ltd. 5.125% 6/15/15 (c)	282,000	291,975
Heineken NV:
1.4% 10/1/17 (c)	287,000	285,933
4% 10/1/42 (c)	96,000	91,753
SABMiller Holdings, Inc.:
1.85% 1/15/15 (c)	2,760,000	2,773,237
2.45% 1/15/17 (c)	2,655,000	2,735,372
		19,116,860
Food & Staples Retailing - 0.4%
Walgreen Co.:
3.1% 9/15/22	3,607,000	3,575,781
4.4% 9/15/42	124,000	121,418
		3,697,199
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.2%
ConAgra Foods, Inc. 1.9% 1/25/18	$ 285,000	$ 284,968
Tyson Foods, Inc. 3.95% 8/15/24	1,290,000	1,317,868
		1,602,836
Tobacco - 2.0%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,445,445
4% 1/31/24	529,000	550,327
4.125% 9/11/15	2,100,000	2,177,893
9.7% 11/10/18	3,062,000	3,973,196
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,131,135
Reynolds American, Inc.:
1.05% 10/30/15	660,000	660,564
3.25% 11/1/22	3,304,000	3,234,662
4.75% 11/1/42	470,000	459,134
6.75% 6/15/17	384,000	436,613
		16,068,969
TOTAL CONSUMER STAPLES		40,485,864
ENERGY - 9.1%
Energy Equipment & Services - 1.6%
DCP Midstream LLC:
4.75% 9/30/21 (c)	158,000	168,917
5.35% 3/15/20 (c)	3,116,000	3,443,996
5.85% 5/21/43 (c)(e)	7,500,000	7,275,000
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	765,376
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	127,801
3.05% 3/1/16	450,000	463,928
Transocean, Inc. 6.5% 11/15/20	930,000	1,051,899
		13,296,917
Oil, Gas & Consumable Fuels - 7.5%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	431,459
6.375% 9/15/17	3,626,000	4,133,966
Apache Corp. 4.75% 4/15/43	3,233,000	3,435,027
Continental Resources, Inc. 3.8% 6/1/24 (c)	4,800,000	4,902,518
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP:
2.5% 12/1/17	$ 370,000	$ 379,126
2.7% 4/1/19	64,000	64,873
3.875% 3/15/23	222,000	227,135
4.95% 4/1/22	1,925,000	2,125,027
5.6% 4/1/44	340,000	385,832
Devon Energy Corp.:
1.2% 12/15/16	1,021,000	1,025,006
2.25% 12/15/18	910,000	918,257
Duke Energy Field Services 5.375% 10/15/15 (c)	54,000	56,152
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	546,108
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	149,817
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	1,034,698
Enterprise Products Operating LP 1.25% 8/13/15	387,000	389,397
Marathon Petroleum Corp. 3.5% 3/1/16	150,000	155,731
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	480,000	480,456
Nexen, Inc. 5.2% 3/10/15	41,000	41,965
ONEOK Partners LP 2% 10/1/17	2,822,000	2,857,072
Petrobras Global Finance BV 7.25% 3/17/44	1,015,000	1,191,823
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	40,092
5.375% 1/27/21	652,000	687,404
5.75% 1/20/20	3,652,000	3,936,673
Petroleos Mexicanos:
3.125% 1/23/19 (c)	99,000	102,901
3.5% 7/18/18	959,000	1,002,155
4.875% 1/18/24 (c)	80,000	87,040
5.5% 1/21/21	545,000	613,125
5.5% 6/27/44	2,899,000	3,144,690
6% 3/5/20	116,000	133,110
6.375% 1/23/45 (c)	937,000	1,133,770
6.5% 6/2/41	2,926,000	3,569,720
Phillips 66 Co.:
1.95% 3/5/15	2,088,000	2,103,274
2.95% 5/1/17	2,767,000	2,890,760
4.3% 4/1/22	300,000	325,122
Southeast Supply Header LLC 4.25% 6/15/24 (c)	667,000	688,487
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	63,090
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	467,877
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Partners, LP: - continued
4.6% 6/15/21	$ 414,000	$ 454,283
Talisman Energy, Inc. 3.75% 2/1/21	3,635,000	3,762,069
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	4,965,419
Western Gas Partners LP:
2.6% 8/15/18	858,000	874,381
5.375% 6/1/21	1,273,000	1,446,911
Williams Partners LP:
3.35% 8/15/22	2,500,000	2,497,703
4.3% 3/4/24	491,000	513,659
		60,435,160
TOTAL ENERGY		73,732,077
FINANCIALS - 39.9%
Banks - 18.5%
AmSouth Bank NA, Birmingham 5.2% 4/1/15	1,630,000	1,669,904
Associated Banc Corp. 5.125% 3/28/16	575,000	608,007
Bank of America Corp.:
2.65% 4/1/19	1,524,000	1,539,525
4.2% 8/26/24	942,000	956,352
5.75% 12/1/17	3,000,000	3,364,959
6.5% 8/1/16	1,240,000	1,362,854
Bank of America NA 1.25% 2/14/17	1,027,000	1,028,815
Barclays Bank PLC 2.5% 2/20/19	400,000	406,466
BPCE SA 5.15% 7/21/24 (c)	4,225,000	4,523,936
Branch Banking & Trust Co. 2.85% 4/1/21	3,282,000	3,315,624
Capital One Bank NA:
1.2% 2/13/17	1,169,000	1,170,564
2.3% 6/5/19	5,000,000	5,005,855
Capital One NA 2.95% 7/23/21	1,050,000	1,051,680
CIT Group, Inc. 3.875% 2/19/19	1,425,000	1,442,813
Citigroup, Inc.:
1.55% 8/14/17	3,821,000	3,816,701
2.5% 7/29/19	4,000,000	4,015,912
3.953% 6/15/16	653,000	686,400
4.05% 7/30/22	316,000	325,742
4.45% 1/10/17	1,250,000	1,340,095
5.3% 5/6/44	2,300,000	2,468,634
5.5% 9/13/25	1,317,000	1,475,725
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
6.125% 5/15/18	$ 640,000	$ 734,025
6.675% 9/13/43	467,000	594,495
Comerica, Inc. 4.8% 5/1/15	487,000	500,973
Credit Suisse AG 6% 2/15/18	122,000	137,770
Discover Bank:
2% 2/21/18	3,900,000	3,913,833
7% 4/15/20	2,391,000	2,864,813
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,206,379
5.45% 1/15/17	1,232,000	1,345,360
8.25% 3/1/38	3,848,000	5,784,491
HSBC Bank U.S.A. N.A. 4.875% 8/24/20	725,000	809,175
HSBC Holdings PLC 6.5% 9/15/37	100,000	126,447
HSBC U.S.A., Inc. 1.625% 1/16/18	703,000	705,335
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,309,060
Intesa Sanpaolo SpA 5.017% 6/26/24 (c)	3,075,000	3,104,194
JPMorgan Chase & Co. 3.875% 2/1/24	5,000,000	5,208,955
JPMorgan Chase Bank 6% 10/1/47	10,850,000	12,254,348
KeyBank NA 1.65% 2/1/18	501,000	501,772
KeyCorp. 5.1% 3/24/21	2,081,000	2,364,370
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,260,383
5% 1/17/17	1,027,000	1,097,958
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (c)	4,377,000	4,361,168
Rabobank Nederland 4.625% 12/1/23	4,531,000	4,818,669
Regions Bank:
6.45% 6/26/37	2,611,000	3,112,863
7.5% 5/15/18	7,499,000	8,848,715
Regions Financial Corp.:
2% 5/15/18	558,000	555,560
5.75% 6/15/15	1,655,000	1,718,984
Royal Bank of Scotland Group PLC:
2.55% 9/18/15	652,000	663,477
5.125% 5/28/24	3,640,000	3,712,953
6% 12/19/23	5,228,000	5,683,976
6.1% 6/10/23	1,000,000	1,091,818
6.125% 12/15/22	5,972,000	6,531,224
SunTrust Banks, Inc.:
2.35% 11/1/18	894,000	903,676
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
SunTrust Banks, Inc.: - continued
2.5% 5/1/19	$ 5,184,000	$ 5,234,772
3.5% 1/20/17	3,320,000	3,495,704
Wachovia Bank NA 6% 11/15/17	405,000	460,530
Wells Fargo & Co. 4.48% 1/16/24	7,539,000	8,084,545
		149,679,333
Capital Markets - 4.4%
Charles Schwab Corp. 2.2% 7/25/18	3,166,000	3,219,056
Goldman Sachs Group, Inc.:
2.375% 1/22/18	3,994,000	4,058,048
2.9% 7/19/18	4,240,000	4,360,238
3.625% 2/7/16	1,275,000	1,323,609
5.125% 1/15/15	935,000	950,848
5.25% 7/27/21	1,227,000	1,382,903
5.95% 1/18/18	178,000	200,855
6.15% 4/1/18	204,000	232,435
Lazard Group LLC 6.85% 6/15/17	171,000	193,898
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,694,426
Morgan Stanley:
2.125% 4/25/18	2,560,000	2,575,357
3.75% 2/25/23	1,168,000	1,198,906
4% 7/24/15	1,947,000	2,007,616
4.875% 11/1/22	6,884,000	7,437,191
5% 11/24/25	846,000	908,519
5.5% 7/28/21	1,222,000	1,403,981
5.625% 9/23/19	329,000	375,947
5.75% 1/25/21	557,000	646,767
6.625% 4/1/18	153,000	177,161
		35,347,761
Consumer Finance - 1.8%
Ally Financial, Inc. 4.75% 9/10/18	4,500,000	4,736,250
Capital One Financial Corp. 2.15% 3/23/15	3,115,000	3,144,602
Discover Financial Services:
3.85% 11/21/22	38,000	38,919
5.2% 4/27/22	2,355,000	2,616,782
6.45% 6/12/17	107,000	120,507
Ford Motor Credit Co. LLC 1.5% 1/17/17	599,000	600,261
General Electric Capital Corp. 5.875% 1/14/38	150,000	186,476
Hyundai Capital America:
1.625% 10/2/15 (c)	178,000	179,348
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
2.125% 10/2/17 (c)	$ 197,000	$ 199,682
2.55% 2/6/19 (c)	3,163,000	3,204,859
		15,027,686
Diversified Financial Services - 2.3%
BP Capital Markets PLC 3.125% 10/1/15	608,000	625,385
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,581,069
Five Corners Funding Trust 4.419% 11/15/23 (c)	4,111,000	4,388,020
ING U.S., Inc.:
5.5% 7/15/22	744,000	852,473
5.7% 7/15/43	1,108,000	1,317,463
MetLife Institutional Funding II 0.6021% 1/6/15 (c)(e)	600,000	600,805
Moody's Corp. 4.5% 9/1/22	6,500,000	6,922,767
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	517,000	525,011
TECO Finance, Inc. 5.15% 3/15/20	114,000	128,355
		18,941,348
Insurance - 6.2%
American International Group, Inc. 5.85% 1/16/18	1,000,000	1,134,746
Aon Corp.:
3.125% 5/27/16	1,609,000	1,667,350
6.25% 9/30/40	253,000	324,146
Aon PLC 3.5% 6/14/24	2,830,000	2,836,065
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,879,206
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	425,000	430,526
4.4% 5/15/42	107,000	111,160
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(e)	66,000	68,310
Hartford Financial Services Group, Inc.:
4% 10/15/17	3,600,000	3,868,870
4.3% 4/15/43	1,211,000	1,196,822
Liberty Mutual Group, Inc. 4.95% 5/1/22 (c)	5,250,000	5,782,156
Marsh & McLennan Companies, Inc.:
4.05% 10/15/23	2,306,000	2,457,511
4.8% 7/15/21	1,643,000	1,831,441
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	148,000	170,741
MetLife, Inc. 1.756% 12/15/17 (b)	238,000	239,915
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I 1.3% 4/10/17 (c)	$ 6,837,000	$ 6,843,434
Pacific LifeCorp:
5.125% 1/30/43 (c)	1,285,000	1,369,698
6% 2/10/20 (c)	902,000	1,035,585
Prudential Financial, Inc.:
5.625% 5/12/41	1,170,000	1,383,029
5.625% 6/15/43 (e)	5,000,000	5,362,500
Symetra Financial Corp. 6.125% 4/1/16 (c)	615,000	655,914
Unum Group:
5.625% 9/15/20	1,846,000	2,114,414
5.75% 8/15/42	3,748,000	4,487,387
7.125% 9/30/16	106,000	119,012
UnumProvident Finance Co. PLC 6.85% 11/15/15 (c)	991,000	1,056,776
		50,426,714
Real Estate Investment Trusts - 3.1%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	100,113
AvalonBay Communities, Inc. 4.2% 12/15/23	4,553,000	4,873,317
Boston Properties, Inc. 3.85% 2/1/23	738,000	768,284
Camden Property Trust 4.25% 1/15/24	758,000	802,464
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,369,765
DDR Corp.:
4.75% 4/15/18	1,764,000	1,911,525
7.5% 4/1/17	4,000,000	4,575,016
9.625% 3/15/16	214,000	242,016
Developers Diversified Realty Corp. 4.625% 7/15/22	391,000	419,131
Duke Realty LP:
3.625% 4/15/23	383,000	381,644
3.875% 10/15/22	403,000	413,513
4.375% 6/15/22	206,000	217,937
5.5% 3/1/16	1,300,000	1,383,420
6.75% 3/15/20	1,295,000	1,541,989
Equity One, Inc. 3.75% 11/15/22	3,000,000	3,013,734
Federal Realty Investment Trust 6.2% 1/15/17	1,300,000	1,449,231
Health Care REIT, Inc.:
2.25% 3/15/18	324,000	328,262
4.7% 9/15/17	548,000	597,646
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	254,410
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Retail Opportunity Investments Partnership LP 5% 12/15/23	$ 167,000	$ 179,770
Simon Property Group LP 2.8% 1/30/17	47,000	48,862
		24,872,049
Real Estate Management & Development - 3.6%
BioMed Realty LP:
3.85% 4/15/16	914,000	955,512
4.25% 7/15/22	170,000	176,806
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	2,044,837
4.95% 4/15/18	290,000	314,155
6% 4/1/16	211,000	225,841
7.5% 5/15/15	899,000	939,824
Corporate Office Properties LP 3.7% 6/15/21	476,000	477,038
ERP Operating LP 2.375% 7/1/19	490,000	492,663
Essex Portfolio LP 5.5% 3/15/17	3,479,000	3,829,649
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,067,650
4.125% 6/15/22	1,832,000	1,921,698
4.4% 2/15/24	1,039,000	1,099,278
4.75% 10/1/20	752,000	814,621
5.125% 3/2/15	141,000	144,021
5.5% 12/15/16	2,436,000	2,652,144
6.625% 10/1/17	1,960,000	2,232,524
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	493,064
3.15% 5/15/23	922,000	837,499
4.5% 4/18/22	94,000	95,484
7.75% 8/15/19	126,000	151,249
Mid-America Apartments LP 4.3% 10/15/23	180,000	190,009
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,825,716
Prime Property Funding, Inc. 5.7% 4/15/17 (c)	276,000	296,743
Reckson Operating Partnership LP 6% 3/31/16	286,000	305,747
Regency Centers LP:
3.75% 6/15/24	493,000	500,778
5.25% 8/1/15	249,000	259,193
Tanger Properties LP:
3.875% 12/1/23	398,000	408,092
6.125% 6/1/20	661,000	770,184
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.15% 11/15/15	$ 65,000	$ 69,146
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	511,502
		29,102,667
TOTAL FINANCIALS		323,397,558
HEALTH CARE - 2.6%
Health Care Providers & Services - 1.8%
Aetna, Inc. 1.5% 11/15/17	72,000	72,231
Express Scripts Holding Co.:
2.1% 2/12/15	4,500,000	4,531,325
4.75% 11/15/21	3,000,000	3,336,825
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,760,711
UnitedHealth Group, Inc.:
3.95% 10/15/42	132,000	127,387
4.25% 3/15/43	2,500,000	2,540,390
4.625% 11/15/41	965,000	1,025,285
WellPoint, Inc.:
1.875% 1/15/18	288,000	289,232
2.375% 2/15/17	810,000	833,097
		14,516,483
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
4.15% 2/1/24	248,000	261,981
5.3% 2/1/44	103,000	117,428
		379,409
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.75% 11/6/17	999,000	1,004,099
4.4% 11/6/42	627,000	629,810
Actavis Funding SCS 2.45% 6/15/19 (c)	443,000	441,540
Johnson & Johnson 4.5% 12/5/43	3,200,000	3,540,698
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	187,000	187,784
Zoetis, Inc. 1.875% 2/1/18	123,000	123,024
		5,926,955
TOTAL HEALTH CARE		20,822,847
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 3.5%
Aerospace & Defense - 0.6%
L-3 Communications Corp. 3.95% 5/28/24	$ 3,000,000	$ 3,003,927
United Technologies Corp. 4.5% 6/1/42	1,761,000	1,897,812
		4,901,739
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	549,000	575,078
Continental Airlines, Inc. 6.648% 3/15/19	56,130	59,778
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	50,141	54,215
8.36% 1/20/19	37,660	41,803
		730,874
Industrial Conglomerates - 2.1%
General Electric Co.:
2.7% 10/9/22	5,000,000	4,937,800
4.125% 10/9/42	434,000	445,178
Roper Industries, Inc.:
1.85% 11/15/17	4,079,000	4,105,159
2.05% 10/1/18	7,475,000	7,465,290
		16,953,427
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC 4.4% 3/15/42	2,500,000	2,538,953
Trading Companies & Distributors - 0.4%
Air Lease Corp. 3.875% 4/1/21	3,305,000	3,338,050
TOTAL INDUSTRIALS		28,463,043
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.3%
Cisco Systems, Inc. 2.9% 3/4/21	2,273,000	2,326,968
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	152,725
2.375% 12/17/18	185,000	186,668
		339,393
IT Services - 0.9%
The Western Union Co.:
2.375% 12/10/15	358,000	364,222
2.875% 12/10/17	926,000	956,708
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Xerox Corp.:
2.95% 3/15/17	$ 2,591,000	$ 2,695,487
4.25% 2/15/15	3,200,000	3,253,158
		7,269,575
Software - 0.0%
Oracle Corp. 5.375% 7/15/40	240,000	283,291
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,507,874
TOTAL INFORMATION TECHNOLOGY		11,727,101
MATERIALS - 2.4%
Chemicals - 0.6%
Ecolab, Inc. 1.45% 12/8/17	434,000	433,527
Monsanto Co.:
4.4% 7/15/44	2,481,000	2,567,582
4.7% 7/15/64	1,925,000	2,004,092
		5,005,201
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	90,004
Metals & Mining - 1.8%
Alcoa, Inc. 5.4% 4/15/21	4,548,000	4,959,271
Anglo American Capital PLC 4.125% 4/15/21 (c)	4,536,000	4,682,821
Corporacion Nacional del Cobre de Chile (Codelco) 5.625% 10/18/43 (c)	625,000	721,656
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23	3,625,000	3,679,527
Vale Overseas Ltd. 6.25% 1/23/17	104,000	115,778
		14,159,053
TOTAL MATERIALS		19,254,258
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.:
5.55% 8/15/41	2,700,000	3,092,969
6.3% 1/15/38	970,000	1,212,304
British Telecommunications PLC:
1.25% 2/14/17	1,064,000	1,063,797
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
British Telecommunications PLC: - continued
1.625% 6/28/16	$ 435,000	$ 439,917
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	603,904
3.5% 11/1/21	1,420,000	1,473,927
4.5% 9/15/20	3,827,000	4,205,008
4.6% 4/1/21	460,000	509,310
5.012% 8/21/54 (c)	1,001,000	1,045,547
6.4% 9/15/33	1,509,000	1,906,152
6.55% 9/15/43	999,000	1,287,872
		16,840,707
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV:
2.375% 9/8/16	1,450,000	1,485,235
3.625% 3/30/15	564,000	573,126
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,611,013
		6,669,374
TOTAL TELECOMMUNICATION SERVICES		23,510,081
UTILITIES - 7.4%
Electric Utilities - 4.2%
AmerenUE 6.4% 6/15/17	133,000	150,051
American Electric Power Co., Inc.:
1.65% 12/15/17	2,173,000	2,181,008
2.95% 12/15/22	4,000,000	3,949,716
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	242,531
Commonwealth Edison Co. 1.95% 9/1/16	83,000	84,923
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	109,978
Duke Energy Corp.:
1.625% 8/15/17	5,685,000	5,724,391
2.1% 6/15/18	414,000	417,557
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,447,081
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	500,000	587,929
6.4% 9/15/20 (c)	1,310,000	1,550,237
Entergy Louisiana LLC 1.875% 12/15/14	144,000	144,603
Exelon Corp. 4.9% 6/15/15	2,500,000	2,583,258
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
2.75% 3/15/18	$ 699,000	$ 706,918
4.25% 3/15/23	1,313,000	1,323,925
7.375% 11/15/31	4,145,000	5,037,373
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,269,470
Nevada Power Co.:
6.5% 8/1/18	70,000	82,294
6.65% 4/1/36	500,000	680,360
Northeast Utilities 1.45% 5/1/18	208,000	205,992
Pepco Holdings, Inc. 2.7% 10/1/15	2,228,000	2,270,069
Tampa Electric Co. 6.55% 5/15/36	500,000	682,390
Xcel Energy, Inc. 4.8% 9/15/41	554,000	617,791
		34,049,845
Gas Utilities - 0.3%
Boston Gas Co. 4.487% 2/15/42 (c)	2,000,000	2,102,394
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	19,271
		2,121,665
Independent Power Producers & Energy Traders - 0.4%
TransAlta Corp. 1.9% 6/3/17	3,700,000	3,706,457
Multi-Utilities - 2.5%
Dominion Resources, Inc.:
1.95% 8/15/16	1,612,000	1,644,743
2.5341% 9/30/66 (e)	7,158,000	6,613,033
7.5% 6/30/66 (e)	145,000	156,890
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	7,200,000	7,159,241
NiSource Finance Corp.:
4.45% 12/1/21	91,000	98,710
5.25% 2/15/43	234,000	255,633
5.95% 6/15/41	1,493,000	1,779,980
6.4% 3/15/18	59,000	67,974
Sempra Energy:
2.3% 4/1/17	2,024,000	2,073,892
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2.875% 10/1/22	$ 224,000	$ 222,592
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	117,000	121,534
		20,194,222
TOTAL UTILITIES		60,072,189
TOTAL NONCONVERTIBLE BONDS (Cost $643,808,412)		669,996,670
U.S. Treasury Obligations - 4.4%

U.S. Treasury Bonds 3.625% 2/15/44 (Cost $33,763,405)	31,991,000	35,445,023
Municipal Securities - 4.1%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	444,010
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	58,633
7.3% 10/1/39	1,485,000	2,147,295
7.5% 4/1/34	1,165,000	1,702,822
7.55% 4/1/39	730,000	1,107,242
7.6% 11/1/40	5,750,000	8,823,893
7.625% 3/1/40	70,000	106,181
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	1,295,000	1,575,484
Series 2012 B, 5.432% 1/1/42	160,000	151,096
6.314% 1/1/44	2,280,000	2,415,842
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	1,255,000	1,390,565
5.877% 3/1/19	12,135,000	13,572,633
TOTAL MUNICIPAL SECURITIES (Cost $31,765,644)		33,495,696
Foreign Government and Government Agency Obligations - 1.2%
	Principal Amount	Value
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (c)	$ 3,175,000	$ 3,452,813
Brazilian Federative Republic 4.25% 1/7/25	885,000	920,400
Chilean Republic 3.25% 9/14/21	155,000	161,355
United Mexican States:
4.75% 3/8/44	4,516,000	4,737,284
5.55% 1/21/45	33,000	38,726
6.05% 1/11/40	116,000	145,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $9,303,457)		9,455,578
Fixed-Income Funds - 3.2%
	Shares
Fidelity Specialized High Income Central Fund (f) (Cost $25,501,691)	243,542		26,224,559
Preferred Securities - 0.0%
		Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (d)(e) (Cost $104,415)		$ 102,000	110,956
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $31,108,213)	31,108,213		31,108,213
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $775,355,237)			805,836,695
NET OTHER ASSETS (LIABILITIES) - 0.5%			3,820,745
NET ASSETS - 100%		$ 809,657,440
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,348,350 or 10.9% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,172
Fidelity Specialized High Income Central Fund	1,653,491
Total	$ 1,684,663
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 38,263,135	$ 1,664,239	$ 14,977,411	$ 26,224,559	5.5%
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 669,996,670	$ -	$ 669,996,670	$ -
U.S. Government and Government Agency Obligations	35,445,023	-	35,445,023	-
Municipal Securities	33,495,696	-	33,495,696	-
Foreign Government and Government Agency Obligations	9,455,578	-	9,455,578	-
Fixed-Income Funds	26,224,559	26,224,559	-	-
Preferred Securities	110,956	-	110,956	-
Money Market Funds	31,108,213	31,108,213	-	-
Total Investments in Securities:	$ 805,836,695	$ 57,332,772	$ 748,503,923	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.6%
United Kingdom	4.0%
Mexico	2.0%
Canada	1.4%
Netherlands	1.0%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	3.0%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $718,745,333)	$ 748,503,923
Fidelity Central Funds (cost $56,609,904)	57,332,772
Total Investments (cost $775,355,237)		$ 805,836,695
Receivable for fund shares sold		1,172,588
Interest receivable		8,334,395
Distributions receivable from Fidelity Central Funds		113,181
Receivable from investment adviser for expense reductions		260
Total assets		815,457,119

Liabilities
Payable for investments purchased	$ 5,103,541
Payable for fund shares redeemed	290,951
Distributions payable	86,775
Accrued management fee	230,941
Distribution and service plan fees payable	16,524
Other affiliated payables	70,947
Total liabilities		5,799,679

Net Assets		$ 809,657,440
Net Assets consist of:
Paid in capital		$ 781,641,461
Undistributed net investment income		367,800
Accumulated undistributed net realized gain (loss) on investments		(2,833,279)
Net unrealized appreciation (depreciation) on investments		30,481,458
Net Assets		$ 809,657,440

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($27,677,400 ÷ 2,399,736 shares)	$ 11.53

Maximum offering price per share (100/96.00 of $11.53)	$ 12.01
Class T: Net Asset Value and redemption price per share ($6,651,417 ÷ 576,715 shares)	$ 11.53

Maximum offering price per share (100/96.00 of $11.53)	$ 12.01
Class C: Net Asset Value and offering price per share ($11,713,468 ÷ 1,015,706 shares)A	$ 11.53

Corporate Bond: Net Asset Value, offering price and redemption price per share ($697,733,008 ÷ 60,496,850 shares)	$ 11.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($65,882,147 ÷ 5,712,173 shares)	$ 11.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2014

Investment Income
Dividends		$ 6,473
Interest		25,537,203
Income from Fidelity Central Funds		1,684,663
Total income		27,228,339

Expenses
Management fee	$ 2,704,876
Transfer agent fees	849,502
Distribution and service plan fees	173,577
Independent trustees' compensation	3,206
Miscellaneous	1,351
Total expenses before reductions	3,732,512
Expense reductions	(2,447)	3,730,065
Net investment income (loss)		23,498,274
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,400,241)
Fidelity Central Funds	14,058
Total net realized gain (loss)		(2,386,183)
Change in net unrealized appreciation (depreciation) on investment securities		50,191,186
Net gain (loss)		47,805,003
Net increase (decrease) in net assets resulting from operations		$ 71,303,277

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,498,274	$ 20,127,522
Net realized gain (loss)	(2,386,183)	528,552
Change in net unrealized appreciation (depreciation)	50,191,186	(43,600,433)
Net increase (decrease) in net assets resulting from operations	71,303,277	(22,944,359)
Distributions to shareholders from net investment income	(23,441,574)	(20,053,746)
Distributions to shareholders from net realized gain	-	(4,309,634)
Total distributions	(23,441,574)	(24,363,380)
Share transactions - net increase (decrease)	(101,731,245)	355,765,675
Total increase (decrease) in net assets	(53,869,542)	308,457,936

Net Assets
Beginning of period	863,526,982	555,069,046
End of period (including undistributed net investment income of $367,800 and distributions in excess of net investment income of $90,943, respectively)	$ 809,657,440	$ 863,526,982

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.305	.277	.287	.356	.128
Net realized and unrealized gain (loss)	.720	(.536)	.857	.366	.446
Total from investment operations	1.025	(.259)	1.144	.722	.574
Distributions from net investment income	(.305)	(.273)	(.294)	(.370)	(.124)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.305)	(.351)	(.424)	(.472)	(.124)
Net asset value, end of period	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total Return B, C, D	9.60%	(2.36)%	10.98%	7.16%	5.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.79%	.76%	.76%	.75%	.74% A
Expenses net of fee waivers, if any	.79%	.76%	.76%	.75%	.74% A
Expenses net of all reductions	.79%	.76%	.76%	.75%	.74% A
Net investment income (loss)	2.73%	2.43%	2.62%	3.43%	3.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,677	$ 21,833	$ 40,842	$ 12,935	$ 3,083
Portfolio turnover rate G	61%	58%	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.298	.272	.284	.357	.131
Net realized and unrealized gain (loss)	.720	(.537)	.868	.363	.436
Total from investment operations	1.018	(.265)	1.152	.720	.567
Distributions from net investment income	(.298)	(.267)	(.292)	(.368)	(.127)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.298)	(.345)	(.422)	(.470)	(.127)
Net asset value, end of period	$ 11.53	$ 10.81	$ 11.42	$ 10.69	$ 10.44
Total Return B, C, D	9.53%	(2.42)%	11.06%	7.14%	5.71%
Ratios to Average Net Assets F, I
Expenses before reductions	.85%	.80%	.79%	.75%	.68% A
Expenses net of fee waivers, if any	.85%	.80%	.79%	.75%	.68% A
Expenses net of all reductions	.85%	.80%	.79%	.75%	.68% A
Net investment income (loss)	2.67%	2.39%	2.59%	3.42%	3.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,651	$ 6,502	$ 12,078	$ 5,153	$ 1,026
Portfolio turnover rate G	61%	58%	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.219	.189	.204	.280	.106
Net realized and unrealized gain (loss)	.730	(.544)	.868	.361	.437
Total from investment operations	.949	(.355)	1.072	.641	.543
Distributions from net investment income	(.219)	(.187)	(.212)	(.289)	(.103)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.219)	(.265)	(.342)	(.391)	(.103)
Net asset value, end of period	$ 11.53	$ 10.80	$ 11.42	$ 10.69	$ 10.44
Total Return B, C, D	8.86%	(3.20)%	10.25%	6.34%	5.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.56%	1.53%	1.51%	1.47%	1.45% A
Expenses net of fee waivers, if any	1.56%	1.53%	1.51%	1.47%	1.45% A
Expenses net of all reductions	1.56%	1.53%	1.51%	1.47%	1.45% A
Net investment income (loss)	1.96%	1.66%	1.86%	2.71%	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,713	$ 13,705	$ 24,613	$ 11,111	$ 668
Portfolio turnover rate G	61%	58%	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Corporate Bond

Years ended August 31,	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.342	.309	.321	.388	.137
Net realized and unrealized gain (loss)	.721	(.532)	.858	.367	.447
Total from investment operations	1.063	(.223)	1.179	.755	.584
Distributions from net investment income	(.343)	(.309)	(.329)	(.403)	(.134)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.343)	(.387)	(.459)	(.505)	(.134)
Net asset value, end of period	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total Return B, C	9.96%	(2.06)%	11.32%	7.50%	5.88%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45%	.45%	.45%	.44% A
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.44% A
Expenses net of all reductions	.45%	.45%	.45%	.45%	.44% A
Net investment income (loss)	3.07%	2.74%	2.93%	3.72%	4.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 697,733	$ 771,621	$ 471,540	$ 110,113	$ 124,879
Portfolio turnover rate F	61%	58%	103%	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.336	.301	.316	.389	.140
Net realized and unrealized gain (loss)	.720	(.530)	.858	.366	.445
Total from investment operations	1.056	(.229)	1.174	.755	.585
Distributions from net investment income	(.336)	(.303)	(.324)	(.403)	(.135)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.336)	(.381)	(.454)	(.505)	(.135)
Net asset value, end of period	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total Return B, C	9.90%	(2.11)%	11.27%	7.51%	5.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.51%	.52%	.49%	.43%	.42% A
Expenses net of fee waivers, if any	.51%	.51%	.49%	.43%	.42% A
Expenses net of all reductions	.51%	.51%	.49%	.43%	.42% A
Net investment income (loss)	3.01%	2.68%	2.88%	3.75%	4.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,882	$ 49,866	$ 5,996	$ 1,906	$ 1,406
Portfolio turnover rate F	61%	58%	103%	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense

Annual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards, market discount and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 32,901,017
Gross unrealized depreciation	(1,854,749)
Net unrealized appreciation (depreciation) on securities	$ 31,046,268

Tax Cost	$ 774,790,427

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 233,281
Capital loss carryforward	$ (3,263,571)
Net unrealized appreciation (depreciation) on securities and other investments	$ 31,046,268

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (3,263,571)

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 23,441,574	$ 23,698,514
Long-term Capital Gains	-	664,866
Total	$ 23,441,574	$ 24,363,380

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $331,723,453 and $444,469,200, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 55,736	$ 3,418
Class T	-%	.25%	16,021	279
Class C	.75%	.25%	101,820	23,415
			$ 173,577	$ 27,112

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,973
Class T	2,040
Class C*	4,180
$ 13,193

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 41,507.19
Class T	15,928.25
Class C	21,357.21
Corporate Bond	676,039.10
Institutional Class	94,671.16
	$ 849,502

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,351 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $29.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,418.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Class A	$ 608,399	$ 833,757
Class T	171,108	243,158
Class C	199,301	353,250
Corporate Bond	20,688,639	17,529,207
Institutional Class	1,774,127	1,094,374
Total	$ 23,441,574	$ 20,053,746
From net realized gain
Class A	$ -	$ 277,814
Class T	-	58,953
Class C	-	165,646
Corporate Bond	-	3,673,268
Institutional Class	-	133,953
Total	$ -	$ 4,309,634

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Class A
Shares sold	1,249,169	1,515,657	$ 14,047,645	$ 17,270,761
Reinvestment of distributions	50,169	85,203	563,724	968,306
Shares redeemed	(920,088)	(3,155,406)	(10,236,656)	(35,637,175)
Net increase (decrease)	379,250	(1,554,546)	$ 4,374,713	$ (17,398,108)
Class T
Shares sold	283,615	1,302,915	$ 3,155,670	$ 14,971,061
Reinvestment of distributions	14,557	23,403	163,245	265,396
Shares redeemed	(323,223)	(1,781,782)	(3,577,079)	(19,747,768)
Net increase (decrease)	(25,051)	(455,464)	$ (258,164)	$ (4,511,311)

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Class C
Shares sold	582,128	808,078	$ 6,570,162	$ 9,209,001
Reinvestment of distributions	16,887	43,397	189,406	493,436
Shares redeemed	(851,721)	(1,737,760)	(9,415,455)	(19,645,556)
Net increase (decrease)	(252,706)	(886,285)	$ (2,655,887)	$ (9,943,119)
Corporate Bond
Shares sold	38,472,483	63,621,676	$ 429,883,472	$ 717,197,210
Reinvestment of distributions	1,752,468	1,783,304	19,625,390	20,136,107
Shares redeemed	(51,137,626)	(35,271,546)	(564,864,189)	(396,626,148)
Net increase (decrease)	(10,912,675)	30,133,434	$ (115,355,327)	$ 340,707,169
Institutional Class
Shares sold	1,619,567	4,694,320	$ 18,017,528	$ 53,739,928
Reinvestment of distributions	155,188	102,987	1,742,112	1,159,091
Shares redeemed	(677,328)	(707,380)	(7,596,220)	(7,987,975)
Net increase (decrease)	1,097,427	4,089,927	$ 12,163,420	$ 46,911,044

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Corporate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Corporate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 16, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 2.64% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $13,158,535 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ACBD-UANN-1014
1.907024.104

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Corporate Bond

Fund - Institutional Class

Annual Report

August 31, 2014

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Corporate Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Life of fund A
Institutional Class	9.90%	7.41%

A From May 4, 2010.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Corporate Bond Fund - Institutional Class on May 4, 2010, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending August 31, 2014, amid continued easy monetary policy, low inflation, renewed geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 5.66%, fueled by both interest income as well as capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 9.06%, supported by solid corporate fundamentals, a low default rate and a modestly improving U.S. economy that rebounded from a first-quarter slowdown. Other yield-advantaged sectors, also had strong showings, including mortgage-backed securities, which advanced 5.42%, versus only 3.57% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had an even stronger period, with The BofA Merrill LynchSM US High Yield Constrained Index returning 10.61%. International markets also fared comparatively well, driven by easy-money policies worldwide, including new accommodations from Europe and China. The Barclays® Global Aggregate Ex USD GDP Weighted Index returned 7.92%.

Comments from David Prothro and Michael Plage, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity Advisor® Corporate Bond Fund: For the year, the fund's Institutional Class shares returned 9.90%, compared with 9.06% for the Barclays® U.S. Credit Bond Index. Corporate bonds generated a strong return relative to most sectors of the investment-grade bond market. Accommodative monetary policy by the U.S. Federal Reserve, slower global growth and a decline in interest rates also supported the sector throughout the period. We attempted to gain exposure to companies with stable to improving fundamentals and attractive valuations. A moderate overweighting in credit risk was a significant contributor to the fund's performance versus the Barclays index. For example, our out-of-benchmark allocation to BB-rated bonds boosted the fund's performance. The fund's overweighting in financials, particularly banks, also contributed, as did strong security selection within the financials sector. In terms of detractors, performance could have been bolstered further if the fund had established a larger overweighting in credit risk. For instance, our allocation to Treasuries hampered relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	.77%
Actual		$ 1,000.00	$ 1,039.90	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.84%
Actual		$ 1,000.00	$ 1,039.50	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28
Class C	1.56%
Actual		$ 1,000.00	$ 1,036.70	$ 8.01
HypotheticalA		$ 1,000.00	$ 1,017.34	$ 7.93
Corporate Bond	.45%
Actual		$ 1,000.00	$ 1,041.60	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,041.30	$ 2.57
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
U.S. Government and U.S. Government Agency Obligations 4.4%	U.S. Government and U.S. Government Agency Obligations 1.7%
AAA 0.4%	AAA 0.7%
AA 4.4%	AA 2.2%
A 20.6%	A 21.4%
BBB 54.0%	BBB 56.9%
BB and Below 11.8%	BB and Below 11.4%
Not Rated 0.0%†	Not Rated 0.0%†
Equities 0.0%†	Equities 0.0%
Short-Term Investments and Net Other Assets 4.4%	Short-Term Investments and Net Other Assets 5.7%

† Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2014
6 months ago
Years	10.4	10.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	6.7	6.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2014 *		As of February 28, 2014 **
	Corporate Bonds 85.6%		Corporate Bonds 86.8%
	U.S. Government and U.S. Government Agency Obligations 4.4%		U.S. Government and U.S. Government Agency Obligations 1.7%
	Municipal Bonds 4.1%		Municipal Bonds 4.5%
	Other Investments 1.5%		Other Investments 1.3%
	Short-Term Investments and Net Other Assets (Liabilities) 4.4%		Short-Term Investments and Net Other Assets (Liabilities) 5.7%
* Foreign investments	12.4%	** Foreign investments	12.0%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through it's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 82.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.5%
Automobiles - 1.7%
Daimler Finance North America LLC 2.3% 1/9/15 (c)	$ 1,250,000	$ 1,258,340
Ford Motor Co. 4.75% 1/15/43	3,184,000	3,335,912
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (c)	6,650,000	6,638,409
Volkswagen International Finance NV 2.375% 3/22/17 (c)	2,050,000	2,111,931
		13,344,592
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
4.25% 6/15/23	549,000	585,516
5.75% 6/15/43	396,000	478,923
		1,064,439
Household Durables - 1.3%
D.R. Horton, Inc. 3.75% 3/1/19	4,500,000	4,511,250
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,635,000
		10,146,250
Media - 3.5%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,512,052
COX Communications, Inc. 3.25% 12/15/22 (c)	301,000	295,768
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.5% 3/1/16	220,000	228,539
Discovery Communications LLC 4.875% 4/1/43	1,108,000	1,159,425
NBCUniversal, Inc.:
3.65% 4/30/15	129,000	131,785
5.15% 4/30/20	3,625,000	4,149,512
News America Holdings, Inc. 7.75% 12/1/45	111,000	165,608
News America, Inc.:
6.15% 2/15/41	4,800,000	5,921,376
6.9% 8/15/39	300,000	397,859
Thomson Reuters Corp. 1.3% 2/23/17	305,000	305,265
Time Warner Cable, Inc.:
4.5% 9/15/42	2,168,000	2,196,789
5.875% 11/15/40	1,207,000	1,459,317
6.75% 7/1/18	700,000	822,583
8.25% 4/1/19	1,856,000	2,334,904
Time Warner, Inc.:
2.1% 6/1/19	3,000,000	2,975,382
4.75% 3/29/21	1,750,000	1,939,826
6.2% 3/15/40	1,700,000	2,056,114
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
1.25% 2/27/15	$ 390,000	$ 391,397
3.5% 4/1/17	34,000	35,911
		28,479,412
Multiline Retail - 0.7%
Target Corp. 2.3% 6/26/19	5,513,000	5,569,889
Specialty Retail - 1.2%
AutoZone, Inc. 3.7% 4/15/22	253,000	262,368
Home Depot, Inc. 5.95% 4/1/41	941,000	1,217,189
Lowe's Companies, Inc. 5.125% 11/15/41	650,000	747,359
TJX Companies, Inc. 2.75% 6/15/21	694,000	698,936
Turlock Corp. 1.5% 11/2/17	7,000,000	7,001,218
		9,927,070
TOTAL CONSUMER DISCRETIONARY		68,531,652
CONSUMER STAPLES - 5.0%
Beverages - 2.4%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	5,000,000	5,062,495
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,002,500
4.25% 5/1/23	3,315,000	3,348,150
Diageo Capital PLC 1.5% 5/11/17	2,500,000	2,525,445
FBG Finance Ltd. 5.125% 6/15/15 (c)	282,000	291,975
Heineken NV:
1.4% 10/1/17 (c)	287,000	285,933
4% 10/1/42 (c)	96,000	91,753
SABMiller Holdings, Inc.:
1.85% 1/15/15 (c)	2,760,000	2,773,237
2.45% 1/15/17 (c)	2,655,000	2,735,372
		19,116,860
Food & Staples Retailing - 0.4%
Walgreen Co.:
3.1% 9/15/22	3,607,000	3,575,781
4.4% 9/15/42	124,000	121,418
		3,697,199
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.2%
ConAgra Foods, Inc. 1.9% 1/25/18	$ 285,000	$ 284,968
Tyson Foods, Inc. 3.95% 8/15/24	1,290,000	1,317,868
		1,602,836
Tobacco - 2.0%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,445,445
4% 1/31/24	529,000	550,327
4.125% 9/11/15	2,100,000	2,177,893
9.7% 11/10/18	3,062,000	3,973,196
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,131,135
Reynolds American, Inc.:
1.05% 10/30/15	660,000	660,564
3.25% 11/1/22	3,304,000	3,234,662
4.75% 11/1/42	470,000	459,134
6.75% 6/15/17	384,000	436,613
		16,068,969
TOTAL CONSUMER STAPLES		40,485,864
ENERGY - 9.1%
Energy Equipment & Services - 1.6%
DCP Midstream LLC:
4.75% 9/30/21 (c)	158,000	168,917
5.35% 3/15/20 (c)	3,116,000	3,443,996
5.85% 5/21/43 (c)(e)	7,500,000	7,275,000
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	765,376
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	127,801
3.05% 3/1/16	450,000	463,928
Transocean, Inc. 6.5% 11/15/20	930,000	1,051,899
		13,296,917
Oil, Gas & Consumable Fuels - 7.5%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	431,459
6.375% 9/15/17	3,626,000	4,133,966
Apache Corp. 4.75% 4/15/43	3,233,000	3,435,027
Continental Resources, Inc. 3.8% 6/1/24 (c)	4,800,000	4,902,518
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP:
2.5% 12/1/17	$ 370,000	$ 379,126
2.7% 4/1/19	64,000	64,873
3.875% 3/15/23	222,000	227,135
4.95% 4/1/22	1,925,000	2,125,027
5.6% 4/1/44	340,000	385,832
Devon Energy Corp.:
1.2% 12/15/16	1,021,000	1,025,006
2.25% 12/15/18	910,000	918,257
Duke Energy Field Services 5.375% 10/15/15 (c)	54,000	56,152
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	546,108
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	149,817
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	1,034,698
Enterprise Products Operating LP 1.25% 8/13/15	387,000	389,397
Marathon Petroleum Corp. 3.5% 3/1/16	150,000	155,731
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	480,000	480,456
Nexen, Inc. 5.2% 3/10/15	41,000	41,965
ONEOK Partners LP 2% 10/1/17	2,822,000	2,857,072
Petrobras Global Finance BV 7.25% 3/17/44	1,015,000	1,191,823
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	40,092
5.375% 1/27/21	652,000	687,404
5.75% 1/20/20	3,652,000	3,936,673
Petroleos Mexicanos:
3.125% 1/23/19 (c)	99,000	102,901
3.5% 7/18/18	959,000	1,002,155
4.875% 1/18/24 (c)	80,000	87,040
5.5% 1/21/21	545,000	613,125
5.5% 6/27/44	2,899,000	3,144,690
6% 3/5/20	116,000	133,110
6.375% 1/23/45 (c)	937,000	1,133,770
6.5% 6/2/41	2,926,000	3,569,720
Phillips 66 Co.:
1.95% 3/5/15	2,088,000	2,103,274
2.95% 5/1/17	2,767,000	2,890,760
4.3% 4/1/22	300,000	325,122
Southeast Supply Header LLC 4.25% 6/15/24 (c)	667,000	688,487
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	63,090
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	467,877
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Partners, LP: - continued
4.6% 6/15/21	$ 414,000	$ 454,283
Talisman Energy, Inc. 3.75% 2/1/21	3,635,000	3,762,069
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	4,965,419
Western Gas Partners LP:
2.6% 8/15/18	858,000	874,381
5.375% 6/1/21	1,273,000	1,446,911
Williams Partners LP:
3.35% 8/15/22	2,500,000	2,497,703
4.3% 3/4/24	491,000	513,659
		60,435,160
TOTAL ENERGY		73,732,077
FINANCIALS - 39.9%
Banks - 18.5%
AmSouth Bank NA, Birmingham 5.2% 4/1/15	1,630,000	1,669,904
Associated Banc Corp. 5.125% 3/28/16	575,000	608,007
Bank of America Corp.:
2.65% 4/1/19	1,524,000	1,539,525
4.2% 8/26/24	942,000	956,352
5.75% 12/1/17	3,000,000	3,364,959
6.5% 8/1/16	1,240,000	1,362,854
Bank of America NA 1.25% 2/14/17	1,027,000	1,028,815
Barclays Bank PLC 2.5% 2/20/19	400,000	406,466
BPCE SA 5.15% 7/21/24 (c)	4,225,000	4,523,936
Branch Banking & Trust Co. 2.85% 4/1/21	3,282,000	3,315,624
Capital One Bank NA:
1.2% 2/13/17	1,169,000	1,170,564
2.3% 6/5/19	5,000,000	5,005,855
Capital One NA 2.95% 7/23/21	1,050,000	1,051,680
CIT Group, Inc. 3.875% 2/19/19	1,425,000	1,442,813
Citigroup, Inc.:
1.55% 8/14/17	3,821,000	3,816,701
2.5% 7/29/19	4,000,000	4,015,912
3.953% 6/15/16	653,000	686,400
4.05% 7/30/22	316,000	325,742
4.45% 1/10/17	1,250,000	1,340,095
5.3% 5/6/44	2,300,000	2,468,634
5.5% 9/13/25	1,317,000	1,475,725
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
6.125% 5/15/18	$ 640,000	$ 734,025
6.675% 9/13/43	467,000	594,495
Comerica, Inc. 4.8% 5/1/15	487,000	500,973
Credit Suisse AG 6% 2/15/18	122,000	137,770
Discover Bank:
2% 2/21/18	3,900,000	3,913,833
7% 4/15/20	2,391,000	2,864,813
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,206,379
5.45% 1/15/17	1,232,000	1,345,360
8.25% 3/1/38	3,848,000	5,784,491
HSBC Bank U.S.A. N.A. 4.875% 8/24/20	725,000	809,175
HSBC Holdings PLC 6.5% 9/15/37	100,000	126,447
HSBC U.S.A., Inc. 1.625% 1/16/18	703,000	705,335
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,309,060
Intesa Sanpaolo SpA 5.017% 6/26/24 (c)	3,075,000	3,104,194
JPMorgan Chase & Co. 3.875% 2/1/24	5,000,000	5,208,955
JPMorgan Chase Bank 6% 10/1/47	10,850,000	12,254,348
KeyBank NA 1.65% 2/1/18	501,000	501,772
KeyCorp. 5.1% 3/24/21	2,081,000	2,364,370
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,260,383
5% 1/17/17	1,027,000	1,097,958
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (c)	4,377,000	4,361,168
Rabobank Nederland 4.625% 12/1/23	4,531,000	4,818,669
Regions Bank:
6.45% 6/26/37	2,611,000	3,112,863
7.5% 5/15/18	7,499,000	8,848,715
Regions Financial Corp.:
2% 5/15/18	558,000	555,560
5.75% 6/15/15	1,655,000	1,718,984
Royal Bank of Scotland Group PLC:
2.55% 9/18/15	652,000	663,477
5.125% 5/28/24	3,640,000	3,712,953
6% 12/19/23	5,228,000	5,683,976
6.1% 6/10/23	1,000,000	1,091,818
6.125% 12/15/22	5,972,000	6,531,224
SunTrust Banks, Inc.:
2.35% 11/1/18	894,000	903,676
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
SunTrust Banks, Inc.: - continued
2.5% 5/1/19	$ 5,184,000	$ 5,234,772
3.5% 1/20/17	3,320,000	3,495,704
Wachovia Bank NA 6% 11/15/17	405,000	460,530
Wells Fargo & Co. 4.48% 1/16/24	7,539,000	8,084,545
		149,679,333
Capital Markets - 4.4%
Charles Schwab Corp. 2.2% 7/25/18	3,166,000	3,219,056
Goldman Sachs Group, Inc.:
2.375% 1/22/18	3,994,000	4,058,048
2.9% 7/19/18	4,240,000	4,360,238
3.625% 2/7/16	1,275,000	1,323,609
5.125% 1/15/15	935,000	950,848
5.25% 7/27/21	1,227,000	1,382,903
5.95% 1/18/18	178,000	200,855
6.15% 4/1/18	204,000	232,435
Lazard Group LLC 6.85% 6/15/17	171,000	193,898
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,694,426
Morgan Stanley:
2.125% 4/25/18	2,560,000	2,575,357
3.75% 2/25/23	1,168,000	1,198,906
4% 7/24/15	1,947,000	2,007,616
4.875% 11/1/22	6,884,000	7,437,191
5% 11/24/25	846,000	908,519
5.5% 7/28/21	1,222,000	1,403,981
5.625% 9/23/19	329,000	375,947
5.75% 1/25/21	557,000	646,767
6.625% 4/1/18	153,000	177,161
		35,347,761
Consumer Finance - 1.8%
Ally Financial, Inc. 4.75% 9/10/18	4,500,000	4,736,250
Capital One Financial Corp. 2.15% 3/23/15	3,115,000	3,144,602
Discover Financial Services:
3.85% 11/21/22	38,000	38,919
5.2% 4/27/22	2,355,000	2,616,782
6.45% 6/12/17	107,000	120,507
Ford Motor Credit Co. LLC 1.5% 1/17/17	599,000	600,261
General Electric Capital Corp. 5.875% 1/14/38	150,000	186,476
Hyundai Capital America:
1.625% 10/2/15 (c)	178,000	179,348
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
2.125% 10/2/17 (c)	$ 197,000	$ 199,682
2.55% 2/6/19 (c)	3,163,000	3,204,859
		15,027,686
Diversified Financial Services - 2.3%
BP Capital Markets PLC 3.125% 10/1/15	608,000	625,385
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,581,069
Five Corners Funding Trust 4.419% 11/15/23 (c)	4,111,000	4,388,020
ING U.S., Inc.:
5.5% 7/15/22	744,000	852,473
5.7% 7/15/43	1,108,000	1,317,463
MetLife Institutional Funding II 0.6021% 1/6/15 (c)(e)	600,000	600,805
Moody's Corp. 4.5% 9/1/22	6,500,000	6,922,767
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	517,000	525,011
TECO Finance, Inc. 5.15% 3/15/20	114,000	128,355
		18,941,348
Insurance - 6.2%
American International Group, Inc. 5.85% 1/16/18	1,000,000	1,134,746
Aon Corp.:
3.125% 5/27/16	1,609,000	1,667,350
6.25% 9/30/40	253,000	324,146
Aon PLC 3.5% 6/14/24	2,830,000	2,836,065
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,879,206
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	425,000	430,526
4.4% 5/15/42	107,000	111,160
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(e)	66,000	68,310
Hartford Financial Services Group, Inc.:
4% 10/15/17	3,600,000	3,868,870
4.3% 4/15/43	1,211,000	1,196,822
Liberty Mutual Group, Inc. 4.95% 5/1/22 (c)	5,250,000	5,782,156
Marsh & McLennan Companies, Inc.:
4.05% 10/15/23	2,306,000	2,457,511
4.8% 7/15/21	1,643,000	1,831,441
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	148,000	170,741
MetLife, Inc. 1.756% 12/15/17 (b)	238,000	239,915
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I 1.3% 4/10/17 (c)	$ 6,837,000	$ 6,843,434
Pacific LifeCorp:
5.125% 1/30/43 (c)	1,285,000	1,369,698
6% 2/10/20 (c)	902,000	1,035,585
Prudential Financial, Inc.:
5.625% 5/12/41	1,170,000	1,383,029
5.625% 6/15/43 (e)	5,000,000	5,362,500
Symetra Financial Corp. 6.125% 4/1/16 (c)	615,000	655,914
Unum Group:
5.625% 9/15/20	1,846,000	2,114,414
5.75% 8/15/42	3,748,000	4,487,387
7.125% 9/30/16	106,000	119,012
UnumProvident Finance Co. PLC 6.85% 11/15/15 (c)	991,000	1,056,776
		50,426,714
Real Estate Investment Trusts - 3.1%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	100,113
AvalonBay Communities, Inc. 4.2% 12/15/23	4,553,000	4,873,317
Boston Properties, Inc. 3.85% 2/1/23	738,000	768,284
Camden Property Trust 4.25% 1/15/24	758,000	802,464
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,369,765
DDR Corp.:
4.75% 4/15/18	1,764,000	1,911,525
7.5% 4/1/17	4,000,000	4,575,016
9.625% 3/15/16	214,000	242,016
Developers Diversified Realty Corp. 4.625% 7/15/22	391,000	419,131
Duke Realty LP:
3.625% 4/15/23	383,000	381,644
3.875% 10/15/22	403,000	413,513
4.375% 6/15/22	206,000	217,937
5.5% 3/1/16	1,300,000	1,383,420
6.75% 3/15/20	1,295,000	1,541,989
Equity One, Inc. 3.75% 11/15/22	3,000,000	3,013,734
Federal Realty Investment Trust 6.2% 1/15/17	1,300,000	1,449,231
Health Care REIT, Inc.:
2.25% 3/15/18	324,000	328,262
4.7% 9/15/17	548,000	597,646
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	254,410
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Retail Opportunity Investments Partnership LP 5% 12/15/23	$ 167,000	$ 179,770
Simon Property Group LP 2.8% 1/30/17	47,000	48,862
		24,872,049
Real Estate Management & Development - 3.6%
BioMed Realty LP:
3.85% 4/15/16	914,000	955,512
4.25% 7/15/22	170,000	176,806
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	2,044,837
4.95% 4/15/18	290,000	314,155
6% 4/1/16	211,000	225,841
7.5% 5/15/15	899,000	939,824
Corporate Office Properties LP 3.7% 6/15/21	476,000	477,038
ERP Operating LP 2.375% 7/1/19	490,000	492,663
Essex Portfolio LP 5.5% 3/15/17	3,479,000	3,829,649
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,067,650
4.125% 6/15/22	1,832,000	1,921,698
4.4% 2/15/24	1,039,000	1,099,278
4.75% 10/1/20	752,000	814,621
5.125% 3/2/15	141,000	144,021
5.5% 12/15/16	2,436,000	2,652,144
6.625% 10/1/17	1,960,000	2,232,524
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	493,064
3.15% 5/15/23	922,000	837,499
4.5% 4/18/22	94,000	95,484
7.75% 8/15/19	126,000	151,249
Mid-America Apartments LP 4.3% 10/15/23	180,000	190,009
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,825,716
Prime Property Funding, Inc. 5.7% 4/15/17 (c)	276,000	296,743
Reckson Operating Partnership LP 6% 3/31/16	286,000	305,747
Regency Centers LP:
3.75% 6/15/24	493,000	500,778
5.25% 8/1/15	249,000	259,193
Tanger Properties LP:
3.875% 12/1/23	398,000	408,092
6.125% 6/1/20	661,000	770,184
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.15% 11/15/15	$ 65,000	$ 69,146
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	511,502
		29,102,667
TOTAL FINANCIALS		323,397,558
HEALTH CARE - 2.6%
Health Care Providers & Services - 1.8%
Aetna, Inc. 1.5% 11/15/17	72,000	72,231
Express Scripts Holding Co.:
2.1% 2/12/15	4,500,000	4,531,325
4.75% 11/15/21	3,000,000	3,336,825
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,760,711
UnitedHealth Group, Inc.:
3.95% 10/15/42	132,000	127,387
4.25% 3/15/43	2,500,000	2,540,390
4.625% 11/15/41	965,000	1,025,285
WellPoint, Inc.:
1.875% 1/15/18	288,000	289,232
2.375% 2/15/17	810,000	833,097
		14,516,483
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
4.15% 2/1/24	248,000	261,981
5.3% 2/1/44	103,000	117,428
		379,409
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.75% 11/6/17	999,000	1,004,099
4.4% 11/6/42	627,000	629,810
Actavis Funding SCS 2.45% 6/15/19 (c)	443,000	441,540
Johnson & Johnson 4.5% 12/5/43	3,200,000	3,540,698
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	187,000	187,784
Zoetis, Inc. 1.875% 2/1/18	123,000	123,024
		5,926,955
TOTAL HEALTH CARE		20,822,847
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 3.5%
Aerospace & Defense - 0.6%
L-3 Communications Corp. 3.95% 5/28/24	$ 3,000,000	$ 3,003,927
United Technologies Corp. 4.5% 6/1/42	1,761,000	1,897,812
		4,901,739
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	549,000	575,078
Continental Airlines, Inc. 6.648% 3/15/19	56,130	59,778
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	50,141	54,215
8.36% 1/20/19	37,660	41,803
		730,874
Industrial Conglomerates - 2.1%
General Electric Co.:
2.7% 10/9/22	5,000,000	4,937,800
4.125% 10/9/42	434,000	445,178
Roper Industries, Inc.:
1.85% 11/15/17	4,079,000	4,105,159
2.05% 10/1/18	7,475,000	7,465,290
		16,953,427
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC 4.4% 3/15/42	2,500,000	2,538,953
Trading Companies & Distributors - 0.4%
Air Lease Corp. 3.875% 4/1/21	3,305,000	3,338,050
TOTAL INDUSTRIALS		28,463,043
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.3%
Cisco Systems, Inc. 2.9% 3/4/21	2,273,000	2,326,968
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	152,725
2.375% 12/17/18	185,000	186,668
		339,393
IT Services - 0.9%
The Western Union Co.:
2.375% 12/10/15	358,000	364,222
2.875% 12/10/17	926,000	956,708
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Xerox Corp.:
2.95% 3/15/17	$ 2,591,000	$ 2,695,487
4.25% 2/15/15	3,200,000	3,253,158
		7,269,575
Software - 0.0%
Oracle Corp. 5.375% 7/15/40	240,000	283,291
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,507,874
TOTAL INFORMATION TECHNOLOGY		11,727,101
MATERIALS - 2.4%
Chemicals - 0.6%
Ecolab, Inc. 1.45% 12/8/17	434,000	433,527
Monsanto Co.:
4.4% 7/15/44	2,481,000	2,567,582
4.7% 7/15/64	1,925,000	2,004,092
		5,005,201
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	90,004
Metals & Mining - 1.8%
Alcoa, Inc. 5.4% 4/15/21	4,548,000	4,959,271
Anglo American Capital PLC 4.125% 4/15/21 (c)	4,536,000	4,682,821
Corporacion Nacional del Cobre de Chile (Codelco) 5.625% 10/18/43 (c)	625,000	721,656
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23	3,625,000	3,679,527
Vale Overseas Ltd. 6.25% 1/23/17	104,000	115,778
		14,159,053
TOTAL MATERIALS		19,254,258
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.:
5.55% 8/15/41	2,700,000	3,092,969
6.3% 1/15/38	970,000	1,212,304
British Telecommunications PLC:
1.25% 2/14/17	1,064,000	1,063,797
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
British Telecommunications PLC: - continued
1.625% 6/28/16	$ 435,000	$ 439,917
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	603,904
3.5% 11/1/21	1,420,000	1,473,927
4.5% 9/15/20	3,827,000	4,205,008
4.6% 4/1/21	460,000	509,310
5.012% 8/21/54 (c)	1,001,000	1,045,547
6.4% 9/15/33	1,509,000	1,906,152
6.55% 9/15/43	999,000	1,287,872
		16,840,707
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV:
2.375% 9/8/16	1,450,000	1,485,235
3.625% 3/30/15	564,000	573,126
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,611,013
		6,669,374
TOTAL TELECOMMUNICATION SERVICES		23,510,081
UTILITIES - 7.4%
Electric Utilities - 4.2%
AmerenUE 6.4% 6/15/17	133,000	150,051
American Electric Power Co., Inc.:
1.65% 12/15/17	2,173,000	2,181,008
2.95% 12/15/22	4,000,000	3,949,716
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	242,531
Commonwealth Edison Co. 1.95% 9/1/16	83,000	84,923
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	109,978
Duke Energy Corp.:
1.625% 8/15/17	5,685,000	5,724,391
2.1% 6/15/18	414,000	417,557
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,447,081
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	500,000	587,929
6.4% 9/15/20 (c)	1,310,000	1,550,237
Entergy Louisiana LLC 1.875% 12/15/14	144,000	144,603
Exelon Corp. 4.9% 6/15/15	2,500,000	2,583,258
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
2.75% 3/15/18	$ 699,000	$ 706,918
4.25% 3/15/23	1,313,000	1,323,925
7.375% 11/15/31	4,145,000	5,037,373
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,269,470
Nevada Power Co.:
6.5% 8/1/18	70,000	82,294
6.65% 4/1/36	500,000	680,360
Northeast Utilities 1.45% 5/1/18	208,000	205,992
Pepco Holdings, Inc. 2.7% 10/1/15	2,228,000	2,270,069
Tampa Electric Co. 6.55% 5/15/36	500,000	682,390
Xcel Energy, Inc. 4.8% 9/15/41	554,000	617,791
		34,049,845
Gas Utilities - 0.3%
Boston Gas Co. 4.487% 2/15/42 (c)	2,000,000	2,102,394
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	19,271
		2,121,665
Independent Power Producers & Energy Traders - 0.4%
TransAlta Corp. 1.9% 6/3/17	3,700,000	3,706,457
Multi-Utilities - 2.5%
Dominion Resources, Inc.:
1.95% 8/15/16	1,612,000	1,644,743
2.5341% 9/30/66 (e)	7,158,000	6,613,033
7.5% 6/30/66 (e)	145,000	156,890
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	7,200,000	7,159,241
NiSource Finance Corp.:
4.45% 12/1/21	91,000	98,710
5.25% 2/15/43	234,000	255,633
5.95% 6/15/41	1,493,000	1,779,980
6.4% 3/15/18	59,000	67,974
Sempra Energy:
2.3% 4/1/17	2,024,000	2,073,892
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2.875% 10/1/22	$ 224,000	$ 222,592
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	117,000	121,534
		20,194,222
TOTAL UTILITIES		60,072,189
TOTAL NONCONVERTIBLE BONDS (Cost $643,808,412)		669,996,670
U.S. Treasury Obligations - 4.4%

U.S. Treasury Bonds 3.625% 2/15/44 (Cost $33,763,405)	31,991,000	35,445,023
Municipal Securities - 4.1%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	444,010
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	58,633
7.3% 10/1/39	1,485,000	2,147,295
7.5% 4/1/34	1,165,000	1,702,822
7.55% 4/1/39	730,000	1,107,242
7.6% 11/1/40	5,750,000	8,823,893
7.625% 3/1/40	70,000	106,181
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	1,295,000	1,575,484
Series 2012 B, 5.432% 1/1/42	160,000	151,096
6.314% 1/1/44	2,280,000	2,415,842
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	1,255,000	1,390,565
5.877% 3/1/19	12,135,000	13,572,633
TOTAL MUNICIPAL SECURITIES (Cost $31,765,644)		33,495,696
Foreign Government and Government Agency Obligations - 1.2%
	Principal Amount	Value
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (c)	$ 3,175,000	$ 3,452,813
Brazilian Federative Republic 4.25% 1/7/25	885,000	920,400
Chilean Republic 3.25% 9/14/21	155,000	161,355
United Mexican States:
4.75% 3/8/44	4,516,000	4,737,284
5.55% 1/21/45	33,000	38,726
6.05% 1/11/40	116,000	145,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $9,303,457)		9,455,578
Fixed-Income Funds - 3.2%
	Shares
Fidelity Specialized High Income Central Fund (f) (Cost $25,501,691)	243,542		26,224,559
Preferred Securities - 0.0%
		Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (d)(e) (Cost $104,415)		$ 102,000	110,956
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $31,108,213)	31,108,213		31,108,213
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $775,355,237)			805,836,695
NET OTHER ASSETS (LIABILITIES) - 0.5%			3,820,745
NET ASSETS - 100%		$ 809,657,440
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,348,350 or 10.9% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,172
Fidelity Specialized High Income Central Fund	1,653,491
Total	$ 1,684,663
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 38,263,135	$ 1,664,239	$ 14,977,411	$ 26,224,559	5.5%
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 669,996,670	$ -	$ 669,996,670	$ -
U.S. Government and Government Agency Obligations	35,445,023	-	35,445,023	-
Municipal Securities	33,495,696	-	33,495,696	-
Foreign Government and Government Agency Obligations	9,455,578	-	9,455,578	-
Fixed-Income Funds	26,224,559	26,224,559	-	-
Preferred Securities	110,956	-	110,956	-
Money Market Funds	31,108,213	31,108,213	-	-
Total Investments in Securities:	$ 805,836,695	$ 57,332,772	$ 748,503,923	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.6%
United Kingdom	4.0%
Mexico	2.0%
Canada	1.4%
Netherlands	1.0%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	3.0%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $718,745,333)	$ 748,503,923
Fidelity Central Funds (cost $56,609,904)	57,332,772
Total Investments (cost $775,355,237)		$ 805,836,695
Receivable for fund shares sold		1,172,588
Interest receivable		8,334,395
Distributions receivable from Fidelity Central Funds		113,181
Receivable from investment adviser for expense reductions		260
Total assets		815,457,119

Liabilities
Payable for investments purchased	$ 5,103,541
Payable for fund shares redeemed	290,951
Distributions payable	86,775
Accrued management fee	230,941
Distribution and service plan fees payable	16,524
Other affiliated payables	70,947
Total liabilities		5,799,679

Net Assets		$ 809,657,440
Net Assets consist of:
Paid in capital		$ 781,641,461
Undistributed net investment income		367,800
Accumulated undistributed net realized gain (loss) on investments		(2,833,279)
Net unrealized appreciation (depreciation) on investments		30,481,458
Net Assets		$ 809,657,440

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($27,677,400 ÷ 2,399,736 shares)	$ 11.53

Maximum offering price per share (100/96.00 of $11.53)	$ 12.01
Class T: Net Asset Value and redemption price per share ($6,651,417 ÷ 576,715 shares)	$ 11.53

Maximum offering price per share (100/96.00 of $11.53)	$ 12.01
Class C: Net Asset Value and offering price per share ($11,713,468 ÷ 1,015,706 shares)A	$ 11.53

Corporate Bond: Net Asset Value, offering price and redemption price per share ($697,733,008 ÷ 60,496,850 shares)	$ 11.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($65,882,147 ÷ 5,712,173 shares)	$ 11.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2014

Investment Income
Dividends		$ 6,473
Interest		25,537,203
Income from Fidelity Central Funds		1,684,663
Total income		27,228,339

Expenses
Management fee	$ 2,704,876
Transfer agent fees	849,502
Distribution and service plan fees	173,577
Independent trustees' compensation	3,206
Miscellaneous	1,351
Total expenses before reductions	3,732,512
Expense reductions	(2,447)	3,730,065
Net investment income (loss)		23,498,274
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,400,241)
Fidelity Central Funds	14,058
Total net realized gain (loss)		(2,386,183)
Change in net unrealized appreciation (depreciation) on investment securities		50,191,186
Net gain (loss)		47,805,003
Net increase (decrease) in net assets resulting from operations		$ 71,303,277

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,498,274	$ 20,127,522
Net realized gain (loss)	(2,386,183)	528,552
Change in net unrealized appreciation (depreciation)	50,191,186	(43,600,433)
Net increase (decrease) in net assets resulting from operations	71,303,277	(22,944,359)
Distributions to shareholders from net investment income	(23,441,574)	(20,053,746)
Distributions to shareholders from net realized gain	-	(4,309,634)
Total distributions	(23,441,574)	(24,363,380)
Share transactions - net increase (decrease)	(101,731,245)	355,765,675
Total increase (decrease) in net assets	(53,869,542)	308,457,936

Net Assets
Beginning of period	863,526,982	555,069,046
End of period (including undistributed net investment income of $367,800 and distributions in excess of net investment income of $90,943, respectively)	$ 809,657,440	$ 863,526,982

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.305	.277	.287	.356	.128
Net realized and unrealized gain (loss)	.720	(.536)	.857	.366	.446
Total from investment operations	1.025	(.259)	1.144	.722	.574
Distributions from net investment income	(.305)	(.273)	(.294)	(.370)	(.124)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.305)	(.351)	(.424)	(.472)	(.124)
Net asset value, end of period	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total Return B, C, D	9.60%	(2.36)%	10.98%	7.16%	5.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.79%	.76%	.76%	.75%	.74% A
Expenses net of fee waivers, if any	.79%	.76%	.76%	.75%	.74% A
Expenses net of all reductions	.79%	.76%	.76%	.75%	.74% A
Net investment income (loss)	2.73%	2.43%	2.62%	3.43%	3.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,677	$ 21,833	$ 40,842	$ 12,935	$ 3,083
Portfolio turnover rate G	61%	58%	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.298	.272	.284	.357	.131
Net realized and unrealized gain (loss)	.720	(.537)	.868	.363	.436
Total from investment operations	1.018	(.265)	1.152	.720	.567
Distributions from net investment income	(.298)	(.267)	(.292)	(.368)	(.127)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.298)	(.345)	(.422)	(.470)	(.127)
Net asset value, end of period	$ 11.53	$ 10.81	$ 11.42	$ 10.69	$ 10.44
Total Return B, C, D	9.53%	(2.42)%	11.06%	7.14%	5.71%
Ratios to Average Net Assets F, I
Expenses before reductions	.85%	.80%	.79%	.75%	.68% A
Expenses net of fee waivers, if any	.85%	.80%	.79%	.75%	.68% A
Expenses net of all reductions	.85%	.80%	.79%	.75%	.68% A
Net investment income (loss)	2.67%	2.39%	2.59%	3.42%	3.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,651	$ 6,502	$ 12,078	$ 5,153	$ 1,026
Portfolio turnover rate G	61%	58%	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.219	.189	.204	.280	.106
Net realized and unrealized gain (loss)	.730	(.544)	.868	.361	.437
Total from investment operations	.949	(.355)	1.072	.641	.543
Distributions from net investment income	(.219)	(.187)	(.212)	(.289)	(.103)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.219)	(.265)	(.342)	(.391)	(.103)
Net asset value, end of period	$ 11.53	$ 10.80	$ 11.42	$ 10.69	$ 10.44
Total Return B, C, D	8.86%	(3.20)%	10.25%	6.34%	5.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.56%	1.53%	1.51%	1.47%	1.45% A
Expenses net of fee waivers, if any	1.56%	1.53%	1.51%	1.47%	1.45% A
Expenses net of all reductions	1.56%	1.53%	1.51%	1.47%	1.45% A
Net investment income (loss)	1.96%	1.66%	1.86%	2.71%	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,713	$ 13,705	$ 24,613	$ 11,111	$ 668
Portfolio turnover rate G	61%	58%	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Corporate Bond

Years ended August 31,	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.342	.309	.321	.388	.137
Net realized and unrealized gain (loss)	.721	(.532)	.858	.367	.447
Total from investment operations	1.063	(.223)	1.179	.755	.584
Distributions from net investment income	(.343)	(.309)	(.329)	(.403)	(.134)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.343)	(.387)	(.459)	(.505)	(.134)
Net asset value, end of period	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total Return B, C	9.96%	(2.06)%	11.32%	7.50%	5.88%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45%	.45%	.45%	.44% A
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.44% A
Expenses net of all reductions	.45%	.45%	.45%	.45%	.44% A
Net investment income (loss)	3.07%	2.74%	2.93%	3.72%	4.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 697,733	$ 771,621	$ 471,540	$ 110,113	$ 124,879
Portfolio turnover rate F	61%	58%	103%	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.336	.301	.316	.389	.140
Net realized and unrealized gain (loss)	.720	(.530)	.858	.366	.445
Total from investment operations	1.056	(.229)	1.174	.755	.585
Distributions from net investment income	(.336)	(.303)	(.324)	(.403)	(.135)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.336)	(.381)	(.454)	(.505)	(.135)
Net asset value, end of period	$ 11.53	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total Return B, C	9.90%	(2.11)%	11.27%	7.51%	5.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.51%	.52%	.49%	.43%	.42% A
Expenses net of fee waivers, if any	.51%	.51%	.49%	.43%	.42% A
Expenses net of all reductions	.51%	.51%	.49%	.43%	.42% A
Net investment income (loss)	3.01%	2.68%	2.88%	3.75%	4.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,882	$ 49,866	$ 5,996	$ 1,906	$ 1,406
Portfolio turnover rate F	61%	58%	103%	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards, market discount and losses deferred due to wash sales and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 32,901,017
Gross unrealized depreciation	(1,854,749)
Net unrealized appreciation (depreciation) on securities	$ 31,046,268

Tax Cost	$ 774,790,427

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 233,281
Capital loss carryforward	$ (3,263,571)
Net unrealized appreciation (depreciation) on securities and other investments	$ 31,046,268

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (3,263,571)

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 23,441,574	$ 23,698,514
Long-term Capital Gains	-	664,866
Total	$ 23,441,574	$ 24,363,380

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $331,723,453 and $444,469,200, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 55,736	$ 3,418
Class T	-%	.25%	16,021	279
Class C	.75%	.25%	101,820	23,415
			$ 173,577	$ 27,112

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,973
Class T	2,040
Class C*	4,180
$ 13,193

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 41,507.19
Class T	15,928.25
Class C	21,357.21
Corporate Bond	676,039.10
Institutional Class	94,671.16
	$ 849,502

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,351 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $29.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,418.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Class A	$ 608,399	$ 833,757
Class T	171,108	243,158
Class C	199,301	353,250
Corporate Bond	20,688,639	17,529,207
Institutional Class	1,774,127	1,094,374
Total	$ 23,441,574	$ 20,053,746
From net realized gain
Class A	$ -	$ 277,814
Class T	-	58,953
Class C	-	165,646
Corporate Bond	-	3,673,268
Institutional Class	-	133,953
Total	$ -	$ 4,309,634

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Class A
Shares sold	1,249,169	1,515,657	$ 14,047,645	$ 17,270,761
Reinvestment of distributions	50,169	85,203	563,724	968,306
Shares redeemed	(920,088)	(3,155,406)	(10,236,656)	(35,637,175)
Net increase (decrease)	379,250	(1,554,546)	$ 4,374,713	$ (17,398,108)
Class T
Shares sold	283,615	1,302,915	$ 3,155,670	$ 14,971,061
Reinvestment of distributions	14,557	23,403	163,245	265,396
Shares redeemed	(323,223)	(1,781,782)	(3,577,079)	(19,747,768)
Net increase (decrease)	(25,051)	(455,464)	$ (258,164)	$ (4,511,311)

Annual Report

9. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Class C
Shares sold	582,128	808,078	$ 6,570,162	$ 9,209,001
Reinvestment of distributions	16,887	43,397	189,406	493,436
Shares redeemed	(851,721)	(1,737,760)	(9,415,455)	(19,645,556)
Net increase (decrease)	(252,706)	(886,285)	$ (2,655,887)	$ (9,943,119)
Corporate Bond
Shares sold	38,472,483	63,621,676	$ 429,883,472	$ 717,197,210
Reinvestment of distributions	1,752,468	1,783,304	19,625,390	20,136,107
Shares redeemed	(51,137,626)	(35,271,546)	(564,864,189)	(396,626,148)
Net increase (decrease)	(10,912,675)	30,133,434	$ (115,355,327)	$ 340,707,169
Institutional Class
Shares sold	1,619,567	4,694,320	$ 18,017,528	$ 53,739,928
Reinvestment of distributions	155,188	102,987	1,742,112	1,159,091
Shares redeemed	(677,328)	(707,380)	(7,596,220)	(7,987,975)
Net increase (decrease)	1,097,427	4,089,927	$ 12,163,420	$ 46,911,044

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Corporate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Corporate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 16, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 2.64% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $13,158,535 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ACBDI-UANN-1014
1.907012.104

Fidelity®

Short-Term Bond

Fund

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Short-Term Bond Fund	1.51%	2.28%	2.15%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Short-Term Bond Fund, a class of the fund, on August 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-3 Year Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending August 31, 2014, amid continued easy monetary policy, low inflation, renewed geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 5.66%, fueled by both interest income as well as capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 9.06%, supported by solid corporate fundamentals, a low default rate and a modestly improving U.S. economy that rebounded from a first-quarter slowdown. Other yield-advantaged sectors also had strong showings, including mortgage-backed securities, which advanced 5.42%, versus only 3.57% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had an even stronger period, with The BofA Merrill LynchSM US High Yield Constrained Index returning 10.61%. International markets also fared comparatively well, driven by easy-money policies worldwide, including new accommodations from Europe and China. The Barclays® Global Aggregate Ex USD GDP Weighted Index returned 7.92%.

Comments from Rob Galusza, Lead Portfolio Manager of Fidelity® Short-Term Bond Fund: For the 12 months ending August 31, 2014, the fund's Retail Class shares returned 1.51%, versus 1.12% for the Barclays® U.S. 1-3 Year Government/Credit Bond Index. We added relative value by emphasizing yield-advantaged asset classes this period. Within corporate bonds, we focused heavily on financial institutions, which added to results. Outside of corporates, we added value by holding commercial mortgage-backed securities, an out-of-index asset class. Conversely, underweighted exposure to government-agency securities detracted from results, as their prices rose more than we expected. We also held very little sovereign debt this period, another area that nicked performance; our team didn't have enough conviction to hold very much government debt outside the U.S., due partly to increased geopolitical risks. As of period end, we were more likely to take new positions along the yield curve closely in line with our Treasury-heavy benchmark until we are more confident that the federal funds rate is indeed set to increase.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Short-Term Bond	.45%
Actual		$ 1,000.00	$ 1,003.60	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class F	.35%
Actual		$ 1,000.00	$ 1,004.10	$ 1.77
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
U.S. Government and U.S. Government Agency Obligations 31.6%	U.S. Government and U.S. Government Agency Obligations† 30.5%
AAA 23.0%	AAA 21.3%
AA 7.1%	AA 8.3%
A 16.5%	A 17.0%
BBB 20.1%	BBB 20.6%
BB and Below 0.6%	BB and Below 1.0%
Not Rated 0.3%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2014
6 months ago
Years	2.2	2.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	1.9	1.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2014*		As of February 28, 2014**
	Corporate Bonds 41.3%		Corporate Bonds 43.5%
	U.S. Government and U.S. Government Agency Obligations 31.6%		U.S. Government and U.S. Government Agency Obligations† 30.5%
	Asset-Backed Securities 14.5%		Asset-Backed Securities 14.2%
	CMOs and Other Mortgage Related Securities 10.7%		CMOs and Other Mortgage Related Securities 10.0%
	Municipal Bonds 0.6%		Municipal Bonds 0.7%
	Other Investments 0.5%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.8%		Short-Term Investments and Net Other Assets (Liabilities) 0.6%
* Foreign investments	13.4%	** Foreign investments	14.5%
* Futures and Swaps	0.0%††	** Futures and Swaps	0.0%††

† Includes NCUA Guaranteed Notes
†† Amount represents less than 0.1%

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 41.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 1.1%
Daimler Finance North America LLC:
1.25% 1/11/16 (e)	$ 10,000	$ 10,076
1.3% 7/31/15 (e)	17,811	17,935
1.375% 8/1/17 (e)	16,985	16,971
1.45% 8/1/16 (e)	5,906	5,962
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (e)	15,700	15,673
Volkswagen International Finance NV:
1.6% 11/20/17 (e)	9,139	9,169
2.375% 3/22/17 (e)	8,440	8,695
		84,481
Media - 1.2%
COX Communications, Inc. 5.5% 10/1/15	3,080	3,234
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	15,000	15,423
NBCUniversal Enterprise, Inc. 0.7706% 4/15/16 (e)(g)	20,000	20,045
News America, Inc. 5.3% 12/15/14	9,474	9,607
Thomson Reuters Corp.:
0.875% 5/23/16	4,387	4,384
1.3% 2/23/17	2,865	2,867
Time Warner Cable, Inc. 5.85% 5/1/17	17,860	19,939
Time Warner, Inc. 3.15% 7/15/15	11,388	11,649
Walt Disney Co. 1.1% 12/1/17	7,616	7,564
		94,712
TOTAL CONSUMER DISCRETIONARY		179,193
CONSUMER STAPLES - 2.4%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc. 0.8% 1/15/16	20,514	20,610
FBG Finance Ltd. 5.125% 6/15/15 (e)	6,866	7,109
Heineken NV:
0.8% 10/1/15 (e)	12,017	12,051
1.4% 10/1/17 (e)	4,476	4,459
SABMiller Holdings, Inc. 2.45% 1/15/17 (e)	18,776	19,344
		63,573
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.2%
Walgreen Co.:
1% 3/13/15	$ 13,123	$ 13,155
1.8% 9/15/17	5,572	5,611
		18,766
Food Products - 0.8%
ConAgra Foods, Inc. 1.3% 1/25/16	24,834	25,000
General Mills, Inc. 0.875% 1/29/16	7,655	7,674
Kraft Foods Group, Inc. 1.625% 6/4/15	17,580	17,733
Tyson Foods, Inc. 2.65% 8/15/19	8,110	8,220
William Wrigley Jr. Co. 1.4% 10/21/16 (e)	5,283	5,319
		63,946
Tobacco - 0.6%
Altria Group, Inc. 4.125% 9/11/15	19,900	20,638
Reynolds American, Inc.:
1.05% 10/30/15	9,807	9,815
6.75% 6/15/17	11,767	13,379
		43,832
TOTAL CONSUMER STAPLES		190,117
ENERGY - 3.0%
Energy Equipment & Services - 0.3%
Nabors Industries, Inc. 2.35% 9/15/16	4,533	4,658
Petrofac Ltd. 3.4% 10/10/18 (e)	15,515	16,067
		20,725
Oil, Gas & Consumable Fuels - 2.7%
BG Energy Capital PLC 2.875% 10/15/16 (e)	8,959	9,287
DCP Midstream Operating LP 2.7% 4/1/19	782	793
Devon Energy Corp. 1.2% 12/15/16	9,378	9,415
Enbridge, Inc.:
0.6776% 6/2/17 (g)	13,998	14,055
0.8846% 10/1/16 (g)	18,000	18,093
Enterprise Products Operating LP 1.25% 8/13/15	6,656	6,697
Marathon Petroleum Corp. 3.5% 3/1/16	11,885	12,339
Petrobras Global Finance BV:
2% 5/20/16	23,350	23,400
3.25% 3/17/17	10,000	10,229
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	8,216	8,446
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos 3.125% 1/23/19 (e)	$ 1,329	$ 1,381
Phillips 66 Co.:
1.95% 3/5/15	18,490	18,625
2.95% 5/1/17	4,000	4,179
Schlumberger Investment SA 1.25% 8/1/17 (e)	13,136	13,139
Spectra Energy Partners, LP 2.95% 6/15/16	4,126	4,271
Total Capital International SA:
0.75% 1/25/16	10,823	10,869
1% 1/10/17	25,050	25,082
TransCanada PipeLines Ltd. 0.9141% 6/30/16 (g)	20,300	20,474
		210,774
TOTAL ENERGY		231,499
FINANCIALS - 24.5%
Banks - 14.3%
ABN AMRO Bank NV 1.0351% 10/28/16 (e)(g)	15,000	15,137
Australia & New Zealand Banking Group Ltd.:
0.9% 2/12/16	18,000	18,088
1.25% 1/10/17	12,350	12,411
1.875% 10/6/17	5,000	5,069
Bank of America Corp.:
1.25% 1/11/16	18,223	18,317
1.5% 10/9/15	8,500	8,578
2% 1/11/18	8,915	8,954
2.6% 1/15/19	10,814	10,919
3.7% 9/1/15	35,610	36,658
Bank of America NA:
1.25% 2/14/17	8,020	8,034
5.3% 3/15/17	1,941	2,117
Bank of Nova Scotia:
1.375% 7/15/16	21,990	22,270
1.375% 12/18/17	8,336	8,294
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (e)	18,000	18,049
1.55% 9/9/16 (e)	10,020	10,119
Barclays Bank PLC 2.5% 2/20/19	12,950	13,159
BB&T Corp. 3.2% 3/15/16	5,000	5,181
BNP Paribas 2.375% 9/14/17	18,330	18,730
BPCE SA 1.625% 2/10/17	10,000	10,067
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Branch Banking & Trust Co. 1.45% 10/3/16	$ 20,000	$ 20,209
Capital One Bank NA:
1.15% 11/21/16	5,965	5,976
1.2% 2/13/17	14,603	14,623
1.3% 6/5/17	13,997	13,980
Citigroup, Inc.:
1.1941% 7/25/16 (g)	4,070	4,109
1.3% 4/1/16	22,850	22,978
1.3% 11/15/16	13,708	13,749
1.55% 8/14/17	40,000	39,955
1.7% 7/25/16	48,170	48,732
2.5% 7/29/19	8,000	8,032
2.65% 3/2/15	16,563	16,736
3.953% 6/15/16	5,000	5,256
Commonwealth Bank of Australia 1.125% 3/13/17	16,060	16,044
Credit Suisse New York Branch 1.375% 5/26/17	30,800	30,796
Discover Bank 2% 2/21/18	20,410	20,482
Fifth Third Bancorp:
3.625% 1/25/16	4,799	4,993
4.5% 6/1/18	7,000	7,616
Fifth Third Bank:
0.6449% 2/26/16 (g)	10,000	10,032
0.9% 2/26/16	20,630	20,690
HSBC Bank PLC:
1.5% 5/15/18 (e)	8,960	8,876
3.1% 5/24/16 (e)	8,670	9,026
HSBC U.S.A., Inc. 1.625% 1/16/18	7,507	7,532
Huntington National Bank:
1.3% 11/20/16	5,667	5,690
1.35% 8/2/16	4,244	4,272
Intesa Sanpaolo SpA 2.375% 1/13/17	22,145	22,435
JPMorgan Chase & Co. 2.35% 1/28/19	7,361	7,432
KeyBank NA 1.65% 2/1/18	5,786	5,795
Manufacturers & Traders Trust Co. 1.4% 7/25/17	15,700	15,707
Marshall & Ilsley Bank 5% 1/17/17	686	733
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (e)	25,865	25,771
Nordea Bank AB 0.875% 5/13/16 (e)	13,640	13,652
PNC Bank NA:
0.8% 1/28/16	20,150	20,199
1.15% 11/1/16	9,964	10,013
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
PNC Bank NA: - continued
1.3% 10/3/16	$ 8,950	$ 9,017
Regions Bank 7.5% 5/15/18	3,766	4,444
Regions Financial Corp. 2% 5/15/18	8,970	8,931
Royal Bank of Canada:
0.6006% 3/8/16 (g)	8,000	8,029
0.85% 3/8/16	10,000	10,026
1.2% 1/23/17	9,971	10,006
1.45% 9/9/16	7,275	7,369
1.5% 1/16/18	17,080	17,123
2.2% 7/27/18	9,000	9,185
Royal Bank of Scotland Group PLC:
1.1741% 3/31/17 (g)	3,705	3,727
2.55% 9/18/15	36,690	37,336
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	20,000	20,040
1.45% 7/19/16	18,050	18,210
1.8% 7/18/17	13,200	13,339
SunTrust Banks, Inc.:
0.5249% 8/24/15 (g)	3,500	3,497
0.5346% 4/1/15 (g)	21,000	20,997
3.5% 1/20/17	10,203	10,743
5% 9/1/15	7,068	7,372
Svenska Handelsbanken AB 0.6796% 3/21/16 (g)	30,915	31,049
Union Bank NA:
1.5% 9/26/16	5,937	6,005
3% 6/6/16	10,000	10,369
Wachovia Corp. 0.5761% 10/28/15 (g)	19,707	19,751
Wells Fargo & Co. 1.5% 1/16/18	20,000	19,965
Wells Fargo Bank NA 0.4411% 5/16/16 (g)	11,015	11,015
Westpac Banking Corp.:
0.95% 1/12/16	17,080	17,166
1.2% 5/19/17	25,000	25,004
2% 8/14/17	15,561	15,877
		1,107,864
Capital Markets - 2.7%
Goldman Sachs Group, Inc.:
0.6796% 3/22/16 (g)	14,000	14,016
1.748% 9/15/17	25,000	24,996
2.375% 1/22/18	17,090	17,364
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
3.625% 2/7/16	$ 10,300	$ 10,693
JPMorgan Chase & Co.:
0.8549% 2/26/16 (g)	10,000	10,056
1.1% 10/15/15	8,630	8,668
1.125% 2/26/16	10,000	10,053
1.35% 2/15/17	56,100	56,314
Morgan Stanley:
1.75% 2/25/16	24,655	24,958
5.45% 1/9/17	16,000	17,524
UBS AG Stamford Branch 1.375% 8/14/17	15,540	15,500
		210,142
Consumer Finance - 3.5%
American Express Credit Corp.:
0.875% 11/13/15	8,640	8,674
1.125% 6/5/17	20,300	20,224
1.3% 7/29/16	9,000	9,096
2.8% 9/19/16	5,476	5,683
American Honda Finance Corp. 1.5% 9/11/17 (e)	5,156	5,173
Capital One Financial Corp.:
0.8771% 11/6/15 (g)	8,000	8,039
1% 11/6/15	8,630	8,650
Ford Motor Credit Co. LLC:
1.7% 5/9/16	10,000	10,107
2.75% 5/15/15	13,438	13,641
3% 6/12/17	27,770	28,797
General Electric Capital Corp.:
1% 1/8/16	10,120	10,172
1.5% 7/12/16	38,455	38,972
2.25% 11/9/15	18,902	19,278
2.9% 1/9/17	30,326	31,577
3.35% 10/17/16	26,545	27,913
Hyundai Capital America:
1.45% 2/6/17 (e)	10,369	10,378
1.625% 10/2/15 (e)	9,965	10,040
1.875% 8/9/16 (e)	2,372	2,404
Synchrony Financial 1.875% 8/15/17	1,854	1,869
		270,687
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 1.1%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	$ 3,415	$ 3,447
Berkshire Hathaway, Inc. 1.55% 2/9/18	8,731	8,753
BP Capital Markets PLC:
1.375% 5/10/18	9,010	8,916
1.846% 5/5/17	10,000	10,179
2.248% 11/1/16	9,110	9,365
Deutsche Bank AG London Branch 1.4% 2/13/17	35,000	35,063
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	6,180	6,315
TECO Finance, Inc. 4% 3/15/16	3,850	4,036
		86,074
Insurance - 1.4%
AEGON NV 4.625% 12/1/15	13,580	14,219
American International Group, Inc. 2.3% 7/16/19	3,711	3,726
Aon Corp. 3.5% 9/30/15	6,775	6,985
Assurant, Inc. 2.5% 3/15/18	10,000	10,097
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	10,000	10,130
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	9,195	9,396
MetLife, Inc. 1.756% 12/15/17 (c)	3,748	3,778
Metropolitan Life Global Funding I:
1.3% 4/10/17 (e)	15,000	15,014
1.5% 1/10/18 (e)	19,930	19,863
2.5% 9/29/15 (e)	5,000	5,108
Pricoa Global Funding I 1.15% 11/25/16 (e)	6,030	6,046
Prudential Financial, Inc. 2.3% 8/15/18	2,889	2,936
Symetra Financial Corp. 6.125% 4/1/16 (e)	4,284	4,569
		111,867
Real Estate Investment Trusts - 0.5%
DDR Corp.:
5.5% 5/1/15	8,905	9,177
9.625% 3/15/16	2,618	2,961
Equity One, Inc.:
5.375% 10/15/15	1,026	1,076
6.25% 1/15/17	359	396
HCP, Inc. 3.75% 2/1/16	4,850	5,047
Health Care Property Investors, Inc. 6% 1/30/17	11,796	13,103
Health Care REIT, Inc.:
2.25% 3/15/18	3,548	3,595
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc.: - continued
4.7% 9/15/17	$ 1,232	$ 1,344
Simon Property Group LP 2.15% 9/15/17	3,000	3,077
		39,776
Real Estate Management & Development - 1.0%
Brandywine Operating Partnership LP:
6% 4/1/16	5,916	6,332
7.5% 5/15/15	9,188	9,605
ERP Operating LP 2.375% 7/1/19	5,142	5,170
Essex Portfolio LP 5.5% 3/15/17	7,464	8,216
Liberty Property LP 5.125% 3/2/15	3,000	3,064
Mack-Cali Realty LP:
2.5% 12/15/17	6,061	6,124
5.8% 1/15/16	1,264	1,338
Regency Centers LP 5.25% 8/1/15	8,860	9,223
Tanger Properties LP 6.15% 11/15/15	14,299	15,211
Ventas Realty LP:
1.25% 4/17/17	3,830	3,825
1.55% 9/26/16	3,765	3,805
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	5,421	5,458
		77,371
TOTAL FINANCIALS		1,903,781
HEALTH CARE - 1.6%
Biotechnology - 0.2%
Amgen, Inc. 1.25% 5/22/17	15,700	15,696
Health Care Providers & Services - 0.6%
Aetna, Inc. 1.5% 11/15/17	1,062	1,065
Express Scripts Holding Co.:
1.25% 6/2/17	19,740	19,687
2.1% 2/12/15	14,095	14,193
UnitedHealth Group, Inc. 1.4% 10/15/17	1,766	1,767
WellPoint, Inc. 1.875% 1/15/18	4,545	4,564
		41,276
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	2,357	2,359
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15	$ 20,100	$ 20,209
1.75% 11/6/17	14,670	14,745
Mylan, Inc. 1.35% 11/29/16	2,790	2,793
Perrigo Co. PLC 1.3% 11/8/16 (e)	2,355	2,352
Sanofi SA 2.625% 3/29/16	8,904	9,192
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,937	2,949
Zoetis, Inc.:
1.15% 2/1/16	7,580	7,609
1.875% 2/1/18	1,352	1,352
		61,201
TOTAL HEALTH CARE		120,532
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
L-3 Communications Corp. 1.5% 5/28/17	7,210	7,175
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	60	63
Iberbond 2004 PLC 4.826% 12/24/17 (i)	759	764
		827
Industrial Conglomerates - 0.1%
General Electric Co. 0.85% 10/9/15	9,204	9,247
TOTAL INDUSTRIALS		17,249
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.3%
Cisco Systems, Inc. 1.1% 3/3/17	20,300	20,363
Electronic Equipment & Components - 0.4%
Tyco Electronics Group SA:
2.375% 12/17/18	1,729	1,745
6.55% 10/1/17	26,435	30,283
		32,028
IT Services - 0.7%
IBM Corp. 1.95% 7/22/16	11,579	11,855
The Western Union Co.:
1.2344% 8/21/15 (g)	24,920	25,070
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.: - continued
2.375% 12/10/15	$ 3,818	$ 3,884
2.875% 12/10/17	12,303	12,711
		53,520
TOTAL INFORMATION TECHNOLOGY		105,911
MATERIALS - 0.7%
Chemicals - 0.2%
Ecolab, Inc. 1.45% 12/8/17	4,625	4,620
Sherwin-Williams Co. 1.35% 12/15/17	8,600	8,582
		13,202
Metals & Mining - 0.5%
Anglo American Capital PLC 1.1836% 4/15/16 (e)(g)	9,133	9,187
Rio Tinto Finance (U.S.A.) PLC:
1.0721% 6/17/16 (g)	7,000	7,067
1.375% 6/17/16	14,541	14,688
1.625% 8/21/17	8,700	8,811
		39,753
TOTAL MATERIALS		52,955
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.:
1.4% 12/1/17	8,600	8,593
2.95% 5/15/16	16,570	17,178
British Telecommunications PLC:
1.25% 2/14/17	18,252	18,249
1.625% 6/28/16	6,519	6,593
2% 6/22/15	26,637	26,936
CenturyLink, Inc. 5.15% 6/15/17	11,140	11,892
Deutsche Telekom International Financial BV 3.125% 4/11/16 (e)	8,640	8,941
Verizon Communications, Inc.:
1.35% 6/9/17	12,287	12,289
2% 11/1/16	18,076	18,428
2.5% 9/15/16	41,733	43,026
		172,125
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
1.2303% 9/12/16 (g)	$ 10,300	$ 10,385
2.375% 9/8/16	12,066	12,359
Vodafone Group PLC 1.5% 2/19/18	8,000	7,927
		30,671
TOTAL TELECOMMUNICATION SERVICES		202,796
UTILITIES - 2.6%
Electric Utilities - 1.7%
American Electric Power Co., Inc. 1.65% 12/15/17	12,378	12,424
Cleveland Electric Illuminating Co. 5.7% 4/1/17	2,644	2,876
Duke Energy Corp.:
0.6118% 4/3/17 (g)	13,484	13,522
1.625% 8/15/17	4,941	4,975
2.1% 6/15/18	6,987	7,047
FirstEnergy Corp. 2.75% 3/15/18	18,507	18,717
LG&E and KU Energy LLC 2.125% 11/15/15	15,668	15,872
Northeast Utilities 1.45% 5/1/18	2,384	2,361
Pacific Gas & Electric Co. 5.625% 11/30/17	13,827	15,575
Pepco Holdings, Inc. 2.7% 10/1/15	7,191	7,327
Southern Co. 2.375% 9/15/15	9,325	9,502
Xcel Energy, Inc. 0.75% 5/9/16	20,000	20,008
		130,206
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
1.4% 9/15/17	5,409	5,386
1.95% 8/15/16	5,976	6,097
2.25% 9/1/15	13,949	14,155
2.5341% 9/30/66 (g)	7,611	7,032
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	27,950	27,792
Sempra Energy 2.3% 4/1/17	8,835	9,053
		69,515
TOTAL UTILITIES		199,721
TOTAL NONCONVERTIBLE BONDS (Cost $3,177,494)		3,203,754
U.S. Government and Government Agency Obligations - 26.3%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.875% 2/8/18	$ 417	$ 411
1.625% 11/27/18	2,748	2,753
1.875% 9/18/18	1,483	1,504
Freddie Mac:
0.875% 10/14/16	46,827	47,021
1% 9/29/17	15,906	15,859
1.25% 5/12/17	1,356	1,367
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		68,915
U.S. Treasury Obligations - 25.4%
U.S. Treasury Notes:
0.5% 7/31/16 (d)	59,739	59,767
0.5% 7/31/17	635,000	626,875
0.625% 8/15/16	207,442	207,944
0.625% 12/15/16	400,792	400,510
0.625% 2/15/17	100,000	99,758
0.75% 1/15/17	145,351	145,533
0.875% 11/30/16 (f)	263,998	265,380
0.875% 1/31/17	164,722	165,378
0.875% 5/15/17	1,972	1,974
TOTAL U.S. TREASURY OBLIGATIONS		1,973,119
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,039,936)		2,042,034
U.S. Government Agency - Mortgage Securities - 2.4%

Fannie Mae - 1.7%
2.238% 11/1/34 (g)	997	1,065
2.281% 2/1/35 (g)	1,793	1,904
2.286% 10/1/35 (g)	6,682	7,139
2.319% 11/1/36 (g)	2,316	2,474
2.328% 5/1/35 (g)	1,757	1,867
2.364% 12/1/33 (g)	816	867
2.371% 7/1/35 (g)	1,566	1,666
2.428% 12/1/34 (g)	925	988
2.481% 4/1/35 (g)	2,736	2,934
2.485% 11/1/34 (g)	7,626	8,152
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.532% 10/1/41 (g)	$ 3,842	$ 4,003
2.542% 6/1/42 (g)	1,443	1,487
2.691% 2/1/42 (g)	7,531	7,810
2.701% 9/1/41 (g)	5,106	5,337
2.771% 1/1/42 (g)	7,068	7,345
2.949% 11/1/40 (g)	868	910
2.982% 9/1/41 (g)	970	1,015
3.019% 8/1/41 (g)	1,165	1,219
3.083% 10/1/41 (g)	480	501
3.202% 1/1/40 (g)	2,246	2,346
3.23% 7/1/41 (g)	1,574	1,657
3.257% 2/1/40 (g)	4,434	4,746
3.313% 1/1/40 (g)	4,509	4,718
3.326% 10/1/41 (g)	809	848
3.488% 3/1/40 (g)	1,766	1,848
3.5% 1/1/26 to 5/1/27	17,142	18,181
3.503% 2/1/40 (g)	1,276	1,339
3.553% 7/1/41 (g)	1,605	1,697
3.603% 3/1/40 (g)	2,283	2,439
3.607% 12/1/39 (g)	580	621
5.5% 10/1/17 to 11/1/34	27,599	30,675
6.5% 10/1/14 to 8/1/17	188	198
7% 10/1/14 to 11/1/18	141	147
7.5% 11/1/31	3	4
TOTAL FANNIE MAE		130,147
Freddie Mac - 0.7%
2.261% 11/1/35 (g)	1,210	1,287
2.437% 8/1/36 (g)	776	828
2.961% 8/1/41 (g)	3,221	3,369
3% 8/1/21	8,457	8,813
3.128% 9/1/41 (g)	1,779	1,866
3.237% 4/1/41 (g)	964	1,013
3.237% 9/1/41 (g)	984	1,035
3.28% 6/1/41 (g)	1,253	1,317
3.469% 5/1/41 (g)	1,086	1,147
3.5% 1/1/26	4,269	4,526
3.559% 4/1/40 (g)	1,691	1,807
3.59% 2/1/40 (g)	2,560	2,692
3.62% 4/1/40 (g)	1,299	1,369
3.637% 6/1/41 (g)	1,603	1,694
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.677% 5/1/41 (g)	$ 1,390	$ 1,465
4% 9/1/25 to 4/1/26	8,921	9,573
4.5% 8/1/18 to 11/1/18	7,961	8,395
5% 4/1/20	3,566	3,786
8.5% 5/1/27 to 7/1/28	186	225
12% 11/1/19	0*	0*
TOTAL FREDDIE MAC		56,207
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	1,373	1,611
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $184,238)		187,965
Asset-Backed Securities - 14.5%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	1,412	1,402
Series 2005-1 Class M1, 0.625% 4/25/35 (g)	447	389
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.805% 3/25/34 (g)	78	78
Series 2006-OP1 Class M1, 0.435% 4/25/36 (g)	8,000	1,078
Ally Auto Receivables Trust:
Series 2013-1 Class A3, 0.63% 5/15/17	8,350	8,358
Series 2014-SN1 Class A3, 0.75% 2/21/17	9,825	9,815
Ally Master Owner Trust:
Series 2010-4 Class A, 1.225% 8/15/17 (g)	4,000	4,028
Series 2012-4 Class A, 1.72% 7/15/19	5,070	5,102
Series 2012-5 Class A, 1.54% 9/15/19	23,125	23,067
Series 2013-1 Class A2, 1% 2/15/18	20,300	20,342
Series 2014-3 Class A, 1.33% 3/15/19	36,359	36,296
Series 2014-4 Class A2, 1.43% 6/17/19	14,950	14,938
American Express Credit Account Master Trust:
Series 2012-2 Class A, 0.68% 3/15/18	11,040	11,060
Series 2012-5 Class A, 0.59% 5/15/18	21,580	21,591
Series 2014-2 Class A, 1.26% 1/15/20	15,742	15,733
AmeriCredit Auto Receivables Trust:
Series 2013-1 Class A3, 0.61% 10/10/17	17,370	17,384
Series 2013-5 Class A3, 0.9% 9/10/18	12,732	12,741
Series 2014-1 Class A3, 0.9% 2/8/19	7,713	7,708
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Auto Receivables Trust: - continued
Series 2014-2 Class A3, 0.94% 2/8/19	$ 15,680	$ 15,680
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.98% 4/25/34 (g)	60	39
Series 2005-R2 Class M1, 0.605% 4/25/35 (g)	358	357
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.935% 3/25/34 (g)	378	359
Series 2004-W7 Class M1, 0.98% 5/25/34 (g)	227	220
Series 2006-W4 Class A2C, 0.315% 5/25/36 (g)	806	282
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.525% 3/25/36 (g)	7	1
BMV Vehicle Lease Trust Series 2014-1 Class A3, 0.73% 2/21/17	12,000	11,995
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	12,000	12,023
Series 2014-3 Class A2, 1.18% 12/20/17	11,663	11,661
Capital One Multi-Asset Execution Trust:
Series 2013-A1 Class A1, 0.63% 11/15/18	48,779	48,726
Series 2013-A3 Class A3, 0.96% 9/16/19	13,122	13,105
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.295% 12/25/36 (g)	1,214	823
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (e)	824	826
Series 2013-2A Class A, 1.75% 11/15/17 (e)	4,915	4,934
Series 2014-1A Class A, 1.46% 12/17/18 (e)	7,455	7,471
Chase Issuance Trust:
Series 2012-A8 Class A8, 0.54% 10/16/17	49,767	49,787
Series 2013-A8 Class A8, 1.01% 10/15/18	10,000	10,003
CIT Equipment Collateral:
Series 2012-VT1 Class A3, 1.1% 8/22/16 (e)	735	735
Series 2013-VT1 Class A3, 1.13% 7/20/20 (e)	17,710	17,769
Citibank Credit Card Issuance Trust:
Series 2012-A1 Class A1, 0.55% 10/10/17	24,100	24,105
Series 2013-A6 Class A6, 1.32% 9/7/18	27,860	28,072
Series 2014-A2 Class A2, 1.02% 2/22/19	16,050	16,016
Series 2014-A4 Class A4, 1.23% 4/24/19	15,650	15,653
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.655% 7/25/34 (g)	302	277
Series 2004-3 Class M4, 1.61% 4/25/34 (g)	53	38
Series 2004-4 Class M2, 0.95% 6/25/34 (g)	142	134
Dell Equipment Finance Trust Series 2014-1 Class A3, 0.94% 6/22/20 (e)	8,500	8,500
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Discover Card Master Trust:
Series 2013-A2 Class A2, 0.69% 8/15/18	$ 38,010	$ 38,014
Series 2013-A5 Class A5, 1.04% 4/15/19	17,484	17,496
Series 2014-A3 Class A3, 1.22% 10/15/19	15,650	15,655
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (e)	12,000	12,003
Series 2014-2 Class A2, 1.05% 3/20/20 (e)	15,000	15,008
Fannie Mae Series 2004-T5:
Class AB1, 0.6768% 5/28/35 (g)	634	590
Class AB3, 0.9829% 5/28/35 (g)	273	254
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (g)	196	173
Ford Credit Auto Lease Trust Series 2014-A Class A3, 0.68% 4/15/17	7,676	7,676
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	10,490	10,684
Series 2012-5 Class A, 1.49% 9/15/19	31,125	31,103
Series 2013-1 Class A1, 0.85% 1/15/18	18,420	18,443
Series 2014-1 Class A1, 1.2% 2/15/19	20,543	20,517
Series 2014-4 Class A1, 1.4% 8/15/19	17,044	17,005
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.58% 11/25/34 (g)	410	36
Class M5, 1.655% 11/25/34 (g)	158	3
Series 2005-A:
Class M3, 0.89% 1/25/35 (g)	639	528
Class M4, 1.175% 1/25/35 (g)	234	131
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (e)(g)	1,113	951
GE Business Loan Trust:
Series 2003-1 Class A, 0.585% 4/15/31 (e)(g)	35	34
Series 2006-2A:
Class A, 0.335% 11/15/34 (e)(g)	135	128
Class B, 0.435% 11/15/34 (e)(g)	49	45
Class C, 0.535% 11/15/34 (e)(g)	81	71
Class D, 0.905% 11/15/34 (e)(g)	31	26
GE Capital Credit Card Master Note Trust:
Series 2012-4 Class A, 0.455% 6/15/18 (g)	20,430	20,429
Series 2012-5 Class A, 0.95% 6/15/18	18,240	18,296
GE Equipment Small Ticket LLC:
Series 2012-1 Class A3, 1.04% 9/21/15 (e)	2,858	2,862
Series 2013-1A Class A3, 1.02% 2/24/17 (e)	10,000	10,055
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Equipment Transportation LLC:
Series 2012-2:
Class A3, 0.62% 7/25/16	$ 9,355	$ 9,364
Class A4, 1.21% 9/25/17	8,850	8,874
Series 2014-1 Class A3, 0.97% 4/23/18	11,748	11,764
GM Financial Automobile Leasing Trust Series 2014-1A Class A3, 1.01% 5/22/17 (e)	12,730	12,737
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.475% 8/25/33 (g)	71	67
Series 2003-3 Class M1, 1.445% 8/25/33 (g)	342	331
Series 2003-5 Class A2, 0.855% 12/25/33 (g)	205	193
Series 2004-1 Class M2, 1.855% 6/25/34 (g)	282	220
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.345% 1/25/37 (g)	902	561
Hyundai Auto Lease Securitization Trust Series 2014-B Class A3, 0.98% 11/15/17 (e)	19,420	19,413
Hyundai Auto Receivables Trust Series 2013-B Class A3, 0.71% 9/15/17	15,760	15,787
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.505% 5/15/18 (e)(g)	16,265	16,291
John Deere Owner Trust Series 2013-A Class A3, 0.6% 3/15/17	11,000	11,020
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.452% 7/25/36 (g)	49	8
Series 2007-CH1 Class AV4, 0.285% 11/25/36 (g)	593	587
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5639% 12/27/29 (g)	170	169
Series 2006-A Class 2C, 1.3839% 3/27/42 (g)	516	86
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.305% 7/25/36 (g)	8,452	3,696
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.455% 5/25/37 (g)	312	3
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	11,240	11,269
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (e)	37,710	37,773
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.905% 7/25/34 (g)	31	25
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.13% 7/25/34 (g)	101	93
Series 2006-FM1 Class A2B, 0.265% 4/25/37 (g)	426	383
Series 2006-OPT1 Class A1A, 0.675% 6/25/35 (g)	918	876
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.835% 8/25/34 (g)	367	340
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC1 Class M1, 0.815% 1/25/35 (g)	$ 269	$ 255
Series 2005-NC2 Class B1, 1.91% 3/25/35 (g)	164	5
Series 2006-NC4 Class A2D, 0.395% 6/25/36 (g)	7,135	4,037
Nissan Auto Lease Trust Series 2014-A Class A3, 0.8% 2/15/17	8,625	8,626
Nissan Auto Receivables Owner Trust Series 2013-B Class A3, 0.84% 11/15/17	13,513	13,559
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.622% 5/15/17 (g)	31,257	31,320
Series 2013-A Class A, 0.452% 2/15/18 (g)	16,000	16,007
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 0.9779% 10/30/45 (g)	1,764	1,750
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.03% 9/25/34 (g)	3,309	2,963
Class M4, 2.33% 9/25/34 (g)	460	282
Series 2005-WCH1 Class M4, 0.985% 1/25/36 (g)	994	873
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.955% 4/25/33 (g)	3	3
Santander Drive Auto Receivables Trust:
Series 2012-5 Class A3, 0.83% 12/15/16	3,781	3,783
Series 2013-2 Class A3, 0.7% 9/15/17	8,881	8,890
Series 2013-4:
Class A2, 0.89% 9/15/16	2,888	2,890
Class A3, 1.11% 12/15/17	9,300	9,343
Series 2014-3 Class A3, 0.81% 7/16/18	13,000	12,993
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.95% 3/25/35 (g)	636	582
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8106% 6/15/33 (g)	1,163	1,128
Class C, 1.1806% 6/15/33 (g)	4,133	3,984
Series 2004-B:
Class A2, 0.4306% 6/15/21 (g)	3,430	3,412
Class C, 1.1006% 9/15/33 (g)	5,375	5,172
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.435% 9/25/19 (g)	17,275	17,262
Series 2013-1 Class A2, 0.405% 9/25/19 (g)	12,000	11,981
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.88% 9/25/34 (g)	32	26
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.015% 9/25/34 (g)	386	347
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7921% 4/6/42 (e)(g)	$ 272	$ 122
Volkswagen Auto Lease Trust Series 2014-A Class A3, 0.8% 4/20/17	11,976	11,977
Volkswagen Auto Loan Enhanced Trust Series 2014-1 Class A3, 0.91% 10/22/18	10,337	10,326
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 0.014% 7/22/19 (e)	9,742	9,730
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0341% 10/25/44 (e)(g)	5,586	5,640
TOTAL ASSET-BACKED SECURITIES (Cost $1,140,661)		1,130,115
Collateralized Mortgage Obligations - 4.3%

Private Sponsor - 1.7%
Credit Suisse Mortgage Trust:
Series 2011-17R Class 2A1, 3.4% 12/27/37 (e)(g)	2,997	3,034
Series 2012-2R Class 1A1, 2.5988% 5/27/35 (e)(g)	6,534	6,733
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2555% 12/20/54 (g)	49	48
Series 2006-1A:
Class A5, 0.2955% 12/20/54 (e)(g)	19,676	19,514
Class C2, 1.3555% 12/20/54 (e)(g)	4,170	4,093
Series 2006-2:
Class A4, 0.2355% 12/20/54 (g)	2,806	2,752
Class C1, 1.0955% 12/20/54 (g)	15,090	14,652
Class M2, 0.6155% 12/20/54 (g)	3,000	2,924
Series 2006-3 Class C2, 1.1555% 12/20/54 (g)	6,611	6,442
Series 2006-4:
Class A4, 0.2555% 12/20/54 (g)	5,100	5,055
Class B1, 0.3355% 12/20/54 (g)	13,366	12,961
Class C1, 0.9155% 12/20/54 (g)	8,172	7,849
Class M1, 0.4955% 12/20/54 (g)	3,521	3,405
Series 2007-1:
Class 1C1, 0.7555% 12/20/54 (g)	1,340	1,272
Class 1M1, 0.4555% 12/20/54 (g)	881	855
Class 2C1, 1.0155% 12/20/54 (g)	610	592
Class 2M1, 0.6555% 12/20/54 (g)	1,132	1,105
Class 3A1, 0.3555% 12/20/54 (g)	5,202	5,161
Series 2007-2:
Class 2C1, 1.015% 12/17/54 (g)	1,568	1,522
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-2: - continued
Class 3A1, 0.335% 12/17/54 (g)	$ 1,086	$ 1,077
Granite Mortgages Series 2003-2 Class 1A3, 0.7336% 7/20/43 (g)	4,990	4,983
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6336% 1/20/44 (g)	1,237	1,234
Class 1C, 2.6836% 1/20/44 (g)	2,644	2,794
Series 2004-1 Class 2A1, 0.551% 3/20/44 (g)	16,319	16,264
Series 2004-3 Class 2A1, 0.511% 9/20/44 (g)	4,920	4,894
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.365% 5/25/47 (g)	343	285
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.325% 2/25/37 (g)	560	508
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.507% 6/10/35 (e)(g)	238	219
Class B6, 3.007% 6/10/35 (e)(g)	28	26
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (g)	18	17
TOTAL PRIVATE SPONSOR		132,270
U.S. Government Agency - 2.6%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.655% 9/25/23 (g)	691	694
Series 2010-86 Class FE, 0.605% 8/25/25 (g)	2,261	2,276
Series 2013-9 Class FA, 0.505% 3/25/42 (g)	17,993	18,039
floater planned amortization class Series 2005-90 Class FC, 0.405% 10/25/35 (g)	3,809	3,815
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	7,667	8,138
planned amortization class Series 2012-94 Class E, 3% 6/25/22	4,423	4,591
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	801	896
Series 2003-76 Class BA, 4.5% 3/25/18	164	165
Series 2009-31 Class A, 4% 2/25/24	1,096	1,147
Series 2010-135 Class DE, 2.25% 4/25/24	4,292	4,393
Series 2011-16 Class FB, 0.305% 3/25/31 (g)	10,152	10,153
Series 2010-123 Class DL, 3.5% 11/25/25	1,839	1,904
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-143 Class B, 3.5% 12/25/25	$ 3,119	$ 3,247
Series 2011-23 Class AB, 2.75% 6/25/20	2,507	2,580
Series 2011-88 Class AB, 2.5% 9/25/26	3,265	3,349
Freddie Mac:
floater:
Series 2711 Class FC, 1.055% 2/15/33 (g)	6,251	6,344
Series 3879 Class AF, 0.585% 6/15/41 (g)	9,431	9,488
floater planned amortization class:
Series 2953 Class LF, 0.455% 12/15/34 (g)	2,508	2,514
Series 3117 Class JF, 0.455% 2/15/36 (g)	3,940	3,951
floater sequential payer:
Series 3325:
Class FM, 0.585% 5/15/37 (g)	3,936	3,956
Class FN, 0.585% 5/15/37 (g)	3,936	3,956
Series 3943 Class EF 0.405% 2/15/26 (g)	6,560	6,565
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	10,666	10,835
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	431	450
Series 2535 Class PC, 6% 9/15/32	155	157
Series 2866 Class XE, 4% 12/15/18	197	197
Series 3763 Class QA, 4% 4/15/34	5,430	5,717
Series 3792 Class DF, 0.555% 11/15/40 (g)	13,646	13,676
Series 3820 Class DA, 4% 11/15/35	5,371	5,738
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	134	134
Series 3659 Class EJ 3% 6/15/18	4,761	4,896
Series 3696 Class AE, 1.2% 7/15/15	707	707
Series 3949 Class MK, 4.5% 10/15/34	4,541	4,910
Series 4221-CLS Class GA, 1.4% 7/15/23	21,809	21,781
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-116 Class KF, 0.685% 12/16/39 (g)	2,912	2,937
Series 2012-113 Class FJ, 0.4062% 1/20/42 (g)	7,204	7,187
floater planned amortization class Series 2005-47 Class FX, 0.3062% 5/20/34 (g)	12,830	12,822
floater sequential payer:
Series 2010-120 Class FB 0.4562% 9/20/35 (g)	4,020	4,028
Series 2011-150 Class D, 3% 4/20/37	1,351	1,371
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	$ 693	$ 697
Series 2010-99 Class PT, 3.5% 8/20/33	888	893
TOTAL U.S. GOVERNMENT AGENCY		201,294
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $318,376)		333,564
Commercial Mortgage Securities - 9.3%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4206% 2/14/43 (g)(h)	1,705	38
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	7,430	7,881
Series 2006-4 Class A1A, 5.617% 7/10/46 (g)	14,497	15,618
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.43% 12/25/33 (e)(g)	27	24
Series 2005-4A:
Class A2, 0.545% 1/25/36 (e)(g)	2,543	2,232
Class B1, 1.555% 1/25/36 (e)(g)	107	19
Class M1, 0.605% 1/25/36 (e)(g)	812	478
Class M2, 0.625% 1/25/36 (e)(g)	264	149
Class M3, 0.655% 1/25/36 (e)(g)	350	188
Class M4, 0.765% 1/25/36 (e)(g)	194	101
Class M5, 0.805% 1/25/36 (e)(g)	194	77
Class M6, 0.855% 1/25/36 (e)(g)	197	61
Series 2006-3A Class M4, 0.585% 10/25/36 (e)(g)	40	6
Series 2007-1 Class A2, 0.425% 3/25/37 (e)(g)	1,592	1,161
Series 2007-2A:
Class A1, 0.425% 7/25/37 (e)(g)	308	267
Class A2, 0.475% 7/25/37 (e)(g)	289	210
Class M1, 0.525% 7/25/37 (e)(g)	103	31
Class M2, 0.565% 7/25/37 (e)(g)	57	7
Class M3, 0.645% 7/25/37 (e)(g)	58	4
Class M4, 0.805% 7/25/37 (e)(g)	2	0*
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-3:
Class A2, 0.445% 7/25/37 (e)(g)	$ 384	$ 279
Class M1, 0.465% 7/25/37 (e)(g)	289	186
Class M2, 0.495% 7/25/37 (e)(g)	310	177
Class M3, 0.525% 7/25/37 (e)(g)	503	188
Class M4, 0.655% 7/25/37 (e)(g)	789	171
Class M5, 0.755% 7/25/37 (e)(g)	381	62
Series 2007-4A:
Class A2, 0.702% 9/25/37 (e)(g)	3,761	1,119
Class M1, 1.102% 9/25/37 (e)(g)	593	122
Class M2, 1.202% 9/25/37 (e)(g)	484	41
Series 2006-2A Class IO, 0% 7/25/36 (e)(h)	25,709	0
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AAB, 5.4326% 3/11/39 (g)	1,297	1,299
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.705% 3/15/22 (e)(g)	91	91
Class J, 0.855% 3/15/22 (e)(g)	303	297
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	7,853	7,987
Series 2006-PW13 Class A1A, 5.533% 9/11/41	13,900	14,936
Series 2006-PW14 Class A1A, 5.189% 12/11/38	5,671	6,115
Series 2006-T22 Class A1A, 5.5723% 4/12/38 (g)	14,077	14,913
Series 2005-T18 Class A4, 4.933% 2/13/42	10,710	10,831
Series 2006-PW12 Class A1A, 5.7052% 9/11/38 (g)	10,755	11,503
C-BASS Trust floater Series 2006-SC1 Class A, 0.425% 5/25/36 (e)(g)	2,881	2,801
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	9,687	10,620
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4379% 5/15/35 (e)(g)(h)	18,315	108
CGBAM Commercial Mortgage Trust Series 2013-A1 Class A1, 1.312% 5/15/30 (e)(g)	11,970	12,014
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,100	3,341
Series 2013-GC11 Class A1, 0.754% 4/10/46	5,269	5,252
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1 Class A4, 5.2264% 7/15/44 (g)	4,811	4,962
Series 2006-CD2 Class A1B, 5.3005% 1/15/46 (g)	22,793	23,939
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM Mortgage Trust floater Series 2014-KYO Class A, 1.053% 6/11/27 (e)(g)	$ 22,000	$ 22,030
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.005% 4/15/17 (e)(g)	85	85
sequential payer:
Series 2006-C7 Class A1A, 5.7413% 6/10/46 (g)	20,008	21,310
Series 2006-C8:
Class A1A, 5.292% 12/10/46	12,492	13,494
Class A4, 5.306% 12/10/46	10,980	11,785
Series 2004-LB4A Class A5, 4.84% 10/15/37	9,387	9,400
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	2,461	2,459
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class AX, 1.463% 8/15/36 (g)(h)	1,593	2
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class F, 0.475% 2/15/22 (e)(g)	37	37
CSMC Trust floater Series 2014-ICE:
Class A, 1.05% 4/15/27 (e)(g)	10,814	10,829
Class B, 1.45% 4/15/27 (e)(g)	9,494	9,485
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	1,039	1,052
Del Coronado Trust floater Series 2013-HDC Class A, 0.952% 3/15/26 (e)(g)	5,000	4,996
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.956% 12/5/31 (e)(g)	6,879	6,879
Class A2FL, 0.856% 12/5/31 (e)(g)	9,010	9,007
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	7,318	7,415
sequential payer Series K501 Class A1, 1.337% 6/25/16	7,552	7,571
Series K707 Class A1, 1.615% 9/25/18	9,972	10,088
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.279% 3/10/44 (g)	11,527	12,056
Series 2001-1 Class X1, 1.6605% 5/15/33 (e)(g)(h)	622	0*
Series 2006-C1 Class A1A, 5.279% 3/10/44 (g)	8,120	8,546
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4, 5.301% 8/10/38	70	70
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.556% 4/10/38 (g)	7,531	7,914
Class A4, 5.553% 4/10/38 (g)	6,057	6,328
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (e)	$ 2,330	$ 2,351
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.156% 7/15/31 (e)(g)	5,219	5,219
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	8,124	8,741
Class A4, 5.56% 11/10/39 (g)	5,644	6,058
Series 2011-GC5 Class A1, 1.468% 8/10/44 (g)	2,964	2,985
Series 2012-GC6 Class A1, 1.282% 1/10/45	1,463	1,470
Series 2013-GC12 Class A1, 0.742% 6/10/46 (g)	5,333	5,280
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.156% 11/5/30 (e)(g)	8,353	8,355
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (e)	2,160	2,211
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45	2,413	2,418
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.435% 11/15/18 (e)(g)	78	78
Class F, 0.485% 11/15/18 (e)(g)	182	177
Class G, 0.515% 11/15/18 (e)(g)	158	150
Class H, 0.655% 11/15/18 (e)(g)	121	114
Series 2013-FL3 Class A1, 0.955% 4/15/28 (e)(g)	7,931	7,876
Series 2014-BXH Class A, 1.056% 4/15/27 (e)(g)	14,000	14,009
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	14,879	15,965
Series 2007-LD11 Class A2, 5.79% 6/15/49 (g)	279	279
Series 2013-C10, Class A1, 0.7302% 12/15/47	3,901	3,870
Series 13-LC11 Class A1, 0.7664% 4/15/46	9,192	9,108
Series 2006-LDP7 Class A1A, 5.8657% 4/15/45 (g)	17,175	18,434
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	10,533	10,633
Series 2006-C6 Class A4, 5.372% 9/15/39	3,358	3,605
Series 2004-C8, 4.799% 12/15/29	234	235
Series 2007-C7 Class A3, 5.866% 9/15/45	6,476	7,202
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.286% 11/12/37 (g)	3,967	4,126
Series 2006-C2 Class A1A, 5.739% 8/12/43 (g)	12,920	13,895
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-4 Class XP, 0.6181% 12/12/49 (g)(h)	60,003	105
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	$ 5,910	$ 5,913
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (e)(g)	241	217
Series 2007-XLFA:
Class A2, 0.255% 10/15/20 (e)(g)	3,581	3,579
Class B, 0.285% 10/15/20 (e)(g)	202	202
Class C, 0.315% 10/15/20 (e)(g)	2,400	2,391
Class D, 0.345% 10/15/20 (e)(g)	1,889	1,875
Class E, 0.405% 10/15/20 (e)(g)	562	556
Class F, 0.455% 10/15/20 (e)(g)	337	332
Class G, 0.495% 10/15/20 (e)(g)	417	406
Class H, 0.585% 10/15/20 (e)(g)	262	242
Class J, 0.735% 10/15/20 (e)(g)	152	125
sequential payer:
Series 2007-IQ13 Class A1A, 5.31% 3/15/44	4,713	5,125
Series 2007-IQ14 Class A2, 5.61% 4/15/49	2,180	2,192
Series 2012-C4 Class A1, 1.085% 3/15/45	4,308	4,320
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (g)	10,143	10,799
Series 2006-IQ11 Class A1A, 5.6454% 10/15/42 (g)	15,230	16,148
Series 2007-T27 Class A1A, 5.8312% 6/11/42 (g)	14,321	15,791
SCG Trust Series 2013-SRP1 Class A, 1.552% 11/15/26 (e)(g)	8,956	8,982
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	2,366	2,372
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	4,481	4,460
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.515% 9/15/21 (e)(g)	599	587
Class J, 0.755% 9/15/21 (e)(g)	266	256
Series 2007-WHL8 Class F, 0.635% 6/15/20 (e)(g)	2,172	2,087
sequential payer Series 2006-C29 Class A1A, 5.297% 11/15/48	21,055	22,801
Series 2006-C23:
Class A1A, 5.422% 1/15/45 (g)	14,959	15,736
Class A5, 5.416% 1/15/45 (g)	15,350	16,152
Series 2006-C24 Class A1A, 5.557% 3/15/45 (g)	13,014	13,774
Series 2006-C25 Class A1A, 5.7146% 5/15/43 (g)	10,650	11,362
Series 2006-C26 Class A1A, 6.009% 6/15/45 (g)	13,512	14,504
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C27 Class A3, 5.765% 7/15/45 (g)	$ 9,658	$ 10,208
Series 2007-C31A Class A2, 5.421% 4/15/47	925	926
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A1, 1.676% 7/15/46	13,552	13,591
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	1,240	1,249
Series 2012-C8 Class A1, 0.864% 8/15/45	3,599	3,602
Series 2013-C13 Class A1, 0.778% 5/15/45	3,162	3,156
Series 2013-C14 Class A1, 0.836% 6/15/46	3,347	3,319
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $740,227)		719,030
Municipal Securities - 0.6%

Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	35,250	35,642
Series 2011, 4.511% 3/1/15	14,745	14,998
TOTAL MUNICIPAL SECURITIES (Cost $50,579)		50,640
Foreign Government and Government Agency Obligations - 0.5%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (e)	9,195	9,452
Ontario Province 1% 7/22/16	30,000	30,194
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,164)		39,646
Commercial Paper - 0.1%

Sempra Global 0.7% 3/6/15 (Cost $8,967)	9,000	8,983
Money Market Funds - 0.6%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $43,812)	43,811,936	43,812
Cash Equivalents - 0.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 8/29/14 due 9/2/14 (Collateralized by U.S. Government Obligations) # (b) (Cost $59,212)	$ 59,212	$ 59,212
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $7,802,666)		7,818,755
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(53,589)
NET ASSETS - 100%		$ 7,765,166
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid)(000s)	Unrealized Appreciation/(Depreciation)(000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 269	$ (125)	$ -	$ (125)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $766,978,000 or 9.9% of net assets.

(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,102,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $764,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 737
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amount in thousands)
$59,212,000 due 9/02/14 at 0.06%
Commerz Markets LLC	$ 51,173
HSBC Securities (USA), Inc.	8,039
$ 59,212
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 71
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,203,754	$ -	$ 3,202,990	$ 764
U.S. Government and Government Agency Obligations	2,042,034	-	2,042,034	-
U.S. Government Agency - Mortgage Securities	187,965	-	187,965	-
Asset-Backed Securities	1,130,115	-	1,129,949	166
Collateralized Mortgage Obligations	333,564	-	333,319	245
Commercial Mortgage Securities	719,030	-	718,688	342
Municipal Securities	50,640	-	50,640	-
Foreign Government and Government Agency Obligations	39,646	-	39,646	-
Commercial Paper	8,983	-	8,983	-
Money Market Funds	43,812	43,812	-	-
Cash Equivalents	59,212	-	59,212	-
Total Investments in Securities:	$ 7,818,755	$ 43,812	$ 7,773,426	$ 1,517
Derivative Instruments:
Liabilities
Swaps	$ (125)	$ -	$ (125)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (125)
Total Value of Derivatives	$ -	$ (125)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.6%
United Kingdom	4.2%
Canada	2.3%
Netherlands	1.3%
Japan	1.3%
Others (Individually Less Than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2014

Assets
Investment in securities, at value (including securities loaned of $58,027 and repurchase agreements of $59,212) - See accompanying schedule: Unaffiliated issuers (cost $7,758,854)	$ 7,774,943
Fidelity Central Funds (cost $43,812)	43,812
Total Investments (cost $7,802,666)		$ 7,818,755
Receivable for investments sold		883
Receivable for swaps		1
Receivable for fund shares sold		16,554
Dividends receivable		8
Interest receivable		23,303
Distributions receivable from Fidelity Central Funds		5
Receivable from investment adviser for expense reductions		1
Other receivables		88
Total assets		7,859,598

Liabilities
Payable to custodian bank	$ 12
Payable for investments purchased	15,001
Payable for fund shares redeemed	16,924
Distributions payable	273
Bi-lateral OTC swaps, at value	125
Accrued management fee	2,016
Other affiliated payables	786
Other payables and accrued expenses	83
Collateral on securities loaned, at value	59,212
Total liabilities		94,432

Net Assets		$ 7,765,166
Net Assets consist of:
Paid in capital		$ 7,999,029
Distributions in excess of net investment income		(1,212)
Accumulated undistributed net realized gain (loss) on investments		(248,615)
Net unrealized appreciation (depreciation) on investments		15,964
Net Assets		$ 7,765,166

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2014

Short-Term Bond: Net Asset Value, offering price and redemption price per share ($6,386,148 ÷ 742,373 shares)	$ 8.60

Class F: Net Asset Value, offering price and redemption price per share ($1,379,018 ÷ 160,368 shares)	$ 8.60

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2014

Investment Income
Interest		$ 115,279
Income from Fidelity Central Funds		71
Total income		115,350

Expenses
Management fee	$ 25,536
Transfer agent fees	6,692
Fund wide operations fee	3,110
Independent trustees' compensation	35
Miscellaneous	14
Total expenses before reductions	35,387
Expense reductions	(18)	35,369
Net investment income (loss)		79,981
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,986
Swaps	13
Total net realized gain (loss)		9,999
Change in net unrealized appreciation (depreciation) on: Investment securities	39,277
Swaps	61
Total change in net unrealized appreciation (depreciation)		39,338
Net gain (loss)		49,337
Net increase (decrease) in net assets resulting from operations		$ 129,318

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 79,981	$ 76,943
Net realized gain (loss)	9,999	18,953
Change in net unrealized appreciation (depreciation)	39,338	(60,042)
Net increase (decrease) in net assets resulting from operations	129,318	35,854
Distributions to shareholders from net investment income	(76,664)	(73,882)
Share transactions - net increase (decrease)	(1,225,675)	210,824
Total increase (decrease) in net assets	(1,173,021)	172,796

Net Assets
Beginning of period	8,938,187	8,765,391
End of period (including distributions in excess of net investment income of $1,212 and distributions in excess of net investment income of $1,145, respectively)	$ 7,765,166	$ 8,938,187

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short-Term Bond

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.55	$ 8.59	$ 8.53	$ 8.48	$ 8.22
Income from Investment Operations
Net investment income (loss) B	.082	.073	.098	.127	.186
Net realized and unrealized gain (loss)	.047	(.043)	.066	.052	.264
Total from investment operations	.129	.030	.164	.179	.450
Distributions from net investment income	(.079)	(.070)	(.104)	(.129)	(.190)
Net asset value, end of period	$ 8.60	$ 8.55	$ 8.59	$ 8.53	$ 8.48
Total ReturnA	1.51%	.35%	1.94%	2.13%	5.53%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.96%	.85%	1.15%	1.50%	2.23%
Supplemental Data
Net assets, end of period (in millions)	$ 6,386	$ 7,251	$ 7,494	$ 7,952	$ 7,774
Portfolio turnover rateD	76%	68%	71%	223%	233% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights - Class F

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.55	$ 8.58	$ 8.53	$ 8.48	$ 8.22
Income from Investment Operations
Net investment income (loss) B	.091	.082	.106	.135	.193
Net realized and unrealized gain (loss)	.046	(.033)	.056	.053	.265
Total from investment operations	.137	.049	.162	.188	.458
Distributions from net investment income	(.087)	(.079)	(.112)	(.138)	(.198)
Net asset value, end of period	$ 8.60	$ 8.55	$ 8.58	$ 8.53	$ 8.48
Total ReturnA	1.61%	.57%	1.92%	2.23%	5.63%
Ratios to Average Net Assets C, E
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.06%	.95%	1.25%	1.60%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$ 1,379	$ 1,688	$ 1,272	$ 796	$ 344
Portfolio turnover rateD	76%	68%	71%	223%	233% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended August 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Short-Term Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis over the remaining life of the security, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in

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3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, swaps, market discount, deferred trustees compensation, financing transactions and capital loss carryforwards.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 63,278
Gross unrealized depreciation	(45,670)
Net unrealized appreciation (depreciation) on securities	$ 17,608

Tax Cost	$ 7,801,147

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (245,639)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,482

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (103,441)
2018	(142,198)
Total capital loss carryforward	$ (245,639)

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 76,664	$ 73,882

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a

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3. Significant Accounting Policies - continued

Repurchase Agreements - continued

daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ 13	$ 61
Totals (a)	$ 13	$ 61

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,159,832 and $2,554,027, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $298.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $17.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Short-Term Bond	$ 61,384	$ 60,146
Class F	15,280	13,736
Total	$ 76,664	$ 73,882

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Short-Term Bond
Shares sold	203,008	248,231	$ 1,744,473	$ 2,132,549
Reinvestment of distributions	6,719	6,649	57,765	57,106
Shares redeemed	(315,408)	(279,723)	(2,709,410)	(2,402,530)
Net increase (decrease)	(105,681)	(24,843)	$ (907,172)	$ (212,875)
Class F
Shares sold	23,606	63,670	$ 202,706	$ 547,058
Reinvestment of distributions	1,770	1,600	15,218	13,736
Shares redeemed	(62,457)	(15,988)	(536,427)	(137,095)
Net increase (decrease)	(37,081)	49,282	$ (318,503)	$ 423,699

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Short Duration Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 46% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Short-Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Term Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Term Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 16, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 8.99% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $45,507,816 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

STP-UANN-1014
1.784728.112

Fidelity®

Investment Grade Bond

Fund

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Investment Grade Bond Fund	6.51%	5.86%	4.48%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Investment Grade Bond Fund, a class of the fund, on August 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending August 31, 2014, amid continued easy monetary policy, low inflation, renewed geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 5.66%, fueled by both interest income as well as capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 9.06%, supported by solid corporate fundamentals, a low default rate and a modestly improving U.S. economy that rebounded from a first-quarter slowdown. Other yield-advantaged sectors also had strong showings, including mortgage-backed securities, which advanced 5.42%, versus only 3.57% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had an even stronger period, with The BofA Merrill LynchSM US High Yield Constrained Index returning 10.61%. International markets also fared comparatively well, driven by easy-money policies worldwide, including new accommodations from Europe and China. The Barclays® Global Aggregate Ex USD GDP Weighted Index returned 7.92%.

Comments from Jeffrey Moore, Portfolio Manager of Fidelity® Investment Grade Bond Fund: For the year ending August 31, 2014, the fund's Retail Class shares gained 6.51%, outpacing the Barclays® U.S. Aggregate Bond Index. The fund's corporate bond holdings did particularly well, as we benefited from a substantial overweighting in this strong-performing asset class. Also, bond picking was very good in this group. An overweighting in commercial mortgage-backed securities (CMBS) coupled with good security selection in the group also helped, as did an out-of-benchmark allocation to BB-rated bonds and investments in sovereign Mexican debt and tax-exempt bonds issued by the state of California and the city of Chicago. The biggest detractor was the composition of the fund's exposure to U.S. Treasury debt. This sector, led by 30-year securities, enjoyed a large positive total return. My decision to significantly add to the fund's Treasury weighting was, in retrospect, the right call. However, I chose to emphasize the five-year part of the yield curve more than others, and this positioning proved suboptimal. Although this middle part of the curve produced positive returns and, in fact, returned its coupon, the long end of the curve did even better, and the fund would have benefited in relative terms from more exposure there.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	.77%
Actual		$ 1,000.00	$ 1,026.60	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.78%
Actual		$ 1,000.00	$ 1,026.50	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Class B	1.48%
Actual		$ 1,000.00	$ 1,022.90	$ 7.55
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class C	1.50%
Actual		$ 1,000.00	$ 1,021.50	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,028.20	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,027.90	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
U.S. Government and U.S. Government Agency Obligations 50.3%	U.S. Government and U.S. Government Agency Obligations 49.2%
AAA 1.8%	AAA 1.9%
AA 2.7%	AA 3.7%
A 9.0%	A 10.0%
BBB 25.6%	BBB 25.8%
BB and Below 8.2%	BB and Below 7.2%
Not Rated 0.3%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2014
6 months ago
Years	6.5	7.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	5.3	5.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2014 *	As of February 28, 2014 **
Corporate Bonds 36.7%	Corporate Bonds 36.5%
U.S. Government and U.S. Government Agency Obligations 50.3%	U.S. Government and U.S. Government Agency Obligations 49.2%
Asset-Backed Securities 0.3%	Asset-Backed Securities 0.3%
CMOs and Other Mortgage Related Securities 7.3%	CMOs and Other Mortgage Related Securities 9.0%
Municipal Bonds 2.1%	Municipal Bonds 1.9%
Other Investments 1.2%	Other Investments 1.3%
Short-Term Investments and Net Other Assets (Liabilities) 2.1%	Short-Term Investments and Net Other Assets (Liabilities) 1.8%

* Foreign investments	8.7%	** Foreign investments	8.2%
* Futures and Swaps	(1.2)%	** Futures and Swaps	0.1%

A unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	$ 4,447	$ 4,743
Media - 1.9%
Comcast Corp. 5.7% 5/15/18	6,385	7,300
COX Communications, Inc. 3.25% 12/15/22 (b)	2,605	2,560
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,307
Discovery Communications LLC 3.25% 4/1/23	954	944
News America Holdings, Inc. 7.75% 12/1/45	4,525	6,751
Time Warner Cable, Inc.:
4% 9/1/21	27,833	29,871
5.85% 5/1/17	1,845	2,060
6.75% 7/1/18	5,587	6,565
8.25% 4/1/19	10,913	13,729
Time Warner, Inc.:
4.9% 6/15/42	15,000	15,720
6.2% 3/15/40	5,000	6,047
Viacom, Inc.:
2.5% 9/1/18	800	814
4.25% 9/1/23	13,340	14,044
		113,712
TOTAL CONSUMER DISCRETIONARY		118,455
CONSUMER STAPLES - 1.4%
Beverages - 0.1%
Heineken NV 2.75% 4/1/23 (b)	2,773	2,698
SABMiller Holdings, Inc. 3.75% 1/15/22 (b)	3,930	4,125
		6,823
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 4% 12/5/23	4,515	4,762
Food Products - 0.1%
ConAgra Foods, Inc.:
1.9% 1/25/18	2,478	2,478
3.2% 1/25/23	2,085	2,055
		4,533
Tobacco - 1.1%
Altria Group, Inc.:
2.85% 8/9/22	3,603	3,524
4% 1/31/24	3,444	3,583
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
4.75% 5/5/21	$ 6,000	$ 6,685
5.375% 1/31/44	5,897	6,556
9.25% 8/6/19	1,776	2,336
9.7% 11/10/18	2,882	3,740
Reynolds American, Inc.:
3.25% 11/1/22	14,892	14,579
4.75% 11/1/42	4,468	4,365
6.15% 9/15/43	2,440	2,846
6.75% 6/15/17	7,156	8,136
7.25% 6/15/37	9,654	12,315
		68,665
TOTAL CONSUMER STAPLES		84,783
ENERGY - 4.3%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (b)	4,849	5,184
5.35% 3/15/20 (b)	4,973	5,496
5.85% 5/21/43 (b)(e)	9,697	9,406
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	3,453
Transocean, Inc. 5.05% 12/15/16	3,231	3,485
		27,024
Oil, Gas & Consumable Fuels - 3.9%
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,298
2.7% 4/1/19	563	571
3.875% 3/15/23	6,006	6,145
5.6% 4/1/44	5,868	6,659
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,789	1,783
3.9% 5/15/24 (b)	1,887	1,906
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	6,093
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,892
Nakilat, Inc. 6.067% 12/31/33 (b)	2,634	2,963
Petro-Canada 6.05% 5/15/18	1,963	2,254
Petrobras Global Finance BV:
4.375% 5/20/23	30,470	30,064
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV: - continued
5.625% 5/20/43	$ 6,485	$ 6,290
7.25% 3/17/44	17,501	20,550
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	9,321	9,827
Petroleos Mexicanos:
4.875% 1/18/24 (b)	4,376	4,761
5.5% 6/27/44	38,697	41,977
6.375% 1/23/45 (b)	13,790	16,686
6.5% 6/2/41	19,664	23,990
Phillips 66 Co. 4.3% 4/1/22	4,638	5,026
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	805
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,790
Spectra Energy Partners, LP:
2.95% 9/25/18	1,066	1,105
4.6% 6/15/21	1,124	1,233
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,683
4.55% 6/24/24	15,901	16,015
Western Gas Partners LP 5.375% 6/1/21	6,966	7,918
Williams Partners LP:
4.125% 11/15/20	1,029	1,095
4.3% 3/4/24	4,326	4,526
		234,905
TOTAL ENERGY		261,929
FINANCIALS - 15.2%
Banks - 6.1%
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (b)	6,280	6,437
Bank of America Corp.:
3.3% 1/11/23	26,509	26,292
3.875% 3/22/17	3,343	3,549
4.1% 7/24/23	6,196	6,471
5.65% 5/1/18	3,745	4,212
5.75% 12/1/17	9,833	11,029
5.875% 1/5/21	2,580	3,009
Bank of America NA 5.3% 3/15/17	3,698	4,033
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Barclays Bank PLC 2.5% 2/20/19	$ 3,600	$ 3,658
Capital One NA 2.95% 7/23/21	8,151	8,164
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,198
4.05% 7/30/22	2,865	2,953
4.5% 1/14/22	6,932	7,574
5.3% 5/6/44	11,751	12,613
5.5% 9/13/25	2,420	2,712
6.125% 5/15/18	3,326	3,815
Credit Suisse AG 6% 2/15/18	8,864	10,010
Discover Bank:
4.2% 8/8/23	4,147	4,367
7% 4/15/20	6,703	8,031
8.7% 11/18/19	1,409	1,774
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,235
8.25% 3/1/38	2,385	3,585
HBOS PLC 6.75% 5/21/18 (b)	3,056	3,502
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,231
5.25% 3/14/44	2,255	2,486
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,923
JPMorgan Chase & Co.:
2.35% 1/28/19	5,247	5,298
3.2% 1/25/23	13,623	13,575
3.25% 9/23/22	25,741	25,899
4.25% 10/15/20	2,763	2,989
4.35% 8/15/21	18,417	19,994
4.5% 1/24/22	4,927	5,399
4.625% 5/10/21	2,717	3,005
4.95% 3/25/20	11,055	12,384
KeyBank NA 6.95% 2/1/28	1,344	1,727
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,465
Regions Bank:
6.45% 6/26/37	9,230	11,004
7.5% 5/15/18	18,321	21,619
Regions Financial Corp. 2% 5/15/18	6,934	6,904
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	23,990	24,471
6% 12/19/23	25,238	27,439
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC: - continued
6.1% 6/10/23	$ 8,465	$ 9,242
6.125% 12/15/22	13,328	14,576
Wells Fargo & Co. 4.48% 1/16/24	4,327	4,640
		370,493
Capital Markets - 2.9%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,258	2,359
Goldman Sachs Group, Inc.:
1.748% 9/15/17	17,322	17,319
2.625% 1/31/19	13,825	13,993
2.9% 7/19/18	9,276	9,539
5.25% 7/27/21	5,652	6,370
5.75% 1/24/22	7,392	8,580
5.95% 1/18/18	4,817	5,436
6.75% 10/1/37	15,413	19,027
Lazard Group LLC:
4.25% 11/14/20	2,996	3,158
6.85% 6/15/17	2,464	2,794
Morgan Stanley:
2.125% 4/25/18	9,946	10,006
2.375% 7/23/19	12,012	11,986
3.75% 2/25/23	8,227	8,445
4.875% 11/1/22	14,515	15,681
5% 11/24/25	12,124	13,020
5.75% 1/25/21	10,138	11,772
6.625% 4/1/18	7,981	9,241
7.3% 5/13/19	4,777	5,780
		174,506
Consumer Finance - 0.6%
Discover Financial Services:
3.85% 11/21/22	4,866	4,984
5.2% 4/27/22	4,096	4,551
General Electric Capital Corp.:
4.625% 1/7/21	5,729	6,413
4.65% 10/17/21	2,325	2,605
Hyundai Capital America:
1.625% 10/2/15 (b)	1,673	1,686
1.875% 8/9/16 (b)	1,594	1,616
2.125% 10/2/17 (b)	1,850	1,875
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Synchrony Financial:
1.875% 8/15/17	$ 1,427	$ 1,438
3% 8/15/19	2,095	2,125
3.75% 8/15/21	3,164	3,229
4.25% 8/15/24	3,185	3,261
		33,783
Diversified Financial Services - 0.3%
BP Capital Markets PLC 4.5% 10/1/20	2,611	2,881
Five Corners Funding Trust 4.419% 11/15/23 (b)	5,900	6,298
ING Bank NV 5.8% 9/25/23 (b)	2,826	3,209
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	5,760	5,849
TECO Finance, Inc. 5.15% 3/15/20	2,067	2,327
		20,564
Insurance - 1.3%
AIA Group Ltd. 2.25% 3/11/19 (b)	1,290	1,290
American International Group, Inc.:
2.3% 7/16/19	2,839	2,850
4.875% 6/1/22	1,895	2,127
5.6% 10/18/16	5,665	6,191
Aon Corp. 5% 9/30/20	2,135	2,403
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(e)	10,398	10,762
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,678
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	5,273	5,830
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,278
MetLife, Inc. 4.368% 9/15/23	5,202	5,669
Metropolitan Life Global Funding I 3% 1/10/23 (b)	4,260	4,275
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	4,853	7,648
Pacific LifeCorp:
5.125% 1/30/43 (b)	8,278	8,824
6% 2/10/20 (b)	422	484
Prudential Financial, Inc. 4.5% 11/16/21	2,796	3,073
Symetra Financial Corp. 6.125% 4/1/16 (b)	4,900	5,226
Unum Group 5.625% 9/15/20	4,155	4,759
		81,367
Real Estate Investment Trusts - 2.2%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,267	1,270
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Alexandria Real Estate Equities, Inc.: - continued
4.6% 4/1/22	$ 1,475	$ 1,571
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,865
AvalonBay Communities, Inc.:
3.625% 10/1/20	2,721	2,867
4.2% 12/15/23	5,842	6,253
Boston Properties, Inc. 3.85% 2/1/23	5,875	6,116
Camden Property Trust:
2.95% 12/15/22	2,605	2,541
4.25% 1/15/24	4,889	5,176
DDR Corp.:
4.75% 4/15/18	4,483	4,858
7.5% 4/1/17	2,623	3,000
9.625% 3/15/16	5,988	6,772
Developers Diversified Realty Corp. 4.625% 7/15/22	9,008	9,656
Duke Realty LP:
3.625% 4/15/23	3,352	3,340
3.875% 10/15/22	9,433	9,679
4.375% 6/15/22	2,822	2,986
5.5% 3/1/16	5,038	5,361
5.95% 2/15/17	1,536	1,694
6.5% 1/15/18	5,065	5,759
Equity One, Inc.:
3.75% 11/15/22	12,000	12,055
5.375% 10/15/15	585	613
6% 9/15/17	3,423	3,804
6.25% 1/15/17	2,422	2,671
Federal Realty Investment Trust:
5.9% 4/1/20	1,389	1,616
6.2% 1/15/17	1,215	1,354
Health Care REIT, Inc.:
2.25% 3/15/18	2,776	2,813
4.7% 9/15/17	832	907
Highwoods/Forsyth LP 3.2% 6/15/21	3,528	3,504
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,056
6.65% 1/15/18	2,600	2,883
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,094
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (b)	1,915	1,978
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Retail Opportunity Investments Partnership LP 5% 12/15/23	$ 1,073	$ 1,155
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,766
Weingarten Realty Investors 3.375% 10/15/22	990	996
WP Carey, Inc. 4.6% 4/1/24	11,566	12,083
		135,112
Real Estate Management & Development - 1.8%
BioMed Realty LP:
2.625% 5/1/19	2,024	2,025
3.85% 4/15/16	5,000	5,227
4.25% 7/15/22	2,226	2,315
6.125% 4/15/20	1,872	2,164
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,822
4.95% 4/15/18	4,806	5,206
5.7% 5/1/17	2,243	2,455
7.5% 5/15/15	805	842
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,727
ERP Operating LP:
2.375% 7/1/19	3,900	3,921
4.625% 12/15/21	7,320	8,121
Essex Portfolio LP 3.875% 5/1/24	4,176	4,272
Liberty Property LP:
3.375% 6/15/23	3,567	3,504
4.125% 6/15/22	2,421	2,540
5.5% 12/15/16	3,158	3,438
6.625% 10/1/17	3,709	4,225
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,629
3.15% 5/15/23	7,757	7,046
4.5% 4/18/22	1,473	1,496
Mid-America Apartments LP:
4.3% 10/15/23	1,200	1,267
5.5% 10/1/15	5,995	6,292
6.05% 9/1/16	4,436	4,827
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,072
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,309
Regency Centers LP 5.25% 8/1/15	2,315	2,410
Tanger Properties LP:
3.875% 12/1/23	2,574	2,639
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.125% 6/1/20	$ 4,725	$ 5,505
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,018	2,163
		108,459
TOTAL FINANCIALS		924,284
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.4%
Express Scripts Holding Co. 4.75% 11/15/21	6,337	7,048
UnitedHealth Group, Inc.:
2.75% 2/15/23	865	847
2.875% 3/15/23	8,722	8,651
WellPoint, Inc. 3.3% 1/15/23	9,384	9,409
		25,955
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,592	1,682
Pharmaceuticals - 0.2%
AbbVie, Inc. 1.75% 11/6/17	6,181	6,213
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,748
Zoetis, Inc. 3.25% 2/1/23	2,627	2,628
		10,589
TOTAL HEALTH CARE		38,226
INDUSTRIALS - 0.3%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	888	988
6.795% 2/2/20	145	153
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,605	1,736
8.36% 1/20/19	5,474	6,076
		8,953
Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.875% 4/1/21	5,850	5,909
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (e)	$ 2,984	$ 3,347
TOTAL INDUSTRIALS		18,209
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	1,194	1,205
6.55% 10/1/17	2,421	2,773
		3,978
MATERIALS - 1.4%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,654	4,985
4.25% 11/15/20	2,512	2,738
		7,723
Metals & Mining - 1.3%
Anglo American Capital PLC 4.125% 4/15/21 (b)	6,319	6,524
Barrick Gold Corp.:
3.85% 4/1/22	3,840	3,897
4.1% 5/1/23	45,332	45,981
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)	5,087	5,326
4.25% 7/17/42 (b)	1,402	1,323
4.5% 8/13/23 (b)	2,306	2,484
5.625% 10/18/43 (b)	5,742	6,630
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23	3,347	3,397
		75,562
TOTAL MATERIALS		83,285
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.9%
AT&T, Inc. 5.55% 8/15/41	27,220	31,182
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	303
CenturyLink, Inc.:
5.15% 6/15/17	528	564
6% 4/1/17	1,320	1,429
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.: - continued
6.15% 9/15/19	$ 3,260	$ 3,562
Embarq Corp.:
7.082% 6/1/16	4,231	4,654
7.995% 6/1/36	11,427	12,854
Verizon Communications, Inc.:
3.45% 3/15/21	15,886	16,477
4.5% 9/15/20	60,362	66,324
5.012% 8/21/54 (b)	40,410	42,208
6.1% 4/15/18	6,019	6,922
6.55% 9/15/43	40,272	51,917
		238,396
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV 3.125% 7/16/22	3,499	3,472
TOTAL TELECOMMUNICATION SERVICES		241,868
UTILITIES - 2.2%
Electric Utilities - 1.3%
American Electric Power Co., Inc. 2.95% 12/15/22	2,683	2,649
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	3,443	4,048
6.4% 9/15/20 (b)	9,167	10,848
Edison International 3.75% 9/15/17	3,716	3,952
FirstEnergy Corp.:
2.75% 3/15/18	8,427	8,522
4.25% 3/15/23	9,775	9,856
7.375% 11/15/31	11,243	13,663
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	10,096
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,286
Northeast Utilities 1.45% 5/1/18	1,747	1,730
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,540
PPL Capital Funding, Inc. 3.4% 6/1/23	3,758	3,794
		78,984
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	2,894	3,212
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,629
		4,841
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.8%
Dominion Resources, Inc.:
2.5341% 9/30/66 (e)	$ 10,147	$ 9,374
7.5% 6/30/66 (e)	3,654	3,954
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,286
5.25% 2/15/43	5,352	5,847
5.45% 9/15/20	1,461	1,663
5.8% 2/1/42	2,709	3,151
5.95% 6/15/41	4,935	5,884
Puget Energy, Inc.:
6% 9/1/21	6,916	8,128
6.5% 12/15/20	2,216	2,651
Sempra Energy 2.3% 4/1/17	5,159	5,286
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	4,001	4,156
		52,380
TOTAL UTILITIES		136,205
TOTAL NONCONVERTIBLE BONDS (Cost $1,794,975)		1,911,222
U.S. Treasury Obligations - 23.0%

U.S. Treasury Bonds 3.125% 8/15/44	202,770	204,639
U.S. Treasury Notes:
0.5% 8/31/16 (c)	823,830	823,895
0.875% 7/15/17	119,973	119,832
1.625% 6/30/19 (d)	250,924	251,140
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,396,586)		1,399,506
U.S. Government Agency - Mortgage Securities - 12.3%

Fannie Mae - 11.7%
2.053% 6/1/36 (e)	118	126
2.45% 2/1/35 (e)	1,943	2,083
2.458% 7/1/37 (e)	230	247
2.5% 9/1/44 (c)	3,300	3,164
3% 10/1/42 to 8/1/43	4,015	4,004
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 9/1/44 (c)	$ 96,100	$ 95,642
3.5% 8/1/42 to 8/1/43	2,375	2,449
3.5% 9/1/44 (c)	1,100	1,132
3.5% 9/1/44 (c)	500	515
3.5% 9/1/44 (c)	60,400	62,172
3.5% 9/1/44 (c)	32,600	33,556
4% 9/1/40 to 1/1/44	2,574	2,733
4% 9/1/43	777	826
4% 12/1/43	1,051	1,118
4% 1/1/44	4,166	4,430
4% 6/1/44	736	782
4% 6/1/44	6,882	7,317
4% 9/1/44 (c)	91,600	97,043
4% 9/1/44 (c)	23,400	24,790
4% 9/1/44 (c)	22,900	24,261
4% 9/1/44 (c)	23,300	24,685
4% 10/1/44 (c)	8,000	8,447
4% 10/1/44 (c)	14,900	15,733
4% 10/1/44 (c)	22,000	23,230
4% 10/1/44 (c)	23,300	24,603
4% 10/1/44 (c)	23,400	24,708
4.5% 12/1/23 to 8/1/41	3,951	4,277
4.5% 9/1/44 (c)	47,200	50,964
4.5% 9/1/44 (c)	21,400	23,107
4.5% 10/1/44 (c)	46,600	50,193
5% 10/1/21 to 10/1/41 (c)	1,648	1,798
5% 9/1/44 (c)	700	772
5% 9/1/44 (c)	20,300	22,386
5.5% 9/1/44 (c)	39,000	43,377
5.5% 10/1/44 (c)	19,700	21,877
6% 3/1/22	48	53
TOTAL FANNIE MAE		708,600
Freddie Mac - 0.4%
3.068% 10/1/35 (e)	149	160
3.5% 1/1/26 to 8/1/44	2,141	2,219
4% 6/1/24 to 3/1/42	3,205	3,409
4% 8/1/43	1,269	1,346
4% 6/1/44	1,324	1,404
4% 7/1/44	920	976
4% 7/1/44	1,675	1,777
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4% 7/1/44	$ 5,611	$ 5,952
4.5% 7/1/25 to 3/1/44	1,911	2,062
5.5% 11/1/33 to 8/1/38	348	389
6% 7/1/37 to 8/1/37	974	1,095
6.5% 9/1/39	1,132	1,269
TOTAL FREDDIE MAC		22,058
Ginnie Mae - 0.2%
3.5% 3/15/42 to 11/15/42	843	879
4% 11/20/40 to 10/15/41	3,928	4,205
4.5% 5/15/39 to 4/15/41	3,470	3,800
5% 4/15/40 to 6/20/41	2,184	2,428
5.5% 12/20/28 to 8/20/37	2,061	2,302
TOTAL GINNIE MAE		13,614
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $741,931)		744,272
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.625% 4/25/35 (e)	421	366
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.805% 3/25/34 (e)	149	148
Airspeed Ltd. Series 2007-1A Class C1, 2.655% 6/15/32 (b)(e)	5,241	3,145
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.205% 12/25/33 (e)	36	33
Series 2004-R2 Class M3, 0.98% 4/25/34 (e)	57	37
Series 2005-R2 Class M1, 0.605% 4/25/35 (e)	337	336
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.935% 3/25/34 (e)	30	29
Series 2004-W7 Class M1, 0.98% 5/25/34 (e)	808	782
Series 2006-W4 Class A2C, 0.315% 5/25/36 (e)	758	265
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.295% 12/25/36 (e)	1,140	773
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.405% 3/25/32 (MGIC Investment Corp. Insured) (e)	16	14
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.: - continued
Series 2004-3 Class M4, 1.61% 4/25/34 (e)	$ 50	$ 36
Series 2004-4 Class M2, 0.95% 6/25/34 (e)	134	126
Series 2004-7 Class AF5, 5.868% 1/25/35	2,088	2,143
Fannie Mae Series 2004-T5 Class AB3, 0.9829% 5/28/35 (e)	25	23
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (e)	231	205
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.98% 3/25/34 (e)	9	8
Fremont Home Loan Trust Series 2005-A Class M4, 1.175% 1/25/35 (e)	220	124
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (b)(e)	1,412	1,206
GE Business Loan Trust:
Series 2003-1 Class A, 0.585% 4/15/31 (b)(e)	33	32
Series 2006-2A:
Class A, 0.335% 11/15/34 (b)(e)	645	613
Class B, 0.435% 11/15/34 (b)(e)	234	215
Class C, 0.535% 11/15/34 (b)(e)	387	337
Class D, 0.905% 11/15/34 (b)(e)	185	159
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	259	12
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.475% 8/25/33 (e)	135	128
Series 2003-3 Class M1, 1.445% 8/25/33 (e)	322	312
Series 2003-5 Class A2, 0.855% 12/25/33 (e)	21	20
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.345% 1/25/37 (e)	913	568
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.285% 11/25/36 (e)	599	593
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5639% 12/27/29 (e)	160	159
Series 2006-A Class 2C, 1.3839% 3/27/42 (e)	1,605	267
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.455% 5/25/37 (e)	293	3
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.905% 7/25/34 (e)	59	47
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.13% 7/25/34 (e)	240	220
Series 2006-FM1 Class A2B, 0.265% 4/25/37 (e)	431	388
Series 2006-OPT1 Class A1A, 0.675% 6/25/35 (e)	1,102	1,052
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.835% 8/25/34 (e)	36	34
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust: - continued
Series 2004-NC8 Class M6, 2.03% 9/25/34 (e)	$ 69	$ 58
Series 2005-NC1 Class M1, 0.815% 1/25/35 (e)	253	240
Series 2005-NC2 Class B1, 1.91% 3/25/35 (e)	154	5
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.665% 9/25/35 (e)	903	838
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.03% 9/25/34 (e)	337	302
Class M4, 2.33% 9/25/34 (e)	433	265
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.955% 4/25/33 (e)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1806% 6/15/33 (e)	577	556
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.88% 9/25/34 (e)	38	31
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.015% 9/25/34 (e)	18	16
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7921% 4/6/42 (b)(e)	1,761	793
TOTAL ASSET-BACKED SECURITIES (Cost $15,779)		18,065
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
CSMC Series 2014-3R:
Class 2A1, 0.852% 5/27/37 (b)(e)	13,311	12,653
Class AA1, 0.432% 5/27/37 (b)(e)	7,409	6,852
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5706% 10/25/34 (e)	370	370
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3355% 12/20/54 (e)	2,694	2,612
Class M1, 0.4955% 12/20/54 (e)	710	687
Series 2007-1:
Class 1M1, 0.4555% 12/20/54 (e)	894	867
Class 2M1, 0.6555% 12/20/54 (e)	1,148	1,121
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6836% 1/20/44 (e)	341	361
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4718% 8/25/36 (e)	747	639
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.365% 5/25/47 (e)	322	268
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.325% 2/25/37 (e)	$ 567	$ 514
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.445% 7/25/35 (e)	844	805
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.507% 6/10/35 (b)(e)	286	262
Class B6, 3.007% 6/10/35 (b)(e)	379	352
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (e)	17	16
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5124% 4/25/33 (e)	108	109
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,582)		28,488
Commercial Mortgage Securities - 6.8%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4206% 2/14/43 (e)(g)	440	10
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7129% 5/10/45 (e)	307	311
Series 2006-3 Class A4, 5.889% 7/10/44	4,623	4,942
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,232
Series 2005-3 Class A3B, 5.09% 7/10/43 (e)	3,402	3,461
Series 2006-6 Class E, 5.619% 10/10/45 (b)	633	80
Series 2007-3:
Class A3, 5.5647% 6/10/49 (e)	1,314	1,312
Class A4, 5.5647% 6/10/49 (e)	2,283	2,489
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.43% 12/25/33 (b)(e)	32	28
Series 2005-3A:
Class A2, 0.555% 11/25/35 (b)(e)	236	209
Class M1, 0.595% 11/25/35 (b)(e)	63	47
Class M2, 0.645% 11/25/35 (b)(e)	48	35
Class M3, 0.665% 11/25/35 (b)(e)	42	31
Class M4, 0.755% 11/25/35 (b)(e)	53	36
Series 2005-4A:
Class A2, 0.545% 1/25/36 (b)(e)	582	511
Class B1, 1.555% 1/25/36 (b)(e)	34	6
Class M1, 0.605% 1/25/36 (b)(e)	188	110
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A: - continued
Class M2, 0.625% 1/25/36 (b)(e)	$ 71	$ 40
Class M3, 0.655% 1/25/36 (b)(e)	103	55
Class M4, 0.765% 1/25/36 (b)(e)	57	30
Class M5, 0.805% 1/25/36 (b)(e)	57	23
Class M6, 0.855% 1/25/36 (b)(e)	61	19
Series 2006-1:
Class A2, 0.515% 4/25/36 (b)(e)	115	101
Class M1, 0.535% 4/25/36 (b)(e)	70	49
Class M2, 0.555% 4/25/36 (b)(e)	74	50
Class M3, 0.575% 4/25/36 (b)(e)	64	47
Class M4, 0.675% 4/25/36 (b)(e)	36	26
Class M5, 0.715% 4/25/36 (b)(e)	35	21
Class M6, 0.795% 4/25/36 (b)(e)	70	48
Series 2006-2A:
Class M1, 0.465% 7/25/36 (b)(e)	104	81
Class M2, 0.485% 7/25/36 (b)(e)	74	55
Class M3, 0.505% 7/25/36 (b)(e)	61	43
Class M4, 0.575% 7/25/36 (b)(e)	70	47
Class M5, 0.625% 7/25/36 (b)(e)	51	23
Series 2006-3A Class M4, 0.585% 10/25/36 (b)(e)	48	7
Series 2006-4A:
Class A2, 0.425% 12/25/36 (b)(e)	1,741	1,434
Class M1, 0.445% 12/25/36 (b)(e)	140	95
Class M2, 0.465% 12/25/36 (b)(e)	93	41
Class M3, 0.495% 12/25/36 (b)(e)	95	40
Series 2007-1 Class A2, 0.425% 3/25/37 (b)(e)	375	273
Series 2007-2A:
Class A1, 0.425% 7/25/37 (b)(e)	1,077	935
Class A2, 0.475% 7/25/37 (b)(e)	1,008	734
Class M1, 0.525% 7/25/37 (b)(e)	344	103
Class M2, 0.565% 7/25/37 (b)(e)	224	29
Class M3, 0.645% 7/25/37 (b)(e)	227	16
Class M4, 0.805% 7/25/37 (b)(e)	7	0 *
Series 2007-3:
Class A2, 0.445% 7/25/37 (b)(e)	360	262
Class M1, 0.465% 7/25/37 (b)(e)	191	123
Class M2, 0.495% 7/25/37 (b)(e)	204	116
Class M3, 0.525% 7/25/37 (b)(e)	329	123
Class M4, 0.655% 7/25/37 (b)(e)	518	112
Class M5, 0.755% 7/25/37 (b)(e)	258	42
Series 2007-4A:
Class M1, 1.102% 9/25/37 (b)(e)	188	39
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-4A: - continued
Class M2, 1.202% 9/25/37 (b)(e)	$ 154	$ 13
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.705% 3/15/22 (b)(e)	147	147
Class J, 0.855% 3/15/22 (b)(e)	489	480
Series 2006-T22 Class A4, 5.5723% 4/12/38 (e)	132	139
Series 2007-PW18 Class X2, 0.2917% 6/11/50 (b)(e)(g)	69,628	332
Series 2007-T28 Class X2, 0.1374% 9/11/42 (b)(e)(g)	42,747	85
C-BASS Trust floater Series 2006-SC1 Class A, 0.425% 5/25/36 (b)(e)	294	285
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4379% 5/15/35 (b)(e)(g)	2,887	17
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A3, 5.293% 12/11/49	712	722
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (e)	1,223	1,182
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.005% 4/15/17 (b)(e)	100	100
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.7022% 6/15/39 (e)	10,468	11,269
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	991	1,085
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.505% 4/15/22 (b)(e)	3,907	3,830
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.463% 8/15/36 (e)(g)	58	0 *
Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(e)(g)	5	0
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.475% 2/15/22 (b)(e)	35	35
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(e)	1,677	210
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	14,466
Series 2001-1 Class X1, 1.6605% 5/15/33 (b)(e)(g)	122	0 *
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	20,333	22,000
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
Series 2007-GG11 Class A1, 0.2924% 12/10/49 (b)(e)(g)	$ 19,393	$ 0 *
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,431	2,616
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	1,300	1,325
Class DFX, 4.4065% 11/5/30 (b)	11,967	12,252
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.435% 11/15/18 (b)(e)	122	121
Class F, 0.485% 11/15/18 (b)(e)	227	221
Class G, 0.515% 11/15/18 (b)(e)	198	187
Class H, 0.655% 11/15/18 (b)(e)	190	178
sequential payer:
Series 2006-CB17:
Class A3, 5.45% 12/12/43	53	52
Class A4, 5.429% 12/12/43	4,540	4,848
Series 2007-CB18 Class A4, 5.44% 6/12/47	10,088	10,910
Series 2007-LD11 Class A4, 5.805% 6/15/49 (e)	97,451	105,967
Series 2007-CB19:
Class B, 5.7029% 2/12/49 (e)	93	34
Class C, 5.7029% 2/12/49 (e)	245	55
Class D, 5.7029% 2/12/49 (e)	257	39
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (e)	90	11
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8927% 7/15/44 (e)	3,760	4,132
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C7 Class A2, 5.3% 11/15/38	565	582
Series 2007-C7 Class XCP, 0.2789% 9/15/45 (e)(g)	77,314	56
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4208% 1/12/44 (b)(e)	953	907
Series 2007-C1 Class A4, 5.8385% 6/12/50 (e)	4,145	4,583
Series 2008-C1 Class A4, 5.69% 2/12/51	2,280	2,524
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.276% 12/12/49 (e)	54	54
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (e)	3,000	3,206
Class ASB, 5.133% 12/12/49 (e)	365	375
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-6 Class A4, 5.485% 3/12/51 (e)	$ 26,699	$ 29,001
Series 2007-7 Class A4, 5.7432% 6/12/50 (e)	5,132	5,609
Series 2006-4 Class XP, 0.6181% 12/12/49 (e)(g)	16,069	28
Series 2007-6 Class B, 5.635% 3/12/51 (e)	1,095	338
Series 2007-7 Class B, 5.7432% 6/12/50 (e)	1,409	56
Series 2007-8 Class A3, 5.8831% 8/12/49 (e)	944	1,039
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (b)(e)	227	204
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (b)(e)	629	627
Class D, 0.345% 10/15/20 (b)(e)	422	419
Class E, 0.405% 10/15/20 (b)(e)	528	522
Class F, 0.455% 10/15/20 (b)(e)	397	391
Class G, 0.495% 10/15/20 (b)(e)	491	479
Class H, 0.585% 10/15/20 (b)(e)	309	285
Class J, 0.735% 10/15/20 (b)(e)	179	147
Series 2006-T23 Class A3, 5.8054% 8/12/41 (e)	482	482
Series 2007-HQ12 Class A4, 5.5923% 4/12/49 (e)	5,793	6,054
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (e)	19,062	20,825
Class B, 5.722% 4/15/49 (e)	269	57
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	194	69
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.515% 9/15/21 (b)(e)	563	552
Class J, 0.755% 9/15/21 (b)(e)	314	301
Series 2007-WHL8:
Class F, 0.635% 6/15/20 (b)(e)	2,710	2,604
Class LXR1, 0.855% 6/15/20 (b)(e)	168	165
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	33,402
Series 2007-C31 Class A4, 5.509% 4/15/47	32,250	34,629
Series 2007-C33 Class A4, 5.9414% 2/15/51 (e)	31,702	34,383
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,116
Series 2005-C22:
Class B, 5.3703% 12/15/44 (e)	2,428	2,423
Class F, 5.3703% 12/15/44 (b)(e)	1,826	500
Series 2007-C31 Class C, 5.6724% 4/15/47 (e)	4,515	4,352
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 315	$ 315
Series 2007-C32:
Class D, 5.7453% 6/15/49 (e)	823	462
Class E, 5.7453% 6/15/49 (e)	1,297	622
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $408,398)		415,222
Municipal Securities - 2.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (e)	1,835	1,867
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,000	1,466
7.3% 10/1/39	9,330	13,491
7.5% 4/1/34	6,270	9,165
7.625% 3/1/40	2,175	3,299
Chicago Gen. Oblig.:
(Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	1,510	1,837
6.314% 1/1/44	27,600	29,244
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	640	672
5.1% 6/1/33	32,885	32,653
Series 2010-1, 6.63% 2/1/35	3,440	3,831
Series 2010-3:
6.725% 4/1/35	5,880	6,608
7.35% 7/1/35	1,925	2,252
Series 2011:
5.365% 3/1/17	195	212
5.665% 3/1/18	4,060	4,499
5.877% 3/1/19	6,925	7,745
Series 2013:
1.84% 12/1/16	4,160	4,187
3.6% 12/1/19	3,585	3,631
TOTAL MUNICIPAL SECURITIES (Cost $120,819)		126,659
Foreign Government and Government Agency Obligations - 0.7%
	Principal Amount (000s)	Value (000s)
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)	$ 6,150	$ 6,322
5.75% 9/26/23 (b)	5,628	6,120
Brazilian Federative Republic 4.25% 1/7/25	5,790	6,022
United Mexican States 3.5% 1/21/21	23,411	24,347
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $40,965)		42,811
Bank Notes - 0.1%

Discover Bank (Delaware) 3.2% 8/9/21 (Cost $8,957)	8,981	9,010
Fixed-Income Funds - 24.9%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f)	10,656,863	1,156,163
Fidelity Specialized High Income Central Fund (f)	3,306,740	356,070
TOTAL FIXED-INCOME FUNDS (Cost $1,469,235)		1,512,233
Money Market Funds - 22.3%

Fidelity Cash Central Fund, 0.11% (a) (Cost $1,351,790)	1,351,789,546	1,351,790
TOTAL INVESTMENT PORTFOLIO - 124.5% (Cost $7,373,017)		7,559,278
NET OTHER ASSETS (LIABILITIES) - (24.5)%		(1,487,629)
NET ASSETS - 100%		$ 6,071,649
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
4% 9/1/44	$ (8,000)	$ (8,475)
4% 9/1/44	(14,900)	(15,785)
4% 9/1/44	(22,000)	(23,307)
4% 9/1/44	(23,300)	(24,685)
4% 9/1/44	(23,400)	(24,790)
4% 9/1/44	(23,400)	(24,790)
4% 9/1/44	(22,900)	(24,261)
4% 9/1/44	(23,300)	(24,685)
4% 10/1/44	(24,400)	(25,764)
4.5% 9/1/44	(700)	(756)
4.5% 9/1/44	(46,600)	(50,317)
5% 9/1/44	(700)	(772)
5.5% 9/1/44	(19,700)	(21,911)
TOTAL FANNIE MAE		(270,298)
Freddie Mac
3.5% 9/1/44	(1,600)	(1,644)
TOTAL TBA SALE COMMITMENTS (Proceeds $271,804)		$ (271,942)
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	$ 6,500	$ (132)	$ (289)	$ (421)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	4,085	(81)	(215)	(296)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(125)	(480)	(605)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(125)	(412)	(537)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	3,825	(326)	39	(287)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	3,823	(325)	104	(221)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Buy Protection - continued
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	$ 5,500	$ (107)	$ (87)	$ (194)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	3,823	(74)	(137)	(211)
TOTAL BUY PROTECTION						(1,295)	(1,477)	(2,772)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch International	4.29%	50	(6)	0	(6)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley Capital Group, Inc.	5.10%	502	(466)	0	(466)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	Barclays Bank PLC	1.545%	402	(54)	0	(54)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	539	(250)	0	(250)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	Barclays Bank PLC	1.475%	381	(58)	0	(58)
TOTAL SELL PROTECTION						(834)	0	(834)
TOTAL CREDIT DEFAULT SWAPS						$ (2,129)	$ (1,477)	$ (3,606)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $290,398,000 or 4.8% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $3,043,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 128
Fidelity Mortgage Backed Securities Central Fund	23,465
Fidelity Specialized High Income Central Fund	16,278
Total	$ 39,871
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 915,654	$ 323,631	$ 110,133	$ 1,156,163	10.8%
Fidelity Specialized High Income Central Fund	278,779	66,292	-	356,070	75.0%
Total	$ 1,194,433	$ 389,923	$ 110,133	$ 1,512,233
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,911,222	$ -	$ 1,911,222	$ -
U.S. Government and Government Agency Obligations	1,399,506	-	1,399,506	-
U.S. Government Agency - Mortgage Securities	744,272	-	744,272	-
Asset-Backed Securities	18,065	-	17,267	798
Collateralized Mortgage Obligations	28,488	-	27,874	614
Commercial Mortgage Securities	415,222	-	414,802	420
Municipal Securities	126,659	-	126,659	-
Foreign Government and Government Agency Obligations	42,811	-	42,811	-
Bank Notes	9,010	-	9,010	-
Fixed-Income Funds	1,512,233	1,512,233	-	-
Money Market Funds	1,351,790	1,351,790	-	-
Total Investments in Securities:	$ 7,559,278	$ 2,864,023	$ 4,693,423	$ 1,832
Derivative Instruments:
Liabilities
Swaps	$ (2,129)	$ -	$ (2,129)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (271,942)	$ -	$ (271,942)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (2,129)
Total Value of Derivatives	$ -	$ (2,129)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,551,992)	$ 4,695,255
Fidelity Central Funds (cost $2,821,025)	2,864,023
Total Investments (cost $7,373,017)		$ 7,559,278
Cash		122
Receivable for TBA sale commitments		271,804
Receivable for swaps		5
Receivable for fund shares sold		17,419
Interest receivable		30,343
Distributions receivable from Fidelity Central Funds		50
Receivable from investment adviser for expense reductions		1
Other receivables		152
Total assets		7,879,174

Liabilities
Payable for investments purchased Regular delivery	$ 186,689
Delayed delivery	1,339,520
TBA sale commitments, at value	271,942
Payable for fund shares redeemed	3,516
Distributions payable	1,121
Bi-lateral OTC swaps, at value	2,129
Accrued management fee	1,562
Distribution and service plan fees payable	51
Other affiliated payables	725
Other payables and accrued expenses	270
Total liabilities		1,807,525

Net Assets		$ 6,071,649
Net Assets consist of:
Paid in capital		$ 6,087,428
Distributions in excess of net investment income		(2,352)
Accumulated undistributed net realized gain (loss) on investments		(195,944)
Net unrealized appreciation (depreciation) on investments		182,517
Net Assets		$ 6,071,649

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($70,066 ÷ 8,832.0 shares)	$ 7.93

Maximum offering price per share (100/96.00 of $7.93)	$ 8.26
Class T: Net Asset Value and redemption price per share ($26,707 ÷ 3,364.7 shares)	$ 7.94

Maximum offering price per share (100/96.00 of $7.94)	$ 8.27
Class B: Net Asset Value and offering price per share ($2,592 ÷ 326.3 shares)A	$ 7.94

Class C: Net Asset Value and offering price per share ($35,709 ÷ 4,495.1 shares)A	$ 7.94

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($5,519,640 ÷ 695,267.3 shares)	$ 7.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($416,935 ÷ 52,462.2 shares)	$ 7.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2014

Investment Income
Interest		$ 154,503
Income from Fidelity Central Funds		39,871
Total income		194,374

Expenses
Management fee	$ 18,361
Transfer agent fees	6,224
Distribution and service plan fees	580
Fund wide operations fee	2,237
Independent trustees' compensation	25
Miscellaneous	11
Total expenses before reductions	27,438
Expense reductions	(20)	27,418
Net investment income (loss)		166,956
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,402
Fidelity Central Funds	6,343
Futures contracts	(29)
Swaps	(10,518)
Total net realized gain (loss)		9,198
Change in net unrealized appreciation (depreciation) on: Investment securities	187,222
Futures contracts	(291)
Swaps	10,960
Delayed delivery commitments	(938)
Total change in net unrealized appreciation (depreciation)		196,953
Net gain (loss)		206,151
Net increase (decrease) in net assets resulting from operations		$ 373,107

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 166,956	$ 140,364
Net realized gain (loss)	9,198	(41,172)
Change in net unrealized appreciation (depreciation)	196,953	(247,120)
Net increase (decrease) in net assets resulting from operations	373,107	(147,928)
Distributions to shareholders from net investment income	(151,816)	(132,241)
Share transactions - net increase (decrease)	(116,184)	1,071,490
Total increase (decrease) in net assets	105,107	791,321

Net Assets
Beginning of period	5,966,542	5,175,221
End of period (including distributions in excess of net investment income of $2,352 and distributions in excess of net investment income of $3,010, respectively)	$ 6,071,649	$ 5,966,542

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.89
Income from Investment Operations
Net investment income (loss) C	.197	.152	.207	.220	.254
Net realized and unrealized gain (loss)	.270	(.350)	.315	.183	.566
Total from investment operations	.467	(.198)	.522	.403	.820
Distributions from net investment income	(.177)	(.142)	(.202)	(.213)	(.240)
Net asset value, end of period	$ 7.93	$ 7.64	$ 7.98	$ 7.66	$ 7.47
Total ReturnA, B	6.17%	(2.52)%	6.91%	5.49%	12.10%
Ratios to Average Net Assets D, F
Expenses before reductions	.78%	.77%	.78%	.78%	.77%
Expenses net of fee waivers, if any	.78%	.77%	.78%	.78%	.77%
Expenses net of all reductions	.78%	.77%	.78%	.78%	.77%
Net investment income (loss)	2.52%	1.91%	2.66%	2.94%	3.55%
Supplemental Data
Net assets, end of period (in millions)	$ 70	$ 82	$ 110	$ 101	$ 173
Portfolio turnover rateE	218%	307%	276%	275%G	174%H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.90
Income from Investment Operations
Net investment income (loss) C	.196	.150	.205	.218	.252
Net realized and unrealized gain (loss)	.280	(.349)	.314	.182	.555
Total from investment operations	.476	(.199)	.519	.400	.807
Distributions from net investment income	(.176)	(.141)	(.199)	(.210)	(.237)
Net asset value, end of period	$ 7.94	$ 7.64	$ 7.98	$ 7.66	$ 7.47
Total ReturnA, B	6.29%	(2.54)%	6.88%	5.46%	11.90%
Ratios to Average Net Assets D, F
Expenses before reductions	.79%	.79%	.81%	.81%	.80%
Expenses net of fee waivers, if any	.79%	.79%	.81%	.81%	.80%
Expenses net of all reductions	.79%	.79%	.81%	.81%	.80%
Net investment income (loss)	2.51%	1.90%	2.63%	2.91%	3.51%
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 41	$ 39	$ 38	$ 53
Portfolio turnover rateE	218%	307%	276%	275% G	174% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Income from Investment Operations
Net investment income (loss) C	.140	.094	.151	.165	.201
Net realized and unrealized gain (loss)	.270	(.350)	.314	.182	.566
Total from investment operations	.410	(.256)	.465	.347	.767
Distributions from net investment income	(.120)	(.084)	(.145)	(.157)	(.187)
Net asset value, end of period	$ 7.94	$ 7.65	$ 7.99	$ 7.67	$ 7.48
Total ReturnA, B	5.40%	(3.22)%	6.14%	4.71%	11.26%
Ratios to Average Net Assets D, F
Expenses before reductions	1.50%	1.50%	1.50%	1.51%	1.51%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.51%	1.51%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.51%	1.51%
Net investment income (loss)	1.80%	1.18%	1.94%	2.21%	2.81%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 4	$ 7	$ 8	$ 12
Portfolio turnover rateE	218%	307%	276%	275%G	174%H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Income from Investment Operations
Net investment income (loss) C	.139	.092	.149	.164	.200
Net realized and unrealized gain (loss)	.270	(.349)	.315	.182	.566
Total from investment operations	.409	(.257)	.464	.346	.766
Distributions from net investment income	(.119)	(.083)	(.144)	(.156)	(.186)
Net asset value, end of period	$ 7.94	$ 7.65	$ 7.99	$ 7.67	$ 7.48
Total ReturnA, B	5.38%	(3.24)%	6.11%	4.70%	11.24%
Ratios to Average Net Assets D, F
Expenses before reductions	1.51%	1.52%	1.52%	1.53%	1.52%
Expenses net of fee waivers, if any	1.51%	1.52%	1.52%	1.53%	1.52%
Expenses net of all reductions	1.51%	1.52%	1.52%	1.53%	1.52%
Net investment income (loss)	1.78%	1.16%	1.92%	2.19%	2.79%
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 29	$ 44	$ 31	$ 35
Portfolio turnover rateE	218%	307%	276%	275%G	174% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.65	$ 7.98	$ 7.67	$ 7.47	$ 6.90
Income from Investment Operations
Net investment income (loss) B	.222	.177	.233	.245	.277
Net realized and unrealized gain (loss)	.270	(.339)	.304	.192	.556
Total from investment operations	.492	(.162)	.537	.437	.833
Distributions from net investment income	(.202)	(.168)	(.227)	(.237)	(.263)
Net asset value, end of period	$ 7.94	$ 7.65	$ 7.98	$ 7.67	$ 7.47
Total ReturnA	6.51%	(2.08)%	7.12%	5.97%	12.29%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.85%	2.23%	2.99%	3.27%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 5,520	$ 5,395	$ 4,876	$ 4,670	$ 7,345
Portfolio turnover rateD	218%	307%	276%	275% F	174%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Portfolio turnover rate excludes securities received or delivered in-kind.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Income from Investment Operations
Net investment income (loss) B	.218	.171	.229	.240	.274
Net realized and unrealized gain (loss)	.280	(.348)	.315	.184	.565
Total from investment operations	.498	(.177)	.544	.424	.839
Distributions from net investment income	(.198)	(.163)	(.224)	(.234)	(.259)
Net asset value, end of period	$ 7.95	$ 7.65	$ 7.99	$ 7.67	$ 7.48
Total ReturnA	6.58%	(2.26)%	7.20%	5.79%	12.38%
Ratios to Average Net Assets C, E
Expenses before reductions	.51%	.52%	.50%	.48%	.50%
Expenses net of fee waivers, if any	.51%	.52%	.50%	.48%	.50%
Expenses net of all reductions	.51%	.52%	.50%	.48%	.50%
Net investment income (loss)	2.79%	2.17%	2.94%	3.24%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$ 417	$ 416	$ 100	$ 91	$ 30
Portfolio turnover rateD	218%	307%	276%	275%F	174%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Portfolio turnover rate excludes securities received or delivered in-kind.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Institutional shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

(clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 178,300
Gross unrealized depreciation	(36,140)
Net unrealized appreciation (depreciation) on securities	$ 142,160

Tax Cost	$ 7,417,118

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (141,463)
Net unrealized appreciation (depreciation) on securities and other investments	$ 138,527

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (67,932)
No expiration
Short-term	(73,531)
Total capital loss carryforward	$ (141,463)

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 151,816	$ 132,241

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Annual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (10,518)	$ 10,960
Interest Rate Risk
Futures Contracts	(29)	(291)
Totals (a)	$ (10,547)	$ 10,669

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized

Annual Report

4. Derivative Instruments - continued

Swaps - continued

appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,339,264 and $1,091,906, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under the expense contract, the investment adviser pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 180	$ 5
Class T	-%	.25%	71	1
Class B	.65%	.25%	29	21
Class C	.75%	.25%	300	35
			$ 580	$ 62

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	2
Class B*	10
Class C*	3
$ 21

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 127.18
Class T	53.19
Class B	8.25
Class C	50.17
Investment Grade Bond	5,352.10
Institutional Class	634.16
	$ 6,224

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $891.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by two hundred and seventeen dollars.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $20.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Class A	$ 1,637	$ 1,790
Class T	644	676
Class B	50	60
Class C	454	393
Investment Grade Bond	138,727	121,454
Institutional Class	10,304	7,868
Total	$ 151,816	$ 132,241

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Class A
Shares sold	1,684	3,462	$ 13,133	$ 27,271
Reinvestment of distributions	187	188	1,460	1,488
Shares redeemed	(3,732)	(6,722)	(28,970)	(52,908)
Net increase (decrease)	(1,861)	(3,072)	$ (14,377)	$ (24,149)
Class T
Shares sold	772	2,510	$ 6,030	$ 19,657
Reinvestment of distributions	74	78	579	613
Shares redeemed	(2,868)	(2,056)	(22,191)	(16,216)
Net increase (decrease)	(2,022)	532	$ (15,582)	$ 4,054
Class B
Shares sold	14	110	$ 110	$ 853
Reinvestment of distributions	4	5	35	41
Shares redeemed	(280)	(355)	(2,172)	(2,798)
Net increase (decrease)	(262)	(240)	$ (2,027)	$ (1,904)
Class C
Shares sold	1,766	902	$ 13,817	$ 7,184
Reinvestment of distributions	48	41	379	323
Shares redeemed	(1,062)	(2,681)	(8,249)	(21,225)
Net increase (decrease)	752	(1,738)	$ 5,947	$ (13,718)
Investment Grade Bond
Shares sold	143,925	296,784	$ 1,122,581	$ 2,364,226
Reinvestment of distributions	16,369	14,443	127,825	114,030
Shares redeemed	(170,627)	(216,417)	(1,326,177)	(1,706,836)
Net increase (decrease)	(10,333)	94,810	$ (75,771)	$ 771,420
Institutional Class
Shares sold	10,034	50,724	$ 78,572	$ 406,004
Reinvestment of distributions	1,171	836	9,154	6,588
Shares redeemed	(13,088)	(9,750)	(102,100)	(76,805)
Net increase (decrease)	(1,883)	41,810	$ (14,374)	$ 335,787

Annual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 8.26% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $99,565,381 of distributions paid during the period January 1, 2014, to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IGB-UANN-1014
1.784722.112

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Investment Grade Bond

Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2014

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Investment Grade
Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	1.92%	4.66%	3.72%
Class T (incl. 4.00% sales charge)	2.04%	4.63%	3.69%
Class B (incl. contingent deferred sales charge) B	0.40%	4.42%	3.60%
Class C (incl. contingent deferred sales charge) C	4.38%	4.73%	3.35%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. Returns prior to April 1, 2007, reflect a 0.15% 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007, would have been lower.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Investment Grade Bond Fund - Class A on August 31, 2004, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending August 31, 2014, amid continued easy monetary policy, low inflation, renewed geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 5.66%, fueled by both interest income as well as capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 9.06%, supported by solid corporate fundamentals, a low default rate and a modestly improving U.S. economy that rebounded from a first-quarter slowdown. Other yield-advantaged sectors also had strong showings, including mortgage-backed securities, which advanced 5.42%, versus only 3.57% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had an even stronger period, with The BofA Merrill LynchSM US High Yield Constrained Index returning 10.61%. International markets also fared comparatively well, driven by easy-money policies worldwide, including new accommodations from Europe and China. The Barclays® Global Aggregate Ex USD GDP Weighted Index returned 7.92%.

Comments from Jeffrey Moore, Portfolio Manager of Fidelity Advisor® Investment Grade Bond Fund: For the year ending August 31, 2014, the fund's Class A, Class T, Class B and Class C shares gained 6.17%, 6.29%, 5.40% and 5.38%, respectively (excluding sales charges), compared with an increase of 5.66% for the Barclays® U.S. Aggregate Bond Index. The fund's corporate bond holdings did particularly well, as we benefited from a substantial overweighting in this strong-performing asset class. Also, bond picking was very good in this group. An overweighting in commercial mortgage-backed securities (CMBS) coupled with good security selection in the group also helped, as did an out-of-benchmark allocation to BB-rated bonds and investments in sovereign Mexican debt and tax-exempt bonds issued by the state of California and the city of Chicago. The biggest detractor was the composition of the fund's exposure to U.S. Treasury debt. This sector, led by 30-year securities, enjoyed a large positive total return. My decision to significantly add to the fund's Treasury weighting was, in retrospect, the right call. However, I chose to emphasize the five-year part of the yield curve more than others, and this positioning proved suboptimal. Although this middle part of the curve produced positive returns and, in fact, returned its coupon, the long end of the curve did even better, and the fund would have benefited in relative terms from more exposure there.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	.77%
Actual		$ 1,000.00	$ 1,026.60	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.78%
Actual		$ 1,000.00	$ 1,026.50	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Class B	1.48%
Actual		$ 1,000.00	$ 1,022.90	$ 7.55
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class C	1.50%
Actual		$ 1,000.00	$ 1,021.50	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,028.20	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,027.90	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
U.S. Government and U.S. Government Agency Obligations 50.3%	U.S. Government and U.S. Government Agency Obligations 49.2%
AAA 1.8%	AAA 1.9%
AA 2.7%	AA 3.7%
A 9.0%	A 10.0%
BBB 25.6%	BBB 25.8%
BB and Below 8.2%	BB and Below 7.2%
Not Rated 0.3%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2014
6 months ago
Years	6.5	7.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	5.3	5.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2014 *	As of February 28, 2014 **
Corporate Bonds 36.7%	Corporate Bonds 36.5%
U.S. Government and U.S. Government Agency Obligations 50.3%	U.S. Government and U.S. Government Agency Obligations 49.2%
Asset-Backed Securities 0.3%	Asset-Backed Securities 0.3%
CMOs and Other Mortgage Related Securities 7.3%	CMOs and Other Mortgage Related Securities 9.0%
Municipal Bonds 2.1%	Municipal Bonds 1.9%
Other Investments 1.2%	Other Investments 1.3%
Short-Term Investments and Net Other Assets (Liabilities) 2.1%	Short-Term Investments and Net Other Assets (Liabilities) 1.8%

* Foreign investments	8.7%	** Foreign investments	8.2%
* Futures and Swaps	(1.2)%	** Futures and Swaps	0.1%

A unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	$ 4,447	$ 4,743
Media - 1.9%
Comcast Corp. 5.7% 5/15/18	6,385	7,300
COX Communications, Inc. 3.25% 12/15/22 (b)	2,605	2,560
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,307
Discovery Communications LLC 3.25% 4/1/23	954	944
News America Holdings, Inc. 7.75% 12/1/45	4,525	6,751
Time Warner Cable, Inc.:
4% 9/1/21	27,833	29,871
5.85% 5/1/17	1,845	2,060
6.75% 7/1/18	5,587	6,565
8.25% 4/1/19	10,913	13,729
Time Warner, Inc.:
4.9% 6/15/42	15,000	15,720
6.2% 3/15/40	5,000	6,047
Viacom, Inc.:
2.5% 9/1/18	800	814
4.25% 9/1/23	13,340	14,044
		113,712
TOTAL CONSUMER DISCRETIONARY		118,455
CONSUMER STAPLES - 1.4%
Beverages - 0.1%
Heineken NV 2.75% 4/1/23 (b)	2,773	2,698
SABMiller Holdings, Inc. 3.75% 1/15/22 (b)	3,930	4,125
		6,823
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 4% 12/5/23	4,515	4,762
Food Products - 0.1%
ConAgra Foods, Inc.:
1.9% 1/25/18	2,478	2,478
3.2% 1/25/23	2,085	2,055
		4,533
Tobacco - 1.1%
Altria Group, Inc.:
2.85% 8/9/22	3,603	3,524
4% 1/31/24	3,444	3,583
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
4.75% 5/5/21	$ 6,000	$ 6,685
5.375% 1/31/44	5,897	6,556
9.25% 8/6/19	1,776	2,336
9.7% 11/10/18	2,882	3,740
Reynolds American, Inc.:
3.25% 11/1/22	14,892	14,579
4.75% 11/1/42	4,468	4,365
6.15% 9/15/43	2,440	2,846
6.75% 6/15/17	7,156	8,136
7.25% 6/15/37	9,654	12,315
		68,665
TOTAL CONSUMER STAPLES		84,783
ENERGY - 4.3%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (b)	4,849	5,184
5.35% 3/15/20 (b)	4,973	5,496
5.85% 5/21/43 (b)(e)	9,697	9,406
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	3,453
Transocean, Inc. 5.05% 12/15/16	3,231	3,485
		27,024
Oil, Gas & Consumable Fuels - 3.9%
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,298
2.7% 4/1/19	563	571
3.875% 3/15/23	6,006	6,145
5.6% 4/1/44	5,868	6,659
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,789	1,783
3.9% 5/15/24 (b)	1,887	1,906
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	6,093
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,892
Nakilat, Inc. 6.067% 12/31/33 (b)	2,634	2,963
Petro-Canada 6.05% 5/15/18	1,963	2,254
Petrobras Global Finance BV:
4.375% 5/20/23	30,470	30,064
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV: - continued
5.625% 5/20/43	$ 6,485	$ 6,290
7.25% 3/17/44	17,501	20,550
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	9,321	9,827
Petroleos Mexicanos:
4.875% 1/18/24 (b)	4,376	4,761
5.5% 6/27/44	38,697	41,977
6.375% 1/23/45 (b)	13,790	16,686
6.5% 6/2/41	19,664	23,990
Phillips 66 Co. 4.3% 4/1/22	4,638	5,026
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	805
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,790
Spectra Energy Partners, LP:
2.95% 9/25/18	1,066	1,105
4.6% 6/15/21	1,124	1,233
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,683
4.55% 6/24/24	15,901	16,015
Western Gas Partners LP 5.375% 6/1/21	6,966	7,918
Williams Partners LP:
4.125% 11/15/20	1,029	1,095
4.3% 3/4/24	4,326	4,526
		234,905
TOTAL ENERGY		261,929
FINANCIALS - 15.2%
Banks - 6.1%
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (b)	6,280	6,437
Bank of America Corp.:
3.3% 1/11/23	26,509	26,292
3.875% 3/22/17	3,343	3,549
4.1% 7/24/23	6,196	6,471
5.65% 5/1/18	3,745	4,212
5.75% 12/1/17	9,833	11,029
5.875% 1/5/21	2,580	3,009
Bank of America NA 5.3% 3/15/17	3,698	4,033
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Barclays Bank PLC 2.5% 2/20/19	$ 3,600	$ 3,658
Capital One NA 2.95% 7/23/21	8,151	8,164
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,198
4.05% 7/30/22	2,865	2,953
4.5% 1/14/22	6,932	7,574
5.3% 5/6/44	11,751	12,613
5.5% 9/13/25	2,420	2,712
6.125% 5/15/18	3,326	3,815
Credit Suisse AG 6% 2/15/18	8,864	10,010
Discover Bank:
4.2% 8/8/23	4,147	4,367
7% 4/15/20	6,703	8,031
8.7% 11/18/19	1,409	1,774
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,235
8.25% 3/1/38	2,385	3,585
HBOS PLC 6.75% 5/21/18 (b)	3,056	3,502
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,231
5.25% 3/14/44	2,255	2,486
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,923
JPMorgan Chase & Co.:
2.35% 1/28/19	5,247	5,298
3.2% 1/25/23	13,623	13,575
3.25% 9/23/22	25,741	25,899
4.25% 10/15/20	2,763	2,989
4.35% 8/15/21	18,417	19,994
4.5% 1/24/22	4,927	5,399
4.625% 5/10/21	2,717	3,005
4.95% 3/25/20	11,055	12,384
KeyBank NA 6.95% 2/1/28	1,344	1,727
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,465
Regions Bank:
6.45% 6/26/37	9,230	11,004
7.5% 5/15/18	18,321	21,619
Regions Financial Corp. 2% 5/15/18	6,934	6,904
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	23,990	24,471
6% 12/19/23	25,238	27,439
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC: - continued
6.1% 6/10/23	$ 8,465	$ 9,242
6.125% 12/15/22	13,328	14,576
Wells Fargo & Co. 4.48% 1/16/24	4,327	4,640
		370,493
Capital Markets - 2.9%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,258	2,359
Goldman Sachs Group, Inc.:
1.748% 9/15/17	17,322	17,319
2.625% 1/31/19	13,825	13,993
2.9% 7/19/18	9,276	9,539
5.25% 7/27/21	5,652	6,370
5.75% 1/24/22	7,392	8,580
5.95% 1/18/18	4,817	5,436
6.75% 10/1/37	15,413	19,027
Lazard Group LLC:
4.25% 11/14/20	2,996	3,158
6.85% 6/15/17	2,464	2,794
Morgan Stanley:
2.125% 4/25/18	9,946	10,006
2.375% 7/23/19	12,012	11,986
3.75% 2/25/23	8,227	8,445
4.875% 11/1/22	14,515	15,681
5% 11/24/25	12,124	13,020
5.75% 1/25/21	10,138	11,772
6.625% 4/1/18	7,981	9,241
7.3% 5/13/19	4,777	5,780
		174,506
Consumer Finance - 0.6%
Discover Financial Services:
3.85% 11/21/22	4,866	4,984
5.2% 4/27/22	4,096	4,551
General Electric Capital Corp.:
4.625% 1/7/21	5,729	6,413
4.65% 10/17/21	2,325	2,605
Hyundai Capital America:
1.625% 10/2/15 (b)	1,673	1,686
1.875% 8/9/16 (b)	1,594	1,616
2.125% 10/2/17 (b)	1,850	1,875
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Synchrony Financial:
1.875% 8/15/17	$ 1,427	$ 1,438
3% 8/15/19	2,095	2,125
3.75% 8/15/21	3,164	3,229
4.25% 8/15/24	3,185	3,261
		33,783
Diversified Financial Services - 0.3%
BP Capital Markets PLC 4.5% 10/1/20	2,611	2,881
Five Corners Funding Trust 4.419% 11/15/23 (b)	5,900	6,298
ING Bank NV 5.8% 9/25/23 (b)	2,826	3,209
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	5,760	5,849
TECO Finance, Inc. 5.15% 3/15/20	2,067	2,327
		20,564
Insurance - 1.3%
AIA Group Ltd. 2.25% 3/11/19 (b)	1,290	1,290
American International Group, Inc.:
2.3% 7/16/19	2,839	2,850
4.875% 6/1/22	1,895	2,127
5.6% 10/18/16	5,665	6,191
Aon Corp. 5% 9/30/20	2,135	2,403
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(e)	10,398	10,762
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,678
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	5,273	5,830
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,278
MetLife, Inc. 4.368% 9/15/23	5,202	5,669
Metropolitan Life Global Funding I 3% 1/10/23 (b)	4,260	4,275
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	4,853	7,648
Pacific LifeCorp:
5.125% 1/30/43 (b)	8,278	8,824
6% 2/10/20 (b)	422	484
Prudential Financial, Inc. 4.5% 11/16/21	2,796	3,073
Symetra Financial Corp. 6.125% 4/1/16 (b)	4,900	5,226
Unum Group 5.625% 9/15/20	4,155	4,759
		81,367
Real Estate Investment Trusts - 2.2%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,267	1,270
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Alexandria Real Estate Equities, Inc.: - continued
4.6% 4/1/22	$ 1,475	$ 1,571
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,865
AvalonBay Communities, Inc.:
3.625% 10/1/20	2,721	2,867
4.2% 12/15/23	5,842	6,253
Boston Properties, Inc. 3.85% 2/1/23	5,875	6,116
Camden Property Trust:
2.95% 12/15/22	2,605	2,541
4.25% 1/15/24	4,889	5,176
DDR Corp.:
4.75% 4/15/18	4,483	4,858
7.5% 4/1/17	2,623	3,000
9.625% 3/15/16	5,988	6,772
Developers Diversified Realty Corp. 4.625% 7/15/22	9,008	9,656
Duke Realty LP:
3.625% 4/15/23	3,352	3,340
3.875% 10/15/22	9,433	9,679
4.375% 6/15/22	2,822	2,986
5.5% 3/1/16	5,038	5,361
5.95% 2/15/17	1,536	1,694
6.5% 1/15/18	5,065	5,759
Equity One, Inc.:
3.75% 11/15/22	12,000	12,055
5.375% 10/15/15	585	613
6% 9/15/17	3,423	3,804
6.25% 1/15/17	2,422	2,671
Federal Realty Investment Trust:
5.9% 4/1/20	1,389	1,616
6.2% 1/15/17	1,215	1,354
Health Care REIT, Inc.:
2.25% 3/15/18	2,776	2,813
4.7% 9/15/17	832	907
Highwoods/Forsyth LP 3.2% 6/15/21	3,528	3,504
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,056
6.65% 1/15/18	2,600	2,883
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,094
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (b)	1,915	1,978
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Retail Opportunity Investments Partnership LP 5% 12/15/23	$ 1,073	$ 1,155
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,766
Weingarten Realty Investors 3.375% 10/15/22	990	996
WP Carey, Inc. 4.6% 4/1/24	11,566	12,083
		135,112
Real Estate Management & Development - 1.8%
BioMed Realty LP:
2.625% 5/1/19	2,024	2,025
3.85% 4/15/16	5,000	5,227
4.25% 7/15/22	2,226	2,315
6.125% 4/15/20	1,872	2,164
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,822
4.95% 4/15/18	4,806	5,206
5.7% 5/1/17	2,243	2,455
7.5% 5/15/15	805	842
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,727
ERP Operating LP:
2.375% 7/1/19	3,900	3,921
4.625% 12/15/21	7,320	8,121
Essex Portfolio LP 3.875% 5/1/24	4,176	4,272
Liberty Property LP:
3.375% 6/15/23	3,567	3,504
4.125% 6/15/22	2,421	2,540
5.5% 12/15/16	3,158	3,438
6.625% 10/1/17	3,709	4,225
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,629
3.15% 5/15/23	7,757	7,046
4.5% 4/18/22	1,473	1,496
Mid-America Apartments LP:
4.3% 10/15/23	1,200	1,267
5.5% 10/1/15	5,995	6,292
6.05% 9/1/16	4,436	4,827
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,072
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,309
Regency Centers LP 5.25% 8/1/15	2,315	2,410
Tanger Properties LP:
3.875% 12/1/23	2,574	2,639
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.125% 6/1/20	$ 4,725	$ 5,505
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,018	2,163
		108,459
TOTAL FINANCIALS		924,284
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.4%
Express Scripts Holding Co. 4.75% 11/15/21	6,337	7,048
UnitedHealth Group, Inc.:
2.75% 2/15/23	865	847
2.875% 3/15/23	8,722	8,651
WellPoint, Inc. 3.3% 1/15/23	9,384	9,409
		25,955
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,592	1,682
Pharmaceuticals - 0.2%
AbbVie, Inc. 1.75% 11/6/17	6,181	6,213
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,748
Zoetis, Inc. 3.25% 2/1/23	2,627	2,628
		10,589
TOTAL HEALTH CARE		38,226
INDUSTRIALS - 0.3%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	888	988
6.795% 2/2/20	145	153
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,605	1,736
8.36% 1/20/19	5,474	6,076
		8,953
Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.875% 4/1/21	5,850	5,909
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (e)	$ 2,984	$ 3,347
TOTAL INDUSTRIALS		18,209
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	1,194	1,205
6.55% 10/1/17	2,421	2,773
		3,978
MATERIALS - 1.4%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,654	4,985
4.25% 11/15/20	2,512	2,738
		7,723
Metals & Mining - 1.3%
Anglo American Capital PLC 4.125% 4/15/21 (b)	6,319	6,524
Barrick Gold Corp.:
3.85% 4/1/22	3,840	3,897
4.1% 5/1/23	45,332	45,981
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)	5,087	5,326
4.25% 7/17/42 (b)	1,402	1,323
4.5% 8/13/23 (b)	2,306	2,484
5.625% 10/18/43 (b)	5,742	6,630
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23	3,347	3,397
		75,562
TOTAL MATERIALS		83,285
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.9%
AT&T, Inc. 5.55% 8/15/41	27,220	31,182
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	303
CenturyLink, Inc.:
5.15% 6/15/17	528	564
6% 4/1/17	1,320	1,429
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.: - continued
6.15% 9/15/19	$ 3,260	$ 3,562
Embarq Corp.:
7.082% 6/1/16	4,231	4,654
7.995% 6/1/36	11,427	12,854
Verizon Communications, Inc.:
3.45% 3/15/21	15,886	16,477
4.5% 9/15/20	60,362	66,324
5.012% 8/21/54 (b)	40,410	42,208
6.1% 4/15/18	6,019	6,922
6.55% 9/15/43	40,272	51,917
		238,396
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV 3.125% 7/16/22	3,499	3,472
TOTAL TELECOMMUNICATION SERVICES		241,868
UTILITIES - 2.2%
Electric Utilities - 1.3%
American Electric Power Co., Inc. 2.95% 12/15/22	2,683	2,649
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	3,443	4,048
6.4% 9/15/20 (b)	9,167	10,848
Edison International 3.75% 9/15/17	3,716	3,952
FirstEnergy Corp.:
2.75% 3/15/18	8,427	8,522
4.25% 3/15/23	9,775	9,856
7.375% 11/15/31	11,243	13,663
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	10,096
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,286
Northeast Utilities 1.45% 5/1/18	1,747	1,730
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,540
PPL Capital Funding, Inc. 3.4% 6/1/23	3,758	3,794
		78,984
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	2,894	3,212
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,629
		4,841
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.8%
Dominion Resources, Inc.:
2.5341% 9/30/66 (e)	$ 10,147	$ 9,374
7.5% 6/30/66 (e)	3,654	3,954
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,286
5.25% 2/15/43	5,352	5,847
5.45% 9/15/20	1,461	1,663
5.8% 2/1/42	2,709	3,151
5.95% 6/15/41	4,935	5,884
Puget Energy, Inc.:
6% 9/1/21	6,916	8,128
6.5% 12/15/20	2,216	2,651
Sempra Energy 2.3% 4/1/17	5,159	5,286
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	4,001	4,156
		52,380
TOTAL UTILITIES		136,205
TOTAL NONCONVERTIBLE BONDS (Cost $1,794,975)		1,911,222
U.S. Treasury Obligations - 23.0%

U.S. Treasury Bonds 3.125% 8/15/44	202,770	204,639
U.S. Treasury Notes:
0.5% 8/31/16 (c)	823,830	823,895
0.875% 7/15/17	119,973	119,832
1.625% 6/30/19 (d)	250,924	251,140
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,396,586)		1,399,506
U.S. Government Agency - Mortgage Securities - 12.3%

Fannie Mae - 11.7%
2.053% 6/1/36 (e)	118	126
2.45% 2/1/35 (e)	1,943	2,083
2.458% 7/1/37 (e)	230	247
2.5% 9/1/44 (c)	3,300	3,164
3% 10/1/42 to 8/1/43	4,015	4,004
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 9/1/44 (c)	$ 96,100	$ 95,642
3.5% 8/1/42 to 8/1/43	2,375	2,449
3.5% 9/1/44 (c)	1,100	1,132
3.5% 9/1/44 (c)	500	515
3.5% 9/1/44 (c)	60,400	62,172
3.5% 9/1/44 (c)	32,600	33,556
4% 9/1/40 to 1/1/44	2,574	2,733
4% 9/1/43	777	826
4% 12/1/43	1,051	1,118
4% 1/1/44	4,166	4,430
4% 6/1/44	736	782
4% 6/1/44	6,882	7,317
4% 9/1/44 (c)	91,600	97,043
4% 9/1/44 (c)	23,400	24,790
4% 9/1/44 (c)	22,900	24,261
4% 9/1/44 (c)	23,300	24,685
4% 10/1/44 (c)	8,000	8,447
4% 10/1/44 (c)	14,900	15,733
4% 10/1/44 (c)	22,000	23,230
4% 10/1/44 (c)	23,300	24,603
4% 10/1/44 (c)	23,400	24,708
4.5% 12/1/23 to 8/1/41	3,951	4,277
4.5% 9/1/44 (c)	47,200	50,964
4.5% 9/1/44 (c)	21,400	23,107
4.5% 10/1/44 (c)	46,600	50,193
5% 10/1/21 to 10/1/41 (c)	1,648	1,798
5% 9/1/44 (c)	700	772
5% 9/1/44 (c)	20,300	22,386
5.5% 9/1/44 (c)	39,000	43,377
5.5% 10/1/44 (c)	19,700	21,877
6% 3/1/22	48	53
TOTAL FANNIE MAE		708,600
Freddie Mac - 0.4%
3.068% 10/1/35 (e)	149	160
3.5% 1/1/26 to 8/1/44	2,141	2,219
4% 6/1/24 to 3/1/42	3,205	3,409
4% 8/1/43	1,269	1,346
4% 6/1/44	1,324	1,404
4% 7/1/44	920	976
4% 7/1/44	1,675	1,777
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4% 7/1/44	$ 5,611	$ 5,952
4.5% 7/1/25 to 3/1/44	1,911	2,062
5.5% 11/1/33 to 8/1/38	348	389
6% 7/1/37 to 8/1/37	974	1,095
6.5% 9/1/39	1,132	1,269
TOTAL FREDDIE MAC		22,058
Ginnie Mae - 0.2%
3.5% 3/15/42 to 11/15/42	843	879
4% 11/20/40 to 10/15/41	3,928	4,205
4.5% 5/15/39 to 4/15/41	3,470	3,800
5% 4/15/40 to 6/20/41	2,184	2,428
5.5% 12/20/28 to 8/20/37	2,061	2,302
TOTAL GINNIE MAE		13,614
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $741,931)		744,272
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.625% 4/25/35 (e)	421	366
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.805% 3/25/34 (e)	149	148
Airspeed Ltd. Series 2007-1A Class C1, 2.655% 6/15/32 (b)(e)	5,241	3,145
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.205% 12/25/33 (e)	36	33
Series 2004-R2 Class M3, 0.98% 4/25/34 (e)	57	37
Series 2005-R2 Class M1, 0.605% 4/25/35 (e)	337	336
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.935% 3/25/34 (e)	30	29
Series 2004-W7 Class M1, 0.98% 5/25/34 (e)	808	782
Series 2006-W4 Class A2C, 0.315% 5/25/36 (e)	758	265
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.295% 12/25/36 (e)	1,140	773
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.405% 3/25/32 (MGIC Investment Corp. Insured) (e)	16	14
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.: - continued
Series 2004-3 Class M4, 1.61% 4/25/34 (e)	$ 50	$ 36
Series 2004-4 Class M2, 0.95% 6/25/34 (e)	134	126
Series 2004-7 Class AF5, 5.868% 1/25/35	2,088	2,143
Fannie Mae Series 2004-T5 Class AB3, 0.9829% 5/28/35 (e)	25	23
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (e)	231	205
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.98% 3/25/34 (e)	9	8
Fremont Home Loan Trust Series 2005-A Class M4, 1.175% 1/25/35 (e)	220	124
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (b)(e)	1,412	1,206
GE Business Loan Trust:
Series 2003-1 Class A, 0.585% 4/15/31 (b)(e)	33	32
Series 2006-2A:
Class A, 0.335% 11/15/34 (b)(e)	645	613
Class B, 0.435% 11/15/34 (b)(e)	234	215
Class C, 0.535% 11/15/34 (b)(e)	387	337
Class D, 0.905% 11/15/34 (b)(e)	185	159
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	259	12
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.475% 8/25/33 (e)	135	128
Series 2003-3 Class M1, 1.445% 8/25/33 (e)	322	312
Series 2003-5 Class A2, 0.855% 12/25/33 (e)	21	20
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.345% 1/25/37 (e)	913	568
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.285% 11/25/36 (e)	599	593
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5639% 12/27/29 (e)	160	159
Series 2006-A Class 2C, 1.3839% 3/27/42 (e)	1,605	267
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.455% 5/25/37 (e)	293	3
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.905% 7/25/34 (e)	59	47
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.13% 7/25/34 (e)	240	220
Series 2006-FM1 Class A2B, 0.265% 4/25/37 (e)	431	388
Series 2006-OPT1 Class A1A, 0.675% 6/25/35 (e)	1,102	1,052
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.835% 8/25/34 (e)	36	34
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust: - continued
Series 2004-NC8 Class M6, 2.03% 9/25/34 (e)	$ 69	$ 58
Series 2005-NC1 Class M1, 0.815% 1/25/35 (e)	253	240
Series 2005-NC2 Class B1, 1.91% 3/25/35 (e)	154	5
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.665% 9/25/35 (e)	903	838
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.03% 9/25/34 (e)	337	302
Class M4, 2.33% 9/25/34 (e)	433	265
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.955% 4/25/33 (e)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1806% 6/15/33 (e)	577	556
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.88% 9/25/34 (e)	38	31
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.015% 9/25/34 (e)	18	16
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7921% 4/6/42 (b)(e)	1,761	793
TOTAL ASSET-BACKED SECURITIES (Cost $15,779)		18,065
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
CSMC Series 2014-3R:
Class 2A1, 0.852% 5/27/37 (b)(e)	13,311	12,653
Class AA1, 0.432% 5/27/37 (b)(e)	7,409	6,852
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5706% 10/25/34 (e)	370	370
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3355% 12/20/54 (e)	2,694	2,612
Class M1, 0.4955% 12/20/54 (e)	710	687
Series 2007-1:
Class 1M1, 0.4555% 12/20/54 (e)	894	867
Class 2M1, 0.6555% 12/20/54 (e)	1,148	1,121
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6836% 1/20/44 (e)	341	361
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4718% 8/25/36 (e)	747	639
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.365% 5/25/47 (e)	322	268
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.325% 2/25/37 (e)	$ 567	$ 514
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.445% 7/25/35 (e)	844	805
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.507% 6/10/35 (b)(e)	286	262
Class B6, 3.007% 6/10/35 (b)(e)	379	352
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (e)	17	16
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5124% 4/25/33 (e)	108	109
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,582)		28,488
Commercial Mortgage Securities - 6.8%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4206% 2/14/43 (e)(g)	440	10
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7129% 5/10/45 (e)	307	311
Series 2006-3 Class A4, 5.889% 7/10/44	4,623	4,942
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,232
Series 2005-3 Class A3B, 5.09% 7/10/43 (e)	3,402	3,461
Series 2006-6 Class E, 5.619% 10/10/45 (b)	633	80
Series 2007-3:
Class A3, 5.5647% 6/10/49 (e)	1,314	1,312
Class A4, 5.5647% 6/10/49 (e)	2,283	2,489
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.43% 12/25/33 (b)(e)	32	28
Series 2005-3A:
Class A2, 0.555% 11/25/35 (b)(e)	236	209
Class M1, 0.595% 11/25/35 (b)(e)	63	47
Class M2, 0.645% 11/25/35 (b)(e)	48	35
Class M3, 0.665% 11/25/35 (b)(e)	42	31
Class M4, 0.755% 11/25/35 (b)(e)	53	36
Series 2005-4A:
Class A2, 0.545% 1/25/36 (b)(e)	582	511
Class B1, 1.555% 1/25/36 (b)(e)	34	6
Class M1, 0.605% 1/25/36 (b)(e)	188	110
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A: - continued
Class M2, 0.625% 1/25/36 (b)(e)	$ 71	$ 40
Class M3, 0.655% 1/25/36 (b)(e)	103	55
Class M4, 0.765% 1/25/36 (b)(e)	57	30
Class M5, 0.805% 1/25/36 (b)(e)	57	23
Class M6, 0.855% 1/25/36 (b)(e)	61	19
Series 2006-1:
Class A2, 0.515% 4/25/36 (b)(e)	115	101
Class M1, 0.535% 4/25/36 (b)(e)	70	49
Class M2, 0.555% 4/25/36 (b)(e)	74	50
Class M3, 0.575% 4/25/36 (b)(e)	64	47
Class M4, 0.675% 4/25/36 (b)(e)	36	26
Class M5, 0.715% 4/25/36 (b)(e)	35	21
Class M6, 0.795% 4/25/36 (b)(e)	70	48
Series 2006-2A:
Class M1, 0.465% 7/25/36 (b)(e)	104	81
Class M2, 0.485% 7/25/36 (b)(e)	74	55
Class M3, 0.505% 7/25/36 (b)(e)	61	43
Class M4, 0.575% 7/25/36 (b)(e)	70	47
Class M5, 0.625% 7/25/36 (b)(e)	51	23
Series 2006-3A Class M4, 0.585% 10/25/36 (b)(e)	48	7
Series 2006-4A:
Class A2, 0.425% 12/25/36 (b)(e)	1,741	1,434
Class M1, 0.445% 12/25/36 (b)(e)	140	95
Class M2, 0.465% 12/25/36 (b)(e)	93	41
Class M3, 0.495% 12/25/36 (b)(e)	95	40
Series 2007-1 Class A2, 0.425% 3/25/37 (b)(e)	375	273
Series 2007-2A:
Class A1, 0.425% 7/25/37 (b)(e)	1,077	935
Class A2, 0.475% 7/25/37 (b)(e)	1,008	734
Class M1, 0.525% 7/25/37 (b)(e)	344	103
Class M2, 0.565% 7/25/37 (b)(e)	224	29
Class M3, 0.645% 7/25/37 (b)(e)	227	16
Class M4, 0.805% 7/25/37 (b)(e)	7	0 *
Series 2007-3:
Class A2, 0.445% 7/25/37 (b)(e)	360	262
Class M1, 0.465% 7/25/37 (b)(e)	191	123
Class M2, 0.495% 7/25/37 (b)(e)	204	116
Class M3, 0.525% 7/25/37 (b)(e)	329	123
Class M4, 0.655% 7/25/37 (b)(e)	518	112
Class M5, 0.755% 7/25/37 (b)(e)	258	42
Series 2007-4A:
Class M1, 1.102% 9/25/37 (b)(e)	188	39
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-4A: - continued
Class M2, 1.202% 9/25/37 (b)(e)	$ 154	$ 13
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.705% 3/15/22 (b)(e)	147	147
Class J, 0.855% 3/15/22 (b)(e)	489	480
Series 2006-T22 Class A4, 5.5723% 4/12/38 (e)	132	139
Series 2007-PW18 Class X2, 0.2917% 6/11/50 (b)(e)(g)	69,628	332
Series 2007-T28 Class X2, 0.1374% 9/11/42 (b)(e)(g)	42,747	85
C-BASS Trust floater Series 2006-SC1 Class A, 0.425% 5/25/36 (b)(e)	294	285
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4379% 5/15/35 (b)(e)(g)	2,887	17
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A3, 5.293% 12/11/49	712	722
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (e)	1,223	1,182
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.005% 4/15/17 (b)(e)	100	100
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.7022% 6/15/39 (e)	10,468	11,269
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	991	1,085
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.505% 4/15/22 (b)(e)	3,907	3,830
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.463% 8/15/36 (e)(g)	58	0 *
Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(e)(g)	5	0
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.475% 2/15/22 (b)(e)	35	35
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(e)	1,677	210
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	14,466
Series 2001-1 Class X1, 1.6605% 5/15/33 (b)(e)(g)	122	0 *
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	20,333	22,000
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
Series 2007-GG11 Class A1, 0.2924% 12/10/49 (b)(e)(g)	$ 19,393	$ 0 *
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,431	2,616
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	1,300	1,325
Class DFX, 4.4065% 11/5/30 (b)	11,967	12,252
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.435% 11/15/18 (b)(e)	122	121
Class F, 0.485% 11/15/18 (b)(e)	227	221
Class G, 0.515% 11/15/18 (b)(e)	198	187
Class H, 0.655% 11/15/18 (b)(e)	190	178
sequential payer:
Series 2006-CB17:
Class A3, 5.45% 12/12/43	53	52
Class A4, 5.429% 12/12/43	4,540	4,848
Series 2007-CB18 Class A4, 5.44% 6/12/47	10,088	10,910
Series 2007-LD11 Class A4, 5.805% 6/15/49 (e)	97,451	105,967
Series 2007-CB19:
Class B, 5.7029% 2/12/49 (e)	93	34
Class C, 5.7029% 2/12/49 (e)	245	55
Class D, 5.7029% 2/12/49 (e)	257	39
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (e)	90	11
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8927% 7/15/44 (e)	3,760	4,132
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C7 Class A2, 5.3% 11/15/38	565	582
Series 2007-C7 Class XCP, 0.2789% 9/15/45 (e)(g)	77,314	56
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4208% 1/12/44 (b)(e)	953	907
Series 2007-C1 Class A4, 5.8385% 6/12/50 (e)	4,145	4,583
Series 2008-C1 Class A4, 5.69% 2/12/51	2,280	2,524
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.276% 12/12/49 (e)	54	54
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (e)	3,000	3,206
Class ASB, 5.133% 12/12/49 (e)	365	375
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-6 Class A4, 5.485% 3/12/51 (e)	$ 26,699	$ 29,001
Series 2007-7 Class A4, 5.7432% 6/12/50 (e)	5,132	5,609
Series 2006-4 Class XP, 0.6181% 12/12/49 (e)(g)	16,069	28
Series 2007-6 Class B, 5.635% 3/12/51 (e)	1,095	338
Series 2007-7 Class B, 5.7432% 6/12/50 (e)	1,409	56
Series 2007-8 Class A3, 5.8831% 8/12/49 (e)	944	1,039
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (b)(e)	227	204
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (b)(e)	629	627
Class D, 0.345% 10/15/20 (b)(e)	422	419
Class E, 0.405% 10/15/20 (b)(e)	528	522
Class F, 0.455% 10/15/20 (b)(e)	397	391
Class G, 0.495% 10/15/20 (b)(e)	491	479
Class H, 0.585% 10/15/20 (b)(e)	309	285
Class J, 0.735% 10/15/20 (b)(e)	179	147
Series 2006-T23 Class A3, 5.8054% 8/12/41 (e)	482	482
Series 2007-HQ12 Class A4, 5.5923% 4/12/49 (e)	5,793	6,054
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (e)	19,062	20,825
Class B, 5.722% 4/15/49 (e)	269	57
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	194	69
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.515% 9/15/21 (b)(e)	563	552
Class J, 0.755% 9/15/21 (b)(e)	314	301
Series 2007-WHL8:
Class F, 0.635% 6/15/20 (b)(e)	2,710	2,604
Class LXR1, 0.855% 6/15/20 (b)(e)	168	165
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	33,402
Series 2007-C31 Class A4, 5.509% 4/15/47	32,250	34,629
Series 2007-C33 Class A4, 5.9414% 2/15/51 (e)	31,702	34,383
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,116
Series 2005-C22:
Class B, 5.3703% 12/15/44 (e)	2,428	2,423
Class F, 5.3703% 12/15/44 (b)(e)	1,826	500
Series 2007-C31 Class C, 5.6724% 4/15/47 (e)	4,515	4,352
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 315	$ 315
Series 2007-C32:
Class D, 5.7453% 6/15/49 (e)	823	462
Class E, 5.7453% 6/15/49 (e)	1,297	622
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $408,398)		415,222
Municipal Securities - 2.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (e)	1,835	1,867
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,000	1,466
7.3% 10/1/39	9,330	13,491
7.5% 4/1/34	6,270	9,165
7.625% 3/1/40	2,175	3,299
Chicago Gen. Oblig.:
(Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	1,510	1,837
6.314% 1/1/44	27,600	29,244
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	640	672
5.1% 6/1/33	32,885	32,653
Series 2010-1, 6.63% 2/1/35	3,440	3,831
Series 2010-3:
6.725% 4/1/35	5,880	6,608
7.35% 7/1/35	1,925	2,252
Series 2011:
5.365% 3/1/17	195	212
5.665% 3/1/18	4,060	4,499
5.877% 3/1/19	6,925	7,745
Series 2013:
1.84% 12/1/16	4,160	4,187
3.6% 12/1/19	3,585	3,631
TOTAL MUNICIPAL SECURITIES (Cost $120,819)		126,659
Foreign Government and Government Agency Obligations - 0.7%
	Principal Amount (000s)	Value (000s)
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)	$ 6,150	$ 6,322
5.75% 9/26/23 (b)	5,628	6,120
Brazilian Federative Republic 4.25% 1/7/25	5,790	6,022
United Mexican States 3.5% 1/21/21	23,411	24,347
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $40,965)		42,811
Bank Notes - 0.1%

Discover Bank (Delaware) 3.2% 8/9/21 (Cost $8,957)	8,981	9,010
Fixed-Income Funds - 24.9%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f)	10,656,863	1,156,163
Fidelity Specialized High Income Central Fund (f)	3,306,740	356,070
TOTAL FIXED-INCOME FUNDS (Cost $1,469,235)		1,512,233
Money Market Funds - 22.3%

Fidelity Cash Central Fund, 0.11% (a) (Cost $1,351,790)	1,351,789,546	1,351,790
TOTAL INVESTMENT PORTFOLIO - 124.5% (Cost $7,373,017)		7,559,278
NET OTHER ASSETS (LIABILITIES) - (24.5)%		(1,487,629)
NET ASSETS - 100%		$ 6,071,649
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
4% 9/1/44	$ (8,000)	$ (8,475)
4% 9/1/44	(14,900)	(15,785)
4% 9/1/44	(22,000)	(23,307)
4% 9/1/44	(23,300)	(24,685)
4% 9/1/44	(23,400)	(24,790)
4% 9/1/44	(23,400)	(24,790)
4% 9/1/44	(22,900)	(24,261)
4% 9/1/44	(23,300)	(24,685)
4% 10/1/44	(24,400)	(25,764)
4.5% 9/1/44	(700)	(756)
4.5% 9/1/44	(46,600)	(50,317)
5% 9/1/44	(700)	(772)
5.5% 9/1/44	(19,700)	(21,911)
TOTAL FANNIE MAE		(270,298)
Freddie Mac
3.5% 9/1/44	(1,600)	(1,644)
TOTAL TBA SALE COMMITMENTS (Proceeds $271,804)		$ (271,942)
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	$ 6,500	$ (132)	$ (289)	$ (421)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	4,085	(81)	(215)	(296)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(125)	(480)	(605)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(125)	(412)	(537)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	3,825	(326)	39	(287)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	3,823	(325)	104	(221)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Buy Protection - continued
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	$ 5,500	$ (107)	$ (87)	$ (194)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	3,823	(74)	(137)	(211)
TOTAL BUY PROTECTION						(1,295)	(1,477)	(2,772)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch International	4.29%	50	(6)	0	(6)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley Capital Group, Inc.	5.10%	502	(466)	0	(466)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	Barclays Bank PLC	1.545%	402	(54)	0	(54)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	539	(250)	0	(250)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	Barclays Bank PLC	1.475%	381	(58)	0	(58)
TOTAL SELL PROTECTION						(834)	0	(834)
TOTAL CREDIT DEFAULT SWAPS						$ (2,129)	$ (1,477)	$ (3,606)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $290,398,000 or 4.8% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $3,043,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 128
Fidelity Mortgage Backed Securities Central Fund	23,465
Fidelity Specialized High Income Central Fund	16,278
Total	$ 39,871
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 915,654	$ 323,631	$ 110,133	$ 1,156,163	10.8%
Fidelity Specialized High Income Central Fund	278,779	66,292	-	356,070	75.0%
Total	$ 1,194,433	$ 389,923	$ 110,133	$ 1,512,233
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,911,222	$ -	$ 1,911,222	$ -
U.S. Government and Government Agency Obligations	1,399,506	-	1,399,506	-
U.S. Government Agency - Mortgage Securities	744,272	-	744,272	-
Asset-Backed Securities	18,065	-	17,267	798
Collateralized Mortgage Obligations	28,488	-	27,874	614
Commercial Mortgage Securities	415,222	-	414,802	420
Municipal Securities	126,659	-	126,659	-
Foreign Government and Government Agency Obligations	42,811	-	42,811	-
Bank Notes	9,010	-	9,010	-
Fixed-Income Funds	1,512,233	1,512,233	-	-
Money Market Funds	1,351,790	1,351,790	-	-
Total Investments in Securities:	$ 7,559,278	$ 2,864,023	$ 4,693,423	$ 1,832
Derivative Instruments:
Liabilities
Swaps	$ (2,129)	$ -	$ (2,129)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (271,942)	$ -	$ (271,942)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (2,129)
Total Value of Derivatives	$ -	$ (2,129)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,551,992)	$ 4,695,255
Fidelity Central Funds (cost $2,821,025)	2,864,023
Total Investments (cost $7,373,017)		$ 7,559,278
Cash		122
Receivable for TBA sale commitments		271,804
Receivable for swaps		5
Receivable for fund shares sold		17,419
Interest receivable		30,343
Distributions receivable from Fidelity Central Funds		50
Receivable from investment adviser for expense reductions		1
Other receivables		152
Total assets		7,879,174

Liabilities
Payable for investments purchased Regular delivery	$ 186,689
Delayed delivery	1,339,520
TBA sale commitments, at value	271,942
Payable for fund shares redeemed	3,516
Distributions payable	1,121
Bi-lateral OTC swaps, at value	2,129
Accrued management fee	1,562
Distribution and service plan fees payable	51
Other affiliated payables	725
Other payables and accrued expenses	270
Total liabilities		1,807,525

Net Assets		$ 6,071,649
Net Assets consist of:
Paid in capital		$ 6,087,428
Distributions in excess of net investment income		(2,352)
Accumulated undistributed net realized gain (loss) on investments		(195,944)
Net unrealized appreciation (depreciation) on investments		182,517
Net Assets		$ 6,071,649

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($70,066 ÷ 8,832.0 shares)	$ 7.93

Maximum offering price per share (100/96.00 of $7.93)	$ 8.26
Class T: Net Asset Value and redemption price per share ($26,707 ÷ 3,364.7 shares)	$ 7.94

Maximum offering price per share (100/96.00 of $7.94)	$ 8.27
Class B: Net Asset Value and offering price per share ($2,592 ÷ 326.3 shares)A	$ 7.94

Class C: Net Asset Value and offering price per share ($35,709 ÷ 4,495.1 shares)A	$ 7.94

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($5,519,640 ÷ 695,267.3 shares)	$ 7.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($416,935 ÷ 52,462.2 shares)	$ 7.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2014

Investment Income
Interest		$ 154,503
Income from Fidelity Central Funds		39,871
Total income		194,374

Expenses
Management fee	$ 18,361
Transfer agent fees	6,224
Distribution and service plan fees	580
Fund wide operations fee	2,237
Independent trustees' compensation	25
Miscellaneous	11
Total expenses before reductions	27,438
Expense reductions	(20)	27,418
Net investment income (loss)		166,956
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,402
Fidelity Central Funds	6,343
Futures contracts	(29)
Swaps	(10,518)
Total net realized gain (loss)		9,198
Change in net unrealized appreciation (depreciation) on: Investment securities	187,222
Futures contracts	(291)
Swaps	10,960
Delayed delivery commitments	(938)
Total change in net unrealized appreciation (depreciation)		196,953
Net gain (loss)		206,151
Net increase (decrease) in net assets resulting from operations		$ 373,107

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 166,956	$ 140,364
Net realized gain (loss)	9,198	(41,172)
Change in net unrealized appreciation (depreciation)	196,953	(247,120)
Net increase (decrease) in net assets resulting from operations	373,107	(147,928)
Distributions to shareholders from net investment income	(151,816)	(132,241)
Share transactions - net increase (decrease)	(116,184)	1,071,490
Total increase (decrease) in net assets	105,107	791,321

Net Assets
Beginning of period	5,966,542	5,175,221
End of period (including distributions in excess of net investment income of $2,352 and distributions in excess of net investment income of $3,010, respectively)	$ 6,071,649	$ 5,966,542

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.89
Income from Investment Operations
Net investment income (loss) C	.197	.152	.207	.220	.254
Net realized and unrealized gain (loss)	.270	(.350)	.315	.183	.566
Total from investment operations	.467	(.198)	.522	.403	.820
Distributions from net investment income	(.177)	(.142)	(.202)	(.213)	(.240)
Net asset value, end of period	$ 7.93	$ 7.64	$ 7.98	$ 7.66	$ 7.47
Total ReturnA, B	6.17%	(2.52)%	6.91%	5.49%	12.10%
Ratios to Average Net Assets D, F
Expenses before reductions	.78%	.77%	.78%	.78%	.77%
Expenses net of fee waivers, if any	.78%	.77%	.78%	.78%	.77%
Expenses net of all reductions	.78%	.77%	.78%	.78%	.77%
Net investment income (loss)	2.52%	1.91%	2.66%	2.94%	3.55%
Supplemental Data
Net assets, end of period (in millions)	$ 70	$ 82	$ 110	$ 101	$ 173
Portfolio turnover rateE	218%	307%	276%	275%G	174%H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.90
Income from Investment Operations
Net investment income (loss) C	.196	.150	.205	.218	.252
Net realized and unrealized gain (loss)	.280	(.349)	.314	.182	.555
Total from investment operations	.476	(.199)	.519	.400	.807
Distributions from net investment income	(.176)	(.141)	(.199)	(.210)	(.237)
Net asset value, end of period	$ 7.94	$ 7.64	$ 7.98	$ 7.66	$ 7.47
Total ReturnA, B	6.29%	(2.54)%	6.88%	5.46%	11.90%
Ratios to Average Net Assets D, F
Expenses before reductions	.79%	.79%	.81%	.81%	.80%
Expenses net of fee waivers, if any	.79%	.79%	.81%	.81%	.80%
Expenses net of all reductions	.79%	.79%	.81%	.81%	.80%
Net investment income (loss)	2.51%	1.90%	2.63%	2.91%	3.51%
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 41	$ 39	$ 38	$ 53
Portfolio turnover rateE	218%	307%	276%	275% G	174% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Income from Investment Operations
Net investment income (loss) C	.140	.094	.151	.165	.201
Net realized and unrealized gain (loss)	.270	(.350)	.314	.182	.566
Total from investment operations	.410	(.256)	.465	.347	.767
Distributions from net investment income	(.120)	(.084)	(.145)	(.157)	(.187)
Net asset value, end of period	$ 7.94	$ 7.65	$ 7.99	$ 7.67	$ 7.48
Total ReturnA, B	5.40%	(3.22)%	6.14%	4.71%	11.26%
Ratios to Average Net Assets D, F
Expenses before reductions	1.50%	1.50%	1.50%	1.51%	1.51%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.51%	1.51%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.51%	1.51%
Net investment income (loss)	1.80%	1.18%	1.94%	2.21%	2.81%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 4	$ 7	$ 8	$ 12
Portfolio turnover rateE	218%	307%	276%	275%G	174%H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Income from Investment Operations
Net investment income (loss) C	.139	.092	.149	.164	.200
Net realized and unrealized gain (loss)	.270	(.349)	.315	.182	.566
Total from investment operations	.409	(.257)	.464	.346	.766
Distributions from net investment income	(.119)	(.083)	(.144)	(.156)	(.186)
Net asset value, end of period	$ 7.94	$ 7.65	$ 7.99	$ 7.67	$ 7.48
Total ReturnA, B	5.38%	(3.24)%	6.11%	4.70%	11.24%
Ratios to Average Net Assets D, F
Expenses before reductions	1.51%	1.52%	1.52%	1.53%	1.52%
Expenses net of fee waivers, if any	1.51%	1.52%	1.52%	1.53%	1.52%
Expenses net of all reductions	1.51%	1.52%	1.52%	1.53%	1.52%
Net investment income (loss)	1.78%	1.16%	1.92%	2.19%	2.79%
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 29	$ 44	$ 31	$ 35
Portfolio turnover rateE	218%	307%	276%	275%G	174% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.65	$ 7.98	$ 7.67	$ 7.47	$ 6.90
Income from Investment Operations
Net investment income (loss) B	.222	.177	.233	.245	.277
Net realized and unrealized gain (loss)	.270	(.339)	.304	.192	.556
Total from investment operations	.492	(.162)	.537	.437	.833
Distributions from net investment income	(.202)	(.168)	(.227)	(.237)	(.263)
Net asset value, end of period	$ 7.94	$ 7.65	$ 7.98	$ 7.67	$ 7.47
Total ReturnA	6.51%	(2.08)%	7.12%	5.97%	12.29%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.85%	2.23%	2.99%	3.27%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 5,520	$ 5,395	$ 4,876	$ 4,670	$ 7,345
Portfolio turnover rateD	218%	307%	276%	275% F	174%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Portfolio turnover rate excludes securities received or delivered in-kind.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Income from Investment Operations
Net investment income (loss) B	.218	.171	.229	.240	.274
Net realized and unrealized gain (loss)	.280	(.348)	.315	.184	.565
Total from investment operations	.498	(.177)	.544	.424	.839
Distributions from net investment income	(.198)	(.163)	(.224)	(.234)	(.259)
Net asset value, end of period	$ 7.95	$ 7.65	$ 7.99	$ 7.67	$ 7.48
Total ReturnA	6.58%	(2.26)%	7.20%	5.79%	12.38%
Ratios to Average Net Assets C, E
Expenses before reductions	.51%	.52%	.50%	.48%	.50%
Expenses net of fee waivers, if any	.51%	.52%	.50%	.48%	.50%
Expenses net of all reductions	.51%	.52%	.50%	.48%	.50%
Net investment income (loss)	2.79%	2.17%	2.94%	3.24%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$ 417	$ 416	$ 100	$ 91	$ 30
Portfolio turnover rateD	218%	307%	276%	275%F	174%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Portfolio turnover rate excludes securities received or delivered in-kind.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Institutional shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

(clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 178,300
Gross unrealized depreciation	(36,140)
Net unrealized appreciation (depreciation) on securities	$ 142,160

Tax Cost	$ 7,417,118

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (141,463)
Net unrealized appreciation (depreciation) on securities and other investments	$ 138,527

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (67,932)
No expiration
Short-term	(73,531)
Total capital loss carryforward	$ (141,463)

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 151,816	$ 132,241

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

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3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (10,518)	$ 10,960
Interest Rate Risk
Futures Contracts	(29)	(291)
Totals (a)	$ (10,547)	$ 10,669

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized

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4. Derivative Instruments - continued

Swaps - continued

appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,339,264 and $1,091,906, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

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6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under the expense contract, the investment adviser pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 180	$ 5
Class T	-%	.25%	71	1
Class B	.65%	.25%	29	21
Class C	.75%	.25%	300	35
			$ 580	$ 62

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	2
Class B*	10
Class C*	3
$ 21

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 127.18
Class T	53.19
Class B	8.25
Class C	50.17
Investment Grade Bond	5,352.10
Institutional Class	634.16
	$ 6,224

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $891.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by two hundred and seventeen dollars.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $20.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Class A	$ 1,637	$ 1,790
Class T	644	676
Class B	50	60
Class C	454	393
Investment Grade Bond	138,727	121,454
Institutional Class	10,304	7,868
Total	$ 151,816	$ 132,241

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Class A
Shares sold	1,684	3,462	$ 13,133	$ 27,271
Reinvestment of distributions	187	188	1,460	1,488
Shares redeemed	(3,732)	(6,722)	(28,970)	(52,908)
Net increase (decrease)	(1,861)	(3,072)	$ (14,377)	$ (24,149)
Class T
Shares sold	772	2,510	$ 6,030	$ 19,657
Reinvestment of distributions	74	78	579	613
Shares redeemed	(2,868)	(2,056)	(22,191)	(16,216)
Net increase (decrease)	(2,022)	532	$ (15,582)	$ 4,054
Class B
Shares sold	14	110	$ 110	$ 853
Reinvestment of distributions	4	5	35	41
Shares redeemed	(280)	(355)	(2,172)	(2,798)
Net increase (decrease)	(262)	(240)	$ (2,027)	$ (1,904)
Class C
Shares sold	1,766	902	$ 13,817	$ 7,184
Reinvestment of distributions	48	41	379	323
Shares redeemed	(1,062)	(2,681)	(8,249)	(21,225)
Net increase (decrease)	752	(1,738)	$ 5,947	$ (13,718)
Investment Grade Bond
Shares sold	143,925	296,784	$ 1,122,581	$ 2,364,226
Reinvestment of distributions	16,369	14,443	127,825	114,030
Shares redeemed	(170,627)	(216,417)	(1,326,177)	(1,706,836)
Net increase (decrease)	(10,333)	94,810	$ (75,771)	$ 771,420
Institutional Class
Shares sold	10,034	50,724	$ 78,572	$ 406,004
Reinvestment of distributions	1,171	836	9,154	6,588
Shares redeemed	(13,088)	(9,750)	(102,100)	(76,805)
Net increase (decrease)	(1,883)	41,810	$ (14,374)	$ 335,787

Annual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 8.26% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $99,565,381 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGB-UANN-1014
1.784723.112

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Investment Grade Bond

Fund - Institutional Class

Annual Report

August 31, 2014

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity® Investment
Grade Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class	6.58%	5.83%	4.43%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Investment Grade Bond Fund - Institutional Class on August 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending August 31, 2014, amid continued easy monetary policy, low inflation, renewed geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 5.66%, fueled by both interest income as well as capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 9.06%, supported by solid corporate fundamentals, a low default rate and a modestly improving U.S. economy that rebounded from a first-quarter slowdown. Other yield-advantaged sectors also had strong showings, including mortgage-backed securities, which advanced 5.42%, versus only 3.57% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had an even stronger period, with The BofA Merrill LynchSM US High Yield Constrained Index returning 10.61%. International markets also fared comparatively well, driven by easy-money policies worldwide, including new accommodations from Europe and China. The Barclays® Global Aggregate Ex USD GDP Weighted Index returned 7.92%.

Comments from Jeffrey Moore, Portfolio Manager of Fidelity Advisor® Investment Grade Bond Fund: For the year ending August 31, 2014, the fund's Institutional Class shares gained 6.58%, compared with an increase of 5.66% for the Barclays® U.S. Aggregate Bond Index. The fund's corporate bond holdings did particularly well, as we benefited from a substantial overweighting in this strong-performing asset class. Also, bond picking was very good in this group. An overweighting in commercial mortgage-backed securities (CMBS) coupled with good security selection in the group also helped, as did an out-of-benchmark allocation to BB-rated bonds and investments in sovereign Mexican debt and tax-exempt bonds issued by the state of California and the city of Chicago. The biggest detractor was the composition of the fund's exposure to U.S. Treasury debt. This sector, led by 30-year securities, enjoyed a large positive total return. My decision to significantly add to the fund's Treasury weighting was, in retrospect, the right call. However, I chose to emphasize the five-year part of the yield curve more than others, and this positioning proved suboptimal. Although this middle part of the curve produced positive returns and, in fact, returned its coupon, the long end of the curve did even better, and the fund would have benefited in relative terms from more exposure there.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	.77%
Actual		$ 1,000.00	$ 1,026.60	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.78%
Actual		$ 1,000.00	$ 1,026.50	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Class B	1.48%
Actual		$ 1,000.00	$ 1,022.90	$ 7.55
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class C	1.50%
Actual		$ 1,000.00	$ 1,021.50	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,028.20	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,027.90	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
U.S. Government and U.S. Government Agency Obligations 50.3%	U.S. Government and U.S. Government Agency Obligations 49.2%
AAA 1.8%	AAA 1.9%
AA 2.7%	AA 3.7%
A 9.0%	A 10.0%
BBB 25.6%	BBB 25.8%
BB and Below 8.2%	BB and Below 7.2%
Not Rated 0.3%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2014
6 months ago
Years	6.5	7.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	5.3	5.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2014 *	As of February 28, 2014 **
Corporate Bonds 36.7%	Corporate Bonds 36.5%
U.S. Government and U.S. Government Agency Obligations 50.3%	U.S. Government and U.S. Government Agency Obligations 49.2%
Asset-Backed Securities 0.3%	Asset-Backed Securities 0.3%
CMOs and Other Mortgage Related Securities 7.3%	CMOs and Other Mortgage Related Securities 9.0%
Municipal Bonds 2.1%	Municipal Bonds 1.9%
Other Investments 1.2%	Other Investments 1.3%
Short-Term Investments and Net Other Assets (Liabilities) 2.1%	Short-Term Investments and Net Other Assets (Liabilities) 1.8%

* Foreign investments	8.7%	** Foreign investments	8.2%
* Futures and Swaps	(1.2)%	** Futures and Swaps	0.1%

A unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	$ 4,447	$ 4,743
Media - 1.9%
Comcast Corp. 5.7% 5/15/18	6,385	7,300
COX Communications, Inc. 3.25% 12/15/22 (b)	2,605	2,560
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,307
Discovery Communications LLC 3.25% 4/1/23	954	944
News America Holdings, Inc. 7.75% 12/1/45	4,525	6,751
Time Warner Cable, Inc.:
4% 9/1/21	27,833	29,871
5.85% 5/1/17	1,845	2,060
6.75% 7/1/18	5,587	6,565
8.25% 4/1/19	10,913	13,729
Time Warner, Inc.:
4.9% 6/15/42	15,000	15,720
6.2% 3/15/40	5,000	6,047
Viacom, Inc.:
2.5% 9/1/18	800	814
4.25% 9/1/23	13,340	14,044
		113,712
TOTAL CONSUMER DISCRETIONARY		118,455
CONSUMER STAPLES - 1.4%
Beverages - 0.1%
Heineken NV 2.75% 4/1/23 (b)	2,773	2,698
SABMiller Holdings, Inc. 3.75% 1/15/22 (b)	3,930	4,125
		6,823
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 4% 12/5/23	4,515	4,762
Food Products - 0.1%
ConAgra Foods, Inc.:
1.9% 1/25/18	2,478	2,478
3.2% 1/25/23	2,085	2,055
		4,533
Tobacco - 1.1%
Altria Group, Inc.:
2.85% 8/9/22	3,603	3,524
4% 1/31/24	3,444	3,583
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
4.75% 5/5/21	$ 6,000	$ 6,685
5.375% 1/31/44	5,897	6,556
9.25% 8/6/19	1,776	2,336
9.7% 11/10/18	2,882	3,740
Reynolds American, Inc.:
3.25% 11/1/22	14,892	14,579
4.75% 11/1/42	4,468	4,365
6.15% 9/15/43	2,440	2,846
6.75% 6/15/17	7,156	8,136
7.25% 6/15/37	9,654	12,315
		68,665
TOTAL CONSUMER STAPLES		84,783
ENERGY - 4.3%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (b)	4,849	5,184
5.35% 3/15/20 (b)	4,973	5,496
5.85% 5/21/43 (b)(e)	9,697	9,406
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	3,453
Transocean, Inc. 5.05% 12/15/16	3,231	3,485
		27,024
Oil, Gas & Consumable Fuels - 3.9%
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,298
2.7% 4/1/19	563	571
3.875% 3/15/23	6,006	6,145
5.6% 4/1/44	5,868	6,659
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,789	1,783
3.9% 5/15/24 (b)	1,887	1,906
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	6,093
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,892
Nakilat, Inc. 6.067% 12/31/33 (b)	2,634	2,963
Petro-Canada 6.05% 5/15/18	1,963	2,254
Petrobras Global Finance BV:
4.375% 5/20/23	30,470	30,064
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV: - continued
5.625% 5/20/43	$ 6,485	$ 6,290
7.25% 3/17/44	17,501	20,550
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	9,321	9,827
Petroleos Mexicanos:
4.875% 1/18/24 (b)	4,376	4,761
5.5% 6/27/44	38,697	41,977
6.375% 1/23/45 (b)	13,790	16,686
6.5% 6/2/41	19,664	23,990
Phillips 66 Co. 4.3% 4/1/22	4,638	5,026
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	805
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,790
Spectra Energy Partners, LP:
2.95% 9/25/18	1,066	1,105
4.6% 6/15/21	1,124	1,233
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,683
4.55% 6/24/24	15,901	16,015
Western Gas Partners LP 5.375% 6/1/21	6,966	7,918
Williams Partners LP:
4.125% 11/15/20	1,029	1,095
4.3% 3/4/24	4,326	4,526
		234,905
TOTAL ENERGY		261,929
FINANCIALS - 15.2%
Banks - 6.1%
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (b)	6,280	6,437
Bank of America Corp.:
3.3% 1/11/23	26,509	26,292
3.875% 3/22/17	3,343	3,549
4.1% 7/24/23	6,196	6,471
5.65% 5/1/18	3,745	4,212
5.75% 12/1/17	9,833	11,029
5.875% 1/5/21	2,580	3,009
Bank of America NA 5.3% 3/15/17	3,698	4,033
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Barclays Bank PLC 2.5% 2/20/19	$ 3,600	$ 3,658
Capital One NA 2.95% 7/23/21	8,151	8,164
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,198
4.05% 7/30/22	2,865	2,953
4.5% 1/14/22	6,932	7,574
5.3% 5/6/44	11,751	12,613
5.5% 9/13/25	2,420	2,712
6.125% 5/15/18	3,326	3,815
Credit Suisse AG 6% 2/15/18	8,864	10,010
Discover Bank:
4.2% 8/8/23	4,147	4,367
7% 4/15/20	6,703	8,031
8.7% 11/18/19	1,409	1,774
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,235
8.25% 3/1/38	2,385	3,585
HBOS PLC 6.75% 5/21/18 (b)	3,056	3,502
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,231
5.25% 3/14/44	2,255	2,486
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,923
JPMorgan Chase & Co.:
2.35% 1/28/19	5,247	5,298
3.2% 1/25/23	13,623	13,575
3.25% 9/23/22	25,741	25,899
4.25% 10/15/20	2,763	2,989
4.35% 8/15/21	18,417	19,994
4.5% 1/24/22	4,927	5,399
4.625% 5/10/21	2,717	3,005
4.95% 3/25/20	11,055	12,384
KeyBank NA 6.95% 2/1/28	1,344	1,727
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,465
Regions Bank:
6.45% 6/26/37	9,230	11,004
7.5% 5/15/18	18,321	21,619
Regions Financial Corp. 2% 5/15/18	6,934	6,904
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	23,990	24,471
6% 12/19/23	25,238	27,439
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC: - continued
6.1% 6/10/23	$ 8,465	$ 9,242
6.125% 12/15/22	13,328	14,576
Wells Fargo & Co. 4.48% 1/16/24	4,327	4,640
		370,493
Capital Markets - 2.9%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,258	2,359
Goldman Sachs Group, Inc.:
1.748% 9/15/17	17,322	17,319
2.625% 1/31/19	13,825	13,993
2.9% 7/19/18	9,276	9,539
5.25% 7/27/21	5,652	6,370
5.75% 1/24/22	7,392	8,580
5.95% 1/18/18	4,817	5,436
6.75% 10/1/37	15,413	19,027
Lazard Group LLC:
4.25% 11/14/20	2,996	3,158
6.85% 6/15/17	2,464	2,794
Morgan Stanley:
2.125% 4/25/18	9,946	10,006
2.375% 7/23/19	12,012	11,986
3.75% 2/25/23	8,227	8,445
4.875% 11/1/22	14,515	15,681
5% 11/24/25	12,124	13,020
5.75% 1/25/21	10,138	11,772
6.625% 4/1/18	7,981	9,241
7.3% 5/13/19	4,777	5,780
		174,506
Consumer Finance - 0.6%
Discover Financial Services:
3.85% 11/21/22	4,866	4,984
5.2% 4/27/22	4,096	4,551
General Electric Capital Corp.:
4.625% 1/7/21	5,729	6,413
4.65% 10/17/21	2,325	2,605
Hyundai Capital America:
1.625% 10/2/15 (b)	1,673	1,686
1.875% 8/9/16 (b)	1,594	1,616
2.125% 10/2/17 (b)	1,850	1,875
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Synchrony Financial:
1.875% 8/15/17	$ 1,427	$ 1,438
3% 8/15/19	2,095	2,125
3.75% 8/15/21	3,164	3,229
4.25% 8/15/24	3,185	3,261
		33,783
Diversified Financial Services - 0.3%
BP Capital Markets PLC 4.5% 10/1/20	2,611	2,881
Five Corners Funding Trust 4.419% 11/15/23 (b)	5,900	6,298
ING Bank NV 5.8% 9/25/23 (b)	2,826	3,209
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	5,760	5,849
TECO Finance, Inc. 5.15% 3/15/20	2,067	2,327
		20,564
Insurance - 1.3%
AIA Group Ltd. 2.25% 3/11/19 (b)	1,290	1,290
American International Group, Inc.:
2.3% 7/16/19	2,839	2,850
4.875% 6/1/22	1,895	2,127
5.6% 10/18/16	5,665	6,191
Aon Corp. 5% 9/30/20	2,135	2,403
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(e)	10,398	10,762
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,678
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	5,273	5,830
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,278
MetLife, Inc. 4.368% 9/15/23	5,202	5,669
Metropolitan Life Global Funding I 3% 1/10/23 (b)	4,260	4,275
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	4,853	7,648
Pacific LifeCorp:
5.125% 1/30/43 (b)	8,278	8,824
6% 2/10/20 (b)	422	484
Prudential Financial, Inc. 4.5% 11/16/21	2,796	3,073
Symetra Financial Corp. 6.125% 4/1/16 (b)	4,900	5,226
Unum Group 5.625% 9/15/20	4,155	4,759
		81,367
Real Estate Investment Trusts - 2.2%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,267	1,270
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Alexandria Real Estate Equities, Inc.: - continued
4.6% 4/1/22	$ 1,475	$ 1,571
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,865
AvalonBay Communities, Inc.:
3.625% 10/1/20	2,721	2,867
4.2% 12/15/23	5,842	6,253
Boston Properties, Inc. 3.85% 2/1/23	5,875	6,116
Camden Property Trust:
2.95% 12/15/22	2,605	2,541
4.25% 1/15/24	4,889	5,176
DDR Corp.:
4.75% 4/15/18	4,483	4,858
7.5% 4/1/17	2,623	3,000
9.625% 3/15/16	5,988	6,772
Developers Diversified Realty Corp. 4.625% 7/15/22	9,008	9,656
Duke Realty LP:
3.625% 4/15/23	3,352	3,340
3.875% 10/15/22	9,433	9,679
4.375% 6/15/22	2,822	2,986
5.5% 3/1/16	5,038	5,361
5.95% 2/15/17	1,536	1,694
6.5% 1/15/18	5,065	5,759
Equity One, Inc.:
3.75% 11/15/22	12,000	12,055
5.375% 10/15/15	585	613
6% 9/15/17	3,423	3,804
6.25% 1/15/17	2,422	2,671
Federal Realty Investment Trust:
5.9% 4/1/20	1,389	1,616
6.2% 1/15/17	1,215	1,354
Health Care REIT, Inc.:
2.25% 3/15/18	2,776	2,813
4.7% 9/15/17	832	907
Highwoods/Forsyth LP 3.2% 6/15/21	3,528	3,504
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,056
6.65% 1/15/18	2,600	2,883
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,094
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (b)	1,915	1,978
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Retail Opportunity Investments Partnership LP 5% 12/15/23	$ 1,073	$ 1,155
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,766
Weingarten Realty Investors 3.375% 10/15/22	990	996
WP Carey, Inc. 4.6% 4/1/24	11,566	12,083
		135,112
Real Estate Management & Development - 1.8%
BioMed Realty LP:
2.625% 5/1/19	2,024	2,025
3.85% 4/15/16	5,000	5,227
4.25% 7/15/22	2,226	2,315
6.125% 4/15/20	1,872	2,164
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,822
4.95% 4/15/18	4,806	5,206
5.7% 5/1/17	2,243	2,455
7.5% 5/15/15	805	842
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,727
ERP Operating LP:
2.375% 7/1/19	3,900	3,921
4.625% 12/15/21	7,320	8,121
Essex Portfolio LP 3.875% 5/1/24	4,176	4,272
Liberty Property LP:
3.375% 6/15/23	3,567	3,504
4.125% 6/15/22	2,421	2,540
5.5% 12/15/16	3,158	3,438
6.625% 10/1/17	3,709	4,225
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,629
3.15% 5/15/23	7,757	7,046
4.5% 4/18/22	1,473	1,496
Mid-America Apartments LP:
4.3% 10/15/23	1,200	1,267
5.5% 10/1/15	5,995	6,292
6.05% 9/1/16	4,436	4,827
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,072
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,309
Regency Centers LP 5.25% 8/1/15	2,315	2,410
Tanger Properties LP:
3.875% 12/1/23	2,574	2,639
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.125% 6/1/20	$ 4,725	$ 5,505
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,018	2,163
		108,459
TOTAL FINANCIALS		924,284
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.4%
Express Scripts Holding Co. 4.75% 11/15/21	6,337	7,048
UnitedHealth Group, Inc.:
2.75% 2/15/23	865	847
2.875% 3/15/23	8,722	8,651
WellPoint, Inc. 3.3% 1/15/23	9,384	9,409
		25,955
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,592	1,682
Pharmaceuticals - 0.2%
AbbVie, Inc. 1.75% 11/6/17	6,181	6,213
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,748
Zoetis, Inc. 3.25% 2/1/23	2,627	2,628
		10,589
TOTAL HEALTH CARE		38,226
INDUSTRIALS - 0.3%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	888	988
6.795% 2/2/20	145	153
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,605	1,736
8.36% 1/20/19	5,474	6,076
		8,953
Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.875% 4/1/21	5,850	5,909
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (e)	$ 2,984	$ 3,347
TOTAL INDUSTRIALS		18,209
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	1,194	1,205
6.55% 10/1/17	2,421	2,773
		3,978
MATERIALS - 1.4%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,654	4,985
4.25% 11/15/20	2,512	2,738
		7,723
Metals & Mining - 1.3%
Anglo American Capital PLC 4.125% 4/15/21 (b)	6,319	6,524
Barrick Gold Corp.:
3.85% 4/1/22	3,840	3,897
4.1% 5/1/23	45,332	45,981
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)	5,087	5,326
4.25% 7/17/42 (b)	1,402	1,323
4.5% 8/13/23 (b)	2,306	2,484
5.625% 10/18/43 (b)	5,742	6,630
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23	3,347	3,397
		75,562
TOTAL MATERIALS		83,285
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.9%
AT&T, Inc. 5.55% 8/15/41	27,220	31,182
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	303
CenturyLink, Inc.:
5.15% 6/15/17	528	564
6% 4/1/17	1,320	1,429
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.: - continued
6.15% 9/15/19	$ 3,260	$ 3,562
Embarq Corp.:
7.082% 6/1/16	4,231	4,654
7.995% 6/1/36	11,427	12,854
Verizon Communications, Inc.:
3.45% 3/15/21	15,886	16,477
4.5% 9/15/20	60,362	66,324
5.012% 8/21/54 (b)	40,410	42,208
6.1% 4/15/18	6,019	6,922
6.55% 9/15/43	40,272	51,917
		238,396
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV 3.125% 7/16/22	3,499	3,472
TOTAL TELECOMMUNICATION SERVICES		241,868
UTILITIES - 2.2%
Electric Utilities - 1.3%
American Electric Power Co., Inc. 2.95% 12/15/22	2,683	2,649
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	3,443	4,048
6.4% 9/15/20 (b)	9,167	10,848
Edison International 3.75% 9/15/17	3,716	3,952
FirstEnergy Corp.:
2.75% 3/15/18	8,427	8,522
4.25% 3/15/23	9,775	9,856
7.375% 11/15/31	11,243	13,663
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	10,096
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,286
Northeast Utilities 1.45% 5/1/18	1,747	1,730
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,540
PPL Capital Funding, Inc. 3.4% 6/1/23	3,758	3,794
		78,984
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	2,894	3,212
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,629
		4,841
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.8%
Dominion Resources, Inc.:
2.5341% 9/30/66 (e)	$ 10,147	$ 9,374
7.5% 6/30/66 (e)	3,654	3,954
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,286
5.25% 2/15/43	5,352	5,847
5.45% 9/15/20	1,461	1,663
5.8% 2/1/42	2,709	3,151
5.95% 6/15/41	4,935	5,884
Puget Energy, Inc.:
6% 9/1/21	6,916	8,128
6.5% 12/15/20	2,216	2,651
Sempra Energy 2.3% 4/1/17	5,159	5,286
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	4,001	4,156
		52,380
TOTAL UTILITIES		136,205
TOTAL NONCONVERTIBLE BONDS (Cost $1,794,975)		1,911,222
U.S. Treasury Obligations - 23.0%

U.S. Treasury Bonds 3.125% 8/15/44	202,770	204,639
U.S. Treasury Notes:
0.5% 8/31/16 (c)	823,830	823,895
0.875% 7/15/17	119,973	119,832
1.625% 6/30/19 (d)	250,924	251,140
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,396,586)		1,399,506
U.S. Government Agency - Mortgage Securities - 12.3%

Fannie Mae - 11.7%
2.053% 6/1/36 (e)	118	126
2.45% 2/1/35 (e)	1,943	2,083
2.458% 7/1/37 (e)	230	247
2.5% 9/1/44 (c)	3,300	3,164
3% 10/1/42 to 8/1/43	4,015	4,004
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 9/1/44 (c)	$ 96,100	$ 95,642
3.5% 8/1/42 to 8/1/43	2,375	2,449
3.5% 9/1/44 (c)	1,100	1,132
3.5% 9/1/44 (c)	500	515
3.5% 9/1/44 (c)	60,400	62,172
3.5% 9/1/44 (c)	32,600	33,556
4% 9/1/40 to 1/1/44	2,574	2,733
4% 9/1/43	777	826
4% 12/1/43	1,051	1,118
4% 1/1/44	4,166	4,430
4% 6/1/44	736	782
4% 6/1/44	6,882	7,317
4% 9/1/44 (c)	91,600	97,043
4% 9/1/44 (c)	23,400	24,790
4% 9/1/44 (c)	22,900	24,261
4% 9/1/44 (c)	23,300	24,685
4% 10/1/44 (c)	8,000	8,447
4% 10/1/44 (c)	14,900	15,733
4% 10/1/44 (c)	22,000	23,230
4% 10/1/44 (c)	23,300	24,603
4% 10/1/44 (c)	23,400	24,708
4.5% 12/1/23 to 8/1/41	3,951	4,277
4.5% 9/1/44 (c)	47,200	50,964
4.5% 9/1/44 (c)	21,400	23,107
4.5% 10/1/44 (c)	46,600	50,193
5% 10/1/21 to 10/1/41 (c)	1,648	1,798
5% 9/1/44 (c)	700	772
5% 9/1/44 (c)	20,300	22,386
5.5% 9/1/44 (c)	39,000	43,377
5.5% 10/1/44 (c)	19,700	21,877
6% 3/1/22	48	53
TOTAL FANNIE MAE		708,600
Freddie Mac - 0.4%
3.068% 10/1/35 (e)	149	160
3.5% 1/1/26 to 8/1/44	2,141	2,219
4% 6/1/24 to 3/1/42	3,205	3,409
4% 8/1/43	1,269	1,346
4% 6/1/44	1,324	1,404
4% 7/1/44	920	976
4% 7/1/44	1,675	1,777
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4% 7/1/44	$ 5,611	$ 5,952
4.5% 7/1/25 to 3/1/44	1,911	2,062
5.5% 11/1/33 to 8/1/38	348	389
6% 7/1/37 to 8/1/37	974	1,095
6.5% 9/1/39	1,132	1,269
TOTAL FREDDIE MAC		22,058
Ginnie Mae - 0.2%
3.5% 3/15/42 to 11/15/42	843	879
4% 11/20/40 to 10/15/41	3,928	4,205
4.5% 5/15/39 to 4/15/41	3,470	3,800
5% 4/15/40 to 6/20/41	2,184	2,428
5.5% 12/20/28 to 8/20/37	2,061	2,302
TOTAL GINNIE MAE		13,614
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $741,931)		744,272
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.625% 4/25/35 (e)	421	366
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.805% 3/25/34 (e)	149	148
Airspeed Ltd. Series 2007-1A Class C1, 2.655% 6/15/32 (b)(e)	5,241	3,145
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.205% 12/25/33 (e)	36	33
Series 2004-R2 Class M3, 0.98% 4/25/34 (e)	57	37
Series 2005-R2 Class M1, 0.605% 4/25/35 (e)	337	336
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.935% 3/25/34 (e)	30	29
Series 2004-W7 Class M1, 0.98% 5/25/34 (e)	808	782
Series 2006-W4 Class A2C, 0.315% 5/25/36 (e)	758	265
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.295% 12/25/36 (e)	1,140	773
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.405% 3/25/32 (MGIC Investment Corp. Insured) (e)	16	14
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.: - continued
Series 2004-3 Class M4, 1.61% 4/25/34 (e)	$ 50	$ 36
Series 2004-4 Class M2, 0.95% 6/25/34 (e)	134	126
Series 2004-7 Class AF5, 5.868% 1/25/35	2,088	2,143
Fannie Mae Series 2004-T5 Class AB3, 0.9829% 5/28/35 (e)	25	23
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (e)	231	205
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.98% 3/25/34 (e)	9	8
Fremont Home Loan Trust Series 2005-A Class M4, 1.175% 1/25/35 (e)	220	124
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (b)(e)	1,412	1,206
GE Business Loan Trust:
Series 2003-1 Class A, 0.585% 4/15/31 (b)(e)	33	32
Series 2006-2A:
Class A, 0.335% 11/15/34 (b)(e)	645	613
Class B, 0.435% 11/15/34 (b)(e)	234	215
Class C, 0.535% 11/15/34 (b)(e)	387	337
Class D, 0.905% 11/15/34 (b)(e)	185	159
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	259	12
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.475% 8/25/33 (e)	135	128
Series 2003-3 Class M1, 1.445% 8/25/33 (e)	322	312
Series 2003-5 Class A2, 0.855% 12/25/33 (e)	21	20
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.345% 1/25/37 (e)	913	568
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.285% 11/25/36 (e)	599	593
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5639% 12/27/29 (e)	160	159
Series 2006-A Class 2C, 1.3839% 3/27/42 (e)	1,605	267
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.455% 5/25/37 (e)	293	3
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.905% 7/25/34 (e)	59	47
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.13% 7/25/34 (e)	240	220
Series 2006-FM1 Class A2B, 0.265% 4/25/37 (e)	431	388
Series 2006-OPT1 Class A1A, 0.675% 6/25/35 (e)	1,102	1,052
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.835% 8/25/34 (e)	36	34
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust: - continued
Series 2004-NC8 Class M6, 2.03% 9/25/34 (e)	$ 69	$ 58
Series 2005-NC1 Class M1, 0.815% 1/25/35 (e)	253	240
Series 2005-NC2 Class B1, 1.91% 3/25/35 (e)	154	5
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.665% 9/25/35 (e)	903	838
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.03% 9/25/34 (e)	337	302
Class M4, 2.33% 9/25/34 (e)	433	265
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.955% 4/25/33 (e)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1806% 6/15/33 (e)	577	556
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.88% 9/25/34 (e)	38	31
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.015% 9/25/34 (e)	18	16
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7921% 4/6/42 (b)(e)	1,761	793
TOTAL ASSET-BACKED SECURITIES (Cost $15,779)		18,065
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
CSMC Series 2014-3R:
Class 2A1, 0.852% 5/27/37 (b)(e)	13,311	12,653
Class AA1, 0.432% 5/27/37 (b)(e)	7,409	6,852
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5706% 10/25/34 (e)	370	370
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3355% 12/20/54 (e)	2,694	2,612
Class M1, 0.4955% 12/20/54 (e)	710	687
Series 2007-1:
Class 1M1, 0.4555% 12/20/54 (e)	894	867
Class 2M1, 0.6555% 12/20/54 (e)	1,148	1,121
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6836% 1/20/44 (e)	341	361
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4718% 8/25/36 (e)	747	639
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.365% 5/25/47 (e)	322	268
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.325% 2/25/37 (e)	$ 567	$ 514
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.445% 7/25/35 (e)	844	805
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.507% 6/10/35 (b)(e)	286	262
Class B6, 3.007% 6/10/35 (b)(e)	379	352
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (e)	17	16
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5124% 4/25/33 (e)	108	109
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,582)		28,488
Commercial Mortgage Securities - 6.8%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4206% 2/14/43 (e)(g)	440	10
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7129% 5/10/45 (e)	307	311
Series 2006-3 Class A4, 5.889% 7/10/44	4,623	4,942
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,232
Series 2005-3 Class A3B, 5.09% 7/10/43 (e)	3,402	3,461
Series 2006-6 Class E, 5.619% 10/10/45 (b)	633	80
Series 2007-3:
Class A3, 5.5647% 6/10/49 (e)	1,314	1,312
Class A4, 5.5647% 6/10/49 (e)	2,283	2,489
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.43% 12/25/33 (b)(e)	32	28
Series 2005-3A:
Class A2, 0.555% 11/25/35 (b)(e)	236	209
Class M1, 0.595% 11/25/35 (b)(e)	63	47
Class M2, 0.645% 11/25/35 (b)(e)	48	35
Class M3, 0.665% 11/25/35 (b)(e)	42	31
Class M4, 0.755% 11/25/35 (b)(e)	53	36
Series 2005-4A:
Class A2, 0.545% 1/25/36 (b)(e)	582	511
Class B1, 1.555% 1/25/36 (b)(e)	34	6
Class M1, 0.605% 1/25/36 (b)(e)	188	110
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A: - continued
Class M2, 0.625% 1/25/36 (b)(e)	$ 71	$ 40
Class M3, 0.655% 1/25/36 (b)(e)	103	55
Class M4, 0.765% 1/25/36 (b)(e)	57	30
Class M5, 0.805% 1/25/36 (b)(e)	57	23
Class M6, 0.855% 1/25/36 (b)(e)	61	19
Series 2006-1:
Class A2, 0.515% 4/25/36 (b)(e)	115	101
Class M1, 0.535% 4/25/36 (b)(e)	70	49
Class M2, 0.555% 4/25/36 (b)(e)	74	50
Class M3, 0.575% 4/25/36 (b)(e)	64	47
Class M4, 0.675% 4/25/36 (b)(e)	36	26
Class M5, 0.715% 4/25/36 (b)(e)	35	21
Class M6, 0.795% 4/25/36 (b)(e)	70	48
Series 2006-2A:
Class M1, 0.465% 7/25/36 (b)(e)	104	81
Class M2, 0.485% 7/25/36 (b)(e)	74	55
Class M3, 0.505% 7/25/36 (b)(e)	61	43
Class M4, 0.575% 7/25/36 (b)(e)	70	47
Class M5, 0.625% 7/25/36 (b)(e)	51	23
Series 2006-3A Class M4, 0.585% 10/25/36 (b)(e)	48	7
Series 2006-4A:
Class A2, 0.425% 12/25/36 (b)(e)	1,741	1,434
Class M1, 0.445% 12/25/36 (b)(e)	140	95
Class M2, 0.465% 12/25/36 (b)(e)	93	41
Class M3, 0.495% 12/25/36 (b)(e)	95	40
Series 2007-1 Class A2, 0.425% 3/25/37 (b)(e)	375	273
Series 2007-2A:
Class A1, 0.425% 7/25/37 (b)(e)	1,077	935
Class A2, 0.475% 7/25/37 (b)(e)	1,008	734
Class M1, 0.525% 7/25/37 (b)(e)	344	103
Class M2, 0.565% 7/25/37 (b)(e)	224	29
Class M3, 0.645% 7/25/37 (b)(e)	227	16
Class M4, 0.805% 7/25/37 (b)(e)	7	0 *
Series 2007-3:
Class A2, 0.445% 7/25/37 (b)(e)	360	262
Class M1, 0.465% 7/25/37 (b)(e)	191	123
Class M2, 0.495% 7/25/37 (b)(e)	204	116
Class M3, 0.525% 7/25/37 (b)(e)	329	123
Class M4, 0.655% 7/25/37 (b)(e)	518	112
Class M5, 0.755% 7/25/37 (b)(e)	258	42
Series 2007-4A:
Class M1, 1.102% 9/25/37 (b)(e)	188	39
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-4A: - continued
Class M2, 1.202% 9/25/37 (b)(e)	$ 154	$ 13
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.705% 3/15/22 (b)(e)	147	147
Class J, 0.855% 3/15/22 (b)(e)	489	480
Series 2006-T22 Class A4, 5.5723% 4/12/38 (e)	132	139
Series 2007-PW18 Class X2, 0.2917% 6/11/50 (b)(e)(g)	69,628	332
Series 2007-T28 Class X2, 0.1374% 9/11/42 (b)(e)(g)	42,747	85
C-BASS Trust floater Series 2006-SC1 Class A, 0.425% 5/25/36 (b)(e)	294	285
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4379% 5/15/35 (b)(e)(g)	2,887	17
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A3, 5.293% 12/11/49	712	722
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (e)	1,223	1,182
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.005% 4/15/17 (b)(e)	100	100
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.7022% 6/15/39 (e)	10,468	11,269
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	991	1,085
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.505% 4/15/22 (b)(e)	3,907	3,830
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.463% 8/15/36 (e)(g)	58	0 *
Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(e)(g)	5	0
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.475% 2/15/22 (b)(e)	35	35
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(e)	1,677	210
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	14,466
Series 2001-1 Class X1, 1.6605% 5/15/33 (b)(e)(g)	122	0 *
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	20,333	22,000
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
Series 2007-GG11 Class A1, 0.2924% 12/10/49 (b)(e)(g)	$ 19,393	$ 0 *
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,431	2,616
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	1,300	1,325
Class DFX, 4.4065% 11/5/30 (b)	11,967	12,252
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.435% 11/15/18 (b)(e)	122	121
Class F, 0.485% 11/15/18 (b)(e)	227	221
Class G, 0.515% 11/15/18 (b)(e)	198	187
Class H, 0.655% 11/15/18 (b)(e)	190	178
sequential payer:
Series 2006-CB17:
Class A3, 5.45% 12/12/43	53	52
Class A4, 5.429% 12/12/43	4,540	4,848
Series 2007-CB18 Class A4, 5.44% 6/12/47	10,088	10,910
Series 2007-LD11 Class A4, 5.805% 6/15/49 (e)	97,451	105,967
Series 2007-CB19:
Class B, 5.7029% 2/12/49 (e)	93	34
Class C, 5.7029% 2/12/49 (e)	245	55
Class D, 5.7029% 2/12/49 (e)	257	39
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (e)	90	11
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8927% 7/15/44 (e)	3,760	4,132
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C7 Class A2, 5.3% 11/15/38	565	582
Series 2007-C7 Class XCP, 0.2789% 9/15/45 (e)(g)	77,314	56
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4208% 1/12/44 (b)(e)	953	907
Series 2007-C1 Class A4, 5.8385% 6/12/50 (e)	4,145	4,583
Series 2008-C1 Class A4, 5.69% 2/12/51	2,280	2,524
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.276% 12/12/49 (e)	54	54
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (e)	3,000	3,206
Class ASB, 5.133% 12/12/49 (e)	365	375
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-6 Class A4, 5.485% 3/12/51 (e)	$ 26,699	$ 29,001
Series 2007-7 Class A4, 5.7432% 6/12/50 (e)	5,132	5,609
Series 2006-4 Class XP, 0.6181% 12/12/49 (e)(g)	16,069	28
Series 2007-6 Class B, 5.635% 3/12/51 (e)	1,095	338
Series 2007-7 Class B, 5.7432% 6/12/50 (e)	1,409	56
Series 2007-8 Class A3, 5.8831% 8/12/49 (e)	944	1,039
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (b)(e)	227	204
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (b)(e)	629	627
Class D, 0.345% 10/15/20 (b)(e)	422	419
Class E, 0.405% 10/15/20 (b)(e)	528	522
Class F, 0.455% 10/15/20 (b)(e)	397	391
Class G, 0.495% 10/15/20 (b)(e)	491	479
Class H, 0.585% 10/15/20 (b)(e)	309	285
Class J, 0.735% 10/15/20 (b)(e)	179	147
Series 2006-T23 Class A3, 5.8054% 8/12/41 (e)	482	482
Series 2007-HQ12 Class A4, 5.5923% 4/12/49 (e)	5,793	6,054
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (e)	19,062	20,825
Class B, 5.722% 4/15/49 (e)	269	57
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	194	69
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.515% 9/15/21 (b)(e)	563	552
Class J, 0.755% 9/15/21 (b)(e)	314	301
Series 2007-WHL8:
Class F, 0.635% 6/15/20 (b)(e)	2,710	2,604
Class LXR1, 0.855% 6/15/20 (b)(e)	168	165
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	33,402
Series 2007-C31 Class A4, 5.509% 4/15/47	32,250	34,629
Series 2007-C33 Class A4, 5.9414% 2/15/51 (e)	31,702	34,383
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,116
Series 2005-C22:
Class B, 5.3703% 12/15/44 (e)	2,428	2,423
Class F, 5.3703% 12/15/44 (b)(e)	1,826	500
Series 2007-C31 Class C, 5.6724% 4/15/47 (e)	4,515	4,352
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 315	$ 315
Series 2007-C32:
Class D, 5.7453% 6/15/49 (e)	823	462
Class E, 5.7453% 6/15/49 (e)	1,297	622
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $408,398)		415,222
Municipal Securities - 2.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (e)	1,835	1,867
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,000	1,466
7.3% 10/1/39	9,330	13,491
7.5% 4/1/34	6,270	9,165
7.625% 3/1/40	2,175	3,299
Chicago Gen. Oblig.:
(Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	1,510	1,837
6.314% 1/1/44	27,600	29,244
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	640	672
5.1% 6/1/33	32,885	32,653
Series 2010-1, 6.63% 2/1/35	3,440	3,831
Series 2010-3:
6.725% 4/1/35	5,880	6,608
7.35% 7/1/35	1,925	2,252
Series 2011:
5.365% 3/1/17	195	212
5.665% 3/1/18	4,060	4,499
5.877% 3/1/19	6,925	7,745
Series 2013:
1.84% 12/1/16	4,160	4,187
3.6% 12/1/19	3,585	3,631
TOTAL MUNICIPAL SECURITIES (Cost $120,819)		126,659
Foreign Government and Government Agency Obligations - 0.7%
	Principal Amount (000s)	Value (000s)
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)	$ 6,150	$ 6,322
5.75% 9/26/23 (b)	5,628	6,120
Brazilian Federative Republic 4.25% 1/7/25	5,790	6,022
United Mexican States 3.5% 1/21/21	23,411	24,347
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $40,965)		42,811
Bank Notes - 0.1%

Discover Bank (Delaware) 3.2% 8/9/21 (Cost $8,957)	8,981	9,010
Fixed-Income Funds - 24.9%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f)	10,656,863	1,156,163
Fidelity Specialized High Income Central Fund (f)	3,306,740	356,070
TOTAL FIXED-INCOME FUNDS (Cost $1,469,235)		1,512,233
Money Market Funds - 22.3%

Fidelity Cash Central Fund, 0.11% (a) (Cost $1,351,790)	1,351,789,546	1,351,790
TOTAL INVESTMENT PORTFOLIO - 124.5% (Cost $7,373,017)		7,559,278
NET OTHER ASSETS (LIABILITIES) - (24.5)%		(1,487,629)
NET ASSETS - 100%		$ 6,071,649
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
4% 9/1/44	$ (8,000)	$ (8,475)
4% 9/1/44	(14,900)	(15,785)
4% 9/1/44	(22,000)	(23,307)
4% 9/1/44	(23,300)	(24,685)
4% 9/1/44	(23,400)	(24,790)
4% 9/1/44	(23,400)	(24,790)
4% 9/1/44	(22,900)	(24,261)
4% 9/1/44	(23,300)	(24,685)
4% 10/1/44	(24,400)	(25,764)
4.5% 9/1/44	(700)	(756)
4.5% 9/1/44	(46,600)	(50,317)
5% 9/1/44	(700)	(772)
5.5% 9/1/44	(19,700)	(21,911)
TOTAL FANNIE MAE		(270,298)
Freddie Mac
3.5% 9/1/44	(1,600)	(1,644)
TOTAL TBA SALE COMMITMENTS (Proceeds $271,804)		$ (271,942)
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	$ 6,500	$ (132)	$ (289)	$ (421)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	4,085	(81)	(215)	(296)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(125)	(480)	(605)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500	(125)	(412)	(537)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	3,825	(326)	39	(287)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	3,823	(325)	104	(221)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Buy Protection - continued
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	$ 5,500	$ (107)	$ (87)	$ (194)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	3,823	(74)	(137)	(211)
TOTAL BUY PROTECTION						(1,295)	(1,477)	(2,772)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch International	4.29%	50	(6)	0	(6)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley Capital Group, Inc.	5.10%	502	(466)	0	(466)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	Barclays Bank PLC	1.545%	402	(54)	0	(54)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	539	(250)	0	(250)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	Barclays Bank PLC	1.475%	381	(58)	0	(58)
TOTAL SELL PROTECTION						(834)	0	(834)
TOTAL CREDIT DEFAULT SWAPS						$ (2,129)	$ (1,477)	$ (3,606)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $290,398,000 or 4.8% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $3,043,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 128
Fidelity Mortgage Backed Securities Central Fund	23,465
Fidelity Specialized High Income Central Fund	16,278
Total	$ 39,871
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 915,654	$ 323,631	$ 110,133	$ 1,156,163	10.8%
Fidelity Specialized High Income Central Fund	278,779	66,292	-	356,070	75.0%
Total	$ 1,194,433	$ 389,923	$ 110,133	$ 1,512,233
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,911,222	$ -	$ 1,911,222	$ -
U.S. Government and Government Agency Obligations	1,399,506	-	1,399,506	-
U.S. Government Agency - Mortgage Securities	744,272	-	744,272	-
Asset-Backed Securities	18,065	-	17,267	798
Collateralized Mortgage Obligations	28,488	-	27,874	614
Commercial Mortgage Securities	415,222	-	414,802	420
Municipal Securities	126,659	-	126,659	-
Foreign Government and Government Agency Obligations	42,811	-	42,811	-
Bank Notes	9,010	-	9,010	-
Fixed-Income Funds	1,512,233	1,512,233	-	-
Money Market Funds	1,351,790	1,351,790	-	-
Total Investments in Securities:	$ 7,559,278	$ 2,864,023	$ 4,693,423	$ 1,832
Derivative Instruments:
Liabilities
Swaps	$ (2,129)	$ -	$ (2,129)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (271,942)	$ -	$ (271,942)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (2,129)
Total Value of Derivatives	$ -	$ (2,129)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,551,992)	$ 4,695,255
Fidelity Central Funds (cost $2,821,025)	2,864,023
Total Investments (cost $7,373,017)		$ 7,559,278
Cash		122
Receivable for TBA sale commitments		271,804
Receivable for swaps		5
Receivable for fund shares sold		17,419
Interest receivable		30,343
Distributions receivable from Fidelity Central Funds		50
Receivable from investment adviser for expense reductions		1
Other receivables		152
Total assets		7,879,174

Liabilities
Payable for investments purchased Regular delivery	$ 186,689
Delayed delivery	1,339,520
TBA sale commitments, at value	271,942
Payable for fund shares redeemed	3,516
Distributions payable	1,121
Bi-lateral OTC swaps, at value	2,129
Accrued management fee	1,562
Distribution and service plan fees payable	51
Other affiliated payables	725
Other payables and accrued expenses	270
Total liabilities		1,807,525

Net Assets		$ 6,071,649
Net Assets consist of:
Paid in capital		$ 6,087,428
Distributions in excess of net investment income		(2,352)
Accumulated undistributed net realized gain (loss) on investments		(195,944)
Net unrealized appreciation (depreciation) on investments		182,517
Net Assets		$ 6,071,649

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($70,066 ÷ 8,832.0 shares)	$ 7.93

Maximum offering price per share (100/96.00 of $7.93)	$ 8.26
Class T: Net Asset Value and redemption price per share ($26,707 ÷ 3,364.7 shares)	$ 7.94

Maximum offering price per share (100/96.00 of $7.94)	$ 8.27
Class B: Net Asset Value and offering price per share ($2,592 ÷ 326.3 shares)A	$ 7.94

Class C: Net Asset Value and offering price per share ($35,709 ÷ 4,495.1 shares)A	$ 7.94

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($5,519,640 ÷ 695,267.3 shares)	$ 7.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($416,935 ÷ 52,462.2 shares)	$ 7.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2014

Investment Income
Interest		$ 154,503
Income from Fidelity Central Funds		39,871
Total income		194,374

Expenses
Management fee	$ 18,361
Transfer agent fees	6,224
Distribution and service plan fees	580
Fund wide operations fee	2,237
Independent trustees' compensation	25
Miscellaneous	11
Total expenses before reductions	27,438
Expense reductions	(20)	27,418
Net investment income (loss)		166,956
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,402
Fidelity Central Funds	6,343
Futures contracts	(29)
Swaps	(10,518)
Total net realized gain (loss)		9,198
Change in net unrealized appreciation (depreciation) on: Investment securities	187,222
Futures contracts	(291)
Swaps	10,960
Delayed delivery commitments	(938)
Total change in net unrealized appreciation (depreciation)		196,953
Net gain (loss)		206,151
Net increase (decrease) in net assets resulting from operations		$ 373,107

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 166,956	$ 140,364
Net realized gain (loss)	9,198	(41,172)
Change in net unrealized appreciation (depreciation)	196,953	(247,120)
Net increase (decrease) in net assets resulting from operations	373,107	(147,928)
Distributions to shareholders from net investment income	(151,816)	(132,241)
Share transactions - net increase (decrease)	(116,184)	1,071,490
Total increase (decrease) in net assets	105,107	791,321

Net Assets
Beginning of period	5,966,542	5,175,221
End of period (including distributions in excess of net investment income of $2,352 and distributions in excess of net investment income of $3,010, respectively)	$ 6,071,649	$ 5,966,542

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.89
Income from Investment Operations
Net investment income (loss) C	.197	.152	.207	.220	.254
Net realized and unrealized gain (loss)	.270	(.350)	.315	.183	.566
Total from investment operations	.467	(.198)	.522	.403	.820
Distributions from net investment income	(.177)	(.142)	(.202)	(.213)	(.240)
Net asset value, end of period	$ 7.93	$ 7.64	$ 7.98	$ 7.66	$ 7.47
Total ReturnA, B	6.17%	(2.52)%	6.91%	5.49%	12.10%
Ratios to Average Net Assets D, F
Expenses before reductions	.78%	.77%	.78%	.78%	.77%
Expenses net of fee waivers, if any	.78%	.77%	.78%	.78%	.77%
Expenses net of all reductions	.78%	.77%	.78%	.78%	.77%
Net investment income (loss)	2.52%	1.91%	2.66%	2.94%	3.55%
Supplemental Data
Net assets, end of period (in millions)	$ 70	$ 82	$ 110	$ 101	$ 173
Portfolio turnover rateE	218%	307%	276%	275%G	174%H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.90
Income from Investment Operations
Net investment income (loss) C	.196	.150	.205	.218	.252
Net realized and unrealized gain (loss)	.280	(.349)	.314	.182	.555
Total from investment operations	.476	(.199)	.519	.400	.807
Distributions from net investment income	(.176)	(.141)	(.199)	(.210)	(.237)
Net asset value, end of period	$ 7.94	$ 7.64	$ 7.98	$ 7.66	$ 7.47
Total ReturnA, B	6.29%	(2.54)%	6.88%	5.46%	11.90%
Ratios to Average Net Assets D, F
Expenses before reductions	.79%	.79%	.81%	.81%	.80%
Expenses net of fee waivers, if any	.79%	.79%	.81%	.81%	.80%
Expenses net of all reductions	.79%	.79%	.81%	.81%	.80%
Net investment income (loss)	2.51%	1.90%	2.63%	2.91%	3.51%
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 41	$ 39	$ 38	$ 53
Portfolio turnover rateE	218%	307%	276%	275% G	174% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Income from Investment Operations
Net investment income (loss) C	.140	.094	.151	.165	.201
Net realized and unrealized gain (loss)	.270	(.350)	.314	.182	.566
Total from investment operations	.410	(.256)	.465	.347	.767
Distributions from net investment income	(.120)	(.084)	(.145)	(.157)	(.187)
Net asset value, end of period	$ 7.94	$ 7.65	$ 7.99	$ 7.67	$ 7.48
Total ReturnA, B	5.40%	(3.22)%	6.14%	4.71%	11.26%
Ratios to Average Net Assets D, F
Expenses before reductions	1.50%	1.50%	1.50%	1.51%	1.51%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.51%	1.51%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.51%	1.51%
Net investment income (loss)	1.80%	1.18%	1.94%	2.21%	2.81%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 4	$ 7	$ 8	$ 12
Portfolio turnover rateE	218%	307%	276%	275%G	174%H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Income from Investment Operations
Net investment income (loss) C	.139	.092	.149	.164	.200
Net realized and unrealized gain (loss)	.270	(.349)	.315	.182	.566
Total from investment operations	.409	(.257)	.464	.346	.766
Distributions from net investment income	(.119)	(.083)	(.144)	(.156)	(.186)
Net asset value, end of period	$ 7.94	$ 7.65	$ 7.99	$ 7.67	$ 7.48
Total ReturnA, B	5.38%	(3.24)%	6.11%	4.70%	11.24%
Ratios to Average Net Assets D, F
Expenses before reductions	1.51%	1.52%	1.52%	1.53%	1.52%
Expenses net of fee waivers, if any	1.51%	1.52%	1.52%	1.53%	1.52%
Expenses net of all reductions	1.51%	1.52%	1.52%	1.53%	1.52%
Net investment income (loss)	1.78%	1.16%	1.92%	2.19%	2.79%
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 29	$ 44	$ 31	$ 35
Portfolio turnover rateE	218%	307%	276%	275%G	174% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.65	$ 7.98	$ 7.67	$ 7.47	$ 6.90
Income from Investment Operations
Net investment income (loss) B	.222	.177	.233	.245	.277
Net realized and unrealized gain (loss)	.270	(.339)	.304	.192	.556
Total from investment operations	.492	(.162)	.537	.437	.833
Distributions from net investment income	(.202)	(.168)	(.227)	(.237)	(.263)
Net asset value, end of period	$ 7.94	$ 7.65	$ 7.98	$ 7.67	$ 7.47
Total ReturnA	6.51%	(2.08)%	7.12%	5.97%	12.29%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.85%	2.23%	2.99%	3.27%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 5,520	$ 5,395	$ 4,876	$ 4,670	$ 7,345
Portfolio turnover rateD	218%	307%	276%	275% F	174%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Portfolio turnover rate excludes securities received or delivered in-kind.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Income from Investment Operations
Net investment income (loss) B	.218	.171	.229	.240	.274
Net realized and unrealized gain (loss)	.280	(.348)	.315	.184	.565
Total from investment operations	.498	(.177)	.544	.424	.839
Distributions from net investment income	(.198)	(.163)	(.224)	(.234)	(.259)
Net asset value, end of period	$ 7.95	$ 7.65	$ 7.99	$ 7.67	$ 7.48
Total ReturnA	6.58%	(2.26)%	7.20%	5.79%	12.38%
Ratios to Average Net Assets C, E
Expenses before reductions	.51%	.52%	.50%	.48%	.50%
Expenses net of fee waivers, if any	.51%	.52%	.50%	.48%	.50%
Expenses net of all reductions	.51%	.52%	.50%	.48%	.50%
Net investment income (loss)	2.79%	2.17%	2.94%	3.24%	3.82%
Supplemental Data
Net assets, end of period (in millions)	$ 417	$ 416	$ 100	$ 91	$ 30
Portfolio turnover rateD	218%	307%	276%	275%F	174%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Portfolio turnover rate excludes securities received or delivered in-kind.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Institutional shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

(clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 178,300
Gross unrealized depreciation	(36,140)
Net unrealized appreciation (depreciation) on securities	$ 142,160

Tax Cost	$ 7,417,118

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (141,463)
Net unrealized appreciation (depreciation) on securities and other investments	$ 138,527

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (67,932)
No expiration
Short-term	(73,531)
Total capital loss carryforward	$ (141,463)

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 151,816	$ 132,241

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Annual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (10,518)	$ 10,960
Interest Rate Risk
Futures Contracts	(29)	(291)
Totals (a)	$ (10,547)	$ 10,669

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized

Annual Report

4. Derivative Instruments - continued

Swaps - continued

appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,339,264 and $1,091,906, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under the expense contract, the investment adviser pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 180	$ 5
Class T	-%	.25%	71	1
Class B	.65%	.25%	29	21
Class C	.75%	.25%	300	35
			$ 580	$ 62

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	2
Class B*	10
Class C*	3
$ 21

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 127.18
Class T	53.19
Class B	8.25
Class C	50.17
Investment Grade Bond	5,352.10
Institutional Class	634.16
	$ 6,224

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $891.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by two hundred and seventeen dollars.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $20.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Class A	$ 1,637	$ 1,790
Class T	644	676
Class B	50	60
Class C	454	393
Investment Grade Bond	138,727	121,454
Institutional Class	10,304	7,868
Total	$ 151,816	$ 132,241

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Class A
Shares sold	1,684	3,462	$ 13,133	$ 27,271
Reinvestment of distributions	187	188	1,460	1,488
Shares redeemed	(3,732)	(6,722)	(28,970)	(52,908)
Net increase (decrease)	(1,861)	(3,072)	$ (14,377)	$ (24,149)
Class T
Shares sold	772	2,510	$ 6,030	$ 19,657
Reinvestment of distributions	74	78	579	613
Shares redeemed	(2,868)	(2,056)	(22,191)	(16,216)
Net increase (decrease)	(2,022)	532	$ (15,582)	$ 4,054
Class B
Shares sold	14	110	$ 110	$ 853
Reinvestment of distributions	4	5	35	41
Shares redeemed	(280)	(355)	(2,172)	(2,798)
Net increase (decrease)	(262)	(240)	$ (2,027)	$ (1,904)
Class C
Shares sold	1,766	902	$ 13,817	$ 7,184
Reinvestment of distributions	48	41	379	323
Shares redeemed	(1,062)	(2,681)	(8,249)	(21,225)
Net increase (decrease)	752	(1,738)	$ 5,947	$ (13,718)
Investment Grade Bond
Shares sold	143,925	296,784	$ 1,122,581	$ 2,364,226
Reinvestment of distributions	16,369	14,443	127,825	114,030
Shares redeemed	(170,627)	(216,417)	(1,326,177)	(1,706,836)
Net increase (decrease)	(10,333)	94,810	$ (75,771)	$ 771,420
Institutional Class
Shares sold	10,034	50,724	$ 78,572	$ 406,004
Reinvestment of distributions	1,171	836	9,154	6,588
Shares redeemed	(13,088)	(9,750)	(102,100)	(76,805)
Net increase (decrease)	(1,883)	41,810	$ (14,374)	$ 335,787

Annual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 8.26% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $99,565,381 of distributions paid during the period January 1, 2014, to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGBI-UANN-1014
1.784724.112

Spartan®

U.S. Bond Index

Fund

Investor Class

Fidelity Advantage® Class

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Investor Class	5.55%	4.29%	4.36%
Fidelity Advantage® Class A	5.68%	4.36%	4.40%

A The initial offering of Fidelity Advantage® Class shares took place on May 4, 2011. Returns prior to May 4, 2011, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® U.S. Bond Index Fund - Investor Class on August 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Alan Bembenek, Co-Portfolio Manager of Spartan® U.S. Bond Index Fund, and Brandon Bettencourt, who joined the fund as Co-Portfolio Manager on May 19, 2014, succeeding Co-Portfolio Manager Curtis Hollingsworth: For the year ending August 31, 2014, the fund's Investor Class and Fidelity Advantage® Class shares performed roughly in line with the 5.66% advance of the Barclays® U.S. Aggregate Bond Index. (For specific class-level returns, please see the performance section of this report.) In keeping with the fund's investment objective, our goal is to produce monthly returns, before expenses, that closely match the monthly returns of the Barclays index. We use a method known as "stratified sampling," or investing in representative securities to construct a portfolio that approximately mirrors the structure of the index in terms of sector weightings, maturity distribution and credit quality. We manage the portfolio so that it matches the index in terms of overall sensitivity to changing interest rates and to changes in the yield curve, which plots bond yields relative to their maturities. Conditions throughout the past 12 months generally favored U.S. investment-grade bonds. The U.S. fixed-income markets began the period on a strong note, as bond yields fell and their prices rose after the U.S. Federal Reserve's surprise decision to delay reducing its purchases of government bonds. Bonds came under pressure in late 2013 when increasingly strong economic data made a near-term taper more likely. Even though the Fed began to dial back its stimulus in January, bonds defied expectations with a strong showing for the first half of 2014. Global investors sought shelter among U.S. bonds early in the year, responding partly to uneven global economic growth and to instability in Ukraine and the Middle East. At the same time, the harsh winter of 2014 suppressed the U.S. economy and inflation remained muted, leading many investors to conclude that interest rates would stay low for an extended period. Bonds came under some pressure in June and July, when new economic data supported speculation that growth in the U.S. was accelerating, refueling worries that the Fed would make its first rate hike before mid-2015. However, gains in August more than offset the losses of June and July, as investors worried about growing geopolitical tumult again sought shelter in U.S. bonds.

Among the major sectors that comprise the Barclays index, investment-grade credit was the biggest gainer for the year, returning 9.06%, supported by solid corporate fundamentals and a modestly improving U.S. economy. Other yield-advantaged sectors also had strong showings, including mortgage-backed securities, which advanced 5.42% versus only 3.57% for U.S. Treasuries.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Investor Class	.22%
Actual		$ 1,000.00	$ 1,026.00	$ 1.12
HypotheticalA		$ 1,000.00	$ 1,024.10	$ 1.12
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,026.70	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,026.80	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,026.90	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26
Class F	.05%
Actual		$ 1,000.00	$ 1,026.90	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
U.S. Government and U.S. Government Agency Obligations 70.2%	U.S. Government and U.S. Government Agency Obligations 71.0%
AAA 4.0%	AAA 4.0%
AA 4.1%	AA 4.0%
A 10.3%	A 9.8%
BBB 12.3%	BBB 13.0%
BB and Below 0.0%***	BB and Below 0.0%***
Not Rated 0.3%	Not Rated 0.2%
Short-Term Investments and Net Other Assets (1.2)%†	Short-Term Investments and Net Other Assets (2.0)%†

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2014
6 months ago
Years	7.1	6.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	5.2	5.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2014 *	As of February 28, 2014 **
Corporate Bonds 23.9%	Corporate Bonds 23.9%
U.S. Government and U.S. Government Agency Obligations 70.2%	U.S. Government and U.S. Government Agency Obligations 71.0%
Asset-Backed Securities 0.2%	Asset-Backed Securities 0.3%
CMOs and Other Mortgage Related Securities 2.1%	CMOs and Other Mortgage Related Securities 2.0%
Municipal Bonds 0.8%	Municipal Bonds 0.7%
Other Investments 4.0%	Other Investments 4.1%
Short-Term Investments and Net Other Assets (Liabilities) (1.2)%†	Short-Term Investments and Net Other Assets (Liabilities) (2.0)%†

* Foreign investments	8.3%	** Foreign investments	8.9%
† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
*** Amount represents less than 0.1%.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.0%
Ford Motor Co. 4.75% 1/15/43	$ 4,800	$ 5,029
Diversified Consumer Services - 0.0%
George Washington University 4.3% 9/15/44	2,000	2,052
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,665
Northwestern University 4.643% 12/1/44	1,850	2,054
President and Fellows of Harvard College 3.619% 10/1/37	1,000	980
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,304
University of Southern California 5.25% 10/1/2111	2,000	2,543
		10,598
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,615
6.3% 3/1/38	7,045	9,321
Starbucks Corp. 3.85% 10/1/23	1,875	1,993
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,079
5.3% 9/15/19	2,000	2,219
		18,227
Media - 1.0%
21st Century Fox America, Inc. 5.4% 10/1/43	3,875	4,471
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,503
Comcast Corp.:
3.125% 7/15/22	3,000	3,072
4.65% 7/15/42	4,000	4,299
4.75% 3/1/44	5,400	5,917
4.95% 6/15/16	1,862	2,000
5.7% 5/15/18	2,940	3,362
5.7% 7/1/19	8,500	9,923
6.4% 3/1/40	1,000	1,315
6.55% 7/1/39	3,000	4,011
6.95% 8/15/37	6,700	9,235
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,571
5.875% 10/1/19	2,905	3,374
6.35% 3/15/40	1,000	1,238
6.375% 3/1/41	2,100	2,611
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Communications LLC:
3.25% 4/1/23	$ 2,338	$ 2,312
4.875% 4/1/43	4,900	5,127
5.05% 6/1/20	3,200	3,575
NBCUniversal, Inc.:
3.65% 4/30/15	2,248	2,297
6.4% 4/30/40	3,000	3,972
News America Holdings, Inc. 7.75% 12/1/45	3,160	4,715
News America, Inc.:
5.3% 12/15/14	868	880
5.65% 8/15/20	1,000	1,154
6.15% 3/1/37	3,955	4,801
6.9% 3/1/19	2,110	2,522
6.9% 8/15/39	2,000	2,652
Thomson Reuters Corp.:
1.3% 2/23/17	2,350	2,352
4.7% 10/15/19	4,000	4,407
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	11,146
5.85% 5/1/17	5,801	6,476
6.75% 7/1/18	1,162	1,365
7.3% 7/1/38	4,000	5,559
8.75% 2/14/19	2,368	3,017
Time Warner, Inc.:
2.1% 6/1/19	3,000	2,975
3.15% 7/15/15	5,000	5,115
3.55% 6/1/24	3,000	2,997
4% 1/15/22	1,000	1,054
4.65% 6/1/44	3,000	3,043
5.875% 11/15/16	2,131	2,351
6.5% 11/15/36	5,724	7,178
Viacom, Inc.:
4.25% 9/1/23	7,775	8,185
4.375% 3/15/43	2,635	2,469
5.625% 9/15/19	1,000	1,147
6.125% 10/5/17	5,420	6,158
Walt Disney Co.:
1.125% 2/15/17	2,760	2,771
1.85% 5/30/19	1,500	1,489
2.55% 2/15/22	2,810	2,796
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Walt Disney Co.: - continued
4.125% 6/1/44	$ 2,000	$ 2,037
5.5% 3/15/19	2,000	2,304
		186,300
Multiline Retail - 0.2%
Kohl's Corp. 4.75% 12/15/23	7,800	8,403
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,625
4.3% 2/15/43	4,750	4,567
Target Corp.:
3.875% 7/15/20	3,000	3,238
4% 7/1/42	7,000	6,791
5.875% 7/15/16	2,100	2,301
7% 1/15/38	1,038	1,446
		31,371
Specialty Retail - 0.4%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,980
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,761
3.7% 4/15/22	5,500	5,704
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,115
4.2% 4/1/43	1,575	1,614
4.875% 2/15/44	2,875	3,250
5.4% 3/1/16	6,400	6,858
5.875% 12/16/36	4,700	5,965
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,413
4.625% 4/15/20	2,000	2,230
4.65% 4/15/42	6,500	7,035
5.8% 4/15/40	2,000	2,480
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,924
Turlock Corp.:
1.5% 11/2/17	4,775	4,776
2.75% 11/2/22	5,725	5,596
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Turlock Corp.: - continued
4% 11/2/32	$ 1,900	$ 1,934
4.15% 11/2/42	1,900	1,893
		75,528
TOTAL CONSUMER DISCRETIONARY		327,053
CONSUMER STAPLES - 1.8%
Beverages - 0.4%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,510
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,693
2.625% 1/17/23	2,825	2,767
4.625% 2/1/44	5,750	6,282
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 7/15/22	8,625	8,453
4.125% 1/15/15	5,700	5,777
5.375% 1/15/20	1,500	1,728
8.2% 1/15/39	2,800	4,414
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,717
5.75% 10/23/17	5,185	5,872
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,797
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,406
3.6% 8/13/42	3,000	2,770
4.875% 11/1/40	2,300	2,572
7.9% 11/1/18	6,000	7,399
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,816
3.15% 11/15/20	3,700	3,882
		80,855
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
2.25% 8/12/19	3,750	3,749
5.3% 12/5/43	4,391	5,134
5.75% 5/15/41	6,000	7,349
6.125% 9/15/39	1,000	1,281
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.:
3.9% 10/1/15	$ 9,000	$ 9,303
5.15% 8/1/43	2,725	3,035
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,801
2.8% 4/15/16	6,700	6,948
5.625% 4/1/40	2,000	2,494
5.625% 4/15/41	4,600	5,750
6.5% 8/15/37	8,275	11,283
Walgreen Co.:
1.8% 9/15/17	1,900	1,913
3.1% 9/15/22	2,850	2,825
		68,865
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,528
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,674
3.2% 1/25/23	11,249	11,087
General Mills, Inc. 5.65% 2/15/19	13,501	15,598
Kellogg Co.:
3.125% 5/17/22	1,875	1,905
3.25% 5/21/18	2,800	2,941
4.45% 5/30/16	2,000	2,123
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	11,986
5% 6/4/42	2,825	3,075
Kraft Foods, Inc. 6.875% 2/1/38	5,250	7,061
Tyson Foods, Inc. 3.95% 8/15/24	7,575	7,739
Unilever Capital Corp. 2.2% 3/6/19	7,475	7,606
		81,323
Household Products - 0.2%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,292
2.4% 3/1/22	5,200	5,122
2.4% 6/1/23	8,000	7,712
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,083
2.3% 2/6/22	4,700	4,645
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.: - continued
3.1% 8/15/23	$ 10,000	$ 10,297
3.15% 9/1/15	4,500	4,628
		45,779
Personal Products - 0.1%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,249
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,847
4.25% 8/9/42	9,780	9,242
9.7% 11/10/18	2,049	2,659
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,567
4.5% 3/26/20	2,000	2,217
5.65% 5/16/18	6,789	7,734
6.375% 5/16/38	1,450	1,878
Reynolds American, Inc.:
3.25% 11/1/22	1,325	1,297
4.85% 9/15/23	1,800	1,941
6.75% 6/15/17	2,899	3,296
7.25% 6/15/37	7,220	9,210
		50,888
TOTAL CONSUMER STAPLES		337,959
ENERGY - 2.9%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,308
Cameron International Corp. 3.7% 6/15/24	7,575	7,763
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,578
Halliburton Co.:
6.15% 9/15/19	2,000	2,372
7.45% 9/15/39	1,500	2,212
Nabors Industries, Inc. 2.35% 9/15/16	7,475	7,681
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,754
3.05% 3/1/16	1,020	1,052
4.625% 3/1/21	1,340	1,451
5.25% 3/15/42	3,100	3,272
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Transocean, Inc.:
6% 3/15/18	$ 7,000	$ 7,790
6.5% 11/15/20	4,000	4,524
Weatherford International Ltd. 7% 3/15/38	5,580	7,094
		55,851
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	5,056
6.2% 3/15/40	2,000	2,537
6.45% 9/15/36	2,675	3,434
Apache Corp. 5.1% 9/1/40	3,000	3,312
Canadian Natural Resources Ltd.:
5.7% 5/15/17	1,148	1,278
6.25% 3/15/38	6,850	8,658
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,689
3.8% 9/15/23	1,750	1,826
6.75% 11/15/39	2,000	2,659
Chevron Corp.:
1.104% 12/5/17	5,700	5,660
1.718% 6/24/18	7,525	7,576
ConocoPhillips Co.:
5.75% 2/1/19	2,902	3,359
6.5% 2/1/39	7,529	10,225
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,841
3.875% 3/15/23	3,775	3,862
Devon Energy Corp.:
2.25% 12/15/18	5,750	5,802
3.25% 5/15/22	4,000	4,076
5.6% 7/15/41	2,875	3,377
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,028
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,310
5.875% 12/15/16	1,000	1,104
6.5% 4/15/18	1,000	1,155
Enbridge, Inc. 3.5% 6/10/24	2,825	2,831
Encana Corp.:
3.9% 11/15/21	4,900	5,215
6.5% 2/1/38	5,000	6,436
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Energy Transfer Partners LP:
3.6% 2/1/23	$ 8,550	$ 8,493
4.15% 10/1/20	4,500	4,760
Enterprise Products Operating LP:
4.05% 2/15/22	9,325	10,004
4.85% 8/15/42	2,500	2,655
5.6% 10/15/14	1,937	1,949
5.7% 2/15/42	2,000	2,386
6.65% 4/15/18	2,000	2,341
7.55% 4/15/38	2,000	2,836
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,157
Hess Corp.:
3.5% 7/15/24	3,800	3,833
5.6% 2/15/41	3,400	4,033
8.125% 2/15/19	6,000	7,480
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,457
3.5% 9/1/23	2,000	1,948
3.95% 9/1/22	7,000	7,125
5% 3/1/43	1,000	982
5.625% 9/1/41	1,000	1,069
6.55% 9/15/40	3,000	3,530
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,432
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,038
5.125% 3/1/21	1,000	1,132
6.5% 3/1/41	1,000	1,259
Nexen, Inc.:
5.2% 3/10/15	900	921
5.875% 3/10/35	3,710	4,355
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,031
2.7% 2/15/23	6,000	5,883
3.125% 2/15/22	2,000	2,036
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,130
3.375% 10/1/22	5,000	5,011
Petro-Canada:
6.05% 5/15/18	3,650	4,192
6.8% 5/15/38	8,445	11,345
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV:
3% 1/15/19	$ 2,850	$ 2,808
4.375% 5/20/23	4,725	4,662
6.25% 3/17/24	1,900	2,088
7.25% 3/17/44	4,000	4,697
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	8,197
6.75% 1/27/41	6,275	7,004
7.875% 3/15/19	12,228	14,246
Petroleos Mexicanos:
3.125% 1/23/19 (d)	1,425	1,481
3.5% 7/18/18	5,925	6,192
3.5% 1/30/23	6,725	6,664
4.875% 1/24/22	18,010	19,568
5.5% 6/27/44	8,600	9,329
6.375% 1/23/45 (d)	3,000	3,630
Phillips 66 Co. 5.875% 5/1/42	9,500	11,690
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,065
5.75% 1/15/20	1,000	1,158
6.125% 1/15/17	1,795	2,000
6.65% 1/15/37	2,795	3,591
Shell International Finance BV:
1.125% 8/21/17	1,375	1,373
2.375% 8/21/22	3,000	2,915
6.375% 12/15/38	4,200	5,687
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,253
Spectra Energy Partners, LP:
2.95% 9/25/18	2,877	2,982
4.75% 3/15/24	4,825	5,274
Statoil ASA:
1.2% 1/17/18	5,575	5,539
1.95% 11/8/18	7,300	7,366
2.9% 10/15/14	1,500	1,504
3.7% 3/1/24	3,650	3,862
5.1% 8/17/40	2,000	2,317
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	12,966
6.85% 6/1/39	2,000	2,715
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Talisman Energy, Inc.:
5.5% 5/15/42	$ 4,100	$ 4,536
5.85% 2/1/37	2,000	2,250
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,716
5.75% 6/24/44	1,900	1,921
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,622
Total Capital International SA:
1.55% 6/28/17	5,000	5,057
2.1% 6/19/19	4,275	4,279
2.7% 1/25/23	1,900	1,863
2.75% 6/19/21	6,000	6,025
2.875% 2/17/22	4,175	4,220
3.75% 4/10/24	2,000	2,096
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,841
3.4% 6/1/15	1,000	1,022
6.1% 6/1/40	6,700	8,502
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,662
Valero Energy Corp. 6.625% 6/15/37	5,420	6,823
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,459
4% 7/1/22	3,000	3,135
Williams Partners LP:
3.35% 8/15/22	2,800	2,797
3.9% 1/15/25	3,525	3,558
XTO Energy, Inc.:
5% 1/31/15	1,733	1,767
5.65% 4/1/16	1,189	1,282
		479,365
TOTAL ENERGY		535,216
FINANCIALS - 8.8%
Banks - 3.9%
American Express Bank FSB 6% 9/13/17	615	697
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	4,750	4,816
Bank of America Corp.:
2% 1/11/18	3,550	3,566
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
2.6% 1/15/19	$ 3,775	$ 3,812
2.65% 4/1/19	17,925	18,108
4% 4/1/24	9,000	9,280
4.1% 7/24/23	7,000	7,311
4.2% 8/26/24	8,500	8,630
4.5% 4/1/15	16,765	17,148
5% 5/13/21	4,000	4,473
5.7% 1/24/22	6,250	7,260
5.75% 12/1/17	5,855	6,567
5.875% 1/5/21	6,640	7,743
6.5% 8/1/16	15,000	16,486
Bank of America NA:
5.3% 3/15/17	3,500	3,817
6% 10/15/36	2,419	3,009
Bank of Montreal:
1.4% 9/11/17	2,875	2,881
2.375% 1/25/19	3,700	3,767
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,069
4.375% 1/13/21	1,000	1,110
Banque Centrale de Tunisie 2.452% 7/24/21	8,500	8,553
Barclays Bank PLC 3.9% 4/7/15	6,600	6,730
BB&T Corp.:
1.6% 8/15/17	5,700	5,730
2.05% 6/19/18	1,900	1,920
BNP Paribas 3.6% 2/23/16	10,380	10,794
BNP Paribas SA 2.7% 8/20/18	4,900	5,026
BPCE SA:
2.5% 7/15/19	12,100	12,085
4% 4/15/24	2,000	2,069
Branch Banking & Trust Co. 1.45% 10/3/16	2,000	2,021
Capital One Bank NA 3.375% 2/15/23	2,424	2,431
Citigroup, Inc.:
2.25% 8/7/15	1,800	1,827
2.5% 9/26/18	750	761
2.5% 7/29/19	7,400	7,429
2.55% 4/8/19	3,700	3,736
2.65% 3/2/15	13,899	14,044
3.375% 3/1/23	6,000	6,036
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
3.953% 6/15/16	$ 1,450	$ 1,524
4.75% 5/19/15	7,193	7,404
5.3% 5/6/44	2,000	2,147
5.5% 9/13/25	5,000	5,603
5.875% 1/30/42	4,500	5,541
6.125% 5/15/18	1,769	2,029
6.125% 8/25/36	3,650	4,290
8.125% 7/15/39	8,000	12,285
8.5% 5/22/19	1,688	2,138
Comerica, Inc.:
3% 9/16/15	1,268	1,298
3.8% 7/22/26	3,650	3,680
Commonwealth Bank of Australia:
1.25% 9/18/15	4,750	4,796
1.9% 9/18/17	4,750	4,814
Corporacion Andina de Fomento:
1.5% 8/8/17	2,825	2,843
3.75% 1/15/16	5,425	5,630
4.375% 6/15/22	14,100	15,107
Credit Suisse AG 6% 2/15/18	15,651	17,674
Discover Bank:
2% 2/21/18	7,375	7,401
4.2% 8/8/23	7,000	7,371
Export-Import Bank of Korea:
4% 1/11/17	11,380	12,081
5% 4/11/22	6,170	6,974
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,713
3.625% 1/25/16	2,000	2,081
4.5% 6/1/18	824	897
8.25% 3/1/38	2,079	3,125
HSBC Holdings PLC:
4.875% 1/14/22	10,100	11,390
5.1% 4/5/21	2,800	3,208
6.5% 9/15/37	10,500	13,277
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,651
2.625% 9/24/18	7,500	7,719
3.5% 6/23/24	7,000	7,156
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Huntington Bancshares, Inc. 2.6% 8/2/18	$ 4,675	$ 4,722
Japan Bank International Cooperation 1.75% 5/29/19	15,100	15,104
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,305
2% 8/15/17	7,000	7,114
2.35% 1/28/19	23,000	23,223
3.15% 7/5/16	1,500	1,559
3.25% 9/23/22	4,000	4,025
3.375% 5/1/23	1,900	1,871
3.4% 6/24/15	10,710	10,955
3.7% 1/20/15	5,000	5,062
4.35% 8/15/21	2,000	2,171
4.5% 1/24/22	13,000	14,244
4.625% 5/10/21	1,500	1,659
5.5% 10/15/40	5,700	6,685
5.6% 7/15/41	1,500	1,806
6.3% 4/23/19	10,000	11,729
JPMorgan Chase Bank 6% 10/1/17	7,075	7,991
KeyCorp. 3.75% 8/13/15	7,000	7,209
Nordic Investment Bank 0.5% 4/14/16	8,450	8,456
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,789
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,689
6.7% 6/10/19	2,500	3,000
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,018
3.95% 11/9/22	5,300	5,452
4.5% 1/11/21	1,000	1,112
5.25% 5/24/41	3,000	3,513
Regions Bank 7.5% 5/15/18	2,000	2,360
Regions Financial Corp. 2% 5/15/18	3,650	3,634
Royal Bank of Canada 2.3% 7/20/16	5,500	5,660
Royal Bank of Scotland PLC 6.125% 1/11/21	3,700	4,380
Societe Generale SA 2.625% 10/1/18	3,750	3,838
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,742
2.5% 7/19/18	4,351	4,452
3.4% 7/11/24	5,725	5,863
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,032
2.5% 5/1/19	2,000	2,020
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Svenska Handelsbanken AB 2.5% 1/25/19	$ 11,750	$ 12,064
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,239
2.5% 7/14/16	1,200	1,240
U.S. Bancorp:
3.15% 3/4/15	5,000	5,071
4.125% 5/24/21	3,000	3,295
Union Bank NA 2.625% 9/26/18	2,750	2,824
Wachovia Corp. 5.75% 6/15/17	2,905	3,255
Wells Fargo & Co.:
1.5% 7/1/15	3,000	3,029
2.1% 5/8/17	2,725	2,790
3.45% 2/13/23	3,675	3,701
4.1% 6/3/26	3,225	3,306
4.48% 1/16/24	3,816	4,092
5.375% 11/2/43	1,850	2,107
5.606% 1/15/44	11,380	13,415
5.625% 12/11/17	5,972	6,752
Westpac Banking Corp.:
1.125% 9/25/15	2,000	2,014
2% 8/14/17	5,000	5,102
4.875% 11/19/19	3,700	4,178
Zions Bancorp. 4.5% 6/13/23	2,850	2,984
		722,491
Capital Markets - 1.4%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,220
BlackRock, Inc.:
1.375% 6/1/15	3,000	3,025
3.5% 3/18/24	2,900	2,971
4.25% 5/24/21	6,500	7,164
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,909
Franklin Resources, Inc. 1.375% 9/15/17	1,900	1,899
Goldman Sachs Group, Inc.:
2.375% 1/22/18	9,950	10,110
2.625% 1/31/19	12,850	13,006
2.9% 7/19/18	2,800	2,879
3.3% 5/3/15	2,225	2,267
3.625% 2/7/16	5,000	5,191
3.625% 1/22/23	9,000	9,131
3.85% 7/8/24	3,800	3,872
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.25% 7/27/21	$ 4,500	$ 5,072
5.625% 1/15/17	7,000	7,660
5.75% 1/24/22	4,300	4,991
5.95% 1/18/18	3,000	3,385
6% 6/15/20	1,650	1,920
6.15% 4/1/18	7,451	8,490
6.75% 10/1/37	14,860	18,345
JPMorgan Chase & Co. 1.875% 3/20/15	4,000	4,032
Lazard Group LLC:
4.25% 11/14/20	2,650	2,793
6.85% 6/15/17	3,804	4,313
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,567
6.875% 4/25/18	6,991	8,152
7.75% 5/14/38	4,175	5,853
Morgan Stanley:
2.125% 4/25/18	8,000	8,048
2.375% 7/23/19	7,550	7,534
2.5% 1/24/19	6,000	6,069
3.75% 2/25/23	6,775	6,954
3.875% 4/29/24	9,000	9,220
4.2% 11/20/14	7,250	7,308
5.45% 1/9/17	236	258
5.5% 7/28/21	3,400	3,906
5.625% 9/23/19	2,000	2,285
5.75% 1/25/21	5,000	5,806
5.95% 12/28/17	5,745	6,498
6% 4/28/15	5,666	5,866
6.375% 7/24/42	2,900	3,778
6.625% 4/1/18	5,055	5,853
7.25% 4/1/32	1,000	1,364
7.3% 5/13/19	3,000	3,630
State Street Corp. 2.875% 3/7/16	3,340	3,457
The Bank of New York Mellon Corp.:
1.7% 11/24/14	9,828	9,847
2.3% 7/28/16	1,000	1,032
5.45% 5/15/19	2,000	2,294
UBS AG Stamford Branch:
3.875% 1/15/15	1,163	1,178
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch: - continued
5.75% 4/25/18	$ 830	$ 944
5.875% 12/20/17	2,034	2,309
		249,655
Consumer Finance - 1.5%
American Express Co.:
4.05% 12/3/42	11,475	11,300
7% 3/19/18	5,750	6,771
American Express Credit Corp.:
2.375% 3/24/17	3,825	3,941
2.75% 9/15/15	5,000	5,120
American Honda Finance Corp. 2.125% 10/10/18	6,550	6,646
Capital One Financial Corp. 4.75% 7/15/21	4,000	4,426
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,618
2.1% 6/9/19	1,600	1,606
2.75% 6/24/15	1,500	1,529
2.85% 6/1/22	4,000	4,011
Discover Financial Services:
5.2% 4/27/22	1,000	1,111
6.45% 6/12/17	2,263	2,549
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,427
2.5% 1/15/16	3,750	3,832
2.75% 5/15/15	11,400	11,572
2.875% 10/1/18	1,575	1,622
3% 6/12/17	3,000	3,111
4.25% 2/3/17	7,600	8,109
4.25% 9/20/22	1,800	1,923
4.375% 8/6/23	4,000	4,275
5.875% 8/2/21	11,375	13,369
General Electric Capital Corp.:
1.6% 11/20/17	1,550	1,559
2.25% 11/9/15	6,228	6,352
2.95% 5/9/16	11,691	12,153
3.5% 6/29/15	12,081	12,389
4.65% 10/17/21	7,000	7,843
5.625% 9/15/17	7,044	7,914
5.625% 5/1/18	15,000	17,072
5.875% 1/14/38	15,625	19,425
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
6.375% 11/15/67 (g)	$ 9,000	$ 9,980
6.875% 1/10/39	4,000	5,544
HSBC Finance Corp. 5.5% 1/19/16	11,200	11,892
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,545
1.3% 3/12/18	3,675	3,644
1.95% 12/13/18	4,825	4,842
2.25% 4/17/19	10,250	10,402
2.8% 1/27/23	5,000	4,966
Synchrony Financial 3% 8/15/19	5,675	5,756
Toyota Motor Credit Corp.:
0.875% 7/17/15	4,750	4,774
1% 2/17/15	1,600	1,605
2.05% 1/12/17	9,000	9,225
2.1% 1/17/19	6,000	6,049
2.125% 7/18/19	10,400	10,430
2.75% 5/17/21	2,600	2,631
		280,860
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,587
4.5% 2/11/43	2,000	2,109
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,843
2.5% 11/6/22	3,000	2,893
3.125% 10/1/15	2,500	2,571
3.245% 5/6/22	7,750	7,909
3.875% 3/10/15	2,000	2,037
4.5% 10/1/20	2,000	2,207
4.75% 3/10/19	1,000	1,115
CME Group, Inc. 5.3% 9/15/43	2,800	3,288
Deutsche Bank AG London Branch 3.45% 3/30/15	2,000	2,034
FMS Wertmanagement AoeR 1.125% 9/5/17	2,800	2,803
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,827
6.375% 5/15/38	7,218	9,531
ING U.S., Inc. 5.7% 7/15/43	3,750	4,459
IntercontinentalExchange Group, Inc.:
2.5% 10/15/18	4,675	4,777
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
IntercontinentalExchange Group, Inc.: - continued
4% 10/15/23	$ 3,750	$ 3,991
International Finance Corp.:
2.25% 4/11/16	5,700	5,861
2.75% 4/20/15	6,625	6,730
National Rural Utilities Cooperative Finance Corp. 3.875% 9/16/15	4,000	4,138
Ontario Province 2% 1/30/19	5,000	5,043
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,838
TECO Finance, Inc. 4% 3/15/16	2,875	3,014
		100,605
Insurance - 0.8%
ACE INA Holdings, Inc. 5.9% 6/15/19	3,000	3,495
American International Group, Inc.:
3.375% 8/15/20	5,775	6,021
4.5% 7/16/44	4,875	5,028
4.875% 6/1/22	9,000	10,103
5.05% 10/1/15	3,000	3,144
5.85% 1/16/18	2,000	2,269
6.4% 12/15/20	2,900	3,495
8.25% 8/15/18	4,000	4,932
Aon Corp. 3.125% 5/27/16	8,000	8,290
Aon PLC:
3.5% 6/14/24	2,000	2,004
4% 11/27/23	3,000	3,169
4.6% 6/14/44	1,600	1,656
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	560
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,214
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,428
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,088
2.55% 10/15/18	5,800	5,927
3.5% 6/3/24	1,900	1,927
4.05% 10/15/23	6,775	7,220
MetLife, Inc.:
4.125% 8/13/42	3,900	3,830
5% 6/15/15	1,153	1,195
5.875% 2/6/41	2,400	3,033
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
7.717% 2/15/19	$ 9,000	$ 11,126
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,979
5.1% 8/15/43	4,000	4,419
5.4% 6/13/35	447	514
5.5% 3/15/16	421	450
5.625% 5/12/41	2,000	2,364
5.7% 12/14/36	380	455
6.2% 1/15/15	1,340	1,368
6.2% 11/15/40	2,400	3,036
7.375% 6/15/19	3,000	3,689
8.875% 6/15/38 (g)	2,944	3,573
The Chubb Corp.:
5.75% 5/15/18	4,175	4,757
6.5% 5/15/38	3,510	4,835
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	10,929
		150,522
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,798
3.9% 6/15/23	5,650	5,678
American Tower Corp. 3.4% 2/15/19	7,475	7,743
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,858
4.125% 5/15/21	2,100	2,255
DDR Corp. 3.375% 5/15/23	2,825	2,748
Developers Diversified Realty Corp. 4.625% 7/15/22	1,900	2,037
Duke Realty LP:
3.625% 4/15/23	2,750	2,740
5.95% 2/15/17	630	695
6.5% 1/15/18	1,000	1,137
Federal Realty Investment Trust 3% 8/1/22	4,750	4,739
HCP, Inc. 3.875% 8/15/24	7,575	7,643
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,502
3.75% 3/15/23	8,660	8,714
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,307
6.65% 1/15/18	612	679
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kimco Realty Corp. 6.875% 10/1/19	$ 1,000	$ 1,198
Simon Property Group LP:
2.8% 1/30/17	4,700	4,886
4.125% 12/1/21	3,200	3,480
4.2% 2/1/15	1,820	1,830
5.65% 2/1/20	4,300	5,012
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,771
		76,450
Real Estate Management & Development - 0.3%
BioMed Realty LP 4.25% 7/15/22	3,000	3,120
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,852
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,045
ERP Operating LP:
2.375% 7/1/19	5,750	5,781
3% 4/15/23	1,875	1,843
4.625% 12/15/21	5,700	6,324
Liberty Property LP:
3.375% 6/15/23	2,775	2,726
4.4% 2/15/24	7,425	7,856
4.75% 10/1/20	1,000	1,083
5.125% 3/2/15	840	858
5.5% 12/15/16	1,000	1,089
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,865
3.15% 5/15/23	4,700	4,269
4.5% 4/18/22	4,210	4,276
Regency Centers LP:
5.25% 8/1/15	2,113	2,199
5.875% 6/15/17	1,046	1,164
Tanger Properties LP:
6.125% 6/1/20	4,408	5,136
6.15% 11/15/15	24	26
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,783
		62,295
TOTAL FINANCIALS		1,642,878
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 1.7%
Biotechnology - 0.2%
Amgen, Inc.:
1.875% 11/15/14	$ 3,100	$ 3,109
2.2% 5/22/19	11,425	11,413
2.5% 11/15/16	2,000	2,065
3.875% 11/15/21	9,600	10,227
5.15% 11/15/41	11,150	12,349
5.85% 6/1/17	2,928	3,275
		42,438
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.:
1.85% 6/15/18	8,000	8,022
4.5% 8/15/19	3,000	3,316
		11,338
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,964
4.125% 6/1/21	7,000	7,623
4.125% 11/15/42	4,411	4,291
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,751
4.35% 11/1/42	2,000	1,987
Cigna Corp. 4% 2/15/22	4,600	4,893
Coventry Health Care, Inc. 5.95% 3/15/17	1,731	1,926
Express Scripts Holding Co.:
2.1% 2/12/15	5,093	5,128
2.25% 6/15/19	3,800	3,781
3.9% 2/15/22	10,400	10,990
6.125% 11/15/41	3,000	3,781
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,437
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,022
McKesson Corp.:
0.95% 12/4/15	2,850	2,858
1.4% 3/15/18	4,725	4,664
3.796% 3/15/24	5,000	5,147
4.883% 3/15/44	5,000	5,392
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,044
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,809
4.375% 3/15/42	11,800	12,070
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
1.25% 9/10/15	$ 1,575	$ 1,585
1.875% 1/15/18	2,000	2,009
3.3% 1/15/23	2,000	2,005
4.625% 5/15/42	2,600	2,646
4.65% 1/15/43	2,000	2,063
5% 12/15/14	7,200	7,294
5.8% 8/15/40	4,000	4,836
		112,996
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,879
4.15% 2/1/24	4,379	4,626
5.3% 2/1/44	5,820	6,635
		14,140
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.2% 11/6/15	5,700	5,731
1.75% 11/6/17	5,700	5,729
2.9% 11/6/22	5,700	5,605
4.4% 11/6/42	4,775	4,796
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,099
6.45% 9/15/37	3,250	4,310
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,417
Johnson & Johnson:
4.5% 12/5/43	6,625	7,330
4.85% 5/15/41	4,260	4,957
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,958
2.25% 1/15/16	1,000	1,025
2.4% 9/15/22	2,000	1,945
3.6% 9/15/42	2,000	1,864
3.875% 1/15/21	1,000	1,088
4% 6/30/15	3,000	3,092
5% 6/30/19	5,970	6,774
5.85% 6/30/39	1,000	1,274
Mylan, Inc. 1.35% 11/29/16	5,295	5,301
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis Capital Corp.:
2.4% 9/21/22	$ 3,750	$ 3,652
3.7% 9/21/42	2,825	2,700
Perrigo Co. PLC:
2.3% 11/8/18 (d)	4,609	4,601
4% 11/15/23 (d)	5,000	5,139
Pfizer, Inc.:
6.2% 3/15/19	4,000	4,717
7.2% 3/15/39	5,400	7,789
Sanofi SA 1.25% 4/10/18	7,550	7,470
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,138
3.25% 10/1/22	3,000	2,979
Zoetis, Inc.:
1.875% 2/1/18	1,000	1,000
3.25% 2/1/23	5,000	5,002
4.7% 2/1/43	5,000	5,205
		128,687
TOTAL HEALTH CARE		309,599
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.3%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,623
General Dynamics Corp. 2.25% 7/15/16	2,400	2,472
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,711
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,075
4.85% 9/15/41	2,700	2,995
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,883
4.75% 6/1/43	4,000	4,287
Raytheon Co.:
3.125% 10/15/20	2,000	2,071
4.875% 10/15/40	1,000	1,121
The Boeing Co.:
6% 3/15/19	1,000	1,169
6.875% 3/15/39	3,300	4,797
United Technologies Corp.:
3.1% 6/1/22	2,875	2,934
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
United Technologies Corp.: - continued
4.5% 4/15/20	$ 4,000	$ 4,445
4.5% 6/1/42	10,205	10,998
5.7% 4/15/40	2,000	2,496
6.125% 2/1/19	4,000	4,701
		60,778
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. 6.2% 1/15/38	2,500	3,318
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	3,540	3,819
Continental Airlines, Inc.:
4% 4/29/26	4,567	4,669
6.648% 3/15/19	1,247	1,328
6.9% 7/2/19	479	513
		10,329
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,590
Waste Management, Inc. 2.9% 9/15/22	6,675	6,631
		11,221
Industrial Conglomerates - 0.3%
3M Co. 2% 6/26/22	4,000	3,869
Covidien International Finance SA:
2.95% 6/15/23	3,000	2,953
3.2% 6/15/22	2,150	2,188
6% 10/15/17	2,902	3,291
6.55% 10/15/37	4,250	5,693
Danaher Corp. 3.9% 6/23/21	2,900	3,158
General Electric Co.:
3.375% 3/11/24	5,500	5,646
4.5% 3/11/44	5,500	5,992
5.25% 12/6/17	18,540	20,782
Roper Industries, Inc. 2.05% 10/1/18	5,675	5,668
		59,240
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,902
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Caterpillar, Inc.: - continued
5.3% 9/15/35	$ 7,000	$ 8,317
Deere & Co. 5.375% 10/16/29	1,000	1,201
		15,420
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,609
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,764
3.05% 3/15/22	10,000	10,096
4.375% 9/1/42	4,500	4,538
4.9% 4/1/44	4,000	4,360
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,101
CSX Corp.:
3.4% 8/1/24	4,625	4,708
4.1% 3/15/44	6,775	6,625
7.375% 2/1/19	10,000	12,152
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,538
3.25% 12/1/21	5,000	5,167
3.95% 10/1/42	1,900	1,837
5.75% 1/15/16	10,000	10,669
Union Pacific Corp. 4.75% 9/15/41	2,800	3,116
		84,280
TOTAL INDUSTRIALS		244,586
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,016
4.45% 1/15/20	2,000	2,222
4.95% 2/15/19	3,479	3,916
5.9% 2/15/39	12,416	15,519
		24,673
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	5,027
2.375% 12/17/18	3,000	3,027
3.45% 8/1/24	3,650	3,717
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6.55% 10/1/17	$ 2,338	$ 2,678
7.125% 10/1/37	2,475	3,357
		17,806
Internet Software & Services - 0.0%
Google, Inc. 3.625% 5/19/21	3,780	4,060
IT Services - 0.3%
IBM Corp.:
1.25% 2/6/17	11,250	11,329
1.95% 7/22/16	1,500	1,536
3.625% 2/12/24	5,000	5,187
7.625% 10/15/18	13,000	15,953
Xerox Corp.:
2.75% 3/15/19	5,000	5,084
4.25% 2/15/15	1,000	1,017
4.5% 5/15/21	4,000	4,340
5.625% 12/15/19	1,000	1,144
		45,590
Software - 0.3%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,060
3.625% 12/15/23	22,325	23,652
4.2% 6/1/19	2,000	2,212
5.3% 2/8/41	1,500	1,783
Oracle Corp.:
2.25% 10/8/19	4,725	4,745
3.4% 7/8/24	4,725	4,813
5.375% 7/15/40	12,500	14,755
5.75% 4/15/18	7,400	8,468
		62,488
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
2.1% 5/6/19	6,475	6,514
3.85% 5/4/43	13,000	12,450
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	2,020
3.3% 12/9/16	5,250	5,501
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Hewlett-Packard Co.: - continued
4.3% 6/1/21	$ 2,780	$ 2,993
6% 9/15/41	1,500	1,779
		31,257
TOTAL INFORMATION TECHNOLOGY		185,874
MATERIALS - 1.4%
Chemicals - 0.6%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,106
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,043
3.625% 1/15/21	5,000	5,346
4.15% 2/15/43	4,000	4,005
4.625% 1/15/20	3,000	3,348
Ecolab, Inc.:
1% 8/9/15	4,750	4,771
1.45% 12/8/17	6,650	6,643
5.5% 12/8/41	3,000	3,523
Lubrizol Corp. 8.875% 2/1/19	919	1,172
LYB International Finance BV:
4% 7/15/23	5,625	5,951
4.875% 3/15/44	3,000	3,233
LyondellBasell Industries NV 5% 4/15/19	3,000	3,355
Monsanto Co.:
2.125% 7/15/19	7,458	7,465
2.75% 7/15/21	6,357	6,387
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	4,002
3.75% 9/30/15	2,000	2,068
4.875% 3/30/20	1,500	1,696
5.625% 12/1/40	1,800	2,202
Praxair, Inc.:
2.2% 8/15/22	2,000	1,908
2.45% 2/15/22	4,650	4,562
3.25% 9/15/15	3,200	3,296
3.55% 11/7/42	2,000	1,866
The Dow Chemical Co.:
3% 11/15/22	4,900	4,834
4.125% 11/15/21	7,700	8,248
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
The Dow Chemical Co.: - continued
8.55% 5/15/19	$ 2,358	$ 3,004
9.4% 5/15/39	3,000	4,982
The Mosaic Co. 5.625% 11/15/43	3,750	4,334
		107,350
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	1,993
Containers & Packaging - 0.0%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,566
Metals & Mining - 0.7%
Barrick Gold Corp.:
3.85% 4/1/22	8,000	8,119
5.25% 4/1/42	4,500	4,525
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	8,175
2.875% 2/24/22	9,300	9,357
5% 9/30/43	3,000	3,433
6.5% 4/1/19	2,500	2,994
Freeport-McMoRan Copper & Gold, Inc.:
2.375% 3/15/18	10,425	10,567
3.1% 3/15/20	3,800	3,852
3.55% 3/1/22	5,125	5,153
3.875% 3/15/23	2,000	2,030
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,109
6.25% 10/1/39	1,600	1,723
Nucor Corp.:
4% 8/1/23	3,000	3,140
5.2% 8/1/43	3,000	3,283
Rio Tinto Finance (U.S.A.) Ltd.:
2.25% 9/20/16	1,200	1,233
3.75% 9/20/21	3,200	3,407
5.2% 11/2/40	1,000	1,128
6.5% 7/15/18	1,398	1,642
7.125% 7/15/28	2,000	2,654
Rio Tinto Finance (U.S.A.) PLC:
2.25% 12/14/18	3,000	3,054
2.875% 8/21/22	6,000	5,949
4.125% 8/21/42	4,000	3,937
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Southern Copper Corp. 5.25% 11/8/42	$ 3,775	$ 3,665
Teck Resources Ltd.:
4.75% 1/15/22	3,850	4,080
5.2% 3/1/42	5,200	5,102
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	11,900
5.625% 9/15/19	6,210	7,013
6.25% 1/23/17	9,395	10,459
		132,683
Paper & Forest Products - 0.1%
International Paper Co.:
3.65% 6/15/24	4,725	4,724
4.75% 2/15/22	11,500	12,713
		17,437
TOTAL MATERIALS		263,029
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
2.4% 8/15/16	12,800	13,176
4.35% 6/15/45	24,760	24,136
5.55% 8/15/41	7,300	8,362
5.8% 2/15/19	4,000	4,643
6.3% 1/15/38	838	1,047
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	179
British Telecommunications PLC:
2% 6/22/15	7,000	7,079
9.625% 12/15/30	4,515	7,293
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	4,232
Orange SA:
2.125% 9/16/15	1,000	1,013
5.375% 7/8/19	4,000	4,546
SBC Communications, Inc. 5.1% 9/15/14	2,149	2,152
Telefonica Emisiones S.A.U.:
3.992% 2/16/16	3,850	4,019
4.949% 1/15/15	3,000	3,045
5.462% 2/16/21	2,700	3,066
5.877% 7/15/19	2,000	2,306
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones S.A.U.: - continued
6.421% 6/20/16	$ 1,151	$ 1,259
7.045% 6/20/36	2,600	3,416
Verizon Communications, Inc.:
1.25% 11/3/14	8,400	8,412
2% 11/1/16	9,600	9,787
4.5% 9/15/20	23,600	25,931
4.75% 11/1/41	1,000	1,028
5.012% 8/21/54 (d)	12,557	13,116
5.15% 9/15/23	23,600	26,723
6.25% 4/1/37	3,121	3,859
6.35% 4/1/19	6,000	7,054
6.55% 9/15/43	12,516	16,135
6.9% 4/15/38	6,025	7,969
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,788
		218,771
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,235
6.125% 11/15/37	8,365	10,154
Rogers Communications, Inc.:
4.1% 10/1/23	4,825	5,059
5.45% 10/1/43	5,775	6,515
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,966
1.5% 2/19/18	7,700	7,630
2.5% 9/26/22	3,000	2,835
2.95% 2/19/23	6,900	6,682
5.45% 6/10/19	6,000	6,831
		54,907
TOTAL TELECOMMUNICATION SERVICES		273,678
UTILITIES - 1.8%
Electric Utilities - 1.3%
Alabama Power Co.:
4.15% 8/15/44	4,650	4,737
5.2% 6/1/41	3,850	4,593
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
AmerenUE:
3.9% 9/15/42	$ 3,700	$ 3,631
6.4% 6/15/17	2,959	3,338
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	4,015
2.95% 12/15/22	4,000	3,950
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	2,935
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,379
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,783
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,519
Commonwealth Edison Co.:
3.4% 9/1/21	1,000	1,053
5.8% 3/15/18	9,945	11,317
Dayton Power & Light Co. 1.875% 9/15/16	3,750	3,814
Detroit Edison Co. 2.65% 6/15/22	8,000	7,954
Duke Energy Carolinas LLC:
4% 9/30/42	3,750	3,753
5.25% 1/15/18	4,355	4,861
6% 1/15/38	3,450	4,477
Duke Energy Corp.:
2.1% 6/15/18	4,650	4,690
3.75% 4/15/24	6,000	6,244
3.95% 9/15/14	4,500	4,505
3.95% 10/15/23	2,443	2,594
Duke Energy Progress, Inc. 4.375% 3/30/44	2,000	2,121
Edison International 3.75% 9/15/17	3,000	3,191
FirstEnergy Solutions Corp. 6.8% 8/15/39	3,500	3,896
Florida Power & Light Co. 3.25% 6/1/24	4,725	4,835
Hydro-Quebec:
1.375% 6/19/17	1,000	1,008
2% 6/30/16	7,310	7,482
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,805
Mississippi Power Co. 4.25% 3/15/42	1,840	1,856
Nevada Power Co. 6.5% 8/1/18	1,555	1,828
Northern States Power Co.:
3.4% 8/15/42	2,000	1,827
4.125% 5/15/44	4,500	4,692
5.25% 3/1/18	10,500	11,753
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,878
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.: - continued
3.75% 8/15/42	$ 5,900	$ 5,482
5.4% 1/15/40	4,000	4,699
PacifiCorp:
3.6% 4/1/24	4,000	4,167
6% 1/15/39	6,193	8,095
Pennsylvania Electric Co. 6.05% 9/1/17	757	852
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,163
PPL Capital Funding, Inc.:
3.4% 6/1/23	2,675	2,701
4.2% 6/15/22	2,000	2,153
4.7% 6/1/43	1,800	1,887
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,909
6% 12/1/39	3,200	4,078
Public Service Electric & Gas Co.:
2.7% 5/1/15	2,000	2,030
3.65% 9/1/42	2,825	2,691
4% 6/1/44	5,000	5,020
Tampa Electric Co.:
6.15% 5/15/37	6,260	8,127
6.55% 5/15/36	5,500	7,506
Virginia Electric & Power Co.:
3.45% 2/15/24	2,750	2,837
4.45% 2/15/44	2,750	2,955
5% 6/30/19	5,000	5,651
6% 5/15/37	2,000	2,578
Wisconsin Electric Power Co.:
4.25% 6/1/44	4,700	4,992
6.25% 12/1/15	2,983	3,186
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,132
		232,205
Gas Utilities - 0.0%
Southern California Gas Co. 3.75% 9/15/42	2,000	1,957
Southern Natural Gas Co. 5.9% 4/1/17 (d)	438	486
		2,443
Multi-Utilities - 0.5%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,859
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,310
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
CMS Energy Corp. 4.875% 3/1/44	$ 5,000	$ 5,412
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,224
4.45% 3/15/44	8,000	8,390
5.5% 12/1/39	2,500	3,009
Consumers Energy Co. 2.85% 5/15/22	6,650	6,713
Delmarva Power & Light 4% 6/1/42	4,000	4,005
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,015
2.5341% 9/30/66 (g)	1,000	924
4.9% 8/1/41	2,000	2,183
7.5% 6/30/66 (g)	1,000	1,082
MidAmerican Energy Holdings, Co.:
5.15% 11/15/43	1,650	1,923
5.75% 4/1/18	3,750	4,267
6.5% 9/15/37	7,605	10,042
National Grid PLC 6.3% 8/1/16	1,463	1,609
NiSource Finance Corp.:
4.8% 2/15/44	5,500	5,626
5.25% 9/15/17	835	926
5.45% 9/15/20	5,111	5,818
6.25% 12/15/40	2,453	3,030
6.4% 3/15/18	1,532	1,765
PG&E Corp. 2.4% 3/1/19	2,406	2,429
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,086
Sempra Energy:
2.875% 10/1/22	3,000	2,981
4.05% 12/1/23	5,000	5,340
6% 10/15/39	1,000	1,269
6.5% 6/1/16	3,000	3,288
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	4,228	4,392
		95,917
TOTAL UTILITIES		330,565
TOTAL NONCONVERTIBLE BONDS (Cost $4,145,788)		4,450,437
U.S. Government and Government Agency Obligations - 41.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.1%
Fannie Mae:
0.5% 3/30/16	$ 28,500	$ 28,538
0.875% 10/26/17	32,907	32,636
1.75% 9/12/19	10,000	9,963
1.875% 9/18/18	15,050	15,259
5% 3/15/16	28,200	30,165
Federal Farm Credit Bank 3% 9/22/14	50,000	50,081
Federal Home Loan Bank:
0.625% 12/28/16	28,350	28,298
0.875% 5/24/17	15,825	15,794
1% 6/21/17	35,300	35,315
5% 11/17/17	33,300	37,292
5.5% 7/15/36	1,500	1,981
Freddie Mac:
0.5% 5/13/16	30,000	30,031
0.875% 10/14/16	24,375	24,476
1% 6/29/17	2,660	2,662
1% 9/29/17	32,075	31,980
1.375% 5/1/20	14,000	13,594
1.75% 9/10/15	20,385	20,717
2.375% 1/13/22	13,000	13,069
3.75% 3/27/19	2,300	2,511
4.875% 6/13/18	66,960	75,592
6.25% 7/15/32	7,700	10,906
6.75% 3/15/31	26,000	38,167
Tennessee Valley Authority:
5.25% 9/15/39	20,000	24,953
5.375% 4/1/56	5,395	6,772
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		580,752
U.S. Treasury Obligations - 38.1%
U.S. Treasury Bonds:
3.125% 2/15/43	29,730	30,041
3.375% 5/15/44	29,150	30,863
3.5% 2/15/39	12,115	13,194
3.625% 8/15/43	26,640	29,508
3.625% 2/15/44	67,570	74,865
3.75% 11/15/43	44,780	50,720
3.875% 8/15/40	30,080	34,855
4.25% 5/15/39	26,000	31,813
4.25% 11/15/40	811	997
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
4.375% 2/15/38	$ 8,200	$ 10,178
4.375% 11/15/39	100	125
4.375% 5/15/40	8,000	10,008
4.375% 5/15/41	57,765	72,504
4.5% 2/15/36	23,270	29,360
4.5% 5/15/38	15,000	18,966
4.5% 8/15/39	39,000	49,506
4.625% 2/15/40	21,500	27,849
4.75% 2/15/37	9,420	12,302
4.75% 2/15/41	54,830	72,675
5% 5/15/37	11,000	14,840
5.375% 2/15/31	53,470	72,134
6.25% 5/15/30	86,360	125,681
8.75% 5/15/17	8,000	9,693
8.875% 8/15/17	5,000	6,153
8.875% 2/15/19	6,960	9,188
9% 11/15/18	4,000	5,249
9.125% 5/15/18	3,000	3,861
U.S. Treasury Notes:
0.125% 4/30/15	32,560	32,570
0.25% 5/15/15	50,890	50,952
0.25% 7/15/15	20,040	20,067
0.25% 8/15/15	41,845	41,901
0.25% 12/15/15	3	3
0.25% 2/29/16	28,880	28,859
0.25% 4/15/16	144,180	143,927
0.25% 5/15/16	70,330	70,160
0.375% 6/15/15	56,410	56,538
0.375% 6/30/15	61,100	61,246
0.375% 2/15/16	24,420	24,449
0.375% 3/15/16	7,580	7,586
0.5% 6/15/16	41,060	41,113
0.5% 8/31/16	39,100	39,103
0.625% 7/15/16	147,580	148,018
0.625% 8/15/16	37,000	37,090
0.625% 11/15/16	34,620	34,623
0.625% 12/15/16	122,260	122,174
0.625% 2/15/17	205,420	204,922
0.625% 5/31/17	31,820	31,611
0.625% 9/30/17	27,465	27,135
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.75% 1/15/17	$ 23,270	$ 23,299
0.75% 3/15/17	66,400	66,395
0.75% 10/31/17	32,870	32,552
0.875% 9/15/16	15,010	15,110
0.875% 11/30/16	71,530	71,904
0.875% 12/31/16	12,063	12,116
0.875% 1/31/17	54,880	55,099
0.875% 2/28/17	109,294	109,636
0.875% 4/15/17	146,720	147,029
0.875% 5/15/17	49,260	49,306
0.875% 6/15/17	112,340	112,340
0.875% 7/15/17	100,740	100,622
0.875% 8/15/17	82,420	82,278
0.875% 1/31/18	9,310	9,218
0.875% 7/31/19	82,900	79,914
1% 8/31/16	100,010	100,971
1% 9/30/16	46,030	46,436
1% 10/31/16	86,750	87,475
1% 3/31/17	45,115	45,351
1% 5/31/18	4,670	4,618
1% 11/30/19	18,250	17,594
1.125% 4/30/20	242,130	233,201
1.25% 8/31/15	76,590	77,452
1.25% 10/31/15	39,660	40,153
1.25% 10/31/18	45,190	44,837
1.25% 11/30/18	47,480	47,053
1.25% 1/31/19	14,670	14,500
1.25% 4/30/19	1,150	1,133
1.375% 6/30/18	31,800	31,847
1.375% 7/31/18	1,175	1,176
1.375% 9/30/18	126,860	126,662
1.375% 2/28/19	98,500	97,792
1.375% 1/31/20	20,920	20,521
1.5% 6/30/16	86,270	87,904
1.5% 7/31/16	31,340	31,941
1.5% 8/31/18	252,040	253,123
1.5% 12/31/18	4,060	4,061
1.5% 1/31/19	37,180	37,151
1.5% 2/28/19	32,250	32,202
1.5% 3/31/19	12,800	12,767
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.625% 4/30/19	$ 4,980	$ 4,990
1.625% 7/31/19 (c)	43,010	43,013
1.625% 8/31/19	56,910	56,901
1.75% 7/31/15	53,000	53,789
1.75% 5/31/16	13,840	14,158
1.75% 10/31/18	10	10
1.75% 10/31/20	9,960	9,863
1.875% 6/30/15	60,900	61,799
1.875% 9/30/17	11,325	11,615
1.875% 10/31/17	40,860	41,885
1.875% 6/30/20	24,290	24,353
2% 4/30/16	49,100	50,412
2% 11/30/20	31,910	32,040
2% 2/28/21	26,380	26,421
2% 5/31/21	40,290	40,240
2% 8/31/21	62,970	62,783
2% 2/15/23	50,680	49,809
2.125% 5/31/15	86,030	87,327
2.125% 12/31/15	18,710	19,176
2.125% 2/29/16	145,700	149,638
2.125% 8/31/20	49,753	50,457
2.125% 1/31/21	3,060	3,090
2.125% 6/30/21	7,260	7,305
2.125% 8/15/21	90,750	91,268
2.25% 3/31/16	54,000	55,620
2.25% 11/30/17	11,000	11,401
2.25% 4/30/21	42,310	42,971
2.25% 7/31/21	31,690	32,133
2.375% 8/15/24	33,570	33,664
2.5% 3/31/15	52,000	52,727
2.5% 4/30/15	50,580	51,388
2.5% 8/15/23	97,170	99,022
2.5% 5/15/24	113,100	114,726
2.625% 2/29/16	13,600	14,068
2.625% 4/30/18	10,200	10,698
2.625% 8/15/20	141,000	147,048
2.625% 11/15/20	94,180	98,087
2.75% 11/30/16	25,000	26,180
2.75% 12/31/17	3,000	3,157
2.75% 11/15/23	102,790	106,733
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.75% 2/15/24	$ 135,610	$ 140,674
3% 8/31/16	12,402	13,008
3% 9/30/16	22,000	23,107
3.125% 10/31/16	23,900	25,192
3.125% 5/15/21	50,876	54,545
3.25% 5/31/16	14,200	14,894
3.25% 12/31/16	25,000	26,484
3.375% 11/15/19	27,740	30,083
3.5% 2/15/18	4,000	4,312
3.5% 5/15/20	81,800	89,418
3.625% 2/15/20	59,600	65,467
3.625% 2/15/21	39,800	43,892
3.875% 5/15/18	8,000	8,754
4% 8/15/18	22,000	24,257
4.125% 5/15/15	19,300	19,846
4.25% 11/15/17	16,000	17,590
4.5% 5/15/17	13,000	14,263
4.625% 11/15/16	15,000	16,308
4.625% 2/15/17	14,000	15,322
5.125% 5/15/16	13,100	14,144
TOTAL U.S. TREASURY OBLIGATIONS		7,089,439
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,445,520)		7,670,191
U.S. Government Agency - Mortgage Securities - 29.9%

Fannie Mae - 17.8%
2.201% 11/1/34 (g)	14,268	15,199
2.5% 3/1/27 to 8/1/43	174,057	175,783
2.5% 9/1/29 (f)	76,900	77,906
2.5% 9/1/29 (f)	7,000	7,092
2.5% 9/1/44 (f)	1,000	959
2.534% 11/1/34 (g)	1,120	1,195
3% 11/1/20 to 12/1/43	652,207	657,975
3% 9/1/29 (f)	8,000	8,292
3% 9/1/44 (f)	10,000	9,952
3.099% 4/1/41 (g)	8,958	9,573
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 10/1/18 to 7/1/44	$ 519,718	$ 538,491
3.5% 9/1/29 (f)	8,000	8,450
3.5% 9/1/29 (f)	5,000	5,281
3.5% 9/1/44 (f)	31,000	31,909
3.5% 9/1/44 (f)	14,000	14,411
3.5% 9/1/44 (f)	23,000	23,675
4% 2/1/24 to 1/1/44	469,710	499,174
4% 9/1/29 (f)	3,000	3,175
4% 9/1/44 (f)	107,000	113,358
4% 9/1/44 (f)	30,000	31,783
4% 9/1/44 (f)	32,600	34,537
4% 9/1/44 (f)	32,800	34,749
4% 9/1/44 (f)	30,800	32,630
4% 10/1/44 (f)	10,000	10,559
4% 10/1/44 (f)	20,800	21,963
4% 10/1/44 (f)	30,800	32,522
4% 10/1/44 (f)	32,600	34,423
4% 10/1/44 (f)	32,800	34,634
4% 10/1/44 (f)	36,000	38,013
4.5% 1/1/19 to 8/1/44	295,535	319,256
4.5% 10/1/44 (f)	9,000	9,694
5% 6/1/20 to 10/1/43	153,691	169,360
5% 9/1/44 (f)	15,300	16,873
5% 9/1/44 (f)	4,000	4,411
5% 9/1/44 (f)	4,000	4,411
5.5% 8/1/17 to 9/1/41 (f)	118,885	132,747
5.5% 9/1/44 (f)	4,000	4,449
6% 2/1/23 to 7/1/41	95,807	108,286
6.5% 3/1/22 to 6/1/40	34,455	39,268
TOTAL FANNIE MAE		3,316,418
Freddie Mac - 4.6%
1.851% 3/1/36 (g)	7,757	8,091
2.354% 12/1/35 (g)	6,208	6,614
2.5% 5/1/23 to 3/1/28	46,454	47,173
2.596% 9/1/37 (g)	1,852	1,986
3% 3/1/27 to 10/1/43	159,706	161,584
3.5% 9/1/18 to 7/1/44	154,263	159,542
3.5% 9/1/44 (f)	5,000	5,136
4% 8/1/31 to 3/1/44	111,296	117,899
4% 9/1/44 (f)	10,000	10,572
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.5% 6/1/25 to 4/1/44	$ 154,027	$ 166,714
4.681% 3/1/35 (g)	2,743	2,941
5% 4/1/23 to 9/1/40	91,658	101,184
5.5% 5/1/23 to 1/1/41	51,776	57,668
6% 4/1/32 to 8/1/37	2,446	2,765
6.5% 8/1/36 to 12/1/37	1,089	1,233
TOTAL FREDDIE MAC		851,102
Ginnie Mae - 7.5%
2.5% 10/20/42 to 3/20/44	8,776	8,544
3% 4/15/42 to 7/20/44	230,423	233,888
3% 9/1/44 (f)	18,900	19,152
3% 9/1/44 (f)	4,100	4,155
3% 9/1/44 (f)	4,000	4,053
3.5% 10/15/40 to 2/20/44	303,993	316,497
3.5% 9/1/44 (f)	8,100	8,422
3.5% 9/1/44 (f)	13,900	14,453
3.5% 9/1/44 (f)	16,000	16,637
4% 1/15/25 to 3/15/42	231,131	246,876
4% 9/1/44 (f)	35,000	37,282
4% 9/1/44 (f)	2,000	2,132
4% 9/1/44 (f)	16,000	17,043
4.5% 9/15/33 to 5/20/44	221,554	241,388
4.5% 9/1/44 (f)	5,000	5,435
5% 4/20/38 to 6/20/44	119,237	132,464
5% 9/1/44 (f)	3,000	3,294
5.5% 10/20/32 to 3/20/44	43,709	48,864
5.5% 9/1/44 (f)	2,000	2,215
6% 5/20/34 to 12/15/40	23,408	26,435
6.5% 8/20/36 to 1/15/39	4,575	5,223
TOTAL GINNIE MAE		1,394,452
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,482,193)		5,561,972
Asset-Backed Securities - 0.2%

Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,711
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,761
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citibank Credit Card Issuance Trust:
Series 2013-A3 Class A3, 1.11% 7/23/18	$ 2,800	$ 2,814
Series 2013-A9 Class A9, 4% 9/8/25	4,675	4,960
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	3,094	3,144
Ford Credit Auto Owner Trust Series 2013-C Class A3, 0.82% 12/15/17	4,675	4,689
Ford Credit Floorplan Master Owner Trust Series 2013-5 Class A1, 1.5% 9/15/18	4,675	4,721
Hyundai Auto Receivables Trust Series 2013-C Class A3, 1.01% 2/15/18	4,675	4,694
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	1,875	1,880
Nissan Auto Receivables Owner Trust Series 2013-B Class A3, 0.84% 11/15/17	3,750	3,763
TOTAL ASSET-BACKED SECURITIES (Cost $40,456)		41,137
Commercial Mortgage Securities - 2.7%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7129% 5/10/45 (g)	355	360
Series 2006-3 Class A4, 5.889% 7/10/44	6,607	7,063
Series 2006-5 Class A2, 5.317% 9/10/47	2,015	2,022
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,584
Series 2005-3 Class A3B, 5.09% 7/10/43 (g)	3,939	4,008
Series 2006-6 Class E, 5.619% 10/10/45 (d)	733	93
Series 2007-3:
Class A3, 5.5647% 6/10/49 (g)	1,522	1,520
Class A4, 5.5647% 6/10/49 (g)	2,643	2,881
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,777	2,978
Bayview Commercial Asset Trust Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(g)(h)	3,911	162
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7071% 6/11/40 (g)	16,612	18,235
Series 2006-T22 Class A4, 5.5723% 4/12/38 (g)	153	161
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,120
Series 2007-C6 Class A4, 5.7096% 12/10/49 (g)	9,950	10,968
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	$ 824	$ 836
Class A4, 5.322% 12/11/49	4,412	4,757
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,416	1,369
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.7961% 12/10/49 (g)	2,805	3,107
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	5,680	6,063
Series 2007-C2 Class A3, 5.542% 1/15/49 (g)	2,536	2,752
Series 2007-C3 Class A4, 5.7022% 6/15/39 (g)	6,482	6,978
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	1,148	1,257
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.505% 4/15/22 (d)(g)	4,524	4,435
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (d)(g)	1,938	242
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	20,954
Series K034 Class A2, 3.531% 7/25/23	9,000	9,542
Series K013 Class A2, 3.974% 1/25/21	11,575	12,648
Series K020 Class A2, 2.373% 5/25/22	10,400	10,254
Series K036 Class A2, 3.527% 10/25/23	8,975	9,500
Series K501 Class A2, 1.655% 11/25/16	16,800	17,066
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	19,501	21,027
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	3,989
Series 2006-GG7 Class A4, 5.8189% 7/10/38 (g)	39,295	41,852
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	7,000	7,271
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	13,796	13,597
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	27,315	29,167
Series 2006-LDP8 Class A4, 5.399% 5/15/45	782	834
Series 2006-LDP9 Class A3, 5.336% 5/15/47	522	562
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-CB19 Class A4, 5.7029% 2/12/49 (g)	$ 28,547	$ 31,223
Series 2007-LD11:
Class A2, 5.79% 6/15/49 (g)	126	126
Class A4, 5.805% 6/15/49 (g)	8,435	9,172
Series 2007-LDPX Class A3, 5.42% 1/15/49	11,078	11,991
Series 2006-LDP7 Class A4, 5.8657% 4/15/45 (g)	3,650	3,891
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8927% 7/15/44 (g)	3,327	3,656
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	571	613
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,021
Series 2007-C1 Class A4, 5.424% 2/15/40	1,149	1,245
Series 2007-C2 Class A3, 5.43% 2/15/40	500	545
Series 2007-C6 Class A4, 5.858% 7/15/40 (g)	1,492	1,587
Series 2007-C7 Class A3, 5.866% 9/15/45	5,398	6,004
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4208% 1/12/44 (d)(g)	1,103	1,050
Series 2007-C1 Class A4, 5.8385% 6/12/50 (g)	4,800	5,308
Series 2008-C1 Class A4, 5.69% 2/12/51	2,639	2,923
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.276% 12/12/49 (g)	63	63
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	423	435
Series 2007-5 Class A4, 5.378% 8/12/48	6,824	7,307
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	2,000	2,172
Series 2007-7 Class A4, 5.7432% 6/12/50 (g)	4,438	4,851
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,268	391
Series 2007-8 Class A3, 5.8831% 8/12/49 (g)	1,094	1,204
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class C, 0.315% 10/15/20 (d)(g)	728	725
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (g)	132	132
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,411
Series 2006-IQ11 Class A4, 5.6554% 10/15/42 (g)	319	333
Series 2006-T23 Class A3, 5.8054% 8/12/41 (g)	558	558
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (g)	1,902	2,078
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	$ 179	$ 64
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	31,242	33,780
Series 2007-C31:
Class A4, 5.509% 4/15/47	15,483	16,625
Class A5, 5.5% 4/15/47	7,950	8,704
Series 2007-C32 Class A3, 5.7453% 6/15/49 (g)	8,092	8,824
Series 2007-C33:
Class A4, 5.9414% 2/15/51 (g)	25,365	27,510
Class A5, 5.9414% 2/15/51 (g)	839	926
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,292
Series 2005-C22:
Class B, 5.3703% 12/15/44 (g)	2,812	2,806
Class F, 5.3703% 12/15/44 (d)(g)	2,115	579
Series 2006-C23 Class A5, 5.416% 1/15/45 (g)	7,395	7,781
Series 2006-C25 Class AM, 5.7196% 5/15/43 (g)	664	709
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $452,385)		508,829
Municipal Securities - 0.8%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	15,413
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,499
California Gen. Oblig. 7.55% 4/1/39	15,000	22,752
Chicago Gen. Oblig. 6.314% 1/1/44	1,900	2,013
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	8,900	8,837
Series 2011:
4.511% 3/1/15	1,590	1,617
4.961% 3/1/16	2,830	2,988
5.877% 3/1/19	2,080	2,326
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	13,928
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,438
New Jersey Tpk. Auth. Tpk. Rev. Series A, 7.414% 1/1/40	4,700	6,975
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,971
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	$ 10,725	$ 13,157
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,455
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	5,988
Series 2010 164, 5.647% 11/1/40	5,210	6,533
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	8,171
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,273
TOTAL MUNICIPAL SECURITIES (Cost $122,722)		142,334
Foreign Government and Government Agency Obligations - 2.8%

Brazilian Federative Republic:
4.875% 1/22/21	15,540	17,078
5.625% 1/7/41	14,750	16,594
5.875% 1/15/19	1,300	1,490
6% 1/17/17	3,000	3,315
Canadian Government 2.375% 9/10/14	3,000	3,000
Chilean Republic 3.25% 9/14/21	9,000	9,369
Colombian Republic:
2.625% 3/15/23	7,575	7,192
4% 2/26/24	1,650	1,724
5.625% 2/26/44	4,000	4,640
6.125% 1/18/41	4,750	5,866
7.375% 3/18/19	3,450	4,171
Export Development Canada:
1.25% 10/26/16	4,000	4,045
1.5% 10/3/18	1,700	1,700
Israeli State 4% 6/30/22	7,000	7,438
Italian Republic:
3.125% 1/26/15	16,000	16,162
5.375% 6/12/17	2,375	2,620
6.875% 9/27/23	6,000	7,686
Jordanian Kingdom 1.945% 6/23/19	23,650	23,768
KfW:
0.5% 4/19/16	8,000	8,003
0.75% 3/17/17	8,000	7,970
1% 1/12/15	38,700	38,816
1.875% 4/1/19	16,930	17,098
2.125% 1/17/23	12,000	11,765
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
KfW: - continued
2.75% 10/1/20	$ 4,175	$ 4,343
4% 1/27/20	3,000	3,324
4.875% 6/17/19	25,000	28,630
Korean Republic 7.125% 4/16/19	6,650	8,150
Manitoba Province:
1.3% 4/3/17	3,420	3,448
2.1% 9/6/22	1,900	1,835
New Brunswick Province 2.75% 6/15/18	4,350	4,545
Ontario Province:
1% 7/22/16	17,000	17,110
4% 10/7/19	15,000	16,451
Panamanian Republic:
4.3% 4/29/53	5,675	5,178
5.2% 1/30/20	1,800	2,007
Peruvian Republic:
5.625% 11/18/50	3,300	3,894
6.55% 3/14/37	3,075	3,982
7.125% 3/30/19	1,900	2,304
Philippine Republic:
4.2% 1/21/24	4,765	5,110
6.375% 10/23/34	10,375	13,488
6.5% 1/20/20	6,144	7,304
Polish Government:
3.875% 7/16/15	4,350	4,467
5% 10/19/15	3,050	3,196
5% 3/23/22	14,500	16,284
Province of British Columbia 1.2% 4/25/17	7,600	7,649
Province of Quebec 2.75% 8/25/21	20,000	20,288
South African Republic:
5.875% 5/30/22	1,900	2,145
6.875% 5/27/19	6,750	7,796
Turkish Republic:
5.75% 3/22/24	3,000	3,332
6% 1/14/41	13,200	14,586
6.25% 9/26/22	13,225	15,077
6.75% 4/3/18	8,375	9,443
7.5% 11/7/19	2,625	3,104
United Mexican States:
3.5% 1/21/21	7,400	7,696
3.625% 3/15/22	3,000	3,123
4% 10/2/23	18,750	19,875
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
United Mexican States: - continued
4.75% 3/8/44	$ 9,700	$ 10,175
5.55% 1/21/45	1,316	1,544
6.05% 1/11/40	4,800	6,000
Uruguay Republic:
4.125% 11/20/45	4,750	4,334
4.5% 8/14/24	3,625	3,924
5.1% 6/18/50	2,000	2,075
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $501,035)		518,726
Supranational Obligations - 1.2%

African Development Bank:
0.875% 5/15/17	1,000	997
0.875% 3/15/18	1,900	1,871
1.125% 3/15/17	1,300	1,307
1.625% 10/2/18	2,800	2,812
Asian Development Bank:
1.125% 3/15/17	5,000	5,029
1.875% 4/12/19	12,000	12,109
Council of Europe Development Bank:
1% 3/7/18	1,900	1,881
2.625% 2/16/16	4,250	4,385
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,686
1.625% 9/3/15	4,750	4,814
1.75% 6/14/19	4,700	4,706
2.5% 3/15/16	3,800	3,922
European Investment Bank:
0.875% 4/18/17	11,000	10,983
1.625% 6/15/17	4,640	4,718
1.625% 12/18/18	30,900	30,979
1.75% 3/15/17	5,000	5,105
1.75% 6/17/19	8,625	8,637
1.875% 3/15/19	3,000	3,027
2.125% 10/15/21	2,840	2,828
2.5% 4/15/21	4,650	4,749
2.875% 1/15/15	5,000	5,050
2.875% 9/15/20	9,000	9,432
Supranational Obligations - continued
	Principal Amount (000s)	Value (000s)
European Investment Bank: - continued
3.25% 1/29/24	$ 2,000	$ 2,117
Inter-American Development Bank:
0.5% 8/17/15	1,900	1,906
1.125% 3/15/17	17,100	17,282
1.75% 10/15/19	1,375	1,377
3% 10/4/23	3,575	3,765
3.875% 9/17/19	5,000	5,496
4.375% 1/24/44	4,000	4,565
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,067
1% 9/15/16	9,000	9,065
2.25% 6/24/21	16,075	16,136
2.375% 5/26/15	12,300	12,501
International Finance Corp. 1.75% 9/16/19	11,350	11,335
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $224,612)		227,639
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $3,443)	3,422	3,481
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (e)(g) (Cost $1,176)	1,725	1,876
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $271,395)	271,395,387	271,395
Cash Equivalents - 0.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 8/29/14 due 9/2/14 (Collateralized by U.S. Government Obligations) # (b) (Cost $32,688)	$ 32,688	$ 32,688
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $18,723,413)		19,430,705
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(826,564)
NET ASSETS - 100%		$ 18,604,141
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 9/1/44	$ (5,000)	(5,147)
4% 9/1/44	(10,000)	(10,594)
4% 9/1/44	(10,000)	(10,594)
4% 9/1/44	(20,800)	(22,036)
4% 9/1/44	(30,800)	(32,630)
4% 9/1/44	(32,600)	(34,537)
4% 9/1/44	(32,800)	(34,749)
4% 9/1/44	(32,600)	(34,537)
4% 9/1/44	(32,800)	(34,749)
4% 9/1/44	(30,800)	(32,631)
TOTAL FANNIE MAE		(252,204)
Ginnie Mae
3% 9/1/44	(4,100)	(4,155)
3% 9/1/44	(2,000)	(2,026)
3% 9/1/44	(4,100)	(4,155)
TOTAL GINNIE MAE		(10,336)
TOTAL TBA SALE COMMITMENTS (Proceeds $262,246)		$ (262,540)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,803,000 or 0.2% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$32,688,000 due 9/02/14 at 0.06%
Commerz Markets LLC	$ 28,250
HSBC Securities (USA), Inc.	4,438
$ 32,688
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 279
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 4,450,437	$ -	$ 4,450,437	$ -
U.S. Government and Government Agency Obligations	7,670,191	-	7,670,191	-
U.S. Government Agency - Mortgage Securities	5,561,972	-	5,561,972	-
Asset-Backed Securities	41,137	-	41,137	-
Commercial Mortgage Securities	508,829	-	508,765	64
Municipal Securities	142,334	-	142,334	-
Foreign Government and Government Agency Obligations	518,726	-	518,726	-
Supranational Obligations	227,639	-	227,639	-
Bank Notes	3,481	-	3,481	-
Preferred Securities	1,876	-	1,876	-
Money Market Funds	271,395	271,395	-	-
Cash Equivalents	32,688	-	32,688	-
Total Investments in Securities:	$ 19,430,705	$ 271,395	$ 19,159,246	$ 64
Other Financial Instruments:
TBA Sale Commitments	$ (262,540)	$ -	$ (262,540)	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2014

Assets
Investment in securities, at value (including securities loaned of $32,002 and repurchase agreements of $32,688) - See accompanying schedule: Unaffiliated issuers (cost $18,452,018)	$ 19,159,310
Fidelity Central Funds (cost $271,395)	271,395
Total Investments (cost $18,723,413)		$ 19,430,705
Cash		1,450
Receivable for investments sold, regular delivery		81,005
Receivable for TBA sale commitments		262,246
Receivable for fund shares sold		83,489
Interest receivable		104,174
Distributions receivable from Fidelity Central Funds		26
Receivable from investment adviser for expense reductions		315
Other receivables		111
Total assets		19,963,521

Liabilities
Payable for investments purchased Regular delivery	$ 255,390
Delayed delivery	798,950
TBA sale commitments, at value	262,540
Payable for fund shares redeemed	7,039
Distributions payable	381
Accrued management fee	761
Other affiliated payables	1,523
Other payables and accrued expenses	108
Collateral on securities loaned, at value	32,688
Total liabilities		1,359,380

Net Assets		$ 18,604,141
Net Assets consist of:
Paid in capital		$ 17,929,476
Undistributed net investment income		15,276
Accumulated undistributed net realized gain (loss) on investments		(47,609)
Net unrealized appreciation (depreciation) on investments		706,998
Net Assets		$ 18,604,141

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2014

Investor Class: Net Asset Value, offering price and redemption price per share ($6,519,995 ÷ 556,660 shares)	$ 11.71

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($5,778,072 ÷ 493,353 shares)	$ 11.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,157,789 ÷ 269,620 shares)	$ 11.71

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($946,532 ÷ 80,819 shares)	$ 11.71

Class F: Net Asset Value, offering price and redemption price per share ($2,201,753 ÷ 187,997 shares)	$ 11.71

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2014

Investment Income
Dividends		$ 109
Interest		455,176
Income from Fidelity Central Funds		279
Total income		455,564

Expenses
Management fee	$ 8,371
Transfer agent fees	16,723
Independent trustees' compensation	69
Miscellaneous	28
Total expenses before reductions	25,191
Expense reductions	(3,701)	21,490
Net investment income (loss)		434,074
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16,618
Change in net unrealized appreciation (depreciation) on: Investment securities	484,360
Delayed delivery commitments	(1,059)
Total change in net unrealized appreciation (depreciation)		483,301
Net gain (loss)		499,919
Net increase (decrease) in net assets resulting from operations		$ 933,993

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 434,074	$ 362,498
Net realized gain (loss)	16,618	4,864
Change in net unrealized appreciation (depreciation)	483,301	(838,760)
Net increase (decrease) in net assets resulting from operations	933,993	(471,398)
Distributions to shareholders from net investment income	(416,778)	(352,310)
Distributions to shareholders from net realized gain	-	(111,187)
Total distributions	(416,778)	(463,497)
Share transactions - net increase (decrease)	2,019,795	1,405,570
Total increase (decrease) in net assets	2,537,010	470,675

Net Assets
Beginning of period	16,067,131	15,596,456
End of period (including undistributed net investment income of $15,276 and undistributed net investment income of $9,971, respectively)	$ 18,604,141	$ 16,067,131

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.04	$ 11.74	$ 11.67	$ 11.05
Income from Investment Operations
Net investment income (loss) B	.286	.254	.312	.351	.373
Net realized and unrealized gain (loss)	.338	(.604)	.358	.137	.613
Total from investment operations	.624	(.350)	.670	.488	.986
Distributions from net investment income	(.274)	(.246)	(.305)	(.342)	(.366)
Distributions from net realized gain	-	(.084)	(.065)	(.076)	-
Total distributions	(.274)	(.330)	(.370)	(.418)	(.366)
Net asset value, end of period	$ 11.71	$ 11.36	$ 12.04	$ 11.74	$ 11.67
Total ReturnA	5.55%	(2.97)%	5.82%	4.32%	9.10%
Ratios to Average Net Assets C, E
Expenses before reductions	.22%	.22%	.22%	.28%	.36%
Expenses net of fee waivers, if any	.22%	.22%	.22%	.27%	.32%
Expenses net of all reductions	.22%	.22%	.22%	.27%	.32%
Net investment income (loss)	2.48%	2.16%	2.63%	3.06%	3.32%
Supplemental Data
Net assets, end of period (in millions)	$ 6,520	$ 5,338	$ 5,981	$ 7,287	$ 11,355
Portfolio turnover rateD	85%	118%	100%	106%	165%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended August 31,	2014	2013	2012	2011G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.299	.267	.321	.115
Net realized and unrealized gain (loss)	.339	(.593)	.349	.301
Total from investment operations	.638	(.326)	.670	.416
Distributions from net investment income	(.288)	(.260)	(.315)	(.116)
Distributions from net realized gain	-	(.084)	(.065)	-
Total distributions	(.288)	(.344)	(.380)	(.116)
Net asset value, end of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	5.68%	(2.78)%	5.82%	3.66%
Ratios to Average Net Assets E, H
Expenses before reductions	.17%	.17%	.17%	.17%A
Expenses net of fee waivers, if any	.10%	.10%	.12%	.17%A
Expenses net of all reductions	.10%	.10%	.12%	.17%A
Net investment income (loss)	2.60%	2.27%	2.73%	3.15%A
Supplemental Data
Net assets, end of period (in millions)	$ 5,778	$ 5,108	$ 4,265	$ 1,533
Portfolio turnover rateF	85%	118%	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2014	2013	2012	2011G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.303	.272	.329	.118
Net realized and unrealized gain (loss)	.338	(.594)	.349	.302
Total from investment operations	.641	(.322)	.678	.420
Distributions from net investment income	(.291)	(.264)	(.323)	(.120)
Distributions from net realized gain	-	(.084)	(.065)	-
Total distributions	(.291)	(.348)	(.388)	(.120)
Net asset value, end of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	5.71%	(2.75)%	5.89%	3.69%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07%	.07%	.07%A
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%A
Expenses net of all reductions	.07%	.07%	.07%	.07%A
Net investment income (loss)	2.63%	2.31%	2.78%	3.25%A
Supplemental Data
Net assets, end of period (in millions)	$ 3,158	$ 2,766	$ 3,121	$ 1,926
Portfolio turnover rateF	85%	118%	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended August 31,	2014	2013	2012	2011G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.305	.274	.331	.118
Net realized and unrealized gain (loss)	.339	(.594)	.349	.303
Total from investment operations	.644	(.320)	.680	.421
Distributions from net investment income	(.294)	(.266)	(.325)	(.121)
Distributions from net realized gain	-	(.084)	(.065)	-
Total distributions	(.294)	(.350)	(.390)	(.121)
Net asset value, end of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	5.73%	(2.73)%	5.91%	3.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%	.05%	.05%	.05%A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%A
Expenses net of all reductions	.05%	.05%	.05%	.05%A
Net investment income (loss)	2.65%	2.33%	2.80%	3.27%A
Supplemental Data
Net assets, end of period (in millions)	$ 947	$ 867	$ 869	$ 682
Portfolio turnover rateF	85%	118%	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2014	2013	2012	2011	2010G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.03	$ 11.74	$ 11.67	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.305	.273	.331	.365	.359
Net realized and unrealized gain (loss)	.339	(.593)	.349	.139	.542
Total from investment operations	.644	(.320)	.680	.504	.901
Distributions from net investment income	(.294)	(.266)	(.325)	(.358)	(.351)
Distributions from net realized gain	-	(.084)	(.065)	(.076)	-
Total distributions	(.294)	(.350)	(.390)	(.434)	(.351)
Net asset value, end of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.67
Total ReturnB, C	5.73%	(2.73)%	5.91%	4.47%	8.26%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%	.05%	.05%	.12%	.22%A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.12%	.22%A
Expenses net of all reductions	.05%	.05%	.05%	.12%	.22%A
Net investment income (loss)	2.65%	2.33%	2.80%	3.20%	3.42%A
Supplemental Data
Net assets, end of period (in millions)	$ 2,202	$ 1,988	$ 1,361	$ 634	$ 97
Portfolio turnover rateF	85%	118%	100%	106%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Spartan U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 734,309
Gross unrealized depreciation	(54,584)
Net unrealized appreciation (depreciation) on securities	$ 679,725

Tax Cost	$ 18,750,980

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 349
Net unrealized appreciation (depreciation) on securities and other investments	$ 679,432

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 416,778	$ 399,976
Long-term Capital Gains	-	63,521
Total	$ 416,778	$ 463,497

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Annual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,500,151 and $537,514, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.22%
Fidelity Advantage Class	.17%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and ..015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 9,817
Fidelity Advantage Class	6,326
Institutional Class	580
$ 16,723

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $266.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through October 31, 2015.

	Expense Limitations	Reimbursement
Fidelity Advantage Class	.10%	$ 3,690

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $10.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Investor Class	$ 137,336	$ 115,436
Fidelity Advantage Class	131,655	110,295
Institutional Class	73,256	68,676
Fidelity Advantage Institutional Class	22,566	19,939
Class F	51,965	37,964
Total	$ 416,778	$ 352,310
From net realized gain
Investor Class	$ -	$ 42,819
Fidelity Advantage Class	-	29,986
Institutional Class	-	22,091
Fidelity Advantage Institutional Class	-	5,965
Class F	-	10,326
Total	$ -	$ 111,187

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Investor Class
Shares sold	155,246	162,285	$ 1,791,631	$ 1,906,998
Reinvestment of distributions	11,818	13,229	136,577	156,261
Shares redeemed	(80,218)	(202,662)	(922,306)	(2,391,825)
Net increase (decrease)	86,846	(27,148)	$ 1,005,902	$ (328,566)
Fidelity Advantage Class
Shares sold	148,877	234,913	$ 1,718,974	$ 2,775,194
Reinvestment of distributions	11,059	11,538	127,764	135,969
Shares redeemed	(116,220)	(151,195)	(1,337,907)	(1,773,340)
Net increase (decrease)	43,716	95,256	$ 508,831	$ 1,137,823
Institutional Class
Shares sold	84,528	69,848	$ 974,833	$ 824,188
Reinvestment of distributions	6,341	7,688	73,256	90,764
Shares redeemed	(64,732)	(93,374)	(745,431)	(1,094,762)
Net increase (decrease)	26,137	(15,838)	$ 302,658	$ (179,810)
Fidelity Advantage Institutional Class
Shares sold	25,850	30,008	$ 297,984	$ 352,756
Reinvestment of distributions	1,953	2,196	22,566	25,904
Shares redeemed	(23,330)	(28,062)	(268,139)	(329,678)
Net increase (decrease)	4,473	4,142	$ 52,411	$ 48,982
Class F
Shares sold	60,391	68,612	$ 694,559	$ 805,470
Reinvestment of distributions	4,494	4,101	51,921	48,290
Shares redeemed	(51,901)	(10,818)	(596,487)	(126,619)
Net increase (decrease)	12,984	61,895	$ 149,993	$ 727,141

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Other - continued

At the end of the period, VIP FundsManager 60% Portfolio was the owner of record of approximately 11% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 41% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Spartan U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Bond Index Fund (a fund of Fidelity Salem Street Trust) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Bond Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 16, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2014, $348,544, or, if subsequently determined to be different, the net capital gain of such year.

A total of 24.24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $261,889,183 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

UBI-UANN-1014
1.790916.111

Spartan®

U.S. Bond Index
Fund

Class F

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class F A	5.73%	4.44%	4.44%

A The initial offering of Class F shares took place on September 24, 2009. Returns prior to September 24, 2009 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® U.S. Bond Index Fund - Class F on August 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period. See footnote A above for additional information regarding the performance of Class F.

Annual Report

Management's Discussion of Fund Performance

Comments from Alan Bembenek, Co-Portfolio Manager of Spartan® U.S. Bond Index Fund, and Brandon Bettencourt, who joined the fund as Co-Portfolio Manager on May 19, 2014, succeeding Co-Portfolio Manager Curtis Hollingsworth: For the year ending August 31, 2014, the fund's Class F shares performed roughly in line with the 5.66% advance of the Barclays® U.S. Aggregate Bond Index. In keeping with the fund's investment objective, our goal is to produce monthly returns, before expenses, that closely match the monthly returns of the Barclays index. We use a method known as "stratified sampling," or investing in representative securities to construct a portfolio that approximately mirrors the structure of the index in terms of sector weightings, maturity distribution and credit quality. We manage the portfolio so that it matches the index in terms of overall sensitivity to changing interest rates and to changes in the yield curve, which plots bond yields relative to their maturities. Conditions throughout the past 12 months generally favored U.S. investment-grade bonds. The U.S. fixed-income markets began the period on a strong note, as bond yields fell and their prices rose after the U.S. Federal Reserve's surprise decision to delay reducing its purchases of government bonds. Bonds came under pressure in late 2013 when increasingly strong economic data made a near-term taper more likely. Even though the Fed began to dial back its stimulus in January, bonds defied expectations with a strong showing for the first half of 2014. Global investors sought shelter among U.S. bonds early in the year, responding partly to uneven global economic growth and to instability in Ukraine and the Middle East. At the same time, the harsh winter of 2014 suppressed the U.S. economy and inflation remained muted, leading many investors to conclude that interest rates would stay low for an extended period. Bonds came under some pressure in June and July, when new economic data supported speculation that growth in the U.S. was accelerating, refueling worries that the Fed would make its first rate hike before mid-2015. However, gains in August more than offset the losses of June and July as investors worried about growing geopolitical tumult again sought shelter in U.S. bonds.

Among the major sectors that comprise the Barclays index, investment-grade credit was the biggest gainer for the year, returning 9.06%, supported by solid corporate fundamentals and a modestly improving U.S. economy. Other yield-advantaged sectors also had strong showings, including mortgage-backed securities, which advanced 5.42% versus only 3.57% for U.S. Treasuries.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Investor Class	.22%
Actual		$ 1,000.00	$ 1,026.00	$ 1.12
HypotheticalA		$ 1,000.00	$ 1,024.10	$ 1.12
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,026.70	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,026.80	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,026.90	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26
Class F	.05%
Actual		$ 1,000.00	$ 1,026.90	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
U.S. Government and U.S. Government Agency Obligations 70.2%	U.S. Government and U.S. Government Agency Obligations 71.0%
AAA 4.0%	AAA 4.0%
AA 4.1%	AA 4.0%
A 10.3%	A 9.8%
BBB 12.3%	BBB 13.0%
BB and Below 0.0%***	BB and Below 0.0%***
Not Rated 0.3%	Not Rated 0.2%
Short-Term Investments and Net Other Assets (1.2)%†	Short-Term Investments and Net Other Assets (2.0)%†

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2014
6 months ago
Years	7.1	6.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	5.2	5.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2014 *	As of February 28, 2014 **
Corporate Bonds 23.9%	Corporate Bonds 23.9%
U.S. Government and U.S. Government Agency Obligations 70.2%	U.S. Government and U.S. Government Agency Obligations 71.0%
Asset-Backed Securities 0.2%	Asset-Backed Securities 0.3%
CMOs and Other Mortgage Related Securities 2.1%	CMOs and Other Mortgage Related Securities 2.0%
Municipal Bonds 0.8%	Municipal Bonds 0.7%
Other Investments 4.0%	Other Investments 4.1%
Short-Term Investments and Net Other Assets (Liabilities) (1.2)%†	Short-Term Investments and Net Other Assets (Liabilities) (2.0)%†

* Foreign investments	8.3%	** Foreign investments	8.9%
† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
*** Amount represents less than 0.1%.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.0%
Ford Motor Co. 4.75% 1/15/43	$ 4,800	$ 5,029
Diversified Consumer Services - 0.0%
George Washington University 4.3% 9/15/44	2,000	2,052
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,665
Northwestern University 4.643% 12/1/44	1,850	2,054
President and Fellows of Harvard College 3.619% 10/1/37	1,000	980
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,304
University of Southern California 5.25% 10/1/2111	2,000	2,543
		10,598
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,615
6.3% 3/1/38	7,045	9,321
Starbucks Corp. 3.85% 10/1/23	1,875	1,993
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,079
5.3% 9/15/19	2,000	2,219
		18,227
Media - 1.0%
21st Century Fox America, Inc. 5.4% 10/1/43	3,875	4,471
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,503
Comcast Corp.:
3.125% 7/15/22	3,000	3,072
4.65% 7/15/42	4,000	4,299
4.75% 3/1/44	5,400	5,917
4.95% 6/15/16	1,862	2,000
5.7% 5/15/18	2,940	3,362
5.7% 7/1/19	8,500	9,923
6.4% 3/1/40	1,000	1,315
6.55% 7/1/39	3,000	4,011
6.95% 8/15/37	6,700	9,235
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,571
5.875% 10/1/19	2,905	3,374
6.35% 3/15/40	1,000	1,238
6.375% 3/1/41	2,100	2,611
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Communications LLC:
3.25% 4/1/23	$ 2,338	$ 2,312
4.875% 4/1/43	4,900	5,127
5.05% 6/1/20	3,200	3,575
NBCUniversal, Inc.:
3.65% 4/30/15	2,248	2,297
6.4% 4/30/40	3,000	3,972
News America Holdings, Inc. 7.75% 12/1/45	3,160	4,715
News America, Inc.:
5.3% 12/15/14	868	880
5.65% 8/15/20	1,000	1,154
6.15% 3/1/37	3,955	4,801
6.9% 3/1/19	2,110	2,522
6.9% 8/15/39	2,000	2,652
Thomson Reuters Corp.:
1.3% 2/23/17	2,350	2,352
4.7% 10/15/19	4,000	4,407
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	11,146
5.85% 5/1/17	5,801	6,476
6.75% 7/1/18	1,162	1,365
7.3% 7/1/38	4,000	5,559
8.75% 2/14/19	2,368	3,017
Time Warner, Inc.:
2.1% 6/1/19	3,000	2,975
3.15% 7/15/15	5,000	5,115
3.55% 6/1/24	3,000	2,997
4% 1/15/22	1,000	1,054
4.65% 6/1/44	3,000	3,043
5.875% 11/15/16	2,131	2,351
6.5% 11/15/36	5,724	7,178
Viacom, Inc.:
4.25% 9/1/23	7,775	8,185
4.375% 3/15/43	2,635	2,469
5.625% 9/15/19	1,000	1,147
6.125% 10/5/17	5,420	6,158
Walt Disney Co.:
1.125% 2/15/17	2,760	2,771
1.85% 5/30/19	1,500	1,489
2.55% 2/15/22	2,810	2,796
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Walt Disney Co.: - continued
4.125% 6/1/44	$ 2,000	$ 2,037
5.5% 3/15/19	2,000	2,304
		186,300
Multiline Retail - 0.2%
Kohl's Corp. 4.75% 12/15/23	7,800	8,403
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,625
4.3% 2/15/43	4,750	4,567
Target Corp.:
3.875% 7/15/20	3,000	3,238
4% 7/1/42	7,000	6,791
5.875% 7/15/16	2,100	2,301
7% 1/15/38	1,038	1,446
		31,371
Specialty Retail - 0.4%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,980
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,761
3.7% 4/15/22	5,500	5,704
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,115
4.2% 4/1/43	1,575	1,614
4.875% 2/15/44	2,875	3,250
5.4% 3/1/16	6,400	6,858
5.875% 12/16/36	4,700	5,965
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,413
4.625% 4/15/20	2,000	2,230
4.65% 4/15/42	6,500	7,035
5.8% 4/15/40	2,000	2,480
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,924
Turlock Corp.:
1.5% 11/2/17	4,775	4,776
2.75% 11/2/22	5,725	5,596
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Turlock Corp.: - continued
4% 11/2/32	$ 1,900	$ 1,934
4.15% 11/2/42	1,900	1,893
		75,528
TOTAL CONSUMER DISCRETIONARY		327,053
CONSUMER STAPLES - 1.8%
Beverages - 0.4%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,510
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,693
2.625% 1/17/23	2,825	2,767
4.625% 2/1/44	5,750	6,282
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 7/15/22	8,625	8,453
4.125% 1/15/15	5,700	5,777
5.375% 1/15/20	1,500	1,728
8.2% 1/15/39	2,800	4,414
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,717
5.75% 10/23/17	5,185	5,872
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,797
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,406
3.6% 8/13/42	3,000	2,770
4.875% 11/1/40	2,300	2,572
7.9% 11/1/18	6,000	7,399
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,816
3.15% 11/15/20	3,700	3,882
		80,855
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
2.25% 8/12/19	3,750	3,749
5.3% 12/5/43	4,391	5,134
5.75% 5/15/41	6,000	7,349
6.125% 9/15/39	1,000	1,281
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.:
3.9% 10/1/15	$ 9,000	$ 9,303
5.15% 8/1/43	2,725	3,035
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,801
2.8% 4/15/16	6,700	6,948
5.625% 4/1/40	2,000	2,494
5.625% 4/15/41	4,600	5,750
6.5% 8/15/37	8,275	11,283
Walgreen Co.:
1.8% 9/15/17	1,900	1,913
3.1% 9/15/22	2,850	2,825
		68,865
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,528
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,674
3.2% 1/25/23	11,249	11,087
General Mills, Inc. 5.65% 2/15/19	13,501	15,598
Kellogg Co.:
3.125% 5/17/22	1,875	1,905
3.25% 5/21/18	2,800	2,941
4.45% 5/30/16	2,000	2,123
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	11,986
5% 6/4/42	2,825	3,075
Kraft Foods, Inc. 6.875% 2/1/38	5,250	7,061
Tyson Foods, Inc. 3.95% 8/15/24	7,575	7,739
Unilever Capital Corp. 2.2% 3/6/19	7,475	7,606
		81,323
Household Products - 0.2%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,292
2.4% 3/1/22	5,200	5,122
2.4% 6/1/23	8,000	7,712
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,083
2.3% 2/6/22	4,700	4,645
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.: - continued
3.1% 8/15/23	$ 10,000	$ 10,297
3.15% 9/1/15	4,500	4,628
		45,779
Personal Products - 0.1%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,249
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,847
4.25% 8/9/42	9,780	9,242
9.7% 11/10/18	2,049	2,659
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,567
4.5% 3/26/20	2,000	2,217
5.65% 5/16/18	6,789	7,734
6.375% 5/16/38	1,450	1,878
Reynolds American, Inc.:
3.25% 11/1/22	1,325	1,297
4.85% 9/15/23	1,800	1,941
6.75% 6/15/17	2,899	3,296
7.25% 6/15/37	7,220	9,210
		50,888
TOTAL CONSUMER STAPLES		337,959
ENERGY - 2.9%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,308
Cameron International Corp. 3.7% 6/15/24	7,575	7,763
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,578
Halliburton Co.:
6.15% 9/15/19	2,000	2,372
7.45% 9/15/39	1,500	2,212
Nabors Industries, Inc. 2.35% 9/15/16	7,475	7,681
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,754
3.05% 3/1/16	1,020	1,052
4.625% 3/1/21	1,340	1,451
5.25% 3/15/42	3,100	3,272
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Transocean, Inc.:
6% 3/15/18	$ 7,000	$ 7,790
6.5% 11/15/20	4,000	4,524
Weatherford International Ltd. 7% 3/15/38	5,580	7,094
		55,851
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	5,056
6.2% 3/15/40	2,000	2,537
6.45% 9/15/36	2,675	3,434
Apache Corp. 5.1% 9/1/40	3,000	3,312
Canadian Natural Resources Ltd.:
5.7% 5/15/17	1,148	1,278
6.25% 3/15/38	6,850	8,658
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,689
3.8% 9/15/23	1,750	1,826
6.75% 11/15/39	2,000	2,659
Chevron Corp.:
1.104% 12/5/17	5,700	5,660
1.718% 6/24/18	7,525	7,576
ConocoPhillips Co.:
5.75% 2/1/19	2,902	3,359
6.5% 2/1/39	7,529	10,225
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,841
3.875% 3/15/23	3,775	3,862
Devon Energy Corp.:
2.25% 12/15/18	5,750	5,802
3.25% 5/15/22	4,000	4,076
5.6% 7/15/41	2,875	3,377
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,028
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,310
5.875% 12/15/16	1,000	1,104
6.5% 4/15/18	1,000	1,155
Enbridge, Inc. 3.5% 6/10/24	2,825	2,831
Encana Corp.:
3.9% 11/15/21	4,900	5,215
6.5% 2/1/38	5,000	6,436
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Energy Transfer Partners LP:
3.6% 2/1/23	$ 8,550	$ 8,493
4.15% 10/1/20	4,500	4,760
Enterprise Products Operating LP:
4.05% 2/15/22	9,325	10,004
4.85% 8/15/42	2,500	2,655
5.6% 10/15/14	1,937	1,949
5.7% 2/15/42	2,000	2,386
6.65% 4/15/18	2,000	2,341
7.55% 4/15/38	2,000	2,836
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,157
Hess Corp.:
3.5% 7/15/24	3,800	3,833
5.6% 2/15/41	3,400	4,033
8.125% 2/15/19	6,000	7,480
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,457
3.5% 9/1/23	2,000	1,948
3.95% 9/1/22	7,000	7,125
5% 3/1/43	1,000	982
5.625% 9/1/41	1,000	1,069
6.55% 9/15/40	3,000	3,530
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,432
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,038
5.125% 3/1/21	1,000	1,132
6.5% 3/1/41	1,000	1,259
Nexen, Inc.:
5.2% 3/10/15	900	921
5.875% 3/10/35	3,710	4,355
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,031
2.7% 2/15/23	6,000	5,883
3.125% 2/15/22	2,000	2,036
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,130
3.375% 10/1/22	5,000	5,011
Petro-Canada:
6.05% 5/15/18	3,650	4,192
6.8% 5/15/38	8,445	11,345
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV:
3% 1/15/19	$ 2,850	$ 2,808
4.375% 5/20/23	4,725	4,662
6.25% 3/17/24	1,900	2,088
7.25% 3/17/44	4,000	4,697
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	8,197
6.75% 1/27/41	6,275	7,004
7.875% 3/15/19	12,228	14,246
Petroleos Mexicanos:
3.125% 1/23/19 (d)	1,425	1,481
3.5% 7/18/18	5,925	6,192
3.5% 1/30/23	6,725	6,664
4.875% 1/24/22	18,010	19,568
5.5% 6/27/44	8,600	9,329
6.375% 1/23/45 (d)	3,000	3,630
Phillips 66 Co. 5.875% 5/1/42	9,500	11,690
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,065
5.75% 1/15/20	1,000	1,158
6.125% 1/15/17	1,795	2,000
6.65% 1/15/37	2,795	3,591
Shell International Finance BV:
1.125% 8/21/17	1,375	1,373
2.375% 8/21/22	3,000	2,915
6.375% 12/15/38	4,200	5,687
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,253
Spectra Energy Partners, LP:
2.95% 9/25/18	2,877	2,982
4.75% 3/15/24	4,825	5,274
Statoil ASA:
1.2% 1/17/18	5,575	5,539
1.95% 11/8/18	7,300	7,366
2.9% 10/15/14	1,500	1,504
3.7% 3/1/24	3,650	3,862
5.1% 8/17/40	2,000	2,317
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	12,966
6.85% 6/1/39	2,000	2,715
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Talisman Energy, Inc.:
5.5% 5/15/42	$ 4,100	$ 4,536
5.85% 2/1/37	2,000	2,250
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,716
5.75% 6/24/44	1,900	1,921
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,622
Total Capital International SA:
1.55% 6/28/17	5,000	5,057
2.1% 6/19/19	4,275	4,279
2.7% 1/25/23	1,900	1,863
2.75% 6/19/21	6,000	6,025
2.875% 2/17/22	4,175	4,220
3.75% 4/10/24	2,000	2,096
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,841
3.4% 6/1/15	1,000	1,022
6.1% 6/1/40	6,700	8,502
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,662
Valero Energy Corp. 6.625% 6/15/37	5,420	6,823
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,459
4% 7/1/22	3,000	3,135
Williams Partners LP:
3.35% 8/15/22	2,800	2,797
3.9% 1/15/25	3,525	3,558
XTO Energy, Inc.:
5% 1/31/15	1,733	1,767
5.65% 4/1/16	1,189	1,282
		479,365
TOTAL ENERGY		535,216
FINANCIALS - 8.8%
Banks - 3.9%
American Express Bank FSB 6% 9/13/17	615	697
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	4,750	4,816
Bank of America Corp.:
2% 1/11/18	3,550	3,566
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
2.6% 1/15/19	$ 3,775	$ 3,812
2.65% 4/1/19	17,925	18,108
4% 4/1/24	9,000	9,280
4.1% 7/24/23	7,000	7,311
4.2% 8/26/24	8,500	8,630
4.5% 4/1/15	16,765	17,148
5% 5/13/21	4,000	4,473
5.7% 1/24/22	6,250	7,260
5.75% 12/1/17	5,855	6,567
5.875% 1/5/21	6,640	7,743
6.5% 8/1/16	15,000	16,486
Bank of America NA:
5.3% 3/15/17	3,500	3,817
6% 10/15/36	2,419	3,009
Bank of Montreal:
1.4% 9/11/17	2,875	2,881
2.375% 1/25/19	3,700	3,767
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,069
4.375% 1/13/21	1,000	1,110
Banque Centrale de Tunisie 2.452% 7/24/21	8,500	8,553
Barclays Bank PLC 3.9% 4/7/15	6,600	6,730
BB&T Corp.:
1.6% 8/15/17	5,700	5,730
2.05% 6/19/18	1,900	1,920
BNP Paribas 3.6% 2/23/16	10,380	10,794
BNP Paribas SA 2.7% 8/20/18	4,900	5,026
BPCE SA:
2.5% 7/15/19	12,100	12,085
4% 4/15/24	2,000	2,069
Branch Banking & Trust Co. 1.45% 10/3/16	2,000	2,021
Capital One Bank NA 3.375% 2/15/23	2,424	2,431
Citigroup, Inc.:
2.25% 8/7/15	1,800	1,827
2.5% 9/26/18	750	761
2.5% 7/29/19	7,400	7,429
2.55% 4/8/19	3,700	3,736
2.65% 3/2/15	13,899	14,044
3.375% 3/1/23	6,000	6,036
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
3.953% 6/15/16	$ 1,450	$ 1,524
4.75% 5/19/15	7,193	7,404
5.3% 5/6/44	2,000	2,147
5.5% 9/13/25	5,000	5,603
5.875% 1/30/42	4,500	5,541
6.125% 5/15/18	1,769	2,029
6.125% 8/25/36	3,650	4,290
8.125% 7/15/39	8,000	12,285
8.5% 5/22/19	1,688	2,138
Comerica, Inc.:
3% 9/16/15	1,268	1,298
3.8% 7/22/26	3,650	3,680
Commonwealth Bank of Australia:
1.25% 9/18/15	4,750	4,796
1.9% 9/18/17	4,750	4,814
Corporacion Andina de Fomento:
1.5% 8/8/17	2,825	2,843
3.75% 1/15/16	5,425	5,630
4.375% 6/15/22	14,100	15,107
Credit Suisse AG 6% 2/15/18	15,651	17,674
Discover Bank:
2% 2/21/18	7,375	7,401
4.2% 8/8/23	7,000	7,371
Export-Import Bank of Korea:
4% 1/11/17	11,380	12,081
5% 4/11/22	6,170	6,974
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,713
3.625% 1/25/16	2,000	2,081
4.5% 6/1/18	824	897
8.25% 3/1/38	2,079	3,125
HSBC Holdings PLC:
4.875% 1/14/22	10,100	11,390
5.1% 4/5/21	2,800	3,208
6.5% 9/15/37	10,500	13,277
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,651
2.625% 9/24/18	7,500	7,719
3.5% 6/23/24	7,000	7,156
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Huntington Bancshares, Inc. 2.6% 8/2/18	$ 4,675	$ 4,722
Japan Bank International Cooperation 1.75% 5/29/19	15,100	15,104
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,305
2% 8/15/17	7,000	7,114
2.35% 1/28/19	23,000	23,223
3.15% 7/5/16	1,500	1,559
3.25% 9/23/22	4,000	4,025
3.375% 5/1/23	1,900	1,871
3.4% 6/24/15	10,710	10,955
3.7% 1/20/15	5,000	5,062
4.35% 8/15/21	2,000	2,171
4.5% 1/24/22	13,000	14,244
4.625% 5/10/21	1,500	1,659
5.5% 10/15/40	5,700	6,685
5.6% 7/15/41	1,500	1,806
6.3% 4/23/19	10,000	11,729
JPMorgan Chase Bank 6% 10/1/17	7,075	7,991
KeyCorp. 3.75% 8/13/15	7,000	7,209
Nordic Investment Bank 0.5% 4/14/16	8,450	8,456
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,789
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,689
6.7% 6/10/19	2,500	3,000
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,018
3.95% 11/9/22	5,300	5,452
4.5% 1/11/21	1,000	1,112
5.25% 5/24/41	3,000	3,513
Regions Bank 7.5% 5/15/18	2,000	2,360
Regions Financial Corp. 2% 5/15/18	3,650	3,634
Royal Bank of Canada 2.3% 7/20/16	5,500	5,660
Royal Bank of Scotland PLC 6.125% 1/11/21	3,700	4,380
Societe Generale SA 2.625% 10/1/18	3,750	3,838
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,742
2.5% 7/19/18	4,351	4,452
3.4% 7/11/24	5,725	5,863
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,032
2.5% 5/1/19	2,000	2,020
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Svenska Handelsbanken AB 2.5% 1/25/19	$ 11,750	$ 12,064
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,239
2.5% 7/14/16	1,200	1,240
U.S. Bancorp:
3.15% 3/4/15	5,000	5,071
4.125% 5/24/21	3,000	3,295
Union Bank NA 2.625% 9/26/18	2,750	2,824
Wachovia Corp. 5.75% 6/15/17	2,905	3,255
Wells Fargo & Co.:
1.5% 7/1/15	3,000	3,029
2.1% 5/8/17	2,725	2,790
3.45% 2/13/23	3,675	3,701
4.1% 6/3/26	3,225	3,306
4.48% 1/16/24	3,816	4,092
5.375% 11/2/43	1,850	2,107
5.606% 1/15/44	11,380	13,415
5.625% 12/11/17	5,972	6,752
Westpac Banking Corp.:
1.125% 9/25/15	2,000	2,014
2% 8/14/17	5,000	5,102
4.875% 11/19/19	3,700	4,178
Zions Bancorp. 4.5% 6/13/23	2,850	2,984
		722,491
Capital Markets - 1.4%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,220
BlackRock, Inc.:
1.375% 6/1/15	3,000	3,025
3.5% 3/18/24	2,900	2,971
4.25% 5/24/21	6,500	7,164
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,909
Franklin Resources, Inc. 1.375% 9/15/17	1,900	1,899
Goldman Sachs Group, Inc.:
2.375% 1/22/18	9,950	10,110
2.625% 1/31/19	12,850	13,006
2.9% 7/19/18	2,800	2,879
3.3% 5/3/15	2,225	2,267
3.625% 2/7/16	5,000	5,191
3.625% 1/22/23	9,000	9,131
3.85% 7/8/24	3,800	3,872
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.25% 7/27/21	$ 4,500	$ 5,072
5.625% 1/15/17	7,000	7,660
5.75% 1/24/22	4,300	4,991
5.95% 1/18/18	3,000	3,385
6% 6/15/20	1,650	1,920
6.15% 4/1/18	7,451	8,490
6.75% 10/1/37	14,860	18,345
JPMorgan Chase & Co. 1.875% 3/20/15	4,000	4,032
Lazard Group LLC:
4.25% 11/14/20	2,650	2,793
6.85% 6/15/17	3,804	4,313
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,567
6.875% 4/25/18	6,991	8,152
7.75% 5/14/38	4,175	5,853
Morgan Stanley:
2.125% 4/25/18	8,000	8,048
2.375% 7/23/19	7,550	7,534
2.5% 1/24/19	6,000	6,069
3.75% 2/25/23	6,775	6,954
3.875% 4/29/24	9,000	9,220
4.2% 11/20/14	7,250	7,308
5.45% 1/9/17	236	258
5.5% 7/28/21	3,400	3,906
5.625% 9/23/19	2,000	2,285
5.75% 1/25/21	5,000	5,806
5.95% 12/28/17	5,745	6,498
6% 4/28/15	5,666	5,866
6.375% 7/24/42	2,900	3,778
6.625% 4/1/18	5,055	5,853
7.25% 4/1/32	1,000	1,364
7.3% 5/13/19	3,000	3,630
State Street Corp. 2.875% 3/7/16	3,340	3,457
The Bank of New York Mellon Corp.:
1.7% 11/24/14	9,828	9,847
2.3% 7/28/16	1,000	1,032
5.45% 5/15/19	2,000	2,294
UBS AG Stamford Branch:
3.875% 1/15/15	1,163	1,178
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch: - continued
5.75% 4/25/18	$ 830	$ 944
5.875% 12/20/17	2,034	2,309
		249,655
Consumer Finance - 1.5%
American Express Co.:
4.05% 12/3/42	11,475	11,300
7% 3/19/18	5,750	6,771
American Express Credit Corp.:
2.375% 3/24/17	3,825	3,941
2.75% 9/15/15	5,000	5,120
American Honda Finance Corp. 2.125% 10/10/18	6,550	6,646
Capital One Financial Corp. 4.75% 7/15/21	4,000	4,426
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,618
2.1% 6/9/19	1,600	1,606
2.75% 6/24/15	1,500	1,529
2.85% 6/1/22	4,000	4,011
Discover Financial Services:
5.2% 4/27/22	1,000	1,111
6.45% 6/12/17	2,263	2,549
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,427
2.5% 1/15/16	3,750	3,832
2.75% 5/15/15	11,400	11,572
2.875% 10/1/18	1,575	1,622
3% 6/12/17	3,000	3,111
4.25% 2/3/17	7,600	8,109
4.25% 9/20/22	1,800	1,923
4.375% 8/6/23	4,000	4,275
5.875% 8/2/21	11,375	13,369
General Electric Capital Corp.:
1.6% 11/20/17	1,550	1,559
2.25% 11/9/15	6,228	6,352
2.95% 5/9/16	11,691	12,153
3.5% 6/29/15	12,081	12,389
4.65% 10/17/21	7,000	7,843
5.625% 9/15/17	7,044	7,914
5.625% 5/1/18	15,000	17,072
5.875% 1/14/38	15,625	19,425
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
6.375% 11/15/67 (g)	$ 9,000	$ 9,980
6.875% 1/10/39	4,000	5,544
HSBC Finance Corp. 5.5% 1/19/16	11,200	11,892
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,545
1.3% 3/12/18	3,675	3,644
1.95% 12/13/18	4,825	4,842
2.25% 4/17/19	10,250	10,402
2.8% 1/27/23	5,000	4,966
Synchrony Financial 3% 8/15/19	5,675	5,756
Toyota Motor Credit Corp.:
0.875% 7/17/15	4,750	4,774
1% 2/17/15	1,600	1,605
2.05% 1/12/17	9,000	9,225
2.1% 1/17/19	6,000	6,049
2.125% 7/18/19	10,400	10,430
2.75% 5/17/21	2,600	2,631
		280,860
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,587
4.5% 2/11/43	2,000	2,109
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,843
2.5% 11/6/22	3,000	2,893
3.125% 10/1/15	2,500	2,571
3.245% 5/6/22	7,750	7,909
3.875% 3/10/15	2,000	2,037
4.5% 10/1/20	2,000	2,207
4.75% 3/10/19	1,000	1,115
CME Group, Inc. 5.3% 9/15/43	2,800	3,288
Deutsche Bank AG London Branch 3.45% 3/30/15	2,000	2,034
FMS Wertmanagement AoeR 1.125% 9/5/17	2,800	2,803
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,827
6.375% 5/15/38	7,218	9,531
ING U.S., Inc. 5.7% 7/15/43	3,750	4,459
IntercontinentalExchange Group, Inc.:
2.5% 10/15/18	4,675	4,777
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
IntercontinentalExchange Group, Inc.: - continued
4% 10/15/23	$ 3,750	$ 3,991
International Finance Corp.:
2.25% 4/11/16	5,700	5,861
2.75% 4/20/15	6,625	6,730
National Rural Utilities Cooperative Finance Corp. 3.875% 9/16/15	4,000	4,138
Ontario Province 2% 1/30/19	5,000	5,043
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,838
TECO Finance, Inc. 4% 3/15/16	2,875	3,014
		100,605
Insurance - 0.8%
ACE INA Holdings, Inc. 5.9% 6/15/19	3,000	3,495
American International Group, Inc.:
3.375% 8/15/20	5,775	6,021
4.5% 7/16/44	4,875	5,028
4.875% 6/1/22	9,000	10,103
5.05% 10/1/15	3,000	3,144
5.85% 1/16/18	2,000	2,269
6.4% 12/15/20	2,900	3,495
8.25% 8/15/18	4,000	4,932
Aon Corp. 3.125% 5/27/16	8,000	8,290
Aon PLC:
3.5% 6/14/24	2,000	2,004
4% 11/27/23	3,000	3,169
4.6% 6/14/44	1,600	1,656
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	560
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,214
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,428
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,088
2.55% 10/15/18	5,800	5,927
3.5% 6/3/24	1,900	1,927
4.05% 10/15/23	6,775	7,220
MetLife, Inc.:
4.125% 8/13/42	3,900	3,830
5% 6/15/15	1,153	1,195
5.875% 2/6/41	2,400	3,033
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
7.717% 2/15/19	$ 9,000	$ 11,126
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,979
5.1% 8/15/43	4,000	4,419
5.4% 6/13/35	447	514
5.5% 3/15/16	421	450
5.625% 5/12/41	2,000	2,364
5.7% 12/14/36	380	455
6.2% 1/15/15	1,340	1,368
6.2% 11/15/40	2,400	3,036
7.375% 6/15/19	3,000	3,689
8.875% 6/15/38 (g)	2,944	3,573
The Chubb Corp.:
5.75% 5/15/18	4,175	4,757
6.5% 5/15/38	3,510	4,835
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	10,929
		150,522
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,798
3.9% 6/15/23	5,650	5,678
American Tower Corp. 3.4% 2/15/19	7,475	7,743
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,858
4.125% 5/15/21	2,100	2,255
DDR Corp. 3.375% 5/15/23	2,825	2,748
Developers Diversified Realty Corp. 4.625% 7/15/22	1,900	2,037
Duke Realty LP:
3.625% 4/15/23	2,750	2,740
5.95% 2/15/17	630	695
6.5% 1/15/18	1,000	1,137
Federal Realty Investment Trust 3% 8/1/22	4,750	4,739
HCP, Inc. 3.875% 8/15/24	7,575	7,643
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,502
3.75% 3/15/23	8,660	8,714
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,307
6.65% 1/15/18	612	679
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kimco Realty Corp. 6.875% 10/1/19	$ 1,000	$ 1,198
Simon Property Group LP:
2.8% 1/30/17	4,700	4,886
4.125% 12/1/21	3,200	3,480
4.2% 2/1/15	1,820	1,830
5.65% 2/1/20	4,300	5,012
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,771
		76,450
Real Estate Management & Development - 0.3%
BioMed Realty LP 4.25% 7/15/22	3,000	3,120
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,852
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,045
ERP Operating LP:
2.375% 7/1/19	5,750	5,781
3% 4/15/23	1,875	1,843
4.625% 12/15/21	5,700	6,324
Liberty Property LP:
3.375% 6/15/23	2,775	2,726
4.4% 2/15/24	7,425	7,856
4.75% 10/1/20	1,000	1,083
5.125% 3/2/15	840	858
5.5% 12/15/16	1,000	1,089
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,865
3.15% 5/15/23	4,700	4,269
4.5% 4/18/22	4,210	4,276
Regency Centers LP:
5.25% 8/1/15	2,113	2,199
5.875% 6/15/17	1,046	1,164
Tanger Properties LP:
6.125% 6/1/20	4,408	5,136
6.15% 11/15/15	24	26
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,783
		62,295
TOTAL FINANCIALS		1,642,878
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 1.7%
Biotechnology - 0.2%
Amgen, Inc.:
1.875% 11/15/14	$ 3,100	$ 3,109
2.2% 5/22/19	11,425	11,413
2.5% 11/15/16	2,000	2,065
3.875% 11/15/21	9,600	10,227
5.15% 11/15/41	11,150	12,349
5.85% 6/1/17	2,928	3,275
		42,438
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.:
1.85% 6/15/18	8,000	8,022
4.5% 8/15/19	3,000	3,316
		11,338
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,964
4.125% 6/1/21	7,000	7,623
4.125% 11/15/42	4,411	4,291
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,751
4.35% 11/1/42	2,000	1,987
Cigna Corp. 4% 2/15/22	4,600	4,893
Coventry Health Care, Inc. 5.95% 3/15/17	1,731	1,926
Express Scripts Holding Co.:
2.1% 2/12/15	5,093	5,128
2.25% 6/15/19	3,800	3,781
3.9% 2/15/22	10,400	10,990
6.125% 11/15/41	3,000	3,781
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,437
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,022
McKesson Corp.:
0.95% 12/4/15	2,850	2,858
1.4% 3/15/18	4,725	4,664
3.796% 3/15/24	5,000	5,147
4.883% 3/15/44	5,000	5,392
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,044
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,809
4.375% 3/15/42	11,800	12,070
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
1.25% 9/10/15	$ 1,575	$ 1,585
1.875% 1/15/18	2,000	2,009
3.3% 1/15/23	2,000	2,005
4.625% 5/15/42	2,600	2,646
4.65% 1/15/43	2,000	2,063
5% 12/15/14	7,200	7,294
5.8% 8/15/40	4,000	4,836
		112,996
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,879
4.15% 2/1/24	4,379	4,626
5.3% 2/1/44	5,820	6,635
		14,140
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.2% 11/6/15	5,700	5,731
1.75% 11/6/17	5,700	5,729
2.9% 11/6/22	5,700	5,605
4.4% 11/6/42	4,775	4,796
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,099
6.45% 9/15/37	3,250	4,310
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,417
Johnson & Johnson:
4.5% 12/5/43	6,625	7,330
4.85% 5/15/41	4,260	4,957
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,958
2.25% 1/15/16	1,000	1,025
2.4% 9/15/22	2,000	1,945
3.6% 9/15/42	2,000	1,864
3.875% 1/15/21	1,000	1,088
4% 6/30/15	3,000	3,092
5% 6/30/19	5,970	6,774
5.85% 6/30/39	1,000	1,274
Mylan, Inc. 1.35% 11/29/16	5,295	5,301
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis Capital Corp.:
2.4% 9/21/22	$ 3,750	$ 3,652
3.7% 9/21/42	2,825	2,700
Perrigo Co. PLC:
2.3% 11/8/18 (d)	4,609	4,601
4% 11/15/23 (d)	5,000	5,139
Pfizer, Inc.:
6.2% 3/15/19	4,000	4,717
7.2% 3/15/39	5,400	7,789
Sanofi SA 1.25% 4/10/18	7,550	7,470
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,138
3.25% 10/1/22	3,000	2,979
Zoetis, Inc.:
1.875% 2/1/18	1,000	1,000
3.25% 2/1/23	5,000	5,002
4.7% 2/1/43	5,000	5,205
		128,687
TOTAL HEALTH CARE		309,599
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.3%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,623
General Dynamics Corp. 2.25% 7/15/16	2,400	2,472
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,711
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,075
4.85% 9/15/41	2,700	2,995
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,883
4.75% 6/1/43	4,000	4,287
Raytheon Co.:
3.125% 10/15/20	2,000	2,071
4.875% 10/15/40	1,000	1,121
The Boeing Co.:
6% 3/15/19	1,000	1,169
6.875% 3/15/39	3,300	4,797
United Technologies Corp.:
3.1% 6/1/22	2,875	2,934
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
United Technologies Corp.: - continued
4.5% 4/15/20	$ 4,000	$ 4,445
4.5% 6/1/42	10,205	10,998
5.7% 4/15/40	2,000	2,496
6.125% 2/1/19	4,000	4,701
		60,778
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. 6.2% 1/15/38	2,500	3,318
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	3,540	3,819
Continental Airlines, Inc.:
4% 4/29/26	4,567	4,669
6.648% 3/15/19	1,247	1,328
6.9% 7/2/19	479	513
		10,329
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,590
Waste Management, Inc. 2.9% 9/15/22	6,675	6,631
		11,221
Industrial Conglomerates - 0.3%
3M Co. 2% 6/26/22	4,000	3,869
Covidien International Finance SA:
2.95% 6/15/23	3,000	2,953
3.2% 6/15/22	2,150	2,188
6% 10/15/17	2,902	3,291
6.55% 10/15/37	4,250	5,693
Danaher Corp. 3.9% 6/23/21	2,900	3,158
General Electric Co.:
3.375% 3/11/24	5,500	5,646
4.5% 3/11/44	5,500	5,992
5.25% 12/6/17	18,540	20,782
Roper Industries, Inc. 2.05% 10/1/18	5,675	5,668
		59,240
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,902
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Caterpillar, Inc.: - continued
5.3% 9/15/35	$ 7,000	$ 8,317
Deere & Co. 5.375% 10/16/29	1,000	1,201
		15,420
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,609
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,764
3.05% 3/15/22	10,000	10,096
4.375% 9/1/42	4,500	4,538
4.9% 4/1/44	4,000	4,360
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,101
CSX Corp.:
3.4% 8/1/24	4,625	4,708
4.1% 3/15/44	6,775	6,625
7.375% 2/1/19	10,000	12,152
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,538
3.25% 12/1/21	5,000	5,167
3.95% 10/1/42	1,900	1,837
5.75% 1/15/16	10,000	10,669
Union Pacific Corp. 4.75% 9/15/41	2,800	3,116
		84,280
TOTAL INDUSTRIALS		244,586
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,016
4.45% 1/15/20	2,000	2,222
4.95% 2/15/19	3,479	3,916
5.9% 2/15/39	12,416	15,519
		24,673
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	5,027
2.375% 12/17/18	3,000	3,027
3.45% 8/1/24	3,650	3,717
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6.55% 10/1/17	$ 2,338	$ 2,678
7.125% 10/1/37	2,475	3,357
		17,806
Internet Software & Services - 0.0%
Google, Inc. 3.625% 5/19/21	3,780	4,060
IT Services - 0.3%
IBM Corp.:
1.25% 2/6/17	11,250	11,329
1.95% 7/22/16	1,500	1,536
3.625% 2/12/24	5,000	5,187
7.625% 10/15/18	13,000	15,953
Xerox Corp.:
2.75% 3/15/19	5,000	5,084
4.25% 2/15/15	1,000	1,017
4.5% 5/15/21	4,000	4,340
5.625% 12/15/19	1,000	1,144
		45,590
Software - 0.3%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,060
3.625% 12/15/23	22,325	23,652
4.2% 6/1/19	2,000	2,212
5.3% 2/8/41	1,500	1,783
Oracle Corp.:
2.25% 10/8/19	4,725	4,745
3.4% 7/8/24	4,725	4,813
5.375% 7/15/40	12,500	14,755
5.75% 4/15/18	7,400	8,468
		62,488
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
2.1% 5/6/19	6,475	6,514
3.85% 5/4/43	13,000	12,450
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	2,020
3.3% 12/9/16	5,250	5,501
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Hewlett-Packard Co.: - continued
4.3% 6/1/21	$ 2,780	$ 2,993
6% 9/15/41	1,500	1,779
		31,257
TOTAL INFORMATION TECHNOLOGY		185,874
MATERIALS - 1.4%
Chemicals - 0.6%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,106
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,043
3.625% 1/15/21	5,000	5,346
4.15% 2/15/43	4,000	4,005
4.625% 1/15/20	3,000	3,348
Ecolab, Inc.:
1% 8/9/15	4,750	4,771
1.45% 12/8/17	6,650	6,643
5.5% 12/8/41	3,000	3,523
Lubrizol Corp. 8.875% 2/1/19	919	1,172
LYB International Finance BV:
4% 7/15/23	5,625	5,951
4.875% 3/15/44	3,000	3,233
LyondellBasell Industries NV 5% 4/15/19	3,000	3,355
Monsanto Co.:
2.125% 7/15/19	7,458	7,465
2.75% 7/15/21	6,357	6,387
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	4,002
3.75% 9/30/15	2,000	2,068
4.875% 3/30/20	1,500	1,696
5.625% 12/1/40	1,800	2,202
Praxair, Inc.:
2.2% 8/15/22	2,000	1,908
2.45% 2/15/22	4,650	4,562
3.25% 9/15/15	3,200	3,296
3.55% 11/7/42	2,000	1,866
The Dow Chemical Co.:
3% 11/15/22	4,900	4,834
4.125% 11/15/21	7,700	8,248
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
The Dow Chemical Co.: - continued
8.55% 5/15/19	$ 2,358	$ 3,004
9.4% 5/15/39	3,000	4,982
The Mosaic Co. 5.625% 11/15/43	3,750	4,334
		107,350
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	1,993
Containers & Packaging - 0.0%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,566
Metals & Mining - 0.7%
Barrick Gold Corp.:
3.85% 4/1/22	8,000	8,119
5.25% 4/1/42	4,500	4,525
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	8,175
2.875% 2/24/22	9,300	9,357
5% 9/30/43	3,000	3,433
6.5% 4/1/19	2,500	2,994
Freeport-McMoRan Copper & Gold, Inc.:
2.375% 3/15/18	10,425	10,567
3.1% 3/15/20	3,800	3,852
3.55% 3/1/22	5,125	5,153
3.875% 3/15/23	2,000	2,030
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,109
6.25% 10/1/39	1,600	1,723
Nucor Corp.:
4% 8/1/23	3,000	3,140
5.2% 8/1/43	3,000	3,283
Rio Tinto Finance (U.S.A.) Ltd.:
2.25% 9/20/16	1,200	1,233
3.75% 9/20/21	3,200	3,407
5.2% 11/2/40	1,000	1,128
6.5% 7/15/18	1,398	1,642
7.125% 7/15/28	2,000	2,654
Rio Tinto Finance (U.S.A.) PLC:
2.25% 12/14/18	3,000	3,054
2.875% 8/21/22	6,000	5,949
4.125% 8/21/42	4,000	3,937
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Southern Copper Corp. 5.25% 11/8/42	$ 3,775	$ 3,665
Teck Resources Ltd.:
4.75% 1/15/22	3,850	4,080
5.2% 3/1/42	5,200	5,102
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	11,900
5.625% 9/15/19	6,210	7,013
6.25% 1/23/17	9,395	10,459
		132,683
Paper & Forest Products - 0.1%
International Paper Co.:
3.65% 6/15/24	4,725	4,724
4.75% 2/15/22	11,500	12,713
		17,437
TOTAL MATERIALS		263,029
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
2.4% 8/15/16	12,800	13,176
4.35% 6/15/45	24,760	24,136
5.55% 8/15/41	7,300	8,362
5.8% 2/15/19	4,000	4,643
6.3% 1/15/38	838	1,047
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	179
British Telecommunications PLC:
2% 6/22/15	7,000	7,079
9.625% 12/15/30	4,515	7,293
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	4,232
Orange SA:
2.125% 9/16/15	1,000	1,013
5.375% 7/8/19	4,000	4,546
SBC Communications, Inc. 5.1% 9/15/14	2,149	2,152
Telefonica Emisiones S.A.U.:
3.992% 2/16/16	3,850	4,019
4.949% 1/15/15	3,000	3,045
5.462% 2/16/21	2,700	3,066
5.877% 7/15/19	2,000	2,306
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones S.A.U.: - continued
6.421% 6/20/16	$ 1,151	$ 1,259
7.045% 6/20/36	2,600	3,416
Verizon Communications, Inc.:
1.25% 11/3/14	8,400	8,412
2% 11/1/16	9,600	9,787
4.5% 9/15/20	23,600	25,931
4.75% 11/1/41	1,000	1,028
5.012% 8/21/54 (d)	12,557	13,116
5.15% 9/15/23	23,600	26,723
6.25% 4/1/37	3,121	3,859
6.35% 4/1/19	6,000	7,054
6.55% 9/15/43	12,516	16,135
6.9% 4/15/38	6,025	7,969
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,788
		218,771
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,235
6.125% 11/15/37	8,365	10,154
Rogers Communications, Inc.:
4.1% 10/1/23	4,825	5,059
5.45% 10/1/43	5,775	6,515
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,966
1.5% 2/19/18	7,700	7,630
2.5% 9/26/22	3,000	2,835
2.95% 2/19/23	6,900	6,682
5.45% 6/10/19	6,000	6,831
		54,907
TOTAL TELECOMMUNICATION SERVICES		273,678
UTILITIES - 1.8%
Electric Utilities - 1.3%
Alabama Power Co.:
4.15% 8/15/44	4,650	4,737
5.2% 6/1/41	3,850	4,593
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
AmerenUE:
3.9% 9/15/42	$ 3,700	$ 3,631
6.4% 6/15/17	2,959	3,338
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	4,015
2.95% 12/15/22	4,000	3,950
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	2,935
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,379
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,783
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,519
Commonwealth Edison Co.:
3.4% 9/1/21	1,000	1,053
5.8% 3/15/18	9,945	11,317
Dayton Power & Light Co. 1.875% 9/15/16	3,750	3,814
Detroit Edison Co. 2.65% 6/15/22	8,000	7,954
Duke Energy Carolinas LLC:
4% 9/30/42	3,750	3,753
5.25% 1/15/18	4,355	4,861
6% 1/15/38	3,450	4,477
Duke Energy Corp.:
2.1% 6/15/18	4,650	4,690
3.75% 4/15/24	6,000	6,244
3.95% 9/15/14	4,500	4,505
3.95% 10/15/23	2,443	2,594
Duke Energy Progress, Inc. 4.375% 3/30/44	2,000	2,121
Edison International 3.75% 9/15/17	3,000	3,191
FirstEnergy Solutions Corp. 6.8% 8/15/39	3,500	3,896
Florida Power & Light Co. 3.25% 6/1/24	4,725	4,835
Hydro-Quebec:
1.375% 6/19/17	1,000	1,008
2% 6/30/16	7,310	7,482
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,805
Mississippi Power Co. 4.25% 3/15/42	1,840	1,856
Nevada Power Co. 6.5% 8/1/18	1,555	1,828
Northern States Power Co.:
3.4% 8/15/42	2,000	1,827
4.125% 5/15/44	4,500	4,692
5.25% 3/1/18	10,500	11,753
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,878
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.: - continued
3.75% 8/15/42	$ 5,900	$ 5,482
5.4% 1/15/40	4,000	4,699
PacifiCorp:
3.6% 4/1/24	4,000	4,167
6% 1/15/39	6,193	8,095
Pennsylvania Electric Co. 6.05% 9/1/17	757	852
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,163
PPL Capital Funding, Inc.:
3.4% 6/1/23	2,675	2,701
4.2% 6/15/22	2,000	2,153
4.7% 6/1/43	1,800	1,887
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,909
6% 12/1/39	3,200	4,078
Public Service Electric & Gas Co.:
2.7% 5/1/15	2,000	2,030
3.65% 9/1/42	2,825	2,691
4% 6/1/44	5,000	5,020
Tampa Electric Co.:
6.15% 5/15/37	6,260	8,127
6.55% 5/15/36	5,500	7,506
Virginia Electric & Power Co.:
3.45% 2/15/24	2,750	2,837
4.45% 2/15/44	2,750	2,955
5% 6/30/19	5,000	5,651
6% 5/15/37	2,000	2,578
Wisconsin Electric Power Co.:
4.25% 6/1/44	4,700	4,992
6.25% 12/1/15	2,983	3,186
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,132
		232,205
Gas Utilities - 0.0%
Southern California Gas Co. 3.75% 9/15/42	2,000	1,957
Southern Natural Gas Co. 5.9% 4/1/17 (d)	438	486
		2,443
Multi-Utilities - 0.5%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,859
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,310
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
CMS Energy Corp. 4.875% 3/1/44	$ 5,000	$ 5,412
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,224
4.45% 3/15/44	8,000	8,390
5.5% 12/1/39	2,500	3,009
Consumers Energy Co. 2.85% 5/15/22	6,650	6,713
Delmarva Power & Light 4% 6/1/42	4,000	4,005
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,015
2.5341% 9/30/66 (g)	1,000	924
4.9% 8/1/41	2,000	2,183
7.5% 6/30/66 (g)	1,000	1,082
MidAmerican Energy Holdings, Co.:
5.15% 11/15/43	1,650	1,923
5.75% 4/1/18	3,750	4,267
6.5% 9/15/37	7,605	10,042
National Grid PLC 6.3% 8/1/16	1,463	1,609
NiSource Finance Corp.:
4.8% 2/15/44	5,500	5,626
5.25% 9/15/17	835	926
5.45% 9/15/20	5,111	5,818
6.25% 12/15/40	2,453	3,030
6.4% 3/15/18	1,532	1,765
PG&E Corp. 2.4% 3/1/19	2,406	2,429
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,086
Sempra Energy:
2.875% 10/1/22	3,000	2,981
4.05% 12/1/23	5,000	5,340
6% 10/15/39	1,000	1,269
6.5% 6/1/16	3,000	3,288
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	4,228	4,392
		95,917
TOTAL UTILITIES		330,565
TOTAL NONCONVERTIBLE BONDS (Cost $4,145,788)		4,450,437
U.S. Government and Government Agency Obligations - 41.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.1%
Fannie Mae:
0.5% 3/30/16	$ 28,500	$ 28,538
0.875% 10/26/17	32,907	32,636
1.75% 9/12/19	10,000	9,963
1.875% 9/18/18	15,050	15,259
5% 3/15/16	28,200	30,165
Federal Farm Credit Bank 3% 9/22/14	50,000	50,081
Federal Home Loan Bank:
0.625% 12/28/16	28,350	28,298
0.875% 5/24/17	15,825	15,794
1% 6/21/17	35,300	35,315
5% 11/17/17	33,300	37,292
5.5% 7/15/36	1,500	1,981
Freddie Mac:
0.5% 5/13/16	30,000	30,031
0.875% 10/14/16	24,375	24,476
1% 6/29/17	2,660	2,662
1% 9/29/17	32,075	31,980
1.375% 5/1/20	14,000	13,594
1.75% 9/10/15	20,385	20,717
2.375% 1/13/22	13,000	13,069
3.75% 3/27/19	2,300	2,511
4.875% 6/13/18	66,960	75,592
6.25% 7/15/32	7,700	10,906
6.75% 3/15/31	26,000	38,167
Tennessee Valley Authority:
5.25% 9/15/39	20,000	24,953
5.375% 4/1/56	5,395	6,772
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		580,752
U.S. Treasury Obligations - 38.1%
U.S. Treasury Bonds:
3.125% 2/15/43	29,730	30,041
3.375% 5/15/44	29,150	30,863
3.5% 2/15/39	12,115	13,194
3.625% 8/15/43	26,640	29,508
3.625% 2/15/44	67,570	74,865
3.75% 11/15/43	44,780	50,720
3.875% 8/15/40	30,080	34,855
4.25% 5/15/39	26,000	31,813
4.25% 11/15/40	811	997
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
4.375% 2/15/38	$ 8,200	$ 10,178
4.375% 11/15/39	100	125
4.375% 5/15/40	8,000	10,008
4.375% 5/15/41	57,765	72,504
4.5% 2/15/36	23,270	29,360
4.5% 5/15/38	15,000	18,966
4.5% 8/15/39	39,000	49,506
4.625% 2/15/40	21,500	27,849
4.75% 2/15/37	9,420	12,302
4.75% 2/15/41	54,830	72,675
5% 5/15/37	11,000	14,840
5.375% 2/15/31	53,470	72,134
6.25% 5/15/30	86,360	125,681
8.75% 5/15/17	8,000	9,693
8.875% 8/15/17	5,000	6,153
8.875% 2/15/19	6,960	9,188
9% 11/15/18	4,000	5,249
9.125% 5/15/18	3,000	3,861
U.S. Treasury Notes:
0.125% 4/30/15	32,560	32,570
0.25% 5/15/15	50,890	50,952
0.25% 7/15/15	20,040	20,067
0.25% 8/15/15	41,845	41,901
0.25% 12/15/15	3	3
0.25% 2/29/16	28,880	28,859
0.25% 4/15/16	144,180	143,927
0.25% 5/15/16	70,330	70,160
0.375% 6/15/15	56,410	56,538
0.375% 6/30/15	61,100	61,246
0.375% 2/15/16	24,420	24,449
0.375% 3/15/16	7,580	7,586
0.5% 6/15/16	41,060	41,113
0.5% 8/31/16	39,100	39,103
0.625% 7/15/16	147,580	148,018
0.625% 8/15/16	37,000	37,090
0.625% 11/15/16	34,620	34,623
0.625% 12/15/16	122,260	122,174
0.625% 2/15/17	205,420	204,922
0.625% 5/31/17	31,820	31,611
0.625% 9/30/17	27,465	27,135
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.75% 1/15/17	$ 23,270	$ 23,299
0.75% 3/15/17	66,400	66,395
0.75% 10/31/17	32,870	32,552
0.875% 9/15/16	15,010	15,110
0.875% 11/30/16	71,530	71,904
0.875% 12/31/16	12,063	12,116
0.875% 1/31/17	54,880	55,099
0.875% 2/28/17	109,294	109,636
0.875% 4/15/17	146,720	147,029
0.875% 5/15/17	49,260	49,306
0.875% 6/15/17	112,340	112,340
0.875% 7/15/17	100,740	100,622
0.875% 8/15/17	82,420	82,278
0.875% 1/31/18	9,310	9,218
0.875% 7/31/19	82,900	79,914
1% 8/31/16	100,010	100,971
1% 9/30/16	46,030	46,436
1% 10/31/16	86,750	87,475
1% 3/31/17	45,115	45,351
1% 5/31/18	4,670	4,618
1% 11/30/19	18,250	17,594
1.125% 4/30/20	242,130	233,201
1.25% 8/31/15	76,590	77,452
1.25% 10/31/15	39,660	40,153
1.25% 10/31/18	45,190	44,837
1.25% 11/30/18	47,480	47,053
1.25% 1/31/19	14,670	14,500
1.25% 4/30/19	1,150	1,133
1.375% 6/30/18	31,800	31,847
1.375% 7/31/18	1,175	1,176
1.375% 9/30/18	126,860	126,662
1.375% 2/28/19	98,500	97,792
1.375% 1/31/20	20,920	20,521
1.5% 6/30/16	86,270	87,904
1.5% 7/31/16	31,340	31,941
1.5% 8/31/18	252,040	253,123
1.5% 12/31/18	4,060	4,061
1.5% 1/31/19	37,180	37,151
1.5% 2/28/19	32,250	32,202
1.5% 3/31/19	12,800	12,767
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.625% 4/30/19	$ 4,980	$ 4,990
1.625% 7/31/19 (c)	43,010	43,013
1.625% 8/31/19	56,910	56,901
1.75% 7/31/15	53,000	53,789
1.75% 5/31/16	13,840	14,158
1.75% 10/31/18	10	10
1.75% 10/31/20	9,960	9,863
1.875% 6/30/15	60,900	61,799
1.875% 9/30/17	11,325	11,615
1.875% 10/31/17	40,860	41,885
1.875% 6/30/20	24,290	24,353
2% 4/30/16	49,100	50,412
2% 11/30/20	31,910	32,040
2% 2/28/21	26,380	26,421
2% 5/31/21	40,290	40,240
2% 8/31/21	62,970	62,783
2% 2/15/23	50,680	49,809
2.125% 5/31/15	86,030	87,327
2.125% 12/31/15	18,710	19,176
2.125% 2/29/16	145,700	149,638
2.125% 8/31/20	49,753	50,457
2.125% 1/31/21	3,060	3,090
2.125% 6/30/21	7,260	7,305
2.125% 8/15/21	90,750	91,268
2.25% 3/31/16	54,000	55,620
2.25% 11/30/17	11,000	11,401
2.25% 4/30/21	42,310	42,971
2.25% 7/31/21	31,690	32,133
2.375% 8/15/24	33,570	33,664
2.5% 3/31/15	52,000	52,727
2.5% 4/30/15	50,580	51,388
2.5% 8/15/23	97,170	99,022
2.5% 5/15/24	113,100	114,726
2.625% 2/29/16	13,600	14,068
2.625% 4/30/18	10,200	10,698
2.625% 8/15/20	141,000	147,048
2.625% 11/15/20	94,180	98,087
2.75% 11/30/16	25,000	26,180
2.75% 12/31/17	3,000	3,157
2.75% 11/15/23	102,790	106,733
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.75% 2/15/24	$ 135,610	$ 140,674
3% 8/31/16	12,402	13,008
3% 9/30/16	22,000	23,107
3.125% 10/31/16	23,900	25,192
3.125% 5/15/21	50,876	54,545
3.25% 5/31/16	14,200	14,894
3.25% 12/31/16	25,000	26,484
3.375% 11/15/19	27,740	30,083
3.5% 2/15/18	4,000	4,312
3.5% 5/15/20	81,800	89,418
3.625% 2/15/20	59,600	65,467
3.625% 2/15/21	39,800	43,892
3.875% 5/15/18	8,000	8,754
4% 8/15/18	22,000	24,257
4.125% 5/15/15	19,300	19,846
4.25% 11/15/17	16,000	17,590
4.5% 5/15/17	13,000	14,263
4.625% 11/15/16	15,000	16,308
4.625% 2/15/17	14,000	15,322
5.125% 5/15/16	13,100	14,144
TOTAL U.S. TREASURY OBLIGATIONS		7,089,439
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,445,520)		7,670,191
U.S. Government Agency - Mortgage Securities - 29.9%

Fannie Mae - 17.8%
2.201% 11/1/34 (g)	14,268	15,199
2.5% 3/1/27 to 8/1/43	174,057	175,783
2.5% 9/1/29 (f)	76,900	77,906
2.5% 9/1/29 (f)	7,000	7,092
2.5% 9/1/44 (f)	1,000	959
2.534% 11/1/34 (g)	1,120	1,195
3% 11/1/20 to 12/1/43	652,207	657,975
3% 9/1/29 (f)	8,000	8,292
3% 9/1/44 (f)	10,000	9,952
3.099% 4/1/41 (g)	8,958	9,573
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 10/1/18 to 7/1/44	$ 519,718	$ 538,491
3.5% 9/1/29 (f)	8,000	8,450
3.5% 9/1/29 (f)	5,000	5,281
3.5% 9/1/44 (f)	31,000	31,909
3.5% 9/1/44 (f)	14,000	14,411
3.5% 9/1/44 (f)	23,000	23,675
4% 2/1/24 to 1/1/44	469,710	499,174
4% 9/1/29 (f)	3,000	3,175
4% 9/1/44 (f)	107,000	113,358
4% 9/1/44 (f)	30,000	31,783
4% 9/1/44 (f)	32,600	34,537
4% 9/1/44 (f)	32,800	34,749
4% 9/1/44 (f)	30,800	32,630
4% 10/1/44 (f)	10,000	10,559
4% 10/1/44 (f)	20,800	21,963
4% 10/1/44 (f)	30,800	32,522
4% 10/1/44 (f)	32,600	34,423
4% 10/1/44 (f)	32,800	34,634
4% 10/1/44 (f)	36,000	38,013
4.5% 1/1/19 to 8/1/44	295,535	319,256
4.5% 10/1/44 (f)	9,000	9,694
5% 6/1/20 to 10/1/43	153,691	169,360
5% 9/1/44 (f)	15,300	16,873
5% 9/1/44 (f)	4,000	4,411
5% 9/1/44 (f)	4,000	4,411
5.5% 8/1/17 to 9/1/41 (f)	118,885	132,747
5.5% 9/1/44 (f)	4,000	4,449
6% 2/1/23 to 7/1/41	95,807	108,286
6.5% 3/1/22 to 6/1/40	34,455	39,268
TOTAL FANNIE MAE		3,316,418
Freddie Mac - 4.6%
1.851% 3/1/36 (g)	7,757	8,091
2.354% 12/1/35 (g)	6,208	6,614
2.5% 5/1/23 to 3/1/28	46,454	47,173
2.596% 9/1/37 (g)	1,852	1,986
3% 3/1/27 to 10/1/43	159,706	161,584
3.5% 9/1/18 to 7/1/44	154,263	159,542
3.5% 9/1/44 (f)	5,000	5,136
4% 8/1/31 to 3/1/44	111,296	117,899
4% 9/1/44 (f)	10,000	10,572
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.5% 6/1/25 to 4/1/44	$ 154,027	$ 166,714
4.681% 3/1/35 (g)	2,743	2,941
5% 4/1/23 to 9/1/40	91,658	101,184
5.5% 5/1/23 to 1/1/41	51,776	57,668
6% 4/1/32 to 8/1/37	2,446	2,765
6.5% 8/1/36 to 12/1/37	1,089	1,233
TOTAL FREDDIE MAC		851,102
Ginnie Mae - 7.5%
2.5% 10/20/42 to 3/20/44	8,776	8,544
3% 4/15/42 to 7/20/44	230,423	233,888
3% 9/1/44 (f)	18,900	19,152
3% 9/1/44 (f)	4,100	4,155
3% 9/1/44 (f)	4,000	4,053
3.5% 10/15/40 to 2/20/44	303,993	316,497
3.5% 9/1/44 (f)	8,100	8,422
3.5% 9/1/44 (f)	13,900	14,453
3.5% 9/1/44 (f)	16,000	16,637
4% 1/15/25 to 3/15/42	231,131	246,876
4% 9/1/44 (f)	35,000	37,282
4% 9/1/44 (f)	2,000	2,132
4% 9/1/44 (f)	16,000	17,043
4.5% 9/15/33 to 5/20/44	221,554	241,388
4.5% 9/1/44 (f)	5,000	5,435
5% 4/20/38 to 6/20/44	119,237	132,464
5% 9/1/44 (f)	3,000	3,294
5.5% 10/20/32 to 3/20/44	43,709	48,864
5.5% 9/1/44 (f)	2,000	2,215
6% 5/20/34 to 12/15/40	23,408	26,435
6.5% 8/20/36 to 1/15/39	4,575	5,223
TOTAL GINNIE MAE		1,394,452
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,482,193)		5,561,972
Asset-Backed Securities - 0.2%

Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,711
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,761
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citibank Credit Card Issuance Trust:
Series 2013-A3 Class A3, 1.11% 7/23/18	$ 2,800	$ 2,814
Series 2013-A9 Class A9, 4% 9/8/25	4,675	4,960
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	3,094	3,144
Ford Credit Auto Owner Trust Series 2013-C Class A3, 0.82% 12/15/17	4,675	4,689
Ford Credit Floorplan Master Owner Trust Series 2013-5 Class A1, 1.5% 9/15/18	4,675	4,721
Hyundai Auto Receivables Trust Series 2013-C Class A3, 1.01% 2/15/18	4,675	4,694
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	1,875	1,880
Nissan Auto Receivables Owner Trust Series 2013-B Class A3, 0.84% 11/15/17	3,750	3,763
TOTAL ASSET-BACKED SECURITIES (Cost $40,456)		41,137
Commercial Mortgage Securities - 2.7%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7129% 5/10/45 (g)	355	360
Series 2006-3 Class A4, 5.889% 7/10/44	6,607	7,063
Series 2006-5 Class A2, 5.317% 9/10/47	2,015	2,022
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,584
Series 2005-3 Class A3B, 5.09% 7/10/43 (g)	3,939	4,008
Series 2006-6 Class E, 5.619% 10/10/45 (d)	733	93
Series 2007-3:
Class A3, 5.5647% 6/10/49 (g)	1,522	1,520
Class A4, 5.5647% 6/10/49 (g)	2,643	2,881
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,777	2,978
Bayview Commercial Asset Trust Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(g)(h)	3,911	162
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7071% 6/11/40 (g)	16,612	18,235
Series 2006-T22 Class A4, 5.5723% 4/12/38 (g)	153	161
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,120
Series 2007-C6 Class A4, 5.7096% 12/10/49 (g)	9,950	10,968
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	$ 824	$ 836
Class A4, 5.322% 12/11/49	4,412	4,757
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,416	1,369
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.7961% 12/10/49 (g)	2,805	3,107
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	5,680	6,063
Series 2007-C2 Class A3, 5.542% 1/15/49 (g)	2,536	2,752
Series 2007-C3 Class A4, 5.7022% 6/15/39 (g)	6,482	6,978
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	1,148	1,257
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.505% 4/15/22 (d)(g)	4,524	4,435
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (d)(g)	1,938	242
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	20,954
Series K034 Class A2, 3.531% 7/25/23	9,000	9,542
Series K013 Class A2, 3.974% 1/25/21	11,575	12,648
Series K020 Class A2, 2.373% 5/25/22	10,400	10,254
Series K036 Class A2, 3.527% 10/25/23	8,975	9,500
Series K501 Class A2, 1.655% 11/25/16	16,800	17,066
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	19,501	21,027
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	3,989
Series 2006-GG7 Class A4, 5.8189% 7/10/38 (g)	39,295	41,852
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	7,000	7,271
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	13,796	13,597
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	27,315	29,167
Series 2006-LDP8 Class A4, 5.399% 5/15/45	782	834
Series 2006-LDP9 Class A3, 5.336% 5/15/47	522	562
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-CB19 Class A4, 5.7029% 2/12/49 (g)	$ 28,547	$ 31,223
Series 2007-LD11:
Class A2, 5.79% 6/15/49 (g)	126	126
Class A4, 5.805% 6/15/49 (g)	8,435	9,172
Series 2007-LDPX Class A3, 5.42% 1/15/49	11,078	11,991
Series 2006-LDP7 Class A4, 5.8657% 4/15/45 (g)	3,650	3,891
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8927% 7/15/44 (g)	3,327	3,656
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	571	613
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,021
Series 2007-C1 Class A4, 5.424% 2/15/40	1,149	1,245
Series 2007-C2 Class A3, 5.43% 2/15/40	500	545
Series 2007-C6 Class A4, 5.858% 7/15/40 (g)	1,492	1,587
Series 2007-C7 Class A3, 5.866% 9/15/45	5,398	6,004
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4208% 1/12/44 (d)(g)	1,103	1,050
Series 2007-C1 Class A4, 5.8385% 6/12/50 (g)	4,800	5,308
Series 2008-C1 Class A4, 5.69% 2/12/51	2,639	2,923
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.276% 12/12/49 (g)	63	63
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	423	435
Series 2007-5 Class A4, 5.378% 8/12/48	6,824	7,307
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	2,000	2,172
Series 2007-7 Class A4, 5.7432% 6/12/50 (g)	4,438	4,851
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,268	391
Series 2007-8 Class A3, 5.8831% 8/12/49 (g)	1,094	1,204
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class C, 0.315% 10/15/20 (d)(g)	728	725
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (g)	132	132
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,411
Series 2006-IQ11 Class A4, 5.6554% 10/15/42 (g)	319	333
Series 2006-T23 Class A3, 5.8054% 8/12/41 (g)	558	558
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (g)	1,902	2,078
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	$ 179	$ 64
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	31,242	33,780
Series 2007-C31:
Class A4, 5.509% 4/15/47	15,483	16,625
Class A5, 5.5% 4/15/47	7,950	8,704
Series 2007-C32 Class A3, 5.7453% 6/15/49 (g)	8,092	8,824
Series 2007-C33:
Class A4, 5.9414% 2/15/51 (g)	25,365	27,510
Class A5, 5.9414% 2/15/51 (g)	839	926
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,292
Series 2005-C22:
Class B, 5.3703% 12/15/44 (g)	2,812	2,806
Class F, 5.3703% 12/15/44 (d)(g)	2,115	579
Series 2006-C23 Class A5, 5.416% 1/15/45 (g)	7,395	7,781
Series 2006-C25 Class AM, 5.7196% 5/15/43 (g)	664	709
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $452,385)		508,829
Municipal Securities - 0.8%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	15,413
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,499
California Gen. Oblig. 7.55% 4/1/39	15,000	22,752
Chicago Gen. Oblig. 6.314% 1/1/44	1,900	2,013
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	8,900	8,837
Series 2011:
4.511% 3/1/15	1,590	1,617
4.961% 3/1/16	2,830	2,988
5.877% 3/1/19	2,080	2,326
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	13,928
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,438
New Jersey Tpk. Auth. Tpk. Rev. Series A, 7.414% 1/1/40	4,700	6,975
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,971
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	$ 10,725	$ 13,157
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,455
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	5,988
Series 2010 164, 5.647% 11/1/40	5,210	6,533
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	8,171
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,273
TOTAL MUNICIPAL SECURITIES (Cost $122,722)		142,334
Foreign Government and Government Agency Obligations - 2.8%

Brazilian Federative Republic:
4.875% 1/22/21	15,540	17,078
5.625% 1/7/41	14,750	16,594
5.875% 1/15/19	1,300	1,490
6% 1/17/17	3,000	3,315
Canadian Government 2.375% 9/10/14	3,000	3,000
Chilean Republic 3.25% 9/14/21	9,000	9,369
Colombian Republic:
2.625% 3/15/23	7,575	7,192
4% 2/26/24	1,650	1,724
5.625% 2/26/44	4,000	4,640
6.125% 1/18/41	4,750	5,866
7.375% 3/18/19	3,450	4,171
Export Development Canada:
1.25% 10/26/16	4,000	4,045
1.5% 10/3/18	1,700	1,700
Israeli State 4% 6/30/22	7,000	7,438
Italian Republic:
3.125% 1/26/15	16,000	16,162
5.375% 6/12/17	2,375	2,620
6.875% 9/27/23	6,000	7,686
Jordanian Kingdom 1.945% 6/23/19	23,650	23,768
KfW:
0.5% 4/19/16	8,000	8,003
0.75% 3/17/17	8,000	7,970
1% 1/12/15	38,700	38,816
1.875% 4/1/19	16,930	17,098
2.125% 1/17/23	12,000	11,765
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
KfW: - continued
2.75% 10/1/20	$ 4,175	$ 4,343
4% 1/27/20	3,000	3,324
4.875% 6/17/19	25,000	28,630
Korean Republic 7.125% 4/16/19	6,650	8,150
Manitoba Province:
1.3% 4/3/17	3,420	3,448
2.1% 9/6/22	1,900	1,835
New Brunswick Province 2.75% 6/15/18	4,350	4,545
Ontario Province:
1% 7/22/16	17,000	17,110
4% 10/7/19	15,000	16,451
Panamanian Republic:
4.3% 4/29/53	5,675	5,178
5.2% 1/30/20	1,800	2,007
Peruvian Republic:
5.625% 11/18/50	3,300	3,894
6.55% 3/14/37	3,075	3,982
7.125% 3/30/19	1,900	2,304
Philippine Republic:
4.2% 1/21/24	4,765	5,110
6.375% 10/23/34	10,375	13,488
6.5% 1/20/20	6,144	7,304
Polish Government:
3.875% 7/16/15	4,350	4,467
5% 10/19/15	3,050	3,196
5% 3/23/22	14,500	16,284
Province of British Columbia 1.2% 4/25/17	7,600	7,649
Province of Quebec 2.75% 8/25/21	20,000	20,288
South African Republic:
5.875% 5/30/22	1,900	2,145
6.875% 5/27/19	6,750	7,796
Turkish Republic:
5.75% 3/22/24	3,000	3,332
6% 1/14/41	13,200	14,586
6.25% 9/26/22	13,225	15,077
6.75% 4/3/18	8,375	9,443
7.5% 11/7/19	2,625	3,104
United Mexican States:
3.5% 1/21/21	7,400	7,696
3.625% 3/15/22	3,000	3,123
4% 10/2/23	18,750	19,875
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
United Mexican States: - continued
4.75% 3/8/44	$ 9,700	$ 10,175
5.55% 1/21/45	1,316	1,544
6.05% 1/11/40	4,800	6,000
Uruguay Republic:
4.125% 11/20/45	4,750	4,334
4.5% 8/14/24	3,625	3,924
5.1% 6/18/50	2,000	2,075
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $501,035)		518,726
Supranational Obligations - 1.2%

African Development Bank:
0.875% 5/15/17	1,000	997
0.875% 3/15/18	1,900	1,871
1.125% 3/15/17	1,300	1,307
1.625% 10/2/18	2,800	2,812
Asian Development Bank:
1.125% 3/15/17	5,000	5,029
1.875% 4/12/19	12,000	12,109
Council of Europe Development Bank:
1% 3/7/18	1,900	1,881
2.625% 2/16/16	4,250	4,385
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,686
1.625% 9/3/15	4,750	4,814
1.75% 6/14/19	4,700	4,706
2.5% 3/15/16	3,800	3,922
European Investment Bank:
0.875% 4/18/17	11,000	10,983
1.625% 6/15/17	4,640	4,718
1.625% 12/18/18	30,900	30,979
1.75% 3/15/17	5,000	5,105
1.75% 6/17/19	8,625	8,637
1.875% 3/15/19	3,000	3,027
2.125% 10/15/21	2,840	2,828
2.5% 4/15/21	4,650	4,749
2.875% 1/15/15	5,000	5,050
2.875% 9/15/20	9,000	9,432
Supranational Obligations - continued
	Principal Amount (000s)	Value (000s)
European Investment Bank: - continued
3.25% 1/29/24	$ 2,000	$ 2,117
Inter-American Development Bank:
0.5% 8/17/15	1,900	1,906
1.125% 3/15/17	17,100	17,282
1.75% 10/15/19	1,375	1,377
3% 10/4/23	3,575	3,765
3.875% 9/17/19	5,000	5,496
4.375% 1/24/44	4,000	4,565
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,067
1% 9/15/16	9,000	9,065
2.25% 6/24/21	16,075	16,136
2.375% 5/26/15	12,300	12,501
International Finance Corp. 1.75% 9/16/19	11,350	11,335
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $224,612)		227,639
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $3,443)	3,422	3,481
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (e)(g) (Cost $1,176)	1,725	1,876
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $271,395)	271,395,387	271,395
Cash Equivalents - 0.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 8/29/14 due 9/2/14 (Collateralized by U.S. Government Obligations) # (b) (Cost $32,688)	$ 32,688	$ 32,688
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $18,723,413)		19,430,705
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(826,564)
NET ASSETS - 100%		$ 18,604,141
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 9/1/44	$ (5,000)	(5,147)
4% 9/1/44	(10,000)	(10,594)
4% 9/1/44	(10,000)	(10,594)
4% 9/1/44	(20,800)	(22,036)
4% 9/1/44	(30,800)	(32,630)
4% 9/1/44	(32,600)	(34,537)
4% 9/1/44	(32,800)	(34,749)
4% 9/1/44	(32,600)	(34,537)
4% 9/1/44	(32,800)	(34,749)
4% 9/1/44	(30,800)	(32,631)
TOTAL FANNIE MAE		(252,204)
Ginnie Mae
3% 9/1/44	(4,100)	(4,155)
3% 9/1/44	(2,000)	(2,026)
3% 9/1/44	(4,100)	(4,155)
TOTAL GINNIE MAE		(10,336)
TOTAL TBA SALE COMMITMENTS (Proceeds $262,246)		$ (262,540)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,803,000 or 0.2% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$32,688,000 due 9/02/14 at 0.06%
Commerz Markets LLC	$ 28,250
HSBC Securities (USA), Inc.	4,438
$ 32,688
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 279
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 4,450,437	$ -	$ 4,450,437	$ -
U.S. Government and Government Agency Obligations	7,670,191	-	7,670,191	-
U.S. Government Agency - Mortgage Securities	5,561,972	-	5,561,972	-
Asset-Backed Securities	41,137	-	41,137	-
Commercial Mortgage Securities	508,829	-	508,765	64
Municipal Securities	142,334	-	142,334	-
Foreign Government and Government Agency Obligations	518,726	-	518,726	-
Supranational Obligations	227,639	-	227,639	-
Bank Notes	3,481	-	3,481	-
Preferred Securities	1,876	-	1,876	-
Money Market Funds	271,395	271,395	-	-
Cash Equivalents	32,688	-	32,688	-
Total Investments in Securities:	$ 19,430,705	$ 271,395	$ 19,159,246	$ 64
Other Financial Instruments:
TBA Sale Commitments	$ (262,540)	$ -	$ (262,540)	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2014

Assets
Investment in securities, at value (including securities loaned of $32,002 and repurchase agreements of $32,688) - See accompanying schedule: Unaffiliated issuers (cost $18,452,018)	$ 19,159,310
Fidelity Central Funds (cost $271,395)	271,395
Total Investments (cost $18,723,413)		$ 19,430,705
Cash		1,450
Receivable for investments sold, regular delivery		81,005
Receivable for TBA sale commitments		262,246
Receivable for fund shares sold		83,489
Interest receivable		104,174
Distributions receivable from Fidelity Central Funds		26
Receivable from investment adviser for expense reductions		315
Other receivables		111
Total assets		19,963,521

Liabilities
Payable for investments purchased Regular delivery	$ 255,390
Delayed delivery	798,950
TBA sale commitments, at value	262,540
Payable for fund shares redeemed	7,039
Distributions payable	381
Accrued management fee	761
Other affiliated payables	1,523
Other payables and accrued expenses	108
Collateral on securities loaned, at value	32,688
Total liabilities		1,359,380

Net Assets		$ 18,604,141
Net Assets consist of:
Paid in capital		$ 17,929,476
Undistributed net investment income		15,276
Accumulated undistributed net realized gain (loss) on investments		(47,609)
Net unrealized appreciation (depreciation) on investments		706,998
Net Assets		$ 18,604,141
See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2014

Investor Class: Net Asset Value, offering price and redemption price per share ($6,519,995 ÷ 556,660 shares)	$ 11.71

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($5,778,072 ÷ 493,353 shares)	$ 11.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,157,789 ÷ 269,620 shares)	$ 11.71

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($946,532 ÷ 80,819 shares)	$ 11.71

Class F: Net Asset Value, offering price and redemption price per share ($2,201,753 ÷ 187,997 shares)	$ 11.71

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2014

Investment Income
Dividends		$ 109
Interest		455,176
Income from Fidelity Central Funds		279
Total income		455,564

Expenses
Management fee	$ 8,371
Transfer agent fees	16,723
Independent trustees' compensation	69
Miscellaneous	28
Total expenses before reductions	25,191
Expense reductions	(3,701)	21,490
Net investment income (loss)		434,074
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16,618
Change in net unrealized appreciation (depreciation) on: Investment securities	484,360
Delayed delivery commitments	(1,059)
Total change in net unrealized appreciation (depreciation)		483,301
Net gain (loss)		499,919
Net increase (decrease) in net assets resulting from operations		$ 933,993

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 434,074	$ 362,498
Net realized gain (loss)	16,618	4,864
Change in net unrealized appreciation (depreciation)	483,301	(838,760)
Net increase (decrease) in net assets resulting from operations	933,993	(471,398)
Distributions to shareholders from net investment income	(416,778)	(352,310)
Distributions to shareholders from net realized gain	-	(111,187)
Total distributions	(416,778)	(463,497)
Share transactions - net increase (decrease)	2,019,795	1,405,570
Total increase (decrease) in net assets	2,537,010	470,675

Net Assets
Beginning of period	16,067,131	15,596,456
End of period (including undistributed net investment income of $15,276 and undistributed net investment income of $9,971, respectively)	$ 18,604,141	$ 16,067,131

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.04	$ 11.74	$ 11.67	$ 11.05
Income from Investment Operations
Net investment income (loss) B	.286	.254	.312	.351	.373
Net realized and unrealized gain (loss)	.338	(.604)	.358	.137	.613
Total from investment operations	.624	(.350)	.670	.488	.986
Distributions from net investment income	(.274)	(.246)	(.305)	(.342)	(.366)
Distributions from net realized gain	-	(.084)	(.065)	(.076)	-
Total distributions	(.274)	(.330)	(.370)	(.418)	(.366)
Net asset value, end of period	$ 11.71	$ 11.36	$ 12.04	$ 11.74	$ 11.67
Total ReturnA	5.55%	(2.97)%	5.82%	4.32%	9.10%
Ratios to Average Net Assets C, E
Expenses before reductions	.22%	.22%	.22%	.28%	.36%
Expenses net of fee waivers, if any	.22%	.22%	.22%	.27%	.32%
Expenses net of all reductions	.22%	.22%	.22%	.27%	.32%
Net investment income (loss)	2.48%	2.16%	2.63%	3.06%	3.32%
Supplemental Data
Net assets, end of period (in millions)	$ 6,520	$ 5,338	$ 5,981	$ 7,287	$ 11,355
Portfolio turnover rateD	85%	118%	100%	106%	165%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended August 31,	2014	2013	2012	2011G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.299	.267	.321	.115
Net realized and unrealized gain (loss)	.339	(.593)	.349	.301
Total from investment operations	.638	(.326)	.670	.416
Distributions from net investment income	(.288)	(.260)	(.315)	(.116)
Distributions from net realized gain	-	(.084)	(.065)	-
Total distributions	(.288)	(.344)	(.380)	(.116)
Net asset value, end of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	5.68%	(2.78)%	5.82%	3.66%
Ratios to Average Net Assets E, H
Expenses before reductions	.17%	.17%	.17%	.17%A
Expenses net of fee waivers, if any	.10%	.10%	.12%	.17%A
Expenses net of all reductions	.10%	.10%	.12%	.17%A
Net investment income (loss)	2.60%	2.27%	2.73%	3.15%A
Supplemental Data
Net assets, end of period (in millions)	$ 5,778	$ 5,108	$ 4,265	$ 1,533
Portfolio turnover rateF	85%	118%	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2014	2013	2012	2011G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.303	.272	.329	.118
Net realized and unrealized gain (loss)	.338	(.594)	.349	.302
Total from investment operations	.641	(.322)	.678	.420
Distributions from net investment income	(.291)	(.264)	(.323)	(.120)
Distributions from net realized gain	-	(.084)	(.065)	-
Total distributions	(.291)	(.348)	(.388)	(.120)
Net asset value, end of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	5.71%	(2.75)%	5.89%	3.69%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07%	.07%	.07%A
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%A
Expenses net of all reductions	.07%	.07%	.07%	.07%A
Net investment income (loss)	2.63%	2.31%	2.78%	3.25%A
Supplemental Data
Net assets, end of period (in millions)	$ 3,158	$ 2,766	$ 3,121	$ 1,926
Portfolio turnover rateF	85%	118%	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended August 31,	2014	2013	2012	2011G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.305	.274	.331	.118
Net realized and unrealized gain (loss)	.339	(.594)	.349	.303
Total from investment operations	.644	(.320)	.680	.421
Distributions from net investment income	(.294)	(.266)	(.325)	(.121)
Distributions from net realized gain	-	(.084)	(.065)	-
Total distributions	(.294)	(.350)	(.390)	(.121)
Net asset value, end of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	5.73%	(2.73)%	5.91%	3.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%	.05%	.05%	.05%A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%A
Expenses net of all reductions	.05%	.05%	.05%	.05%A
Net investment income (loss)	2.65%	2.33%	2.80%	3.27%A
Supplemental Data
Net assets, end of period (in millions)	$ 947	$ 867	$ 869	$ 682
Portfolio turnover rateF	85%	118%	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2014	2013	2012	2011	2010G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.03	$ 11.74	$ 11.67	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.305	.273	.331	.365	.359
Net realized and unrealized gain (loss)	.339	(.593)	.349	.139	.542
Total from investment operations	.644	(.320)	.680	.504	.901
Distributions from net investment income	(.294)	(.266)	(.325)	(.358)	(.351)
Distributions from net realized gain	-	(.084)	(.065)	(.076)	-
Total distributions	(.294)	(.350)	(.390)	(.434)	(.351)
Net asset value, end of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.67
Total ReturnB, C	5.73%	(2.73)%	5.91%	4.47%	8.26%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%	.05%	.05%	.12%	.22%A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.12%	.22%A
Expenses net of all reductions	.05%	.05%	.05%	.12%	.22%A
Net investment income (loss)	2.65%	2.33%	2.80%	3.20%	3.42%A
Supplemental Data
Net assets, end of period (in millions)	$ 2,202	$ 1,988	$ 1,361	$ 634	$ 97
Portfolio turnover rateF	85%	118%	100%	106%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Spartan U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 734,309
Gross unrealized depreciation	(54,584)
Net unrealized appreciation (depreciation) on securities	$ 679,725

Tax Cost	$ 18,750,980

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 349
Net unrealized appreciation (depreciation) on securities and other investments	$ 679,432

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 416,778	$ 399,976
Long-term Capital Gains	-	63,521
Total	$ 416,778	$ 463,497

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Annual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,500,151 and $537,514, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.22%
Fidelity Advantage Class	.17%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and ..015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 9,817
Fidelity Advantage Class	6,326
Institutional Class	580
$ 16,723

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $266.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through October 31, 2015.

	Expense Limitations	Reimbursement
Fidelity Advantage Class	.10%	$ 3,690

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $10.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Investor Class	$ 137,336	$ 115,436
Fidelity Advantage Class	131,655	110,295
Institutional Class	73,256	68,676
Fidelity Advantage Institutional Class	22,566	19,939
Class F	51,965	37,964
Total	$ 416,778	$ 352,310
From net realized gain
Investor Class	$ -	$ 42,819
Fidelity Advantage Class	-	29,986
Institutional Class	-	22,091
Fidelity Advantage Institutional Class	-	5,965
Class F	-	10,326
Total	$ -	$ 111,187

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Investor Class
Shares sold	155,246	162,285	$ 1,791,631	$ 1,906,998
Reinvestment of distributions	11,818	13,229	136,577	156,261
Shares redeemed	(80,218)	(202,662)	(922,306)	(2,391,825)
Net increase (decrease)	86,846	(27,148)	$ 1,005,902	$ (328,566)
Fidelity Advantage Class
Shares sold	148,877	234,913	$ 1,718,974	$ 2,775,194
Reinvestment of distributions	11,059	11,538	127,764	135,969
Shares redeemed	(116,220)	(151,195)	(1,337,907)	(1,773,340)
Net increase (decrease)	43,716	95,256	$ 508,831	$ 1,137,823
Institutional Class
Shares sold	84,528	69,848	$ 974,833	$ 824,188
Reinvestment of distributions	6,341	7,688	73,256	90,764
Shares redeemed	(64,732)	(93,374)	(745,431)	(1,094,762)
Net increase (decrease)	26,137	(15,838)	$ 302,658	$ (179,810)
Fidelity Advantage Institutional Class
Shares sold	25,850	30,008	$ 297,984	$ 352,756
Reinvestment of distributions	1,953	2,196	22,566	25,904
Shares redeemed	(23,330)	(28,062)	(268,139)	(329,678)
Net increase (decrease)	4,473	4,142	$ 52,411	$ 48,982
Class F
Shares sold	60,391	68,612	$ 694,559	$ 805,470
Reinvestment of distributions	4,494	4,101	51,921	48,290
Shares redeemed	(51,901)	(10,818)	(596,487)	(126,619)
Net increase (decrease)	12,984	61,895	$ 149,993	$ 727,141

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Other - continued

At the end of the period, VIP FundsManager 60% Portfolio was the owner of record of approximately 11% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 41% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Spartan U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Bond Index Fund (a fund of Fidelity Salem Street Trust) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Bond Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 16, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2014, $348,544, or, if subsequently determined to be different, the net capital gain of such year.

A total of 24.24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $261,889,183 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

UBI-F-ANN-1014
1.899038.104

Spartan®

U.S. Bond Index

Fund

Institutional Class

Fidelity Advantage® Institutional

Class

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	5.71%	4.39%	4.41%
Fidelity Advantage® Institutional Class B	5.73%	4.40%	4.42%

A The initial offering of Institutional Class shares took place on May 4, 2011. Returns prior to May 4, 2011, are those of Investor Class.

B The initial offering of Fidelity Advantage® Institutional Class shares took place on May 4, 2011. Returns prior to May 4, 2011, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® U.S. Bond Index Fund - Institutional Class on August 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period. See footnote A above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Comments from Alan Bembenek, Co-Portfolio Manager of Spartan® U.S. Bond Index Fund, and Brandon Bettencourt, who joined the fund as Co-Portfolio Manager on May 19, 2014, succeeding Co-Portfolio Manager Curtis Hollingsworth: For the year ending August 31, 2014, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares performed roughly in line with the 5.66% advance of the Barclays® U.S. Aggregate Bond Index. (For specific class-level returns, please see the performance section of this report.) In keeping with the fund's investment objective, our goal is to produce monthly returns, before expenses, that closely match the monthly returns of the Barclays index. We use a method known as "stratified sampling," or investing in representative securities to construct a portfolio that approximately mirrors the structure of the index in terms of sector weightings, maturity distribution and credit quality. We manage the portfolio so that it matches the index in terms of overall sensitivity to changing interest rates and to changes in the yield curve, which plots bond yields relative to their maturities. Conditions throughout the past 12 months generally favored U.S. investment-grade bonds. The U.S. fixed-income markets began the period on a strong note, as bond yields fell and their prices rose after the U.S. Federal Reserve's surprise decision to delay reducing its purchases of government bonds. Bonds came under pressure in late 2013 when increasingly strong economic data made a near-term taper more likely. Even though the Fed began to dial back its stimulus in January, bonds defied expectations with a strong showing for the first half of 2014. Global investors sought shelter among U.S. bonds early in the year, responding partly to uneven global economic growth and to instability in Ukraine and the Middle East. At the same time, the harsh winter of 2014 suppressed the U.S. economy and inflation remained muted, leading many investors to conclude that interest rates would stay low for an extended period. Bonds came under some pressure in June and July, when new economic data supported speculation that growth in the U.S. was accelerating, refueling worries that the Fed would make its first rate hike before mid-2015. However, gains in August more than offset the losses of June and July as investors worried about growing geopolitical tumult again sought shelter in U.S. bonds.

Among the major sectors that comprise the Barclays index, investment-grade credit was the biggest gainer for the year, returning 9.06%, supported by solid corporate fundamentals and a modestly improving U.S. economy. Other yield-advantaged sectors also had strong showings, including mortgage-backed securities, which advanced 5.42% versus only 3.57% for U.S. Treasuries.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Investor Class	.22%
Actual		$ 1,000.00	$ 1,026.00	$ 1.12
HypotheticalA		$ 1,000.00	$ 1,024.10	$ 1.12
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,026.70	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,026.80	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,026.90	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26
Class F	.05%
Actual		$ 1,000.00	$ 1,026.90	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
U.S. Government and U.S. Government Agency Obligations 70.2%	U.S. Government and U.S. Government Agency Obligations 71.0%
AAA 4.0%	AAA 4.0%
AA 4.1%	AA 4.0%
A 10.3%	A 9.8%
BBB 12.3%	BBB 13.0%
BB and Below 0.0%***	BB and Below 0.0%***
Not Rated 0.3%	Not Rated 0.2%
Short-Term Investments and Net Other Assets (1.2)%†	Short-Term Investments and Net Other Assets (2.0)%†

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2014
6 months ago
Years	7.1	6.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	5.2	5.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2014 *	As of February 28, 2014 **
Corporate Bonds 23.9%	Corporate Bonds 23.9%
U.S. Government and U.S. Government Agency Obligations 70.2%	U.S. Government and U.S. Government Agency Obligations 71.0%
Asset-Backed Securities 0.2%	Asset-Backed Securities 0.3%
CMOs and Other Mortgage Related Securities 2.1%	CMOs and Other Mortgage Related Securities 2.0%
Municipal Bonds 0.8%	Municipal Bonds 0.7%
Other Investments 4.0%	Other Investments 4.1%
Short-Term Investments and Net Other Assets (Liabilities) (1.2)%†	Short-Term Investments and Net Other Assets (Liabilities) (2.0)%†

* Foreign investments	8.3%	** Foreign investments	8.9%
† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
*** Amount represents less than 0.1%.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.0%
Ford Motor Co. 4.75% 1/15/43	$ 4,800	$ 5,029
Diversified Consumer Services - 0.0%
George Washington University 4.3% 9/15/44	2,000	2,052
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,665
Northwestern University 4.643% 12/1/44	1,850	2,054
President and Fellows of Harvard College 3.619% 10/1/37	1,000	980
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,304
University of Southern California 5.25% 10/1/2111	2,000	2,543
		10,598
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,615
6.3% 3/1/38	7,045	9,321
Starbucks Corp. 3.85% 10/1/23	1,875	1,993
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,079
5.3% 9/15/19	2,000	2,219
		18,227
Media - 1.0%
21st Century Fox America, Inc. 5.4% 10/1/43	3,875	4,471
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,503
Comcast Corp.:
3.125% 7/15/22	3,000	3,072
4.65% 7/15/42	4,000	4,299
4.75% 3/1/44	5,400	5,917
4.95% 6/15/16	1,862	2,000
5.7% 5/15/18	2,940	3,362
5.7% 7/1/19	8,500	9,923
6.4% 3/1/40	1,000	1,315
6.55% 7/1/39	3,000	4,011
6.95% 8/15/37	6,700	9,235
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,571
5.875% 10/1/19	2,905	3,374
6.35% 3/15/40	1,000	1,238
6.375% 3/1/41	2,100	2,611
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Communications LLC:
3.25% 4/1/23	$ 2,338	$ 2,312
4.875% 4/1/43	4,900	5,127
5.05% 6/1/20	3,200	3,575
NBCUniversal, Inc.:
3.65% 4/30/15	2,248	2,297
6.4% 4/30/40	3,000	3,972
News America Holdings, Inc. 7.75% 12/1/45	3,160	4,715
News America, Inc.:
5.3% 12/15/14	868	880
5.65% 8/15/20	1,000	1,154
6.15% 3/1/37	3,955	4,801
6.9% 3/1/19	2,110	2,522
6.9% 8/15/39	2,000	2,652
Thomson Reuters Corp.:
1.3% 2/23/17	2,350	2,352
4.7% 10/15/19	4,000	4,407
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	11,146
5.85% 5/1/17	5,801	6,476
6.75% 7/1/18	1,162	1,365
7.3% 7/1/38	4,000	5,559
8.75% 2/14/19	2,368	3,017
Time Warner, Inc.:
2.1% 6/1/19	3,000	2,975
3.15% 7/15/15	5,000	5,115
3.55% 6/1/24	3,000	2,997
4% 1/15/22	1,000	1,054
4.65% 6/1/44	3,000	3,043
5.875% 11/15/16	2,131	2,351
6.5% 11/15/36	5,724	7,178
Viacom, Inc.:
4.25% 9/1/23	7,775	8,185
4.375% 3/15/43	2,635	2,469
5.625% 9/15/19	1,000	1,147
6.125% 10/5/17	5,420	6,158
Walt Disney Co.:
1.125% 2/15/17	2,760	2,771
1.85% 5/30/19	1,500	1,489
2.55% 2/15/22	2,810	2,796
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Walt Disney Co.: - continued
4.125% 6/1/44	$ 2,000	$ 2,037
5.5% 3/15/19	2,000	2,304
		186,300
Multiline Retail - 0.2%
Kohl's Corp. 4.75% 12/15/23	7,800	8,403
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,625
4.3% 2/15/43	4,750	4,567
Target Corp.:
3.875% 7/15/20	3,000	3,238
4% 7/1/42	7,000	6,791
5.875% 7/15/16	2,100	2,301
7% 1/15/38	1,038	1,446
		31,371
Specialty Retail - 0.4%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,980
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,761
3.7% 4/15/22	5,500	5,704
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,115
4.2% 4/1/43	1,575	1,614
4.875% 2/15/44	2,875	3,250
5.4% 3/1/16	6,400	6,858
5.875% 12/16/36	4,700	5,965
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,413
4.625% 4/15/20	2,000	2,230
4.65% 4/15/42	6,500	7,035
5.8% 4/15/40	2,000	2,480
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,924
Turlock Corp.:
1.5% 11/2/17	4,775	4,776
2.75% 11/2/22	5,725	5,596
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Turlock Corp.: - continued
4% 11/2/32	$ 1,900	$ 1,934
4.15% 11/2/42	1,900	1,893
		75,528
TOTAL CONSUMER DISCRETIONARY		327,053
CONSUMER STAPLES - 1.8%
Beverages - 0.4%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,510
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,693
2.625% 1/17/23	2,825	2,767
4.625% 2/1/44	5,750	6,282
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 7/15/22	8,625	8,453
4.125% 1/15/15	5,700	5,777
5.375% 1/15/20	1,500	1,728
8.2% 1/15/39	2,800	4,414
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,717
5.75% 10/23/17	5,185	5,872
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,797
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,406
3.6% 8/13/42	3,000	2,770
4.875% 11/1/40	2,300	2,572
7.9% 11/1/18	6,000	7,399
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,816
3.15% 11/15/20	3,700	3,882
		80,855
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
2.25% 8/12/19	3,750	3,749
5.3% 12/5/43	4,391	5,134
5.75% 5/15/41	6,000	7,349
6.125% 9/15/39	1,000	1,281
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.:
3.9% 10/1/15	$ 9,000	$ 9,303
5.15% 8/1/43	2,725	3,035
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,801
2.8% 4/15/16	6,700	6,948
5.625% 4/1/40	2,000	2,494
5.625% 4/15/41	4,600	5,750
6.5% 8/15/37	8,275	11,283
Walgreen Co.:
1.8% 9/15/17	1,900	1,913
3.1% 9/15/22	2,850	2,825
		68,865
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,528
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,674
3.2% 1/25/23	11,249	11,087
General Mills, Inc. 5.65% 2/15/19	13,501	15,598
Kellogg Co.:
3.125% 5/17/22	1,875	1,905
3.25% 5/21/18	2,800	2,941
4.45% 5/30/16	2,000	2,123
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	11,986
5% 6/4/42	2,825	3,075
Kraft Foods, Inc. 6.875% 2/1/38	5,250	7,061
Tyson Foods, Inc. 3.95% 8/15/24	7,575	7,739
Unilever Capital Corp. 2.2% 3/6/19	7,475	7,606
		81,323
Household Products - 0.2%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,292
2.4% 3/1/22	5,200	5,122
2.4% 6/1/23	8,000	7,712
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,083
2.3% 2/6/22	4,700	4,645
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.: - continued
3.1% 8/15/23	$ 10,000	$ 10,297
3.15% 9/1/15	4,500	4,628
		45,779
Personal Products - 0.1%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,249
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,847
4.25% 8/9/42	9,780	9,242
9.7% 11/10/18	2,049	2,659
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,567
4.5% 3/26/20	2,000	2,217
5.65% 5/16/18	6,789	7,734
6.375% 5/16/38	1,450	1,878
Reynolds American, Inc.:
3.25% 11/1/22	1,325	1,297
4.85% 9/15/23	1,800	1,941
6.75% 6/15/17	2,899	3,296
7.25% 6/15/37	7,220	9,210
		50,888
TOTAL CONSUMER STAPLES		337,959
ENERGY - 2.9%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,308
Cameron International Corp. 3.7% 6/15/24	7,575	7,763
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,578
Halliburton Co.:
6.15% 9/15/19	2,000	2,372
7.45% 9/15/39	1,500	2,212
Nabors Industries, Inc. 2.35% 9/15/16	7,475	7,681
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,754
3.05% 3/1/16	1,020	1,052
4.625% 3/1/21	1,340	1,451
5.25% 3/15/42	3,100	3,272
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Transocean, Inc.:
6% 3/15/18	$ 7,000	$ 7,790
6.5% 11/15/20	4,000	4,524
Weatherford International Ltd. 7% 3/15/38	5,580	7,094
		55,851
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	5,056
6.2% 3/15/40	2,000	2,537
6.45% 9/15/36	2,675	3,434
Apache Corp. 5.1% 9/1/40	3,000	3,312
Canadian Natural Resources Ltd.:
5.7% 5/15/17	1,148	1,278
6.25% 3/15/38	6,850	8,658
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,689
3.8% 9/15/23	1,750	1,826
6.75% 11/15/39	2,000	2,659
Chevron Corp.:
1.104% 12/5/17	5,700	5,660
1.718% 6/24/18	7,525	7,576
ConocoPhillips Co.:
5.75% 2/1/19	2,902	3,359
6.5% 2/1/39	7,529	10,225
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,841
3.875% 3/15/23	3,775	3,862
Devon Energy Corp.:
2.25% 12/15/18	5,750	5,802
3.25% 5/15/22	4,000	4,076
5.6% 7/15/41	2,875	3,377
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,028
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,310
5.875% 12/15/16	1,000	1,104
6.5% 4/15/18	1,000	1,155
Enbridge, Inc. 3.5% 6/10/24	2,825	2,831
Encana Corp.:
3.9% 11/15/21	4,900	5,215
6.5% 2/1/38	5,000	6,436
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Energy Transfer Partners LP:
3.6% 2/1/23	$ 8,550	$ 8,493
4.15% 10/1/20	4,500	4,760
Enterprise Products Operating LP:
4.05% 2/15/22	9,325	10,004
4.85% 8/15/42	2,500	2,655
5.6% 10/15/14	1,937	1,949
5.7% 2/15/42	2,000	2,386
6.65% 4/15/18	2,000	2,341
7.55% 4/15/38	2,000	2,836
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,157
Hess Corp.:
3.5% 7/15/24	3,800	3,833
5.6% 2/15/41	3,400	4,033
8.125% 2/15/19	6,000	7,480
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,457
3.5% 9/1/23	2,000	1,948
3.95% 9/1/22	7,000	7,125
5% 3/1/43	1,000	982
5.625% 9/1/41	1,000	1,069
6.55% 9/15/40	3,000	3,530
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,432
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,038
5.125% 3/1/21	1,000	1,132
6.5% 3/1/41	1,000	1,259
Nexen, Inc.:
5.2% 3/10/15	900	921
5.875% 3/10/35	3,710	4,355
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,031
2.7% 2/15/23	6,000	5,883
3.125% 2/15/22	2,000	2,036
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,130
3.375% 10/1/22	5,000	5,011
Petro-Canada:
6.05% 5/15/18	3,650	4,192
6.8% 5/15/38	8,445	11,345
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV:
3% 1/15/19	$ 2,850	$ 2,808
4.375% 5/20/23	4,725	4,662
6.25% 3/17/24	1,900	2,088
7.25% 3/17/44	4,000	4,697
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	8,197
6.75% 1/27/41	6,275	7,004
7.875% 3/15/19	12,228	14,246
Petroleos Mexicanos:
3.125% 1/23/19 (d)	1,425	1,481
3.5% 7/18/18	5,925	6,192
3.5% 1/30/23	6,725	6,664
4.875% 1/24/22	18,010	19,568
5.5% 6/27/44	8,600	9,329
6.375% 1/23/45 (d)	3,000	3,630
Phillips 66 Co. 5.875% 5/1/42	9,500	11,690
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,065
5.75% 1/15/20	1,000	1,158
6.125% 1/15/17	1,795	2,000
6.65% 1/15/37	2,795	3,591
Shell International Finance BV:
1.125% 8/21/17	1,375	1,373
2.375% 8/21/22	3,000	2,915
6.375% 12/15/38	4,200	5,687
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,253
Spectra Energy Partners, LP:
2.95% 9/25/18	2,877	2,982
4.75% 3/15/24	4,825	5,274
Statoil ASA:
1.2% 1/17/18	5,575	5,539
1.95% 11/8/18	7,300	7,366
2.9% 10/15/14	1,500	1,504
3.7% 3/1/24	3,650	3,862
5.1% 8/17/40	2,000	2,317
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	12,966
6.85% 6/1/39	2,000	2,715
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Talisman Energy, Inc.:
5.5% 5/15/42	$ 4,100	$ 4,536
5.85% 2/1/37	2,000	2,250
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,716
5.75% 6/24/44	1,900	1,921
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,622
Total Capital International SA:
1.55% 6/28/17	5,000	5,057
2.1% 6/19/19	4,275	4,279
2.7% 1/25/23	1,900	1,863
2.75% 6/19/21	6,000	6,025
2.875% 2/17/22	4,175	4,220
3.75% 4/10/24	2,000	2,096
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,841
3.4% 6/1/15	1,000	1,022
6.1% 6/1/40	6,700	8,502
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,662
Valero Energy Corp. 6.625% 6/15/37	5,420	6,823
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,459
4% 7/1/22	3,000	3,135
Williams Partners LP:
3.35% 8/15/22	2,800	2,797
3.9% 1/15/25	3,525	3,558
XTO Energy, Inc.:
5% 1/31/15	1,733	1,767
5.65% 4/1/16	1,189	1,282
		479,365
TOTAL ENERGY		535,216
FINANCIALS - 8.8%
Banks - 3.9%
American Express Bank FSB 6% 9/13/17	615	697
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	4,750	4,816
Bank of America Corp.:
2% 1/11/18	3,550	3,566
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
2.6% 1/15/19	$ 3,775	$ 3,812
2.65% 4/1/19	17,925	18,108
4% 4/1/24	9,000	9,280
4.1% 7/24/23	7,000	7,311
4.2% 8/26/24	8,500	8,630
4.5% 4/1/15	16,765	17,148
5% 5/13/21	4,000	4,473
5.7% 1/24/22	6,250	7,260
5.75% 12/1/17	5,855	6,567
5.875% 1/5/21	6,640	7,743
6.5% 8/1/16	15,000	16,486
Bank of America NA:
5.3% 3/15/17	3,500	3,817
6% 10/15/36	2,419	3,009
Bank of Montreal:
1.4% 9/11/17	2,875	2,881
2.375% 1/25/19	3,700	3,767
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,069
4.375% 1/13/21	1,000	1,110
Banque Centrale de Tunisie 2.452% 7/24/21	8,500	8,553
Barclays Bank PLC 3.9% 4/7/15	6,600	6,730
BB&T Corp.:
1.6% 8/15/17	5,700	5,730
2.05% 6/19/18	1,900	1,920
BNP Paribas 3.6% 2/23/16	10,380	10,794
BNP Paribas SA 2.7% 8/20/18	4,900	5,026
BPCE SA:
2.5% 7/15/19	12,100	12,085
4% 4/15/24	2,000	2,069
Branch Banking & Trust Co. 1.45% 10/3/16	2,000	2,021
Capital One Bank NA 3.375% 2/15/23	2,424	2,431
Citigroup, Inc.:
2.25% 8/7/15	1,800	1,827
2.5% 9/26/18	750	761
2.5% 7/29/19	7,400	7,429
2.55% 4/8/19	3,700	3,736
2.65% 3/2/15	13,899	14,044
3.375% 3/1/23	6,000	6,036
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
3.953% 6/15/16	$ 1,450	$ 1,524
4.75% 5/19/15	7,193	7,404
5.3% 5/6/44	2,000	2,147
5.5% 9/13/25	5,000	5,603
5.875% 1/30/42	4,500	5,541
6.125% 5/15/18	1,769	2,029
6.125% 8/25/36	3,650	4,290
8.125% 7/15/39	8,000	12,285
8.5% 5/22/19	1,688	2,138
Comerica, Inc.:
3% 9/16/15	1,268	1,298
3.8% 7/22/26	3,650	3,680
Commonwealth Bank of Australia:
1.25% 9/18/15	4,750	4,796
1.9% 9/18/17	4,750	4,814
Corporacion Andina de Fomento:
1.5% 8/8/17	2,825	2,843
3.75% 1/15/16	5,425	5,630
4.375% 6/15/22	14,100	15,107
Credit Suisse AG 6% 2/15/18	15,651	17,674
Discover Bank:
2% 2/21/18	7,375	7,401
4.2% 8/8/23	7,000	7,371
Export-Import Bank of Korea:
4% 1/11/17	11,380	12,081
5% 4/11/22	6,170	6,974
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,713
3.625% 1/25/16	2,000	2,081
4.5% 6/1/18	824	897
8.25% 3/1/38	2,079	3,125
HSBC Holdings PLC:
4.875% 1/14/22	10,100	11,390
5.1% 4/5/21	2,800	3,208
6.5% 9/15/37	10,500	13,277
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,651
2.625% 9/24/18	7,500	7,719
3.5% 6/23/24	7,000	7,156
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Huntington Bancshares, Inc. 2.6% 8/2/18	$ 4,675	$ 4,722
Japan Bank International Cooperation 1.75% 5/29/19	15,100	15,104
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,305
2% 8/15/17	7,000	7,114
2.35% 1/28/19	23,000	23,223
3.15% 7/5/16	1,500	1,559
3.25% 9/23/22	4,000	4,025
3.375% 5/1/23	1,900	1,871
3.4% 6/24/15	10,710	10,955
3.7% 1/20/15	5,000	5,062
4.35% 8/15/21	2,000	2,171
4.5% 1/24/22	13,000	14,244
4.625% 5/10/21	1,500	1,659
5.5% 10/15/40	5,700	6,685
5.6% 7/15/41	1,500	1,806
6.3% 4/23/19	10,000	11,729
JPMorgan Chase Bank 6% 10/1/17	7,075	7,991
KeyCorp. 3.75% 8/13/15	7,000	7,209
Nordic Investment Bank 0.5% 4/14/16	8,450	8,456
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,789
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,689
6.7% 6/10/19	2,500	3,000
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,018
3.95% 11/9/22	5,300	5,452
4.5% 1/11/21	1,000	1,112
5.25% 5/24/41	3,000	3,513
Regions Bank 7.5% 5/15/18	2,000	2,360
Regions Financial Corp. 2% 5/15/18	3,650	3,634
Royal Bank of Canada 2.3% 7/20/16	5,500	5,660
Royal Bank of Scotland PLC 6.125% 1/11/21	3,700	4,380
Societe Generale SA 2.625% 10/1/18	3,750	3,838
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,742
2.5% 7/19/18	4,351	4,452
3.4% 7/11/24	5,725	5,863
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,032
2.5% 5/1/19	2,000	2,020
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Svenska Handelsbanken AB 2.5% 1/25/19	$ 11,750	$ 12,064
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,239
2.5% 7/14/16	1,200	1,240
U.S. Bancorp:
3.15% 3/4/15	5,000	5,071
4.125% 5/24/21	3,000	3,295
Union Bank NA 2.625% 9/26/18	2,750	2,824
Wachovia Corp. 5.75% 6/15/17	2,905	3,255
Wells Fargo & Co.:
1.5% 7/1/15	3,000	3,029
2.1% 5/8/17	2,725	2,790
3.45% 2/13/23	3,675	3,701
4.1% 6/3/26	3,225	3,306
4.48% 1/16/24	3,816	4,092
5.375% 11/2/43	1,850	2,107
5.606% 1/15/44	11,380	13,415
5.625% 12/11/17	5,972	6,752
Westpac Banking Corp.:
1.125% 9/25/15	2,000	2,014
2% 8/14/17	5,000	5,102
4.875% 11/19/19	3,700	4,178
Zions Bancorp. 4.5% 6/13/23	2,850	2,984
		722,491
Capital Markets - 1.4%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,220
BlackRock, Inc.:
1.375% 6/1/15	3,000	3,025
3.5% 3/18/24	2,900	2,971
4.25% 5/24/21	6,500	7,164
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,909
Franklin Resources, Inc. 1.375% 9/15/17	1,900	1,899
Goldman Sachs Group, Inc.:
2.375% 1/22/18	9,950	10,110
2.625% 1/31/19	12,850	13,006
2.9% 7/19/18	2,800	2,879
3.3% 5/3/15	2,225	2,267
3.625% 2/7/16	5,000	5,191
3.625% 1/22/23	9,000	9,131
3.85% 7/8/24	3,800	3,872
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.25% 7/27/21	$ 4,500	$ 5,072
5.625% 1/15/17	7,000	7,660
5.75% 1/24/22	4,300	4,991
5.95% 1/18/18	3,000	3,385
6% 6/15/20	1,650	1,920
6.15% 4/1/18	7,451	8,490
6.75% 10/1/37	14,860	18,345
JPMorgan Chase & Co. 1.875% 3/20/15	4,000	4,032
Lazard Group LLC:
4.25% 11/14/20	2,650	2,793
6.85% 6/15/17	3,804	4,313
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,567
6.875% 4/25/18	6,991	8,152
7.75% 5/14/38	4,175	5,853
Morgan Stanley:
2.125% 4/25/18	8,000	8,048
2.375% 7/23/19	7,550	7,534
2.5% 1/24/19	6,000	6,069
3.75% 2/25/23	6,775	6,954
3.875% 4/29/24	9,000	9,220
4.2% 11/20/14	7,250	7,308
5.45% 1/9/17	236	258
5.5% 7/28/21	3,400	3,906
5.625% 9/23/19	2,000	2,285
5.75% 1/25/21	5,000	5,806
5.95% 12/28/17	5,745	6,498
6% 4/28/15	5,666	5,866
6.375% 7/24/42	2,900	3,778
6.625% 4/1/18	5,055	5,853
7.25% 4/1/32	1,000	1,364
7.3% 5/13/19	3,000	3,630
State Street Corp. 2.875% 3/7/16	3,340	3,457
The Bank of New York Mellon Corp.:
1.7% 11/24/14	9,828	9,847
2.3% 7/28/16	1,000	1,032
5.45% 5/15/19	2,000	2,294
UBS AG Stamford Branch:
3.875% 1/15/15	1,163	1,178
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch: - continued
5.75% 4/25/18	$ 830	$ 944
5.875% 12/20/17	2,034	2,309
		249,655
Consumer Finance - 1.5%
American Express Co.:
4.05% 12/3/42	11,475	11,300
7% 3/19/18	5,750	6,771
American Express Credit Corp.:
2.375% 3/24/17	3,825	3,941
2.75% 9/15/15	5,000	5,120
American Honda Finance Corp. 2.125% 10/10/18	6,550	6,646
Capital One Financial Corp. 4.75% 7/15/21	4,000	4,426
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,618
2.1% 6/9/19	1,600	1,606
2.75% 6/24/15	1,500	1,529
2.85% 6/1/22	4,000	4,011
Discover Financial Services:
5.2% 4/27/22	1,000	1,111
6.45% 6/12/17	2,263	2,549
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,427
2.5% 1/15/16	3,750	3,832
2.75% 5/15/15	11,400	11,572
2.875% 10/1/18	1,575	1,622
3% 6/12/17	3,000	3,111
4.25% 2/3/17	7,600	8,109
4.25% 9/20/22	1,800	1,923
4.375% 8/6/23	4,000	4,275
5.875% 8/2/21	11,375	13,369
General Electric Capital Corp.:
1.6% 11/20/17	1,550	1,559
2.25% 11/9/15	6,228	6,352
2.95% 5/9/16	11,691	12,153
3.5% 6/29/15	12,081	12,389
4.65% 10/17/21	7,000	7,843
5.625% 9/15/17	7,044	7,914
5.625% 5/1/18	15,000	17,072
5.875% 1/14/38	15,625	19,425
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
6.375% 11/15/67 (g)	$ 9,000	$ 9,980
6.875% 1/10/39	4,000	5,544
HSBC Finance Corp. 5.5% 1/19/16	11,200	11,892
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,545
1.3% 3/12/18	3,675	3,644
1.95% 12/13/18	4,825	4,842
2.25% 4/17/19	10,250	10,402
2.8% 1/27/23	5,000	4,966
Synchrony Financial 3% 8/15/19	5,675	5,756
Toyota Motor Credit Corp.:
0.875% 7/17/15	4,750	4,774
1% 2/17/15	1,600	1,605
2.05% 1/12/17	9,000	9,225
2.1% 1/17/19	6,000	6,049
2.125% 7/18/19	10,400	10,430
2.75% 5/17/21	2,600	2,631
		280,860
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,587
4.5% 2/11/43	2,000	2,109
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,843
2.5% 11/6/22	3,000	2,893
3.125% 10/1/15	2,500	2,571
3.245% 5/6/22	7,750	7,909
3.875% 3/10/15	2,000	2,037
4.5% 10/1/20	2,000	2,207
4.75% 3/10/19	1,000	1,115
CME Group, Inc. 5.3% 9/15/43	2,800	3,288
Deutsche Bank AG London Branch 3.45% 3/30/15	2,000	2,034
FMS Wertmanagement AoeR 1.125% 9/5/17	2,800	2,803
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,827
6.375% 5/15/38	7,218	9,531
ING U.S., Inc. 5.7% 7/15/43	3,750	4,459
IntercontinentalExchange Group, Inc.:
2.5% 10/15/18	4,675	4,777
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
IntercontinentalExchange Group, Inc.: - continued
4% 10/15/23	$ 3,750	$ 3,991
International Finance Corp.:
2.25% 4/11/16	5,700	5,861
2.75% 4/20/15	6,625	6,730
National Rural Utilities Cooperative Finance Corp. 3.875% 9/16/15	4,000	4,138
Ontario Province 2% 1/30/19	5,000	5,043
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,838
TECO Finance, Inc. 4% 3/15/16	2,875	3,014
		100,605
Insurance - 0.8%
ACE INA Holdings, Inc. 5.9% 6/15/19	3,000	3,495
American International Group, Inc.:
3.375% 8/15/20	5,775	6,021
4.5% 7/16/44	4,875	5,028
4.875% 6/1/22	9,000	10,103
5.05% 10/1/15	3,000	3,144
5.85% 1/16/18	2,000	2,269
6.4% 12/15/20	2,900	3,495
8.25% 8/15/18	4,000	4,932
Aon Corp. 3.125% 5/27/16	8,000	8,290
Aon PLC:
3.5% 6/14/24	2,000	2,004
4% 11/27/23	3,000	3,169
4.6% 6/14/44	1,600	1,656
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	560
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,214
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,428
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,088
2.55% 10/15/18	5,800	5,927
3.5% 6/3/24	1,900	1,927
4.05% 10/15/23	6,775	7,220
MetLife, Inc.:
4.125% 8/13/42	3,900	3,830
5% 6/15/15	1,153	1,195
5.875% 2/6/41	2,400	3,033
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
7.717% 2/15/19	$ 9,000	$ 11,126
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,979
5.1% 8/15/43	4,000	4,419
5.4% 6/13/35	447	514
5.5% 3/15/16	421	450
5.625% 5/12/41	2,000	2,364
5.7% 12/14/36	380	455
6.2% 1/15/15	1,340	1,368
6.2% 11/15/40	2,400	3,036
7.375% 6/15/19	3,000	3,689
8.875% 6/15/38 (g)	2,944	3,573
The Chubb Corp.:
5.75% 5/15/18	4,175	4,757
6.5% 5/15/38	3,510	4,835
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	10,929
		150,522
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,798
3.9% 6/15/23	5,650	5,678
American Tower Corp. 3.4% 2/15/19	7,475	7,743
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,858
4.125% 5/15/21	2,100	2,255
DDR Corp. 3.375% 5/15/23	2,825	2,748
Developers Diversified Realty Corp. 4.625% 7/15/22	1,900	2,037
Duke Realty LP:
3.625% 4/15/23	2,750	2,740
5.95% 2/15/17	630	695
6.5% 1/15/18	1,000	1,137
Federal Realty Investment Trust 3% 8/1/22	4,750	4,739
HCP, Inc. 3.875% 8/15/24	7,575	7,643
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,502
3.75% 3/15/23	8,660	8,714
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,307
6.65% 1/15/18	612	679
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kimco Realty Corp. 6.875% 10/1/19	$ 1,000	$ 1,198
Simon Property Group LP:
2.8% 1/30/17	4,700	4,886
4.125% 12/1/21	3,200	3,480
4.2% 2/1/15	1,820	1,830
5.65% 2/1/20	4,300	5,012
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,771
		76,450
Real Estate Management & Development - 0.3%
BioMed Realty LP 4.25% 7/15/22	3,000	3,120
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,852
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,045
ERP Operating LP:
2.375% 7/1/19	5,750	5,781
3% 4/15/23	1,875	1,843
4.625% 12/15/21	5,700	6,324
Liberty Property LP:
3.375% 6/15/23	2,775	2,726
4.4% 2/15/24	7,425	7,856
4.75% 10/1/20	1,000	1,083
5.125% 3/2/15	840	858
5.5% 12/15/16	1,000	1,089
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,865
3.15% 5/15/23	4,700	4,269
4.5% 4/18/22	4,210	4,276
Regency Centers LP:
5.25% 8/1/15	2,113	2,199
5.875% 6/15/17	1,046	1,164
Tanger Properties LP:
6.125% 6/1/20	4,408	5,136
6.15% 11/15/15	24	26
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,783
		62,295
TOTAL FINANCIALS		1,642,878
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 1.7%
Biotechnology - 0.2%
Amgen, Inc.:
1.875% 11/15/14	$ 3,100	$ 3,109
2.2% 5/22/19	11,425	11,413
2.5% 11/15/16	2,000	2,065
3.875% 11/15/21	9,600	10,227
5.15% 11/15/41	11,150	12,349
5.85% 6/1/17	2,928	3,275
		42,438
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.:
1.85% 6/15/18	8,000	8,022
4.5% 8/15/19	3,000	3,316
		11,338
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,964
4.125% 6/1/21	7,000	7,623
4.125% 11/15/42	4,411	4,291
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,751
4.35% 11/1/42	2,000	1,987
Cigna Corp. 4% 2/15/22	4,600	4,893
Coventry Health Care, Inc. 5.95% 3/15/17	1,731	1,926
Express Scripts Holding Co.:
2.1% 2/12/15	5,093	5,128
2.25% 6/15/19	3,800	3,781
3.9% 2/15/22	10,400	10,990
6.125% 11/15/41	3,000	3,781
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,437
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,022
McKesson Corp.:
0.95% 12/4/15	2,850	2,858
1.4% 3/15/18	4,725	4,664
3.796% 3/15/24	5,000	5,147
4.883% 3/15/44	5,000	5,392
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,044
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,809
4.375% 3/15/42	11,800	12,070
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
1.25% 9/10/15	$ 1,575	$ 1,585
1.875% 1/15/18	2,000	2,009
3.3% 1/15/23	2,000	2,005
4.625% 5/15/42	2,600	2,646
4.65% 1/15/43	2,000	2,063
5% 12/15/14	7,200	7,294
5.8% 8/15/40	4,000	4,836
		112,996
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,879
4.15% 2/1/24	4,379	4,626
5.3% 2/1/44	5,820	6,635
		14,140
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.2% 11/6/15	5,700	5,731
1.75% 11/6/17	5,700	5,729
2.9% 11/6/22	5,700	5,605
4.4% 11/6/42	4,775	4,796
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,099
6.45% 9/15/37	3,250	4,310
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,417
Johnson & Johnson:
4.5% 12/5/43	6,625	7,330
4.85% 5/15/41	4,260	4,957
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,958
2.25% 1/15/16	1,000	1,025
2.4% 9/15/22	2,000	1,945
3.6% 9/15/42	2,000	1,864
3.875% 1/15/21	1,000	1,088
4% 6/30/15	3,000	3,092
5% 6/30/19	5,970	6,774
5.85% 6/30/39	1,000	1,274
Mylan, Inc. 1.35% 11/29/16	5,295	5,301
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis Capital Corp.:
2.4% 9/21/22	$ 3,750	$ 3,652
3.7% 9/21/42	2,825	2,700
Perrigo Co. PLC:
2.3% 11/8/18 (d)	4,609	4,601
4% 11/15/23 (d)	5,000	5,139
Pfizer, Inc.:
6.2% 3/15/19	4,000	4,717
7.2% 3/15/39	5,400	7,789
Sanofi SA 1.25% 4/10/18	7,550	7,470
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,138
3.25% 10/1/22	3,000	2,979
Zoetis, Inc.:
1.875% 2/1/18	1,000	1,000
3.25% 2/1/23	5,000	5,002
4.7% 2/1/43	5,000	5,205
		128,687
TOTAL HEALTH CARE		309,599
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.3%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,623
General Dynamics Corp. 2.25% 7/15/16	2,400	2,472
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,711
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,075
4.85% 9/15/41	2,700	2,995
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,883
4.75% 6/1/43	4,000	4,287
Raytheon Co.:
3.125% 10/15/20	2,000	2,071
4.875% 10/15/40	1,000	1,121
The Boeing Co.:
6% 3/15/19	1,000	1,169
6.875% 3/15/39	3,300	4,797
United Technologies Corp.:
3.1% 6/1/22	2,875	2,934
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
United Technologies Corp.: - continued
4.5% 4/15/20	$ 4,000	$ 4,445
4.5% 6/1/42	10,205	10,998
5.7% 4/15/40	2,000	2,496
6.125% 2/1/19	4,000	4,701
		60,778
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. 6.2% 1/15/38	2,500	3,318
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	3,540	3,819
Continental Airlines, Inc.:
4% 4/29/26	4,567	4,669
6.648% 3/15/19	1,247	1,328
6.9% 7/2/19	479	513
		10,329
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,590
Waste Management, Inc. 2.9% 9/15/22	6,675	6,631
		11,221
Industrial Conglomerates - 0.3%
3M Co. 2% 6/26/22	4,000	3,869
Covidien International Finance SA:
2.95% 6/15/23	3,000	2,953
3.2% 6/15/22	2,150	2,188
6% 10/15/17	2,902	3,291
6.55% 10/15/37	4,250	5,693
Danaher Corp. 3.9% 6/23/21	2,900	3,158
General Electric Co.:
3.375% 3/11/24	5,500	5,646
4.5% 3/11/44	5,500	5,992
5.25% 12/6/17	18,540	20,782
Roper Industries, Inc. 2.05% 10/1/18	5,675	5,668
		59,240
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,902
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Caterpillar, Inc.: - continued
5.3% 9/15/35	$ 7,000	$ 8,317
Deere & Co. 5.375% 10/16/29	1,000	1,201
		15,420
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,609
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,764
3.05% 3/15/22	10,000	10,096
4.375% 9/1/42	4,500	4,538
4.9% 4/1/44	4,000	4,360
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,101
CSX Corp.:
3.4% 8/1/24	4,625	4,708
4.1% 3/15/44	6,775	6,625
7.375% 2/1/19	10,000	12,152
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,538
3.25% 12/1/21	5,000	5,167
3.95% 10/1/42	1,900	1,837
5.75% 1/15/16	10,000	10,669
Union Pacific Corp. 4.75% 9/15/41	2,800	3,116
		84,280
TOTAL INDUSTRIALS		244,586
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,016
4.45% 1/15/20	2,000	2,222
4.95% 2/15/19	3,479	3,916
5.9% 2/15/39	12,416	15,519
		24,673
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	5,027
2.375% 12/17/18	3,000	3,027
3.45% 8/1/24	3,650	3,717
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6.55% 10/1/17	$ 2,338	$ 2,678
7.125% 10/1/37	2,475	3,357
		17,806
Internet Software & Services - 0.0%
Google, Inc. 3.625% 5/19/21	3,780	4,060
IT Services - 0.3%
IBM Corp.:
1.25% 2/6/17	11,250	11,329
1.95% 7/22/16	1,500	1,536
3.625% 2/12/24	5,000	5,187
7.625% 10/15/18	13,000	15,953
Xerox Corp.:
2.75% 3/15/19	5,000	5,084
4.25% 2/15/15	1,000	1,017
4.5% 5/15/21	4,000	4,340
5.625% 12/15/19	1,000	1,144
		45,590
Software - 0.3%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,060
3.625% 12/15/23	22,325	23,652
4.2% 6/1/19	2,000	2,212
5.3% 2/8/41	1,500	1,783
Oracle Corp.:
2.25% 10/8/19	4,725	4,745
3.4% 7/8/24	4,725	4,813
5.375% 7/15/40	12,500	14,755
5.75% 4/15/18	7,400	8,468
		62,488
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
2.1% 5/6/19	6,475	6,514
3.85% 5/4/43	13,000	12,450
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	2,020
3.3% 12/9/16	5,250	5,501
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Hewlett-Packard Co.: - continued
4.3% 6/1/21	$ 2,780	$ 2,993
6% 9/15/41	1,500	1,779
		31,257
TOTAL INFORMATION TECHNOLOGY		185,874
MATERIALS - 1.4%
Chemicals - 0.6%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,106
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,043
3.625% 1/15/21	5,000	5,346
4.15% 2/15/43	4,000	4,005
4.625% 1/15/20	3,000	3,348
Ecolab, Inc.:
1% 8/9/15	4,750	4,771
1.45% 12/8/17	6,650	6,643
5.5% 12/8/41	3,000	3,523
Lubrizol Corp. 8.875% 2/1/19	919	1,172
LYB International Finance BV:
4% 7/15/23	5,625	5,951
4.875% 3/15/44	3,000	3,233
LyondellBasell Industries NV 5% 4/15/19	3,000	3,355
Monsanto Co.:
2.125% 7/15/19	7,458	7,465
2.75% 7/15/21	6,357	6,387
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	4,002
3.75% 9/30/15	2,000	2,068
4.875% 3/30/20	1,500	1,696
5.625% 12/1/40	1,800	2,202
Praxair, Inc.:
2.2% 8/15/22	2,000	1,908
2.45% 2/15/22	4,650	4,562
3.25% 9/15/15	3,200	3,296
3.55% 11/7/42	2,000	1,866
The Dow Chemical Co.:
3% 11/15/22	4,900	4,834
4.125% 11/15/21	7,700	8,248
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
The Dow Chemical Co.: - continued
8.55% 5/15/19	$ 2,358	$ 3,004
9.4% 5/15/39	3,000	4,982
The Mosaic Co. 5.625% 11/15/43	3,750	4,334
		107,350
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	1,993
Containers & Packaging - 0.0%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,566
Metals & Mining - 0.7%
Barrick Gold Corp.:
3.85% 4/1/22	8,000	8,119
5.25% 4/1/42	4,500	4,525
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	8,175
2.875% 2/24/22	9,300	9,357
5% 9/30/43	3,000	3,433
6.5% 4/1/19	2,500	2,994
Freeport-McMoRan Copper & Gold, Inc.:
2.375% 3/15/18	10,425	10,567
3.1% 3/15/20	3,800	3,852
3.55% 3/1/22	5,125	5,153
3.875% 3/15/23	2,000	2,030
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,109
6.25% 10/1/39	1,600	1,723
Nucor Corp.:
4% 8/1/23	3,000	3,140
5.2% 8/1/43	3,000	3,283
Rio Tinto Finance (U.S.A.) Ltd.:
2.25% 9/20/16	1,200	1,233
3.75% 9/20/21	3,200	3,407
5.2% 11/2/40	1,000	1,128
6.5% 7/15/18	1,398	1,642
7.125% 7/15/28	2,000	2,654
Rio Tinto Finance (U.S.A.) PLC:
2.25% 12/14/18	3,000	3,054
2.875% 8/21/22	6,000	5,949
4.125% 8/21/42	4,000	3,937
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Southern Copper Corp. 5.25% 11/8/42	$ 3,775	$ 3,665
Teck Resources Ltd.:
4.75% 1/15/22	3,850	4,080
5.2% 3/1/42	5,200	5,102
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	11,900
5.625% 9/15/19	6,210	7,013
6.25% 1/23/17	9,395	10,459
		132,683
Paper & Forest Products - 0.1%
International Paper Co.:
3.65% 6/15/24	4,725	4,724
4.75% 2/15/22	11,500	12,713
		17,437
TOTAL MATERIALS		263,029
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
2.4% 8/15/16	12,800	13,176
4.35% 6/15/45	24,760	24,136
5.55% 8/15/41	7,300	8,362
5.8% 2/15/19	4,000	4,643
6.3% 1/15/38	838	1,047
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	179
British Telecommunications PLC:
2% 6/22/15	7,000	7,079
9.625% 12/15/30	4,515	7,293
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	4,232
Orange SA:
2.125% 9/16/15	1,000	1,013
5.375% 7/8/19	4,000	4,546
SBC Communications, Inc. 5.1% 9/15/14	2,149	2,152
Telefonica Emisiones S.A.U.:
3.992% 2/16/16	3,850	4,019
4.949% 1/15/15	3,000	3,045
5.462% 2/16/21	2,700	3,066
5.877% 7/15/19	2,000	2,306
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones S.A.U.: - continued
6.421% 6/20/16	$ 1,151	$ 1,259
7.045% 6/20/36	2,600	3,416
Verizon Communications, Inc.:
1.25% 11/3/14	8,400	8,412
2% 11/1/16	9,600	9,787
4.5% 9/15/20	23,600	25,931
4.75% 11/1/41	1,000	1,028
5.012% 8/21/54 (d)	12,557	13,116
5.15% 9/15/23	23,600	26,723
6.25% 4/1/37	3,121	3,859
6.35% 4/1/19	6,000	7,054
6.55% 9/15/43	12,516	16,135
6.9% 4/15/38	6,025	7,969
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,788
		218,771
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,235
6.125% 11/15/37	8,365	10,154
Rogers Communications, Inc.:
4.1% 10/1/23	4,825	5,059
5.45% 10/1/43	5,775	6,515
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,966
1.5% 2/19/18	7,700	7,630
2.5% 9/26/22	3,000	2,835
2.95% 2/19/23	6,900	6,682
5.45% 6/10/19	6,000	6,831
		54,907
TOTAL TELECOMMUNICATION SERVICES		273,678
UTILITIES - 1.8%
Electric Utilities - 1.3%
Alabama Power Co.:
4.15% 8/15/44	4,650	4,737
5.2% 6/1/41	3,850	4,593
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
AmerenUE:
3.9% 9/15/42	$ 3,700	$ 3,631
6.4% 6/15/17	2,959	3,338
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	4,015
2.95% 12/15/22	4,000	3,950
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	2,935
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,379
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,783
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,519
Commonwealth Edison Co.:
3.4% 9/1/21	1,000	1,053
5.8% 3/15/18	9,945	11,317
Dayton Power & Light Co. 1.875% 9/15/16	3,750	3,814
Detroit Edison Co. 2.65% 6/15/22	8,000	7,954
Duke Energy Carolinas LLC:
4% 9/30/42	3,750	3,753
5.25% 1/15/18	4,355	4,861
6% 1/15/38	3,450	4,477
Duke Energy Corp.:
2.1% 6/15/18	4,650	4,690
3.75% 4/15/24	6,000	6,244
3.95% 9/15/14	4,500	4,505
3.95% 10/15/23	2,443	2,594
Duke Energy Progress, Inc. 4.375% 3/30/44	2,000	2,121
Edison International 3.75% 9/15/17	3,000	3,191
FirstEnergy Solutions Corp. 6.8% 8/15/39	3,500	3,896
Florida Power & Light Co. 3.25% 6/1/24	4,725	4,835
Hydro-Quebec:
1.375% 6/19/17	1,000	1,008
2% 6/30/16	7,310	7,482
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,805
Mississippi Power Co. 4.25% 3/15/42	1,840	1,856
Nevada Power Co. 6.5% 8/1/18	1,555	1,828
Northern States Power Co.:
3.4% 8/15/42	2,000	1,827
4.125% 5/15/44	4,500	4,692
5.25% 3/1/18	10,500	11,753
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,878
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.: - continued
3.75% 8/15/42	$ 5,900	$ 5,482
5.4% 1/15/40	4,000	4,699
PacifiCorp:
3.6% 4/1/24	4,000	4,167
6% 1/15/39	6,193	8,095
Pennsylvania Electric Co. 6.05% 9/1/17	757	852
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,163
PPL Capital Funding, Inc.:
3.4% 6/1/23	2,675	2,701
4.2% 6/15/22	2,000	2,153
4.7% 6/1/43	1,800	1,887
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,909
6% 12/1/39	3,200	4,078
Public Service Electric & Gas Co.:
2.7% 5/1/15	2,000	2,030
3.65% 9/1/42	2,825	2,691
4% 6/1/44	5,000	5,020
Tampa Electric Co.:
6.15% 5/15/37	6,260	8,127
6.55% 5/15/36	5,500	7,506
Virginia Electric & Power Co.:
3.45% 2/15/24	2,750	2,837
4.45% 2/15/44	2,750	2,955
5% 6/30/19	5,000	5,651
6% 5/15/37	2,000	2,578
Wisconsin Electric Power Co.:
4.25% 6/1/44	4,700	4,992
6.25% 12/1/15	2,983	3,186
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,132
		232,205
Gas Utilities - 0.0%
Southern California Gas Co. 3.75% 9/15/42	2,000	1,957
Southern Natural Gas Co. 5.9% 4/1/17 (d)	438	486
		2,443
Multi-Utilities - 0.5%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,859
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,310
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
CMS Energy Corp. 4.875% 3/1/44	$ 5,000	$ 5,412
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,224
4.45% 3/15/44	8,000	8,390
5.5% 12/1/39	2,500	3,009
Consumers Energy Co. 2.85% 5/15/22	6,650	6,713
Delmarva Power & Light 4% 6/1/42	4,000	4,005
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,015
2.5341% 9/30/66 (g)	1,000	924
4.9% 8/1/41	2,000	2,183
7.5% 6/30/66 (g)	1,000	1,082
MidAmerican Energy Holdings, Co.:
5.15% 11/15/43	1,650	1,923
5.75% 4/1/18	3,750	4,267
6.5% 9/15/37	7,605	10,042
National Grid PLC 6.3% 8/1/16	1,463	1,609
NiSource Finance Corp.:
4.8% 2/15/44	5,500	5,626
5.25% 9/15/17	835	926
5.45% 9/15/20	5,111	5,818
6.25% 12/15/40	2,453	3,030
6.4% 3/15/18	1,532	1,765
PG&E Corp. 2.4% 3/1/19	2,406	2,429
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,086
Sempra Energy:
2.875% 10/1/22	3,000	2,981
4.05% 12/1/23	5,000	5,340
6% 10/15/39	1,000	1,269
6.5% 6/1/16	3,000	3,288
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	4,228	4,392
		95,917
TOTAL UTILITIES		330,565
TOTAL NONCONVERTIBLE BONDS (Cost $4,145,788)		4,450,437
U.S. Government and Government Agency Obligations - 41.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.1%
Fannie Mae:
0.5% 3/30/16	$ 28,500	$ 28,538
0.875% 10/26/17	32,907	32,636
1.75% 9/12/19	10,000	9,963
1.875% 9/18/18	15,050	15,259
5% 3/15/16	28,200	30,165
Federal Farm Credit Bank 3% 9/22/14	50,000	50,081
Federal Home Loan Bank:
0.625% 12/28/16	28,350	28,298
0.875% 5/24/17	15,825	15,794
1% 6/21/17	35,300	35,315
5% 11/17/17	33,300	37,292
5.5% 7/15/36	1,500	1,981
Freddie Mac:
0.5% 5/13/16	30,000	30,031
0.875% 10/14/16	24,375	24,476
1% 6/29/17	2,660	2,662
1% 9/29/17	32,075	31,980
1.375% 5/1/20	14,000	13,594
1.75% 9/10/15	20,385	20,717
2.375% 1/13/22	13,000	13,069
3.75% 3/27/19	2,300	2,511
4.875% 6/13/18	66,960	75,592
6.25% 7/15/32	7,700	10,906
6.75% 3/15/31	26,000	38,167
Tennessee Valley Authority:
5.25% 9/15/39	20,000	24,953
5.375% 4/1/56	5,395	6,772
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		580,752
U.S. Treasury Obligations - 38.1%
U.S. Treasury Bonds:
3.125% 2/15/43	29,730	30,041
3.375% 5/15/44	29,150	30,863
3.5% 2/15/39	12,115	13,194
3.625% 8/15/43	26,640	29,508
3.625% 2/15/44	67,570	74,865
3.75% 11/15/43	44,780	50,720
3.875% 8/15/40	30,080	34,855
4.25% 5/15/39	26,000	31,813
4.25% 11/15/40	811	997
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
4.375% 2/15/38	$ 8,200	$ 10,178
4.375% 11/15/39	100	125
4.375% 5/15/40	8,000	10,008
4.375% 5/15/41	57,765	72,504
4.5% 2/15/36	23,270	29,360
4.5% 5/15/38	15,000	18,966
4.5% 8/15/39	39,000	49,506
4.625% 2/15/40	21,500	27,849
4.75% 2/15/37	9,420	12,302
4.75% 2/15/41	54,830	72,675
5% 5/15/37	11,000	14,840
5.375% 2/15/31	53,470	72,134
6.25% 5/15/30	86,360	125,681
8.75% 5/15/17	8,000	9,693
8.875% 8/15/17	5,000	6,153
8.875% 2/15/19	6,960	9,188
9% 11/15/18	4,000	5,249
9.125% 5/15/18	3,000	3,861
U.S. Treasury Notes:
0.125% 4/30/15	32,560	32,570
0.25% 5/15/15	50,890	50,952
0.25% 7/15/15	20,040	20,067
0.25% 8/15/15	41,845	41,901
0.25% 12/15/15	3	3
0.25% 2/29/16	28,880	28,859
0.25% 4/15/16	144,180	143,927
0.25% 5/15/16	70,330	70,160
0.375% 6/15/15	56,410	56,538
0.375% 6/30/15	61,100	61,246
0.375% 2/15/16	24,420	24,449
0.375% 3/15/16	7,580	7,586
0.5% 6/15/16	41,060	41,113
0.5% 8/31/16	39,100	39,103
0.625% 7/15/16	147,580	148,018
0.625% 8/15/16	37,000	37,090
0.625% 11/15/16	34,620	34,623
0.625% 12/15/16	122,260	122,174
0.625% 2/15/17	205,420	204,922
0.625% 5/31/17	31,820	31,611
0.625% 9/30/17	27,465	27,135
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.75% 1/15/17	$ 23,270	$ 23,299
0.75% 3/15/17	66,400	66,395
0.75% 10/31/17	32,870	32,552
0.875% 9/15/16	15,010	15,110
0.875% 11/30/16	71,530	71,904
0.875% 12/31/16	12,063	12,116
0.875% 1/31/17	54,880	55,099
0.875% 2/28/17	109,294	109,636
0.875% 4/15/17	146,720	147,029
0.875% 5/15/17	49,260	49,306
0.875% 6/15/17	112,340	112,340
0.875% 7/15/17	100,740	100,622
0.875% 8/15/17	82,420	82,278
0.875% 1/31/18	9,310	9,218
0.875% 7/31/19	82,900	79,914
1% 8/31/16	100,010	100,971
1% 9/30/16	46,030	46,436
1% 10/31/16	86,750	87,475
1% 3/31/17	45,115	45,351
1% 5/31/18	4,670	4,618
1% 11/30/19	18,250	17,594
1.125% 4/30/20	242,130	233,201
1.25% 8/31/15	76,590	77,452
1.25% 10/31/15	39,660	40,153
1.25% 10/31/18	45,190	44,837
1.25% 11/30/18	47,480	47,053
1.25% 1/31/19	14,670	14,500
1.25% 4/30/19	1,150	1,133
1.375% 6/30/18	31,800	31,847
1.375% 7/31/18	1,175	1,176
1.375% 9/30/18	126,860	126,662
1.375% 2/28/19	98,500	97,792
1.375% 1/31/20	20,920	20,521
1.5% 6/30/16	86,270	87,904
1.5% 7/31/16	31,340	31,941
1.5% 8/31/18	252,040	253,123
1.5% 12/31/18	4,060	4,061
1.5% 1/31/19	37,180	37,151
1.5% 2/28/19	32,250	32,202
1.5% 3/31/19	12,800	12,767
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.625% 4/30/19	$ 4,980	$ 4,990
1.625% 7/31/19 (c)	43,010	43,013
1.625% 8/31/19	56,910	56,901
1.75% 7/31/15	53,000	53,789
1.75% 5/31/16	13,840	14,158
1.75% 10/31/18	10	10
1.75% 10/31/20	9,960	9,863
1.875% 6/30/15	60,900	61,799
1.875% 9/30/17	11,325	11,615
1.875% 10/31/17	40,860	41,885
1.875% 6/30/20	24,290	24,353
2% 4/30/16	49,100	50,412
2% 11/30/20	31,910	32,040
2% 2/28/21	26,380	26,421
2% 5/31/21	40,290	40,240
2% 8/31/21	62,970	62,783
2% 2/15/23	50,680	49,809
2.125% 5/31/15	86,030	87,327
2.125% 12/31/15	18,710	19,176
2.125% 2/29/16	145,700	149,638
2.125% 8/31/20	49,753	50,457
2.125% 1/31/21	3,060	3,090
2.125% 6/30/21	7,260	7,305
2.125% 8/15/21	90,750	91,268
2.25% 3/31/16	54,000	55,620
2.25% 11/30/17	11,000	11,401
2.25% 4/30/21	42,310	42,971
2.25% 7/31/21	31,690	32,133
2.375% 8/15/24	33,570	33,664
2.5% 3/31/15	52,000	52,727
2.5% 4/30/15	50,580	51,388
2.5% 8/15/23	97,170	99,022
2.5% 5/15/24	113,100	114,726
2.625% 2/29/16	13,600	14,068
2.625% 4/30/18	10,200	10,698
2.625% 8/15/20	141,000	147,048
2.625% 11/15/20	94,180	98,087
2.75% 11/30/16	25,000	26,180
2.75% 12/31/17	3,000	3,157
2.75% 11/15/23	102,790	106,733
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.75% 2/15/24	$ 135,610	$ 140,674
3% 8/31/16	12,402	13,008
3% 9/30/16	22,000	23,107
3.125% 10/31/16	23,900	25,192
3.125% 5/15/21	50,876	54,545
3.25% 5/31/16	14,200	14,894
3.25% 12/31/16	25,000	26,484
3.375% 11/15/19	27,740	30,083
3.5% 2/15/18	4,000	4,312
3.5% 5/15/20	81,800	89,418
3.625% 2/15/20	59,600	65,467
3.625% 2/15/21	39,800	43,892
3.875% 5/15/18	8,000	8,754
4% 8/15/18	22,000	24,257
4.125% 5/15/15	19,300	19,846
4.25% 11/15/17	16,000	17,590
4.5% 5/15/17	13,000	14,263
4.625% 11/15/16	15,000	16,308
4.625% 2/15/17	14,000	15,322
5.125% 5/15/16	13,100	14,144
TOTAL U.S. TREASURY OBLIGATIONS		7,089,439
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,445,520)		7,670,191
U.S. Government Agency - Mortgage Securities - 29.9%

Fannie Mae - 17.8%
2.201% 11/1/34 (g)	14,268	15,199
2.5% 3/1/27 to 8/1/43	174,057	175,783
2.5% 9/1/29 (f)	76,900	77,906
2.5% 9/1/29 (f)	7,000	7,092
2.5% 9/1/44 (f)	1,000	959
2.534% 11/1/34 (g)	1,120	1,195
3% 11/1/20 to 12/1/43	652,207	657,975
3% 9/1/29 (f)	8,000	8,292
3% 9/1/44 (f)	10,000	9,952
3.099% 4/1/41 (g)	8,958	9,573
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 10/1/18 to 7/1/44	$ 519,718	$ 538,491
3.5% 9/1/29 (f)	8,000	8,450
3.5% 9/1/29 (f)	5,000	5,281
3.5% 9/1/44 (f)	31,000	31,909
3.5% 9/1/44 (f)	14,000	14,411
3.5% 9/1/44 (f)	23,000	23,675
4% 2/1/24 to 1/1/44	469,710	499,174
4% 9/1/29 (f)	3,000	3,175
4% 9/1/44 (f)	107,000	113,358
4% 9/1/44 (f)	30,000	31,783
4% 9/1/44 (f)	32,600	34,537
4% 9/1/44 (f)	32,800	34,749
4% 9/1/44 (f)	30,800	32,630
4% 10/1/44 (f)	10,000	10,559
4% 10/1/44 (f)	20,800	21,963
4% 10/1/44 (f)	30,800	32,522
4% 10/1/44 (f)	32,600	34,423
4% 10/1/44 (f)	32,800	34,634
4% 10/1/44 (f)	36,000	38,013
4.5% 1/1/19 to 8/1/44	295,535	319,256
4.5% 10/1/44 (f)	9,000	9,694
5% 6/1/20 to 10/1/43	153,691	169,360
5% 9/1/44 (f)	15,300	16,873
5% 9/1/44 (f)	4,000	4,411
5% 9/1/44 (f)	4,000	4,411
5.5% 8/1/17 to 9/1/41 (f)	118,885	132,747
5.5% 9/1/44 (f)	4,000	4,449
6% 2/1/23 to 7/1/41	95,807	108,286
6.5% 3/1/22 to 6/1/40	34,455	39,268
TOTAL FANNIE MAE		3,316,418
Freddie Mac - 4.6%
1.851% 3/1/36 (g)	7,757	8,091
2.354% 12/1/35 (g)	6,208	6,614
2.5% 5/1/23 to 3/1/28	46,454	47,173
2.596% 9/1/37 (g)	1,852	1,986
3% 3/1/27 to 10/1/43	159,706	161,584
3.5% 9/1/18 to 7/1/44	154,263	159,542
3.5% 9/1/44 (f)	5,000	5,136
4% 8/1/31 to 3/1/44	111,296	117,899
4% 9/1/44 (f)	10,000	10,572
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.5% 6/1/25 to 4/1/44	$ 154,027	$ 166,714
4.681% 3/1/35 (g)	2,743	2,941
5% 4/1/23 to 9/1/40	91,658	101,184
5.5% 5/1/23 to 1/1/41	51,776	57,668
6% 4/1/32 to 8/1/37	2,446	2,765
6.5% 8/1/36 to 12/1/37	1,089	1,233
TOTAL FREDDIE MAC		851,102
Ginnie Mae - 7.5%
2.5% 10/20/42 to 3/20/44	8,776	8,544
3% 4/15/42 to 7/20/44	230,423	233,888
3% 9/1/44 (f)	18,900	19,152
3% 9/1/44 (f)	4,100	4,155
3% 9/1/44 (f)	4,000	4,053
3.5% 10/15/40 to 2/20/44	303,993	316,497
3.5% 9/1/44 (f)	8,100	8,422
3.5% 9/1/44 (f)	13,900	14,453
3.5% 9/1/44 (f)	16,000	16,637
4% 1/15/25 to 3/15/42	231,131	246,876
4% 9/1/44 (f)	35,000	37,282
4% 9/1/44 (f)	2,000	2,132
4% 9/1/44 (f)	16,000	17,043
4.5% 9/15/33 to 5/20/44	221,554	241,388
4.5% 9/1/44 (f)	5,000	5,435
5% 4/20/38 to 6/20/44	119,237	132,464
5% 9/1/44 (f)	3,000	3,294
5.5% 10/20/32 to 3/20/44	43,709	48,864
5.5% 9/1/44 (f)	2,000	2,215
6% 5/20/34 to 12/15/40	23,408	26,435
6.5% 8/20/36 to 1/15/39	4,575	5,223
TOTAL GINNIE MAE		1,394,452
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,482,193)		5,561,972
Asset-Backed Securities - 0.2%

Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,711
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,761
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citibank Credit Card Issuance Trust:
Series 2013-A3 Class A3, 1.11% 7/23/18	$ 2,800	$ 2,814
Series 2013-A9 Class A9, 4% 9/8/25	4,675	4,960
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	3,094	3,144
Ford Credit Auto Owner Trust Series 2013-C Class A3, 0.82% 12/15/17	4,675	4,689
Ford Credit Floorplan Master Owner Trust Series 2013-5 Class A1, 1.5% 9/15/18	4,675	4,721
Hyundai Auto Receivables Trust Series 2013-C Class A3, 1.01% 2/15/18	4,675	4,694
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	1,875	1,880
Nissan Auto Receivables Owner Trust Series 2013-B Class A3, 0.84% 11/15/17	3,750	3,763
TOTAL ASSET-BACKED SECURITIES (Cost $40,456)		41,137
Commercial Mortgage Securities - 2.7%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7129% 5/10/45 (g)	355	360
Series 2006-3 Class A4, 5.889% 7/10/44	6,607	7,063
Series 2006-5 Class A2, 5.317% 9/10/47	2,015	2,022
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,584
Series 2005-3 Class A3B, 5.09% 7/10/43 (g)	3,939	4,008
Series 2006-6 Class E, 5.619% 10/10/45 (d)	733	93
Series 2007-3:
Class A3, 5.5647% 6/10/49 (g)	1,522	1,520
Class A4, 5.5647% 6/10/49 (g)	2,643	2,881
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,777	2,978
Bayview Commercial Asset Trust Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(g)(h)	3,911	162
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7071% 6/11/40 (g)	16,612	18,235
Series 2006-T22 Class A4, 5.5723% 4/12/38 (g)	153	161
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,120
Series 2007-C6 Class A4, 5.7096% 12/10/49 (g)	9,950	10,968
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	$ 824	$ 836
Class A4, 5.322% 12/11/49	4,412	4,757
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,416	1,369
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.7961% 12/10/49 (g)	2,805	3,107
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	5,680	6,063
Series 2007-C2 Class A3, 5.542% 1/15/49 (g)	2,536	2,752
Series 2007-C3 Class A4, 5.7022% 6/15/39 (g)	6,482	6,978
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	1,148	1,257
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.505% 4/15/22 (d)(g)	4,524	4,435
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (d)(g)	1,938	242
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	20,954
Series K034 Class A2, 3.531% 7/25/23	9,000	9,542
Series K013 Class A2, 3.974% 1/25/21	11,575	12,648
Series K020 Class A2, 2.373% 5/25/22	10,400	10,254
Series K036 Class A2, 3.527% 10/25/23	8,975	9,500
Series K501 Class A2, 1.655% 11/25/16	16,800	17,066
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	19,501	21,027
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	3,989
Series 2006-GG7 Class A4, 5.8189% 7/10/38 (g)	39,295	41,852
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	7,000	7,271
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	13,796	13,597
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	27,315	29,167
Series 2006-LDP8 Class A4, 5.399% 5/15/45	782	834
Series 2006-LDP9 Class A3, 5.336% 5/15/47	522	562
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-CB19 Class A4, 5.7029% 2/12/49 (g)	$ 28,547	$ 31,223
Series 2007-LD11:
Class A2, 5.79% 6/15/49 (g)	126	126
Class A4, 5.805% 6/15/49 (g)	8,435	9,172
Series 2007-LDPX Class A3, 5.42% 1/15/49	11,078	11,991
Series 2006-LDP7 Class A4, 5.8657% 4/15/45 (g)	3,650	3,891
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8927% 7/15/44 (g)	3,327	3,656
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	571	613
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,021
Series 2007-C1 Class A4, 5.424% 2/15/40	1,149	1,245
Series 2007-C2 Class A3, 5.43% 2/15/40	500	545
Series 2007-C6 Class A4, 5.858% 7/15/40 (g)	1,492	1,587
Series 2007-C7 Class A3, 5.866% 9/15/45	5,398	6,004
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4208% 1/12/44 (d)(g)	1,103	1,050
Series 2007-C1 Class A4, 5.8385% 6/12/50 (g)	4,800	5,308
Series 2008-C1 Class A4, 5.69% 2/12/51	2,639	2,923
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.276% 12/12/49 (g)	63	63
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	423	435
Series 2007-5 Class A4, 5.378% 8/12/48	6,824	7,307
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	2,000	2,172
Series 2007-7 Class A4, 5.7432% 6/12/50 (g)	4,438	4,851
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,268	391
Series 2007-8 Class A3, 5.8831% 8/12/49 (g)	1,094	1,204
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class C, 0.315% 10/15/20 (d)(g)	728	725
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (g)	132	132
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,411
Series 2006-IQ11 Class A4, 5.6554% 10/15/42 (g)	319	333
Series 2006-T23 Class A3, 5.8054% 8/12/41 (g)	558	558
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (g)	1,902	2,078
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	$ 179	$ 64
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	31,242	33,780
Series 2007-C31:
Class A4, 5.509% 4/15/47	15,483	16,625
Class A5, 5.5% 4/15/47	7,950	8,704
Series 2007-C32 Class A3, 5.7453% 6/15/49 (g)	8,092	8,824
Series 2007-C33:
Class A4, 5.9414% 2/15/51 (g)	25,365	27,510
Class A5, 5.9414% 2/15/51 (g)	839	926
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,292
Series 2005-C22:
Class B, 5.3703% 12/15/44 (g)	2,812	2,806
Class F, 5.3703% 12/15/44 (d)(g)	2,115	579
Series 2006-C23 Class A5, 5.416% 1/15/45 (g)	7,395	7,781
Series 2006-C25 Class AM, 5.7196% 5/15/43 (g)	664	709
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $452,385)		508,829
Municipal Securities - 0.8%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	15,413
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,499
California Gen. Oblig. 7.55% 4/1/39	15,000	22,752
Chicago Gen. Oblig. 6.314% 1/1/44	1,900	2,013
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	8,900	8,837
Series 2011:
4.511% 3/1/15	1,590	1,617
4.961% 3/1/16	2,830	2,988
5.877% 3/1/19	2,080	2,326
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	13,928
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,438
New Jersey Tpk. Auth. Tpk. Rev. Series A, 7.414% 1/1/40	4,700	6,975
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,971
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	$ 10,725	$ 13,157
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,455
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	5,988
Series 2010 164, 5.647% 11/1/40	5,210	6,533
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	8,171
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,273
TOTAL MUNICIPAL SECURITIES (Cost $122,722)		142,334
Foreign Government and Government Agency Obligations - 2.8%

Brazilian Federative Republic:
4.875% 1/22/21	15,540	17,078
5.625% 1/7/41	14,750	16,594
5.875% 1/15/19	1,300	1,490
6% 1/17/17	3,000	3,315
Canadian Government 2.375% 9/10/14	3,000	3,000
Chilean Republic 3.25% 9/14/21	9,000	9,369
Colombian Republic:
2.625% 3/15/23	7,575	7,192
4% 2/26/24	1,650	1,724
5.625% 2/26/44	4,000	4,640
6.125% 1/18/41	4,750	5,866
7.375% 3/18/19	3,450	4,171
Export Development Canada:
1.25% 10/26/16	4,000	4,045
1.5% 10/3/18	1,700	1,700
Israeli State 4% 6/30/22	7,000	7,438
Italian Republic:
3.125% 1/26/15	16,000	16,162
5.375% 6/12/17	2,375	2,620
6.875% 9/27/23	6,000	7,686
Jordanian Kingdom 1.945% 6/23/19	23,650	23,768
KfW:
0.5% 4/19/16	8,000	8,003
0.75% 3/17/17	8,000	7,970
1% 1/12/15	38,700	38,816
1.875% 4/1/19	16,930	17,098
2.125% 1/17/23	12,000	11,765
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
KfW: - continued
2.75% 10/1/20	$ 4,175	$ 4,343
4% 1/27/20	3,000	3,324
4.875% 6/17/19	25,000	28,630
Korean Republic 7.125% 4/16/19	6,650	8,150
Manitoba Province:
1.3% 4/3/17	3,420	3,448
2.1% 9/6/22	1,900	1,835
New Brunswick Province 2.75% 6/15/18	4,350	4,545
Ontario Province:
1% 7/22/16	17,000	17,110
4% 10/7/19	15,000	16,451
Panamanian Republic:
4.3% 4/29/53	5,675	5,178
5.2% 1/30/20	1,800	2,007
Peruvian Republic:
5.625% 11/18/50	3,300	3,894
6.55% 3/14/37	3,075	3,982
7.125% 3/30/19	1,900	2,304
Philippine Republic:
4.2% 1/21/24	4,765	5,110
6.375% 10/23/34	10,375	13,488
6.5% 1/20/20	6,144	7,304
Polish Government:
3.875% 7/16/15	4,350	4,467
5% 10/19/15	3,050	3,196
5% 3/23/22	14,500	16,284
Province of British Columbia 1.2% 4/25/17	7,600	7,649
Province of Quebec 2.75% 8/25/21	20,000	20,288
South African Republic:
5.875% 5/30/22	1,900	2,145
6.875% 5/27/19	6,750	7,796
Turkish Republic:
5.75% 3/22/24	3,000	3,332
6% 1/14/41	13,200	14,586
6.25% 9/26/22	13,225	15,077
6.75% 4/3/18	8,375	9,443
7.5% 11/7/19	2,625	3,104
United Mexican States:
3.5% 1/21/21	7,400	7,696
3.625% 3/15/22	3,000	3,123
4% 10/2/23	18,750	19,875
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
United Mexican States: - continued
4.75% 3/8/44	$ 9,700	$ 10,175
5.55% 1/21/45	1,316	1,544
6.05% 1/11/40	4,800	6,000
Uruguay Republic:
4.125% 11/20/45	4,750	4,334
4.5% 8/14/24	3,625	3,924
5.1% 6/18/50	2,000	2,075
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $501,035)		518,726
Supranational Obligations - 1.2%

African Development Bank:
0.875% 5/15/17	1,000	997
0.875% 3/15/18	1,900	1,871
1.125% 3/15/17	1,300	1,307
1.625% 10/2/18	2,800	2,812
Asian Development Bank:
1.125% 3/15/17	5,000	5,029
1.875% 4/12/19	12,000	12,109
Council of Europe Development Bank:
1% 3/7/18	1,900	1,881
2.625% 2/16/16	4,250	4,385
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,686
1.625% 9/3/15	4,750	4,814
1.75% 6/14/19	4,700	4,706
2.5% 3/15/16	3,800	3,922
European Investment Bank:
0.875% 4/18/17	11,000	10,983
1.625% 6/15/17	4,640	4,718
1.625% 12/18/18	30,900	30,979
1.75% 3/15/17	5,000	5,105
1.75% 6/17/19	8,625	8,637
1.875% 3/15/19	3,000	3,027
2.125% 10/15/21	2,840	2,828
2.5% 4/15/21	4,650	4,749
2.875% 1/15/15	5,000	5,050
2.875% 9/15/20	9,000	9,432
Supranational Obligations - continued
	Principal Amount (000s)	Value (000s)
European Investment Bank: - continued
3.25% 1/29/24	$ 2,000	$ 2,117
Inter-American Development Bank:
0.5% 8/17/15	1,900	1,906
1.125% 3/15/17	17,100	17,282
1.75% 10/15/19	1,375	1,377
3% 10/4/23	3,575	3,765
3.875% 9/17/19	5,000	5,496
4.375% 1/24/44	4,000	4,565
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,067
1% 9/15/16	9,000	9,065
2.25% 6/24/21	16,075	16,136
2.375% 5/26/15	12,300	12,501
International Finance Corp. 1.75% 9/16/19	11,350	11,335
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $224,612)		227,639
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $3,443)	3,422	3,481
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (e)(g) (Cost $1,176)	1,725	1,876
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $271,395)	271,395,387	271,395
Cash Equivalents - 0.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 8/29/14 due 9/2/14 (Collateralized by U.S. Government Obligations) # (b) (Cost $32,688)	$ 32,688	$ 32,688
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $18,723,413)		19,430,705
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(826,564)
NET ASSETS - 100%		$ 18,604,141
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 9/1/44	$ (5,000)	(5,147)
4% 9/1/44	(10,000)	(10,594)
4% 9/1/44	(10,000)	(10,594)
4% 9/1/44	(20,800)	(22,036)
4% 9/1/44	(30,800)	(32,630)
4% 9/1/44	(32,600)	(34,537)
4% 9/1/44	(32,800)	(34,749)
4% 9/1/44	(32,600)	(34,537)
4% 9/1/44	(32,800)	(34,749)
4% 9/1/44	(30,800)	(32,631)
TOTAL FANNIE MAE		(252,204)
Ginnie Mae
3% 9/1/44	(4,100)	(4,155)
3% 9/1/44	(2,000)	(2,026)
3% 9/1/44	(4,100)	(4,155)
TOTAL GINNIE MAE		(10,336)
TOTAL TBA SALE COMMITMENTS (Proceeds $262,246)		$ (262,540)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,803,000 or 0.2% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$32,688,000 due 9/02/14 at 0.06%
Commerz Markets LLC	$ 28,250
HSBC Securities (USA), Inc.	4,438
$ 32,688
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 279
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 4,450,437	$ -	$ 4,450,437	$ -
U.S. Government and Government Agency Obligations	7,670,191	-	7,670,191	-
U.S. Government Agency - Mortgage Securities	5,561,972	-	5,561,972	-
Asset-Backed Securities	41,137	-	41,137	-
Commercial Mortgage Securities	508,829	-	508,765	64
Municipal Securities	142,334	-	142,334	-
Foreign Government and Government Agency Obligations	518,726	-	518,726	-
Supranational Obligations	227,639	-	227,639	-
Bank Notes	3,481	-	3,481	-
Preferred Securities	1,876	-	1,876	-
Money Market Funds	271,395	271,395	-	-
Cash Equivalents	32,688	-	32,688	-
Total Investments in Securities:	$ 19,430,705	$ 271,395	$ 19,159,246	$ 64
Other Financial Instruments:
TBA Sale Commitments	$ (262,540)	$ -	$ (262,540)	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2014

Assets
Investment in securities, at value (including securities loaned of $32,002 and repurchase agreements of $32,688) - See accompanying schedule: Unaffiliated issuers (cost $18,452,018)	$ 19,159,310
Fidelity Central Funds (cost $271,395)	271,395
Total Investments (cost $18,723,413)		$ 19,430,705
Cash		1,450
Receivable for investments sold, regular delivery		81,005
Receivable for TBA sale commitments		262,246
Receivable for fund shares sold		83,489
Interest receivable		104,174
Distributions receivable from Fidelity Central Funds		26
Receivable from investment adviser for expense reductions		315
Other receivables		111
Total assets		19,963,521

Liabilities
Payable for investments purchased Regular delivery	$ 255,390
Delayed delivery	798,950
TBA sale commitments, at value	262,540
Payable for fund shares redeemed	7,039
Distributions payable	381
Accrued management fee	761
Other affiliated payables	1,523
Other payables and accrued expenses	108
Collateral on securities loaned, at value	32,688
Total liabilities		1,359,380

Net Assets		$ 18,604,141
Net Assets consist of:
Paid in capital		$ 17,929,476
Undistributed net investment income		15,276
Accumulated undistributed net realized gain (loss) on investments		(47,609)
Net unrealized appreciation (depreciation) on investments		706,998
Net Assets		$ 18,604,141

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2014

Investor Class: Net Asset Value, offering price and redemption price per share ($6,519,995 ÷ 556,660 shares)	$ 11.71

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($5,778,072 ÷ 493,353 shares)	$ 11.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,157,789 ÷ 269,620 shares)	$ 11.71

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($946,532 ÷ 80,819 shares)	$ 11.71

Class F: Net Asset Value, offering price and redemption price per share ($2,201,753 ÷ 187,997 shares)	$ 11.71

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2014

Investment Income
Dividends		$ 109
Interest		455,176
Income from Fidelity Central Funds		279
Total income		455,564

Expenses
Management fee	$ 8,371
Transfer agent fees	16,723
Independent trustees' compensation	69
Miscellaneous	28
Total expenses before reductions	25,191
Expense reductions	(3,701)	21,490
Net investment income (loss)		434,074
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16,618
Change in net unrealized appreciation (depreciation) on: Investment securities	484,360
Delayed delivery commitments	(1,059)
Total change in net unrealized appreciation (depreciation)		483,301
Net gain (loss)		499,919
Net increase (decrease) in net assets resulting from operations		$ 933,993

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 434,074	$ 362,498
Net realized gain (loss)	16,618	4,864
Change in net unrealized appreciation (depreciation)	483,301	(838,760)
Net increase (decrease) in net assets resulting from operations	933,993	(471,398)
Distributions to shareholders from net investment income	(416,778)	(352,310)
Distributions to shareholders from net realized gain	-	(111,187)
Total distributions	(416,778)	(463,497)
Share transactions - net increase (decrease)	2,019,795	1,405,570
Total increase (decrease) in net assets	2,537,010	470,675

Net Assets
Beginning of period	16,067,131	15,596,456
End of period (including undistributed net investment income of $15,276 and undistributed net investment income of $9,971, respectively)	$ 18,604,141	$ 16,067,131

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.04	$ 11.74	$ 11.67	$ 11.05
Income from Investment Operations
Net investment income (loss) B	.286	.254	.312	.351	.373
Net realized and unrealized gain (loss)	.338	(.604)	.358	.137	.613
Total from investment operations	.624	(.350)	.670	.488	.986
Distributions from net investment income	(.274)	(.246)	(.305)	(.342)	(.366)
Distributions from net realized gain	-	(.084)	(.065)	(.076)	-
Total distributions	(.274)	(.330)	(.370)	(.418)	(.366)
Net asset value, end of period	$ 11.71	$ 11.36	$ 12.04	$ 11.74	$ 11.67
Total ReturnA	5.55%	(2.97)%	5.82%	4.32%	9.10%
Ratios to Average Net Assets C, E
Expenses before reductions	.22%	.22%	.22%	.28%	.36%
Expenses net of fee waivers, if any	.22%	.22%	.22%	.27%	.32%
Expenses net of all reductions	.22%	.22%	.22%	.27%	.32%
Net investment income (loss)	2.48%	2.16%	2.63%	3.06%	3.32%
Supplemental Data
Net assets, end of period (in millions)	$ 6,520	$ 5,338	$ 5,981	$ 7,287	$ 11,355
Portfolio turnover rateD	85%	118%	100%	106%	165%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended August 31,	2014	2013	2012	2011G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.299	.267	.321	.115
Net realized and unrealized gain (loss)	.339	(.593)	.349	.301
Total from investment operations	.638	(.326)	.670	.416
Distributions from net investment income	(.288)	(.260)	(.315)	(.116)
Distributions from net realized gain	-	(.084)	(.065)	-
Total distributions	(.288)	(.344)	(.380)	(.116)
Net asset value, end of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	5.68%	(2.78)%	5.82%	3.66%
Ratios to Average Net Assets E, H
Expenses before reductions	.17%	.17%	.17%	.17%A
Expenses net of fee waivers, if any	.10%	.10%	.12%	.17%A
Expenses net of all reductions	.10%	.10%	.12%	.17%A
Net investment income (loss)	2.60%	2.27%	2.73%	3.15%A
Supplemental Data
Net assets, end of period (in millions)	$ 5,778	$ 5,108	$ 4,265	$ 1,533
Portfolio turnover rateF	85%	118%	100%	106%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2014	2013	2012	2011G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.303	.272	.329	.118
Net realized and unrealized gain (loss)	.338	(.594)	.349	.302
Total from investment operations	.641	(.322)	.678	.420
Distributions from net investment income	(.291)	(.264)	(.323)	(.120)
Distributions from net realized gain	-	(.084)	(.065)	-
Total distributions	(.291)	(.348)	(.388)	(.120)
Net asset value, end of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	5.71%	(2.75)%	5.89%	3.69%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07%	.07%	.07%A
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%A
Expenses net of all reductions	.07%	.07%	.07%	.07%A
Net investment income (loss)	2.63%	2.31%	2.78%	3.25%A
Supplemental Data
Net assets, end of period (in millions)	$ 3,158	$ 2,766	$ 3,121	$ 1,926
Portfolio turnover rateF	85%	118%	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended August 31,	2014	2013	2012	2011G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.305	.274	.331	.118
Net realized and unrealized gain (loss)	.339	(.594)	.349	.303
Total from investment operations	.644	(.320)	.680	.421
Distributions from net investment income	(.294)	(.266)	(.325)	(.121)
Distributions from net realized gain	-	(.084)	(.065)	-
Total distributions	(.294)	(.350)	(.390)	(.121)
Net asset value, end of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74
Total ReturnB, C	5.73%	(2.73)%	5.91%	3.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%	.05%	.05%	.05%A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%A
Expenses net of all reductions	.05%	.05%	.05%	.05%A
Net investment income (loss)	2.65%	2.33%	2.80%	3.27%A
Supplemental Data
Net assets, end of period (in millions)	$ 947	$ 867	$ 869	$ 682
Portfolio turnover rateF	85%	118%	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2014	2013	2012	2011	2010G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.03	$ 11.74	$ 11.67	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.305	.273	.331	.365	.359
Net realized and unrealized gain (loss)	.339	(.593)	.349	.139	.542
Total from investment operations	.644	(.320)	.680	.504	.901
Distributions from net investment income	(.294)	(.266)	(.325)	(.358)	(.351)
Distributions from net realized gain	-	(.084)	(.065)	(.076)	-
Total distributions	(.294)	(.350)	(.390)	(.434)	(.351)
Net asset value, end of period	$ 11.71	$ 11.36	$ 12.03	$ 11.74	$ 11.67
Total ReturnB, C	5.73%	(2.73)%	5.91%	4.47%	8.26%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%	.05%	.05%	.12%	.22%A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.12%	.22%A
Expenses net of all reductions	.05%	.05%	.05%	.12%	.22%A
Net investment income (loss)	2.65%	2.33%	2.80%	3.20%	3.42%A
Supplemental Data
Net assets, end of period (in millions)	$ 2,202	$ 1,988	$ 1,361	$ 634	$ 97
Portfolio turnover rateF	85%	118%	100%	106%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Spartan U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 734,309
Gross unrealized depreciation	(54,584)
Net unrealized appreciation (depreciation) on securities	$ 679,725

Tax Cost	$ 18,750,980

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 349
Net unrealized appreciation (depreciation) on securities and other investments	$ 679,432

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 416,778	$ 399,976
Long-term Capital Gains	-	63,521
Total	$ 416,778	$ 463,497

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Annual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,500,151 and $537,514, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.22%
Fidelity Advantage Class	.17%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and ..015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 9,817
Fidelity Advantage Class	6,326
Institutional Class	580
$ 16,723

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $266.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through October 31, 2015.

	Expense Limitations	Reimbursement
Fidelity Advantage Class	.10%	$ 3,690

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $10.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Investor Class	$ 137,336	$ 115,436
Fidelity Advantage Class	131,655	110,295
Institutional Class	73,256	68,676
Fidelity Advantage Institutional Class	22,566	19,939
Class F	51,965	37,964
Total	$ 416,778	$ 352,310
From net realized gain
Investor Class	$ -	$ 42,819
Fidelity Advantage Class	-	29,986
Institutional Class	-	22,091
Fidelity Advantage Institutional Class	-	5,965
Class F	-	10,326
Total	$ -	$ 111,187

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Investor Class
Shares sold	155,246	162,285	$ 1,791,631	$ 1,906,998
Reinvestment of distributions	11,818	13,229	136,577	156,261
Shares redeemed	(80,218)	(202,662)	(922,306)	(2,391,825)
Net increase (decrease)	86,846	(27,148)	$ 1,005,902	$ (328,566)
Fidelity Advantage Class
Shares sold	148,877	234,913	$ 1,718,974	$ 2,775,194
Reinvestment of distributions	11,059	11,538	127,764	135,969
Shares redeemed	(116,220)	(151,195)	(1,337,907)	(1,773,340)
Net increase (decrease)	43,716	95,256	$ 508,831	$ 1,137,823
Institutional Class
Shares sold	84,528	69,848	$ 974,833	$ 824,188
Reinvestment of distributions	6,341	7,688	73,256	90,764
Shares redeemed	(64,732)	(93,374)	(745,431)	(1,094,762)
Net increase (decrease)	26,137	(15,838)	$ 302,658	$ (179,810)
Fidelity Advantage Institutional Class
Shares sold	25,850	30,008	$ 297,984	$ 352,756
Reinvestment of distributions	1,953	2,196	22,566	25,904
Shares redeemed	(23,330)	(28,062)	(268,139)	(329,678)
Net increase (decrease)	4,473	4,142	$ 52,411	$ 48,982
Class F
Shares sold	60,391	68,612	$ 694,559	$ 805,470
Reinvestment of distributions	4,494	4,101	51,921	48,290
Shares redeemed	(51,901)	(10,818)	(596,487)	(126,619)
Net increase (decrease)	12,984	61,895	$ 149,993	$ 727,141

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Other - continued

At the end of the period, VIP FundsManager 60% Portfolio was the owner of record of approximately 11% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 41% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Spartan U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Bond Index Fund (a fund of Fidelity Salem Street Trust) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Bond Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 16, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2014, $348,544, or, if subsequently determined to be different, the net capital gain of such year.

A total of 24.24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $261,889,183 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

UII-UDV-UANN-1014
1.925927.103

Fidelity®

Short-Term Bond

Fund -
Class F

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class F A	1.61%	2.38%	2.20%

A The initial offering of Class F shares took place on June 26, 2009. Returns prior to June 26, 2009, are those of Fidelity® Short Term Bond Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Short-Term Bond Fund - Class F on August 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-3 Year Government/Credit Bond Index performed over the same period. See footnote A above for additional information regarding the performance of Class F.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending August 31, 2014, amid continued easy monetary policy, low inflation, renewed geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 5.66%, fueled by both interest income as well as capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 9.06%, supported by solid corporate fundamentals, a low default rate and a modestly improving U.S. economy that rebounded from a first-quarter slowdown. Other yield-advantaged sectors also had strong showings, including mortgage-backed securities, which advanced 5.42%, versus only 3.57% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had an even stronger period, with The BofA Merrill LynchSM US High Yield Constrained Index returning 10.61%. International markets also fared comparatively well, driven by easy-money policies worldwide, including new accommodations from Europe and China. The Barclays® Global Aggregate Ex USD GDP Weighted Index returned 7.92%.

Comments from Rob Galusza, Lead Portfolio Manager of Fidelity® Short-Term Bond Fund: For the 12 months ending August 31, 2014, the fund's Class F shares returned 1.61%, versus 1.12% for the Barclays® U.S. 1-3 Year Government/Credit Bond Index. We added relative value by emphasizing yield-advantaged asset classes this period. Within corporate bonds, we focused heavily on financial institutions, which added to results. Outside of corporates, we added value by holding commercial mortgage-backed securities, an out-of-index asset class. Conversely, underweighted exposure to government-agency securities detracted from results, as their prices rose more than we expected. We also held very little sovereign debt this period, another area that nicked performance; our team didn't have enough conviction to hold very much government debt outside the U.S., due partly to increased geopolitical risks. As of period end, we were more likely to take new positions along the yield curve closely in line with our Treasury-heavy benchmark until we are more confident that the federal funds rate is indeed set to increase.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Short-Term Bond	.45%
Actual		$ 1,000.00	$ 1,003.60	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class F	.35%
Actual		$ 1,000.00	$ 1,004.10	$ 1.77
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
U.S. Government and U.S. Government Agency Obligations 31.6%	U.S. Government and U.S. Government Agency Obligations† 30.5%
AAA 23.0%	AAA 21.3%
AA 7.1%	AA 8.3%
A 16.5%	A 17.0%
BBB 20.1%	BBB 20.6%
BB and Below 0.6%	BB and Below 1.0%
Not Rated 0.3%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2014
6 months ago
Years	2.2	2.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	1.9	1.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2014*		As of February 28, 2014**
	Corporate Bonds 41.3%		Corporate Bonds 43.5%
	U.S. Government and U.S. Government Agency Obligations 31.6%		U.S. Government and U.S. Government Agency Obligations† 30.5%
	Asset-Backed Securities 14.5%		Asset-Backed Securities 14.2%
	CMOs and Other Mortgage Related Securities 10.7%		CMOs and Other Mortgage Related Securities 10.0%
	Municipal Bonds 0.6%		Municipal Bonds 0.7%
	Other Investments 0.5%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.8%		Short-Term Investments and Net Other Assets (Liabilities) 0.6%
* Foreign investments	13.4%	** Foreign investments	14.5%
* Futures and Swaps	0.0%††	** Futures and Swaps	0.0%††

† Includes NCUA Guaranteed Notes
†† Amount represents less than 0.1%

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 41.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 1.1%
Daimler Finance North America LLC:
1.25% 1/11/16 (e)	$ 10,000	$ 10,076
1.3% 7/31/15 (e)	17,811	17,935
1.375% 8/1/17 (e)	16,985	16,971
1.45% 8/1/16 (e)	5,906	5,962
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (e)	15,700	15,673
Volkswagen International Finance NV:
1.6% 11/20/17 (e)	9,139	9,169
2.375% 3/22/17 (e)	8,440	8,695
		84,481
Media - 1.2%
COX Communications, Inc. 5.5% 10/1/15	3,080	3,234
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	15,000	15,423
NBCUniversal Enterprise, Inc. 0.7706% 4/15/16 (e)(g)	20,000	20,045
News America, Inc. 5.3% 12/15/14	9,474	9,607
Thomson Reuters Corp.:
0.875% 5/23/16	4,387	4,384
1.3% 2/23/17	2,865	2,867
Time Warner Cable, Inc. 5.85% 5/1/17	17,860	19,939
Time Warner, Inc. 3.15% 7/15/15	11,388	11,649
Walt Disney Co. 1.1% 12/1/17	7,616	7,564
		94,712
TOTAL CONSUMER DISCRETIONARY		179,193
CONSUMER STAPLES - 2.4%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc. 0.8% 1/15/16	20,514	20,610
FBG Finance Ltd. 5.125% 6/15/15 (e)	6,866	7,109
Heineken NV:
0.8% 10/1/15 (e)	12,017	12,051
1.4% 10/1/17 (e)	4,476	4,459
SABMiller Holdings, Inc. 2.45% 1/15/17 (e)	18,776	19,344
		63,573
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.2%
Walgreen Co.:
1% 3/13/15	$ 13,123	$ 13,155
1.8% 9/15/17	5,572	5,611
		18,766
Food Products - 0.8%
ConAgra Foods, Inc. 1.3% 1/25/16	24,834	25,000
General Mills, Inc. 0.875% 1/29/16	7,655	7,674
Kraft Foods Group, Inc. 1.625% 6/4/15	17,580	17,733
Tyson Foods, Inc. 2.65% 8/15/19	8,110	8,220
William Wrigley Jr. Co. 1.4% 10/21/16 (e)	5,283	5,319
		63,946
Tobacco - 0.6%
Altria Group, Inc. 4.125% 9/11/15	19,900	20,638
Reynolds American, Inc.:
1.05% 10/30/15	9,807	9,815
6.75% 6/15/17	11,767	13,379
		43,832
TOTAL CONSUMER STAPLES		190,117
ENERGY - 3.0%
Energy Equipment & Services - 0.3%
Nabors Industries, Inc. 2.35% 9/15/16	4,533	4,658
Petrofac Ltd. 3.4% 10/10/18 (e)	15,515	16,067
		20,725
Oil, Gas & Consumable Fuels - 2.7%
BG Energy Capital PLC 2.875% 10/15/16 (e)	8,959	9,287
DCP Midstream Operating LP 2.7% 4/1/19	782	793
Devon Energy Corp. 1.2% 12/15/16	9,378	9,415
Enbridge, Inc.:
0.6776% 6/2/17 (g)	13,998	14,055
0.8846% 10/1/16 (g)	18,000	18,093
Enterprise Products Operating LP 1.25% 8/13/15	6,656	6,697
Marathon Petroleum Corp. 3.5% 3/1/16	11,885	12,339
Petrobras Global Finance BV:
2% 5/20/16	23,350	23,400
3.25% 3/17/17	10,000	10,229
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	8,216	8,446
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos 3.125% 1/23/19 (e)	$ 1,329	$ 1,381
Phillips 66 Co.:
1.95% 3/5/15	18,490	18,625
2.95% 5/1/17	4,000	4,179
Schlumberger Investment SA 1.25% 8/1/17 (e)	13,136	13,139
Spectra Energy Partners, LP 2.95% 6/15/16	4,126	4,271
Total Capital International SA:
0.75% 1/25/16	10,823	10,869
1% 1/10/17	25,050	25,082
TransCanada PipeLines Ltd. 0.9141% 6/30/16 (g)	20,300	20,474
		210,774
TOTAL ENERGY		231,499
FINANCIALS - 24.5%
Banks - 14.3%
ABN AMRO Bank NV 1.0351% 10/28/16 (e)(g)	15,000	15,137
Australia & New Zealand Banking Group Ltd.:
0.9% 2/12/16	18,000	18,088
1.25% 1/10/17	12,350	12,411
1.875% 10/6/17	5,000	5,069
Bank of America Corp.:
1.25% 1/11/16	18,223	18,317
1.5% 10/9/15	8,500	8,578
2% 1/11/18	8,915	8,954
2.6% 1/15/19	10,814	10,919
3.7% 9/1/15	35,610	36,658
Bank of America NA:
1.25% 2/14/17	8,020	8,034
5.3% 3/15/17	1,941	2,117
Bank of Nova Scotia:
1.375% 7/15/16	21,990	22,270
1.375% 12/18/17	8,336	8,294
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (e)	18,000	18,049
1.55% 9/9/16 (e)	10,020	10,119
Barclays Bank PLC 2.5% 2/20/19	12,950	13,159
BB&T Corp. 3.2% 3/15/16	5,000	5,181
BNP Paribas 2.375% 9/14/17	18,330	18,730
BPCE SA 1.625% 2/10/17	10,000	10,067
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Branch Banking & Trust Co. 1.45% 10/3/16	$ 20,000	$ 20,209
Capital One Bank NA:
1.15% 11/21/16	5,965	5,976
1.2% 2/13/17	14,603	14,623
1.3% 6/5/17	13,997	13,980
Citigroup, Inc.:
1.1941% 7/25/16 (g)	4,070	4,109
1.3% 4/1/16	22,850	22,978
1.3% 11/15/16	13,708	13,749
1.55% 8/14/17	40,000	39,955
1.7% 7/25/16	48,170	48,732
2.5% 7/29/19	8,000	8,032
2.65% 3/2/15	16,563	16,736
3.953% 6/15/16	5,000	5,256
Commonwealth Bank of Australia 1.125% 3/13/17	16,060	16,044
Credit Suisse New York Branch 1.375% 5/26/17	30,800	30,796
Discover Bank 2% 2/21/18	20,410	20,482
Fifth Third Bancorp:
3.625% 1/25/16	4,799	4,993
4.5% 6/1/18	7,000	7,616
Fifth Third Bank:
0.6449% 2/26/16 (g)	10,000	10,032
0.9% 2/26/16	20,630	20,690
HSBC Bank PLC:
1.5% 5/15/18 (e)	8,960	8,876
3.1% 5/24/16 (e)	8,670	9,026
HSBC U.S.A., Inc. 1.625% 1/16/18	7,507	7,532
Huntington National Bank:
1.3% 11/20/16	5,667	5,690
1.35% 8/2/16	4,244	4,272
Intesa Sanpaolo SpA 2.375% 1/13/17	22,145	22,435
JPMorgan Chase & Co. 2.35% 1/28/19	7,361	7,432
KeyBank NA 1.65% 2/1/18	5,786	5,795
Manufacturers & Traders Trust Co. 1.4% 7/25/17	15,700	15,707
Marshall & Ilsley Bank 5% 1/17/17	686	733
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (e)	25,865	25,771
Nordea Bank AB 0.875% 5/13/16 (e)	13,640	13,652
PNC Bank NA:
0.8% 1/28/16	20,150	20,199
1.15% 11/1/16	9,964	10,013
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
PNC Bank NA: - continued
1.3% 10/3/16	$ 8,950	$ 9,017
Regions Bank 7.5% 5/15/18	3,766	4,444
Regions Financial Corp. 2% 5/15/18	8,970	8,931
Royal Bank of Canada:
0.6006% 3/8/16 (g)	8,000	8,029
0.85% 3/8/16	10,000	10,026
1.2% 1/23/17	9,971	10,006
1.45% 9/9/16	7,275	7,369
1.5% 1/16/18	17,080	17,123
2.2% 7/27/18	9,000	9,185
Royal Bank of Scotland Group PLC:
1.1741% 3/31/17 (g)	3,705	3,727
2.55% 9/18/15	36,690	37,336
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	20,000	20,040
1.45% 7/19/16	18,050	18,210
1.8% 7/18/17	13,200	13,339
SunTrust Banks, Inc.:
0.5249% 8/24/15 (g)	3,500	3,497
0.5346% 4/1/15 (g)	21,000	20,997
3.5% 1/20/17	10,203	10,743
5% 9/1/15	7,068	7,372
Svenska Handelsbanken AB 0.6796% 3/21/16 (g)	30,915	31,049
Union Bank NA:
1.5% 9/26/16	5,937	6,005
3% 6/6/16	10,000	10,369
Wachovia Corp. 0.5761% 10/28/15 (g)	19,707	19,751
Wells Fargo & Co. 1.5% 1/16/18	20,000	19,965
Wells Fargo Bank NA 0.4411% 5/16/16 (g)	11,015	11,015
Westpac Banking Corp.:
0.95% 1/12/16	17,080	17,166
1.2% 5/19/17	25,000	25,004
2% 8/14/17	15,561	15,877
		1,107,864
Capital Markets - 2.7%
Goldman Sachs Group, Inc.:
0.6796% 3/22/16 (g)	14,000	14,016
1.748% 9/15/17	25,000	24,996
2.375% 1/22/18	17,090	17,364
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
3.625% 2/7/16	$ 10,300	$ 10,693
JPMorgan Chase & Co.:
0.8549% 2/26/16 (g)	10,000	10,056
1.1% 10/15/15	8,630	8,668
1.125% 2/26/16	10,000	10,053
1.35% 2/15/17	56,100	56,314
Morgan Stanley:
1.75% 2/25/16	24,655	24,958
5.45% 1/9/17	16,000	17,524
UBS AG Stamford Branch 1.375% 8/14/17	15,540	15,500
		210,142
Consumer Finance - 3.5%
American Express Credit Corp.:
0.875% 11/13/15	8,640	8,674
1.125% 6/5/17	20,300	20,224
1.3% 7/29/16	9,000	9,096
2.8% 9/19/16	5,476	5,683
American Honda Finance Corp. 1.5% 9/11/17 (e)	5,156	5,173
Capital One Financial Corp.:
0.8771% 11/6/15 (g)	8,000	8,039
1% 11/6/15	8,630	8,650
Ford Motor Credit Co. LLC:
1.7% 5/9/16	10,000	10,107
2.75% 5/15/15	13,438	13,641
3% 6/12/17	27,770	28,797
General Electric Capital Corp.:
1% 1/8/16	10,120	10,172
1.5% 7/12/16	38,455	38,972
2.25% 11/9/15	18,902	19,278
2.9% 1/9/17	30,326	31,577
3.35% 10/17/16	26,545	27,913
Hyundai Capital America:
1.45% 2/6/17 (e)	10,369	10,378
1.625% 10/2/15 (e)	9,965	10,040
1.875% 8/9/16 (e)	2,372	2,404
Synchrony Financial 1.875% 8/15/17	1,854	1,869
		270,687
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 1.1%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	$ 3,415	$ 3,447
Berkshire Hathaway, Inc. 1.55% 2/9/18	8,731	8,753
BP Capital Markets PLC:
1.375% 5/10/18	9,010	8,916
1.846% 5/5/17	10,000	10,179
2.248% 11/1/16	9,110	9,365
Deutsche Bank AG London Branch 1.4% 2/13/17	35,000	35,063
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	6,180	6,315
TECO Finance, Inc. 4% 3/15/16	3,850	4,036
		86,074
Insurance - 1.4%
AEGON NV 4.625% 12/1/15	13,580	14,219
American International Group, Inc. 2.3% 7/16/19	3,711	3,726
Aon Corp. 3.5% 9/30/15	6,775	6,985
Assurant, Inc. 2.5% 3/15/18	10,000	10,097
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	10,000	10,130
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	9,195	9,396
MetLife, Inc. 1.756% 12/15/17 (c)	3,748	3,778
Metropolitan Life Global Funding I:
1.3% 4/10/17 (e)	15,000	15,014
1.5% 1/10/18 (e)	19,930	19,863
2.5% 9/29/15 (e)	5,000	5,108
Pricoa Global Funding I 1.15% 11/25/16 (e)	6,030	6,046
Prudential Financial, Inc. 2.3% 8/15/18	2,889	2,936
Symetra Financial Corp. 6.125% 4/1/16 (e)	4,284	4,569
		111,867
Real Estate Investment Trusts - 0.5%
DDR Corp.:
5.5% 5/1/15	8,905	9,177
9.625% 3/15/16	2,618	2,961
Equity One, Inc.:
5.375% 10/15/15	1,026	1,076
6.25% 1/15/17	359	396
HCP, Inc. 3.75% 2/1/16	4,850	5,047
Health Care Property Investors, Inc. 6% 1/30/17	11,796	13,103
Health Care REIT, Inc.:
2.25% 3/15/18	3,548	3,595
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc.: - continued
4.7% 9/15/17	$ 1,232	$ 1,344
Simon Property Group LP 2.15% 9/15/17	3,000	3,077
		39,776
Real Estate Management & Development - 1.0%
Brandywine Operating Partnership LP:
6% 4/1/16	5,916	6,332
7.5% 5/15/15	9,188	9,605
ERP Operating LP 2.375% 7/1/19	5,142	5,170
Essex Portfolio LP 5.5% 3/15/17	7,464	8,216
Liberty Property LP 5.125% 3/2/15	3,000	3,064
Mack-Cali Realty LP:
2.5% 12/15/17	6,061	6,124
5.8% 1/15/16	1,264	1,338
Regency Centers LP 5.25% 8/1/15	8,860	9,223
Tanger Properties LP 6.15% 11/15/15	14,299	15,211
Ventas Realty LP:
1.25% 4/17/17	3,830	3,825
1.55% 9/26/16	3,765	3,805
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	5,421	5,458
		77,371
TOTAL FINANCIALS		1,903,781
HEALTH CARE - 1.6%
Biotechnology - 0.2%
Amgen, Inc. 1.25% 5/22/17	15,700	15,696
Health Care Providers & Services - 0.6%
Aetna, Inc. 1.5% 11/15/17	1,062	1,065
Express Scripts Holding Co.:
1.25% 6/2/17	19,740	19,687
2.1% 2/12/15	14,095	14,193
UnitedHealth Group, Inc. 1.4% 10/15/17	1,766	1,767
WellPoint, Inc. 1.875% 1/15/18	4,545	4,564
		41,276
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	2,357	2,359
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15	$ 20,100	$ 20,209
1.75% 11/6/17	14,670	14,745
Mylan, Inc. 1.35% 11/29/16	2,790	2,793
Perrigo Co. PLC 1.3% 11/8/16 (e)	2,355	2,352
Sanofi SA 2.625% 3/29/16	8,904	9,192
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,937	2,949
Zoetis, Inc.:
1.15% 2/1/16	7,580	7,609
1.875% 2/1/18	1,352	1,352
		61,201
TOTAL HEALTH CARE		120,532
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
L-3 Communications Corp. 1.5% 5/28/17	7,210	7,175
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	60	63
Iberbond 2004 PLC 4.826% 12/24/17 (i)	759	764
		827
Industrial Conglomerates - 0.1%
General Electric Co. 0.85% 10/9/15	9,204	9,247
TOTAL INDUSTRIALS		17,249
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.3%
Cisco Systems, Inc. 1.1% 3/3/17	20,300	20,363
Electronic Equipment & Components - 0.4%
Tyco Electronics Group SA:
2.375% 12/17/18	1,729	1,745
6.55% 10/1/17	26,435	30,283
		32,028
IT Services - 0.7%
IBM Corp. 1.95% 7/22/16	11,579	11,855
The Western Union Co.:
1.2344% 8/21/15 (g)	24,920	25,070
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.: - continued
2.375% 12/10/15	$ 3,818	$ 3,884
2.875% 12/10/17	12,303	12,711
		53,520
TOTAL INFORMATION TECHNOLOGY		105,911
MATERIALS - 0.7%
Chemicals - 0.2%
Ecolab, Inc. 1.45% 12/8/17	4,625	4,620
Sherwin-Williams Co. 1.35% 12/15/17	8,600	8,582
		13,202
Metals & Mining - 0.5%
Anglo American Capital PLC 1.1836% 4/15/16 (e)(g)	9,133	9,187
Rio Tinto Finance (U.S.A.) PLC:
1.0721% 6/17/16 (g)	7,000	7,067
1.375% 6/17/16	14,541	14,688
1.625% 8/21/17	8,700	8,811
		39,753
TOTAL MATERIALS		52,955
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.:
1.4% 12/1/17	8,600	8,593
2.95% 5/15/16	16,570	17,178
British Telecommunications PLC:
1.25% 2/14/17	18,252	18,249
1.625% 6/28/16	6,519	6,593
2% 6/22/15	26,637	26,936
CenturyLink, Inc. 5.15% 6/15/17	11,140	11,892
Deutsche Telekom International Financial BV 3.125% 4/11/16 (e)	8,640	8,941
Verizon Communications, Inc.:
1.35% 6/9/17	12,287	12,289
2% 11/1/16	18,076	18,428
2.5% 9/15/16	41,733	43,026
		172,125
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
1.2303% 9/12/16 (g)	$ 10,300	$ 10,385
2.375% 9/8/16	12,066	12,359
Vodafone Group PLC 1.5% 2/19/18	8,000	7,927
		30,671
TOTAL TELECOMMUNICATION SERVICES		202,796
UTILITIES - 2.6%
Electric Utilities - 1.7%
American Electric Power Co., Inc. 1.65% 12/15/17	12,378	12,424
Cleveland Electric Illuminating Co. 5.7% 4/1/17	2,644	2,876
Duke Energy Corp.:
0.6118% 4/3/17 (g)	13,484	13,522
1.625% 8/15/17	4,941	4,975
2.1% 6/15/18	6,987	7,047
FirstEnergy Corp. 2.75% 3/15/18	18,507	18,717
LG&E and KU Energy LLC 2.125% 11/15/15	15,668	15,872
Northeast Utilities 1.45% 5/1/18	2,384	2,361
Pacific Gas & Electric Co. 5.625% 11/30/17	13,827	15,575
Pepco Holdings, Inc. 2.7% 10/1/15	7,191	7,327
Southern Co. 2.375% 9/15/15	9,325	9,502
Xcel Energy, Inc. 0.75% 5/9/16	20,000	20,008
		130,206
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
1.4% 9/15/17	5,409	5,386
1.95% 8/15/16	5,976	6,097
2.25% 9/1/15	13,949	14,155
2.5341% 9/30/66 (g)	7,611	7,032
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	27,950	27,792
Sempra Energy 2.3% 4/1/17	8,835	9,053
		69,515
TOTAL UTILITIES		199,721
TOTAL NONCONVERTIBLE BONDS (Cost $3,177,494)		3,203,754
U.S. Government and Government Agency Obligations - 26.3%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.875% 2/8/18	$ 417	$ 411
1.625% 11/27/18	2,748	2,753
1.875% 9/18/18	1,483	1,504
Freddie Mac:
0.875% 10/14/16	46,827	47,021
1% 9/29/17	15,906	15,859
1.25% 5/12/17	1,356	1,367
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		68,915
U.S. Treasury Obligations - 25.4%
U.S. Treasury Notes:
0.5% 7/31/16 (d)	59,739	59,767
0.5% 7/31/17	635,000	626,875
0.625% 8/15/16	207,442	207,944
0.625% 12/15/16	400,792	400,510
0.625% 2/15/17	100,000	99,758
0.75% 1/15/17	145,351	145,533
0.875% 11/30/16 (f)	263,998	265,380
0.875% 1/31/17	164,722	165,378
0.875% 5/15/17	1,972	1,974
TOTAL U.S. TREASURY OBLIGATIONS		1,973,119
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,039,936)		2,042,034
U.S. Government Agency - Mortgage Securities - 2.4%

Fannie Mae - 1.7%
2.238% 11/1/34 (g)	997	1,065
2.281% 2/1/35 (g)	1,793	1,904
2.286% 10/1/35 (g)	6,682	7,139
2.319% 11/1/36 (g)	2,316	2,474
2.328% 5/1/35 (g)	1,757	1,867
2.364% 12/1/33 (g)	816	867
2.371% 7/1/35 (g)	1,566	1,666
2.428% 12/1/34 (g)	925	988
2.481% 4/1/35 (g)	2,736	2,934
2.485% 11/1/34 (g)	7,626	8,152
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.532% 10/1/41 (g)	$ 3,842	$ 4,003
2.542% 6/1/42 (g)	1,443	1,487
2.691% 2/1/42 (g)	7,531	7,810
2.701% 9/1/41 (g)	5,106	5,337
2.771% 1/1/42 (g)	7,068	7,345
2.949% 11/1/40 (g)	868	910
2.982% 9/1/41 (g)	970	1,015
3.019% 8/1/41 (g)	1,165	1,219
3.083% 10/1/41 (g)	480	501
3.202% 1/1/40 (g)	2,246	2,346
3.23% 7/1/41 (g)	1,574	1,657
3.257% 2/1/40 (g)	4,434	4,746
3.313% 1/1/40 (g)	4,509	4,718
3.326% 10/1/41 (g)	809	848
3.488% 3/1/40 (g)	1,766	1,848
3.5% 1/1/26 to 5/1/27	17,142	18,181
3.503% 2/1/40 (g)	1,276	1,339
3.553% 7/1/41 (g)	1,605	1,697
3.603% 3/1/40 (g)	2,283	2,439
3.607% 12/1/39 (g)	580	621
5.5% 10/1/17 to 11/1/34	27,599	30,675
6.5% 10/1/14 to 8/1/17	188	198
7% 10/1/14 to 11/1/18	141	147
7.5% 11/1/31	3	4
TOTAL FANNIE MAE		130,147
Freddie Mac - 0.7%
2.261% 11/1/35 (g)	1,210	1,287
2.437% 8/1/36 (g)	776	828
2.961% 8/1/41 (g)	3,221	3,369
3% 8/1/21	8,457	8,813
3.128% 9/1/41 (g)	1,779	1,866
3.237% 4/1/41 (g)	964	1,013
3.237% 9/1/41 (g)	984	1,035
3.28% 6/1/41 (g)	1,253	1,317
3.469% 5/1/41 (g)	1,086	1,147
3.5% 1/1/26	4,269	4,526
3.559% 4/1/40 (g)	1,691	1,807
3.59% 2/1/40 (g)	2,560	2,692
3.62% 4/1/40 (g)	1,299	1,369
3.637% 6/1/41 (g)	1,603	1,694
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.677% 5/1/41 (g)	$ 1,390	$ 1,465
4% 9/1/25 to 4/1/26	8,921	9,573
4.5% 8/1/18 to 11/1/18	7,961	8,395
5% 4/1/20	3,566	3,786
8.5% 5/1/27 to 7/1/28	186	225
12% 11/1/19	0*	0*
TOTAL FREDDIE MAC		56,207
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	1,373	1,611
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $184,238)		187,965
Asset-Backed Securities - 14.5%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	1,412	1,402
Series 2005-1 Class M1, 0.625% 4/25/35 (g)	447	389
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.805% 3/25/34 (g)	78	78
Series 2006-OP1 Class M1, 0.435% 4/25/36 (g)	8,000	1,078
Ally Auto Receivables Trust:
Series 2013-1 Class A3, 0.63% 5/15/17	8,350	8,358
Series 2014-SN1 Class A3, 0.75% 2/21/17	9,825	9,815
Ally Master Owner Trust:
Series 2010-4 Class A, 1.225% 8/15/17 (g)	4,000	4,028
Series 2012-4 Class A, 1.72% 7/15/19	5,070	5,102
Series 2012-5 Class A, 1.54% 9/15/19	23,125	23,067
Series 2013-1 Class A2, 1% 2/15/18	20,300	20,342
Series 2014-3 Class A, 1.33% 3/15/19	36,359	36,296
Series 2014-4 Class A2, 1.43% 6/17/19	14,950	14,938
American Express Credit Account Master Trust:
Series 2012-2 Class A, 0.68% 3/15/18	11,040	11,060
Series 2012-5 Class A, 0.59% 5/15/18	21,580	21,591
Series 2014-2 Class A, 1.26% 1/15/20	15,742	15,733
AmeriCredit Auto Receivables Trust:
Series 2013-1 Class A3, 0.61% 10/10/17	17,370	17,384
Series 2013-5 Class A3, 0.9% 9/10/18	12,732	12,741
Series 2014-1 Class A3, 0.9% 2/8/19	7,713	7,708
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Auto Receivables Trust: - continued
Series 2014-2 Class A3, 0.94% 2/8/19	$ 15,680	$ 15,680
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.98% 4/25/34 (g)	60	39
Series 2005-R2 Class M1, 0.605% 4/25/35 (g)	358	357
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.935% 3/25/34 (g)	378	359
Series 2004-W7 Class M1, 0.98% 5/25/34 (g)	227	220
Series 2006-W4 Class A2C, 0.315% 5/25/36 (g)	806	282
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.525% 3/25/36 (g)	7	1
BMV Vehicle Lease Trust Series 2014-1 Class A3, 0.73% 2/21/17	12,000	11,995
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	12,000	12,023
Series 2014-3 Class A2, 1.18% 12/20/17	11,663	11,661
Capital One Multi-Asset Execution Trust:
Series 2013-A1 Class A1, 0.63% 11/15/18	48,779	48,726
Series 2013-A3 Class A3, 0.96% 9/16/19	13,122	13,105
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.295% 12/25/36 (g)	1,214	823
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (e)	824	826
Series 2013-2A Class A, 1.75% 11/15/17 (e)	4,915	4,934
Series 2014-1A Class A, 1.46% 12/17/18 (e)	7,455	7,471
Chase Issuance Trust:
Series 2012-A8 Class A8, 0.54% 10/16/17	49,767	49,787
Series 2013-A8 Class A8, 1.01% 10/15/18	10,000	10,003
CIT Equipment Collateral:
Series 2012-VT1 Class A3, 1.1% 8/22/16 (e)	735	735
Series 2013-VT1 Class A3, 1.13% 7/20/20 (e)	17,710	17,769
Citibank Credit Card Issuance Trust:
Series 2012-A1 Class A1, 0.55% 10/10/17	24,100	24,105
Series 2013-A6 Class A6, 1.32% 9/7/18	27,860	28,072
Series 2014-A2 Class A2, 1.02% 2/22/19	16,050	16,016
Series 2014-A4 Class A4, 1.23% 4/24/19	15,650	15,653
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.655% 7/25/34 (g)	302	277
Series 2004-3 Class M4, 1.61% 4/25/34 (g)	53	38
Series 2004-4 Class M2, 0.95% 6/25/34 (g)	142	134
Dell Equipment Finance Trust Series 2014-1 Class A3, 0.94% 6/22/20 (e)	8,500	8,500
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Discover Card Master Trust:
Series 2013-A2 Class A2, 0.69% 8/15/18	$ 38,010	$ 38,014
Series 2013-A5 Class A5, 1.04% 4/15/19	17,484	17,496
Series 2014-A3 Class A3, 1.22% 10/15/19	15,650	15,655
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (e)	12,000	12,003
Series 2014-2 Class A2, 1.05% 3/20/20 (e)	15,000	15,008
Fannie Mae Series 2004-T5:
Class AB1, 0.6768% 5/28/35 (g)	634	590
Class AB3, 0.9829% 5/28/35 (g)	273	254
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (g)	196	173
Ford Credit Auto Lease Trust Series 2014-A Class A3, 0.68% 4/15/17	7,676	7,676
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	10,490	10,684
Series 2012-5 Class A, 1.49% 9/15/19	31,125	31,103
Series 2013-1 Class A1, 0.85% 1/15/18	18,420	18,443
Series 2014-1 Class A1, 1.2% 2/15/19	20,543	20,517
Series 2014-4 Class A1, 1.4% 8/15/19	17,044	17,005
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.58% 11/25/34 (g)	410	36
Class M5, 1.655% 11/25/34 (g)	158	3
Series 2005-A:
Class M3, 0.89% 1/25/35 (g)	639	528
Class M4, 1.175% 1/25/35 (g)	234	131
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (e)(g)	1,113	951
GE Business Loan Trust:
Series 2003-1 Class A, 0.585% 4/15/31 (e)(g)	35	34
Series 2006-2A:
Class A, 0.335% 11/15/34 (e)(g)	135	128
Class B, 0.435% 11/15/34 (e)(g)	49	45
Class C, 0.535% 11/15/34 (e)(g)	81	71
Class D, 0.905% 11/15/34 (e)(g)	31	26
GE Capital Credit Card Master Note Trust:
Series 2012-4 Class A, 0.455% 6/15/18 (g)	20,430	20,429
Series 2012-5 Class A, 0.95% 6/15/18	18,240	18,296
GE Equipment Small Ticket LLC:
Series 2012-1 Class A3, 1.04% 9/21/15 (e)	2,858	2,862
Series 2013-1A Class A3, 1.02% 2/24/17 (e)	10,000	10,055
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Equipment Transportation LLC:
Series 2012-2:
Class A3, 0.62% 7/25/16	$ 9,355	$ 9,364
Class A4, 1.21% 9/25/17	8,850	8,874
Series 2014-1 Class A3, 0.97% 4/23/18	11,748	11,764
GM Financial Automobile Leasing Trust Series 2014-1A Class A3, 1.01% 5/22/17 (e)	12,730	12,737
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.475% 8/25/33 (g)	71	67
Series 2003-3 Class M1, 1.445% 8/25/33 (g)	342	331
Series 2003-5 Class A2, 0.855% 12/25/33 (g)	205	193
Series 2004-1 Class M2, 1.855% 6/25/34 (g)	282	220
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.345% 1/25/37 (g)	902	561
Hyundai Auto Lease Securitization Trust Series 2014-B Class A3, 0.98% 11/15/17 (e)	19,420	19,413
Hyundai Auto Receivables Trust Series 2013-B Class A3, 0.71% 9/15/17	15,760	15,787
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.505% 5/15/18 (e)(g)	16,265	16,291
John Deere Owner Trust Series 2013-A Class A3, 0.6% 3/15/17	11,000	11,020
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.452% 7/25/36 (g)	49	8
Series 2007-CH1 Class AV4, 0.285% 11/25/36 (g)	593	587
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5639% 12/27/29 (g)	170	169
Series 2006-A Class 2C, 1.3839% 3/27/42 (g)	516	86
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.305% 7/25/36 (g)	8,452	3,696
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.455% 5/25/37 (g)	312	3
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	11,240	11,269
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (e)	37,710	37,773
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.905% 7/25/34 (g)	31	25
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.13% 7/25/34 (g)	101	93
Series 2006-FM1 Class A2B, 0.265% 4/25/37 (g)	426	383
Series 2006-OPT1 Class A1A, 0.675% 6/25/35 (g)	918	876
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.835% 8/25/34 (g)	367	340
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC1 Class M1, 0.815% 1/25/35 (g)	$ 269	$ 255
Series 2005-NC2 Class B1, 1.91% 3/25/35 (g)	164	5
Series 2006-NC4 Class A2D, 0.395% 6/25/36 (g)	7,135	4,037
Nissan Auto Lease Trust Series 2014-A Class A3, 0.8% 2/15/17	8,625	8,626
Nissan Auto Receivables Owner Trust Series 2013-B Class A3, 0.84% 11/15/17	13,513	13,559
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.622% 5/15/17 (g)	31,257	31,320
Series 2013-A Class A, 0.452% 2/15/18 (g)	16,000	16,007
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 0.9779% 10/30/45 (g)	1,764	1,750
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.03% 9/25/34 (g)	3,309	2,963
Class M4, 2.33% 9/25/34 (g)	460	282
Series 2005-WCH1 Class M4, 0.985% 1/25/36 (g)	994	873
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.955% 4/25/33 (g)	3	3
Santander Drive Auto Receivables Trust:
Series 2012-5 Class A3, 0.83% 12/15/16	3,781	3,783
Series 2013-2 Class A3, 0.7% 9/15/17	8,881	8,890
Series 2013-4:
Class A2, 0.89% 9/15/16	2,888	2,890
Class A3, 1.11% 12/15/17	9,300	9,343
Series 2014-3 Class A3, 0.81% 7/16/18	13,000	12,993
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.95% 3/25/35 (g)	636	582
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8106% 6/15/33 (g)	1,163	1,128
Class C, 1.1806% 6/15/33 (g)	4,133	3,984
Series 2004-B:
Class A2, 0.4306% 6/15/21 (g)	3,430	3,412
Class C, 1.1006% 9/15/33 (g)	5,375	5,172
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.435% 9/25/19 (g)	17,275	17,262
Series 2013-1 Class A2, 0.405% 9/25/19 (g)	12,000	11,981
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.88% 9/25/34 (g)	32	26
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.015% 9/25/34 (g)	386	347
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7921% 4/6/42 (e)(g)	$ 272	$ 122
Volkswagen Auto Lease Trust Series 2014-A Class A3, 0.8% 4/20/17	11,976	11,977
Volkswagen Auto Loan Enhanced Trust Series 2014-1 Class A3, 0.91% 10/22/18	10,337	10,326
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 0.014% 7/22/19 (e)	9,742	9,730
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0341% 10/25/44 (e)(g)	5,586	5,640
TOTAL ASSET-BACKED SECURITIES (Cost $1,140,661)		1,130,115
Collateralized Mortgage Obligations - 4.3%

Private Sponsor - 1.7%
Credit Suisse Mortgage Trust:
Series 2011-17R Class 2A1, 3.4% 12/27/37 (e)(g)	2,997	3,034
Series 2012-2R Class 1A1, 2.5988% 5/27/35 (e)(g)	6,534	6,733
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2555% 12/20/54 (g)	49	48
Series 2006-1A:
Class A5, 0.2955% 12/20/54 (e)(g)	19,676	19,514
Class C2, 1.3555% 12/20/54 (e)(g)	4,170	4,093
Series 2006-2:
Class A4, 0.2355% 12/20/54 (g)	2,806	2,752
Class C1, 1.0955% 12/20/54 (g)	15,090	14,652
Class M2, 0.6155% 12/20/54 (g)	3,000	2,924
Series 2006-3 Class C2, 1.1555% 12/20/54 (g)	6,611	6,442
Series 2006-4:
Class A4, 0.2555% 12/20/54 (g)	5,100	5,055
Class B1, 0.3355% 12/20/54 (g)	13,366	12,961
Class C1, 0.9155% 12/20/54 (g)	8,172	7,849
Class M1, 0.4955% 12/20/54 (g)	3,521	3,405
Series 2007-1:
Class 1C1, 0.7555% 12/20/54 (g)	1,340	1,272
Class 1M1, 0.4555% 12/20/54 (g)	881	855
Class 2C1, 1.0155% 12/20/54 (g)	610	592
Class 2M1, 0.6555% 12/20/54 (g)	1,132	1,105
Class 3A1, 0.3555% 12/20/54 (g)	5,202	5,161
Series 2007-2:
Class 2C1, 1.015% 12/17/54 (g)	1,568	1,522
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-2: - continued
Class 3A1, 0.335% 12/17/54 (g)	$ 1,086	$ 1,077
Granite Mortgages Series 2003-2 Class 1A3, 0.7336% 7/20/43 (g)	4,990	4,983
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6336% 1/20/44 (g)	1,237	1,234
Class 1C, 2.6836% 1/20/44 (g)	2,644	2,794
Series 2004-1 Class 2A1, 0.551% 3/20/44 (g)	16,319	16,264
Series 2004-3 Class 2A1, 0.511% 9/20/44 (g)	4,920	4,894
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.365% 5/25/47 (g)	343	285
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.325% 2/25/37 (g)	560	508
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.507% 6/10/35 (e)(g)	238	219
Class B6, 3.007% 6/10/35 (e)(g)	28	26
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (g)	18	17
TOTAL PRIVATE SPONSOR		132,270
U.S. Government Agency - 2.6%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.655% 9/25/23 (g)	691	694
Series 2010-86 Class FE, 0.605% 8/25/25 (g)	2,261	2,276
Series 2013-9 Class FA, 0.505% 3/25/42 (g)	17,993	18,039
floater planned amortization class Series 2005-90 Class FC, 0.405% 10/25/35 (g)	3,809	3,815
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	7,667	8,138
planned amortization class Series 2012-94 Class E, 3% 6/25/22	4,423	4,591
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	801	896
Series 2003-76 Class BA, 4.5% 3/25/18	164	165
Series 2009-31 Class A, 4% 2/25/24	1,096	1,147
Series 2010-135 Class DE, 2.25% 4/25/24	4,292	4,393
Series 2011-16 Class FB, 0.305% 3/25/31 (g)	10,152	10,153
Series 2010-123 Class DL, 3.5% 11/25/25	1,839	1,904
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-143 Class B, 3.5% 12/25/25	$ 3,119	$ 3,247
Series 2011-23 Class AB, 2.75% 6/25/20	2,507	2,580
Series 2011-88 Class AB, 2.5% 9/25/26	3,265	3,349
Freddie Mac:
floater:
Series 2711 Class FC, 1.055% 2/15/33 (g)	6,251	6,344
Series 3879 Class AF, 0.585% 6/15/41 (g)	9,431	9,488
floater planned amortization class:
Series 2953 Class LF, 0.455% 12/15/34 (g)	2,508	2,514
Series 3117 Class JF, 0.455% 2/15/36 (g)	3,940	3,951
floater sequential payer:
Series 3325:
Class FM, 0.585% 5/15/37 (g)	3,936	3,956
Class FN, 0.585% 5/15/37 (g)	3,936	3,956
Series 3943 Class EF 0.405% 2/15/26 (g)	6,560	6,565
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	10,666	10,835
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	431	450
Series 2535 Class PC, 6% 9/15/32	155	157
Series 2866 Class XE, 4% 12/15/18	197	197
Series 3763 Class QA, 4% 4/15/34	5,430	5,717
Series 3792 Class DF, 0.555% 11/15/40 (g)	13,646	13,676
Series 3820 Class DA, 4% 11/15/35	5,371	5,738
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	134	134
Series 3659 Class EJ 3% 6/15/18	4,761	4,896
Series 3696 Class AE, 1.2% 7/15/15	707	707
Series 3949 Class MK, 4.5% 10/15/34	4,541	4,910
Series 4221-CLS Class GA, 1.4% 7/15/23	21,809	21,781
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-116 Class KF, 0.685% 12/16/39 (g)	2,912	2,937
Series 2012-113 Class FJ, 0.4062% 1/20/42 (g)	7,204	7,187
floater planned amortization class Series 2005-47 Class FX, 0.3062% 5/20/34 (g)	12,830	12,822
floater sequential payer:
Series 2010-120 Class FB 0.4562% 9/20/35 (g)	4,020	4,028
Series 2011-150 Class D, 3% 4/20/37	1,351	1,371
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	$ 693	$ 697
Series 2010-99 Class PT, 3.5% 8/20/33	888	893
TOTAL U.S. GOVERNMENT AGENCY		201,294
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $318,376)		333,564
Commercial Mortgage Securities - 9.3%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4206% 2/14/43 (g)(h)	1,705	38
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	7,430	7,881
Series 2006-4 Class A1A, 5.617% 7/10/46 (g)	14,497	15,618
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.43% 12/25/33 (e)(g)	27	24
Series 2005-4A:
Class A2, 0.545% 1/25/36 (e)(g)	2,543	2,232
Class B1, 1.555% 1/25/36 (e)(g)	107	19
Class M1, 0.605% 1/25/36 (e)(g)	812	478
Class M2, 0.625% 1/25/36 (e)(g)	264	149
Class M3, 0.655% 1/25/36 (e)(g)	350	188
Class M4, 0.765% 1/25/36 (e)(g)	194	101
Class M5, 0.805% 1/25/36 (e)(g)	194	77
Class M6, 0.855% 1/25/36 (e)(g)	197	61
Series 2006-3A Class M4, 0.585% 10/25/36 (e)(g)	40	6
Series 2007-1 Class A2, 0.425% 3/25/37 (e)(g)	1,592	1,161
Series 2007-2A:
Class A1, 0.425% 7/25/37 (e)(g)	308	267
Class A2, 0.475% 7/25/37 (e)(g)	289	210
Class M1, 0.525% 7/25/37 (e)(g)	103	31
Class M2, 0.565% 7/25/37 (e)(g)	57	7
Class M3, 0.645% 7/25/37 (e)(g)	58	4
Class M4, 0.805% 7/25/37 (e)(g)	2	0*
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-3:
Class A2, 0.445% 7/25/37 (e)(g)	$ 384	$ 279
Class M1, 0.465% 7/25/37 (e)(g)	289	186
Class M2, 0.495% 7/25/37 (e)(g)	310	177
Class M3, 0.525% 7/25/37 (e)(g)	503	188
Class M4, 0.655% 7/25/37 (e)(g)	789	171
Class M5, 0.755% 7/25/37 (e)(g)	381	62
Series 2007-4A:
Class A2, 0.702% 9/25/37 (e)(g)	3,761	1,119
Class M1, 1.102% 9/25/37 (e)(g)	593	122
Class M2, 1.202% 9/25/37 (e)(g)	484	41
Series 2006-2A Class IO, 0% 7/25/36 (e)(h)	25,709	0
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AAB, 5.4326% 3/11/39 (g)	1,297	1,299
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.705% 3/15/22 (e)(g)	91	91
Class J, 0.855% 3/15/22 (e)(g)	303	297
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	7,853	7,987
Series 2006-PW13 Class A1A, 5.533% 9/11/41	13,900	14,936
Series 2006-PW14 Class A1A, 5.189% 12/11/38	5,671	6,115
Series 2006-T22 Class A1A, 5.5723% 4/12/38 (g)	14,077	14,913
Series 2005-T18 Class A4, 4.933% 2/13/42	10,710	10,831
Series 2006-PW12 Class A1A, 5.7052% 9/11/38 (g)	10,755	11,503
C-BASS Trust floater Series 2006-SC1 Class A, 0.425% 5/25/36 (e)(g)	2,881	2,801
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	9,687	10,620
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4379% 5/15/35 (e)(g)(h)	18,315	108
CGBAM Commercial Mortgage Trust Series 2013-A1 Class A1, 1.312% 5/15/30 (e)(g)	11,970	12,014
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,100	3,341
Series 2013-GC11 Class A1, 0.754% 4/10/46	5,269	5,252
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1 Class A4, 5.2264% 7/15/44 (g)	4,811	4,962
Series 2006-CD2 Class A1B, 5.3005% 1/15/46 (g)	22,793	23,939
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM Mortgage Trust floater Series 2014-KYO Class A, 1.053% 6/11/27 (e)(g)	$ 22,000	$ 22,030
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.005% 4/15/17 (e)(g)	85	85
sequential payer:
Series 2006-C7 Class A1A, 5.7413% 6/10/46 (g)	20,008	21,310
Series 2006-C8:
Class A1A, 5.292% 12/10/46	12,492	13,494
Class A4, 5.306% 12/10/46	10,980	11,785
Series 2004-LB4A Class A5, 4.84% 10/15/37	9,387	9,400
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	2,461	2,459
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class AX, 1.463% 8/15/36 (g)(h)	1,593	2
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class F, 0.475% 2/15/22 (e)(g)	37	37
CSMC Trust floater Series 2014-ICE:
Class A, 1.05% 4/15/27 (e)(g)	10,814	10,829
Class B, 1.45% 4/15/27 (e)(g)	9,494	9,485
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	1,039	1,052
Del Coronado Trust floater Series 2013-HDC Class A, 0.952% 3/15/26 (e)(g)	5,000	4,996
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.956% 12/5/31 (e)(g)	6,879	6,879
Class A2FL, 0.856% 12/5/31 (e)(g)	9,010	9,007
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	7,318	7,415
sequential payer Series K501 Class A1, 1.337% 6/25/16	7,552	7,571
Series K707 Class A1, 1.615% 9/25/18	9,972	10,088
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.279% 3/10/44 (g)	11,527	12,056
Series 2001-1 Class X1, 1.6605% 5/15/33 (e)(g)(h)	622	0*
Series 2006-C1 Class A1A, 5.279% 3/10/44 (g)	8,120	8,546
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4, 5.301% 8/10/38	70	70
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.556% 4/10/38 (g)	7,531	7,914
Class A4, 5.553% 4/10/38 (g)	6,057	6,328
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (e)	$ 2,330	$ 2,351
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.156% 7/15/31 (e)(g)	5,219	5,219
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	8,124	8,741
Class A4, 5.56% 11/10/39 (g)	5,644	6,058
Series 2011-GC5 Class A1, 1.468% 8/10/44 (g)	2,964	2,985
Series 2012-GC6 Class A1, 1.282% 1/10/45	1,463	1,470
Series 2013-GC12 Class A1, 0.742% 6/10/46 (g)	5,333	5,280
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.156% 11/5/30 (e)(g)	8,353	8,355
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (e)	2,160	2,211
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45	2,413	2,418
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.435% 11/15/18 (e)(g)	78	78
Class F, 0.485% 11/15/18 (e)(g)	182	177
Class G, 0.515% 11/15/18 (e)(g)	158	150
Class H, 0.655% 11/15/18 (e)(g)	121	114
Series 2013-FL3 Class A1, 0.955% 4/15/28 (e)(g)	7,931	7,876
Series 2014-BXH Class A, 1.056% 4/15/27 (e)(g)	14,000	14,009
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	14,879	15,965
Series 2007-LD11 Class A2, 5.79% 6/15/49 (g)	279	279
Series 2013-C10, Class A1, 0.7302% 12/15/47	3,901	3,870
Series 13-LC11 Class A1, 0.7664% 4/15/46	9,192	9,108
Series 2006-LDP7 Class A1A, 5.8657% 4/15/45 (g)	17,175	18,434
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	10,533	10,633
Series 2006-C6 Class A4, 5.372% 9/15/39	3,358	3,605
Series 2004-C8, 4.799% 12/15/29	234	235
Series 2007-C7 Class A3, 5.866% 9/15/45	6,476	7,202
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.286% 11/12/37 (g)	3,967	4,126
Series 2006-C2 Class A1A, 5.739% 8/12/43 (g)	12,920	13,895
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-4 Class XP, 0.6181% 12/12/49 (g)(h)	60,003	105
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	$ 5,910	$ 5,913
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (e)(g)	241	217
Series 2007-XLFA:
Class A2, 0.255% 10/15/20 (e)(g)	3,581	3,579
Class B, 0.285% 10/15/20 (e)(g)	202	202
Class C, 0.315% 10/15/20 (e)(g)	2,400	2,391
Class D, 0.345% 10/15/20 (e)(g)	1,889	1,875
Class E, 0.405% 10/15/20 (e)(g)	562	556
Class F, 0.455% 10/15/20 (e)(g)	337	332
Class G, 0.495% 10/15/20 (e)(g)	417	406
Class H, 0.585% 10/15/20 (e)(g)	262	242
Class J, 0.735% 10/15/20 (e)(g)	152	125
sequential payer:
Series 2007-IQ13 Class A1A, 5.31% 3/15/44	4,713	5,125
Series 2007-IQ14 Class A2, 5.61% 4/15/49	2,180	2,192
Series 2012-C4 Class A1, 1.085% 3/15/45	4,308	4,320
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (g)	10,143	10,799
Series 2006-IQ11 Class A1A, 5.6454% 10/15/42 (g)	15,230	16,148
Series 2007-T27 Class A1A, 5.8312% 6/11/42 (g)	14,321	15,791
SCG Trust Series 2013-SRP1 Class A, 1.552% 11/15/26 (e)(g)	8,956	8,982
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	2,366	2,372
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	4,481	4,460
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.515% 9/15/21 (e)(g)	599	587
Class J, 0.755% 9/15/21 (e)(g)	266	256
Series 2007-WHL8 Class F, 0.635% 6/15/20 (e)(g)	2,172	2,087
sequential payer Series 2006-C29 Class A1A, 5.297% 11/15/48	21,055	22,801
Series 2006-C23:
Class A1A, 5.422% 1/15/45 (g)	14,959	15,736
Class A5, 5.416% 1/15/45 (g)	15,350	16,152
Series 2006-C24 Class A1A, 5.557% 3/15/45 (g)	13,014	13,774
Series 2006-C25 Class A1A, 5.7146% 5/15/43 (g)	10,650	11,362
Series 2006-C26 Class A1A, 6.009% 6/15/45 (g)	13,512	14,504
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C27 Class A3, 5.765% 7/15/45 (g)	$ 9,658	$ 10,208
Series 2007-C31A Class A2, 5.421% 4/15/47	925	926
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A1, 1.676% 7/15/46	13,552	13,591
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	1,240	1,249
Series 2012-C8 Class A1, 0.864% 8/15/45	3,599	3,602
Series 2013-C13 Class A1, 0.778% 5/15/45	3,162	3,156
Series 2013-C14 Class A1, 0.836% 6/15/46	3,347	3,319
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $740,227)		719,030
Municipal Securities - 0.6%

Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	35,250	35,642
Series 2011, 4.511% 3/1/15	14,745	14,998
TOTAL MUNICIPAL SECURITIES (Cost $50,579)		50,640
Foreign Government and Government Agency Obligations - 0.5%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (e)	9,195	9,452
Ontario Province 1% 7/22/16	30,000	30,194
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,164)		39,646
Commercial Paper - 0.1%

Sempra Global 0.7% 3/6/15 (Cost $8,967)	9,000	8,983
Money Market Funds - 0.6%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $43,812)	43,811,936	43,812
Cash Equivalents - 0.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 8/29/14 due 9/2/14 (Collateralized by U.S. Government Obligations) # (b) (Cost $59,212)	$ 59,212	$ 59,212
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $7,802,666)		7,818,755
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(53,589)
NET ASSETS - 100%		$ 7,765,166
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid)(000s)	Unrealized Appreciation/(Depreciation)(000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 269	$ (125)	$ -	$ (125)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $766,978,000 or 9.9% of net assets.

(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,102,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $764,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 737
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amount in thousands)
$59,212,000 due 9/02/14 at 0.06%
Commerz Markets LLC	$ 51,173
HSBC Securities (USA), Inc.	8,039
$ 59,212
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 71
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,203,754	$ -	$ 3,202,990	$ 764
U.S. Government and Government Agency Obligations	2,042,034	-	2,042,034	-
U.S. Government Agency - Mortgage Securities	187,965	-	187,965	-
Asset-Backed Securities	1,130,115	-	1,129,949	166
Collateralized Mortgage Obligations	333,564	-	333,319	245
Commercial Mortgage Securities	719,030	-	718,688	342
Municipal Securities	50,640	-	50,640	-
Foreign Government and Government Agency Obligations	39,646	-	39,646	-
Commercial Paper	8,983	-	8,983	-
Money Market Funds	43,812	43,812	-	-
Cash Equivalents	59,212	-	59,212	-
Total Investments in Securities:	$ 7,818,755	$ 43,812	$ 7,773,426	$ 1,517
Derivative Instruments:
Liabilities
Swaps	$ (125)	$ -	$ (125)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (125)
Total Value of Derivatives	$ -	$ (125)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.6%
United Kingdom	4.2%
Canada	2.3%
Netherlands	1.3%
Japan	1.3%
Others (Individually Less Than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2014

Assets
Investment in securities, at value (including securities loaned of $58,027 and repurchase agreements of $59,212) - See accompanying schedule: Unaffiliated issuers (cost $7,758,854)	$ 7,774,943
Fidelity Central Funds (cost $43,812)	43,812
Total Investments (cost $7,802,666)		$ 7,818,755
Receivable for investments sold		883
Receivable for swaps		1
Receivable for fund shares sold		16,554
Dividends receivable		8
Interest receivable		23,303
Distributions receivable from Fidelity Central Funds		5
Receivable from investment adviser for expense reductions		1
Other receivables		88
Total assets		7,859,598

Liabilities
Payable to custodian bank	$ 12
Payable for investments purchased	15,001
Payable for fund shares redeemed	16,924
Distributions payable	273
Bi-lateral OTC swaps, at value	125
Accrued management fee	2,016
Other affiliated payables	786
Other payables and accrued expenses	83
Collateral on securities loaned, at value	59,212
Total liabilities		94,432

Net Assets		$ 7,765,166
Net Assets consist of:
Paid in capital		$ 7,999,029
Distributions in excess of net investment income		(1,212)
Accumulated undistributed net realized gain (loss) on investments		(248,615)
Net unrealized appreciation (depreciation) on investments		15,964
Net Assets		$ 7,765,166

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2014

Short-Term Bond: Net Asset Value, offering price and redemption price per share ($6,386,148 ÷ 742,373 shares)	$ 8.60

Class F: Net Asset Value, offering price and redemption price per share ($1,379,018 ÷ 160,368 shares)	$ 8.60

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2014

Investment Income
Interest		$ 115,279
Income from Fidelity Central Funds		71
Total income		115,350

Expenses
Management fee	$ 25,536
Transfer agent fees	6,692
Fund wide operations fee	3,110
Independent trustees' compensation	35
Miscellaneous	14
Total expenses before reductions	35,387
Expense reductions	(18)	35,369
Net investment income (loss)		79,981
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,986
Swaps	13
Total net realized gain (loss)		9,999
Change in net unrealized appreciation (depreciation) on: Investment securities	39,277
Swaps	61
Total change in net unrealized appreciation (depreciation)		39,338
Net gain (loss)		49,337
Net increase (decrease) in net assets resulting from operations		$ 129,318

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 79,981	$ 76,943
Net realized gain (loss)	9,999	18,953
Change in net unrealized appreciation (depreciation)	39,338	(60,042)
Net increase (decrease) in net assets resulting from operations	129,318	35,854
Distributions to shareholders from net investment income	(76,664)	(73,882)
Share transactions - net increase (decrease)	(1,225,675)	210,824
Total increase (decrease) in net assets	(1,173,021)	172,796

Net Assets
Beginning of period	8,938,187	8,765,391
End of period (including distributions in excess of net investment income of $1,212 and distributions in excess of net investment income of $1,145, respectively)	$ 7,765,166	$ 8,938,187

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short-Term Bond

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.55	$ 8.59	$ 8.53	$ 8.48	$ 8.22
Income from Investment Operations
Net investment income (loss) B	.082	.073	.098	.127	.186
Net realized and unrealized gain (loss)	.047	(.043)	.066	.052	.264
Total from investment operations	.129	.030	.164	.179	.450
Distributions from net investment income	(.079)	(.070)	(.104)	(.129)	(.190)
Net asset value, end of period	$ 8.60	$ 8.55	$ 8.59	$ 8.53	$ 8.48
Total ReturnA	1.51%	.35%	1.94%	2.13%	5.53%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.96%	.85%	1.15%	1.50%	2.23%
Supplemental Data
Net assets, end of period (in millions)	$ 6,386	$ 7,251	$ 7,494	$ 7,952	$ 7,774
Portfolio turnover rateD	76%	68%	71%	223%	233% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.55	$ 8.58	$ 8.53	$ 8.48	$ 8.22
Income from Investment Operations
Net investment income (loss) B	.091	.082	.106	.135	.193
Net realized and unrealized gain (loss)	.046	(.033)	.056	.053	.265
Total from investment operations	.137	.049	.162	.188	.458
Distributions from net investment income	(.087)	(.079)	(.112)	(.138)	(.198)
Net asset value, end of period	$ 8.60	$ 8.55	$ 8.58	$ 8.53	$ 8.48
Total ReturnA	1.61%	.57%	1.92%	2.23%	5.63%
Ratios to Average Net Assets C, E
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.06%	.95%	1.25%	1.60%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$ 1,379	$ 1,688	$ 1,272	$ 796	$ 344
Portfolio turnover rateD	76%	68%	71%	223%	233% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Short-Term Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis over the remaining life of the security, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, swaps, market discount, deferred trustees compensation, financing transactions and capital loss carryforwards.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 63,278
Gross unrealized depreciation	(45,670)
Net unrealized appreciation (depreciation) on securities	$ 17,608

Tax Cost	$ 7,801,147

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (245,639)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,482

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (103,441)
2018	(142,198)
Total capital loss carryforward	$ (245,639)

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 76,664	$ 73,882

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ 13	$ 61
Totals (a)	$ 13	$ 61

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,159,832 and $2,554,027, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $298.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $17.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Short-Term Bond	$ 61,384	$ 60,146
Class F	15,280	13,736
Total	$ 76,664	$ 73,882

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Short-Term Bond
Shares sold	203,008	248,231	$ 1,744,473	$ 2,132,549
Reinvestment of distributions	6,719	6,649	57,765	57,106
Shares redeemed	(315,408)	(279,723)	(2,709,410)	(2,402,530)
Net increase (decrease)	(105,681)	(24,843)	$ (907,172)	$ (212,875)
Class F
Shares sold	23,606	63,670	$ 202,706	$ 547,058
Reinvestment of distributions	1,770	1,600	15,218	13,736
Shares redeemed	(62,457)	(15,988)	(536,427)	(137,095)
Net increase (decrease)	(37,081)	49,282	$ (318,503)	$ 423,699

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Short Duration Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 46% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Short-Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Term Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Term Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 16, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 8.99% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $45,507,816 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

STP-F-ANN-1014
1.891866.105

Fidelity®

Conservative Income Bond

Fund

Fidelity Conservative Income Bond

Fund

Institutional Class

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Life of fund A
Fidelity® Conservative Income Bond Fund	0.35%	0.63%
Fidelity Conservative Income Bond Fund - Institutional Class	0.45%	0.74%

A From March 3, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Conservative Income Bond Fund, a class of the fund, on March 3, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 3-6 Month Treasury Bill Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending August 31, 2014, amid continued easy monetary policy, low inflation, renewed geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 5.66%, fueled by both interest income as well as capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 9.06%, supported by solid corporate fundamentals, a low default rate and a modestly improving U.S. economy that rebounded from a first-quarter slowdown. Other yield-advantaged sectors also had strong showings, including mortgage-backed securities, which advanced 5.42% versus only 3.57% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had an even stronger period, with The BofA Merrill LynchSM US High Yield Constrained Index returning 10.61%. International markets also fared comparatively well, driven by easy-money policies worldwide, including new accommodations from Europe and China. The Barclays® Global Aggregate Ex USD GDP Weighted Index returned 7.92%.

Comments from Kim Miller, Portfolio Manager of Fidelity® Conservative Income Bond Fund: For the year, the fund's Retail Class and Institutional Class shares returned 0.35% and 0.45%, respectively, outperforming the 0.08% advance of the Barclays® U.S. 3-6 Month Treasury Bill Index. I invested heavily in the bonds of financial institutions this period, an asset class that helped the fund outperform the index. Issuers in the sector have raised more capital, improved their liquidity positions, and reduced their business risks. They also continue to be the subject of regulatory attention, which helps to improve the industry's underlying credit. At period end, the fund had about 59% of its assets invested in financials. Conversely, our industrials holdings performed less well. I cut our position in the sector to about 9% of assets at period end, down from 17% at the start. Good investments in industrials became harder to find because a lot of companies used the low-interest-rate environment to cut their debt levels, so there were simply fewer good bonds that were issued. We kept about 50 to 60% exposure to floating-rate bonds, which contributed modestly this period and positioned the fund for an eventual increase in rates.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Conservative Income Bond	.40%
Actual		$ 1,000.00	$ 1,001.30	$ 2.02
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.30%
Actual		$ 1,000.00	$ 1,001.80	$ 1.51
HypotheticalA		$ 1,000.00	$ 1,023.69	$ 1.53

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of Fund's investments 08/31/14	% of Fund's investments 02/28/14
0 - 30	31.3	40.9
31 - 90	17.3	12.0
91 - 180	7.5	12.8
181 - 397	10.0	2.8
> 397	33.9	31.5

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and permissible maturity shortening features other than interest rates.

Weighted Average Maturity as of August 31, 2014
6 months ago
Years	0.7	0.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	0.2	0.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2014 *		As of February 28, 2014 **
	Corporate Bonds 52.7%		Corporate Bonds 44.6%
	Municipal Securities 20.0%		Municipal Securities 19.8%
	Certificates of Deposit 8.8%		Certificates of Deposit 5.8%
	Commercial Paper 6.7%		Commercial Paper 4.6%
	Cash and Cash Equivalents 13.3%		Cash and Cash Equivalents 25.0%
	Net Other Assets (Liabilities)† (1.5)%		Net Other Assets (Liabilities) 0.2%
* Foreign investments	26.3%	** Foreign investments	19.4%

† Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 52.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.4%
Automobiles - 2.4%
Daimler Finance North America LLC:
0.8341% 1/9/15 (b)(c)	$ 35,000,000	$ 35,054,110
0.9196% 8/1/16 (b)(c)	7,540,000	7,612,173
1.65% 4/10/15 (b)	5,000,000	5,034,520
Volkswagen International Finance NV 0.8321% 11/20/14 (b)(c)	45,000,000	45,055,890
		92,756,693
CONSUMER STAPLES - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14	11,035,000	11,144,622
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Enbridge, Inc. 0.6776% 6/2/17 (c)	6,758,000	6,785,627
Schlumberger Investment SA 0.7803% 9/12/14 (b)(c)	7,500,000	7,501,155
Total Capital Canada Ltd. 0.6136% 1/15/16 (c)	15,000,000	15,070,770
TransCanada PipeLines Ltd. 0.9141% 6/30/16 (c)	13,084,000	13,196,117
		42,553,669
FINANCIALS - 44.4%
Banks - 34.8%
ABN AMRO Bank N.V. Amsterdam BRH 0.6395% 6/6/16 (b)(c)	47,100,000	47,026,006
ABN AMRO Bank NV:
1.0351% 10/28/16 (b)(c)	30,422,000	30,700,666
1.375% 1/22/16 (b)	19,730,000	19,869,807
Bank of America Corp.:
0.4936% 10/14/16 (c)	35,495,000	35,399,589
0.8449% 8/25/17 (c)	18,000,000	18,047,538
1.0496% 3/22/16 (c)	51,140,000	51,512,504
1.25% 1/11/16	7,419,000	7,457,282
1.5% 10/9/15	15,573,000	15,716,552
3.7% 9/1/15	13,000,000	13,382,642
4.75% 8/1/15	31,680,000	32,860,650
Bank of Montreal 0.7006% 9/11/15 (c)	30,290,000	30,436,422
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.6849% 2/26/16 (b)(c)	47,000,000	47,102,037
3.85% 1/22/15 (b)	20,051,000	20,330,711
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Banque Federative du Credit Mutuel SA:
1.0836% 1/20/17 (b)(c)	$ 26,000,000	$ 26,208,624
1.0851% 10/28/16 (b)(c)	67,425,000	67,972,626
Barclays Bank PLC 3.9% 4/7/15	26,950,000	27,481,804
BB&T Corp. 3.2% 3/15/16	6,421,000	6,653,588
BNP Paribas 2.981% 12/20/14 (c)	17,000,000	17,132,396
BNP Paribas SA 0.8203% 12/12/16 (c)	39,273,000	39,414,933
BPCE SA:
1.0831% 2/10/17 (c)	25,000,000	25,247,300
1.4841% 4/25/16 (c)	99,950,000	101,504,223
Branch Banking & Trust Co.:
0.5651% 10/28/15 (c)	15,000,000	15,008,775
0.6574% 12/1/16 (c)	10,000,000	10,044,560
Capital One NA 0.6796% 3/22/16 (c)	10,000,000	10,023,430
Citigroup, Inc.:
0.5181% 11/5/14 (c)	39,157,000	39,168,238
0.9136% 11/15/16 (c)	10,000,000	10,041,860
1.0246% 4/1/16 (c)	33,489,000	33,716,022
1.1941% 7/25/16 (c)	35,000,000	35,337,050
1.25% 1/15/16	29,095,000	29,242,395
1.3% 4/1/16	3,000,000	3,016,827
2.25% 8/7/15	32,500,000	32,993,058
4.587% 12/15/15	10,000,000	10,488,600
Commonwealth Bank of Australia:
0.731% 9/20/16 (b)(c)	10,000,000	10,055,060
1.0306% 9/18/15 (b)(c)	30,000,000	30,242,310
Credit Agricole SA:
1.0818% 10/3/16 (b)(c)	10,000,000	10,101,490
1.3936% 4/15/16 (b)(c)	21,700,000	21,990,889
Fifth Third Bank:
0.7411% 11/18/16 (c)	15,000,000	15,071,550
0.9% 2/26/16	10,000,000	10,029,060
JPMorgan Chase & Co.:
2.6% 1/15/16	20,140,000	20,631,980
3.4% 6/24/15	36,896,000	37,741,546
3.45% 3/1/16	42,000,000	43,624,560
KeyBank NA 0.7249% 11/25/16 (c)	20,807,000	20,904,065
Lloyds TSB Bank PLC 4.375% 1/12/15 (b)	2,660,000	2,697,131
Manufacturers & Traders Trust Co. 0.5341% 7/25/17 (c)	10,000,000	10,008,570
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
PNC Funding Corp. 4.25% 9/21/15	$ 7,267,000	$ 7,556,321
Royal Bank of Canada 0.6906% 9/9/16 (c)	15,000,000	15,096,480
Royal Bank of Scotland Group PLC 2.55% 9/18/15	15,000,000	15,264,045
Societe Generale 3.1% 9/14/15 (b)	16,272,000	16,653,465
Sumitomo Mitsui Banking Corp.:
0.6636% 1/10/17 (c)	7,000,000	7,022,953
0.9016% 7/19/16 (c)	15,000,000	15,115,590
1.9% 1/12/15 (b)	5,300,000	5,322,567
Sumitomo Mitsui Trust Bank Ltd. 1.0121% 9/16/16 (b)(c)	5,000,000	5,032,355
The Toronto Dominion Bank 0.6906% 9/9/16 (c)	20,000,000	20,128,620
Union Bank NA 0.9836% 9/26/16 (c)	20,890,000	21,091,672
Wells Fargo & Co.:
0.7636% 7/20/16 (c)	8,828,000	8,884,693
1.1536% 6/26/15 (c)	10,000,000	10,072,280
1.25% 2/13/15	5,454,000	5,477,343
Wells Fargo Bank NA 0.5136% 7/20/15 (c)	15,000,000	15,033,015
Westpac Banking Corp. 0.9926% 9/25/15 (c)	50,000,000	50,381,750
		1,361,770,075
Capital Markets - 3.0%
JPMorgan Chase & Co.:
0.7536% 2/15/17 (c)	16,400,000	16,488,002
0.8% 4/23/15	16,000,000	16,034,800
0.8549% 2/26/16 (c)	10,000,000	10,055,860
0.8936% 10/15/15 (c)	20,000,000	20,097,900
1.1% 10/15/15	7,390,000	7,422,708
1.125% 2/26/16	8,906,000	8,952,979
1.875% 3/20/15	10,000,000	10,081,040
Morgan Stanley:
0.7136% 10/15/15 (c)	10,000,000	10,029,490
1.4849% 2/25/16 (c)	5,400,000	5,476,162
4% 7/24/15	7,520,000	7,754,120
4.1% 1/26/15	4,000,000	4,058,388
		116,451,449
Consumer Finance - 3.2%
American Express Credit Corp.:
0.6838% 11/13/15 (c)	20,000,000	20,086,400
0.7441% 7/29/16 (c)	10,000,000	10,061,120
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
American Express Credit Corp.: - continued
1.3303% 6/12/15 (c)	$ 15,000,000	$ 15,116,925
2.75% 9/15/15	5,852,000	5,992,366
Capital One Financial Corp.:
0.8771% 11/6/15 (c)	5,000,000	5,024,095
2.15% 3/23/15	9,245,000	9,332,855
Caterpillar Financial Services Corp. 0.4749% 2/26/16 (c)	7,283,000	7,302,264
Ford Motor Credit Co. LLC:
1.4831% 5/9/16 (c)	15,000,000	15,219,660
8.7% 10/1/14	5,840,000	5,875,846
General Electric Capital Corp.:
0.8331% 1/8/16 (c)	5,271,000	5,304,671
0.8836% 7/12/16 (c)	15,000,000	15,142,200
2.15% 1/9/15	9,380,000	9,441,158
		123,899,560
Diversified Financial Services - 3.3%
BP Capital Markets PLC 0.5671% 11/6/15 (c)	20,000,000	20,063,560
Deutsche Bank AG London Branch 0.8438% 2/13/17 (c)	34,135,000	34,308,542
ING Bank NV:
1.1806% 3/7/16 (b)(c)	18,130,000	18,279,935
1.8726% 9/25/15 (b)(c)	27,832,000	28,276,227
4% 3/15/16 (b)	3,000,000	3,143,439
MetLife Institutional Funding II 0.6021% 1/6/15 (b)(c)	25,000,000	25,033,550
		129,105,253
Insurance - 0.1%
Metropolitan Life Global Funding I 0.7636% 7/15/16 (b)(c)	5,000,000	5,040,210
Real Estate Management & Development - 0.0%
Liberty Property LP 5.125% 3/2/15	2,150,000	2,196,062
TOTAL FINANCIALS		1,738,462,609
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.3%
McKesson Corp. 0.6296% 9/10/15 (c)	11,468,000	11,488,998
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.3%
AbbVie, Inc. 0.9971% 11/6/15 (c)	$ 12,000,000	$ 12,090,720
TOTAL HEALTH CARE		23,579,718
INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.5%
Tyco Electronics Group SA 0.4371% 1/29/16 (c)	20,000,000	19,997,380
IT Services - 0.4%
The Western Union Co. 1.2344% 8/21/15 (c)	15,000,000	15,090,450
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett-Packard Co. 2.2% 12/1/15	13,000,000	13,264,160
TOTAL INFORMATION TECHNOLOGY		48,351,990
MATERIALS - 0.9%
Metals & Mining - 0.9%
Rio Tinto Finance (U.S.A.) PLC:
0.781% 6/19/15 (c)	31,500,000	31,587,917
1.0721% 6/17/16 (c)	5,500,000	5,552,932
		37,140,849
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.:
0.6201% 2/12/16 (c)	2,031,000	2,036,931
0.9% 2/12/16	11,042,000	11,077,456
Verizon Communications, Inc.:
0.6295% 6/9/17 (c)	10,000,000	10,032,940
1.7606% 9/15/16 (c)	40,000,000	41,084,600
		64,231,927
UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp. 4.9% 6/15/15	6,499,000	6,715,436
TOTAL NONCONVERTIBLE BONDS (Cost $2,057,567,394)		2,064,937,513
Municipal Securities - 20.0%
	Principal Amount	Value
Alaska Hsg. Fin. Corp. Home Mtg. Rev. Series 2007, 0.17% 9/5/14 (Liquidity Facility Landesbank Baden-Wuerttemberg New York Branch), VRDN (c)	$ 63,545,000	$ 63,545,000
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.3% 9/5/14, VRDN (c)(d)	200,000	200,000
Clark County Fuel Tax Series 2008 A, 0.15% 9/5/14 (Liquidity Facility Landesbank Baden-Wurttemberg), VRDN (c)(d)	36,805,000	36,805,000
Cook County Gen. Oblig. Series 2004 D, 0.5% 9/5/14 (Liquidity Facility Barclays Bank PLC), VRDN (c)	130,000,000	129,999,995
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.3% 9/5/14, VRDN (c)(d)	23,160,000	23,160,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (WDC I LP Dev. Proj.) Series 2000, 0.21% 9/5/14, LOC SunTrust Banks, Inc., VRDN (c)(d)	5,765,000	5,765,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.):
Series 2002, 0.22% 9/2/14, VRDN (c)(d)	64,400,000	64,400,000
Series 2004 A, 0.19% 9/2/14, VRDN (c)	66,010,000	66,010,000
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.28% 9/5/14, VRDN (c)(d)	9,950,000	9,950,000
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds Series 2011 B, 3.125%, tender 11/17/14 (c)	2,465,000	2,475,945
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 0.4% 9/5/14, LOC Societe Generale, VRDN (c)(d)	1,425,000	1,425,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series DCL 08 005, 0.2% 9/5/14 (Liquidity Facility Dexia Cr. Local SA) (c)(e)	14,765,000	14,765,000
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 0.3% 9/5/14, VRDN (c)(d)	3,000,000	3,000,000
New York City Gen. Oblig. Series 2008 J, 0.4% 9/5/14 (Liquidity Facility Dexia Cr. Local SA), VRDN (c)	38,240,000	38,240,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series ROC II R 11711, 0.3% 9/5/14 (Liquidity Facility Citibank NA) (c)(e)	23,300,000	23,300,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.19% 9/2/14, VRDN (c)	50,375,000	50,375,000
Series 2004, 0.19% 9/5/14, VRDN (c)(d)	15,130,000	15,130,000
Series 2009 B, 0.19% 9/2/14, VRDN (c)	2,300,000	2,300,000
Series 2009 C, 0.19% 9/2/14, VRDN (c)	10,700,000	10,700,000
Series 2010 B, 0.19% 9/2/14, VRDN (c)	30,815,000	30,815,000
Series 2010 C, 0.19% 9/2/14, VRDN (c)	66,600,000	66,600,000
Municipal Securities - continued
	Principal Amount	Value
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.): - continued
Series 2010 D, 0.19% 9/2/14, VRDN (c)	$ 10,000,000	$ 10,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.24% 9/5/14, VRDN (c)	11,550,000	11,550,000
Series 2010 B1, 0.27% 9/5/14, VRDN (c)	47,100,000	47,100,000
South Carolina Pub. Svc. Auth. Rev. Series 2013 D, 1.031% 6/1/15 (c)	40,000,000	40,066,800
Stanton County Indl. Dev. Rev. Series 1998, 0.3% 9/5/14, VRDN (c)(d)	1,200,000	1,200,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series MS 3354, 0.22% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)	12,855,000	12,855,000
TOTAL MUNICIPAL SECURITIES (Cost $781,667,064)		781,732,740
Certificates of Deposit - 8.8%

Bank of Nova Scotia yankee 0.6706% 9/11/15 (c)	15,000,000	15,049,440
Barclays Bank PLC yankee 0.56% 10/30/14	25,000,000	25,018,915
Credit Agricole CIB yankee:
0.24% 9/3/14	25,000,000	25,000,450
0.24% 10/8/14	30,000,000	30,002,664
0.26% 10/1/14	30,000,000	30,002,748
0.54% 5/1/15	50,000,000	50,026,855
Credit Suisse AG yankee 0.5049% 8/26/15 (c)	50,000,000	49,989,900
Deutsche Bank yankee 0.5381% 5/5/15 (c)	50,000,000	49,992,150
Natexis Banques Populaires New York Branch yankee 0.24% 9/2/14	25,000,000	25,000,333
Rabobank Nederland New York Branch yankee 0.2674% 9/3/14 (c)	3,300,000	3,300,000
Sumitomo Mitsui Banking Corp. yankee 0.6346% 4/1/15 (c)	40,000,000	40,065,040
TOTAL CERTIFICATES OF DEPOSIT (Cost $343,290,929)		343,448,495
Commercial Paper - 6.7%

ABN AMRO Funding U.S.A. LLC:
0.275% 10/17/14	40,000,000	39,991,560
0.29% 12/8/14	41,000,000	40,976,421
Commercial Paper - continued
	Principal Amount	Value
Credit Suisse AG yankee:
0.22% 9/24/14	$ 25,000,000	$ 24,997,163
0.22% 11/4/14	10,000,000	9,995,955
0.26% 11/10/14	40,000,000	39,981,884
ING U.S. Funding LLC yankee 0.24% 11/4/14	40,000,000	39,986,972
Landesbank Hessen-Thuringen yankee 0.27% 11/19/14	50,000,000	49,978,930
Manhattan Asset Funding Co. LLC yankee 0.18% 10/1/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	10,000,000	9,998,515
Sempra Global 0.7% 3/6/15	4,000,000	3,992,461
TOTAL COMMERCIAL PAPER (Cost $259,863,271)		259,899,861
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $138,411,967)	138,411,967	138,411,967
Cash Equivalents - 9.8%
	Maturity Amount
Repurchase Agreements:
With:
Credit Suisse Securities (U.S.A.) LLC at 0.63%, dated 7/3/14 due 10/1/14 (Collateralized by U.S. Government Obligations valued at $20,623,578, 0.85%- 25.17%, 7/16/44 - 1/16/53)	$ 20,031,500	20,001,800
Mizuho Securities U.S.A., Inc. at 1.4%, dated:
4/17/14 due 10/15/14 (Collateralized by Corporate Obligations valued at $62,423,685, 0%- 9.5%, 9/4/14 - 9/15/65)	60,422,333	60,005,400
8/12/14 due 3/12/15 (Collateralized by U.S. Government Obligations valued at $66,582,325, 0%- 6.6%, 1/8/15 - 6/15/44)	65,535,889	65,058,500
Morgan Stanley & Co., Inc. at:
0.9%, dated 6/6/14 due 3/2/15 (Collateralized by Corporate Obligations valued at $32,473,035, 0%- 13.5%, 11/28/14 - 10/15/36) (c)(f)	30,201,750	29,997,090
Cash Equivalents - continued
	Maturity Amount	Value
With: - continued
Morgan Stanley & Co., Inc. at:
1.35%, dated 3/7/14 due 12/8/14 (Collateralized by Mortgage Loan Obligations valued at $100,419,573, 3.36%- 8.53%, 8/1/26 - 12/11/49)	$ 95,983,250	$ 95,004,750
RBS Securities, Inc. at 1.6%, dated 3/25/14 due 3/19/15 (Collateralized by Mortgage Loan Obligations valued at $125,066,660, 0%- 7.05%, 9/25/19 - 3/22/51)	116,834,889	115,044,850
TOTAL CASH EQUIVALENTS (Cost $385,000,000)		385,112,390
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $3,965,800,625)		3,973,542,966
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(57,224,984)
NET ASSETS - 100%		$ 3,916,317,982
Security Type Abbreviations
VRDN	-	Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $541,336,953 or 13.8% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) The maturity amount is based on the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 400,946
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,064,937,513	$ -	$ 2,064,937,513	$ -
Municipal Securities	781,732,740	-	781,732,740	-
Certificates of Deposit	343,448,495	-	343,448,495	-
Commercial Paper	259,899,861	-	259,899,861	-
Money Market Funds	138,411,967	138,411,967	-	-
Cash Equivalents	385,112,390	-	385,112,390	-
Total Investments in Securities:	$ 3,973,542,966	$ 138,411,967	$ 3,835,130,999	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	73.7%
France	8.3%
Netherlands	5.0%
United Kingdom	2.6%
Canada	2.6%
Japan	2.5%
Australia	2.4%
Germany	2.2%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014

Assets
Investment in securities, at value (including repurchase agreements of $385,112,390) - See accompanying schedule: Unaffiliated issuers (cost $3,827,388,658)	$ 3,835,130,999
Fidelity Central Funds (cost $138,411,967)	138,411,967
Total Investments (cost $3,965,800,625)		$ 3,973,542,966
Receivable for fund shares sold		4,001,089
Dividends receivable		1,280
Interest receivable		8,411,527
Distributions receivable from Fidelity Central Funds		9,093
Receivable from investment adviser for expense reductions		90,727
Total assets		3,986,056,682

Liabilities
Payable for investments purchased	$ 64,800,877
Payable for fund shares redeemed	3,555,343
Distributions payable	185,353
Accrued management fee	973,702
Other affiliated payables	223,425
Total liabilities		69,738,700

Net Assets		$ 3,916,317,982
Net Assets consist of:
Paid in capital		$ 3,907,849,069
Undistributed net investment income		1,484
Accumulated undistributed net realized gain (loss) on investments		725,088
Net unrealized appreciation (depreciation) on investments		7,742,341
Net Assets		$ 3,916,317,982

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2014

Conservative Income Bond: Net Asset Value, offering price and redemption price per share ($1,495,214,113 ÷ 148,854,967 shares)	$ 10.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,421,103,869 ÷ 241,029,778 shares)	$ 10.04

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2014

Investment Income
Interest		$ 25,130,569
Income from Fidelity Central Funds		400,946
Total income		25,531,515

Expenses
Management fee	$ 10,756,672
Transfer agent fees	2,554,260
Independent trustees' compensation	14,515
Miscellaneous	5,786
Total expenses before reductions	13,331,233
Expense reductions	(1,039,970)	12,291,263
Net investment income (loss)		13,240,252
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		823,789
Change in net unrealized appreciation (depreciation) on investment securities		3,050,673
Net gain (loss)		3,874,462
Net increase (decrease) in net assets resulting from operations		$ 17,114,714

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,240,252	$ 14,992,291
Net realized gain (loss)	823,789	1,371,331
Change in net unrealized appreciation (depreciation)	3,050,673	336,701
Net increase (decrease) in net assets resulting from operations	17,114,714	16,700,323
Distributions to shareholders from net investment income	(13,301,508)	(14,973,407)
Distributions to shareholders from net realized gain	(947,987)	(917,202)
Total distributions	(14,249,495)	(15,890,609)
Share transactions - net increase (decrease)	905,681,904	1,230,532,924
Total increase (decrease) in net assets	908,547,123	1,231,342,638

Net Assets
Beginning of period	3,007,770,859	1,776,428,221
End of period (including undistributed net investment income of $1,484 and undistributed net investment income of $62,739, respectively)	$ 3,916,317,982	$ 3,007,770,859

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Conservative Income Bond

Years ended August 31,	2014	2013	2012	2011G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.03	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.031	.057	.072	.017
Net realized and unrealized gain (loss)	.004	.015	.037	(.011)
Total from investment operations	.035	.072	.109	.006
Distributions from net investment income	(.032)	(.058)	(.069)	(.016)
Distributions from net realized gain	(.003)	(.004)	-	-
Total distributions	(.035)	(.062)	(.069)	(.016)
Net asset value, end of period	$ 10.04	$ 10.04	$ 10.03	$ 9.99
Total ReturnB, C	.35%	.72%	1.09%	.06%
Ratios to Average Net Assets E, H
Expenses before reductions	.40%	.40%	.40%	.40%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%A
Net investment income (loss)	.31%	.57%	.72%	.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,495,214	$ 1,412,589	$ 824,998	$ 313,082
Portfolio turnover rateF	66%	47%	31%	18% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 3, 2011 (commencement of operations) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2014	2013	2012	2011G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.03	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.041	.067	.082	.022
Net realized and unrealized gain (loss)	.004	.015	.037	(.011)
Total from investment operations	.045	.082	.119	.011
Distributions from net investment income	(.042)	(.068)	(.079)	(.021)
Distributions from net realized gain	(.003)	(.004)	-	-
Total distributions	(.045)	(.072)	(.079)	(.021)
Net asset value, end of period	$ 10.04	$ 10.04	$ 10.03	$ 9.99
Total ReturnB, C	.45%	.82%	1.20%	.11%
Ratios to Average Net Assets E, H
Expenses before reductions	.35%	.35%	.35%	.35%A
Expenses net of fee waivers, if any	.30%	.30%	.30%	.30%A
Expenses net of all reductions	.30%	.30%	.30%	.30%A
Net investment income (loss)	.41%	.67%	.82%	.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,421,104	$ 1,595,181	$ 951,430	$ 211,344
Portfolio turnover rateF	66%	47%	31%	18% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 3, 2011 (commencement of operations) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

1. Organization.

Fidelity Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Bond Class shares and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,010,240
Gross unrealized depreciation	(267,899)
Net unrealized appreciation (depreciation) on securities	$ 7,742,341

Tax Cost	$ 3,965,800,625

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 726,571
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,742,341

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 13,933,499	$ 15,890,609
Long-term Capital Gains	315,996	-
Total	$ 14,249,495	$ 15,890,609

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash

Annual Report

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,523,789,347 and $1,262,780,232, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Bond Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

Amount
Conservative Income Bond	$ 1,522,963
Institutional Class	1,031,297
$ 2,554,260

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,786 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class to the extent annual operating expenses exceeded .30% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced Institutional Class' expenses by $1,038,366.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,419.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $185.

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Conservative Income Bond	$ 4,828,274	$ 6,076,742
Institutional Class	8,473,234	8,896,665
Total	$ 13,301,508	$ 14,973,407
From net realized gain
Conservative Income Bond	$ 441,732	$ 406,894
Institutional Class	506,255	510,308
Total	$ 947,987	$ 917,202

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Conservative Income Bond
Shares sold	107,791,369	143,177,572	$ 1,082,294,053	$ 1,437,298,592
Reinvestment of distributions	444,666	580,539	4,464,664	5,827,311
Shares redeemed	(100,124,165)	(85,264,611)	(1,005,328,059)	(855,901,233)
Net increase (decrease)	8,111,870	58,493,500	$ 81,430,658	$ 587,224,670
Institutional Class
Shares sold	189,175,881	135,638,647	$ 1,899,446,165	$ 1,361,589,227
Reinvestment of distributions	727,294	757,929	7,302,407	7,607,990
Shares redeemed	(107,808,155)	(72,316,188)	(1,082,497,326)	(725,888,963)
Net increase (decrease)	82,095,020	64,080,388	$ 824,251,246	$ 643,308,254

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of period, Strategic Advisers Short Duration Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Conservative Income Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Conservative Income Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Conservative Income Bond Fund as of August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 20, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey and Elizabeth S. Acton, each of the Trustees oversees 233 funds. Mr. Curvey oversees 406 funds. Ms. Acton oversees 215 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Conservative Income Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Conservative Income Bond	10/13/14	10/10/14	$0.000	$0.002
Institutional Class	10/13/14	10/10/14	$0.000	$0.002

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2014, $13,199, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.53% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $6,026,161 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FCV-UANN-1014
1.924088.103

Fidelity®

Intermediate Bond

Fund

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Bond Fund	4.18%	4.80%	4.16%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Bond Fund on August 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Intermediate Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending August 31, 2014, amid continued easy monetary policy, low inflation, renewed geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 5.66%, fueled by both interest income as well as capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 9.06%, supported by solid corporate fundamentals, a low default rate and a modestly improving U.S. economy that rebounded from a first-quarter slowdown. Other yield-advantaged sectors also had strong showings, including mortgage-backed securities, which advanced 5.42%, versus only 3.57% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had an even stronger period, with The BofA Merrill LynchSM US High Yield Constrained Index returning 10.61%. International markets also fared comparatively well, driven by easy-money policies worldwide, including new accommodations from Europe and China. The Barclays® Global Aggregate Ex USD GDP Weighted Index returned 7.92%.

Comments from Robin Foley and Rob Galusza, Lead Portfolio Manager and Co-Portfolio Manager respectively, of Fidelity® Intermediate Bond Fund: The fund rose 4.18% for the 12 months ending August 31, 2014, outperforming the 3.55% gain of the Barclays® U.S. Intermediate Government/Credit Bond Index. Security selection and sector rotation drove the fund's relative performance. Within corporate bonds, we focused heavily this period on financial institutions, a sector in which we strongly outperformed. Outside of corporates, we did well with our holdings in the industrials sector including energy and communications companies that are benefiting from strong industry trends. Some of our commercial mortgage-backed securities holdings also contributed to returns. Conversely, our holdings in government-agency securities underperformed. We also owned very little sovereign debt this period, another area that detracted somewhat from results; our team didn't have enough conviction to hold very much non-U.S. government debt, due partly to increased geopolitical risks. As in prior periods, we maintained a large underweighting in Treasuries so we could focus on sectors with more attractive yields, although we did increase our Treasuries a bit toward period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Actual	.45%	$ 1,000.00	$ 1,014.80	$ 2.29
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
U.S. Government and U.S. Government Agency Obligations 39.9%	U.S. Government and U.S. Government Agency Obligations† 34.7%
AAA 8.5%	AAA 9.5%
AA 5.5%	AA 5.4%
A 14.4%	A 15.5%
BBB 25.5%	BBB 29.6%
BB and Below 3.6%	BB and Below 3.8%
Not Rated 0.0%††	Not Rated 0.1%
Equities 0.0%††	Equities 0.0%
Short-Term Investments and Net Other Assets 2.6%	Short-Term Investments and Net Other Assets 1.4%
We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2014
6 months ago
Years	4.2	4.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	3.8	3.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2014*		As of February 28, 2014**
	Corporate Bonds 45.3%		Corporate Bonds 49.9%
	U.S. Government and U.S. Government Agency Obligations 39.9%		U.S. Government and U.S. Government Agency Obligations† 34.7%
	Asset-Backed Securities 2.9%		Asset-Backed Securities 3.7%
	CMOs and Other Mortgage Related Securities 7.5%		CMOs and Other Mortgage Related Securities 8.5%
	Municipal Bonds 0.4%		Municipal Bonds 0.4%
	Other Investments 1.4%		Other Investments 1.4%
	Short-Term Investments and Net Other Assets (Liabilities) 2.6%		Short-Term Investments and Net Other Assets (Liabilities) 1.4%
* Foreign investments	9.7%	** Foreign investments	11.8%

* Futures and Swaps	0.0%††	** Futures and Swaps	0.0%††

† Includes NCUA Guaranteed Notes

†† Amount represents less than 0.1%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 44.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.7%
Automobiles - 1.1%
Daimler Finance North America LLC:
1.25% 1/11/16 (b)	$ 8,000	$ 8,061
1.45% 8/1/16 (b)	2,380	2,403
2.25% 9/3/19 (b)	17,149	17,170
Volkswagen Group of America Finance LLC 2.125% 5/23/19 (b)	3,670	3,665
Volkswagen International Finance NV:
1.6% 11/20/17 (b)	4,220	4,234
2.375% 3/22/17 (b)	3,940	4,059
		39,592
Household Durables - 0.2%
Toll Brothers Finance Corp. 4% 12/31/18	5,175	5,266
Media - 2.1%
Comcast Corp.:
4.95% 6/15/16	2,432	2,613
5.15% 3/1/20	4,685	5,372
5.7% 5/15/18	355	406
COX Communications, Inc. 5.5% 10/1/15	1,342	1,409
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	4,504	4,631
5.875% 10/1/19	287	333
Discovery Communications LLC:
3.25% 4/1/23	563	557
3.7% 6/1/15	5,906	6,046
NBCUniversal, Inc. 5.15% 4/30/20	6,800	7,784
News America, Inc.:
5.3% 12/15/14	968	982
6.9% 3/1/19	5,426	6,485
Time Warner Cable, Inc.:
5.85% 5/1/17	4,293	4,793
6.75% 7/1/18	7,189	8,448
8.25% 4/1/19	2,550	3,208
Time Warner, Inc.:
3.15% 7/15/15	204	209
4.875% 3/15/20	5,060	5,640
5.875% 11/15/16	5,025	5,544
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
3.5% 4/1/17	$ 3,145	$ 3,322
6.125% 10/5/17	3,071	3,489
		71,271
Specialty Retail - 0.3%
AutoZone, Inc. 3.7% 4/15/22	3,290	3,412
Lowe's Companies, Inc. 4.625% 4/15/20	4,793	5,344
TJX Companies, Inc. 2.75% 6/15/21	3,201	3,224
		11,980
TOTAL CONSUMER DISCRETIONARY		128,109
CONSUMER STAPLES - 2.5%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	6,585	6,667
FBG Finance Ltd. 5.125% 6/15/15 (b)	3,800	3,934
Heineken NV:
1.4% 10/1/17 (b)	2,092	2,084
2.75% 4/1/23 (b)	2,186	2,127
PepsiCo, Inc. 7.9% 11/1/18	5,580	6,881
SABMiller Holdings, Inc.:
2.2% 8/1/18 (b)	3,580	3,629
2.45% 1/15/17 (b)	8,430	8,685
		34,007
Food & Staples Retailing - 0.3%
CVS Caremark Corp.:
2.25% 12/5/18	2,601	2,628
4.125% 5/15/21	4,367	4,742
Walgreen Co.:
1.8% 9/15/17	1,743	1,755
3.1% 9/15/22	2,519	2,497
		11,622
Food Products - 0.5%
Cargill, Inc.:
3.25% 11/15/21 (b)	4,000	4,126
6% 11/27/17 (b)	781	885
General Mills, Inc. 5.2% 3/17/15	3,350	3,435
Kraft Foods Group, Inc. 2.25% 6/5/17	4,150	4,243
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Tyson Foods, Inc. 2.65% 8/15/19	$ 3,500	$ 3,547
William Wrigley Jr. Co. 2% 10/20/17 (b)	2,937	2,976
		19,212
Tobacco - 0.7%
Altria Group, Inc. 9.7% 11/10/18	3,287	4,265
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,536
Reynolds American, Inc.:
1.05% 10/30/15	4,658	4,662
3.25% 11/1/22	2,145	2,100
6.75% 6/15/17	3,818	4,341
		22,904
TOTAL CONSUMER STAPLES		87,745
ENERGY - 5.1%
Energy Equipment & Services - 0.6%
DCP Midstream LLC 5.35% 3/15/20 (b)	4,118	4,551
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,894
Halliburton Co. 6.15% 9/15/19	2,601	3,085
Nabors Industries, Inc. 2.35% 9/15/16	1,770	1,819
Noble Holding International Ltd. 2.5% 3/15/17	1,741	1,780
Petrofac Ltd. 3.4% 10/10/18 (b)	4,400	4,556
		21,685
Oil, Gas & Consumable Fuels - 4.5%
Anadarko Petroleum Corp.:
5.95% 9/15/16	373	410
6.375% 9/15/17	3,957	4,511
Apache Corp. 1.75% 4/15/17	1,146	1,162
BG Energy Capital PLC 2.875% 10/15/16 (b)	4,300	4,458
Cenovus Energy, Inc. 5.7% 10/15/19	4,250	4,918
Continental Resources, Inc. 3.8% 6/1/24 (b)	5,100	5,209
DCP Midstream Operating LP:
2.5% 12/1/17	1,922	1,969
2.7% 4/1/19	324	328
3.875% 3/15/23	3,530	3,612
Devon Energy Corp. 2.25% 12/15/18	3,355	3,385
Duke Energy Field Services 5.375% 10/15/15 (b)	1,581	1,644
El Paso Natural Gas Co. 5.95% 4/15/17	178	198
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enbridge Energy Partners LP 4.2% 9/15/21	$ 4,308	$ 4,610
Enterprise Products Operating LP:
1.25% 8/13/15	3,123	3,142
4.05% 2/15/22	4,350	4,667
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	170	185
Kinder Morgan Energy Partners LP 2.65% 2/1/19	4,636	4,680
Marathon Petroleum Corp. 3.5% 3/1/16	5,906	6,132
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	6,841	6,847
Nexen, Inc. 5.2% 3/10/15	1,177	1,205
Petro-Canada 6.05% 5/15/18	1,874	2,152
Petrobras Global Finance BV:
3.25% 3/17/17	4,220	4,317
4.375% 5/20/23	3,700	3,651
Petrobras International Finance Co. Ltd. 5.75% 1/20/20	5,269	5,680
Petroleos Mexicanos:
3.125% 1/23/19 (b)	521	542
3.5% 1/30/23	3,205	3,176
4.875% 1/24/22	4,300	4,672
4.875% 1/18/24	1,175	1,278
4.875% 1/18/24 (b)	2,505	2,725
Phillips 66 Co. 2.95% 5/1/17	8,400	8,776
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,551	2,634
5.75% 1/15/20	6,268	7,259
Schlumberger Investment SA 1.25% 8/1/17 (b)	6,000	6,001
Southeast Supply Header LLC 4.25% 6/15/24 (b)	3,066	3,165
Spectra Energy Capital, LLC 5.65% 3/1/20	237	267
Suncor Energy, Inc. 6.1% 6/1/18	5,571	6,424
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	962
4.55% 6/24/24	4,547	4,580
Total Capital International SA 2.125% 1/10/19	8,195	8,279
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,717	1,870
Western Gas Partners LP:
2.6% 8/15/18	3,512	3,579
5.375% 6/1/21	4,300	4,887
Williams Partners LP 4.3% 3/4/24	4,990	5,220
		155,368
TOTAL ENERGY		177,053
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 22.1%
Banks - 10.2%
Australia & New Zealand Banking Group Ltd.:
1.45% 5/15/18	$ 3,890	$ 3,855
1.875% 10/6/17	4,100	4,157
Bank of America Corp.:
2% 1/11/18	3,000	3,013
2.65% 4/1/19	7,598	7,675
3.875% 3/22/17	326	346
4.2% 8/26/24	3,440	3,492
5.75% 12/1/17	6,840	7,672
5.875% 1/5/21	5,905	6,886
Bank of America NA:
1.25% 2/14/17	5,292	5,301
5.3% 3/15/17	1,267	1,382
Bank of Montreal 2.5% 1/11/17	4,210	4,347
Bank of Nova Scotia 2.8% 7/21/21	3,440	3,455
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.65% 2/26/18 (b)	4,760	4,741
Barclays Bank PLC 2.5% 2/20/19	2,100	2,134
BNP Paribas 2.375% 9/14/17	6,400	6,539
BNP Paribas SA 2.45% 3/17/19	3,370	3,409
BPCE SA 1.625% 2/10/17	4,965	4,998
Capital One Bank NA 2.25% 2/13/19	6,545	6,561
Capital One NA 2.95% 7/23/21	3,430	3,435
CIT Group, Inc. 3.875% 2/19/19	7,345	7,437
Citigroup, Inc.:
1.7% 7/25/16	1,000	1,012
1.75% 5/1/18	6,000	5,972
2.55% 4/8/19	11,680	11,795
6.125% 5/15/18	100	115
Comerica, Inc. 2.125% 5/23/19	2,052	2,050
Commonwealth Bank of Australia:
1.125% 3/13/17	5,000	4,995
2.25% 3/13/19	8,340	8,411
Credit Suisse AG 6% 2/15/18	9,794	11,060
Discover Bank 2% 2/21/18	8,400	8,430
Fifth Third Bancorp:
2.3% 3/1/19	1,841	1,848
4.5% 6/1/18	440	479
Fifth Third Bank 1.45% 2/28/18	4,000	3,975
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,283	4,934
HBOS PLC 6.75% 5/21/18 (b)	3,004	3,442
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
HSBC Bank PLC 1.5% 5/15/18 (b)	$ 3,890	$ 3,853
HSBC Holdings PLC:
4% 3/30/22	3,778	4,047
5.1% 4/5/21	4,270	4,892
HSBC U.S.A., Inc.:
1.625% 1/16/18	3,579	3,591
2.375% 2/13/15	3,402	3,433
2.625% 9/24/18	1,804	1,857
Huntington Bancshares, Inc. 7% 12/15/20	1,204	1,450
Huntington National Bank 2.2% 4/1/19	4,985	4,989
Intesa Sanpaolo SpA 2.375% 1/13/17	6,760	6,849
JPMorgan Chase & Co.:
2.35% 1/28/19	16,470	16,629
4.5% 1/24/22	4,210	4,613
JPMorgan Chase Bank 6% 10/1/17	12,071	13,633
KeyBank NA 1.65% 2/1/18	2,625	2,629
KeyCorp. 5.1% 3/24/21	4,303	4,889
Marshall & Ilsley Bank 5% 1/17/17	5,254	5,617
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (b)	7,500	7,473
Nordea Bank AB:
0.875% 5/13/16 (b)	5,850	5,855
2.375% 4/4/19 (b)	3,360	3,397
PNC Bank NA:
1.125% 1/27/17	8,215	8,228
2.2% 1/28/19	3,285	3,310
Rabobank Nederland New York Branch 2.25% 1/14/19	6,560	6,666
Regions Bank 7.5% 5/15/18	6,078	7,172
Regions Financial Corp.:
2% 5/15/18	3,910	3,893
5.75% 6/15/15	31	32
Royal Bank of Canada 1.5% 1/16/18	8,080	8,100
Royal Bank of Scotland Group PLC 5.125% 5/28/24	5,130	5,233
Sumitomo Mitsui Banking Corp. 2.45% 1/10/19	4,000	4,060
SunTrust Bank 2.75% 5/1/23	4,300	4,162
SunTrust Banks, Inc. 3.5% 1/20/17	9,273	9,764
The Toronto Dominion Bank 2.625% 9/10/18	5,842	6,011
Wachovia Bank NA 6% 11/15/17	5,655	6,430
Wells Fargo & Co.:
2.15% 1/15/19	5,077	5,119
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Wells Fargo & Co.: - continued
3% 1/22/21	$ 6,034	$ 6,174
Westpac Banking Corp. 2% 8/14/17	7,300	7,448
		350,851
Capital Markets - 2.4%
BlackRock, Inc. 4.25% 5/24/21	3,460	3,814
Goldman Sachs Group, Inc.:
2.375% 1/22/18	4,020	4,084
2.625% 1/31/19	7,920	8,016
5.95% 1/18/18	10,163	11,468
6.15% 4/1/18	3,044	3,468
Lazard Group LLC:
4.25% 11/14/20	1,723	1,816
6.85% 6/15/17	4,983	5,650
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	1,406	1,597
6.875% 4/25/18	5,859	6,832
Morgan Stanley:
2.125% 4/25/18	3,910	3,933
2.375% 7/23/19	3,430	3,423
2.5% 1/24/19	9,985	10,100
5.45% 1/9/17	1,019	1,116
5.625% 9/23/19	933	1,066
5.75% 1/25/21	4,378	5,084
5.95% 12/28/17	2,475	2,800
6.625% 4/1/18	653	756
7.3% 5/13/19	3,668	4,439
UBS AG Stamford Branch 2.375% 8/14/19	5,170	5,187
		84,649
Consumer Finance - 1.4%
American Express Credit Corp. 2.125% 3/18/19	5,000	5,012
Capital One Financial Corp.:
2.45% 4/24/19	2,760	2,776
3.15% 7/15/16	4,360	4,531
Discover Financial Services:
3.85% 11/21/22	196	201
5.2% 4/27/22	710	789
6.45% 6/12/17	2,977	3,353
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC:
1.7% 5/9/16	$ 4,000	$ 4,043
4.25% 9/20/22	4,080	4,360
General Electric Capital Corp.:
1.6% 11/20/17	11,000	11,067
6.375% 11/15/67 (d)	5,670	6,287
Hyundai Capital America:
2.125% 10/2/17 (b)	1,463	1,483
2.55% 2/6/19 (b)	2,513	2,546
2.875% 8/9/18 (b)	1,665	1,717
Synchrony Financial:
1.875% 8/15/17	822	828
3% 8/15/19	1,208	1,225
		50,218
Diversified Financial Services - 0.8%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	1,596	1,611
BP Capital Markets PLC:
3.2% 3/11/16	4,270	4,439
3.245% 5/6/22	4,160	4,246
Deutsche Bank AG London Branch 2.5% 2/13/19	8,876	9,013
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	2,383	2,435
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	1,271	1,291
TECO Finance, Inc.:
4% 3/15/16	1,147	1,202
5.15% 3/15/20	1,709	1,924
		26,161
Insurance - 2.6%
AIA Group Ltd. 2.25% 3/11/19 (b)	743	743
American International Group, Inc.:
2.3% 7/16/19	1,621	1,627
4.875% 6/1/22	4,038	4,533
Aon Corp.:
3.5% 9/30/15	6,239	6,432
5% 9/30/20	4,000	4,502
Axis Capital Holdings Ltd. 5.75% 12/1/14	617	625
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	5,000	5,065
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	1,929	1,997
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	$ 1,889	$ 2,159
5.375% 3/15/17	149	164
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	4,280	4,732
Marsh & McLennan Companies, Inc.:
2.55% 10/15/18	3,559	3,637
4.8% 7/15/21	2,565	2,859
Metropolitan Life Global Funding I:
1.5% 1/10/18 (b)	9,444	9,412
2.3% 4/10/19 (b)	8,370	8,427
Pacific LifeCorp 6% 2/10/20 (b)	2,213	2,541
Prudential Financial, Inc.:
3.5% 5/15/24	3,345	3,391
4.5% 11/15/20	4,820	5,291
Symetra Financial Corp. 6.125% 4/1/16 (b)	6,640	7,082
Unum Group:
4% 3/15/24	3,330	3,469
5.625% 9/15/20	5,021	5,751
7.125% 9/30/16	4,802	5,391
		89,830
Real Estate Investment Trusts - 2.1%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	723	725
4.6% 4/1/22	1,262	1,344
AvalonBay Communities, Inc.:
3.625% 10/1/20	1,583	1,668
4.2% 12/15/23	6,745	7,220
Boston Properties, Inc. 3.85% 2/1/23	3,900	4,060
Camden Property Trust 4.25% 1/15/24	2,807	2,972
DDR Corp.:
4.75% 4/15/18	1,990	2,156
7.5% 4/1/17	2,748	3,143
Developers Diversified Realty Corp. 4.625% 7/15/22	1,318	1,413
Duke Realty LP:
3.625% 4/15/23	1,976	1,969
3.875% 10/15/22	3,009	3,087
6.75% 3/15/20	291	347
8.25% 8/15/19	57	71
Equity One, Inc.:
3.75% 11/15/22	8,200	8,238
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.: - continued
6% 9/15/17	$ 3,451	$ 3,835
6.25% 1/15/17	545	601
Federal Realty Investment Trust:
5.9% 4/1/20	42	49
6.2% 1/15/17	685	764
HCP, Inc. 4.25% 11/15/23	5,100	5,299
Health Care REIT, Inc. 2.25% 3/15/18	1,651	1,673
HRPT Properties Trust:
5.75% 11/1/15	1,526	1,567
6.25% 6/15/17	1,361	1,457
6.65% 1/15/18	792	878
Kimco Realty Corp. 3.2% 5/1/21	5,040	5,086
Lexington Corporate Properties Trust 4.4% 6/15/24	1,190	1,211
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (b)	1,104	1,140
Simon Property Group LP:
2.15% 9/15/17	6,685	6,856
2.2% 2/1/19	3,118	3,155
2.8% 1/30/17	972	1,011
		72,995
Real Estate Management & Development - 2.6%
BioMed Realty LP:
3.85% 4/15/16	8,587	8,977
6.125% 4/15/20	1,521	1,759
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,106	4,163
5.7% 5/1/17	2,338	2,559
Corporate Office Properties LP 3.7% 6/15/21	2,256	2,261
ERP Operating LP:
4.625% 12/15/21	3,194	3,544
4.75% 7/15/20	2,996	3,347
5.375% 8/1/16	1,323	1,436
5.75% 6/15/17	5,803	6,497
Essex Portfolio LP:
3.875% 5/1/24	2,403	2,458
5.5% 3/15/17	3,558	3,917
Liberty Property LP:
4.125% 6/15/22	1,971	2,068
4.75% 10/1/20	7,111	7,703
5.125% 3/2/15	1,250	1,277
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
5.5% 12/15/16	$ 1,941	$ 2,113
6.625% 10/1/17	2,744	3,126
Mack-Cali Realty LP:
2.5% 12/15/17	2,891	2,921
4.5% 4/18/22	1,234	1,253
7.75% 8/15/19	539	647
Mid-America Apartments LP 4.3% 10/15/23	696	735
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,661
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	2,195	2,360
Regency Centers LP:
3.75% 6/15/24	2,349	2,386
5.25% 8/1/15	3,106	3,233
5.875% 6/15/17	1,727	1,922
Tanger Properties LP:
6.125% 6/1/20	4,208	4,903
6.15% 11/15/15	4,191	4,458
Ventas Realty LP 1.25% 4/17/17	1,643	1,641
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	2,589	2,607
		88,932
TOTAL FINANCIALS		763,636
HEALTH CARE - 1.6%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	3,264	3,651
Celgene Corp. 2.45% 10/15/15	472	481
		4,132
Health Care Providers & Services - 1.3%
Aetna, Inc. 2.75% 11/15/22	2,041	2,005
Coventry Health Care, Inc. 5.95% 3/15/17	1,930	2,148
Express Scripts Holding Co. 2.25% 6/15/19	5,140	5,115
Express Scripts, Inc. 3.125% 5/15/16	3,905	4,054
McKesson Corp. 2.284% 3/15/19	3,330	3,332
Medco Health Solutions, Inc. 2.75% 9/15/15	8,204	8,386
UnitedHealth Group, Inc.:
1.4% 10/15/17	840	840
2.75% 2/15/23	684	669
3.875% 10/15/20	5,296	5,693
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
3.125% 5/15/22	$ 4,290	$ 4,296
4.35% 8/15/20	5,502	5,990
		42,528
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	918	970
Pharmaceuticals - 0.2%
AbbVie, Inc. 2.9% 11/6/22	4,110	4,041
Mylan, Inc. 1.35% 11/29/16	1,108	1,109
Perrigo Co. PLC 1.3% 11/8/16 (b)	911	910
Zoetis, Inc. 3.25% 2/1/23	1,553	1,554
		7,614
TOTAL HEALTH CARE		55,244
INDUSTRIALS - 1.2%
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	1,629	1,735
6.795% 2/2/20	67	71
6.9% 7/2/19	626	670
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,452	1,570
8.36% 1/20/19	1,092	1,212
		5,258
Industrial Conglomerates - 0.5%
Covidien International Finance SA 6% 10/15/17	3,234	3,667
General Electric Co.:
2.7% 10/9/22	3,340	3,298
3.375% 3/11/24	5,802	5,956
Roper Industries, Inc. 2.05% 10/1/18	5,730	5,723
		18,644
Machinery - 0.2%
Deere & Co. 2.6% 6/8/22	8,200	8,084
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	4,262	4,447
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.875% 4/1/21	$ 3,200	$ 3,232
4.75% 3/1/20	2,913	3,102
		6,334
TOTAL INDUSTRIALS		42,767
INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.2%
Cisco Systems, Inc. 2.125% 3/1/19	6,640	6,686
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	685	691
6.55% 10/1/17	2,606	2,985
		3,676
IT Services - 0.2%
MasterCard, Inc. 3.375% 4/1/24	4,969	5,084
Software - 0.2%
Oracle Corp. 3.875% 7/15/20	6,900	7,433
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
1% 5/3/18	11,730	11,500
2.85% 5/6/21	5,040	5,132
		16,632
TOTAL INFORMATION TECHNOLOGY		39,511
MATERIALS - 1.4%
Chemicals - 0.5%
Ecolab, Inc. 1.45% 12/8/17	2,207	2,205
Sherwin-Williams Co. 1.35% 12/15/17	4,110	4,102
The Dow Chemical Co. 4.125% 11/15/21	4,063	4,352
The Mosaic Co. 4.25% 11/15/23	5,095	5,446
		16,105
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	2,372	2,604
Metals & Mining - 0.8%
Anglo American Capital PLC:
4.125% 4/15/21 (b)	3,440	3,551
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Anglo American Capital PLC: - continued
9.375% 4/8/19 (b)	$ 3,822	$ 4,884
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	4,300	4,502
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23	5,260	5,339
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	6,630	6,715
Vale Overseas Ltd. 6.25% 1/23/17	3,005	3,345
		28,336
TOTAL MATERIALS		47,045
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.5%
AT&T, Inc. 1.4% 12/1/17	4,110	4,107
British Telecommunications PLC:
1.625% 6/28/16	2,146	2,170
2.35% 2/14/19	1,992	2,013
CenturyLink, Inc. 6.15% 9/15/19	3,860	4,217
Deutsche Telekom International Financial BV 3.125% 4/11/16 (b)	6,407	6,630
Telefonica Emisiones S.A.U. 3.729% 4/27/15	8,664	8,829
Verizon Communications, Inc.:
1.1% 11/1/17	4,120	4,079
2% 11/1/16	8,797	8,968
3% 4/1/16	4,379	4,528
5.15% 9/15/23	4,000	4,529
		50,070
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 2.375% 9/8/16	4,330	4,435
Rogers Communications, Inc. 4.1% 10/1/23	3,500	3,670
Vodafone Group PLC 1.5% 2/19/18	4,000	3,964
		12,069
TOTAL TELECOMMUNICATION SERVICES		62,139
UTILITIES - 3.6%
Electric Utilities - 1.9%
AmerenUE 6.4% 6/15/17	3,867	4,363
Commonwealth Edison Co. 4% 8/1/20	4,400	4,775
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	$ 369	$ 437
Edison International 3.75% 9/15/17	2,938	3,125
FirstEnergy Corp.:
2.75% 3/15/18	3,372	3,410
4.25% 3/15/23	4,000	4,033
LG&E and KU Energy LLC:
2.125% 11/15/15	3,294	3,337
3.75% 11/15/20	19	20
Nevada Power Co.:
6.5% 5/15/18	6,784	7,910
6.5% 8/1/18	2,033	2,390
Northeast Utilities:
1.45% 5/1/18	1,030	1,020
2.8% 5/1/23	4,679	4,565
Pacific Gas & Electric Co.:
3.25% 9/15/21	662	683
3.25% 6/15/23	3,750	3,772
Pennsylvania Electric Co. 6.05% 9/1/17	844	950
Pepco Holdings, Inc. 2.7% 10/1/15	3,115	3,174
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,595
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,490
Tampa Electric Co. 5.4% 5/15/21	1,635	1,906
Virginia Electric & Power Co. 3.45% 2/15/24	4,960	5,116
Wisconsin Electric Power Co. 2.95% 9/15/21	768	788
		65,859
Gas Utilities - 0.2%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,419
Texas Eastern Transmission LP 6% 9/15/17 (b)	5,603	6,272
		7,691
Multi-Utilities - 1.5%
Ameren Illinois Co. 6.125% 11/15/17	455	522
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	5,138
Dominion Resources, Inc.:
2.5341% 9/30/66 (d)	4,542	4,196
7.5% 6/30/66 (d)	4,221	4,567
MidAmerican Energy Holdings, Co. 2% 11/15/18	3,752	3,756
National Grid PLC 6.3% 8/1/16	1,843	2,027
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
3.85% 2/15/23	$ 4,300	$ 4,458
5.25% 9/15/17	2,656	2,945
5.45% 9/15/20	313	356
6.4% 3/15/18	1,717	1,978
PG&E Corp. 2.4% 3/1/19	489	494
San Diego Gas & Electric Co. 3% 8/15/21	4,615	4,746
Sempra Energy:
2.3% 4/1/17	9,715	9,954
2.875% 10/1/22	1,677	1,666
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	3,383	3,514
		50,317
TOTAL UTILITIES		123,867
TOTAL NONCONVERTIBLE BONDS (Cost $1,446,491)		1,527,116
U.S. Government and Government Agency Obligations - 36.1%

U.S. Government Agency Obligations - 2.8%
Fannie Mae:
1.75% 9/12/19	11,088	11,047
1.875% 9/18/18	30,174	30,592
Federal Home Loan Bank 0.875% 5/24/17	18,920	18,883
Freddie Mac:
0.75% 1/12/18	6,976	6,858
1% 9/29/17	28,881	28,796
1.25% 5/12/17	612	617
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		96,793
U.S. Treasury Obligations - 33.3%
U.S. Treasury Notes:
0.75% 6/30/17	35,000	34,847
0.875% 4/30/17 (c)	89,450	89,555
0.875% 5/15/17	891	892
0.875% 1/31/18	22,749	22,523
1% 5/31/18	114,760	113,487
1.375% 2/28/19	126,200	125,293
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.5% 12/31/18	$ 21,300	$ 21,305
1.5% 1/31/19	18,618	18,603
1.625% 4/30/19	179,918	180,269
1.625% 6/30/19	414,910	415,263
2.25% 3/31/21	125,464	127,493
TOTAL U.S. TREASURY OBLIGATIONS		1,149,530
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,241,434)		1,246,323
U.S. Government Agency - Mortgage Securities - 2.2%

Fannie Mae - 1.1%
2.319% 11/1/36 (d)	868	927
2.364% 12/1/33 (d)	3,536	3,759
2.371% 7/1/35 (d)	438	466
2.481% 4/1/35 (d)	2,132	2,286
2.542% 6/1/42 (d)	555	572
2.949% 11/1/40 (d)	331	347
2.982% 9/1/41 (d)	375	392
3.083% 10/1/41 (d)	176	184
3.202% 1/1/40 (d)	1,394	1,456
3.23% 7/1/41 (d)	612	644
3.326% 10/1/41 (d)	309	324
3.488% 3/1/40 (d)	886	927
3.5% 1/1/26	2,187	2,321
3.553% 7/1/41 (d)	621	656
3.603% 3/1/40 (d)	1,373	1,468
3.607% 12/1/39 (d)	367	393
5.5% 9/1/17 to 6/1/36	13,895	15,249
6.5% 11/1/14 to 8/1/36	4,303	4,955
7% 7/1/25 to 2/1/32	16	18
7.5% 11/1/22 to 8/1/29	210	244
TOTAL FANNIE MAE		37,588
Freddie Mac - 1.0%
3% 8/1/21	4,228	4,406
3.237% 4/1/41 (d)	371	389
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.237% 9/1/41 (d)	$ 380	$ 400
3.28% 6/1/41 (d)	485	509
3.469% 5/1/41 (d)	418	441
3.5% 1/1/26	2,037	2,159
3.559% 4/1/40 (d)	1,012	1,081
3.59% 2/1/40 (d)	1,585	1,667
3.62% 4/1/40 (d)	778	820
3.637% 6/1/41 (d)	626	662
3.677% 5/1/41 (d)	534	563
4.5% 8/1/18	2,475	2,610
5% 3/1/19	3,451	3,657
5.5% 3/1/34 to 7/1/35	13,552	15,156
7.5% 10/1/14 to 1/1/33	54	64
TOTAL FREDDIE MAC		34,584
Ginnie Mae - 0.1%
7% 1/15/28 to 11/15/32	2,504	2,955
7.5% 3/15/28	4	5
8% 7/15/17 to 5/15/22	288	308
TOTAL GINNIE MAE		3,268
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $73,303)		75,440
Asset-Backed Securities - 2.9%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.625% 4/25/35 (d)	299	260
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.805% 3/25/34 (d)	242	241
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	2,004	2,017
Series 2012-5 Class A, 1.54% 9/15/19	8,500	8,479
Series 2014-4 Class A2, 1.43% 6/17/19	6,850	6,845
American Express Credit Account Master Trust Series 2013-3 Class A, 0.98% 5/15/19	6,251	6,255
AmeriCredit Auto Receivables Trust Series 2013-5 Class A3, 0.9% 9/10/18	4,923	4,927
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.205% 12/25/33 (d)	$ 26	$ 24
Series 2004-R2 Class M3, 0.98% 4/25/34 (d)	40	26
Series 2005-R2 Class M1, 0.605% 4/25/35 (d)	240	239
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.935% 3/25/34 (d)	22	21
Series 2004-W11 Class M2, 1.205% 11/25/34 (d)	253	243
Series 2004-W7 Class M1, 0.98% 5/25/34 (d)	968	937
Series 2006-W4 Class A2C, 0.315% 5/25/36 (d)	539	189
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.98% 4/25/34 (d)	850	780
Series 2006-HE2 Class M1, 0.525% 3/25/36 (d)	21	2
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.28% 2/25/35 (d)	1,837	1,712
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3, 0.96% 9/16/19	9,503	9,491
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.295% 12/25/36 (d)	812	550
CFC LLC Series 2013-2A Class A, 1.75% 11/15/17 (b)	1,906	1,913
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.61% 4/25/34 (d)	36	26
Series 2004-4 Class M2, 0.95% 6/25/34 (d)	95	90
Fannie Mae Series 2004-T5 Class AB3, 0.9829% 5/28/35 (d)	18	16
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (d)	208	184
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	8,690	8,850
Series 2012-5 Class A, 1.49% 9/15/19	8,350	8,344
Series 2013-1 Class A1, 0.85% 1/15/18	8,690	8,701
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.89% 1/25/35 (d)	427	354
Class M4, 1.175% 1/25/35 (d)	157	88
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (b)(d)	946	808
GE Business Loan Trust:
Series 2003-1 Class A, 0.585% 4/15/31 (b)(d)	23	23
Series 2006-2A:
Class A, 0.335% 11/15/34 (b)(d)	844	802
Class B, 0.435% 11/15/34 (b)(d)	305	281
Class C, 0.535% 11/15/34 (b)(d)	507	442
Class D, 0.905% 11/15/34 (b)(d)	193	166
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Credit Card Master Note Trust Series 2012-5 Class A, 0.95% 6/15/18	$ 8,510	$ 8,536
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	240	12
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.475% 8/25/33 (d)	219	208
Series 2003-3 Class M1, 1.445% 8/25/33 (d)	229	221
Series 2003-5 Class A2, 0.855% 12/25/33 (d)	15	14
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.345% 1/25/37 (d)	766	477
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.452% 7/25/36 (d)	151	26
Series 2007-CH1 Class AV4, 0.285% 11/25/36 (d)	502	496
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5639% 12/27/29 (d)	114	113
Series 2006-A Class 2C, 1.3839% 3/27/42 (d)	2,280	380
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.455% 5/25/37 (d)	208	2
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.905% 7/25/34 (d)	96	76
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.13% 7/25/34 (d)	346	317
Series 2006-FM1 Class A2B, 0.265% 4/25/37 (d)	362	326
Series 2006-OPT1 Class A1A, 0.675% 6/25/35 (d)	1,215	1,160
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.835% 8/25/34 (d)	26	24
Series 2004-HE7 Class B3, 5.405% 8/25/34 (d)	186	14
Series 2005-NC1 Class M1, 0.815% 1/25/35 (d)	180	171
Series 2005-NC2 Class B1, 1.91% 3/25/35 (d)	110	4
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.665% 9/25/35 (d)	642	596
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.03% 9/25/34 (d)	240	215
Class M4, 2.33% 9/25/34 (d)	308	189
Series 2005-WCH1 Class M4, 0.985% 1/25/36 (d)	665	584
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.955% 4/25/33 (d)	2	2
Santander Drive Auto Receivables Trust Series 2013-4 Class B, 2.16% 1/15/20	1,940	1,980
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.95% 3/25/35 (d)	425	389
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1806% 6/15/33 (d)	410	395
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.88% 9/25/34 (d)	$ 34	$ 28
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.015% 9/25/34 (d)	168	151
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7921% 4/6/42 (b)(d)	1,820	819
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A4, 1.16% 3/20/20	4,957	4,921
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0341% 10/25/44 (b)(d)	806	814
TOTAL ASSET-BACKED SECURITIES (Cost $91,713)		97,986
Collateralized Mortgage Obligations - 2.4%

Private Sponsor - 0.8%
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2555% 12/20/54 (d)	151	148
Series 2006-1A:
Class A5, 0.2955% 12/20/54 (b)(d)	5,285	5,242
Class C2, 1.3555% 12/20/54 (b)(d)	3,085	3,028
Series 2006-2 Class C1, 1.0955% 12/20/54 (d)	2,445	2,374
Series 2006-3 Class C2, 1.1555% 12/20/54 (d)	506	493
Series 2006-4:
Class B1, 0.3355% 12/20/54 (d)	2,386	2,314
Class C1, 0.9155% 12/20/54 (d)	1,459	1,401
Class M1, 0.4955% 12/20/54 (d)	629	608
Series 2007-1:
Class 1C1, 0.7555% 12/20/54 (d)	1,115	1,059
Class 1M1, 0.4555% 12/20/54 (d)	754	731
Class 2C1, 1.0155% 12/20/54 (d)	506	491
Class 2M1, 0.6555% 12/20/54 (d)	969	946
Series 2007-2 Class 2C1, 1.015% 12/17/54 (d)	1,341	1,301
Granite Mortgages Series 2003-2 Class 1A3, 0.7336% 7/20/43 (d)	1,003	1,002
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.6836% 1/20/44 (d)	194	205
Series 2004-1 Class 2A1, 0.551% 3/20/44 (d)	4,671	4,655
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.365% 5/25/47 (d)	229	191
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.325% 2/25/37 (d)	475	430
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.507% 6/10/35 (b)(d)	$ 315	$ 289
Class B6, 3.007% 6/10/35 (b)(d)	87	81
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (d)	12	12
TOTAL PRIVATE SPONSOR		27,001
U.S. Government Agency - 1.6%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	3,652	3,876
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	59	61
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	26	26
Series 2010-123 Class DL, 3.5% 11/25/25	1,084	1,123
Series 2010-143 Class B, 3.5% 12/25/25	1,829	1,904
Series 2013-16 Class GP, 3% 3/25/33	18,918	19,597
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	182	189
Series 2363 Class PF, 6% 9/15/16	209	216
Series 2425 Class JH, 6% 3/15/17	238	249
Series 3820 Class DA, 4% 11/15/35	2,553	2,728
Series 4176 Class BA, 3% 2/15/33	3,624	3,747
Series 3777 Class AC, 3.5% 12/15/25	4,938	5,220
Series 3949 Class MK, 4.5% 10/15/34	2,163	2,339
Series 4181 Class LA, 3% 3/15/37	5,125	5,288
Series 4221-CLS Class GA, 1.4% 7/15/23	9,158	9,146
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2011-150 Class D, 3% 4/20/37	629	638
TOTAL U.S. GOVERNMENT AGENCY		56,347
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $70,396)		83,348
Commercial Mortgage Securities - 6.7%
	Principal Amount (000s)	Value (000s)
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (b)	$ 4,372	$ 4,536
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4206% 2/14/43 (d)(f)	387	9
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7129% 5/10/45 (d)	338	343
Series 2006-6 Class A3, 5.369% 10/10/45	2,414	2,460
Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	5,862	6,315
Series 2006-6 Class E, 5.619% 10/10/45 (b)	697	88
Series 2007-3 Class A3, 5.5647% 6/10/49 (d)	1,449	1,447
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.43% 12/25/33 (b)(d)	28	26
Series 2005-4A:
Class A2, 0.545% 1/25/36 (b)(d)	414	364
Class B1, 1.555% 1/25/36 (b)(d)	31	6
Class M1, 0.605% 1/25/36 (b)(d)	134	79
Class M2, 0.625% 1/25/36 (b)(d)	64	36
Class M3, 0.655% 1/25/36 (b)(d)	59	31
Class M4, 0.765% 1/25/36 (b)(d)	51	27
Class M5, 0.805% 1/25/36 (b)(d)	51	20
Class M6, 0.855% 1/25/36 (b)(d)	55	17
Series 2006-3A Class M4, 0.585% 10/25/36 (b)(d)	43	7
Series 2007-1 Class A2, 0.425% 3/25/37 (b)(d)	336	245
Series 2007-2A:
Class A1, 0.425% 7/25/37 (b)(d)	341	296
Class A2, 0.475% 7/25/37 (b)(d)	320	233
Class M1, 0.525% 7/25/37 (b)(d)	149	44
Class M2, 0.565% 7/25/37 (b)(d)	81	10
Class M3, 0.645% 7/25/37 (b)(d)	82	6
Class M4, 0.805% 7/25/37 (b)(d)	3	0*
Series 2007-3:
Class A2, 0.445% 7/25/37 (b)(d)	257	186
Class M1, 0.465% 7/25/37 (b)(d)	87	56
Class M2, 0.495% 7/25/37 (b)(d)	93	53
Class M3, 0.525% 7/25/37 (b)(d)	146	55
Class M4, 0.655% 7/25/37 (b)(d)	174	38
Class M5, 0.755% 7/25/37 (b)(d)	114	19
Series 2007-4A:
Class M1, 1.102% 9/25/37 (b)(d)	177	36
Class M2, 1.202% 9/25/37 (b)(d)	144	12
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2007-5A, Class IO, 4.186% 10/25/37 (b)(d)(f)	$ 3,723	$ 154
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.705% 3/15/22 (b)(d)	105	105
Class J, 0.855% 3/15/22 (b)(d)	349	343
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	5,426	5,831
Series 2006-T22 Class A1A, 5.5723% 4/12/38 (d)	5,733	6,074
Series 2006-PW12 Class A1A, 5.7052% 9/11/38 (d)	4,575	4,894
Series 2007-PW18 Class X2, 0.2917% 6/11/50 (b)(d)(f)	61,254	292
Series 2007-T28 Class X2, 0.1374% 9/11/42 (b)(d)(f)	37,606	75
C-BASS Trust floater Series 2006-SC1 Class A, 0.425% 5/25/36 (b)(d)	209	203
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	6,064	6,648
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4379% 5/15/35 (b)(d)(f)	2,540	15
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A1A, 5.425% 10/15/49	1,932	2,082
Series 2013-GC11 Class A1, 0.754% 4/10/46	2,305	2,298
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A3, 5.293% 12/11/49	785	796
Series 2006-CD2 Class A1B, 5.3005% 1/15/46 (d)	9,080	9,537
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (d)	1,348	1,303
COMM Mortgage Trust:
Series 2013-LC6 Class ASB, 2.478% 1/10/46	7,820	7,751
Series 2014-UBS3 Class A2, 2.844% 6/10/47	6,830	6,986
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.005% 4/15/17 (b)(d)	57	57
sequential payer:
Series 2006-C7 Class A1A, 5.7413% 6/10/46 (d)	4,830	5,144
Series 2006-C8 Class A4, 5.306% 12/10/46	5,130	5,506
Series 2004-LB4A Class A5, 4.84% 10/15/37	4,484	4,490
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (d)	$ 2,414	$ 2,620
Series 2007-C3 Class A4, 5.7022% 6/15/39 (d)	463	498
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.505% 4/15/22 (b)(d)	4,306	4,221
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.463% 8/15/36 (d)(f)	51	0*
Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(d)(f)	5	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.475% 2/15/22 (b)(d)	25	25
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(d)	1,845	231
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.956% 12/5/31 (b)(d)	3,180	3,180
Class A2FL, 0.856% 12/5/31 (b)(d)	4,180	4,179
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,367	6,865
Series 2001-1 Class X1, 1.6605% 5/15/33 (b)(d)(f)	107	0*
Series 2006-C1 Class A1A, 5.279% 3/10/44 (d)	3,292	3,464
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	7,125	7,709
Series 2007-GG11 Class A1, 0.2924% 12/10/49 (b)(d)(f)	17,061	0*
GS Mortgage Securities Corp. II Series 2006-GG6 Class A1A, 5.556% 4/10/38 (d)	2,953	3,103
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (b)	1,030	1,039
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	1,852	1,993
Series 2011-GC5 Class A1, 1.468% 8/10/44 (d)	1,454	1,464
Series 2012-GC6 Class A1, 1.282% 1/10/45	699	703
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	750	764
Class DFX, 4.4065% 11/5/30 (b)	5,778	5,916
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.435% 11/15/18 (b)(d)	86	86
Class F, 0.485% 11/15/18 (b)(d)	201	196
Class G, 0.515% 11/15/18 (b)(d)	174	165
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater series 2006-FL2A: - continued
Class H, 0.655% 11/15/18 (b)(d)	$ 134	$ 126
sequential payer:
Series 2006-CB17 Class A3, 5.45% 12/12/43	58	58
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	2,941	3,158
Series 2007-LD11:
Class A2, 5.79% 6/15/49 (d)	197	197
Class A4, 5.805% 6/15/49 (d)	139	151
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,145	3,405
Series 2006-LDP7 Class A1A, 5.8657% 4/15/45 (d)	6,948	7,458
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	4,282	4,322
Series 2006-C7 Class A2, 5.3% 11/15/38	623	641
Series 2007-C1 Class A4, 5.424% 2/15/40	154	167
Series 2007-C2 Class A3, 5.43% 2/15/40	477	519
Series 2007-C7:
Class A3, 5.866% 9/15/45	2,014	2,240
Class XCP, 0.2789% 9/15/45 (d)(f)	68,016	49
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.286% 11/12/37 (d)	1,604	1,668
Series 2005-LC1 Class F, 5.4208% 1/12/44 (b)(d)	1,050	999
Series 2006-C2 Class A1A, 5.739% 8/12/43 (d)	5,046	5,427
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.276% 12/12/49 (d)	60	60
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (d)	402	413
Series 2007-5 Class A4, 5.378% 8/12/48	47	50
Series 2007-9 Class A4, 5.7% 9/12/49	315	347
Series 2006-4 Class XP, 0.6181% 12/12/49 (d)(f)	15,163	26
Series 2007-6 Class B, 5.635% 3/12/51 (d)	1,207	373
Series 2007-7 Class B, 5.7432% 6/12/50 (d)	105	4
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (b)(d)	161	145
Series 2007-XLFA:
Class A2, 0.255% 10/15/20 (b)(d)	1,234	1,234
Class C, 0.315% 10/15/20 (b)(d)	693	690
Class D, 0.345% 10/15/20 (b)(d)	300	298
Class E, 0.405% 10/15/20 (b)(d)	376	372
Class F, 0.455% 10/15/20 (b)(d)	225	222
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-XLFA: - continued
Class G, 0.495% 10/15/20 (b)(d)	$ 279	$ 271
Class H, 0.585% 10/15/20 (b)(d)	176	162
Class J, 0.735% 10/15/20 (b)(d)	101	83
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (d)	3,438	3,660
Series 2006-IQ11 Class A1A, 5.6454% 10/15/42 (d)	5,898	6,253
Series 2006-T23 Class A3, 5.8054% 8/12/41 (d)	531	531
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (b)	358	378
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	170	60
SCG Trust Series 2013-SRP1 Class A, 1.552% 11/15/26 (b)(d)	3,591	3,601
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	3,460	3,520
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.515% 9/15/21 (b)(d)	401	393
Class J, 0.755% 9/15/21 (b)(d)	178	171
Series 2007-WHL8:
Class F, 0.635% 6/15/20 (b)(d)	2,422	2,327
Class LXR1, 0.855% 6/15/20 (b)(d)	148	145
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	2,822	3,056
Series 2007-C30 Class A5, 5.342% 12/15/43	1,291	1,396
Series 2007-C32 Class A3, 5.7453% 6/15/49 (d)	2,049	2,234
Series 2007-C33 Class A5, 5.9414% 2/15/51 (d)	799	882
Series 2005-C22 Class F, 5.3703% 12/15/44 (b)(d)	2,013	551
Series 2006-C23 Class A1A, 5.422% 1/15/45 (d)	6,039	6,353
Series 2006-C24 Class A1A, 5.557% 3/15/45 (d)	3,591	3,801
Series 2006-C25 Class A1A, 5.7146% 5/15/43 (d)	4,625	4,934
Series 2006-C26 Class A1A, 6.009% 6/15/45 (d)	3,850	4,133
Series 2006-C27 Class A1A, 5.749% 7/15/45 (d)	3,089	3,329
Series 2007-C31 Class C, 5.6724% 4/15/47 (d)	332	320
Series 2007-C31A Class A2, 5.421% 4/15/47	515	515
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	8,690	8,646
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $223,414)		232,629
Municipal Securities - 0.4%
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19 (Cost $11,853)	$ 10,620	$ 11,878
Foreign Government and Government Agency Obligations - 1.1%

Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (b)	3,268	3,554
Brazilian Federative Republic 4.875% 1/22/21	3,820	4,198
New Brunswick Province 2.75% 6/15/18	8,700	9,091
Ontario Province 1% 7/22/16	21,735	21,876
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $37,795)		38,719
Bank Notes - 0.2%

Discover Bank (Delaware) 3.2% 8/9/21	3,500	3,511
Union Bank NA 2.125% 6/16/17	4,300	4,379
TOTAL BANK NOTES (Cost $7,778)		7,890
Fixed-Income Funds - 1.2%
	Shares
Fidelity Specialized High Income Central Fund (e) (Cost $37,899)	379,089	40,820
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.11% (a) (Cost $69,202)	69,201,603	69,202
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $3,311,278)		3,431,351
NET OTHER ASSETS (LIABILITIES) - 0.6%		21,376
NET ASSETS - 100%		$ 3,452,727
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 387	$ (180)	$ 0	$ (180)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $267,613,000 or 7.8% of net assets.

(c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $738,000.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 43
Fidelity Specialized High Income Central Fund	2,075
Total	$ 2,118
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 37,273	$ 2,075	$ -	$ 40,820	8.6%
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,527,116	$ -	$ 1,527,116	$ -
U.S. Government and Government Agency Obligations	1,246,323	-	1,246,323	-
U.S. Government Agency - Mortgage Securities	75,440	-	75,440	-
Asset-Backed Securities	97,986	-	97,163	823
Collateralized Mortgage Obligations	83,348	-	82,978	370
Commercial Mortgage Securities	232,629	-	232,341	288
Municipal Securities	11,878	-	11,878	-
Foreign Government and Government Agency Obligations	38,719	-	38,719	-
Bank Notes	7,890	-	7,890	-
Fixed-Income Funds	40,820	40,820	-	-
Money Market Funds	69,202	69,202	-	-
Total Investments in Securities:	$ 3,431,351	$ 110,022	$ 3,319,848	$ 1,481
Derivative Instruments:
Liabilities
Swaps	$ (180)	$ -	$ (180)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (180)
Total Value of Derivatives	$ -	$ (180)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,204,177)	$ 3,321,329
Fidelity Central Funds (cost $107,101)	110,022
Total Investments (cost $3,311,278)		$ 3,431,351
Receivable for investments sold		375
Receivable for swaps		2
Receivable for fund shares sold		2,612
Interest receivable		22,681
Distributions receivable from Fidelity Central Funds		6
Receivable from investment adviser for expense reductions		1
Other receivables		144
Total assets		3,457,172

Liabilities
Payable for fund shares redeemed	$ 2,583
Distributions payable	243
Bi-lateral OTC swaps, at value	180
Accrued management fee	894
Transfer agent fee payable	287
Other affiliated payables	114
Other payables and accrued expenses	144
Total liabilities		4,445

Net Assets		$ 3,452,727
Net Assets consist of:
Paid in capital		$ 3,395,085
Undistributed net investment income		9,879
Accumulated undistributed net realized gain (loss) on investments		(72,130)
Net unrealized appreciation (depreciation) on investments		119,893
Net Assets, for 314,377 shares outstanding		$ 3,452,727
Net Asset Value, offering price and redemption price per share ($3,452,727 ÷ 314,377 shares)		$ 10.98

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2014

Investment Income
Interest		$ 100,416
Income from Fidelity Central Funds		2,118
Total income		102,534

Expenses
Management fee	$ 10,559
Transfer agent fees	3,389
Fund wide operations fee	1,286
Independent trustees' compensation	15
Miscellaneous	6
Total expenses before reductions	15,255
Expense reductions	(25)	15,230
Net investment income (loss)		87,304
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,390
Swaps	18
Total net realized gain (loss)		14,408
Change in net unrealized appreciation (depreciation) on: Investment securities	37,518
Swaps	87
Total change in net unrealized appreciation (depreciation)		37,605
Net gain (loss)		52,013
Net increase (decrease) in net assets resulting from operations		$ 139,317

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 87,304	$ 95,090
Net realized gain (loss)	14,408	10,185
Change in net unrealized appreciation (depreciation)	37,605	(137,119)
Net increase (decrease) in net assets resulting from operations	139,317	(31,844)
Distributions to shareholders from net investment income	(77,903)	(85,641)
Return of capital	(1,947)	-
Total Distributions	(79,850)	(85,641)
Share transactions Proceeds from sales of shares	684,366	620,064
Reinvestment of distributions	76,810	82,226
Cost of shares redeemed	(862,430)	(1,199,722)
Net increase (decrease) in net assets resulting from share transactions	(101,254)	(497,432)
Total increase (decrease) in net assets	(41,787)	(614,917)

Net Assets
Beginning of period	3,494,514	4,109,431
End of period (including undistributed net investment income of $9,879 and undistributed net investment income of $12,656, respectively)	$ 3,452,727	$ 3,494,514
Other Information Shares
Sold	62,651	55,959
Issued in reinvestment of distributions	7,028	7,433
Redeemed	(79,134)	(108,626)
Net increase (decrease)	(9,455)	(45,234)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.79	$ 11.13	$ 10.89	$ 10.74	$ 10.02
Income from Investment Operations
Net investment income (loss) B	.281	.269	.312	.352	.422
Net realized and unrealized gain (loss)	.166	(.367)	.212	.134	.715
Total from investment operations	.447	(.098)	.524	.486	1.137
Distributions from net investment income	(.251)	(.242)	(.284)	(.324)	(.397)
Distributions from net realized gain	-	-	-	(.012)	(.020)
Return of capital	(.006)	-	-	-	-
Total distributions	(.257)	(.242)	(.284)	(.336)	(.417)
Net asset value, end of period	$ 10.98	$ 10.79	$ 11.13	$ 10.89	$ 10.74
Total Return A	4.18%	(.91)%	4.88%	4.63%	11.59%
Ratios to Average Net Assets C,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.58%	2.43%	2.85%	3.30%	4.08%
Supplemental Data
Net assets, end of period (in millions)	$ 3,453	$ 3,495	$ 4,109	$ 4,341	$ 4,831
Portfolio turnover rateD	109%	118%	115%	102%F	115% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its

Annual Report

2. Investments in Fidelity Central Funds - continued

investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Annual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses due to excise tax regulations and wash sales.

For the period August 31, 2014, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 102,895
Gross unrealized depreciation	(11,568)
Net unrealized appreciation (depreciation) on securities	$ 91,327

Tax Cost	$ 3,340,024

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (24,281)
Net unrealized appreciation (depreciation) on securities and other investments	$ 91,147

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (24,281)

The Fund intends to elect to defer to its next fiscal year $2,713 of capital losses recognized during the period November 1, 2013 to August 31, 2014.

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 77,903	$ 85,641
Return of Capital	1,947	-
Total	$ 79,850	$ 85,641

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ 18	$ 87
Totals (a)	$ 18	$ 87

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to

Annual Report

4. Derivative Instruments - continued

Swaps - continued

realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $658,313 and $973,602, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $427.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $25.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Intermediate Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Intermediate Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2014, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Intermediate Bond Fund as of August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 17, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 11.23% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $47,385,805 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IBF-UANN-1014
1.784721.112

Fidelity®

Series Investment Grade Bond

Fund

Fidelity Series Investment Grade Bond Fund

Class F

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of the major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Investment Grade Bond Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http:www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Life of fund A
Fidelity® Series Investment Grade Bond Fund	6.44%	5.23%	7.16%
Class F B	6.45%	5.32%	7.25%

A From October 8, 2008.

B The initial offering of Class F shares took place on June 26, 2009. Returns prior to June 26, 2009, are those of Fidelity Series Investment Grade Bond Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Investment Grade Bond Fund, a class of the fund, on October 8, 2008, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending August 31, 2014, amid continued easy monetary policy, low inflation, renewed geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 5.66%, fueled by both interest income as well as capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 9.06%, supported by solid corporate fundamentals, a low default rate and a modestly improving U.S. economy that rebounded from a first-quarter slowdown. Other yield-advantaged sectors also had strong showings, including mortgage-backed securities, which advanced 5.42% versus only 3.57% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had an even stronger period, with The BofA Merrill LynchSM US High Yield Constrained Index returning 10.61%. International markets also fared comparatively well, driven by easy-money policies worldwide, including new accommodations from Europe and China. The Barclays® Global Aggregate Ex USD GDP Weighted Index returned 7.92%.

Comments from Ford O'Neil and Jeffrey Moore, Co-Portfolio Managers of Fidelity® Series Investment Bond Fund: For the year, the fund's Series Investment Grade Bond and Class F shares rose 6.44% and 6.45%, respectively, while the Barclays U.S. Aggregate Bond Index advanced 5.66%. We benefited from good security selection overall and an emphasis on the more credit-sensitive sectors of the investment-grade bond universe. We had a heavier weighting in corporate bonds, which contributed to outperformance. They performed considerably better than U.S. Treasury securities, which we underweighted. Favorable positioning among corporate bonds also was advantageous. Most notable was our larger-than-benchmark exposure to financials, which outpaced the broader credit market. Security selection within industrials, led by communications and cable, was helpful. Performance was further boosted by our larger-than-benchmark exposure to commercial mortgage-backed securities (CMBS) since this comparatively high-yielding, shorter-duration sector outperformed the benchmark. In contrast, we held a relatively light stake in 30-year Treasuries, which outperformed as interest rates declined.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Series Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,027.70	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class F	.35%
Actual		$ 1,000.00	$ 1,028.20	$ 1.79
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
U.S. Government and U.S. Government Agency Obligations 52.5%	U.S. Government and U.S. Government Agency Obligations 53.2%
AAA 4.5%	AAA 4.4%
AA 3.0%	AA 3.0%
A 9.5%	A 9.4%
BBB 27.2%	BBB 25.8%
BB and Below 2.4%	BB and Below 2.4%
Not Rated 0.1%	Not Rated 0.6%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2014
6 months ago
Years	7.4	6.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	5.3	5.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2014*	As of February 28, 2014**
Corporate Bond 34.0%	Corporate Bond 32.4%
U.S. Government and U.S. Government Agency Obligations 52.5%	U.S. Government and U.S. Government Agency Obligations 53.2%
Asset-Backed Securities 0.9%	Asset-Backed Securities 1.0%
CMOs and Other Mortgage Related Securities 8.2%	CMOs and Other Mortgage Related Securities 9.0%
Municipal Bonds 2.5%	Municipal Bonds 2.3%
Other Investments 1.1%	Other Investments 0.9%
Short-Term Investments and Net Other Assets (Liabilities) 0.8%	Short-Term Investments and Net Other Assets (Liabilities) 1.2%

* Foreign investments	6.7%	** Foreign investments	5.9%
* Futures and Swaps	(0.6)%	** Futures and Swaps	(0.4)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.1%
Daimler Finance North America LLC 1.45% 8/1/16 (b)	$ 17,512,000	$ 17,678,714
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	2,684,000	2,754,074
4.25% 6/15/23	18,902,000	20,159,229
		22,913,303
Media - 1.6%
Comcast Corp.:
4.95% 6/15/16	9,131,000	9,808,739
5.9% 3/15/16	3,813,000	4,112,469
COX Communications, Inc. 3.25% 12/15/22 (b)	9,297,000	9,135,390
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	16,408,000	19,058,647
Discovery Communications LLC:
3.25% 4/1/23	3,681,000	3,640,682
6.35% 6/1/40	10,151,000	12,527,440
NBCUniversal, Inc. 5.15% 4/30/20	28,753,000	32,913,358
News America Holdings, Inc. 7.75% 12/1/45	10,133,000	15,118,091
News America, Inc.:
6.15% 3/1/37	8,831,000	10,720,030
6.15% 2/15/41	34,925,000	43,084,179
Thomson Reuters Corp. 1.3% 2/23/17	8,556,000	8,563,427
Time Warner Cable, Inc.:
4% 9/1/21	38,151,000	40,944,187
5.85% 5/1/17	7,927,000	8,849,877
6.75% 7/1/18	23,280,000	27,356,747
8.25% 4/1/19	42,627,000	53,626,045
Time Warner, Inc.:
4.9% 6/15/42	21,000,000	22,008,567
5.875% 11/15/16	4,039,000	4,455,978
6.2% 3/15/40	15,555,000	18,813,446
6.5% 11/15/36	6,573,000	8,242,871
Viacom, Inc.:
2.5% 9/1/18	3,555,000	3,617,621
3.5% 4/1/17	15,103,000	15,951,819
		372,549,610
TOTAL CONSUMER DISCRETIONARY		413,141,627
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - 1.5%
Beverages - 0.2%
Heineken NV:
1.4% 10/1/17 (b)	$ 12,431,000	$ 12,384,769
2.75% 4/1/23 (b)	12,988,000	12,635,493
SABMiller Holdings, Inc. 3.75% 1/15/22 (b)	16,792,000	17,626,176
		42,646,438
Food & Staples Retailing - 0.2%
CVS Caremark Corp.:
2.25% 12/5/18	18,014,000	18,198,049
4% 12/5/23	18,015,000	19,000,042
		37,198,091
Food Products - 0.1%
ConAgra Foods, Inc.:
1.9% 1/25/18	8,922,000	8,920,992
3.2% 1/25/23	23,419,000	23,082,235
General Mills, Inc. 5.2% 3/17/15	2,184,000	2,239,725
		34,242,952
Tobacco - 1.0%
Altria Group, Inc.:
2.85% 8/9/22	31,563,000	30,874,232
4% 1/31/24	15,944,000	16,586,782
4.25% 8/9/42	26,526,000	25,066,221
9.25% 8/6/19	1,547,000	2,035,043
9.7% 11/10/18	14,756,000	19,147,120
Philip Morris International, Inc. 5.65% 5/16/18	2,251,000	2,564,290
Reynolds American, Inc.:
3.25% 11/1/22	47,809,000	46,805,680
4.75% 11/1/42	48,462,000	47,341,607
6.15% 9/15/43	11,136,000	12,987,694
6.75% 6/15/17	10,391,000	11,814,712
7.25% 6/15/37	15,680,000	20,001,831
		235,225,212
TOTAL CONSUMER STAPLES		349,312,693
ENERGY - 5.6%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (b)	21,176,000	22,639,156
5.35% 3/15/20 (b)	11,804,000	13,046,513
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
DCP Midstream LLC: - continued
6.75% 9/15/37 (b)	$ 2,991,000	$ 3,662,285
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	17,654,000	18,300,172
5% 10/1/21	13,430,000	14,666,769
6.5% 4/1/20	2,078,000	2,417,098
Transocean, Inc. 5.05% 12/15/16	13,734,000	14,814,632
		89,546,625
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp. 6.375% 9/15/17	62,765,000	71,557,749
ConocoPhillips Co. 5.75% 2/1/19	12,956,000	14,994,147
DCP Midstream Operating LP:
2.5% 12/1/17	11,492,000	11,775,439
2.7% 4/1/19	2,202,000	2,232,035
3.875% 3/15/23	35,778,000	36,605,617
Duke Energy Field Services:
5.375% 10/15/15 (b)	1,706,000	1,773,981
6.45% 11/3/36 (b)	7,882,000	9,376,175
El Paso Natural Gas Co. 5.95% 4/15/17	1,304,000	1,447,407
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	6,935,000	6,912,510
3.9% 5/15/24 (b)	7,314,000	7,388,661
Enbridge Energy Partners LP 4.2% 9/15/21	24,752,000	26,487,561
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	9,551,000	10,398,030
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	23,474,398
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	17,029,000	17,045,161
Motiva Enterprises LLC 5.75% 1/15/20 (b)	6,844,000	7,754,149
Nakilat, Inc. 6.067% 12/31/33 (b)	5,435,000	6,114,375
Nexen, Inc. 5.2% 3/10/15	1,267,000	1,296,819
Petro-Canada 6.05% 5/15/18	2,920,000	3,353,602
Petrobras Global Finance BV:
3% 1/15/19	4,443,000	4,377,999
3.25% 3/17/17	44,873,000	45,899,246
4.375% 5/20/23	69,514,000	68,588,074
4.875% 3/17/20	45,384,000	47,138,545
5.625% 5/20/43	47,507,000	46,077,039
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	17,613,000	18,106,094
5.375% 1/27/21	81,955,000	86,405,157
5.75% 1/20/20	37,518,000	40,442,528
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.: - continued
7.875% 3/15/19	$ 14,377,000	$ 16,749,636
Petroleos Mexicanos:
3.125% 1/23/19 (b)	3,563,000	3,703,382
3.5% 7/18/18	34,560,000	36,115,200
3.5% 1/30/23	28,927,000	28,666,657
4.875% 1/24/22	17,019,000	18,491,144
4.875% 1/18/24	8,067,000	8,776,896
4.875% 1/18/24 (b)	17,141,000	18,649,408
5.5% 1/21/21	21,149,000	23,792,625
5.5% 6/27/44	65,642,000	71,205,160
6% 3/5/20	5,537,000	6,353,708
6.375% 1/23/45 (b)	22,458,000	27,174,180
6.5% 6/2/41	47,555,000	58,017,100
Phillips 66 Co. 4.3% 4/1/22	21,152,000	22,923,268
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	23,890,000	24,741,081
3.85% 10/15/23	20,000,000	20,679,040
6.125% 1/15/17	5,000,000	5,571,775
Spectra Energy Capital, LLC 5.65% 3/1/20	15,101,000	17,012,877
Spectra Energy Partners, LP:
2.95% 6/15/16	3,790,000	3,923,124
2.95% 9/25/18	4,862,000	5,038,938
4.6% 6/15/21	4,954,000	5,436,039
Suncor Energy, Inc. 6.1% 6/1/18	9,550,000	11,012,965
The Williams Companies, Inc.:
3.7% 1/15/23	6,708,000	6,435,206
4.55% 6/24/24	60,699,000	61,134,697
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	3,049,866
Western Gas Partners LP:
2.6% 8/15/18	26,355,000	26,858,170
5.375% 6/1/21	29,916,000	34,002,974
Williams Partners LP:
4.125% 11/15/20	4,302,000	4,577,892
4.3% 3/4/24	17,006,000	17,790,793
		1,204,906,299
TOTAL ENERGY		1,294,452,924
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 17.1%
Banks - 6.4%
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (b)	$ 24,345,000	$ 24,953,625
Bank of America Corp.:
2.6% 1/15/19	33,611,000	33,938,606
3.3% 1/11/23	63,450,000	62,930,535
3.875% 3/22/17	52,391,000	55,622,110
4.1% 7/24/23	26,666,000	27,851,250
4.2% 8/26/24	27,400,000	27,817,466
5.65% 5/1/18	16,400,000	18,443,489
5.75% 12/1/17	32,792,000	36,781,245
5.875% 1/5/21	9,805,000	11,433,660
6.5% 8/1/16	11,950,000	13,133,958
Bank of America NA 5.3% 3/15/17	11,902,000	12,979,202
Barclays Bank PLC 2.5% 2/20/19	14,300,000	14,531,160
Capital One NA 2.95% 7/23/21	31,087,000	31,136,739
Citigroup, Inc.:
1.3% 11/15/16	40,887,000	41,009,497
2.5% 7/29/19	45,864,000	46,046,447
3.953% 6/15/16	21,787,000	22,901,383
4.05% 7/30/22	10,740,000	11,071,093
4.75% 5/19/15	19,056,000	19,615,694
5.3% 5/6/44	45,369,000	48,695,410
5.5% 9/13/25	11,022,000	12,350,371
6.125% 5/15/18	9,716,000	11,143,416
Credit Suisse AG 6% 2/15/18	27,227,000	30,746,498
Discover Bank:
4.2% 8/8/23	35,498,000	37,379,855
7% 4/15/20	9,043,000	10,835,006
8.7% 11/18/19	3,837,000	4,832,164
Fifth Third Bancorp:
4.5% 6/1/18	2,562,000	2,787,551
8.25% 3/1/38	12,528,000	18,832,666
HBOS PLC 6.75% 5/21/18 (b)	4,594,000	5,263,989
HSBC Holdings PLC 4.25% 3/14/24	12,220,000	12,687,635
HSBC U.S.A., Inc. 1.625% 1/16/18	21,531,000	21,602,504
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	5,369,916
JPMorgan Chase & Co.:
1.625% 5/15/18	26,730,000	26,579,082
2.35% 1/28/19	20,708,000	20,908,412
3.15% 7/5/16	25,000,000	25,991,425
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
3.25% 9/23/22	$ 53,888,000	$ 54,218,064
4.25% 10/15/20	40,500,000	43,817,517
4.35% 8/15/21	62,606,000	67,966,764
4.625% 5/10/21	10,326,000	11,418,656
4.95% 3/25/20	8,235,000	9,225,168
JPMorgan Chase Bank 6% 10/1/17	6,068,000	6,853,399
KeyBank NA:
1.65% 2/1/18	16,646,000	16,671,635
5.45% 3/3/16	10,925,000	11,665,103
6.95% 2/1/28	3,200,000	4,113,034
Marshall & Ilsley Bank:
4.85% 6/16/15	7,539,000	7,775,798
5% 1/17/17	25,252,000	26,996,719
Regions Bank:
6.45% 6/26/37	40,184,000	47,907,807
7.5% 5/15/18	55,802,000	65,845,579
Regions Financial Corp.:
2% 5/15/18	28,255,000	28,131,469
5.75% 6/15/15	3,253,000	3,378,764
7.75% 11/10/14	8,459,000	8,564,357
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	45,938,000	46,858,689
6% 12/19/23	30,612,000	33,281,917
6.1% 6/10/23	35,599,000	38,867,629
6.125% 12/15/22	49,538,000	54,176,788
Wachovia Bank NA 6% 11/15/17	6,320,000	7,186,548
Wachovia Corp.:
5.75% 6/15/17	2,050,000	2,296,843
5.75% 2/1/18	4,000,000	4,546,544
Wells Fargo & Co.:
1.25% 7/20/16	34,000,000	34,271,592
3.676% 6/15/16	26,564,000	27,928,965
4.48% 1/16/24	16,709,000	17,918,113
		1,490,086,520
Capital Markets - 2.3%
Affiliated Managers Group, Inc. 4.25% 2/15/24	8,856,000	9,253,502
Goldman Sachs Group, Inc.:
1.748% 9/15/17	80,000,000	79,988,080
2.625% 1/31/19	54,343,000	55,002,507
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
2.9% 7/19/18	$ 39,857,000	$ 40,987,265
5.25% 7/27/21	17,979,000	20,263,412
5.95% 1/18/18	9,760,000	11,013,184
6% 6/15/20	16,000,000	18,618,448
6.15% 4/1/18	10,942,000	12,467,162
Lazard Group LLC:
4.25% 11/14/20	13,325,000	14,044,883
6.85% 6/15/17	7,532,000	8,540,572
Merrill Lynch & Co., Inc. 6.875% 4/25/18	9,961,000	11,614,765
Morgan Stanley:
2.125% 4/25/18	26,580,000	26,739,453
2.375% 7/23/19	46,428,000	46,328,319
3.75% 2/25/23	29,016,000	29,783,792
4.1% 5/22/23	20,000,000	20,376,600
5% 11/24/25	6,349,000	6,818,191
5.45% 1/9/17	27,643,000	30,276,521
5.625% 9/23/19	16,919,000	19,333,257
5.75% 1/25/21	26,624,000	30,914,750
6.625% 4/1/18	9,869,000	11,427,453
7.3% 5/13/19	22,127,000	26,775,108
		530,567,224
Consumer Finance - 1.6%
Discover Financial Services:
3.85% 11/21/22	13,529,000	13,856,361
5.2% 4/27/22	16,852,000	18,725,268
6.45% 6/12/17	16,773,000	18,890,306
Ford Motor Credit Co. LLC:
1.5% 1/17/17	17,207,000	17,243,221
1.7% 5/9/16	41,347,000	41,789,661
2.875% 10/1/18	27,070,000	27,870,839
General Electric Capital Corp.:
1% 12/11/15	19,830,000	19,966,549
2.95% 5/9/16	5,375,000	5,587,221
3.5% 6/29/15	5,553,000	5,694,618
4.625% 1/7/21	21,916,000	24,531,171
4.65% 10/17/21	8,866,000	9,934,167
5.625% 9/15/17	3,505,000	3,937,969
5.625% 5/1/18	10,000,000	11,381,150
6% 8/7/19	22,000,000	25,905,924
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America:
1.45% 2/6/17 (b)	$ 29,291,000	$ 29,315,722
1.625% 10/2/15 (b)	21,346,000	21,507,696
1.875% 8/9/16 (b)	7,052,000	7,148,598
2.125% 10/2/17 (b)	8,655,000	8,772,838
2.875% 8/9/18 (b)	12,509,000	12,903,134
Synchrony Financial:
1.875% 8/15/17	5,478,000	5,520,904
3% 8/15/19	8,044,000	8,159,456
3.75% 8/15/21	12,146,000	12,395,989
4.25% 8/15/24	12,226,000	12,516,160
		363,554,922
Diversified Financial Services - 0.6%
BP Capital Markets PLC:
3.814% 2/10/24	22,007,000	23,093,750
4.5% 10/1/20	9,929,000	10,957,237
4.742% 3/11/21	12,000,000	13,452,120
Five Corners Funding Trust 4.419% 11/15/23 (b)	24,590,000	26,246,997
General Electric Capital Corp. 5.3% 2/11/21	19,600,000	22,501,721
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	24,215,000	24,590,236
TECO Finance, Inc.:
4% 3/15/16	9,634,000	10,098,205
5.15% 3/15/20	11,097,000	12,494,390
		143,434,656
Insurance - 2.0%
AIA Group Ltd. 2.25% 3/11/19 (b)	5,074,000	5,072,904
American International Group, Inc.:
2.3% 7/16/19	10,789,000	10,831,832
4.875% 6/1/22	8,077,000	9,066,675
5.6% 10/18/16	24,154,000	26,397,907
Aon Corp.:
3.125% 5/27/16	20,350,000	21,087,993
3.5% 9/30/15	6,878,000	7,090,764
5% 9/30/20	5,687,000	6,400,269
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,857,000	5,933,774
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	11,133,000	11,522,655
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	$ 27,603,000	$ 31,541,948
5.375% 3/15/17	546,000	599,587
Liberty Mutual Group, Inc.:
5% 6/1/21 (b)	23,174,000	25,620,641
6.7% 8/15/16 (b)	6,494,000	7,190,611
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	14,623,657
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (b)	6,352,000	7,328,023
MetLife, Inc.:
3.048% 12/15/22	21,302,000	21,403,078
4.368% 9/15/23	23,681,000	25,807,577
4.75% 2/8/21	6,004,000	6,769,876
6.75% 6/1/16	9,220,000	10,168,452
Metropolitan Life Global Funding I:
1.875% 6/22/18 (b)	22,959,000	22,977,023
3% 1/10/23 (b)	15,204,000	15,256,302
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	11,401,000	17,966,391
Pacific LifeCorp:
5.125% 1/30/43 (b)	30,812,000	32,842,911
6% 2/10/20 (b)	17,699,000	20,320,204
Pricoa Global Funding I 1.6% 5/29/18 (b)	4,564,000	4,527,324
Prudential Financial, Inc.:
2.3% 8/15/18	3,901,000	3,964,040
4.5% 11/16/21	12,469,000	13,703,020
4.75% 9/17/15	13,500,000	14,064,071
7.375% 6/15/19	3,820,000	4,697,920
Symetra Financial Corp. 6.125% 4/1/16 (b)	11,250,000	11,998,429
Unum Group:
5.625% 9/15/20	18,528,000	21,222,027
5.75% 8/15/42	30,555,000	36,582,738
7.125% 9/30/16	1,654,000	1,857,038
		476,437,661
Real Estate Investment Trusts - 1.8%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	4,816,000	4,828,170
4.6% 4/1/22	6,540,000	6,965,316
American Campus Communities Operating Partnership LP 3.75% 4/15/23	7,324,000	7,343,299
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.:
3.625% 10/1/20	$ 12,415,000	$ 13,082,902
4.2% 12/15/23	20,000,000	21,407,060
Boston Properties, Inc. 3.85% 2/1/23	27,063,000	28,173,530
Camden Property Trust:
2.95% 12/15/22	9,284,000	9,054,518
4.25% 1/15/24	20,255,000	21,443,158
DDR Corp.:
4.75% 4/15/18	21,321,000	23,104,097
7.5% 4/1/17	9,638,000	11,023,501
9.625% 3/15/16	7,551,000	8,539,554
Developers Diversified Realty Corp. 4.625% 7/15/22	16,238,000	17,406,275
Duke Realty LP:
3.625% 4/15/23	22,930,000	22,848,828
3.875% 10/15/22	20,422,000	20,954,749
4.375% 6/15/22	13,477,000	14,257,925
5.5% 3/1/16	10,207,000	10,861,973
5.95% 2/15/17	9,023,000	9,951,340
6.5% 1/15/18	12,019,000	13,666,985
6.75% 3/15/20	1,066,000	1,269,313
8.25% 8/15/19	5,060,000	6,346,070
Equity One, Inc.:
3.75% 11/15/22	30,646,000	30,786,297
5.375% 10/15/15	2,580,000	2,705,422
6% 9/15/17	4,090,000	4,545,282
6.25% 1/15/17	3,237,000	3,569,372
Equity Residential 5.125% 3/15/16	8,850,000	9,434,551
Federal Realty Investment Trust:
5.9% 4/1/20	3,969,000	4,616,991
6.2% 1/15/17	1,491,000	1,662,156
HCP, Inc. 3.75% 2/1/16	14,496,000	15,084,161
Health Care REIT, Inc.:
2.25% 3/15/18	10,222,000	10,356,450
4.7% 9/15/17	3,736,000	4,074,463
HRPT Properties Trust:
5.75% 11/1/15	4,573,000	4,695,748
6.25% 6/15/17	861,000	921,738
6.65% 1/15/18	3,483,000	3,862,288
Lexington Corporate Properties Trust 4.4% 6/15/24	7,941,000	8,081,087
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (b)	7,519,000	7,767,052
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Retail Opportunity Investments Partnership LP 5% 12/15/23	$ 4,225,000	$ 4,548,077
Simon Property Group LP:
4.125% 12/1/21	13,242,000	14,398,967
5.1% 6/15/15	6,421,000	6,650,146
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,548,000	1,574,709
Weingarten Realty Investors 3.375% 10/15/22	4,634,000	4,663,444
		416,526,964
Real Estate Management & Development - 2.4%
BioMed Realty LP:
2.625% 5/1/19	7,765,000	7,767,229
3.85% 4/15/16	19,180,000	20,051,117
4.25% 7/15/22	10,332,000	10,745,673
6.125% 4/15/20	5,563,000	6,432,052
Brandywine Operating Partnership LP:
3.95% 2/15/23	24,708,000	25,048,995
4.95% 4/15/18	19,325,000	20,934,637
5.7% 5/1/17	6,890,000	7,540,395
6% 4/1/16	6,664,000	7,132,712
7.5% 5/15/15	3,076,000	3,215,684
Digital Realty Trust LP:
4.5% 7/15/15	7,544,000	7,712,480
5.25% 3/15/21	10,656,000	11,643,087
ERP Operating LP:
2.375% 7/1/19	14,895,000	14,975,939
4.625% 12/15/21	31,142,000	34,550,803
4.75% 7/15/20	31,427,000	35,109,710
5.375% 8/1/16	4,428,000	4,805,979
5.75% 6/15/17	24,188,000	27,079,748
Essex Portfolio LP 5.5% 3/15/17	8,105,000	8,921,905
Liberty Property LP:
3.375% 6/15/23	12,723,000	12,496,518
4.125% 6/15/22	11,558,000	12,123,903
4.4% 2/15/24	32,513,000	34,399,242
4.75% 10/1/20	17,245,000	18,681,043
5.125% 3/2/15	1,706,000	1,742,549
5.5% 12/15/16	4,865,000	5,296,667
6.625% 10/1/17	12,549,000	14,293,851
Mack-Cali Realty LP:
2.5% 12/15/17	17,302,000	17,481,543
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP: - continued
3.15% 5/15/23	$ 41,165,000	$ 37,392,228
4.5% 4/18/22	7,126,000	7,238,484
7.75% 8/15/19	2,973,000	3,568,757
Mid-America Apartments LP:
4.3% 10/15/23	5,535,000	5,842,779
5.5% 10/1/15	12,454,000	13,070,199
6.05% 9/1/16	3,862,000	4,202,358
Post Apartment Homes LP 3.375% 12/1/22	4,560,000	4,486,292
Prime Property Funding, Inc. 5.7% 4/15/17 (b)	2,366,000	2,543,821
Reckson Operating Partnership LP 6% 3/31/16	8,396,000	8,975,702
Regency Centers LP:
5.25% 8/1/15	10,361,000	10,785,148
5.875% 6/15/17	4,455,000	4,958,134
Tanger Properties LP:
3.875% 12/1/23	10,722,000	10,993,867
6.125% 6/1/20	24,577,000	28,636,629
Ventas Realty LP 1.55% 9/26/16	18,423,000	18,619,610
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	15,576,000	15,683,365
4% 4/30/19	8,644,000	9,266,377
		556,447,211
TOTAL FINANCIALS		3,977,055,158
HEALTH CARE - 1.2%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17	23,000,000	22,994,273
2.2% 5/22/19	24,334,000	24,308,449
		47,302,722
Health Care Providers & Services - 0.3%
Coventry Health Care, Inc. 5.95% 3/15/17	1,221,000	1,358,872
Express Scripts Holding Co. 4.75% 11/15/21	36,410,000	40,497,933
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,314,000	3,387,561
4.125% 9/15/20	11,062,000	11,855,289
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc. 2.75% 2/15/23	$ 4,066,000	$ 3,979,268
WellPoint, Inc. 3.3% 1/15/23	21,022,000	21,077,855
		82,156,778
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	6,468,000	6,473,465
2.4% 2/1/19	4,078,000	4,120,065
4.15% 2/1/24	6,266,000	6,619,246
		17,212,776
Pharmaceuticals - 0.6%
AbbVie, Inc.:
1.75% 11/6/17	24,562,000	24,687,364
2.9% 11/6/22	25,191,000	24,769,907
Mylan, Inc. 1.35% 11/29/16	8,049,000	8,058,627
Perrigo Co. PLC:
1.3% 11/8/16 (b)	7,040,000	7,031,953
2.3% 11/8/18 (b)	7,532,000	7,518,992
Pfizer, Inc. 6.2% 3/15/19	10,000,000	11,792,280
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	8,155,000	8,189,210
Zoetis, Inc.:
1.875% 2/1/18	3,884,000	3,884,754
3.25% 2/1/23	33,171,000	33,187,552
		129,120,639
TOTAL HEALTH CARE		275,792,915
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (b)	9,485,000	11,107,608
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	773,162	860,142
6.648% 3/15/19	1,756,151	1,870,301
6.795% 2/2/20	168,854	177,930
6.9% 7/2/19	674,781	722,016
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	2,962,620	3,203,333
8.36% 1/20/19	5,942,363	6,596,023
		13,429,745
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
General Electric Co. 5.25% 12/6/17	$ 8,512,000	$ 9,541,314
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.875% 4/1/21	22,238,000	22,460,380
4.75% 3/1/20	19,421,000	20,683,365
		43,143,745
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (d)	2,599,000	2,914,986
TOTAL INDUSTRIALS		80,137,398
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18	4,946,000	4,990,603
6.55% 10/1/17	3,075,000	3,522,615
		8,513,218
IT Services - 0.0%
Xerox Corp. 4.25% 2/15/15	1,037,000	1,054,227
TOTAL INFORMATION TECHNOLOGY		9,567,445
MATERIALS - 0.7%
Chemicals - 0.2%
The Dow Chemical Co.:
4.125% 11/15/21	19,768,000	21,174,869
4.25% 11/15/20	10,672,000	11,633,174
		32,808,043
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,557,000	2,806,584
Metals & Mining - 0.5%
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)	22,911,000	23,985,870
4.25% 7/17/42 (b)	5,987,000	5,650,207
5.625% 10/18/43 (b)	31,197,000	36,021,616
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	27,416,000	27,906,390
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Vale Overseas Ltd.:
4.375% 1/11/22	$ 22,000,000	$ 22,965,360
6.25% 1/23/17	3,240,000	3,606,930
		120,136,373
TOTAL MATERIALS		155,751,000
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.2%
AT&T, Inc. 6.3% 1/15/38	40,737,000	50,913,021
BellSouth Capital Funding Corp. 7.875% 2/15/30	193,000	262,985
CenturyLink, Inc.:
5.15% 6/15/17	1,983,000	2,116,853
6% 4/1/17	4,959,000	5,368,118
6.15% 9/15/19	12,036,000	13,149,330
Embarq Corp.:
7.082% 6/1/16	16,472,000	18,119,892
7.995% 6/1/36	7,935,000	8,926,002
Verizon Communications, Inc.:
1.35% 6/9/17	35,777,000	35,782,474
4.5% 9/15/20	64,976,000	71,393,939
5.012% 8/21/54 (b)	109,559,000	114,434,595
6.35% 4/1/19	7,155,000	8,412,091
6.4% 9/15/33	26,916,000	33,999,995
6.55% 9/15/43	109,182,000	140,753,176
		503,632,471
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	29,726,000	30,448,342
3.125% 7/16/22	16,205,000	16,080,853
3.625% 3/30/15	2,060,000	2,093,331
		48,622,526
TOTAL TELECOMMUNICATION SERVICES		552,254,997
UTILITIES - 3.4%
Electric Utilities - 1.8%
AmerenUE 6.4% 6/15/17	5,870,000	6,622,563
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
American Electric Power Co., Inc.:
1.65% 12/15/17	$ 10,104,000	$ 10,141,233
2.95% 12/15/22	9,568,000	9,447,721
Dayton Power & Light Co. 1.875% 9/15/16	9,233,000	9,390,247
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	15,117,000	17,775,445
6.4% 9/15/20 (b)	26,489,000	31,346,738
Edison International 3.75% 9/15/17	9,811,000	10,434,646
FirstEnergy Corp.:
2.75% 3/15/18	32,253,000	32,618,330
4.25% 3/15/23	55,142,000	55,600,837
7.375% 11/15/31	19,521,000	23,723,657
FirstEnergy Solutions Corp. 6.05% 8/15/21	48,231,000	53,609,818
LG&E and KU Energy LLC:
2.125% 11/15/15	11,341,000	11,488,955
3.75% 11/15/20	2,232,000	2,348,780
Nevada Power Co. 6.5% 5/15/18	15,159,000	17,675,621
Northeast Utilities:
1.45% 5/1/18	7,067,000	6,998,775
2.8% 5/1/23	32,099,000	31,317,229
NV Energy, Inc. 6.25% 11/15/20	7,075,000	8,410,979
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,426,341
Pepco Holdings, Inc. 2.7% 10/1/15	10,408,000	10,604,524
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	15,617,893
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	45,147,391
		415,747,723
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	2,827,000	3,137,410
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	7,175,362
Texas Eastern Transmission LP 6% 9/15/17 (b)	12,691,000	14,207,067
		24,519,839
Multi-Utilities - 1.5%
Dominion Resources, Inc.:
2.5341% 9/30/66 (d)	56,006,000	51,742,039
7.5% 6/30/66 (d)	7,991,000	8,646,262
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	37,668,000	37,454,761
2% 11/15/18	29,001,000	29,031,770
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
National Grid PLC 6.3% 8/1/16	$ 17,348,000	$ 19,079,625
NiSource Finance Corp.:
4.45% 12/1/21	8,962,000	9,721,270
5.25% 9/15/17	3,225,000	3,575,477
5.25% 2/15/43	23,297,000	25,450,761
5.45% 9/15/20	21,013,000	23,918,573
5.8% 2/1/42	11,523,000	13,404,038
5.95% 6/15/41	21,763,000	25,946,219
6.4% 3/15/18	12,182,000	14,034,809
6.8% 1/15/19	6,774,000	8,031,532
PG&E Corp. 2.4% 3/1/19	3,334,000	3,366,183
Puget Energy, Inc.:
6% 9/1/21	26,400,000	31,025,438
6.5% 12/15/20	8,451,000	10,108,571
Sempra Energy:
2.3% 4/1/17	24,264,000	24,862,108
2.875% 10/1/22	9,886,000	9,823,866
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	13,102,000	13,609,703
		362,833,005
TOTAL UTILITIES		803,100,567
TOTAL NONCONVERTIBLE BONDS (Cost $7,386,146,016)		7,910,566,724
U.S. Treasury Obligations - 27.7%

U.S. Treasury Bonds:
3.125% 8/15/44	96,130,000	97,016,222
3.375% 5/15/44	193,900,000	205,291,625
3.625% 8/15/43	253,359,000	280,634,617
3.625% 2/15/44	182,059,000	201,715,728
U.S. Treasury Notes:
0.5% 7/31/17	123,300,000	121,720,280
0.75% 2/28/18	122,700,000	120,773,242
0.875% 4/30/17	662,014,000	662,789,880
0.875% 5/15/17	100,000,000	100,093,800
0.875% 1/31/18	582,288,000	576,510,538
0.875% 7/31/19	206,188,000	198,761,933
U.S. Treasury Obligations - continued
	Principal Amount	Value
U.S. Treasury Notes: - continued
1% 5/31/18	$ 458,315,000	$ 453,230,453
1.25% 10/31/18	745,606,000	739,781,326
1.375% 7/31/18	626,209,000	626,551,536
1.375% 9/30/18	86,771,000	86,635,464
1.5% 12/31/18	80,651,000	80,669,872
1.5% 1/31/19	1,102,259,000	1,101,398,145
1.625% 4/30/19	239,582,000	240,049,904
1.625% 6/30/19	3,000	3,003
1.875% 10/31/17	100,143,000	102,654,386
2.25% 3/31/21	372,383,000	378,405,178
2.375% 8/15/24	78,750,000	78,971,445
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,396,222,828)		6,453,658,577
U.S. Government Agency - Mortgage Securities - 4.4%

Fannie Mae - 3.2%
1.85% 10/1/33 (d)	115,685	120,479
1.885% 2/1/33 (d)	68,007	70,889
1.91% 12/1/34 (d)	93,982	98,858
1.91% 3/1/35 (d)	62,862	65,753
1.927% 10/1/35 (d)	64,017	67,152
1.93% 10/1/33 (d)	35,349	36,934
1.94% 7/1/35 (d)	34,243	36,109
2.05% 3/1/35 (d)	7,350	7,573
2.053% 6/1/36 (d)	192,293	206,174
2.141% 7/1/34 (d)	60,766	64,545
2.319% 11/1/36 (d)	575,732	615,007
2.333% 3/1/35 (d)	44,558	47,417
2.362% 7/1/35 (d)	184,270	196,293
2.364% 12/1/33 (d)	2,350,200	2,498,693
2.421% 10/1/33 (d)	71,096	75,786
2.458% 7/1/37 (d)	326,737	350,323
2.5% 2/1/43 to 8/1/43	2,968,862	2,853,003
2.517% 9/1/36 (d)	914,344	980,349
2.542% 6/1/42 (d)	3,346,664	3,448,223
2.583% 5/1/35 (d)	201,651	216,208
2.949% 11/1/40 (d)	2,009,264	2,106,851
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.982% 9/1/41 (d)	$ 2,264,501	$ 2,367,430
3% 4/1/42 to 11/1/43	80,489,508	80,237,269
3.083% 10/1/41 (d)	1,120,913	1,168,647
3.23% 7/1/41 (d)	3,651,744	3,843,867
3.326% 10/1/41 (d)	1,873,580	1,964,009
3.5% 12/1/41 to 11/1/43	368,562,793	378,968,036
3.5% 9/1/44 (c)	29,400,000	30,262,340
3.5% 9/1/44 (c)	13,100,000	13,484,240
3.5% 9/1/44 (c)	8,000,000	8,234,650
3.553% 7/1/41 (d)	3,697,604	3,910,475
4% 8/1/40 to 1/1/44	52,307,966	55,678,296
4% 9/1/44 (c)	800,000	847,537
4% 9/1/44 (c)	200,000	211,884
4% 9/1/44 (c)	200,000	211,884
4% 9/1/44 (c)	200,000	211,884
4% 10/1/44 (c)	200,000	211,181
4% 10/1/44 (c)	200,000	211,181
4% 10/1/44 (c)	200,000	211,181
4% 10/1/44 (c)	200,000	211,181
4.5% 7/1/36 to 8/1/44	60,082,706	64,952,773
4.5% 10/1/44 (c)	15,300,000	16,479,604
5% 5/1/23 to 10/1/41	7,814,927	8,612,197
5% 9/1/44 (c)	6,800,000	7,498,909
5.5% 9/1/17 to 12/1/19	3,470,434	3,702,122
6% 3/1/22 to 7/1/41	17,947,918	20,322,697
6.5% 11/1/14 to 8/1/36	22,927,611	26,433,807
7% 9/1/18 to 6/1/33	152,025	177,312
7.5% 8/1/17 to 8/1/29	170,713	198,942
8.5% 5/1/21 to 9/1/25	3,877	4,547
9.5% 2/1/25	256	289
10.5% 8/1/20	2,473	2,816
12.5% 4/1/15	131	132
TOTAL FANNIE MAE		744,995,938
Freddie Mac - 1.0%
2% 3/1/36 (d)	148,449	157,032
2.03% 4/1/35 (d)	891,824	937,640
2.373% 1/1/35 (d)	51,600	54,967
2.785% 11/1/35 (d)	277,154	297,161
2.823% 3/1/33 (d)	9,539	10,227
3.068% 10/1/35 (d)	243,724	261,318
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.237% 4/1/41 (d)	$ 2,225,196	$ 2,336,627
3.237% 9/1/41 (d)	2,282,318	2,401,227
3.28% 6/1/41 (d)	2,896,721	3,042,901
3.469% 5/1/41 (d)	2,505,772	2,646,093
3.5% 6/1/42 to 8/1/44	187,580,819	192,505,630
3.637% 6/1/41 (d)	3,714,683	3,925,752
3.677% 5/1/41 (d)	3,213,617	3,386,418
4% 7/1/24 to 11/1/43	9,627,762	10,239,092
4.5% 7/1/25	583,498	624,824
5% 3/1/19 to 4/1/38	2,556,178	2,722,047
5.5% 9/1/34 to 5/1/40	730,127	816,143
6% 7/1/37 to 8/1/37	1,085,597	1,221,231
7.5% 10/1/14 to 1/1/33	31,398	37,267
8.5% 9/1/24 to 8/1/27	11,457	13,801
TOTAL FREDDIE MAC		227,637,398
Ginnie Mae - 0.2%
3% 6/20/42	2,416,003	2,452,148
3% 9/1/44 (c)	2,400,000	2,432,063
3% 9/1/44 (c)	2,400,000	2,432,063
4% 9/20/40 to 2/20/41	15,695,632	16,759,489
4% 9/1/44 (c)	5,400,000	5,752,093
5% 4/15/38 to 5/15/39	4,577,123	5,032,468
5.5% 12/20/28 to 7/20/37	6,135,759	6,873,202
6% 6/15/36	1,226,619	1,403,839
7% 1/15/28 to 11/15/32	1,500,033	1,769,518
7.5% 3/15/28 to 10/15/28	3,637	4,317
8% 7/15/17 to 11/15/17	168,974	180,491
8.5% 10/15/21	9,502	11,003
11% 7/20/19 to 8/20/19	594	682
TOTAL GINNIE MAE		45,103,376
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,009,049,408)		1,017,736,712
Asset-Backed Securities - 0.9%
	Principal Amount	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.625% 4/25/35 (d)	$ 562,768	$ 489,122
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.805% 3/25/34 (d)	285,729	284,112
Airspeed Ltd. Series 2007-1A Class C1, 2.655% 6/15/32 (b)(d)	3,641,749	2,185,049
Ally Master Owner Trust:
Series 2012-1 Class A2, 1.44% 2/15/17	23,330,000	23,427,123
Series 2012-3 Class A2, 1.21% 6/15/17	23,260,000	23,385,046
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.205% 12/25/33 (d)	46,950	43,021
Series 2004-R2 Class M3, 0.98% 4/25/34 (d)	73,246	47,056
Series 2005-R2 Class M1, 0.605% 4/25/35 (d)	448,942	448,012
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.935% 3/25/34 (d)	40,480	38,445
Series 2004-W11 Class M2, 1.205% 11/25/34 (d)	457,000	439,206
Series 2004-W7 Class M1, 0.98% 5/25/34 (d)	1,310,000	1,268,884
Series 2006-W4 Class A2C, 0.315% 5/25/36 (d)	976,894	342,002
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.98% 4/25/34 (d)	1,592,573	1,462,160
Series 2006-HE2 Class M1, 0.525% 3/25/36 (d)	25,050	2,630
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.28% 2/25/35 (d)	1,218,074	1,134,777
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	28,030,000	28,238,039
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.295% 12/25/36 (d)	1,471,000	997,277
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (b)	2,448,791	2,455,194
Series 2013-2A Class A, 1.75% 11/15/17 (b)	16,188,048	16,249,060
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.61% 4/25/34 (d)	65,586	47,006
Series 2004-4 Class M2, 0.95% 6/25/34 (d)	177,981	168,034
Series 2004-7 Class AF5, 5.868% 1/25/35	9,631,233	9,883,006
Fannie Mae Series 2004-T5 Class AB3, 0.9829% 5/28/35 (d)	31,732	29,562
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (d)	160,000	141,707
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.98% 3/25/34 (d)	12,459	11,396
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	53,380,000	53,510,407
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.89% 1/25/35 (d)	$ 801,000	$ 662,587
Class M4, 1.175% 1/25/35 (d)	282,636	158,780
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (b)(d)	1,553,626	1,326,909
GE Business Loan Trust:
Series 2003-1 Class A, 0.585% 4/15/31 (b)(d)	42,541	41,100
Series 2006-2A:
Class A, 0.335% 11/15/34 (b)(d)	1,106,297	1,051,402
Class B, 0.435% 11/15/34 (b)(d)	399,965	367,976
Class C, 0.535% 11/15/34 (b)(d)	663,431	578,879
Class D, 0.905% 11/15/34 (b)(d)	252,199	216,578
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	384,545	18,458
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.475% 8/25/33 (d)	258,518	245,510
Series 2003-3 Class M1, 1.445% 8/25/33 (d)	429,142	415,123
Series 2003-5 Class A2, 0.855% 12/25/33 (d)	27,804	26,156
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.345% 1/25/37 (d)	1,292,000	803,702
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.452% 7/25/36 (d)	178,000	30,603
Series 2007-CH1 Class AV4, 0.285% 11/25/36 (d)	823,917	815,495
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5639% 12/27/29 (d)	213,525	212,461
Series 2006-A Class 2C, 1.3839% 3/27/42 (d)	2,867,000	477,797
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.455% 5/25/37 (d)	378,132	3,755
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.905% 7/25/34 (d)	113,600	89,917
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.13% 7/25/34 (d)	429,565	393,193
Series 2006-FM1 Class A2B, 0.265% 4/25/37 (d)	610,212	549,202
Series 2006-OPT1 Class A1A, 0.675% 6/25/35 (d)	1,744,232	1,665,502
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.835% 8/25/34 (d)	48,462	44,878
Series 2005-NC1 Class M1, 0.815% 1/25/35 (d)	325,752	309,285
Series 2005-NC2 Class B1, 1.91% 3/25/35 (d)	198,666	6,519
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.665% 9/25/35 (d)	1,164,000	1,079,447
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.622% 5/15/17 (d)	20,000,000	20,040,240
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.03% 9/25/34 (d)	$ 435,000	$ 389,565
Class M4, 2.33% 9/25/34 (d)	558,000	342,217
Series 2005-WCH1 Class M4, 0.985% 1/25/36 (d)	1,245,000	1,093,619
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.955% 4/25/33 (d)	4,173	3,919
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.95% 3/25/35 (d)	773,393	707,413
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1806% 6/15/33 (d)	746,968	720,034
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.88% 9/25/34 (d)	26,552	21,684
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.015% 9/25/34 (d)	115,176	103,498
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7921% 4/6/42 (b)(d)	2,398,344	1,079,255
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0341% 10/25/44 (b)(d)	1,459,789	1,473,922
TOTAL ASSET-BACKED SECURITIES (Cost $191,133,887)		204,293,913
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.715% 1/25/35 (d)	1,130,003	1,125,104
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5706% 10/25/34 (d)	322,149	322,242
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2555% 12/20/54 (d)	178,650	175,416
Series 2006-1A:
Class A1, 0.2255% 12/20/54 (b)(d)	20,802,823	20,613,518
Class A5, 0.2955% 12/20/54 (b)(d)	13,704,432	13,592,056
Class C2, 1.3555% 12/20/54 (b)(d)	5,526,000	5,423,769
Series 2006-2:
Class A4, 0.2355% 12/20/54 (d)	6,207,474	6,089,222
Class C1, 1.0955% 12/20/54 (d)	4,563,000	4,430,673
Series 2006-3:
Class A3, 0.2355% 12/20/54 (d)	2,988,928	2,962,027
Class A7, 0.3555% 12/20/54 (d)	3,248,780	3,222,790
Class C2, 1.1555% 12/20/54 (d)	922,000	898,397
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class A4, 0.2555% 12/20/54 (d)	$ 9,529,071	$ 9,445,215
Class B1, 0.3355% 12/20/54 (d)	3,812,000	3,696,496
Class C1, 0.9155% 12/20/54 (d)	2,331,000	2,238,925
Class M1, 0.4955% 12/20/54 (d)	1,006,000	972,903
Series 2007-1:
Class 1C1, 0.7555% 12/20/54 (d)	1,847,000	1,753,911
Class 1M1, 0.4555% 12/20/54 (d)	1,238,000	1,200,984
Class 2A1, 0.2955% 12/20/54 (d)	7,476,985	7,415,674
Class 2C1, 1.0155% 12/20/54 (d)	842,000	817,161
Class 2M1, 0.6555% 12/20/54 (d)	1,589,000	1,551,659
Series 2007-2:
Class 2C1, 1.015% 12/17/54 (d)	2,199,000	2,134,130
Class 3A1, 0.335% 12/17/54 (d)	1,333,172	1,322,507
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6836% 1/20/44 (d)	365,737	386,527
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4718% 8/25/36 (d)	650,759	556,689
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.365% 5/25/47 (d)	428,479	356,685
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.325% 2/25/37 (d)	801,530	726,829
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.445% 7/25/35 (d)	1,125,114	1,074,109
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.507% 6/10/35 (b)(d)	445,766	408,612
Class B6, 3.007% 6/10/35 (b)(d)	416,429	386,736
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (d)	21,677	20,890
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5124% 4/25/33 (d)	94,361	94,546
TOTAL PRIVATE SPONSOR		95,416,402
U.S. Government Agency - 0.0%
Fannie Mae:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	38,808	40,623
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	17,084	17,143
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac planned amortization class:
Series 2356 Class GD, 6% 9/15/16	$ 120,746	$ 125,692
Series 2363 Class PF, 6% 9/15/16	138,595	143,655
Series 2425 Class JH, 6% 3/15/17	139,541	146,403
TOTAL U.S. GOVERNMENT AGENCY		473,516
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $69,450,110)		95,889,918
Commercial Mortgage Securities - 7.8%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4206% 2/14/43 (d)(f)	555,628	12,229
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7129% 5/10/45 (d)	485,093	492,468
Series 2006-3 Class A4, 5.889% 7/10/44	23,171,353	24,770,362
Series 2006-5 Class A2, 5.317% 9/10/47	3,389,452	3,400,681
Series 2006-6 Class A3, 5.369% 10/10/45	3,468,000	3,533,986
Series 2005-3 Class A3B, 5.09% 7/10/43 (d)	5,387,000	5,481,181
Series 2006-6 Class E, 5.619% 10/10/45 (b)	1,002,000	127,076
Series 2007-3:
Class A3, 5.5647% 6/10/49 (d)	2,081,405	2,078,477
Class A4, 5.5647% 6/10/49 (d)	3,615,000	3,940,946
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	19,557,000	20,969,172
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.43% 12/25/33 (b)(d)	21,941	19,794
Series 2005-4A:
Class A2, 0.545% 1/25/36 (b)(d)	750,389	658,580
Class B1, 1.555% 1/25/36 (b)(d)	23,552	4,256
Class M1, 0.605% 1/25/36 (b)(d)	241,967	142,317
Class M2, 0.625% 1/25/36 (b)(d)	48,976	27,680
Class M3, 0.655% 1/25/36 (b)(d)	106,116	57,050
Class M4, 0.765% 1/25/36 (b)(d)	39,648	20,669
Class M5, 0.805% 1/25/36 (b)(d)	39,648	15,722
Class M6, 0.855% 1/25/36 (b)(d)	41,980	12,885
Series 2006-3A Class M4, 0.585% 10/25/36 (b)(d)	32,861	5,004
Series 2007-1 Class A2, 0.425% 3/25/37 (b)(d)	533,636	389,188
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class A1, 0.425% 7/25/37 (b)(d)	$ 1,147,879	$ 996,327
Class A2, 0.475% 7/25/37 (b)(d)	1,075,388	782,419
Class M1, 0.525% 7/25/37 (b)(d)	329,506	98,618
Class M2, 0.565% 7/25/37 (b)(d)	171,942	22,254
Class M3, 0.645% 7/25/37 (b)(d)	173,740	12,342
Class M4, 0.805% 7/25/37 (b)(d)	6,450	130
Series 2007-3:
Class A2, 0.445% 7/25/37 (b)(d)	464,917	337,659
Class M1, 0.465% 7/25/37 (b)(d)	184,872	118,804
Class M2, 0.495% 7/25/37 (b)(d)	197,084	112,494
Class M3, 0.525% 7/25/37 (b)(d)	317,946	118,868
Class M4, 0.655% 7/25/37 (b)(d)	557,984	120,926
Class M5, 0.755% 7/25/37 (b)(d)	242,093	39,299
Series 2007-4A:
Class M1, 1.102% 9/25/37 (b)(d)	169,101	34,765
Class M2, 1.202% 9/25/37 (b)(d)	137,945	11,745
Series 2006-3A, Class IO, 0% 10/25/36 (b)(d)(f)	12,417,988	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (b)(d)(f)	5,347,913	221,450
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.705% 3/15/22 (b)(d)	166,804	167,021
Class J, 0.855% 3/15/22 (b)(d)	554,000	543,372
sequential payer:
Series 2007-PW15 Class A4, 5.331% 2/11/44	9,561,304	10,231,657
Series 2007-PW16 Class A4, 5.7071% 6/11/40 (d)	2,484,000	2,726,677
Series 2007-PW18 Class A4, 5.7% 6/11/50	20,000,000	22,143,940
Series 2006-T22 Class A4, 5.5723% 4/12/38 (d)	208,721	220,019
Series 2007-PW18 Class X2, 0.2917% 6/11/50 (b)(d)(f)	87,998,888	419,403
Series 2007-T28 Class X2, 0.1374% 9/11/42 (b)(d)(f)	54,025,635	107,781
C-BASS Trust floater Series 2006-SC1 Class A, 0.425% 5/25/36 (b)(d)	378,721	368,226
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4379% 5/15/35 (b)(d)(f)	3,648,386	21,445
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,127,230	1,143,963
Class A4, 5.322% 12/11/49	123,188,500	132,820,362
Commercial Mortgage Securities - continued
	Principal Amount	Value
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (d)	$ 1,937,000	$ 1,872,779
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.005% 4/15/17 (b)(d)	103,547	103,681
sequential payer Series 2006-C7 Class A1A, 5.7413% 6/10/46 (d)	56,656,417	60,342,030
Series 2004-LB4A Class A5, 4.84% 10/15/37	15,312,250	15,333,595
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (d)	26,136	25,966
Series 2007-C3 Class A4, 5.7022% 6/15/39 (d)	33,007,900	35,532,279
Series 2007-C5 Class A4, 5.695% 9/15/40 (d)	19,378,000	21,213,174
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.505% 4/15/22 (b)(d)	6,186,000	6,063,659
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.463% 8/15/36 (d)(f)	72,837	109
Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(d)(f)	6,614	0
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.475% 2/15/22 (b)(d)	44,767	44,762
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(d)	2,651,000	331,571
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	61,848,705	66,689,851
Series 2001-1 Class X1, 1.6605% 5/15/33 (b)(d)(f)	154,191	14
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	30,095,000	32,561,646
Series 2006-GG7 Class A4, 5.8189% 7/10/38 (d)	13,543,907	14,425,290
Series 2007-GG11 Class A1, 0.2924% 12/10/49 (b)(d)(f)	24,509,639	613
GS Mortgage Securities Corp. II Series 2006-GG6 Class A3, 5.523% 4/10/38 (d)	13,122,352	13,106,487
GS Mortgage Securities Corp. Trust:
Series 2013-C, 2.974% 1/10/30 (b)	6,810,000	6,872,642
Series 2013-XA1, 1.331% 1/10/30 (b)(d)(f)	171,799,000	5,318,004
Series 2013-XB1, 0.6525% 1/10/30 (b)(d)(f)	120,531,000	2,494,196
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (d)	5,900,000	6,333,007
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	5,290,000	5,390,928
Class DFX, 4.4065% 11/5/30 (b)	47,644,000	48,778,351
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.435% 11/15/18 (b)(d)	$ 138,159	$ 136,749
Class F, 0.485% 11/15/18 (b)(d)	320,945	312,015
Class G, 0.515% 11/15/18 (b)(d)	279,111	264,372
Class H, 0.655% 11/15/18 (b)(d)	214,234	201,102
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	38,398,369	41,199,875
Series 2006-CB17:
Class A3, 5.45% 12/12/43	83,178	83,058
Class A4, 5.429% 12/12/43	18,640,000	19,903,829
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	65,430,009	70,266,857
Series 2007-CB18 Class A4, 5.44% 6/12/47	15,481,218	16,743,030
Series 2007-CB19 Class A4, 5.7029% 2/12/49 (d)	47,976,000	52,473,477
Series 2007-LD11:
Class A2, 5.79% 6/15/49 (d)	171,853	172,177
Class A4, 5.805% 6/15/49 (d)	109,185,368	118,726,641
Series 2007-LDPX Class A3, 5.42% 1/15/49	26,137,032	28,290,933
Series 2006-LDP7 Class A4, 5.8657% 4/15/45 (d)	28,290,000	30,157,508
Series 2007-CB20 Class A1A, 5.746% 2/12/51	78,827,751	87,229,134
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (d)	143,000	17,182
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8927% 7/15/44 (d)	1,403,000	1,541,950
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	780,000	837,260
Series 2006-C7 Class A2, 5.3% 11/15/38	894,941	921,180
Series 2007-C1 Class A4, 5.424% 2/15/40	44,702,382	48,431,455
Series 2007-C2 Class A3, 5.43% 2/15/40	3,804,980	4,143,399
Series 2007-C6 Class A4, 5.858% 7/15/40 (d)	3,726,465	3,963,565
Series 2007-C7:
Class A3, 5.866% 9/15/45	49,117,133	54,627,338
Class XCP, 0.2789% 9/15/45 (d)(f)	97,713,639	70,256
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4208% 1/12/44 (b)(d)	1,509,000	1,436,373
Series 2007-C1:
Class A3, 5.8385% 6/12/50 (d)	3,505,404	3,516,386
Class A4, 5.8385% 6/12/50 (d)	54,971,000	60,784,293
Series 2008-C1 Class A4, 5.69% 2/12/51	3,608,417	3,996,072
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.276% 12/12/49 (d)	86,065	86,048
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (d)	$ 3,140,000	$ 3,355,991
Class ASB, 5.133% 12/12/49 (d)	577,916	594,047
Series 2007-5 Class A4, 5.378% 8/12/48	47,742,474	51,123,453
Series 2007-6:
Class A2, 5.331% 3/12/51	7,910,676	7,925,185
Class A4, 5.485% 3/12/51 (d)	24,350,000	26,449,360
Series 2007-7 Class A4, 5.7432% 6/12/50 (d)	6,069,000	6,633,423
Series 2007-9:
Class A4, 5.7% 9/12/49	185,000	203,590
Class ASB, 5.644% 9/12/49	7,283,288	7,286,427
Series 2006-4 Class XP, 0.6181% 12/12/49 (d)(f)	20,962,764	36,580
Series 2007-6 Class B, 5.635% 3/12/51 (d)	1,734,000	535,329
Series 2007-7 Class B, 5.7432% 6/12/50 (d)	1,295,000	51,519
Series 2007-8 Class A3, 5.8831% 8/12/49 (d)	1,496,000	1,646,557
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (b)(d)	291,739	262,565
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (b)(d)	6,487,000	6,462,369
Class D, 0.345% 10/15/20 (b)(d)	4,105,000	4,073,646
Class E, 0.405% 10/15/20 (b)(d)	8,181,000	8,089,684
Class F, 0.455% 10/15/20 (b)(d)	9,173,000	9,024,746
Class G, 0.495% 10/15/20 (b)(d)	505,000	491,788
Class H, 0.585% 10/15/20 (b)(d)	318,000	293,780
Class J, 0.735% 10/15/20 (b)(d)	183,596	151,254
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (d)	1,632,976	1,637,847
Series 2006-IQ11 Class A4, 5.6554% 10/15/42 (d)	436,162	456,339
Series 2006-T23 Class A3, 5.8054% 8/12/41 (d)	762,759	762,620
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (d)	2,601,000	2,841,556
Class AAB, 5.654% 4/15/49	2,655,882	2,734,780
Class B, 5.722% 4/15/49 (d)	426,000	90,440
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (b)	1,201,629	1,270,002
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	244,962	86,961
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.515% 9/15/21 (b)(d)	$ 726,265	$ 711,993
Class J, 0.755% 9/15/21 (b)(d)	323,000	310,192
Series 2007-WHL8:
Class F, 0.635% 6/15/20 (b)(d)	3,844,000	3,693,058
Class LXR1, 0.855% 6/15/20 (b)(d)	212,275	207,974
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	22,369,802	24,225,534
Series 2007-C30 Class A5, 5.342% 12/15/43	80,574,818	87,121,184
Series 2007-C31 Class A4, 5.509% 4/15/47	82,313,867	88,386,161
Series 2007-C32 Class A3, 5.7453% 6/15/49 (d)	69,892,000	76,212,229
Series 2007-C33:
Class A4, 5.9414% 2/15/51 (d)	75,012,848	81,355,034
Class A5, 5.9414% 2/15/51 (d)	12,818,000	14,142,356
Series 2005-C19 Class B, 4.892% 5/15/44	1,734,000	1,766,656
Series 2005-C22:
Class B, 5.3703% 12/15/44 (d)	3,845,000	3,836,618
Class F, 5.3703% 12/15/44 (b)(d)	2,892,000	791,784
Series 2006-C27 Class A1A, 5.749% 7/15/45 (d)	54,598,130	58,834,672
Series 2007-C31 Class C, 5.6724% 4/15/47 (d)	4,147,000	3,997,144
Series 2007-C31A Class A2, 5.421% 4/15/47	1,522,096	1,522,644
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,731,555,637)		1,825,156,909
Municipal Securities - 2.5%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (d)	5,700,000	5,800,947
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	4,580,000	6,713,501
7.3% 10/1/39	39,940,000	57,752,841
7.5% 4/1/34	18,570,000	27,142,841
7.6% 11/1/40	39,105,000	60,010,142
7.625% 3/1/40	9,470,000	14,364,759
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	5,105,000	5,523,661
Series 2010 C1, 7.781% 1/1/35	28,545,000	34,727,562
Series 2012 B, 5.432% 1/1/42	7,305,000	6,898,477
Municipal Securities - continued
	Principal Amount	Value
Chicago Gen. Oblig.: - continued
6.314% 1/1/44	$ 33,980,000	$ 36,004,528
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	2,445,000	2,566,785
5.1% 6/1/33	126,140,000	125,250,713
Series 2010, 4.421% 1/1/15	9,780,000	9,888,656
Series 2010-1, 6.63% 2/1/35	21,560,000	24,008,138
Series 2010-3:
5.547% 4/1/19	655,000	720,146
6.725% 4/1/35	31,715,000	35,643,537
7.35% 7/1/35	14,750,000	17,254,993
Series 2011:
4.961% 3/1/16	2,090,000	2,206,559
5.365% 3/1/17	770,000	836,004
5.665% 3/1/18	22,165,000	24,559,263
5.877% 3/1/19	57,810,000	64,658,751
Series 2013:
2.69% 12/1/17	6,955,000	7,045,693
3.14% 12/1/18	7,215,000	7,316,659
TOTAL MUNICIPAL SECURITIES (Cost $544,998,476)		576,895,156
Foreign Government and Government Agency Obligations - 0.9%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)	28,250,000	29,041,000
5.75% 9/26/23 (b)	25,847,000	28,108,613
Brazilian Federative Republic:
4.25% 1/7/25	26,790,000	27,861,600
5.625% 1/7/41	27,107,000	30,495,375
United Mexican States:
4% 10/2/23	64,192,000	68,043,520
4.75% 3/8/44	26,992,000	28,314,608
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $200,112,385)		211,864,716
Bank Notes - 0.2%
	Principal Amount	Value
Discover Bank (Delaware) 3.2% 8/9/21	$ 34,467,000	$ 34,578,811
Fifth Third Bank 4.75% 2/1/15	2,013,000	2,047,465
TOTAL BANK NOTES (Cost $36,399,978)		36,626,276
Fixed-Income Funds - 20.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (e) (Cost $4,474,714,467)	43,440,281	4,712,836,075
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 0.11% (a) (Cost $201,578,522)	201,578,522	201,578,522
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $22,241,361,714)		23,247,103,498
NET OTHER ASSETS (LIABILITIES) - 0.1%		21,704,636
NET ASSETS - 100%		$ 23,268,808,134
TBA Sale Commitments
	Principal Amount
Fannie Mae
3.5% 9/1/44	$ (6,800,000)	(6,999,453)
3.5% 9/1/44	(2,400,000)	(2,470,395)
4% 9/1/44	(200,000)	(211,884)
4% 9/1/44	(200,000)	(211,884)
4% 9/1/44	(200,000)	(211,884)
4% 9/1/44	(200,000)	(211,884)
4% 9/1/44	(200,000)	(211,884)
4% 9/1/44	(200,000)	(211,884)
4% 9/1/44	(200,000)	(211,884)
4.5% 9/1/44	(15,300,000)	(16,520,244)
5% 9/1/44	(6,800,000)	(7,498,909)
TOTAL FANNIE MAE		(34,972,189)
TBA Sale Commitments - continued
	Principal Amount	Value
Freddie Mac
3.5% 9/1/44	$ (42,500,000)	$ (43,656,931)
3.5% 9/1/44	(8,000,000)	(8,217,775)
TOTAL FREDDIE MAC		(51,874,706)
Ginnie Mae
3% 9/1/44	(2,400,000)	(2,432,063)
3% 9/1/44	(2,400,000)	(2,432,063)
TOTAL GINNIE MAE		(4,864,126)
TOTAL TBA SALE COMMITMENTS (Proceeds $91,165,693)		$ (91,711,021)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,095,377,619 or 4.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 563,035
Fidelity Mortgage Backed Securities Central Fund	131,114,746
Total	$ 131,677,781
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 6,408,870,051	$ 131,114,746	$ 1,995,263,848	$ 4,712,836,075	44.0%
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 7,910,566,724	$ -	$ 7,910,566,724	$ -
U.S. Government and Government Agency Obligations	6,453,658,577	-	6,453,658,577	-
U.S. Government Agency - Mortgage Securities	1,017,736,712	-	1,017,736,712	-
Asset-Backed Securities	204,293,913	-	203,208,139	1,085,774
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Collateralized Mortgage Obligations	$ 95,889,918	$ -	$ 95,094,570	$ 795,348
Commercial Mortgage Securities	1,825,156,909	-	1,824,656,128	500,781
Municipal Securities	576,895,156	-	576,895,156	-
Foreign Government and Government Agency Obligations	211,864,716	-	211,864,716	-
Bank Notes	36,626,276	-	36,626,276	-
Fixed-Income Funds	4,712,836,075	4,712,836,075	-	-
Money Market Funds	201,578,522	201,578,522	-	-
Total Investments in Securities:	$ 23,247,103,498	$ 4,914,414,597	$ 18,330,306,998	$ 2,381,903
Other Financial Instruments:
TBA Sale Commitments	$ (91,711,021)	$ -	$ (91,711,021)	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $17,565,068,725)	$ 18,332,688,901
Fidelity Central Funds (cost $4,676,292,989)	4,914,414,597
Total Investments (cost $22,241,361,714)		$ 23,247,103,498
Receivable for investments sold, regular delivery		585,971
Receivable for TBA sale commitments		91,165,693
Receivable for fund shares sold		58,305,533
Interest receivable		129,340,069
Distributions receivable from Fidelity Central Funds		18,597
Total assets		23,526,519,361

Liabilities
Payable to custodian bank	$ 107
Payable for investments purchased Regular delivery	7,551,681
Delayed delivery	88,467,709
TBA sale commitments, at value	91,711,021
Payable for fund shares redeemed	62,191,987
Accrued management fee	6,825,358
Other affiliated payables	963,364
Total liabilities		257,711,227

Net Assets		$ 23,268,808,134
Net Assets consist of:
Paid in capital		$ 22,453,188,557
Undistributed net investment income		67,717,307
Accumulated undistributed net realized gain (loss) on investments		(257,294,186)
Net unrealized appreciation (depreciation) on investments		1,005,196,456
Net Assets		$ 23,268,808,134

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2014

Series Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($12,027,553,614 ÷ 1,049,059,641 shares)	$ 11.47

Class F: Net Asset Value, offering price and redemption price per share ($11,241,254,520 ÷ 980,087,003 shares)	$ 11.47

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2014

Investment Income
Interest		$ 601,837,641
Income from Fidelity Central Funds		131,677,781
Total income		733,515,422

Expenses
Management fee	$ 83,011,994
Transfer agent fees	12,297,503
Independent trustees' compensation	99,144
Miscellaneous	41,805
Total expenses before reductions	95,450,446
Expense reductions	(2,202)	95,448,244
Net investment income (loss)		638,067,178
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	92,692,528
Fidelity Central Funds	(26,198,404)
Total net realized gain (loss)		66,494,124
Change in net unrealized appreciation (depreciation) on: Investment securities	797,799,957
Delayed delivery commitments	(1,613,002)
Total change in net unrealized appreciation (depreciation)		796,186,955
Net gain (loss)		862,681,079
Net increase (decrease) in net assets resulting from operations		$ 1,500,748,257

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 638,067,178	$ 546,912,803
Net realized gain (loss)	66,494,124	31,964,345
Change in net unrealized appreciation (depreciation)	796,186,955	(1,306,467,388)
Net increase (decrease) in net assets resulting from operations	1,500,748,257	(727,590,240)
Distributions to shareholders from net investment income	(633,386,559)	(520,329,628)
Distributions to shareholders from net realized gain	(16,331,656)	(915,114,160)
Total distributions	(649,718,215)	(1,435,443,788)
Share transactions - net increase (decrease)	(4,763,323,731)	5,229,285,534
Total increase (decrease) in net assets	(3,912,293,689)	3,066,251,506

Net Assets
Beginning of period	27,181,101,823	24,114,850,317
End of period (including undistributed net investment income of $67,717,307 and undistributed net investment income of $77,732,466, respectively)	$ 23,268,808,134	$ 27,181,101,823

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Series Investment Grade Bond

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.07	$ 12.05	$ 11.83	$ 11.94	$ 11.29
Income from Investment Operations
Net investment income (loss) B	.298	.240	.321	.374	.432
Net realized and unrealized gain (loss)	.406	(.542)	.464	.206	.765
Total from investment operations	.704	(.302)	.785	.580	1.197
Distributions from net investment income	(.296)	(.229)	(.345)	(.357)	(.422)
Distributions from net realized gain	(.008)	(.449)	(.220)	(.333)	(.125)
Total distributions	(.304)	(.678)	(.565)	(.690)	(.547)
Net asset value, end of period	$ 11.47	$ 11.07	$ 12.05	$ 11.83	$ 11.94
Total ReturnA	6.44%	(2.67)%	6.87%	5.11%	10.90%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.46%	.46%	.47%	.48%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.64%	2.09%	2.72%	3.23%	3.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,027,554	$ 14,142,872	$ 14,011,346	$ 15,646,684	$ 14,060,678
Portfolio turnover rateD	105%	215%	158%	213%F	109%F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 12.05	$ 11.84	$ 11.95	$ 11.30
Income from Investment Operations
Net investment income (loss) B	.309	.251	.332	.385	.442
Net realized and unrealized gain (loss)	.397	(.532)	.455	.207	.767
Total from investment operations	.706	(.281)	.787	.592	1.209
Distributions from net investment income	(.308)	(.240)	(.357)	(.369)	(.434)
Distributions from net realized gain	(.008)	(.449)	(.220)	(.333)	(.125)
Total distributions	(.316)	(.689)	(.577)	(.702)	(.559)
Net asset value, end of period	$ 11.47	$ 11.08	$ 12.05	$ 11.84	$ 11.95
Total ReturnA	6.45%	(2.49)%	6.89%	5.22%	11.00%
Ratios to Average Net Assets C, E
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	2.74%	2.18%	2.82%	3.33%	3.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,241,255	$ 13,038,230	$ 10,103,504	$ 5,931,766	$ 2,207,408
Portfolio turnover rateD	105%	215%	158%	213%F	109%F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

1. Organization.

Fidelity Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Investment Grade Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds), certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 946,241,314
Gross unrealized depreciation	(77,552,498)
Net unrealized appreciation (depreciation) on securities	$ 868,688,816

Tax Cost	$ 22,378,414,682

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 12,310,881
Capital loss carryforward	$ (64,834,791)
Net unrealized appreciation (depreciation) on securities and other investments	$ 868,143,488

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (64,834,791)

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 649,718,215	$ 968,344,645
Long-term Capital Gains	-	467,099,143
Total	$ 649,718,215	$ 1,435,443,788

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Annual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $3,835,306,160 and $4,401,901,724, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Investment Grade Bond. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Series Investment Grade Bond	$ 12,297,503.10

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit - continued

purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $41,805 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $417,714.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,202.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Series Investment Grade Bond	$ 324,628,573	$ 275,637,809
Class F	308,757,986	244,691,819
Total	$ 633,386,559	$ 520,329,628

Annual Report

9. Distributions to Shareholders - continued

Years ended August 31,	2014	2013
From net realized gain
Series Investment Grade Bond	$ 8,595,685	$ 516,511,318
Class F	7,735,971	398,602,842
Total	$ 16,331,656	$ 915,114,160

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Series Investment Grade Bond
Shares sold	215,890,285	229,479,874	$ 2,424,521,970	$ 2,640,091,672
Reinvestment of distributions	29,453,749	68,189,424	332,666,511	792,149,127
Shares redeemed	(473,777,543)	(183,215,218)	(5,314,846,794)	(2,128,158,559)
Net increase (decrease)	(228,433,509)	114,454,080	$ (2,557,658,313)	$ 1,304,082,240
Class F
Shares sold	225,811,512	336,034,068	$ 2,541,658,728	$ 3,882,889,942
Reinvestment of distributions	27,963,644	55,411,913	316,022,407	643,294,661
Shares redeemed	(450,946,377)	(52,557,702)	(5,063,346,553)	(600,981,309)
Net increase (decrease)	(197,171,221)	338,888,279	$ (2,205,665,418)	$ 3,925,203,294

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Series Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Investment Grade Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2014, the results of its operations for the year then ended indicated, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Series Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 21, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity Series Investment Grade Bond Fund or 1-800-835-5092 for Class F.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Investment Grade Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Series Investment Grade Bond	10/13/2014	10/10/2014	$0.003
Class F	10/13/2014	10/10/2014	$0.003

A total of 14.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LIG-ANN-1014
1.873109.105

Item 2. Code of Ethics

As of the end of the period, August 31, 2014, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Corporate Bond Fund, Fidelity Investment Grade Bond Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Short-Term Bond Fund and Spartan U.S. Bond Index Fund (the "Funds"):

Services Billed by PwC

August 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond Fund	$76,000	$-	$6,400	$1,900
Fidelity Investment Grade Bond Fund	$103,000	$-	$7,600	$3,700
Fidelity Series Investment Grade Bond Fund	$114,000	$-	$7,300	$10,000
Fidelity Short-Term Bond Fund	$112,000	$-	$7,100	$4,500
Spartan U.S. Bond Index Fund	$103,000	$-	$6,700	$7,400

August 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond Fund	$77,000	$-	$3,300	$1,800
Fidelity Investment Grade Bond Fund	$106,000	$-	$4,600	$3,900
Fidelity Series Investment Grade Bond Fund	$121,000	$-	$4,600	$11,200
Fidelity Short-Term Bond Fund	$115,000	$-	$4,600	$4,900
Spartan U.S. Bond Index Fund	$107,000	$-	$4,600	$7,700

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Conservative Income Bond Fund and Fidelity Intermediate Bond Fund (the "Funds"):

Services Billed by Deloitte Entities

August 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Bond Fund	$50,000	$-	$5,800	$1,300
Fidelity Intermediate Bond Fund	$153,000	$-	$5,800	$1,300

August 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Bond Fund	$51,000	$-	$5,800	$900
Fidelity Intermediate Bond Fund	$154,000	$-	$5,800	$1,100

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2014A	August 31, 2013A
Audit-Related Fees	$4,935,000	$5,335,000
Tax Fees	$-	$-
All Other Fees	$20,000	$30,000

A Amounts may reflect rounding.

Services Billed by Deloitte Entities

	August 31, 2014A	August 31, 2013A
Audit-Related Fees	$150,000	$1,115,000
Tax Fees	$-	$-
All Other Fees	$740,000	$765,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2014 A	August 31, 2013 A
PwC	$6,130,000	$6,230,000
Deloitte Entities	$1,865,000	$1,990,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2014